UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6569

IVY FUNDS

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Wendy J. Hills

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report SEPTEMBER 30, 2016

Ticker
	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
IVY FUNDS

Ivy Asset Strategy Fund	WASAX	WASBX	WASCX	IASEX	IVAEX	IASRX	IASTX	WASYX

Ivy Balanced Fund	IBNAX	IBNBX	IBNCX	IVYEX	IYBIX	IYBFX	IBARX	IBNYX

Ivy Energy Fund	IEYAX	IEYBX	IEYCX	IVEEX	IVEIX	IYEFX	IENRX	IEYYX

Ivy Global Natural Resources Fund	IGNAX	IGNBX	IGNCX	IGNEX	IGNIX	IGNRX	INRSX	IGNYX

Ivy LaSalle Global Real Estate Fund	IREAX	IREBX	IRECX		IRESX	IRERX		IREYX

Ivy LaSalle Global Risk-Managed Real Estate Fund	IVRAX	IVRBX	IVRCX		IVIRX	IVRRX		IVRYX

Ivy Real Estate Securities Fund	IRSAX	IRSBX	IRSCX	IREEX	IREIX	IRSRX	IRSEX	IRSYX

Ivy Science and Technology Fund	WSTAX	WSTBX	WSTCX	ISTEX	ISTIX	WSTRX	ISTNX	WSTYX

IVY INVESTMENTSSM refers to the financial services offered by Ivy Distributors, Inc., a FINRA member broker dealer and the distributor of IVY FUNDS® mutual funds, and those financial services offered by its affiliates.

CONTENTS	IVY FUNDS

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2

PRESIDENT’S LETTER	IVY FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Over the six months since our last report to you, the financial markets held fairly steady, despite intermittent bouts of volatility. The S&P 500 Index rebounded from turbulence created by the United Kingdom’s vote in June to leave the European Union and, in July, reached a record high, though it has dropped slightly since then.

Concerns about global economic growth, the direction of interest rates, fluctuation in oil prices and the outcome of the U.S. presidential election are all contributors to concerns about the direction of markets as we look toward the end of 2016.

While financial markets dislike the uncertainty brought on by the above issues, domestic equities have performed fairly well, and we expect moderate positive returns for 2016.

Across the six-month fiscal period, the gradual U.S. economic expansion has continued. The U.S. remains a relative bright spot in the world, supported primarily by the U.S. consumer, who is benefitting from lower energy prices, lower inflation in general and an improved labor market. Demand for cars, homes and furnishings has been healthy.

When interest rates in the U.S. will rise, and by how much, remains an area of focus, with many anticipating the Federal Reserve will raise rates in December of this year. Over the last 12 months, global economic concerns have altered the Fed’s timetable on further increases. We believe that job growth and inflation will be the most important determinants in the direction of long-term central bank policy.

Overseas, the European Central Bank and Bank of Japan are actively engaged in aggressive easing. As yet, these steps are not leading to any notable strengthening of economic activity.

China, in the face of economic softening, has turned toward more aggressive stimulus. We believe economic growth in China is likely to hold steady, which should support broader global growth.

While challenges remain, we do see potential catalysts for growth in several areas and industries and our team continues to seek investment opportunities around the globe.

Economic Snapshot

	9/30/16	3/31/16
S&P 500 Index	2,168.27	2,059.74
MSCI EAFE Index	1,701.69	1,652.04
10-Year Treasury Yield	1.60%	1.78%
U.S. unemployment rate	5.0%	5.0%
30-year fixed mortgage rate	3.42%	3.71%
Oil price per barrel	$48.24	$38.34

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2016	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2016.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 7 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*
Ivy Asset Strategy Fund
Class A	$1,000	$1,009.10	$5.42	$1,000	$1,019.66	$5.45	1.09%
Class B**	$1,000	$1,006.10	$8.83	$1,000	$1,016.22	$8.87	1.77%
Class C	$1,000	$1,005.50	$9.02	$1,000	$1,016.10	$9.07	1.80%
Class E	$1,000	$1,009.60	$5.02	$1,000	$1,020.08	$5.05	1.00%
Class I	$1,000	$1,010.40	$4.12	$1,000	$1,020.96	$4.14	0.83%
Class R	$1,000	$1,007.80	$6.93	$1,000	$1,018.14	$6.96	1.39%
Class R6	$1,000	$1,011.40	$3.22	$1,000	$1,021.89	$3.24	0.65%
Class Y	$1,000	$1,009.10	$5.32	$1,000	$1,019.82	$5.35	1.06%

See footnotes on page 6.

4	SEMIANNUAL REPORT	2016

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*
Ivy Balanced Fund
Class A	$1,000	$1,045.70	$5.73	$1,000	$1,019.48	$5.65	1.12%
Class B**	$1,000	$1,042.00	$9.39	$1,000	$1,015.84	$9.27	1.84%
Class C	$1,000	$1,042.50	$9.19	$1,000	$1,016.04	$9.07	1.80%
Class E***	$1,000	$1,046.70	$4.81	$1,000	$1,020.32	$4.75	0.95%
Class I	$1,000	$1,047.40	$4.30	$1,000	$1,020.82	$4.24	0.85%
Class R	$1,000	$1,044.30	$7.36	$1,000	$1,017.87	$7.26	1.44%
Class R6	$1,000	$1,048.00	$3.58	$1,000	$1,021.60	$3.54	0.69%
Class Y	$1,000	$1,045.80	$5.63	$1,000	$1,019.60	$5.55	1.09%
Ivy Energy Fund
Class A	$1,000	$1,237.20	$8.05	$1,000	$1,017.85	$7.26	1.44%
Class B**	$1,000	$1,232.30	$12.95	$1,000	$1,013.44	$11.68	2.32%
Class C	$1,000	$1,233.10	$11.84	$1,000	$1,014.42	$10.68	2.12%
Class E***	$1,000	$1,239.30	$6.72	$1,000	$1,019.09	$6.06	1.19%
Class I	$1,000	$1,239.40	$6.16	$1,000	$1,019.59	$5.55	1.09%
Class R	$1,000	$1,235.70	$9.39	$1,000	$1,016.64	$8.47	1.68%
Class R6	$1,000	$1,240.60	$5.27	$1,000	$1,020.38	$4.75	0.93%
Class Y	$1,000	$1,237.80	$7.50	$1,000	$1,018.34	$6.76	1.34%
Ivy Global Natural Resources Fund
Class A	$1,000	$1,141.30	$9.31	$1,000	$1,016.32	$8.77	1.75%
Class B**	$1,000	$1,134.90	$15.05	$1,000	$1,010.95	$14.18	2.82%
Class C	$1,000	$1,138.40	$12.72	$1,000	$1,013.21	$11.98	2.36%
Class E	$1,000	$1,144.40	$6.75	$1,000	$1,018.75	$6.36	1.26%
Class I	$1,000	$1,144.40	$6.54	$1,000	$1,018.92	$6.16	1.22%
Class R	$1,000	$1,141.50	$9.53	$1,000	$1,016.20	$8.97	1.77%
Class R6	$1,000	$1,145.50	$5.47	$1,000	$1,019.95	$5.15	1.02%
Class Y	$1,000	$1,143.80	$7.72	$1,000	$1,017.90	$7.26	1.43%
Ivy LaSalle Global Real Estate Fund
Class A	$1,000	$1,025.60	$7.70	$1,000	$1,017.51	$7.67	1.51%
Class B**	$1,000	$1,019.00	$13.43	$1,000	$1,011.73	$13.38	2.66%
Class C	$1,000	$1,018.80	$14.03	$1,000	$1,011.13	$13.98	2.78%
Class I	$1,000	$1,024.50	$8.81	$1,000	$1,016.41	$8.77	1.73%
Class R	$1,000	$1,022.20	$11.43	$1,000	$1,013.78	$11.38	2.25%
Class Y	$1,000	$1,030.20	$7.71	$1,000	$1,017.51	$7.67	1.51%
Ivy LaSalle Global Risk-Managed Real Estate Fund
Class A	$1,000	$1,034.40	$7.63	$1,000	$1,017.58	$7.57	1.51%
Class B**	$1,000	$1,031.30	$11.68	$1,000	$1,013.55	$11.58	2.30%
Class C	$1,000	$1,031.00	$11.68	$1,000	$1,013.54	$11.58	2.28%
Class I	$1,000	$1,036.40	$6.82	$1,000	$1,018.40	$6.76	1.31%
Class R	$1,000	$1,032.40	$9.76	$1,000	$1,015.47	$9.67	1.92%
Class Y	$1,000	$1,034.60	$7.73	$1,000	$1,017.49	$7.67	1.51%

See footnotes on page 6.

2016	SEMIANNUAL REPORT	5

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*
Ivy Real Estate Securities Fund
Class A	$1,000	$1,036.50	$7.33	$1,000	$1,017.86	$7.26	1.44%
Class B**	$1,000	$1,031.80	$11.89	$1,000	$1,013.32	$11.78	2.34%
Class C	$1,000	$1,032.90	$10.88	$1,000	$1,014.37	$10.78	2.13%
Class E	$1,000	$1,036.40	$7.33	$1,000	$1,017.82	$7.26	1.45%
Class I	$1,000	$1,038.50	$5.40	$1,000	$1,019.76	$5.35	1.06%
Class R	$1,000	$1,035.80	$8.35	$1,000	$1,016.88	$8.27	1.63%
Class R6	$1,000	$1,039.60	$4.49	$1,000	$1,020.71	$4.45	0.87%
Class Y	$1,000	$1,037.50	$6.42	$1,000	$1,018.76	$6.36	1.26%
Ivy Science and Technology Fund
Class A	$1,000	$1,096.20	$7.02	$1,000	$1,018.40	$6.76	1.33%
Class B**	$1,000	$1,091.80	$10.88	$1,000	$1,014.68	$10.48	2.07%
Class C	$1,000	$1,092.40	$10.46	$1,000	$1,015.03	$10.08	2.00%
Class E	$1,000	$1,095.90	$7.13	$1,000	$1,018.24	$6.86	1.36%
Class I	$1,000	$1,097.80	$5.24	$1,000	$1,020.06	$5.05	1.00%
Class R	$1,000	$1,094.60	$8.38	$1,000	$1,017.09	$8.07	1.59%
Class R6	$1,000	$1,098.80	$4.41	$1,000	$1,020.84	$4.24	0.84%
Class Y	$1,000	$1,096.50	$6.50	$1,000	$1,018.84	$6.26	1.24%

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2016, and divided by 365.

**	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

***	Class share is closed to investment.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

6	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY ASSET STRATEGY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	58.7%
Information Technology	13.0%
Consumer Discretionary	11.1%
Health Care	8.3%
Consumer Staples	7.5%
Financials	6.5%
Energy	6.1%
Industrials	4.2%
Materials	2.0%
Bullion (Gold)	7.7%
Purchased Options	0.0%
Bonds	26.1%
Corporate Debt Securities	11.0%
United States Government and Government Agency Obligations	9.2%
Other Government Securities	5.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	7.5%

Lipper Rankings

Category: Lipper Alternative Global Macro Funds	Rank	Percentile
1 Year	281/321	88
3 Year	244/268	91
5 Year	47/180	26
10 Year	4/53	8

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	58.8%
United States	54.0%
Mexico	4.8%
Europe	18.4%
United Kingdom	12.9%
Other Europe	5.5%
Bullion (Gold)	7.7%
Pacific Basin	5.8%
South America	1.1%
Other	0.7%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Purchased Options	7.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Microsoft Corp.	United States	Information Technology	Systems Software
Kraft Foods Group, Inc.	United States	Consumer Staples	Packaged Foods & Meats
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
Adobe Systems, Inc.	United States	Information Technology	Application Software
JPMorgan Chase & Co.	United States	Financials	Other Diversified Financial Services
Allergan plc	United States	Health Care	Pharmaceuticals
Chipotle Mexican Grill, Inc., Class A	United States	Consumer Discretionary	Restaurants
Alphabet, Inc., Class A	United States	Information Technology	Internet Software & Services
Home Depot, Inc. (The)	United States	Consumer Discretionary	Home Improvement Retail
Intuit, Inc.	United States	Information Technology	Application Software

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	7

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 1.8%
Continental AG (A)	259	$54,430
Delphi Automotive plc	809	57,662

		112,092

Automobile Manufacturers – 0.8%
Suzuki Motor Corp. (A)	1,479	49,013

Cable & Satellite – 1.4%
Comcast Corp., Class A	1,350	89,546

Home Improvement Retail – 1.5%
Home Depot, Inc. (The)	754	97,051

Internet & Direct Marketing Retail – 1.3%
Amazon.com, Inc. (B)	101	84,602

Leisure Products – 2.2%
Media Group Holdings LLC, Series H (B)(C)(D)(E)	640	7,580
Media Group Holdings LLC, Series I (B)(C)(D)(E)	381	61,505
Media Group Holdings LLC, Series T (B)(C)(D)(E)	80	67,596

		136,681

Movies & Entertainment – 0.0%
Delta Topco Ltd. (B)(C)	718,555	1

Restaurants – 1.6%
Chipotle Mexican Grill, Inc., Class A (B)	236	99,988

Tires & Rubber – 0.5%
Bridgestone Corp. (A)	907	33,134

Total Consumer Discretionary – 11.1%		702,108
Consumer Staples

Brewers – 1.2%
InBev N.V. (A)	586	76,690

Packaged Foods & Meats – 3.5%
Kraft Foods Group, Inc.	1,469	131,481
Mead Johnson Nutrition Co.	212	16,782
Mondelez International, Inc., Class A	1,667	73,199

		221,462

Soft Drinks – 1.4%
Coca-Cola Co. (The)	2,071	87,645

Tobacco – 1.4%
ITC Ltd. (A)	4,875	17,673
Philip Morris International, Inc.	750	72,934

		90,607

Total Consumer Staples – 7.5%		476,404

COMMON STOCKS (Continued)	Shares	Value
Energy

Oil & Gas Equipment & Services – 3.0%
Halliburton Co.	2,507	$112,534
Schlumberger Ltd.	948	74,535

		187,069

Oil & Gas Exploration & Production – 3.1%
Cabot Oil & Gas Corp.	310	8,007
EOG Resources, Inc.	905	87,566
Noble Energy, Inc.	2,080	74,325
Pioneer Natural Resources Co.	152	28,267

		198,165

Total Energy – 6.1%		385,234
Financials

Diversified Banks – 1.4%
Axis Bank Ltd. (A)	5,771	46,925
Banca Intesa S.p.A. (A)	18,934	41,985

		88,910

Life & Health Insurance – 1.5%
AIA Group Ltd. (A)	14,212	94,451

Other Diversified Financial Services – 3.0%
Citigroup, Inc.	1,882	88,869
JPMorgan Chase & Co.	1,539	102,501

		191,370

Property & Casualty Insurance – 0.6%
Berkshire Hathaway, Inc., Class B (B)	242	34,890

Total Financials – 6.5%		409,621
Health Care

Biotechnology – 2.9%
Alexion Pharmaceuticals, Inc. (B)	387	47,477
Amgen, Inc.	273	45,585
Shire Pharmaceuticals Group plc ADR	458	88,784

		181,846

Health Care Equipment – 1.0%
Medtronic plc	729	63,016

Pharmaceuticals – 4.4%
Allergan plc (B)	437	100,686
Bristol-Myers Squibb Co.	823	44,360
Pfizer, Inc.	2,731	92,496
Teva Pharmaceutical Industries Ltd. ADR	974	44,801

		282,343

Total Health Care – 8.3%		527,205

COMMON STOCKS (Continued)	Shares	Value
Industrials

Aerospace & Defense – 1.2%
Lockheed Martin Corp.	324	$77,574

Construction & Engineering – 0.6%
Larsen & Toubro Ltd. (A)	1,896	40,810

Construction Machinery & Heavy Trucks – 0.6%
PACCAR, Inc.	589	34,604

Industrial Conglomerates – 1.1%
General Electric Co.	2,391	70,824

Industrial Machinery – 0.2%
Parker Hannifin Corp.	80	9,992

Railroads – 0.5%
Union Pacific Corp.	318	30,995

Total Industrials – 4.2%		264,799
Information Technology

Application Software – 3.2%
Adobe Systems, Inc. (B)	1,008	109,394
Intuit, Inc.	861	94,708

		204,102

Data Processing & Outsourced Services – 1.9%
FleetCor Technologies, Inc. (B)	224	38,874
Visa, Inc., Class A	1,006	83,155

		122,029

Electronic Equipment & Instruments – 0.1%
Keyence Corp. (A)	13	9,635

Internet Software & Services – 3.1%
Alibaba Group Holding Ltd. ADR (B)	745	78,766
Alphabet, Inc., Class A (B)	121	97,131
Facebook, Inc., Class A (B)	153	19,674

		195,571

IT Consulting & Other Services – 0.7%
Cognizant Technology Solutions Corp., Class A (B)	965	46,029

Semiconductor Equipment – 0.3%
ASML Holding N.V., Ordinary Shares(A)	149	16,304

Semiconductors – 1.6%
Micron Technology, Inc. (B)	1,657	29,459
QUALCOMM, Inc.	1,034	70,795

		100,254

Systems Software – 2.1%
Microsoft Corp.	2,326	133,998

Total Information Technology — 13.0%		827,922

8	SEMIANNUAL REPORT	2016

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Materials

Diversified Chemicals – 0.3%
PPG Industries, Inc.	216	$22,284

Diversified Metals & Mining – 1.0%
BHP Billiton plc (A)	1,664	25,068
Rio Tinto plc (A)	1,136	37,916

		62,984

Paper Packaging – 0.7%
International Paper Co.	914	43,830

Total Materials – 2.0%		129,098

TOTAL COMMON STOCKS – 58.7%		$3,722,391
(Cost: $4,228,067)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
NIKE, Inc., Class B,
Call $65.00, Expires 10–21–16, OTC (Ctrpty: Citibank N.A.)	20,670	21

TOTAL PURCHASED OPTIONS – 0.0%		21
(Cost: $3,646)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Movies & Entertainment – 10.7%
Delta Topco Ltd.,
10.000%, 11–24–60 (C)(F)	$729,133	677,601

Total Consumer Discretionary – 10.7%		677,601
Financials

Diversified Banks – 0.3%
Royal Bank of Scotland Group plc (The):
7.500%, 12–29–49	14,766	13,658
8.625%, 12–29–49	6,547	6,449

		20,107

Total Financials – 0.3%		20,107

TOTAL CORPORATE DEBT SECURITIES – 11.0%		$697,708
(Cost: $756,026)

	Principal	Value
OTHER GOVERNMENT SECURITIES(G)
Brazil – 1.1%
Brazil Notas do Tesouro Nacional,
10.000%, 1–1–21 (H)	BRL233,019	$70,101

Mexico – 4.8%
Mexican Bonos:
8.000%, 6–11–20 (H)	MXN1,817,773	101,068
6.500%, 6–10–21 (H)	1,281,900	68,113
10.000%, 12–5–24 (H)	1,054,607	68,710
5.750%, 3–5–26 (H)	1,333,419	67,433

		305,324

TOTAL OTHER GOVERNMENT SECURITIES – 5.9%		$375,425
(Cost: $391,046)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–18 (I)	$102	3
5.500%, 3–15–23 (I)	154	10
5.500%, 10–15–25 (I)	403	50
5.500%, 1–15–33 (I)	186	35
5.500%, 5–15–33 (I)	332	63
6.000%, 11–15–35 (I)	332	73
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (I)	295	32
5.500%, 8–25–33 (I)	615	80
5.500%, 12–25–33 (I)	89	1
5.500%, 4–25–34 (I)	623	117
5.500%, 8–25–35 (I)	735	128
5.500%, 11–25–36 (I)	1,108	192
Government National Mortgage Association Agency REMIC/CMO:
7.000%, 5–20–33 (I)	1,535	422
5.500%, 7–20–35 (I)	427	87

		1,293

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$1,293
(Cost: $1,269)

	Principal	Value
UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 2.1%
U.S. Treasury Notes:
0.125%, 4–15–21	$36,339	$37,107
0.625%, 1–15–26	74,584	78,546
0.125%, 7–15–26	15,059	15,246

		130,899

Treasury Obligations – 7.1%
U.S. Treasury Bonds:
2.250%, 11–15–25 (J)	240,003	253,504
3.000%, 11–15–45	122,608	140,338
U.S. Treasury Notes,
2.000%, 8–15–25	54,308	56,238

		450,080

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.2%		$580,979
(Cost: $558,056)

BULLION – 7.7%	Troy Ounces
Gold	367	483,592

(Cost: $437,875)

SHORT-TERM SECURITIES	Principal

Commercial Paper(K) – 3.4%
Campbell Soup Co.,
0.590%, 10–3–16	$15,250	15,249
Clorox Co. (The):
0.761%, 10–3–16	6,000	6,000
0.870%, 11–22–16	1,046	1,045
0.900%, 11–28–16	603	602
DTE Energy Co. (GTD by Detroit Edison Co.):
0.660%, 10–4–16	1,500	1,500
0.690%, 10–5–16	1,200	1,200
0.610%, 10–6–16	7,000	6,999
DTE Gas Co.,
0.500%, 10–3–16	10,000	9,999
Ecolab, Inc.,
0.700%, 10–6–16	10,000	9,999
General Mills, Inc.,
0.580%, 10–6–16	10,000	9,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.810%, 10–26–16	10,000	9,994
Medtronic Global Holdings SCA:
0.720%, 10–3–16	10,000	9,999
0.730%, 11–7–16	8,000	7,994
Northern Illinois Gas Co.,
0.490%, 10–6–16	20,000	19,998
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.580%, 10–31–16	5,000	4,997

2016	SEMIANNUAL REPORT	9

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper(K) (Continued)
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.500%, 10–14–16	$22,123	$22,119
Rockwell Automation, Inc.,
0.520%, 10–3–16	11,175	11,174
Sysco Corp.,
0.560%, 10–3–16	6,270	6,270
United Technologies Corp.:
0.790%, 10–17–16	19,000	18,993
0.790%, 10–18–16	4,020	4,018
0.850%, 11–16–16	10,000	9,989
Virginia Electric and Power Co.,
0.670%, 10–7–16	6,500	6,499
Wisconsin Gas LLC,
0.460%, 10–4–16	20,000	19,999

		214,635

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (L)	2,892	2,892

Municipal Obligations –2.8%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by U.S. Bank N.A.),
0.850%, 10–1–16 (L)	16,600	16,600
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.),
0.750%, 10–1–16 (L)	2,386	2,386
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.),
0.830%, 10–7–16 (L)	13,375	13,375
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.840%, 10–7–16 (L)	17,024	17,024

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.850%, 10–7–16 (L)	$24,000	$24,000
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.),
0.830%, 10–7–16 (L)	1,905	1,905
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.),
0.880%, 10–7–16 (L)	855	855
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.),
0.700%, 10–1–16 (L)	9,000	9,000
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank N.A.),
0.850%, 10–1–16 (L)	28,600	28,600
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2014C-C (GTD by U.S. Bank N.A.),
0.850%, 10–1–16 (L)	12,500	12,500
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008A (GTD by U.S. Bank N.A.),
0.800%, 10–7–16 (L)	5,000	5,000
NY Hsng Fin Agy, 625 W 57th Street Hsng Rev Bonds, Ser 2016A (GTD by Bank of New York Mellon (The)),
0.780%, 10–7–16 (L)	10,000	10,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-1 (GTD by Bank of America N.A.),
0.840%, 10–7–16 (L)	$6,000	$6,000
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.),
0.960%, 10–7–16 (L)	1,900	1,900
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL,
0.850%, 10–7–16 (L)	14,600	14,600
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011G (GTD by Bank of Nova Scotia),
0.840%, 10–7–16 (L)	6,000	6,000
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.),
0.910%, 10–1–16 (L)	6,830	6,830

		176,575

United States Government Agency Obligations – 1.0%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.560%, 10–5–16 (L)	5,450	5,450
0.750%, 10–5–16 (L)	1,154	1,154
0.760%, 10–5–16 (L)	25,605	25,605
0.800%, 10–5–16 (L)	19,653	19,653
0.760%, 10–7–16 (L)	5,431	5,431
0.800%, 10–7–16 (L)	4,846	4,846

		62,139

TOTAL SHORT-TERM SECURITIES – 7.2%		$456,241
(Cost: $456,246)

TOTAL INVESTMENT SECURITIES – 99.7%		$6,317,650
(Cost: $6,832,231)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		20,533

NET ASSETS – 100.0%		$6,338,183

10	SEMIANNUAL REPORT	2016

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

Notes to Consolidated Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At September 30, 2016, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1–23–12 to 6–15–12	718,555	$339,126	$1
Media Group Holdings LLC, Series H	8–29–13 to 10–31–13	640	448,211	7,580
Media Group Holdings LLC, Series I	4–23–13 to 11–8–13	381	140,081	61,505
Media Group Holdings LLC, Series T	7–2–13 to 1–23–15	80	172,543	67,596

		Principal
Delta Topco Ltd., 10.000%, 11–24–60	4–1–12 to 1–1–16	$729,133	735,341	677,601

			$1,835,302	$814,283

The total value of these securities represented 12.8% of net assets at September 30, 2016.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 6 of the Notes to Financial Statements.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)	Payment-in-kind bonds.

(G)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(H)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real and MXN - Mexican Peso).

(I)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(J)	All or a portion of securities with an aggregate value of $5,037 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(K)	Rate shown is the yield to maturity at September 30, 2016.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	22,300	U.S. Dollar	29,251	10–26–16	State Street Global Markets	$334	$—
Euro	76,777	U.S. Dollar	86,456	10–26–16	State Street Global Markets	117	—

						$451	$—

The following written options were outstanding at September 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
NIKE, Inc., Class B	Citibank N.A.	Put	16,536	October 2016	$55.00	$3,748	$(4,192)

2016	SEMIANNUAL REPORT	11

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$565,426	$—	$136,682
Consumer Staples	476,404	—	—
Energy	385,234	—	—
Financials	409,621	—	—
Health Care	527,205	—	—
Industrials	264,799	—	—
Information Technology	827,922	—	—
Materials	129,098	—	—
Total Common Stocks	$3,585,709	$—	$136,682
Purchased Options	—	21	—
Corporate Debt Securities	—	20,107	677,601
Other Government Securities	—	375,425	—
United States Government Agency Obligations	—	1,293	—
United States Government Obligations	—	580,979	—
Bullion	483,592	—	—
Short-Term Securities	—	456,241	—
Total	$4,069,301	$1,434,066	$814,283
Forward Foreign Currency Contracts	$—	$451	$—

Liabilities
Written Options	$—	$4,192	$—

During the period ended September 30, 2016, there were no transfers between any levels.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 4-1-16	$351,937	$729,133
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(145,435)	(51,532)
Purchases	—	—
Sales	(69,820)	—
Amortization/Accretion of premium/discount	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—

Ending Balance 9-30-16	$136,682	$677,601

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-16	$(145,435)	$(51,532)

12	SEMIANNUAL REPORT	2016

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

Information about Level 3 fair value measurements:

	Fair Value at 9-30-16	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$67,596	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	15%
			Illiquidity discount	10%
	61,506	Transaction	Price	$28.14 to 344
			Illiquidity discount	5 to 10%
	7,580	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	40%
			Illiquidity discount	10%
			Methodology weighting	75%
		Discounted book value	Discount factor	100%
			Methodology weighting	25%
Corporate Debt Securities	677,601	Transaction	Price	$28.14
			Illiquidity discount	5%

Significant increases (decreases) in long-term growth rate inputs could result in a higher (lower) fair value measurement. However, significant increases (decreases) in weighted average cost of capital, discount factors, or illiquidity discount inputs could result in a higher (lower) fair value measurement.

During the period ended September 30, 2016, securities totaling $910,970 changed valuation techniques from discounted cash flows model to a transaction approach. The change in valuation techniques is primarily due to the discounted cash flows model no longer reflecting current market participant assumptions.

During the period ended September 30, 2016, securities totaling $60,093 changed valuation techniques from discounted cash flows model to a blended methodology of discounted cash flows model and discounted book value. The change in valuation techniques is primarily due to the blended methodology more closely reflecting current market participant assumptions.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

Country Diversification

(as a % of net assets)
United States	54.0%
United Kingdom	12.9%
Mexico	4.8%
Ireland	2.4%
India	1.6%
Hong Kong	1.5%
Japan	1.4%
China	1.3%
Belgium	1.2%
Brazil	1.1%
Other Countries	2.6%
Other+	15.2%

+	Includes gold bullion, options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	13

PORTFOLIO HIGHLIGHTS	IVY BALANCED FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation
Stocks	59.3%
Health Care	13.9%
Information Technology	11.5%
Consumer Discretionary	9.5%
Consumer Staples	7.7%
Financials	4.8%
Energy	4.4%
Industrials	3.5%
Materials	2.2%
Real Estate	1.3%
Telecommunication Services	0.5%
Bonds	32.7%
Corporate Debt Securities	29.4%
United States Government and Government Agency Obligations	3.1%
Loans	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	8.0%

Lipper Rankings

Category: Lipper Mixed-Asset Target Allocation Growth Funds	Rank	Percentile
1 Year	431/501	86
3 Year	283/458	62
5 Year	186/402	47
10 Year	24/309	8

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Carnival Corp.	Consumer Discretionary	Hotels, Resorts & Cruise Lines
Shire Pharmaceuticals Group plc ADR	Health Care	Biotechnology
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Applied Materials, Inc.	Information Technology	Semiconductor Equipment
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Comcast Corp., Class A	Consumer Discretionary	Cable & Satellite
Allergan plc, Convertible Series A, 5.500%	Health Care	Pharmaceuticals
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	Health Care	Pharmaceuticals
Johnson & Johnson	Health Care	Pharmaceuticals
PNC Financial Services Group, Inc. (The)	Financials	Regional Banks

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

14	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 1.3%
Johnson Controls, Inc.	768	$35,722

Cable & Satellite – 1.5%
Comcast Corp., Class A	614	40,739

Casinos & Gaming – 1.1%
Las Vegas Sands, Inc.	512	29,444

General Merchandise Stores – 0.7%
Target Corp.	280	19,251

Home Improvement Retail – 0.8%
Home Depot, Inc. (The)	166	21,393

Homefurnishing Retail – 1.0%
Williams-Sonoma, Inc.	531	27,134

Hotels, Resorts & Cruise Lines – 2.0%
Carnival Corp.	1,116	54,476

Movies & Entertainment – 1.1%
Twenty-First Century Fox, Inc.	1,150	28,442

Total Consumer Discretionary – 9.5%		256,601
Consumer Staples

Brewers – 1.0%
Anheuser-Busch InBev S.A. ADR	201	26,440

Distillers & Vintners – 0.8%
Constellation Brands, Inc.	138	22,901

Drug Retail – 1.0%
CVS Caremark Corp.	300	26,688

Packaged Foods & Meats – 3.7%
J.M. Smucker Co. (The)	254	34,441
Kraft Foods Group, Inc.	353	31,633
Mead Johnson Nutrition Co.	431	34,017

		100,091

Soft Drinks – 1.2%
Coca-Cola Co. (The)	735	31,090

Total Consumer Staples—7.7%		207,210
Energy

Integrated Oil & Gas – 0.1%
Chevron Corp.	30	3,036

Oil & Gas Equipment & Services – 1.1%
Schlumberger Ltd.	381	29,962

Oil & Gas Exploration & Production – 2.4%
Newfield Exploration Co. (A)	736	31,971
Noble Energy, Inc.	894	31,952

		63,923

Total Energy—3.6%		96,921

COMMON STOCKS (Continued)	Shares	Value
Financials

Financial Exchanges & Data – 1.3%
Intercontinental Exchange, Inc.	131	$35,326

Other Diversified Financial Services – 1.6%
JPMorgan Chase & Co.	638	42,498

Regional Banks – 1.4%
PNC Financial Services Group, Inc. (The)	425	38,275

Total Financials – 4.3%		116,099
Health Care

Biotechnology – 2.8%
Biogen, Inc. (A)	84	26,201
Shire Pharmaceuticals Group plc ADR	263	50,925

		77,126

Health Care Equipment – 1.3%
Medtronic plc	395	34,150

Health Care Services – 0.9%
Laboratory Corp. of America Holdings (A)	179	24,623

Managed Health Care – 2.0%
Anthem, Inc.	243	30,469
UnitedHealth Group, Inc.	161	22,519

		52,988

Pharmaceuticals – 3.9%
Allergan plc (A)	130	29,998
Johnson & Johnson	333	39,313
Teva Pharmaceutical Industries Ltd. ADR	772	35,506

		104,817

Total Health Care – 10.9%		293,704
Industrials

Industrial Conglomerates – 1.0%
General Electric Co.	882	26,120

Railroads – 1.1%
Union Pacific Corp.	314	30,664

Trucking – 0.7%
Knight Transportation, Inc.	612	17,548

Total Industrials – 2.8%		74,332
Information Technology

Application Software – 1.4%
Autodesk, Inc. (A)	525	37,977

Communications Equipment – 1.3%
Harris Corp.	376	34,418

COMMON STOCKS (Continued)	Shares	Value

Data Processing & Outsourced Services – 1.0%
FleetCor Technologies, Inc. (A)	162	$28,092

IT Consulting & Other Services – 1.0%
Cognizant Technology Solutions Corp., Class A (A)	596	28,440

Semiconductor Equipment – 1.7%
Applied Materials, Inc.	1,518	45,768

Semiconductors – 2.0%
Broadcom Corp., Class A	163	28,191
Microchip Technology, Inc.	401	24,897

		53,088

Systems Software – 1.3%
Symantec Corp.	1,361	34,156

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	429	48,457

Total Information Technology – 11.5%		310,396
Materials

Commodity Chemicals – 0.4%
Valvoline, Inc. (A)	479	11,241

Diversified Chemicals – 1.3%
PPG Industries, Inc.	345	35,613

Total Materials – 1.7%		46,854
Real Estate

Specialized REITs – 1.3%
Crown Castle International Corp.	372	35,013

Total Real Estate – 1.3%		35,013

TOTAL COMMON STOCKS – 53.3%		$1,437,130
(Cost: $1,205,302)

2016	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Energy

Oil & Gas Exploration & Production – 0.8%
Hess Corp., 8.000%, Convertible	341	$22,540

Total Energy – 0.8%		22,540
Financials

Diversified Banks – 0.1%
First Republic Bank, Series G, 5.500%	120	3,239

Other Diversified Financial Services – 0.4%
Citigroup, Inc., 6.300%	366	9,801

Total Financials – 0.5%		13,040
Health Care

Pharmaceuticals – 3.0%
Allergan plc, Convertible Series A, 5.500%	49	40,222
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	49	39,853

		80,075

Total Health Care – 3.0%		80,075
Industrials

Environmental & Facilities Services – 0.7%
Stericycle, Inc., 5.250%	282	18,688

Total Industrials – 0.7%		18,688
Materials

Commodity Chemicals – 0.5%
A. Schulman, Inc., Convertible, 6.000%	19	14,562

Total Materials – 0.5%		14,562
Telecommunication Services

Integrated Telecommunication Services – 0.5%
Frontier Communications Corp., Convertible Series A, 11.125%	152	12,777

Total Telecommunication Services – 0.5%		12,777

TOTAL PREFERRED STOCKS – 6.0%		$161,682
(Cost: $181,916)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.5%
Under Armour, Inc.,
3.250%, 6–15–26	$12,500	$12,592

Automobile Manufacturers – 0.3%
General Motors Co.,
6.600%, 4–1–36	5,809	7,002

Automotive Retail – 0.1%
AutoZone, Inc.,
3.125%, 4–21–26	3,000	3,067

Broadcasting – 0.0%
Discovery Communications LLC,
3.300%, 5–15–22	900	924

Cable & Satellite – 0.4%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
3.150%, 3–1–26	4,712	4,986
Pearson Funding Five plc,
3.250%, 5–8–23 (B)	900	882
Viacom, Inc.:
2.500%, 9–1–18	1,100	1,111
2.200%, 4–1–19	2,000	2,006
2.750%, 12–15–19	3,000	3,047

		12,032

General Merchandise Stores – 0.0%
Dollar General Corp.,
1.875%, 4–15–18	1,000	1,006

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,500	1,538

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corp.,
3.375%, 7–15–23	500	514

Housewares & Specialties – 0.2%
Newell Rubbermaid, Inc.,
4.200%, 4–1–26	5,400	5,885

Publishing – 0.1%
Thomson Reuters Corp.,
3.350%, 5–15–26	2,100	2,157

Total Consumer Discretionary – 1.7%		46,717
Consumer Staples

Brewers – 0.2%
Molson Coors Brewing Co.,
3.000%, 7–15–26	1,500	1,511
SABMiller Holdings, Inc.,
2.200%, 8–1–18 (B)	2,700	2,736

		4,247

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Distillers & Vintners – 0.0%
Beam, Inc.,
1.750%, 6–15–18	$1,000	$1,002

Food Distributors – 0.1%
Campbell Soup Co.,
2.500%, 8–2–22	2,400	2,458
Wm. Wrigley Jr. Co.,
2.400%, 10–21–18 (B)	1,500	1,524

		3,982

Household Products – 0.0%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	500	515

Packaged Foods & Meats – 0.1%
Mead Johnson Nutrition Co.,
3.000%, 11–15–20	2,100	2,187

Personal Products – 0.0%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	1,200	1,228

Soft Drinks – 0.4%
Coca-Cola Co. (The),
2.250%, 9–1–26	10,000	9,941

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6–15–20 (B)	4,000	4,142

Total Consumer Staples – 1.0%		27,244
Energy

Integrated Oil & Gas – 0.2%
Chevron Corp.,
2.954%, 5–16–26	6,000	6,204

Oil & Gas Equipment & Services – 0.3%
Newpark Resources, Inc., Convertible,
4.000%, 10–1–17	2,100	2,080
Schlumberger Holding Corp.,
2.350%, 12–21–18 (B)	6,000	6,112

		8,192

Oil & Gas Exploration & Production – 0.8%
BP Capital Markets plc (GTD by BP plc):
2.241%, 9–26–18	4,250	4,316
2.315%, 2–13–20	3,000	3,061
Hess Corp.,
4.300%, 4–1–27	8,700	8,772
Occidental Petroleum Corp.,
2.600%, 4–15–22	3,000	3,065
ONEOK Partners L.P.,
3.200%, 9–15–18	2,750	2,802

		22,016

16	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Oil & Gas Storage & Transportation – 1.5%
Buckeye Partners L.P.,
2.650%, 11–15–18	$6,300	$6,363
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (B)	4,800	4,762
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	10,951	6,242
Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	3,250	3,277
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.650%, 10–15–25	3,500	3,638
Southern Natural Gas Co.,
5.900%, 4–1–17 (B)	8,700	8,885
Williams Partners L.P.,
3.600%, 3–15–22	5,500	5,596

		38,763

Total Energy – 2.8%		75,175

Financials

Asset Management & Custody Banks – 0.6%
Ares Capital Corp.:
4.875%, 11–30–18	6,500	6,785
3.875%, 1–15–20	10,000	10,343

		17,128

Consumer Finance – 0.8%
American Express Co.,
4.900%, 12–29–49	5,800	5,720
Capital One Bank USA N.A.:
2.150%, 11–21–18	3,150	3,181
2.250%, 2–13–19	4,000	4,051
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.700%, 5–9–23	1,500	1,526
Hyundai Capital America,
2.875%, 8–9–18 (B)	1,550	1,582
Total System Services, Inc.,
2.375%, 6–1–18	5,538	5,581

		21,641

Diversified Banks – 6.5%
ABN AMRO Bank N.V.,
2.500%, 10–30–18 (B)	6,200	6,311
Australia & New Zealand Banking Group Ltd.,
4.400%, 5–19–26 (B)	9,000	9,558
Bank of America Corp.:
2.000%, 1–11–18	2,500	2,511
8.000%, 7–29–49	12,000	12,240
Bank of New York Mellon Corp. (The),
2.100%, 1–15–19	6,000	6,100
Bank of Nova Scotia (The):
1.450%, 4–25–18	2,500	2,505
2.050%, 10–30–18	5,000	5,059
Barclays plc,
5.200%, 5–12–26	6,000	6,180

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
BNP Paribas S.A.,
2.450%, 3–17–19	$4,500	$4,583
Commonwealth Bank of Australia,
2.250%, 3–13–19	4,750	4,826
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (B)	8,750	8,895
HSBC Holdings plc,
3.400%, 3–8–21	7,500	7,758
ING Bank N.V.:
2.500%, 10–1–19 (B)	5,400	5,511
2.450%, 3–16–20 (B)	7,200	7,349
2.750%, 3–22–21 (B)	8,700	8,984
KeyBank N.A.,
2.500%, 12–15–19	4,000	4,102
Lloyds Bank plc (GTD by Lloyds Banking Group plc):
2.300%, 11–27–18	2,000	2,022
2.350%, 9–5–19	2,650	2,686
Mizuho Bank Ltd.,
2.650%, 9–25–19 (B)	5,200	5,308
Rabobank Capital Funding Trust III (GTD by Rabobank Nederland),
5.254%, 12–29–49 (B)	9,162	9,166
Royal Bank of Scotland Group plc (The),
7.640%, 3–29–49	5,800	5,626
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (B)	4,000	4,068
Societe Generale S.A.:
4.250%, 4–14–25 (B)	2,750	2,747
5.922%, 4–29–49 (B)	11,000	11,098
Standard Chartered plc,
2.250%, 4–17–20 (B)	10,700	10,697
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	4,000	4,076
U.S. Bancorp,
3.100%, 4–27–26	3,600	3,721
Wells Fargo & Co.,
7.980%, 3–29–49	7,000	7,316
Westpac Banking Corp.,
2.250%, 7–30–18	5,000	5,069

		176,072

Investment Banking & Brokerage – 1.1%
BGC Partners, Inc.,
5.375%, 12–9–19	6,500	6,918
Charles Schwab Corp. (The),
2.200%, 7–25–18	1,000	1,017
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20	4,000	4,014
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	1,350	1,381
2.625%, 1–31–19	4,000	4,084
2.600%, 4–23–20	3,400	3,456
Morgan Stanley:
2.125%, 4–25–18	2,500	2,521
2.650%, 1–27–20	5,900	6,029

		29,420

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Life & Health Insurance – 0.6%
AIA Group Ltd.,
2.250%, 3–11–19 (B)	$2,600	$2,634
Citizens Financial Group, Inc.,
3.750%, 7–1–24	11,865	11,873
New York Life Global Funding,
1.550%, 11–2–18 (B)	700	704

		15,211

Multi-Line Insurance – 0.6%
American International Group, Inc.,
2.300%, 7–16–19	2,750	2,800
Aon plc (GTD by Aon Corp.),
2.800%, 3–15–21	6,000	6,156
Loews Corp.,
3.750%, 4–1–26	5,981	6,357

		15,313

Other Diversified Financial Services – 1.9%
Citigroup, Inc.:
5.800%, 11–29–49	9,200	9,258
5.950%, 12–29–49	9,250	9,432
Fidelity National Financial, Inc.,
6.600%, 5–15–17	900	925
Fidelity National Information Services, Inc.:
2.000%, 4–15–18	1,250	1,261
2.850%, 10–15–18	1,300	1,334
Fifth Street Finance Corp.,
4.875%, 3–1–19	6,700	6,844
JPMorgan Chase & Co.:
7.900%, 4–29–49	6,000	6,165
5.000%, 12–29–49	6,000	5,925
Moody’s Corp.,
2.750%, 7–15–19	1,300	1,337
PennantPark Investment Corp.,
4.500%, 10–1–19	8,100	8,073
Total Capital,
2.125%, 8–10–18	1,500	1,525

		52,079

Property & Casualty Insurance – 0.3%
Berkshire Hathaway Finance Corp.,
2.200%, 3–15–21	3,000	3,089
Hanover Insurance Group, Inc. (The),
4.500%, 4–15–26	4,200	4,367

		7,456

Regional Banks – 0.7%
PNC Bank N.A.:
2.200%, 1–28–19	4,000	4,064
3.250%, 6–1–25	4,800	5,056
SunTrust Banks, Inc.:
2.350%, 11–1–18	3,700	3,764
5.625%, 12–29–49	4,800	4,962

		17,846

2016	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized Finance – 0.4%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
5.450%, 6–15–23 (B)	$8,100	$8,675
Intercontinental Exchange, Inc.,
2.500%, 10–15–18	1,700	1,740

		10,415

Total Financials – 13.5%		362,581
Health Care

Biotechnology – 0.4%
Amgen, Inc.:
2.200%, 5–22–19	3,500	3,565
2.125%, 5–1–20	6,000	6,091

		9,656

Health Care Equipment – 0.1%
Zimmer Holdings, Inc.,
2.700%, 4–1–20	3,000	3,065

Health Care Facilities – 0.3%
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (B)	9,000	9,608

Health Care Services – 0.4%
Laboratory Corp. of America Holdings,
2.500%, 11–1–18	1,450	1,474
Quest Diagnostics, Inc.:
2.500%, 3–30–20	2,750	2,783
3.450%, 6–1–26	5,937	6,190

		10,447

Health Care Supplies – 0.6%
Cardinal Health, Inc.,
2.400%, 11–15–19	3,900	3,987
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9–23–23	11,600	11,653

		15,640

Managed Health Care – 0.4%
Aetna, Inc.,
2.200%, 3–15–19	2,600	2,640
UnitedHealth Group, Inc.,
2.700%, 7–15–20	1,700	1,767
WellPoint, Inc.,
1.875%, 1–15–18	7,200	7,234

		11,641

Pharmaceuticals – 0.9%
AbbVie, Inc.,
3.200%, 5–14–26	4,200	4,254
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	9,500	10,633
Mylan, Inc.,
2.550%, 3–28–19	700	709
Perrigo Co. Ltd.,
2.300%, 11–8–18	8,850	8,880

		24,476

Total Health Care – 3.1%		84,533

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrials

Aerospace & Defense – 1.0%
BAE Systems Holdings, Inc.,
2.850%, 12–15–20 (B)	$4,150	$4,248
Huntington Ingalls Industries, Inc.,
5.000%, 11–15–25 (B)	19,085	20,182
TransDigm, Inc. (GTD by TransDigm Group, Inc.),
6.000%, 7–15–22	3,500	3,693

		28,123

Airlines – 0.2%
Southwest Airlines Co.,
2.650%, 11–5–20	4,300	4,418

Railroads – 0.0%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	873	880

Trucking – 0.1%
Ryder System, Inc.,
2.450%, 11–15–18	2,150	2,187

Total Industrials – 1.3%		35,608
Information Technology

Data Processing & Outsourced Services – 0.1%
Fiserv, Inc.,
2.700%, 6–1–20	2,900	2,990

Electronic Equipment & Instruments – 0.1%
FLIR Systems, Inc.,
3.125%, 6–15–21	3,600	3,716

Semiconductor Equipment – 0.2%
Lam Research Corp.,
3.450%, 6–15–23	4,200	4,297

Semiconductors – 1.4%
Micron Technology, Inc.,
5.500%, 2–1–25	8,081	7,920
Micron Technology, Inc., Convertible,
3.000%, 11–15–43	33,500	29,773

		37,693

Systems Software – 0.2%
Oracle Corp.,
2.250%, 10–8–19	5,300	5,431

Total Information Technology – 2.0%		54,127
Materials

Construction Materials – 0.6%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (B)	16,330	15,309

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Chemicals – 0.1%
Solvay Finance (America) LLC (GTD by Solvay S.A.),
3.400%, 12–3–20 (B)	$3,250	$3,402

Diversified Metals & Mining – 0.1%
Anglo American plc,
4.125%, 4–15–21 (B)	2,200	2,211

Specialty Chemicals – 0.1%
Albemarle Corp. (GTD by Albemarle Holdings Corp. and Albemarle Holdings II Corp.),
3.000%, 12–1–19	1,650	1,702
RPM International, Inc.,
3.450%, 11–15–22	1,000	1,024

		2,726

Total Materials – 0.9%		23,648
Real Estate

Specialized REITs – 0.2%
Crown Castle International Corp.:
5.250%, 1–15–23	1,046	1,185
3.700%, 6–15–26	3,000	3,132

		4,317

Total Real Estate – 0.2%		4,317
Telecommunication Services

Integrated Telecommunication Services – 0.8%
AT&T, Inc.:
2.300%, 3–11–19	9,000	9,151
4.125%, 2–17–26	8,400	9,082
Verizon Communications, Inc.,
2.625%, 2–21–20	2,468	2,538

		20,771

Wireless Telecommunication Service – 0.5%
American Tower Corp.:
2.250%, 1–15–22	8,700	8,683
4.700%, 3–15–22	1,400	1,556
3.375%, 10–15–26	3,900	3,956
Virgin Media Finance plc,
4.875%, 2–15–22	284	241

		14,436

Total Telecommunication Services – 1.3%		35,207
Utilities

Electric Utilities – 0.9%
Electricite de France S.A.,
2.150%, 1–22–19 (B)	4,000	4,057
Entergy Texas, Inc.,
2.550%, 6–1–21	3,900	4,011
Exelon Corp.,
2.450%, 4–15–21	3,600	3,672
Georgia Power Co.,
2.400%, 4–1–21	3,000	3,086

18	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electric Utilities (Continued)
PPL Energy Supply LLC,
4.600%, 12–15–21	$2,800	$2,079
Southern Co. (The),
2.950%, 7–1–23	6,000	6,208

		23,113

Gas Utilities – 0.2%
Sempra Energy,
2.400%, 3–15–20	4,150	4,228

Independent Power Producers & Energy Traders –0.3%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19	10,000	8,975

Multi-Utilities – 0.2%
Dominion Resources, Inc.,
2.500%, 12–1–19	4,000	4,096
Public Service Electric and Gas Co.,
2.250%, 9–15–26	2,100	2,094

		6,190

Total Utilities – 1.6%		42,506

TOTAL CORPORATE DEBT SECURITIES – 29.4%		$791,663
(Cost: $779,117)

LOANS (C)
Industrials

Industrial Machinery – 0.2%
Dynacast International LLC,
9.500%, 1–30–23	5,426	5,290

Total Industrials – 0.2%		5,290

TOTAL LOANS – 0.2%		$5,290
(Cost: $5,316)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations – 0.0%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	10	10
5.000%, 1–1–18	7	7
6.500%, 10–1–28	41	47
6.500%, 2–1–29	6	7
7.000%, 11–1–31	49	58
6.500%, 2–1–32	36	42
7.000%, 2–1–32	53	62
7.000%, 3–1–32	24	29
7.000%, 7–1–32	29	34
6.500%, 9–1–32	28	32
5.500%, 5–1–33	25	28
5.500%, 6–1–33	23	26

		382

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$382
(Cost: $337)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value

Treasury Inflation Protected Obligations – 3.1%
U.S. Treasury Notes:
0.125%, 7–15–26	$29,115	$29,475
2.125%, 2–15–40	25,831	34,502
1.000%, 2–15–46	17,672	19,643

		83,620

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.1%		$83,620
(Cost: $81,600)

SHORT-TERM SECURITIES

Commercial Paper (D) – 6.2%
Becton Dickinson & Co.,
0.850%, 11–16–16	5,000	4,994
Clorox Co. (The),
0.761%, 10–3–16	7,200	7,200
E.I. du Pont de Nemours and Co.,
0.760%, 10–17–16	10,000	9,996
Ecolab, Inc.,
0.700%, 10–6–16	10,000	9,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
0.650%, 10–4–16	10,000	9,999
0.790%, 10–19–16	10,000	9,996
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.),
0.460%, 10–12–16	4,000	3,999
Medtronic Global Holdings SCA:
0.720%, 10–3–16	7,000	7,000
0.740%, 11–14–16	5,000	4,995
NBCUniversal Enterprise, Inc.:
0.790%, 10–19–16	10,000	9,996
0.830%, 11–9–16	5,000	4,995
Pricoa Short Term Funding LLC:
0.570%, 11–4–16	10,000	9,994
0.600%, 11–10–16	15,000	14,990
Regents of the University of California (The),
0.580%, 10–18–16	10,000	9,997
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.580%, 10–31–16	5,000	4,998
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.500%, 10–14–16	7,000	6,999
San Francisco City and Cnty, Pub Util Comnty Water Rev, Series A1T (Taxable), (GTD by Royal Bank of Canada),
0.760%, 10–18–16	7,000	7,000
United Technologies Corp.,
0.810%, 10–27–16	8,010	8,005
Virginia Electric and Power Co.:
0.700%, 10–4–16	5,000	5,000
0.600%, 10–6–16	15,000	14,998

		165,150

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (E)	2,223	2,223

SHORT-TERM SECURITIES	Principal	Value
Municipal Obligations – 2.4%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.840%, 10–7–16 (E)	$5,400	$5,400
CA Infra and Econ Dev Bank, Var Rate Demand Rfdg Rev Bonds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.),
0.780%, 10–1–16 (E)	4,900	4,900
Dev Auth of Monroe Cnty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.),
0.930%, 10–1–16 (E)	10,000	10,000
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008A (GTD by U.S. Bank N.A.),
0.800%, 10–7–16 (E)	5,000	5,000
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.830%, 10–1–16 (E)	18,000	18,000
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.780%, 10–7–16	8,000	8,000
Muni Impvt Corp. of Los Angeles, Lease Rev, Ser B-1 (Taxable), (GTD by Wells Fargo Bank N.A.),
0.750%, 10–19–16	8,300	8,299
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.),
0.780%, 10–7–16 (E)	5,500	5,500

		65,099

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.760%, 10–5–16 (E)	736	737
0.800%, 10–5–16 (E)	3,275	3,275

		4,012

TOTAL SHORT-TERM SECURITIES – 8.8%		$236,484
(Cost: $236,488)

TOTAL INVESTMENT SECURITIES – 100.8%		$2,716,251
(Cost: $2,490,076)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8)%		(21,552)

NET ASSETS – 100.0%		$2,694,699

2016	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $201,980 or 7.5% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

(D)	Rate shown is the yield to maturity at September 30, 2016.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,437,130	$—	$—
Preferred Stocks	147,120	14,562	—
Corporate Debt Securities	—	791,663	—
Loans	—	—	5,290
United States Government Agency Obligations	—	382	—
United States Government Obligations	—	83,620	—
Short-Term Securities	—	236,484	—
Total	$1,584,250	$1,126,711	$5,290

During the period ended September 30, 2016, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

20	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY ENERGY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	99.1%
Energy	95.6%
Materials	1.9%
Information Technology	1.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.9%

Lipper Rankings

Category: Lipper Natural Resources Funds	Rank	Percentile
1 Year	30/90	33
3 Year	32/78	41
5 Year	19/65	29
10 Year	13/50	26

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	96.0%
United States	94.0%
Other North America	2.0%
Europe	3.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.9%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Continental Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Schlumberger Ltd.	United States	Energy	Oil & Gas Equipment & Services
Parsley Energy, Inc., Class A	United States	Energy	Oil & Gas Exploration & Production
Pioneer Natural Resources Co.	United States	Energy	Oil & Gas Exploration & Production
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
U.S. Silica Holdings, Inc.	United States	Energy	Oil & Gas Equipment & Services
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Anadarko Petroleum Corp.	United States	Energy	Oil & Gas Exploration & Production
Cimarex Energy Co.	United States	Energy	Oil & Gas Exploration & Production
Newfield Exploration Co.	United States	Energy	Oil & Gas Exploration & Production

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	IVY ENERGY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 5.0%
Chevron Corp.	47	$4,786
Exxon Mobil Corp.	135	11,783
Royal Dutch Shell plc, Class A (A)	195	4,855
Suncor Energy, Inc.	181	5,031

		26,455

Oil & Gas Drilling – 2.5%
Patterson-UTI Energy, Inc.	583	13,043

Oil & Gas Equipment & Services – 26.2%
Baker Hughes, Inc.	357	18,010
Core Laboratories N.V.	103	11,604
FMC Technologies, Inc. (B)	89	2,645
Forum Energy Technologies, Inc. (B)	627	12,446
Halliburton Co.	518	23,262
RPC, Inc. (B)	663	11,134
Schlumberger Ltd.	315	24,802
Superior Energy Services, Inc.	774	13,863
U.S. Silica Holdings, Inc.	471	21,946

		139,712

Oil & Gas Exploration & Production – 53.6%
Anadarko Petroleum Corp.	337	21,360
Cimarex Energy Co.	159	21,358
Concho Resources, Inc. (B)	144	19,723
Continental Resources, Inc. (B)	490	25,481
Devon Energy Corp.	182	8,032
Diamondback Energy, Inc. (B)	148	14,302
EOG Resources, Inc.	224	21,639
Gulfport Energy Corp. (B)	211	5,948

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production (Continued)
Laredo Petroleum Holdings, Inc. (B)	743	$9,582
Marathon Oil Corp.	735	11,615
Newfield Exploration Co. (B)	471	20,465
Noble Energy, Inc.	72	2,570
Oasis Petroleum LLC (B)	1,268	14,541
Parsley Energy, Inc., Class A (B)	722	24,182
Pioneer Natural Resources Co.	127	23,615
Range Resources Corp.	162	6,285
RSP Permian, Inc. (B)	436	16,902
Whiting Petroleum Corp. (B)	1,099	9,606
WPX Energy, Inc. (B)	634	8,366

		285,572

Oil & Gas Refining & Marketing – 2.1%
Marathon Petroleum Corp.	55	2,245
MPLX L.P.	177	5,995
Phillips 66	33	2,661

		10,901

Oil & Gas Storage & Transportation – 6.2%
Enbridge, Inc.	121	5,366
Enterprise Products Partners L.P.	291	8,048
Phillips 66 Partners L.P.	122	5,932
Shell Midstream Partners L.P.	70	2,233
Tallgrass Energy GP L.P., Class A	409	9,842
Valero Energy Partners L.P.	40	1,741

		33,162

Total Energy – 95.6%		508,845

COMMON STOCKS (Continued)	Shares	Value
Information Technology

Data Processing & Outsourced Services – 1.6%
Wright Express Corp. (B)	79	$8,572

Total Information Technology – 1.6%		8,572
Materials

Specialty Chemicals – 1.9%
Flotek Industries, Inc. (B)(C)	142	2,068
Flotek Industries, Inc. (B)	558	8,120

		10,188

Total Materials – 1.9%		10,188

TOTAL COMMON STOCKS – 99.1%		$527,605
(Cost: $439,945)

SHORT-TERM SECURITIES	Principal
Master Note – 1.1%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (D)	$5,642	5,642

TOTAL SHORT-TERM SECURITIES – 1.1%		$5,642
(Cost: $5,642)

TOTAL INVESTMENT SECURITIES – 100.2%		$533,247
(Cost: $445,587)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(850)

NET ASSETS – 100.0%		$532,397

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $2,068 or 0.4% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$527,605	$—	$—
Short-Term Securities	—	5,642	—
Total	$527,605	$5,642	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

22	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY ENERGY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

Country Diversification

(as a % of net assets)
United States	94.0%
Netherlands	2.2%
Canada	2.0%
Other Countries	0.9%
Other+	0.9%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	23

PORTFOLIO HIGHLIGHTS	IVY GLOBAL NATURAL RESOURCES FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	94.6%
Energy	66.9%
Materials	23.1%
Industrials	4.6%
Utilities	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.4%

Lipper Rankings

Category: Lipper Global Natural Resources Funds	Rank	Percentile
1 Year	105/137	77
3 Year	65/130	50
5 Year	49/115	43
10 Year	44/55	79

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	84.6%
United States	79.1%
Canada	5.5%
Europe	10.0%
United Kingdom	9.0%
Other Europe	1.0%
Pacific Basin	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.4%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
Schlumberger Ltd.	United States	Energy	Oil & Gas Equipment & Services
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Concho Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Chevron Corp.	United States	Energy	Integrated Oil & Gas
BHP Billiton plc	United Kingdom	Materials	Diversified Metals & Mining
Enterprise Products Partners L.P.	United States	Energy	Oil & Gas Storage & Transportation
Pioneer Natural Resources Co.	United States	Energy	Oil & Gas Exploration & Production
Cimarex Energy Co.	United States	Energy	Oil & Gas Exploration & Production
Flowserve Corp.	United States	Industrials	Industrial Machinery

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

24	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY GLOBAL NATURAL RESOURCES FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 2.0%
Suncor Energy, Inc.	529	$14,679

Materials – 3.5%
Potash Corp. of Saskatchewan, Inc.	1,175	19,174
West Fraser Timber Co. Ltd.	222	6,835

		26,009

Total Canada – 5.5%		40,688
China

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)	30,000	—

Total China – 0.0%		—
Netherlands

Energy – 1.0%
Core Laboratories N.V.	62	6,976

Total Netherlands – 1.0%		6,976
United Kingdom

Materials – 9.0%
BHP Billiton plc	1,774	26,723
Randgold Resources Ltd. ADR	200	19,985
Rio Tinto plc	596	19,903

		66,611

Total United Kingdom – 9.0%		66,611
United States

Energy – 63.9%
Baker Hughes, Inc.	248	12,514
Cabot Oil & Gas Corp.	625	16,122
Chevron Corp.	268	27,557
Cimarex Energy Co.	181	24,294
Concho Resources, Inc. (A)	209	28,713
Continental Resources, Inc. (A)	315	16,360
Diamondback Energy, Inc. (A)	100	9,611

COMMON STOCKS (Continued)	Shares	Value
Energy (Continued)
Enterprise Products Partners L.P.	921	$25,457
EOG Resources, Inc.	349	33,757
EQT Midstream Partners L.P.	95	7,268
Exxon Mobil Corp.	214	18,717
Halliburton Co.	1,099	49,319
Helmerich & Payne, Inc.	237	15,953
Magellan Midstream Partners L.P.	303	21,420
Marathon Petroleum Corp.	186	7,554
MPLX L.P.	216	7,300
Noble Energy, Inc.	528	18,855
Patterson-UTI Energy, Inc.	848	18,967
Phillips 66	156	12,550
Pioneer Natural Resources Co.	134	24,896
RPC, Inc. (A)	1,193	20,047
Schlumberger Ltd.	549	43,194
Shell Midstream Partners L.P.	119	3,831
U.S. Silica Holdings, Inc.	109	5,082
Valero Energy Partners L.P.	36	1,555

		470,893

Industrials – 4.6%
Flowserve Corp.	467	22,516
Union Pacific Corp.	120	11,665

		34,181

Materials – 8.2%
Air Products and Chemicals, Inc.	120	18,048
Dow Chemical Co. (The)	403	20,872
Sherwin-Williams Co. (The)	52	14,317
Southern Copper Corp.	282	7,410

		60,647

Total United States – 76.7%		565,721

TOTAL COMMON STOCKS – 92.2%		$679,996
(Cost: $630,527)

INVESTMENT FUNDS
United States – 2.4%
SPDR Gold Trust (A)	143	18,004

TOTAL INVESTMENT FUNDS – 2.4%		$18,004
(Cost: $16,971)

PREFERRED STOCKS	Shares	Value
United States

Utilities – 0.0%
Konarka Technologies, Inc., 8.000%, Convertible (A)(B)	3,500	$—

Total United States – 0.0%		—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $10,850)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 5.2%
BorgWarner, Inc.
0.700%, 10–6–16	$10,000	9,999
Kroger Co. (The)
0.630%, 10–3–16	10,000	9,999
McCormick & Co., Inc.
0.500%, 10–3–16	5,000	5,000
St. Jude Medical, Inc.
0.700%, 10–3–16	3,562	3,562
Wisconsin Gas LLC
0.460%, 10–7–16	10,000	9,999

		38,559

Master Note – 0.4%
Toyota Motor Credit Corp.
0.600%, 10–5–16 (D)	2,683	2,683

TOTAL SHORT-TERM SECURITIES – 5.6%		$41,242
(Cost: $41,243)

TOTAL INVESTMENT SECURITIES – 100.2%		$739,242
(Cost: $699,591)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(1,569)

NET ASSETS – 100.0%		$737,673

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At September 30, 2016, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000%, Convertible	8–31–07	3,500	$10,850	$ —

The total value of this security represented 0.0% of net assets at September 30, 2016.

(C)	Rate shown is the yield to maturity at September 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

2016	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	IVY GLOBAL NATURAL RESOURCES FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	32,474	U.S. Dollar	42,592	10–26–16	UBS AG	$481	$—
Canadian Dollar	29,008	U.S. Dollar	22,281	10–26–16	UBS AG	167	—

						$648	$—

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$679,996	$—	$—
Investment Funds	18,004	—	—
Preferred Stocks	—	—	—
Short-Term Securities	—	41,242	—
Total	$698,000	$41,242	$—
Forward Foreign Currency Contracts	$—	$648	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Energy	66.9%
Materials	23.1%
Industrials	4.6%
Utilities	0.0%
Other+	5.4%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

26	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY LASALLE GLOBAL REAL ESTATE FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	98.1%
Real Estate	98.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.9%

Lipper Rankings

Category: Lipper Global Real Estate Funds	Rank	Percentile
1 Year	167/178	94
3 Year	113/134	84

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	56.3%
United States	54.4%
Other North America	1.9%
Pacific Basin	27.0%
Japan	12.7%
Hong Kong	9.4%
Australia	3.9%
Other Pacific Basin	1.0%
Europe	14.8%
United Kingdom	5.8%
Other Europe	9.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.9%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Simon Property Group, Inc.	United States	Real Estate	Retail REITs
Equity Residential	United States	Real Estate	Residential REITs
Mitsui Fudosan Co. Ltd.	Japan	Real Estate	Diversified Real Estate Activities
Mitsubishi Estate Co. Ltd.	Japan	Real Estate	Diversified Real Estate Activities
Sun Hung Kai Properties Ltd.	Hong Kong	Real Estate	Diversified Real Estate Activities
Welltower, Inc.	United States	Real Estate	Health Care REITs
AvalonBay Communities, Inc.	United States	Real Estate	Residential REITs
Boston Properties, Inc.	United States	Real Estate	Office REITs
ProLogis	United States	Real Estate	Industrial REITs
Camden Property Trust	United States	Real Estate	Residential REITs

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	IVY LASALLE GLOBAL REAL ESTATE FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Real Estate – 3.9%
GPT Group	50	$194
Mirvac Group	163	279
Scentre Group	100	361
Westfield Corp.	77	576

		1,410

Total Australia – 3.9%		1,410
Austria

Real Estate – 0.4%
Buwog AG	6	154

Total Austria – 0.4%		154
Canada

Real Estate – 1.7%
Canadian Apartment Properties REIT	2	44
Canadian REIT	3	104
Dream Office Real Estate Investment Trust	1	13
H&R Real Estate Investment Trust	13	219
RioCan	7	146
SmartREIT	3	72

		598

Total Canada – 1.7%		598
France

Real Estate – 3.4%
Gecina	1	212
Mercialys S.A.	6	153
Unibail-Rodamco	3	853

		1,218

Total France – 3.4%		1,218
Germany

Real Estate – 2.3%
Ado Properties S.A.	4	153
alstria office AG	10	142
Deutsche EuroShop AG	2	103
Deutsche Wohnen AG	12	427

		825

Total Germany – 2.3%		825
Hong Kong

Real Estate – 9.4%
Hongkong Land Holdings Ltd.	74	525
Link (The)	96	702
Sun Hung Kai Properties Ltd.	102	1,540
Swire Properties Ltd.	209	611

		3,378

Total Hong Kong – 9.4%		3,378

COMMON STOCKS (Continued)	Shares		Value
Japan

Real Estate – 12.7%
AEON Mall Co. Ltd.	2		$30
Daiwa Office Investment Corp.	—	*	208
Global One Corp.	—	*	88
Ichigo Hotel Investment Corp.	—	*	106
Kenedix Office Investment Corp.	—	*	227
Mitsubishi Estate Co. Ltd.	83		1,545
Mitsui Fudosan Co. Ltd.	75		1,580
Mitsui Fudosan Logistics Park, Inc. (A)	—	*	151
ORIX JREIT, Inc.	—	*	168
Sumitomo Realty & Development Co. Ltd.	8		205
Tokyu, Inc.	—	*	243

			4,551

Total Japan – 12.7%			4,551
Mexico

Real Estate – 0.2%
Prologis Property Mexico S.A. de C.V.	33		54

Total Mexico – 0.2%			54
Netherlands

Real Estate – 0.2%
Vastned Retail N.V.	2		80

Total Netherlands – 0.2%			80
Norway

Real Estate – 0.4%
Entra ASA	14		160

Total Norway – 0.4%			160
Singapore

Real Estate – 1.0%
CapitaCommercial Trust	45		53
CapitaLand Ltd.	80		186
Global Logistic Properties Ltd.	39		53
Mapletree Commercial Trust	49		58

			350

Total Singapore – 1.0%			350
Spain

Real Estate – 0.7%
Axiare Patrimonio SOCIMI S.A.	4		50
Merlin Properties Socimi S.A.	18		210

			260

Total Spain – 0.7%			260
Sweden

Real Estate – 1.1%
Fabege AB	13		241

COMMON STOCKS (Continued)	Shares	Value
Real Estate (Continued)
Hufvudstaden AB	8	$140

		381

Total Sweden – 1.1%		381
Switzerland

Real Estate – 0.5%
PSP Swiss Property Ltd., Registered Shares	2	165

Total Switzerland – 0.5%		165
United Kingdom

Real Estate – 5.8%
Big Yellow Group plc	13	135
Derwent London plc	12	421
Great Portland Estates plc	16	131
Hammerson plc	38	291
Land Securities Group plc	58	796
LondonMetric Property plc	85	177
Shaftesbury plc	9	109

		2,060

Total United Kingdom – 5.8%		2,060
United States

Real Estate – 54.4%
Acadia Realty Trust	4	145
American Assets Trust, Inc.	1	63
American Campus Communities, Inc.	2	77
American Tower Corp., Class A	6	704
AvalonBay Communities, Inc.	6	1,120
Boston Properties, Inc.	8	1,092
Brixmor Property Group, Inc.	17	464
Camden Property Trust	11	899
Columbia Property Trust, Inc.	3	62
Corporate Office Properties Trust	10	295
Cousins Properties, Inc.	9	99
Crown Castle International Corp.	2	181
CubeSmart	21	563
DuPont Fabros Technology, Inc.	6	245
EastGroup Properties, Inc.	2	122
Equinix, Inc.	1	232
Equity Residential	26	1,659
Federal Realty Investment Trust	1	189
General Growth Properties, Inc.	21	593
Healthcare Trust of America, Inc., Class A	5	163
Host Hotels & Resorts, Inc.	10	158
Hudson Pacific Properties, Inc.	9	288
LaSalle Hotel Properties	16	372
Life Storage, Inc.	4	367
Paramount Group, Inc.	16	267
ProLogis	18	952
Public Storage, Inc.	3	588
Retail Properties of America, Inc.	17	288
RLJ Lodging Trust	15	309
Senior Housing Properties Trust	11	248
Simon Property Group, Inc.	13	2,634
SL Green Realty Corp.	4	464

28	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY LASALLE GLOBAL REAL ESTATE FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Real Estate (Continued)
Spirit Realty Capital, Inc.	28	$379
Sunstone Hotel Investors, Inc.	23	290
Taubman Centers, Inc.	5	385
VEREIT, Inc.	20	204
Vornado Realty Trust	9	897
Welltower, Inc.	19	1,456

		19,513

Total United States – 54.4%		19,513

TOTAL COMMON STOCKS – 98.1%		$35,157
(Cost: $32,355)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 0.8%
Toyota Motor Credit Corp.
0.600%, 10–5–16 (B)	$289	$289

TOTAL SHORT-TERM SECURITIES – 0.8%		$289
(Cost: $289)

TOTAL INVESTMENT SECURITIES – 98.9%		$35,446
(Cost: $32,644)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		395

NET ASSETS – 100.0%		$35,841

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$35,157	$—	$—
Short-Term Securities	—	289	—
Total	$35,157	$289	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trusts

Market Sector Diversification

(as a % of net assets)
Real Estate	98.1%
Other+	1.9%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	29

PORTFOLIO HIGHLIGHTS	IVY LASALLE GLOBAL RISK-MANAGED REAL ESTATE FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	97.4%
Real Estate	97.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.6%

Lipper Rankings

Category: Lipper Global Real Estate Funds	Rank	Percentile
1 Year	17/178	10
3 Year	7/134	6

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	56.6%
United States	54.9%
Other North America	1.7%
Pacific Basin	25.8%
Japan	9.5%
Hong Kong	9.5%
Australia	5.6%
Other Pacific Basin	1.2%
Europe	15.0%
United Kingdom	6.0%
France	3.5%
Other Europe	5.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.6%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Simon Property Group, Inc.	United States	Real Estate	Retail REITs
Equity Residential	United States	Real Estate	Residential REITs
Welltower, Inc.	United States	Real Estate	Health Care REITs
Boston Properties, Inc.	United States	Real Estate	Office REITs
Swire Properties Ltd.	Hong Kong	Real Estate	Real Estate Operating Companies
Hongkong Land Holdings Ltd.	Hong Kong	Real Estate	Real Estate Operating Companies
AvalonBay Communities, Inc.	United States	Real Estate	Residential REITs
Public Storage, Inc.	United States	Real Estate	Specialized REITs
ProLogis	United States	Real Estate	Industrial REITs
Camden Property Trust	United States	Real Estate	Residential REITs

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

30	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY LASALLE GLOBAL RISK-MANAGED REAL ESTATE FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia

Real Estate – 5.6%
GPT Group	501		$1,939
Scentre Group	659		2,371
Westfield Corp.	342		2,548

			6,858

Total Australia – 5.6%			6,858
Canada

Real Estate – 1.7%
Allied Properties	4		110
Boardwalk	2		92
Canadian REIT	19		667
RioCan	36		746
SmartREIT	17		457

			2,072

Total Canada – 1.7%			2,072
France

Real Estate – 3.5%
Gecina	5		732
Mercialys S.A.	26		628
Unibail-Rodamco	11		2,996

			4,356

Total France – 3.5%			4,356
Germany

Real Estate – 2.9%
Ado Properties S.A.	15		596
alstria office AG	67		917
Deutsche EuroShop AG	13		593
Deutsche Wohnen AG	36		1,308
LEG Immobilien AG	2		222

			3,636

Total Germany – 2.9%			3,636
Hong Kong

Real Estate – 9.5%
Hongkong Land Holdings Ltd.	641		4,548
Link (The)	352		2,587
Swire Properties Ltd.	1,560		4,565

			11,700

Total Hong Kong – 9.5%			11,700
Japan

Real Estate – 9.5%
Activia Properties, Inc.	—	*	503
Comforia Residential, Inc.	—	*	283
Daiwa Office Investment Corp.	—	*	1,586
Hulic, Inc.	1		1,037
Kenedix Office Investment Corp.	—	*	2,427

COMMON STOCKS (Continued)	Shares		Value
Real Estate (Continued)
Mitsui Fudosan Logistics Park, Inc. (A)	—	*	$466
Nippon Building Fund, Inc.	—	*	1,681
ORIX JREIT, Inc.	1		2,595
Sekisui House REIT, Inc.	—	*	279
Tokyu, Inc.	1		927

			11,784

Total Japan – 9.5%			11,784
Netherlands

Real Estate – 0.6%
Vastned Retail N.V.	18		728

Total Netherlands – 0.6%			728
Singapore

Real Estate – 1.2%
CapitaCommercial Trust	402		469
CapitaMall Trust	288		458
Mapletree Commercial Trust	520		610

			1,537

Total Singapore – 1.2%			1,537
Spain

Real Estate – 0.6%
Axiare Patrimonio SOCIMI S.A.	57		750

Total Spain – 0.6%			750
Sweden

Real Estate – 0.9%
Hufvudstaden AB	67		1,153

Total Sweden – 0.9%			1,153
Switzerland

Real Estate – 0.5%
PSP Swiss Property Ltd., Registered Shares	6		590

Total Switzerland – 0.5%			590

United Kingdom

Real Estate – 6.0%
Big Yellow Group plc	44		441
Derwent London plc	46		1,545
Hammerson plc	135		1,029
Land Securities Group plc	207		2,832
LondonMetric Property plc	367		761
Shaftesbury plc	58		733

			7,341

Total United Kingdom – 6.0%			7,341

COMMON STOCKS (Continued)	Shares	Value
United States

Real Estate – 54.9%
Acadia Realty Trust	12	$426
American Assets Trust, Inc.	15	661
American Campus Communities, Inc.	21	1,054
AvalonBay Communities, Inc.	22	3,839
Boston Properties, Inc.	36	4,931
Brixmor Property Group, Inc.	57	1,589
Camden Property Trust	37	3,097
Corporate Office Properties Trust	38	1,066
Cousins Properties, Inc.	31	323
CubeSmart	71	1,932
EastGroup Properties, Inc.	15	1,071
Equity Residential	98	6,318
Federal Realty Investment Trust	10	1,505
General Growth Properties, Inc.	81	2,233
Healthcare Trust of America, Inc., Class A	23	734
Hudson Pacific Properties, Inc.	36	1,181
Life Storage, Inc.	14	1,266
National Retail Properties, Inc.	23	1,154
Paramount Group, Inc.	99	1,623
ProLogis	63	3,392
Public Storage, Inc.	17	3,786
Regency Centers Corp.	12	942
Retail Properties of America, Inc.	58	972
Senior Housing Properties Trust	35	800
Simon Property Group, Inc.	47	9,775
Spirit Realty Capital, Inc.	87	1,158
Taubman Centers, Inc.	23	1,732
Ventas, Inc.	12	814
Vornado Realty Trust	31	3,091
Welltower, Inc.	71	5,293

		67,758

Total United States – 54.9%		67,758

TOTAL COMMON STOCKS – 97.4%		$120,263
(Cost: $109,196)

SHORT-TERM SECURITIES	Principal
Master Note – 2.0%
Toyota Motor Credit Corp.
0.600%, 10–5–16 (B)	$2,460	2,460

TOTAL SHORT-TERM SECURITIES – 2.0%		$2,460
(Cost: $2,460)

TOTAL INVESTMENT SECURITIES – 99.4%		$122,723
(Cost: $111,656)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		762

NET ASSETS – 100.0%		$123,485

2016	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	IVY LASALLE GLOBAL RISK-MANAGED REAL ESTATE FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$120,263	$—	$—
Short-Term Securities	—	2,460	—
Total	$120,263	$2,460	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trusts

Market Sector Diversification

(as a % of net assets)
Real Estate	97.4%
Other+	2.6%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

32	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY REAL ESTATE SECURITIES FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	98.0%
Real Estate	98.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.0%

Lipper Rankings

Category: Lipper Real Estate Funds	Rank	Percentile
1 Year	180/264	68
3 Year	100/231	44
5 Year	106/202	53
10 Year	93/132	70

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Simon Property Group, Inc.	Real Estate	Retail REITs
Public Storage, Inc.	Real Estate	Specialized REITs
ProLogis	Real Estate	Industrial REITs
AvalonBay Communities, Inc.	Real Estate	Residential REITs
Equinix, Inc.	Real Estate	Specialized REITs
Welltower, Inc.	Real Estate	Health Care REITs
Vornado Realty Trust	Real Estate	Office REITs
General Growth Properties, Inc.	Real Estate	Retail REITs
Ventas, Inc.	Real Estate	Health Care REITs
Boston Properties, Inc.	Real Estate	Office REITs

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS	IVY REAL ESTATE SECURITIES FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate

Diversified REITs – 3.1%
Liberty Property Trust	230	$9,276
Spirit Realty Capital, Inc.	306	4,072
STORE Capital Corp.	307	9,033

		22,381

Health Care REITs – 10.3%
Care Capital Properties, Inc.	84	2,380
HCP, Inc.	294	11,142
Physicians Realty Trust	353	7,593
Ventas, Inc.	282	19,912
Welltower, Inc.	438	32,749

		73,776

Hotel & Resort REITs – 3.0%
Host Hotels & Resorts, Inc.	833	12,975
Pebblebrook Hotel Trust	96	2,559
RLJ Lodging Trust	144	3,024
Sunstone Hotel Investors, Inc.	226	2,896

		21,454

Industrial REITs – 9.0%
Duke Realty Corp.	555	15,163
First Industrial Realty Trust, Inc.	503	14,186
ProLogis	653	34,948

		64,297

Office REITs – 14.3%
Alexandria Real Estate Equities, Inc.	173	18,806
Boston Properties, Inc.	144	19,558
Brandywine Realty Trust	471	7,360
Highwoods Properties, Inc.	204	10,653
Kilroy Realty Corp.	187	12,952
SL Green Realty Corp.	58	6,274

COMMON STOCKS (Continued)	Shares	Value
Office REITs (Continued)
Vornado Realty Trust	271	$27,378

		102,981

Residential REITs – 18.5%
American Campus Communities, Inc.	317	16,100
Apartment Investment and Management Co., Class A	46	2,092
AvalonBay Communities, Inc.	195	34,686
Camden Property Trust	125	10,493
Education Realty Trust, Inc.	205	8,826
Equity Lifestyle Properties, Inc.	82	6,295
Equity Residential	232	14,936
Essex Property Trust, Inc.	83	18,567
Mid-America Apartment Communities, Inc.	74	6,918
Sun Communities, Inc.	180	14,103

		133,016

Retail REITs – 22.4%
Brixmor Property Group, Inc.	414	11,494
DDR Corp.	689	12,008
Federal Realty Investment Trust	49	7,520
General Growth Properties, Inc.	755	20,850
Kimco Realty Corp.	550	15,912
Macerich Co. (The)	78	6,292
Pennsylvania Real Estate Investment Trust	214	4,933
Simon Property Group, Inc.	349	72,158
Weingarten Realty Investors	246	9,577

		160,744

Specialized REITs – 17.4%
CubeSmart	297	8,086
CyrusOne, Inc.	292	13,871

COMMON STOCKS (Continued)	Shares	Value
Specialized REITs (Continued)
Digital Realty Trust, Inc.	133	$12,888
Equinix, Inc.	96	34,624
Extra Space Storage, Inc.	107	8,505
Life Storage, Inc.	115	10,246
Public Storage, Inc.	163	36,416

		124,636

Total Real Estate – 98.0%		703,285

TOTAL COMMON STOCKS – 98.0%		$703,285
(Cost: $489,846)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 1.3%
J.M. Smucker Co. (The),
0.700%, 10–3–16	$9,288	9,288

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (B)	3,083	3,083

TOTAL SHORT-TERM SECURITIES – 1.7%		$12,371
(Cost: $12,371)

TOTAL INVESTMENT SECURITIES – 99.7%		$715,656
(Cost: $502,217)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		2,251

NET ASSETS – 100.0%		$717,907

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at September 30, 2016.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$703,285	$—	$—
Short-Term Securities	—	12,371	—
Total	$703,285	$12,371	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

34	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY SCIENCE AND TECHNOLOGY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	98.6%
Information Technology	72.2%
Health Care	16.7%
Consumer Discretionary	3.0%
Telecommunication Services	2.0%
Real Estate	2.0%
Utilities	1.1%
Industrials	0.9%
Materials	0.6%
Consumer Staples	0.1%
Warrants	0.0%
Purchased Options	0.0%
Bonds	0.6%
Corporate Debt Securities	0.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.8%

Lipper Rankings

Category: Lipper Science & Technology Funds	Rank	Percentile
1 Year	151/161	94
3 Year	140/148	94
5 Year	96/141	68
10 Year	38/117	33

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	81.5%
United States	81.5%
Europe	7.1%
Netherlands	3.7%
Other Europe	3.4%
Pacific Basin	5.7%
India	4.2%
Other Pacific Basin	1.5%
Other	3.6%
Israel	3.6%
Bahamas/Caribbean	1.3%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Purchased Options	0.8%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Micron Technology, Inc.	United States	Information Technology	Semiconductors
Alliance Data Systems Corp.	United States	Information Technology	Data Processing & Outsourced Services
Aspen Technology, Inc.	United States	Information Technology	Application Software
Euronet Worldwide, Inc.	United States	Information Technology	Data Processing & Outsourced Services
WNS (Holdings) Ltd. ADR	India	Information Technology	Data Processing & Outsourced Services
Microsemi Corp.	United States	Information Technology	Semiconductors
Microsoft Corp.	United States	Information Technology	Systems Software
Vertex Pharmaceuticals, Inc.	United States	Health Care	Biotechnology
ACI Worldwide, Inc.	United States	Information Technology	Application Software
NXP Semiconductors N.V.	Netherlands	Information Technology	Semiconductors

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	IVY SCIENCE AND TECHNOLOGY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Consumer Electronics – 3.0%
Garmin Ltd.	1,492	$71,794
Harman International Industries, Inc.	651	54,945

		126,739

Total Consumer Discretionary – 3.0%		126,739
Consumer Staples

Agricultural Products – 0.1%
Arcadia Biosciences, Inc. (A)(B)	3,127	6,004

Total Consumer Staples – 0.1%		6,004
Health Care

Biotechnology – 7.9%
Evogene Ltd. (A)(B)	1,852	11,815
FibroGen, Inc. (A)	993	20,545
Isis Pharmaceuticals, Inc. (A)	3,217	117,871
Kite Pharma, Inc. (A)	371	20,741
Seres Therapeutics, Inc. (A)	196	2,414
Vertex Pharmaceuticals, Inc. (A)	1,806	157,457

		330,843

Health Care Equipment – 0.4%
Avinger, Inc. (A)(B)	3,395	16,193

Health Care Facilities – 1.4%
Tenet Healthcare Corp. (A)	2,672	60,550

Health Care Technology – 3.6%
Cerner Corp. (A)	2,450	151,257

Managed Health Care – 0.9%
Anthem, Inc.	309	38,683

Pharmaceuticals – 2.5%
Teva Pharmaceutical Industries Ltd. ADR	2,261	104,038

Total Health Care – 16.7%		701,564
Industrials

Building Products – 0.8%
Advanced Drainage Systems, Inc.	1,416	34,081

Construction & Engineering – 0.1%
Abengoa S.A., Class B (A)(C)	24,387	5,890

Total Industrials – 0.9%		39,971
Information Technology

Application Software – 11.7%
ACI Worldwide, Inc. (A)(B)	8,116	157,297
Aspen Technology, Inc. (A)(B)	4,019	188,031
Globant S.A. (A)	1,036	43,619
Mobileye N.V. (A)	788	33,551
Silver Spring Networks, Inc. (A)(B)	4,810	68,202

		490,700

COMMON STOCKS (Continued)	Shares	Value
Communications Equipment – 0.5%
Nokia Corp., Series A ADR	3,857	$22,334

Data Processing & Outsourced Services – 13.7%
Alliance Data Systems Corp. (A)	884	189,537
Euronet Worldwide, Inc. (A)(D)	2,285	187,008
QIWI plc ADR	1,402	20,527
WNS (Holdings) Ltd. ADR (A)(B)	5,887	176,302

		573,374

Electronic Components – 2.1%
Universal Display Corp. (A)	1,596	88,620

Internet Software & Services – 10.4%
Alibaba Group Holding Ltd. ADR (A)	609	64,437
Alphabet, Inc., Class A (A)	113	90,457
Alphabet, Inc., Class C (A)	147	113,906
Facebook, Inc., Class A (A)	1,024	131,374
Pandora Media, Inc. (A)	2,499	35,814

		435,988

IT Consulting & Other Services – 4.0%
Acxiom Corp. (A)(B)	4,483	119,465
CSRA, Inc.	1,079	29,025
Virtusa Corp. (A)	764	18,852

		167,342

Semiconductor Equipment – 1.8%
Nanometrics, Inc. (A)(B)	1,254	28,016
Photronics, Inc. (A)(B)	4,528	46,687

		74,703

Semiconductors – 22.6%
Advanced Micro Devices, Inc. (A)	3,403	23,517
Cypress Semiconductor Corp.	7,654	93,067
Dialog Semiconductor plc (A)(C)	1,327	51,157
Marvell Technology Group Ltd.	4,011	53,226
Micron Technology, Inc. (A)	12,464	221,603
Microsemi Corp. (A)	4,184	175,638
NXP Semiconductors N.V. (A)	1,514	154,423
Rambus, Inc. (A)(B)	6,452	80,649
Semtech Corp. (A)(B)	3,356	93,051

		946,331

Systems Software – 4.2%
Microsoft Corp.	3,029	174,493

Technology Hardware, Storage & Peripherals – 1.2%
Apple, Inc.	237	26,838
Hewlett-Packard Co.	1,615	25,079

		51,917

Total Information Technology – 72.2%		3,025,802
Materials

Commodity Chemicals – 0.5%
BioAmber, Inc. (A)(B)	4,711	19,973

COMMON STOCKS (Continued)	Shares	Value
Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)(B)	2,608	$4,485

Total Materials – 0.6%		24,458
Real Estate

Specialized REITs – 2.0%
QTS Realty Trust, Inc., Class A	1,564	82,652

Total Real Estate – 2.0%		82,652
Telecommunication Services

Alternative Carriers – 2.0%
Zayo Group Holdings, Inc. (A)	2,808	83,420

Total Telecommunication Services – 2.0%		83,420
Utilities

Independent Power Producers & Energy Traders – 1.1%
Atlantica Yield plc	2,417	45,955

Total Utilities – 1.1%		45,955

TOTAL COMMON STOCKS – 98.6%		$4,136,565
(Cost: $2,791,824)

WARRANTS
Commodity Chemicals – 0.0%
BioAmber, Inc., expires 5–9–17 (B)(E)	1,276	587

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8–20–23 (B)(E)(F)	2,390	—

TOTAL WARRANTS – 0.0%		$587
(Cost: $447)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Teva Pharmaceutical Industries Ltd. ADR:
Call $57.50, Expires 10–21–16, OTC (Ctrpty: Goldman Sachs International)	5,299	16
Call $60.00, Expires 12–16–16	5,301	18

TOTAL PURCHASED OPTIONS – 0.0%		$34
(Cost: $1,987)

36	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY SCIENCE AND TECHNOLOGY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Materials

Fertilizers & Agricultural Chemicals – 0.6%
Marrone Bio Innovations, Inc.,
8.000%, 8–20–20 (B)(F)	$23,900	$24,373

Total Materials – 0.6%		24,373

TOTAL CORPORATE DEBT SECURITIES – 0.6%		$24,373
(Cost: $23,900)

SHORT-TERM SECURITIES
Commercial Paper (G) – 0.4%
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.640%, 10–6–16	5,000	4,999
Kroger Co. (The),
0.630%, 10–3–16	5,000	5,000
Northern Illinois Gas Co.,
0.420%, 10–3–16	6,025	6,025

		16,024

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.0%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (H)	$41	$41

Municipal Obligations – 0.2%
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.),
0.830%, 10–7–16 (H)	8,000	8,000

TOTAL SHORT-TERM SECURITIES – 0.6%		$24,065
(Cost: $24,065)

TOTAL INVESTMENT SECURITIES – 99.8%		$4,185,624
(Cost: $2,842,223)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		7,567

NET ASSETS – 100.0%		$4,193,191

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	All or a portion of securities with an aggregate value of $7,201 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Restricted securities. At September 30, 2016, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 8–20–20	8–20–15	$23,900	$23,900	$24,373

		Shares
Marrone Bio Innovations, Inc., expires 8–20–23	8–20–15	2,390	$—	$—

			$23,900	$24,373

The total value of these securities represented 0.6% of net assets at September 30, 2016.

(G)	Rate shown is the yield to maturity at September 30, 2016.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Teva Pharmaceutical Industries Ltd. ADR	Goldman Sachs International	Call	5,299	October 2016	$65.00	$201	$(13)

2016	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS	IVY SCIENCE AND TECHNOLOGY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,136,565	$—	$—
Warrants	—	587	—
Purchased Options	18	16	—
Corporate Debt Securities	—	24,373	—
Short-Term Securities	—	24,065	—
Total	$4,136,583	$49,041	$—

Liabilities
Written Options	$—	$13	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

Country Diversification

(as a % of net assets)
United States	81.5%
India	4.2%
Netherlands	3.7%
Israel	3.6%
China	1.5%
Bermuda	1.3%
Spain	1.2%
Germany	1.2%
Other Countries	1.0%
Other+	0.8%

+	Includes options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

38	SEMIANNUAL REPORT	2016

STATEMENTS OF ASSETS AND LIABILITIES	Ivy Funds

AS OF SEPTEMBER 30, 2016 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Asset Strategy Fund(1)	Ivy Balanced Fund	Ivy Energy Fund	Ivy Global Natural Resources Fund	Ivy LaSalle Global Real Estate Fund		Ivy LaSalle Global Risk-Managed Real Estate Fund	Ivy Real Estate Securities Fund
ASSETS
Investments in unaffiliated securities at value+	$5,697,377	$2,716,251	$533,247	$739,242	$35,446		$122,723	$715,656
Investments in affiliated securities at value+	136,681	—	—	—	—		—	—
Bullion at value+	483,592	—	—	—	—		—	—
Investments at Value	6,317,650	2,716,251	533,247	739,242	35,446		122,723	715,656
Cash	28,819	331	1	1	1		1	1
Cash denominated in foreign currencies at value+	—	—	—	—	114		— *	—
Investment securities sold receivable	—	8,946	—	—	176		297	1,438
Dividends and interest receivable	69,367	9,696	195	572	215		710	2,694
Capital shares sold receivable	2,266	3,009	787	295	31		791	771
Receivable from affiliates	56	—	—	24	68		50	5
Unrealized appreciation on forward foreign currency contracts	451	—	—	648	—		—	—
Prepaid and other assets	237	141	60	56	28		40	64
Total Assets	6,418,846	2,738,374	534,290	740,838	36,079		124,612	720,629
LIABILITIES
Investment securities purchased payable	9,678	32,716	—	—	186		994	1,436
Capital shares redeemed payable	62,159	10,052	1,675	2,068	28		91	947
Independent Trustees and Chief Compliance Officer fees payable	1,181	59	9	548	—	*	1	75
Distribution and service fees payable	88	33	5	7	—	*	1	4
Shareholder servicing payable	2,796	659	160	443	11		23	198
Investment management fee payable	104	48	12	19	1		3	16
Accounting services fee payable	23	23	12	17	2		4	15
Written options at value+	4,192	—	—	—	—		—	—
Other liabilities	442	85	20	63	10		10	31
Total Liabilities	80,663	43,675	1,893	3,165	238		1,127	2,722
Total Net Assets	$6,338,183	$2,694,699	$532,397	$737,673	$35,841		$123,485	$717,907
NET ASSETS
Capital paid in (shares authorized – unlimited)	$6,815,801	$2,463,239	$546,406	$2,885,893	$33,884		$113,863	$462,760
Undistributed (distributions in excess of) net investment income	258,460	7,796	(2,165)	1,222	(131)		(942)	2,445
Accumulated net realized gain (loss)	(220,654)	(2,511)	(99,504)	(2,189,741)	(713)		(503)	39,263
Net unrealized appreciation (depreciation)	(515,424)	226,175	87,660	40,299	2,801		11,067	213,439
Total Net Assets	$6,338,183	$2,694,699	$532,397	$737,673	$35,841		$123,485	$717,907
CAPITAL SHARES OUTSTANDING:
Class A	88,322	35,478	14,427	24,404	1,203		4,378	10,342
Class B	9,693	3,601	329	736	28		94	151
Class C	120,109	36,809	7,611	9,353	102		755	673
Class E	2,124	8	10	336	N/A		N/A	141
Class I	66,149	31,760	11,514	12,722	1,910		4,812	7,455
Class R	3,861	534	1,890	1,870	47		218	70
Class R6	849	387	669	726	N/A		N/A	107
Class Y	16,066	4,212	3,634	2,430	66		448	5,384
NET ASSET VALUE PER SHARE:
Class A	$21.02	$23.95	$13.30	$14.30	$10.69		$11.53	$29.48
Class B	$19.85	$23.72	$12.20	$12.20	$10.61		$11.49	$28.61
Class C	$19.98	$23.80	$12.43	$12.01	$10.61		$11.49	$28.99
Class E	$21.09	$24.06	$13.62	$14.66	N/A		N/A	$29.48
Class I	$21.28	$23.95	$13.77	$14.90	$10.67		$11.55	$29.63
Class R	$20.79	$23.92	$13.21	$14.12	$10.65		$11.51	$29.48
Class R6	$21.34	$23.98	$13.82	$14.96	N/A		N/A	$29.67
Class Y	$21.07	$23.95	$13.48	$14.64	$10.80		$11.54	$29.50
+COST
Investments in unaffiliated securities at cost	$5,633,521	$2,490,076	$445,587	$699,591	$32,644		$111,656	$502,217
Investments in affiliated securities at cost	760,835	—	—	—	—		—	—
Bullion at cost	437,875	—	—	—	—		—	—
Cash denominated in foreign currencies at cost	—	—	—	—	114		—	—
Written options premiums received at cost	3,748	—	—	—	—		—	—

*	Not shown due to rounding.
(1)	Consolidated Statement of Assets and Liabilities (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	39

STATEMENTS OF ASSETS AND LIABILITIES	Ivy Funds

AS OF SEPTEMBER 30, 2016 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Science and Technology Fund
ASSETS
Investments in unaffiliated securities at value+	$3,144,494
Investments in affiliated securities at value+	1,041,130
Investments at Value	4,185,624
Cash	1
Investment securities sold receivable	40,889
Dividends and interest receivable	2,821
Capital shares sold receivable	3,785
Receivable from affiliates	25
Prepaid and other assets	161
Total Assets	4,233,306

LIABILITIES
Investment securities purchased payable	20,812
Capital shares redeemed payable	17,467
Independent Trustees and Chief Compliance Officer fees payable	164
Distribution and service fees payable	37
Shareholder servicing payable	1,390
Investment management fee payable	93
Accounting services fee payable	23
Written options at value+	13
Other liabilities	116
Total Liabilities	40,115
Total Net Assets	$4,193,191

NET ASSETS
Capital paid in (shares authorized – unlimited)	$2,991,522
Distributions in excess of net investment income	(24,616)
Accumulated net realized loss	(117,304)
Net unrealized appreciation	1,343,589
Total Net Assets	$4,193,191

CAPITAL SHARES OUTSTANDING:
Class A	24,220
Class B	1,147
Class C	16,909
Class E	440
Class I	22,384
Class R	2,082
Class R6	1,567
Class Y	13,252

NET ASSET VALUE PER SHARE:
Class A	$50.81
Class B	$42.93
Class C	$44.46
Class E	$50.50
Class I	$55.43
Class R	$49.75
Class R6	$55.62
Class Y	$53.40

+COST
Investments in unaffiliated securities at cost	$2,086,445
Investments in affiliated securities at cost	755,778
Written options premiums received at cost	201

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2016

STATEMENTS OF OPERATIONS	Ivy Funds

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

(In thousands)	Ivy Asset Strategy Fund(1)	Ivy Balanced Fund		Ivy Energy Fund	Ivy Global Natural Resources Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$34,160	$18,526		$2,282	$5,448
Foreign dividend withholding tax	(1,057)	(376)		(48)	(91)
Interest and amortization from unaffiliated securities	49,492	16,938		30	79
Foreign interest withholding tax	— *	—		—	—
Total Investment Income	82,595	35,088		2,264	5,436

EXPENSES
Investment management fee	23,782	9,129		2,097	3,511
Distribution and service fees:
Class A	3,108	1,364		248	484
Class B	1,182	425		19	47
Class C	15,190	4,514		444	566
Class E	62	—	*	— *	6
Class R	231	34		56	64
Class Y	527	145		61	44
Shareholder servicing:
Class A	2,457	982		257	910
Class B	157	66		7	36
Class C	2,427	521		86	193
Class E	84	—	*	— *	24
Class I	1,629	462		102	143
Class R	119	17		28	33
Class R6	1	—	*	— *	1
Class Y	353	91		40	29
Registration fees	114	118		65	52
Custodian fees	190	17		8	11
Independent Trustees and Chief Compliance Officer fees	138	44		8	12
Accounting services fee	138	137		73	93
Professional fees	732	41		19	35
Other	812	94		29	70
Total Expenses	53,433	18,201		3,647	6,364
Less:
Expenses in excess of limit	(56)	—		—	(24)
Total Net Expenses	53,377	18,201		3,647	6,340
Net Investment Income (Loss)	29,218	16,887		(1,383)	(904)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	208,327	17,273		(18,551)	3,769
Written options	5,073	7,189		—	—
Forward foreign currency contracts	(918)	—		—	4,747
Foreign currency exchange transactions	(665)	—		(2)	5
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(32,062)	84,707		122,149	88,872
Investments in affiliated securities	(114,765)	—		—	—
Written options	(444)	(2,654)		—	—
Forward foreign currency contracts	1,183	—		—	393
Foreign currency exchange transactions	427	—		—	(13)
Net Realized and Unrealized Gain	66,156	106,515		103,596	97,773
Net Increase in Net Assets Resulting from Operations	$95,374	$123,402		$102,213	$96,869

*	Not shown due to rounding.
(1)	Consolidated Statement of Operations (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	41

STATEMENTS OF OPERATIONS	Ivy Funds

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

(In thousands)	Ivy LaSalle Global Real Estate Fund	Ivy LaSalle Global Risk-Managed Real Estate Fund	Ivy Real Estate Securities Fund	Ivy Science and Technology Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$565	$1,957	$8,952	$13,991
Foreign dividend withholding tax	(22)	(73)	—	(268)
Interest and amortization from unaffiliated securities	— *	5	23	105
Interest and amortization from affiliated securities	—	—	—	948
Total Investment Income	543	1,889	8,975	14,776

EXPENSES
Investment management fee	166	521	3,232	18,388
Distribution and service fees:
Class A	25	77	504	1,884
Class B	2	5	22	249
Class C	5	30	97	3,913
Class E	N/A	N/A	5	27
Class R	1	6	4	267
Class Y	1	6	196	907
Shareholder servicing:
Class A	41	63	651	1,823
Class B	— *	1	11	57
Class C	1	4	27	648
Class E	N/A	N/A	11	54
Class I	11	30	116	1,070
Class R	1	3	2	137
Class R6	N/A	N/A	— *	4
Class Y	1	4	118	569
Registration fees	39	44	58	102
Custodian fees	14	16	9	214
Independent Trustees and Chief Compliance Officer fees	— *	2	12	78
Accounting services fee	15	29	93	138
Professional fees	21	22	28	66
Other	11	10	34	165
Total Expenses	355	873	5,230	30,760
Less:
Expenses in excess of limit	(69)	(45)	(364)	(25)
Total Net Expenses	286	828	4,866	30,735
Net Investment Income (Loss)	257	1,061	4,109	(15,959)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	436	655	40,681	(26,540)
Investments in affiliated securities	—	—	—	35,943
Written options	—	—	—	3,551
Foreign currency exchange transactions	(5)	(21)	—	1
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	128	2,301	(19,476)	482,687
Investments in affiliated securities	—	—	—	(71,775)
Written options	—	—	—	(1,237)
Foreign currency exchange transactions	(1)	— *	—	— *
Net Realized and Unrealized Gain	558	2,935	21,205	422,630
Net Increase in Net Assets Resulting from Operations	$815	$3,996	$25,314	$406,671
*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

42	SEMIANNUAL REPORT	2016

STATEMENTS OF CHANGES IN NET ASSETS	Ivy Funds

	Ivy Asset Strategy Fund(1)		Ivy Balanced Fund		Ivy Energy Fund
(In thousands)	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$29,218	$90,773	$16,887	$26,505	$(1,383)	$(1,205)
Net realized gain (loss) on investments	211,817	(495,776)	24,462	35,466	(18,553)	(56,489)
Net change in unrealized appreciation (depreciation)	(145,661)	(2,549,877)	82,053	(196,783)	122,149	(59,079)
Net Increase (Decrease) in Net Assets Resulting from Operations	95,374	(2,954,880)	123,402	(134,812)	102,213	(116,773)

Distributions to Shareholders From:
Net investment income:
Class A	—	(10,489)	(4,150)	(13,081)	—	—
Class B	—	—	(62)	(294)	—	—
Class C	—	—	(776)	(3,453)	—	—
Class E	—	(139)	(1)	(2)	—	—
Class I	—	(24,092)	(2,833)	(4,163)	—	—
Class R	—	—	(32)	(98)	—	—
Class R6	—	(501)	(52)	(49)	—	—
Class Y	—	(1,819)	(442)	(1,596)	—	—
Net realized gains:
Class A	—	(244,925)	—	(60,494)	—	—
Class B	—	(24,891)	—	(3,461)	—	—
Class C	—	(332,675)	—	(38,343)	—	—
Class E	—	(3,492)	—	(9)	—	—
Class I	—	(299,183)	—	(16,265)	—	—
Class R	—	(7,609)	—	(625)	—	—
Class R6	—	(4,657)	—	(181)	—	—
Class Y	—	(42,467)	—	(6,651)	—	—
Total Distributions to Shareholders	—	(996,939)	(8,348)	(148,765)	—	—
Capital Share Transactions	(4,054,350)	(10,951,731)	(218,564)	551,690	4,981	105,554
Net Increase (Decrease) in Net Assets	(3,958,976)	(14,903,550)	(103,510)	268,113	107,194	(11,219)
Net Assets, Beginning of Period	10,297,159	25,200,709	2,798,209	2,530,096	425,203	436,422
Net Assets, End of Period	$6,338,183	$10,297,159	$2,694,699	$2,798,209	$532,397	$425,203
Undistributed (distributions in excess of) net investment income	$258,460	$229,907	$7,796	$(743)	$(2,165)	$(780)

(1)	Consolidated Statements of Changes in Net Assets (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	43

STATEMENTS OF CHANGES IN NET ASSETS	Ivy Funds

	Ivy Global Natural Resources Fund		Ivy LaSalle Global Real Estate Fund		Ivy LaSalle Global Risk-Managed Real Estate Fund
(In thousands)	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(904)	$1,364	$257	$554	$1,061	$1,353
Net realized gain (loss) on investments	8,521	(121,589)	431	(609)	634	93
Net change in unrealized appreciation (depreciation)	89,252	(111,501)	127	(800)	2,301	2,854
Net Increase (Decrease) in Net Assets Resulting from Operations	96,869	(231,726)	815	(855)	3,996	4,300

Distributions to Shareholders From:
Net investment income:
Class A	—	—	(415)	(371)	(1,767)	(565)
Class B	—	—	(4)	— *	(20)	(1)
Class C	—	—	(12)	—	(110)	(8)
Class E	—	—	N/A	N/A	N/A	N/A
Class I	—	—	(44)	(30)	(292)	(135)
Class R	—	—	(7)	(2)	(49)	(13)
Class R6	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	(10)	(11)	(83)	(46)
Net realized gains:
Class A	—	—	—	(569)	—	(469)
Class B	—	—	—	(5)	—	(6)
Class C	—	—	—	(16)	—	(35)
Class E	—	—	N/A	N/A	N/A	N/A
Class I	—	—	—	(49)	—	(100)
Class R	—	—	—	(9)	—	(21)
Class R6	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	—	(17)	—	(41)
Total Distributions to Shareholders	—	—	(492)	(1,079)	(2,321)	(1,440)
Capital Share Transactions	(69,299)	(188,815)	1,334	1,955	35,149	20,251
Net Increase (Decrease) in Net Assets	27,570	(420,541)	1,657	21	36,824	23,111
Net Assets, Beginning of Period	710,103	1,130,644	34,184	34,163	86,661	63,550
Net Assets, End of Period	$737,673	$710,103	$35,841	$34,184	$123,485	$86,661
Undistributed (distributions in excess of) net investment income	$1,222	$2,121	$(131)	$109	$(942)	$339

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

44	SEMIANNUAL REPORT	2016

STATEMENTS OF CHANGES IN NET ASSETS	Ivy Funds

	Ivy Real Estate Securities Fund		Ivy Science and Technology Fund
(In thousands)	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$4,109	$8,646	$(15,959)	$(42,301)
Net realized gain on investments	40,681	18,864	12,955	28,521
Net change in unrealized appreciation (depreciation)	(19,476)	(9,534)	409,675	(997,819)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,314	17,976	406,671	(1,011,599)

Distributions to Shareholders From:
Net investment income:
Class A	(2,492)	(5,170)	—	—
Class B	(11)	(6)	—	—
Class C	(57)	(50)	—	—
Class E	(21)	(32)	—	—
Class I	(612)	(178)	—	—
Class R	(8)	(14)	—	—
Class R6	(25)	(49)	—	—
Class Y	(996)	(1,871)	—	—
Net realized gains:
Class A	—	(23,374)	—	(50,726)
Class B	—	(232)	—	(1,735)
Class C	—	(836)	—	(26,741)
Class E	—	(155)	—	(548)
Class I	—	(582)	—	(40,456)
Class R	—	(78)	—	(2,949)
Class R6	—	(144)	—	(993)
Class Y	—	(7,056)	—	(20,848)
Total Distributions to Shareholders	(4,222)	(39,827)	—	(144,996)
Capital Share Transactions	(8,243)	(46,465)	(1,202,592)	(169,491)
Net Increase (Decrease) in Net Assets	12,849	(68,316)	(795,921)	(1,326,086)
Net Assets, Beginning of Period	705,058	773,374	4,989,112	6,315,198
Net Assets, End of Period	$717,907	$705,058	$4,193,191	$4,989,112
Undistributed (distributions in excess of) net investment income	$2,445	$2,558	$(24,616)	$(8,658)

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	45

CONSOLIDATED STATEMENT OF CASH FLOWS	IVY FUNDS

FOR THE PERIOD ENDED SEPTEMBER 30, 2016

(In thousands)	Ivy Asset Strategy Fund
Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$95,374
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of long-term investment securities	(1,479,041)
Proceeds from sales of long-term investment securities	3,235,645
Proceeds of bullion, net	211,919
Proceeds from sales of purchased options, net	16,044
Purchases of short-term portfolio investment securities, net	2,107,531
Increase in dividends and interest receivable	(27,153)
Increase in receivables from affiliates	(12)
Increase in prepaid and other assets	(83)
Decrease in Trustees and Chief Compliance Officer fees payable	(34)
Decrease in service fee payable	(49)
Decrease in shareholder servicing fees payable	(510)
Decrease in investment management fee payable	(60)
Increase in written options	4,192
Net unrealized loss on foreign currency transactions	(5,170)
Proceeds from currency transactions	(4,359)
Increase in other liabilities	390
Net change in unrealized depreciation on investments in unaffiliated securities	32,062
Net change in unrealized depreciation on investments in affiliated securities	114,765
Net change in unrealized depreciation on written options	444
Net change in unrealized appreciation on forward foreign currency contracts	(1,183)
Net change in unrealized appreciation on foreign currency exchange transactions	(427)
Net realized gain on investments, written options, swap agreements and foreign currency transactions	(211,817)
Net cash provided by operating activities	4,088,468
Cash flows used for financing activities:
Proceeds from sale of shares	616,465
Payment on shares redeemed	(4,704,154)
Net cash used for financing activities	(4,087,689)
Net increase in cash and foreign currency	779
Cash and foreign currency, at beginning of year	28,040
Cash and foreign currency, at end of year	$28,819

See Accompanying Notes to Financial Statements.

46	SEMIANNUAL REPORT	2016

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2016	SEMIANNUAL REPORT	47

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY ASSET STRATEGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$20.83	$0.10	$0.09	$0.19	$—	$—	$—
Year ended 3-31-2016	25.89	0.15	(3.78)	(3.63)	(0.06)	(1.37)	(1.43)
Year ended 3-31-2015	31.61	0.26	(1.01)	(0.75)	(0.12)	(4.85)	(4.97)
Year ended 3-31-2014	27.04	0.27	4.45	4.72	(0.15)	—	(0.15)
Year ended 3-31-2013	25.44	0.39	1.88	2.27	(0.67)	—	(0.67)
Year ended 3-31-2012	25.42	0.20	0.10	0.30	(0.28)	—	(0.28)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	19.73	0.03	0.09	0.12	—	—	—
Year ended 3-31-2016	24.73	(0.04)	(3.59)	(3.63)	—	(1.37)	(1.37)
Year ended 3-31-2015	30.54	0.03	(0.96)	(0.93)	(0.03)	(4.85)	(4.88)
Year ended 3-31-2014	26.20	0.05	4.29	4.34	— *	—	— *
Year ended 3-31-2013	24.55	0.19	1.82	2.01	(0.36)	—	(0.36)
Year ended 3-31-2012	24.53	0.00	0.12	0.12	(0.10)	—	(0.10)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	19.87	0.02	0.09	0.11	—	—	—
Year ended 3-31-2016	24.88	(0.02)	(3.62)	(3.64)	—	(1.37)	(1.37)
Year ended 3-31-2015	30.69	0.04	(0.97)	(0.93)	(0.03)	(4.85)	(4.88)
Year ended 3-31-2014	26.33	0.05	4.32	4.37	(0.01)	—	(0.01)
Year ended 3-31-2013	24.67	0.20	1.83	2.03	(0.37)	—	(0.37)
Year ended 3-31-2012	24.66	0.01	0.11	0.12	(0.11)	—	(0.11)
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	20.89	0.11	0.09	0.20	—	—	—
Year ended 3-31-2016	25.96	0.13	(3.78)	(3.65)	(0.05)	(1.37)	(1.42)
Year ended 3-31-2015	31.67	0.23	(0.98)	(0.75)	(0.11)	(4.85)	(4.96)
Year ended 3-31-2014	27.10	0.26	4.45	4.71	(0.14)	—	(0.14)
Year ended 3-31-2013	25.49	0.38	1.89	2.27	(0.66)	—	(0.66)
Year ended 3-31-2012	25.48	0.19	0.10	0.29	(0.28)	—	(0.28)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	21.06	0.13	0.09	0.22	—	—	—
Year ended 3-31-2016	26.15	0.23	(3.84)	(3.61)	(0.11)	(1.37)	(1.48)
Year ended 3-31-2015	31.88	0.33	(1.02)	(0.69)	(0.19)	(4.85)	(5.04)
Year ended 3-31-2014	27.25	0.34	4.48	4.82	(0.19)	—	(0.19)
Year ended 3-31-2013	25.67	0.45	1.90	2.35	(0.77)	—	(0.77)
Year ended 3-31-2012	25.64	0.25	0.11	0.36	(0.33)	—	(0.33)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	20.63	0.07	0.09	0.16	—	—	—
Year ended 3-31-2016	25.68	0.05	(3.73)	(3.68)	—	(1.37)	(1.37)
Year ended 3-31-2015	31.45	0.14	(1.00)	(0.86)	(0.06)	(4.85)	(4.91)
Year ended 3-31-2014	26.94	0.16	4.43	4.59	(0.08)	—	(0.08)
Year ended 3-31-2013	25.29	0.29	1.88	2.17	(0.52)	—	(0.52)
Year ended 3-31-2012	25.28	0.11	0.11	0.22	(0.21)	—	(0.21)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	21.10	0.15	0.09	0.24	—	—	—
Year ended 3-31-2016	26.21	0.22	(3.81)	(3.59)	(0.15)	(1.37)	(1.52)
Year ended 3-31-2015(6)	31.79	0.22	(0.78)	(0.56)	(0.17)	(4.85)	(5.02)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	20.88	0.10	0.09	0.19	—	—	—
Year ended 3-31-2016	25.94	0.15	(3.78)	(3.63)	(0.06)	(1.37)	(1.43)
Year ended 3-31-2015	31.67	0.25	(1.01)	(0.76)	(0.12)	(4.85)	(4.97)
Year ended 3-31-2014	27.09	0.27	4.46	4.73	(0.15)	—	(0.15)
Year ended 3-31-2013	25.49	0.39	1.88	2.27	(0.67)	—	(0.67)
Year ended 3-31-2012	25.46	0.20	0.11	0.31	(0.28)	—	(0.28)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

48	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$21.02	0.91%	$1,866	1.09	%(4)	0.96	%(4)	—%		—%		25%
Year ended 3-31-2016	20.83	-14.39	3,153	0.99		0.61		—		—		68
Year ended 3-31-2015	25.89	-2.28	6,332	0.96		0.86		—		—		75
Year ended 3-31-2014	31.61	17.47	9,659	0.96		0.92		—		—		65
Year ended 3-31-2013	27.04	9.09	7,853	0.98		1.55		—		—		39
Year ended 3-31-2012	25.44	1.31	8,019	0.97		0.81		—		—		47
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	19.85	0.61	193	1.77	(4)	0.27	(4)	—		—		25
Year ended 3-31-2016	19.73	-15.06	287	1.76		-0.16		—		—		68
Year ended 3-31-2015	24.73	-3.01	571	1.71		0.11		—		—		75
Year ended 3-31-2014	30.54	16.58	783	1.71		0.16		—		—		65
Year ended 3-31-2013	26.20	8.27	715	1.73		0.79		—		—		39
Year ended 3-31-2012	24.55	0.54	695	1.76		0.02		—		—		47
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	19.98	0.55	2,397	1.80	(4)	0.24	(4)	—		—		25
Year ended 3-31-2016	19.87	-15.01	3,792	1.71		-0.10		—		—		68
Year ended 3-31-2015	24.88	-2.99	7,807	1.68		0.13		—		—		75
Year ended 3-31-2014	30.69	16.59	9,880	1.68		0.19		—		—		65
Year ended 3-31-2013	26.33	8.34	8,321	1.70		0.83		—		—		39
Year ended 3-31-2012	24.67	0.56	8,416	1.71		0.06		—		—		47
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	21.09	0.96	45	1.00	(4)	1.04	(4)	1.23	(4)	0.81	(4)	25
Year ended 3-31-2016	20.89	-14.41	53	1.00		0.53		1.14		0.39		68
Year ended 3-31-2015	25.96	-2.29	72	1.00		0.79		1.10		0.69		75
Year ended 3-31-2014	31.67	17.40	74	1.00		0.87		1.12		0.75		65
Year ended 3-31-2013	27.10	9.07	58	1.00		1.50		1.20		1.30		39
Year ended 3-31-2012	25.49	1.26	50	1.00		0.77		1.23		0.55		47
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	21.28	1.04	1,400	0.83	(4)	1.20	(4)	—		—		25
Year ended 3-31-2016	21.06	-14.17	2,382	0.74		0.95		—		—		68
Year ended 3-31-2015	26.15	-2.06	9,112	0.74		1.08		—		—		75
Year ended 3-31-2014	31.88	17.72	13,522	0.73		1.14		—		—		65
Year ended 3-31-2013	27.25	9.33	9,681	0.74		1.76		—		—		39
Year ended 3-31-2012	25.67	1.57	8,180	0.75		1.03		—		—		47
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	20.79	0.78	81	1.39	(4)	0.65	(4)	—		—		25
Year ended 3-31-2016	20.63	-14.69	106	1.34		0.20		—		—		68
Year ended 3-31-2015	25.68	-2.67	161	1.33		0.47		—		—		75
Year ended 3-31-2014	31.45	17.03	162	1.33		0.54		—		—		65
Year ended 3-31-2013	26.94	8.71	124	1.34		1.15		—		—		39
Year ended 3-31-2012	25.29	0.96	102	1.33		0.45		—		—		47
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	21.34	1.14	17	0.65	(4)	1.37	(4)	—		—		25
Year ended 3-31-2016	21.10	-14.09	12	0.60		0.89		—		—		68
Year ended 3-31-2015(6)	26.21	-1.67	12	0.59	(4)	1.18	(4)	—		—		75	(7)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	21.07	0.91	339	1.06	(4)	0.98	(4)	—		—		25
Year ended 3-31-2016	20.88	-14.36	512	0.99		0.63		1.00		0.62		68
Year ended 3-31-2015	25.94	-2.31	1,134	0.96		0.85		0.98		0.83		75
Year ended 3-31-2014	31.67	17.47	1,516	0.96		0.92		0.98		0.90		65
Year ended 3-31-2013	27.09	9.08	1,168	0.98		1.55		0.99		1.54		39
Year ended 3-31-2012	25.49	1.35	1,167	0.97		0.80		1.00		0.77		47

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	49

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY BALANCED FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$22.99	$0.16	$0.89	$1.05	$(0.09)	$—	$(0.09)
Year ended 3-31-2016	25.65	0.29	(1.51)	(1.22)	(0.26)	(1.18)	(1.44)
Year ended 3-31-2015	24.38	0.20	1.97	2.17	(0.16)	(0.74)	(0.90)
Year ended 3-31-2014	21.60	0.15	3.25	3.40	(0.10)	(0.52)	(0.62)
Year ended 3-31-2013	20.03	0.19	1.70	1.89	(0.17)	(0.15)	(0.32)
Year ended 3-31-2012	19.08	0.17	1.05	1.22	(0.18)	(0.09)	(0.27)
Class B Shares(4)
Six-month period ended 9-30-2016 (unaudited)	22.78	0.08	0.88	0.96	(0.02)	—	(0.02)
Year ended 3-31-2016	25.45	0.11	(1.50)	(1.39)	(0.10)	(1.18)	(1.28)
Year ended 3-31-2015	24.19	0.01	1.97	1.98	—	(0.72)	(0.72)
Year ended 3-31-2014	21.45	(0.03)	3.23	3.20	—	(0.46)	(0.46)
Year ended 3-31-2013	19.93	0.03	1.69	1.72	(0.05)	(0.15)	(0.20)
Year ended 3-31-2012	18.99	0.02	1.05	1.07	(0.04)	(0.09)	(0.13)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	22.85	0.08	0.89	0.97	(0.02)	—	(0.02)
Year ended 3-31-2016	25.53	0.13	(1.52)	(1.39)	(0.11)	(1.18)	(1.29)
Year ended 3-31-2015	24.26	0.02	1.97	1.99	— *	(0.72)	(0.72)
Year ended 3-31-2014	21.50	(0.01)	3.24	3.23	—	(0.47)	(0.47)
Year ended 3-31-2013	19.98	0.05	1.68	1.73	(0.06)	(0.15)	(0.21)
Year ended 3-31-2012	19.03	0.04	1.06	1.10	(0.06)	(0.09)	(0.15)
Class E Shares(5)
Six-month period ended 9-30-2016 (unaudited)	23.09	0.19	0.89	1.08	(0.11)	—	(0.11)
Year ended 3-31-2016	25.76	0.33	(1.53)	(1.20)	(0.29)	(1.18)	(1.47)
Year ended 3-31-2015	24.48	0.23	1.99	2.22	(0.20)	(0.74)	(0.94)
Year ended 3-31-2014	21.68	0.18	3.27	3.45	(0.13)	(0.52)	(0.65)
Year ended 3-31-2013	20.02	0.22	1.78	2.00	(0.19)	(0.15)	(0.34)
Year ended 3-31-2012	19.06	0.21	1.04	1.25	(0.20)	(0.09)	(0.29)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	22.98	0.20	0.89	1.09	(0.12)	—	(0.12)
Year ended 3-31-2016	25.63	0.36	(1.52)	(1.16)	(0.31)	(1.18)	(1.49)
Year ended 3-31-2015	24.36	0.26	1.98	2.24	(0.23)	(0.74)	(0.97)
Year ended 3-31-2014	21.58	0.21	3.26	3.47	(0.16)	(0.53)	(0.69)
Year ended 3-31-2013	20.01	0.24	1.69	1.93	(0.21)	(0.15)	(0.36)
Year ended 3-31-2012	19.04	0.22	1.06	1.28	(0.22)	(0.09)	(0.31)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	22.96	0.13	0.89	1.02	(0.06)	—	(0.06)
Year ended 3-31-2016	25.65	0.22	(1.53)	(1.31)	(0.20)	(1.18)	(1.38)
Year ended 3-31-2015	24.37	0.11	1.98	2.09	(0.07)	(0.74)	(0.81)
Year ended 3-31-2014	21.59	0.07	3.26	3.33	(0.03)	(0.52)	(0.55)
Year ended 3-31-2013(6)	20.16	0.00	1.43	1.43	—	—	—
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	23.01	0.21	0.89	1.10	(0.13)	—	(0.13)
Year ended 3-31-2016	25.66	0.39	(1.52)	(1.13)	(0.34)	(1.18)	(1.52)
Year ended 3-31-2015(7)	24.66	0.22	1.72	1.94	(0.20)	(0.74)	(0.94)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	22.99	0.17	0.88	1.05	(0.09)	—	(0.09)
Year ended 3-31-2016	25.66	0.29	(1.52)	(1.23)	(0.26)	(1.18)	(1.44)
Year ended 3-31-2015	24.38	0.20	1.99	2.19	(0.17)	(0.74)	(0.91)
Year ended 3-31-2014	21.60	0.15	3.26	3.41	(0.10)	(0.53)	(0.63)
Year ended 3-31-2013	20.03	0.19	1.70	1.89	(0.17)	(0.15)	(0.32)
Year ended 3-31-2012	19.08	0.18	1.05	1.23	(0.19)	(0.09)	(0.28)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	Class share is closed to investment.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

50	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$23.95	4.57%	$850		1.12	%(3)	1.41	%(3)	23%
Year ended 3-31-2016	22.99	-4.92	1,311		1.10		1.21		56
Year ended 3-31-2015	25.65	9.06	1,207		1.11		0.78		33
Year ended 3-31-2014	24.38	15.90	863		1.15		0.62		34
Year ended 3-31-2013	21.60	9.56	399		1.17		0.93		35
Year ended 3-31-2012	20.03	6.52	205		1.23		0.90		37
Class B Shares(4)
Six-month period ended 9-30-2016 (unaudited)	23.72	4.20	85		1.84	(3)	0.67	(3)	23
Year ended 3-31-2016	22.78	-5.62	80		1.83		0.48		56
Year ended 3-31-2015	25.45	8.28	74		1.84		0.04		33
Year ended 3-31-2014	24.19	15.01	70		1.89		-0.11		34
Year ended 3-31-2013	21.45	8.73	44		1.95		0.16		35
Year ended 3-31-2012	19.93	5.72	23		2.02		0.10		37
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	23.80	4.25	877		1.80	(3)	0.71	(3)	23
Year ended 3-31-2016	22.85	-5.62	892		1.79		0.53		56
Year ended 3-31-2015	25.53	8.34	736		1.80		0.09		33
Year ended 3-31-2014	24.26	15.11	524		1.84		-0.06		34
Year ended 3-31-2013	21.50	8.75	246		1.88		0.23		35
Year ended 3-31-2012	19.98	5.84	128		1.92		0.21		37
Class E Shares(5)
Six-month period ended 9-30-2016 (unaudited)	24.06	4.67	—	*	0.95	(3)	1.57	(3)	23
Year ended 3-31-2016	23.09	-4.82	—	*	0.95		1.36		56
Year ended 3-31-2015	25.76	9.22	—	*	0.96		0.92		33
Year ended 3-31-2014	24.48	16.10	—	*	1.00		0.78		34
Year ended 3-31-2013	21.68	10.15	—	*	1.03		1.09		35
Year ended 3-31-2012	20.02	6.71	—	*	1.05		1.11		37
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	23.95	4.74	761		0.85	(3)	1.64	(3)	23
Year ended 3-31-2016	22.98	-4.70	373		0.84		1.47		56
Year ended 3-31-2015	25.63	9.34	315		0.86		1.03		33
Year ended 3-31-2014	24.36	16.21	211		0.88		0.89		34
Year ended 3-31-2013	21.58	9.82	66		0.92		1.19		35
Year ended 3-31-2012	20.01	6.88	39		0.94		1.17		37
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	23.92	4.43	13		1.44	(3)	1.07	(3)	23
Year ended 3-31-2016	22.96	-5.29	13		1.44		0.89		56
Year ended 3-31-2015	25.65	8.71	9		1.46		0.43		33
Year ended 3-31-2014	24.37	15.51	4		1.47		0.29		34
Year ended 3-31-2013 (6)	21.59	7.09	—	*	1.48	(3)	0.02	(3)	35	(8)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	23.98	4.80	9		0.69	(3)	1.80	(3)	23
Year ended 3-31-2016	23.01	-4.57	5		0.69		1.60		56
Year ended 3-31-2015 (7)	25.66	8.01	4		0.70	(3)	1.29	(3)	33	(9)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	23.95	4.58	100		1.09	(3)	1.42	(3)	23
Year ended 3-31-2016	22.99	-4.95	124		1.09		1.16		56
Year ended 3-31-2015	25.66	9.10	185		1.11		0.79		33
Year ended 3-31-2014	24.38	15.91	152		1.13		0.64		34
Year ended 3-31-2013	21.60	9.57	89		1.16		0.96		35
Year ended 3-31-2012	20.03	6.57	70		1.19		0.96		37

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	51

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY ENERGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$10.75	$(0.03)	$2.58	$2.55	$—	$—	$—
Year ended 3-31-2016	14.03	(0.03)	(3.25)	(3.28)	—	—	—
Year ended 3-31-2015	16.38	(0.05)	(2.30)	(2.35)	—	—	—
Year ended 3-31-2014	13.74	(0.09)	2.73	2.64	—	—	—
Year ended 3-31-2013	12.68	(0.07)	1.13	1.06	—	—	—
Year ended 3-31-2012	15.11	(0.09)	(2.34)	(2.43)	—	—	—
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	9.90	(0.08)	2.38	2.30	—	—	—
Year ended 3-31-2016	13.04	(0.13)	(3.01)	(3.14)	—	—	—
Year ended 3-31-2015	15.35	(0.17)	(2.14)	(2.31)	—	—	—
Year ended 3-31-2014	12.98	(0.19)	2.56	2.37	—	—	—
Year ended 3-31-2013	12.08	(0.17)	1.07	0.90	—	—	—
Year ended 3-31-2012	14.52	(0.18)	(2.26)	(2.44)	—	—	—
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	10.08	(0.07)	2.42	2.35	—	—	—
Year ended 3-31-2016	13.24	(0.10)	(3.06)	(3.16)	—	—	—
Year ended 3-31-2015	15.55	(0.13)	(2.18)	(2.31)	—	—	—
Year ended 3-31-2014	13.12	(0.16)	2.59	2.43	—	—	—
Year ended 3-31-2013	12.19	(0.14)	1.07	0.93	—	—	—
Year ended 3-31-2012	14.62	(0.16)	(2.27)	(2.43)	—	—	—
Class E Shares(6)
Six-month period ended 9-30-2016 (unaudited)	10.99	(0.02)	2.65	2.63	—	—	—
Year ended 3-31-2016	14.30	0.01	(3.32)	(3.31)	—	—	—
Year ended 3-31-2015	16.65	(0.01)	(2.34)	(2.35)	—	—	—
Year ended 3-31-2014	13.92	(0.04)	2.77	2.73	—	—	—
Year ended 3-31-2013	12.81	(0.03)	1.14	1.11	—	—	—
Year ended 3-31-2012	15.22	(0.05)	(2.36)	(2.41)	—	—	—
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	11.11	(0.01)	2.67	2.66	—	—	—
Year ended 3-31-2016	14.44	0.02	(3.35)	(3.33)	—	—	—
Year ended 3-31-2015	16.80	0.02	(2.38)	(2.36)	—	—	—
Year ended 3-31-2014	14.03	(0.02)	2.79	2.77	—	—	—
Year ended 3-31-2013	12.90	(0.02)	1.15	1.13	—	—	—
Year ended 3-31-2012	15.31	(0.03)	(2.38)	(2.41)	—	—	—
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	10.69	(0.05)	2.57	2.52	—	—	—
Year ended 3-31-2016	13.98	(0.05)	(3.24)	(3.29)	—	—	—
Year ended 3-31-2015	16.35	(0.08)	(2.29)	(2.37)	—	—	—
Year ended 3-31-2014	13.74	(0.11)	2.72	2.61	—	—	—
Year ended 3-31-2013(7)	12.26	(0.03)	1.51	1.48	—	—	—
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	11.14	0.00 *	2.68	2.68	—	—	—
Year ended 3-31-2016	14.46	0.04	(3.36)	(3.32)	—	—	—
Year ended 3-31-2015(8)	18.03	0.03	(3.60)	(3.57)	—	—	—
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	10.89	(0.03)	2.62	2.59	—	—	—
Year ended 3-31-2016	14.19	(0.01)	(3.29)	(3.30)	—	—	—
Year ended 3-31-2015	16.55	(0.04)	(2.32)	(2.36)	—	—	—
Year ended 3-31-2014	13.86	(0.06)	2.75	2.69	—	—	—
Year ended 3-31-2013	12.77	(0.05)	1.14	1.09	—	—	—
Year ended 3-31-2012	15.20	(0.07)	(2.36)	(2.43)	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	Class share is closed to investment.

(7)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(8)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

    .

52	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$13.30	23.72%	$191		1.44	%(4)	-0.51	%(4)	—%	—%	20%
Year ended 3-31-2016	10.75	-23.38	192		1.49		-0.23		—	—	31
Year ended 3-31-2015	14.03	-14.35	213		1.48		-0.33		—	—	22
Year ended 3-31-2014	16.38	19.13	124		1.60		-0.59		—	—	34
Year ended 3-31-2013	13.74	8.44	82		1.60		-0.54		1.68	-0.62	30
Year ended 3-31-2012	12.68	-16.08	85		1.60		-0.66		—	—	20
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	12.20	23.23	4		2.32	(4)	-1.40	(4)	—	—	20
Year ended 3-31-2016	9.90	-24.08	3		2.36		-1.11		—	—	31
Year ended 3-31-2015	13.04	-15.05	5		2.29		-1.17		—	—	22
Year ended 3-31-2014	15.35	18.26	5		2.38		-1.37		—	—	34
Year ended 3-31-2013	12.98	7.36	4		2.49		-1.43		—	—	30
Year ended 3-31-2012	12.08	-16.74	4		2.41		-1.47		—	—	20
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	12.43	23.31	95		2.12	(4)	-1.21	(4)	—	—	20
Year ended 3-31-2016	10.08	-23.87	79		2.16		-0.89		—	—	31
Year ended 3-31-2015	13.24	-14.85	82		2.09		-0.92		—	—	22
Year ended 3-31-2014	15.55	18.43	30		2.16		-1.15		—	—	34
Year ended 3-31-2013	13.12	7.71	19		2.26		-1.20		—	—	30
Year ended 3-31-2012	12.19	-16.62	20		2.23		-1.30		—	—	20
Class E Shares(6)
Six-month period ended 9-30-2016 (unaudited)	13.62	23.93	—	*	1.19	(4)	-0.28	(4)	—	—	20
Year ended 3-31-2016	10.99	-23.15	—	*	1.20		0.05		—	—	31
Year ended 3-31-2015	14.30	-14.11	—	*	1.20		-0.08		—	—	22
Year ended 3-31-2014	16.65	19.53	—	*	1.25		-0.25		—	—	34
Year ended 3-31-2013	13.92	8.74	—	*	1.31		-0.26		—	—	30
Year ended 3-31-2012	12.81	-15.83	—	*	1.30		-0.36		—	—	20
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	13.77	23.94	159		1.09	(4)	-0.20	(4)	—	—	20
Year ended 3-31-2016	11.11	-23.06	85		1.10		0.16		—	—	31
Year ended 3-31-2015	14.44	-14.05	82		1.09		0.10		—	—	22
Year ended 3-31-2014	16.80	19.74	14		1.14		-0.12		—	—	34
Year ended 3-31-2013	14.03	8.76	6		1.21		-0.14		—	—	30
Year ended 3-31-2012	12.90	-15.74	5		1.19		-0.26		—	—	20
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	13.21	23.57	25		1.68	(4)	-0.77	(4)	—	—	20
Year ended 3-31-2016	10.69	-23.53	19		1.70		-0.43		—	—	31
Year ended 3-31-2015	13.98	-14.50	15		1.69		-0.53		—	—	22
Year ended 3-31-2014	16.35	19.00	5		1.72		-0.70		—	—	34
Year ended 3-31-2013(7)	13.74	12.07	—	*	1.73	(4)	-0.91	(4)	—	—	30	(9)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	13.82	24.06	9		0.93	(4)	-0.05	(4)	—	—	20
Year ended 3-31-2016	11.14	-22.96	5		0.95		0.35		—	—	31
Year ended 3-31-2015(8)	14.46	-19.80	2		0.93	(4)	0.34	(4)	—	—	22	(10)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	13.48	23.78	49		1.34	(4)	-0.42	(4)	—	—	20
Year ended 3-31-2016	10.89	-23.26	42		1.36		-0.08		—	—	31
Year ended 3-31-2015	14.19	-14.26	37		1.34		-0.22		—	—	22
Year ended 3-31-2014	16.55	19.41	18		1.39		-0.38		—	—	34
Year ended 3-31-2013	13.86	8.54	8		1.45		-0.39		—	—	30
Year ended 3-31-2012	12.77	-15.99	7		1.45		-0.52		—	—	20

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	53

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL NATURAL RESOURCES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$12.53	$(0.02)	$1.79	$1.77	$—	$—	$—
Year ended 3-31-2016	16.13	0.03	(3.63)	(3.60)	—	—	—
Year ended 3-31-2015	19.07	0.00 *	(2.94)	(2.94)	—	—	—
Year ended 3-31-2014	17.84	(0.02)	1.25	1.23	—	—	—
Year ended 3-31-2013	17.76	(0.03)	0.14	0.11	(0.03)	—	(0.03)
Year ended 3-31-2012	24.20	(0.01)	(6.43)	(6.44)	—	—	—
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	10.75	(0.08)	1.53	1.45	—	—	—
Year ended 3-31-2016	13.98	(0.11)	(3.12)	(3.23)	—	—	—
Year ended 3-31-2015	16.67	(0.15)	(2.54)	(2.69)	—	—	—
Year ended 3-31-2014	15.73	(0.15)	1.09	0.94	—	—	—
Year ended 3-31-2013	15.76	(0.14)	0.11	(0.03)	—	—	—
Year ended 3-31-2012	21.65	(0.15)	(5.74)	(5.89)	—	—	—
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	10.55	(0.05)	1.51	1.46	—	—	—
Year ended 3-31-2016	13.67	(0.06)	(3.06)	(3.12)	—	—	—
Year ended 3-31-2015	16.26	(0.10)	(2.49)	(2.59)	—	—	—
Year ended 3-31-2014	15.31	(0.11)	1.06	0.95	—	—	—
Year ended 3-31-2013	15.31	(0.11)	0.11	0.00	—	—	—
Year ended 3-31-2012	21.00	(0.12)	(5.57)	(5.69)	—	—	—
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	12.81	0.02	1.83	1.85	—	—	—
Year ended 3-31-2016	16.43	0.09	(3.71)	(3.62)	—	—	—
Year ended 3-31-2015	19.36	0.06	(2.99)	(2.93)	—	—	—
Year ended 3-31-2014	18.06	0.04	1.26	1.30	—	—	—
Year ended 3-31-2013	17.96	0.01	0.15	0.16	(0.06)	—	(0.06)
Year ended 3-31-2012	24.45	0.01	(6.50)	(6.49)	—	—	—
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	13.02	0.02	1.86	1.88	—	—	—
Year ended 3-31-2016	16.69	0.10	(3.77)	(3.67)	—	—	—
Year ended 3-31-2015	19.63	0.09	(3.03)	(2.94)	—	—	—
Year ended 3-31-2014	18.28	0.07	1.28	1.35	—	—	—
Year ended 3-31-2013	18.19	0.06	0.14	0.20	(0.11)	—	(0.11)
Year ended 3-31-2012	24.69	0.06	(6.56)	(6.50)	—	—	—
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	12.37	(0.02)	1.77	1.75	—	—	—
Year ended 3-31-2016	15.94	0.01	(3.58)	(3.57)	—	—	—
Year ended 3-31-2015	18.87	(0.02)	(2.91)	(2.93)	—	—	—
Year ended 3-31-2014	17.67	(0.04)	1.24	1.20	—	—	—
Year ended 3-31-2013	17.58	(0.05)	0.14	0.09	—	—	—
Year ended 3-31-2012	24.00	(0.05)	(6.37)	(6.42)	—	—	—
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	13.06	0.03	1.87	1.90	—	—	—
Year ended 3-31-2016	16.70	0.13	(3.77)	(3.64)	—	—	—
Year ended 3-31-2015(6)	20.86	0.11	(4.27)	(4.16)	—	—	—
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	12.80	0.00 *	1.84	1.84	—	—	—
Year ended 3-31-2016	16.45	0.06	(3.71)	(3.65)	—	—	—
Year ended 3-31-2015	19.39	0.04	(2.98)	(2.94)	—	—	—
Year ended 3-31-2014	18.10	0.02	1.27	1.29	—	—	—
Year ended 3-31-2013	18.02	0.02	0.13	0.15	(0.07)	—	(0.07)
Year ended 3-31-2012	24.50	0.03	(6.51)	(6.48)	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

    .

54	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$14.30	14.13%		$348	1.75	%(4)	-0.28	%(4)	—%		—%		42%
Year ended 3-31-2016	12.53	-22.32		415	1.66		0.18		—		—		17
Year ended 3-31-2015	16.13	-15.42		645	1.57		-0.03		—		—		22
Year ended 3-31-2014	19.07	6.90		1,008	1.56		-0.09		—		—		100
Year ended 3-31-2013	17.84	0.64		1,375	1.52		-0.18		—		—		83
Year ended 3-31-2012	17.76	-26.61		1,770	1.41		-0.07		—		—		84
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	12.20	13.49		9	2.82	(4)	-1.35	(4)	—		—		42
Year ended 3-31-2016	10.75	-23.10		10	2.65		-0.85		—		—		17
Year ended 3-31-2015	13.98	-16.14		21	2.47		-0.95		—		—		22
Year ended 3-31-2014	16.67	5.98		40	2.41		-0.95		—		—		100
Year ended 3-31-2013	15.73	-0.19		69	2.33		-0.97		—		—		83
Year ended 3-31-2012	15.76	-27.21		112	2.20		-0.86		—		—		84
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	12.01	13.84		112	2.36	(4)	-0.89	(4)	—		—		42
Year ended 3-31-2016	10.55	-22.82		110	2.30		-0.47		—		—		17
Year ended 3-31-2015	13.67	-15.93		187	2.20		-0.65		—		—		22
Year ended 3-31-2014	16.26	6.21		291	2.18		-0.72		—		—		100
Year ended 3-31-2013	15.31	0.00	*	410	2.13		-0.78		—		—		83
Year ended 3-31-2012	15.31	-27.10		603	2.07		-0.73		—		—		84
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	14.66	14.44		5	1.26	(4)	0.22	(4)	2.25	(4)	-0.77	(4)	42
Year ended 3-31-2016	12.81	-22.03		4	1.26		0.59		2.21		-0.36		17
Year ended 3-31-2015	16.43	-15.13		6	1.27		0.32		2.03		-0.44		22
Year ended 3-31-2014	19.36	7.20		7	1.27		0.20		2.12		-0.64		100
Year ended 3-31-2013	18.06	0.91		7	1.27		0.05		2.21		-0.89		83
Year ended 3-31-2012	17.96	-26.54		7	1.27		0.06		2.03		-0.69		84
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	14.90	14.44		190	1.22	(4)	0.26	(4)	—		—		42
Year ended 3-31-2016	13.02	-21.99		103	1.16		0.67		—		—		17
Year ended 3-31-2015	16.69	-14.98		174	1.11		0.47		—		—		22
Year ended 3-31-2014	19.63	7.39		224	1.08		0.37		—		—		100
Year ended 3-31-2013	18.28	1.14		484	1.05		0.32		—		—		83
Year ended 3-31-2012	18.19	-26.33		1,137	1.02		0.32		—		—		84
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	14.12	14.15		27	1.77	(4)	-0.29	(4)	—		—		42
Year ended 3-31-2016	12.37	-22.40		24	1.75		0.10		—		—		17
Year ended 3-31-2015	15.94	-15.53		33	1.69		-0.12		—		—		22
Year ended 3-31-2014	18.87	6.79		43	1.67		-0.20		—		—		100
Year ended 3-31-2013	17.67	0.51		50	1.63		-0.30		—		—		83
Year ended 3-31-2012	17.58	-26.75		66	1.60		-0.26		—		—		84
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	14.96	14.55		11	1.02	(4)	0.45	(4)	—		—		42
Year ended 3-31-2016	13.06	-21.80		11	1.00		0.92		—		—		17
Year ended 3-31-2015(6)	16.70	-19.94		5	0.95	(4)	0.97	(4)	—		—		22	(7)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	14.64	14.38		36	1.43	(4)	0.05	(4)	—		—		42
Year ended 3-31-2016	12.80	-22.19		33	1.40		0.42		—		—		17
Year ended 3-31-2015	16.45	-15.16		60	1.35		0.20		—		—		22
Year ended 3-31-2014	19.39	7.07		88	1.33		0.10		—		—		100
Year ended 3-31-2013	18.10	0.93		186	1.27		0.11		1.29		0.09		83
Year ended 3-31-2012	18.02	-26.45		491	1.20		0.14		1.27		0.07		84

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	55

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY LASALLE GLOBAL REAL ESTATE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$10.58	$0.06		$0.20	$0.26	$(0.15)	$—	$(0.15)
Year ended 3-31-2016	11.15	0.17		(0.41)	(0.24)	(0.13)	(0.20)	(0.33)
Year ended 3-31-2015	9.83	0.13		1.46	1.59	(0.19)	(0.08)	(0.27)
Year ended 3-31-2014	10.00	0.11		(0.12)	(0.01)	(0.16)	—	(0.16)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	10.56	0.02		0.18	0.20	(0.15)	—	(0.15)
Year ended 3-31-2016	11.10	0.06		(0.40)	(0.34)	(0.01)	(0.19)	(0.20)
Year ended 3-31-2015	9.79	0.01		1.46	1.47	(0.08)	(0.08)	(0.16)
Year ended 3-31-2014	10.00	0.00	*	(0.12)	(0.12)	(0.09)	—	(0.09)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	10.55	0.02		0.17	0.19	(0.13)	—	(0.13)
Year ended 3-31-2016	11.10	0.04		(0.41)	(0.37)	—	(0.18)	(0.18)
Year ended 3-31-2015	9.80	(0.01)		1.47	1.46	(0.08)	(0.08)	(0.16)
Year ended 3-31-2014	10.00	0.00	*	(0.11)	(0.11)	(0.09)	—	(0.09)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	10.57	0.12		0.13	0.25	(0.15)	—	(0.15)
Year ended 3-31-2016	11.14	0.17		(0.42)	(0.25)	(0.12)	(0.20)	(0.32)
Year ended 3-31-2015	9.82	0.12		1.46	1.58	(0.18)	(0.08)	(0.26)
Year ended 3-31-2014	10.00	0.09		(0.11)	(0.02)	(0.16)	—	(0.16)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	10.57	0.04		0.19	0.23	(0.15)	—	(0.15)
Year ended 3-31-2016	11.12	0.10		(0.41)	(0.31)	(0.04)	(0.20)	(0.24)
Year ended 3-31-2015	9.81	0.05		1.46	1.51	(0.12)	(0.08)	(0.20)
Year ended 3-31-2014	10.00	0.04		(0.11)	(0.07)	(0.12)	—	(0.12)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	10.64	0.08		0.23	0.31	(0.15)	—	(0.15)
Year ended 3-31-2016	11.22	0.17		(0.42)	(0.25)	(0.13)	(0.20)	(0.33)
Year ended 3-31-2015	9.89	0.12		1.48	1.60	(0.19)	(0.08)	(0.27)
Year ended 3-31-2014	10.00	0.11		(0.05)	0.06	(0.17)	—	(0.17)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	Ratio of expenses to average net assets excluding offering cost was 2.40%.

(7)	Ratio of expenses to average net assets excluding offering cost was 2.39%.

(8)	Ratio of expenses to average net assets excluding offering cost was 1.43%.

(9)	Ratio of expenses to average net assets excluding offering cost was 1.99%.

    .

56	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$10.69	2.56%	$13		1.51	%(4)	1.14	%(4)	2.17	%(4)	0.48	%(4)	21%
Year ended 3-31-2016	10.58	-2.00	29		1.51		1.67		2.12		1.06		59
Year ended 3-31-2015	11.15	16.31	28		1.51		1.22		2.14		0.59		63
Year ended 3-31-2014	9.83	0.02	22		1.51		1.12		2.62		0.01		36
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	10.61	1.90	—	*	2.66	(4)	0.43	(4)	—		—		21
Year ended 3-31-2016	10.56	-3.03	—	*	2.56		0.62		—		—		59
Year ended 3-31-2015	11.10	15.05	—	*	2.66		0.06		—		—		63
Year ended 3-31-2014	9.79	-1.16	—	*	2.68	(6)	-0.02		3.14		-0.48		36
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	10.61	1.88	1		2.78	(4)	0.37	(4)	—		—		21
Year ended 3-31-2016	10.55	-3.21	1		2.74		0.41		—		—		59
Year ended 3-31-2015	11.10	14.92	1		2.68		-0.09		—		—		63
Year ended 3-31-2014	9.80	-1.03	1		2.67	(7)	—		3.12		-0.45		36
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	10.67	2.45	20		1.73	(4)	2.15	(4)	—		—		21
Year ended 3-31-2016	10.57	-2.11	3		1.59		1.59		—		—		59
Year ended 3-31-2015	11.14	16.14	3		1.62		1.08		—		—		63
Year ended 3-31-2014	9.82	-0.13	2		1.71	(8)	0.94		2.16		0.49		36
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	10.65	2.22	1		2.25	(4)	0.84	(4)	—		—		21
Year ended 3-31-2016	10.57	-2.68	—	*	2.20		0.99		—		—		59
Year ended 3-31-2015	11.12	15.40	1		2.25		0.50		—		—		63
Year ended 3-31-2014	9.81	-0.67	—	*	2.27	(9)	0.38		2.73		-0.08		36
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	10.80	3.02	1		1.51	(4)	1.54	(4)	1.94	(4)	1.11	(4)	21
Year ended 3-31-2016	10.64	-2.08	1		1.51		1.63		1.86		1.28		59
Year ended 3-31-2015	11.22	16.32	1		1.51		1.15		1.90		0.76		63
Year ended 3-31-2014	9.89	0.68	1		1.51		1.13		2.37		0.27		36

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	57

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY LASALLE GLOBAL-RISK MANAGED REAL ESTATE FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$11.39	$0.09	$0.29	$0.38	$(0.24)	$—	$(0.24)
Year ended 3-31-2016	11.06	0.22	0.35	0.57	(0.13)	(0.11)	(0.24)
Year ended 3-31-2015	9.72	0.14	1.48	1.62	(0.28)	—	(0.28)
Year ended 3-31-2014	10.00	0.13	(0.24)	(0.11)	(0.17)	—	(0.17)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	11.38	0.06	0.29	0.35	(0.24)	—	(0.24)
Year ended 3-31-2016	11.04	0.15	0.33	0.48	(0.03)	(0.11)	(0.14)
Year ended 3-31-2015	9.70	0.06	1.46	1.52	(0.18)	—	(0.18)
Year ended 3-31-2014	10.00	0.03	(0.23)	(0.20)	(0.10)	—	(0.10)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	11.38	0.08	0.27	0.35	(0.24)	—	(0.24)
Year ended 3-31-2016	11.04	0.13	0.33	0.46	(0.02)	(0.10)	(0.12)
Year ended 3-31-2015	9.70	0.05	1.47	1.52	(0.18)	—	(0.18)
Year ended 3-31-2014	10.00	0.03	(0.23)	(0.20)	(0.10)	—	(0.10)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	11.39	0.15	0.26	0.41	(0.25)	—	(0.25)
Year ended 3-31-2016	11.07	0.24	0.34	0.58	(0.15)	(0.11)	(0.26)
Year ended 3-31-2015	9.72	0.15	1.47	1.62	(0.27)	—	(0.27)
Year ended 3-31-2014	10.00	0.12	(0.24)	(0.12)	(0.16)	—	(0.16)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	11.39	0.08	0.28	0.36	(0.24)	—	(0.24)
Year ended 3-31-2016	11.05	0.18	0.34	0.52	(0.07)	(0.11)	(0.18)
Year ended 3-31-2015	9.70	0.09	1.47	1.56	(0.21)	—	(0.21)
Year ended 3-31-2014	10.00	0.06	(0.24)	(0.18)	(0.12)	—	(0.12)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	11.40	0.11	0.28	0.39	(0.25)	—	(0.25)
Year ended 3-31-2016	11.07	0.23	0.33	0.56	(0.12)	(0.11)	(0.23)
Year ended 3-31-2015	9.72	0.13	1.50	1.63	(0.28)	—	(0.28)
Year ended 3-31-2014	10.00	0.13	(0.24)	(0.11)	(0.17)	—	(0.17)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	Ratio of expenses to average net assets excluding offering cost was 2.15%.

(7)	Ratio of expenses to average net assets excluding offering cost was 1.27%.

(8)	Ratio of expenses to average net assets excluding offering cost was 1.88%.

    .

58	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$11.53	3.44%	$50	1.51	%(4)	1.62	%(4)	1.64	%(4)	1.49	%(4)	27%
Year ended 3-31-2016	11.39	5.27	65	1.51		2.08		1.76		1.83		59
Year ended 3-31-2015	11.06	16.77	43	1.50		1.31		1.83		0.98		53
Year ended 3-31-2014	9.72	-1.00	20	1.51		1.39		2.08		0.82		38
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	11.49	3.13	1	2.30	(4)	1.10	(4)	—		—		27
Year ended 3-31-2016	11.38	4.36	1	2.33		1.42		—		—		59
Year ended 3-31-2015	11.04	15.74	1	2.34		0.57		—		—		53
Year ended 3-31-2014	9.70	-1.92	1	2.53	(6)	0.32		2.58		0.27		38
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	11.49	3.10	9	2.28	(4)	1.40	(4)	—		—		27
Year ended 3-31-2016	11.38	4.34	4	2.35		1.24		—		—		59
Year ended 3-31-2015	11.04	15.72	3	2.38		0.43		—		—		53
Year ended 3-31-2014	9.70	-1.91	2	2.53	(6)	0.33		2.58		0.28		38
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	11.55	3.64	55	1.31	(4)	2.64	(4)	1.33	(4)	2.62	(4)	27
Year ended 3-31-2016	11.39	5.37	11	1.39		2.25		—		—		59
Year ended 3-31-2015	11.07	16.79	10	1.47		1.46		—		—		53
Year ended 3-31-2014	9.72	-1.09	8	1.65	(7)	1.20		1.70		1.15		38
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	11.51	3.24	3	1.92	(4)	1.45	(4)	—		—		27
Year ended 3-31-2016	11.39	4.78	2	1.99		1.66		—		—		59
Year ended 3-31-2015	11.05	16.15	2	2.07		0.88		—		—		53
Year ended 3-31-2014	9.70	-1.72	2	2.26	(8)	0.60		2.31		0.55		38
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	11.54	3.46	5	1.51	(4)	1.85	(4)	1.57	(4)	1.79	(4)	27
Year ended 3-31-2016	11.40	5.25	4	1.51		2.19		1.67		2.03		59
Year ended 3-31-2015	11.07	16.87	5	1.51		1.26		1.71		1.06		53
Year ended 3-31-2014	9.72	-0.98	3	1.50		1.35		1.95		0.90		38

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	59

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY REAL ESTATE SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$28.60	$0.12	$0.92	$1.04	$(0.16)	$—	$(0.16)
Year ended 3-31-2016	29.38	0.33	0.52	0.85	(0.29)	(1.34)	(1.63)
Year ended 3-31-2015	24.35	0.21	5.86	6.07	(0.17)	(0.87)	(1.04)
Year ended 3-31-2014	23.73	0.16	0.69	0.85	(0.23)	—	(0.23)
Year ended 3-31-2013	21.27	0.16	2.45	2.61	(0.15)	—	(0.15)
Year ended 3-31-2012	19.42	0.09	1.82	1.91	(0.06)	—	(0.06)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	27.80	0.02	0.86	0.88	(0.07)	—	(0.07)
Year ended 3-31-2016	28.58	0.11	0.48	0.59	(0.03)	(1.34)	(1.37)
Year ended 3-31-2015	23.77	(0.03)	5.67	5.64	—	(0.83)	(0.83)
Year ended 3-31-2014	23.17	(0.06)	0.66	0.60	—	—	—
Year ended 3-31-2013	20.85	(0.06)	2.38	2.32	—	—	—
Year ended 3-31-2012	19.20	(0.12)	1.77	1.65	—	—	—
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	28.15	0.05	0.88	0.93	(0.09)	—	(0.09)
Year ended 3-31-2016	28.92	0.13	0.52	0.65	(0.08)	(1.34)	(1.42)
Year ended 3-31-2015	24.02	0.00 *	5.78	5.78	(0.01)	(0.87)	(0.88)
Year ended 3-31-2014	23.42	0.00 *	0.67	0.67	(0.07)	—	(0.07)
Year ended 3-31-2013	21.00	0.01	2.42	2.43	(0.01)	—	(0.01)
Year ended 3-31-2012	19.27	(0.05)	1.78	1.73	—	—	—
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	28.60	0.16	0.88	1.04	(0.16)	—	(0.16)
Year ended 3-31-2016	29.37	0.30	0.54	0.84	(0.27)	(1.34)	(1.61)
Year ended 3-31-2015	24.35	0.13	5.87	6.00	(0.11)	(0.87)	(0.98)
Year ended 3-31-2014	23.72	0.13	0.70	0.83	(0.20)	—	(0.20)
Year ended 3-31-2013	21.27	0.14	2.46	2.60	(0.15)	—	(0.15)
Year ended 3-31-2012	19.43	0.10	1.81	1.91	(0.07)	—	(0.07)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	28.75	0.35	0.75	1.10	(0.22)	—	(0.22)
Year ended 3-31-2016	29.53	0.44	0.54	0.98	(0.42)	(1.34)	(1.76)
Year ended 3-31-2015	24.50	0.32	5.90	6.22	(0.32)	(0.87)	(1.19)
Year ended 3-31-2014	23.85	0.28	0.69	0.97	(0.32)	—	(0.32)
Year ended 3-31-2013	21.37	0.24	2.51	2.75	(0.27)	—	(0.27)
Year ended 3-31-2012	19.52	0.22	1.80	2.02	(0.17)	—	(0.17)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	28.59	0.14	0.88	1.02	(0.13)	—	(0.13)
Year ended 3-31-2016	29.37	0.31	0.49	0.80	(0.24)	(1.34)	(1.58)
Year ended 3-31-2015	24.35	0.20	5.81	6.01	(0.12)	(0.87)	(0.99)
Year ended 3-31-2014	23.73	0.15	0.68	0.83	(0.21)	—	(0.21)
Year ended 3-31-2013	21.27	0.15	2.44	2.59	(0.13)	—	(0.13)
Year ended 3-31-2012	19.43	0.09	1.81	1.90	(0.06)	—	(0.06)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	28.78	0.25	0.89	1.14	(0.25)	—	(0.25)
Year ended 3-31-2016	29.56	0.50	0.52	1.02	(0.46)	(1.34)	(1.80)
Year ended 3-31-2015 (6)	26.13	0.20	4.34	4.54	(0.24)	(0.87)	(1.11)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	28.62	0.18	0.89	1.07	(0.19)	—	(0.19)
Year ended 3-31-2016	29.40	0.40	0.51	0.91	(0.35)	(1.34)	(1.69)
Year ended 3-31-2015	24.39	0.28	5.84	6.12	(0.24)	(0.87)	(1.11)
Year ended 3-31-2014	23.75	0.24	0.68	0.92	(0.28)	—	(0.28)
Year ended 3-31-2013	21.28	0.23	2.45	2.68	(0.21)	—	(0.21)
Year ended 3-31-2012	19.44	0.16	1.81	1.97	(0.13)	—	(0.13)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

    .

60	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$29.48	3.65%	$305	1.44	%(4)	0.79	%(4)	1.54	%(4)	0.69	%(4)	29%
Year ended 3-31-2016	28.60	3.41	507	1.47		1.22		1.57		1.12		66
Year ended 3-31-2015	29.38	25.19	543	1.46		0.78		1.56		0.68		48
Year ended 3-31-2014	24.35	3.65	384	1.56		0.67		1.66		0.57		73
Year ended 3-31-2013	23.73	12.32	341	1.64		0.71		1.68		0.67		43
Year ended 3-31-2012	21.27	9.88	276	1.73		0.45		—		—		55
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	28.61	3.18	4	2.34	(4)	0.13	(4)	2.44	(4)	0.03	(4)	29
Year ended 3-31-2016	27.80	2.48	5	2.37		0.41		2.47		0.31		66
Year ended 3-31-2015	28.58	23.95	6	2.41		-0.10		2.51		-0.20		48
Year ended 3-31-2014	23.77	2.59	6	2.61		-0.28		2.71		-0.38		73
Year ended 3-31-2013	23.17	11.08	7	2.75		-0.29		2.79		-0.33		43
Year ended 3-31-2012	20.85	8.65	7	2.89		-0.62		—		—		55
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	28.99	3.29	20	2.13	(4)	0.37	(4)	2.23	(4)	0.27	(4)	29
Year ended 3-31-2016	28.15	2.67	19	2.18		0.48		2.28		0.38		66
Year ended 3-31-2015	28.92	24.27	21	2.18		0.01		2.28		-0.09		48
Year ended 3-31-2014	24.02	2.90	14	2.27		0.02		2.37		-0.08		73
Year ended 3-31-2013	23.42	11.50	15	2.35		0.03		2.39		-0.01		43
Year ended 3-31-2012	21.00	9.03	12	2.49		-0.28		—		—		55
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	29.48	3.64	4	1.45	(4)	1.10	(4)	1.79	(4)	0.76	(4)	29
Year ended 3-31-2016	28.60	3.36	4	1.52		1.11		1.87		0.76		66
Year ended 3-31-2015	29.37	24.88	4	1.67		0.49		1.93		0.23		48
Year ended 3-31-2014	24.35	3.58	2	1.67		0.54		2.15		0.06		73
Year ended 3-31-2013	23.72	12.27	2	1.67		0.61		2.27		0.01		43
Year ended 3-31-2012	21.27	9.90	1	1.67		0.50		2.36		-0.19		55
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	29.63	3.85	221	1.06	(4)	2.29	(4)	1.16	(4)	2.19	(4)	29
Year ended 3-31-2016	28.75	3.86	13	1.03		1.58		1.13		1.48		66
Year ended 3-31-2015	29.53	25.74	13	1.02		1.18		1.12		1.08		48
Year ended 3-31-2014	24.50	4.20	9	1.02		1.18		1.12		1.08		73
Year ended 3-31-2013	23.85	12.95	7	1.09		1.06		1.12		1.03		43
Year ended 3-31-2012	21.37	10.46	3	1.15		1.15		—		—		55
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	29.48	3.58	2	1.63	(4)	0.95	(4)	1.73	(4)	0.85	(4)	29
Year ended 3-31-2016	28.59	3.21	2	1.65		1.13		1.75		1.03		66
Year ended 3-31-2015	29.37	24.92	2	1.64		0.72		1.74		0.62		48
Year ended 3-31-2014	24.35	3.58	1	1.66		0.62		1.76		0.52		73
Year ended 3-31-2013	23.73	12.23	2	1.71		0.69		1.75		0.65		43
Year ended 3-31-2012	21.27	9.84	1	1.73		0.49		—		—		55
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	29.67	3.96	3	0.87	(4)	1.66	(4)	0.97	(4)	1.56	(4)	29
Year ended 3-31-2016	28.78	4.02	3	0.87		1.83		0.97		1.73		66
Year ended 3-31-2015 (6)	29.56	17.66	4	0.86	(4)	1.10	(4)	0.96	(4)	1.00	(4)	48	(7)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	29.50	3.75	159	1.26	(4)	1.25	(4)	1.36	(4)	1.15	(4)	29
Year ended 3-31-2016	28.62	3.62	152	1.26		1.46		1.36		1.36		66
Year ended 3-31-2015	29.40	25.41	180	1.26		1.05		1.36		0.95		48
Year ended 3-31-2014	24.39	3.97	143	1.27		1.03		1.37		0.93		73
Year ended 3-31-2013	23.75	12.63	168	1.34		1.06		1.37		1.03		43
Year ended 3-31-2012	21.28	10.24	149	1.39		0.82		—		—		55

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	61

FINANCIAL HIGHLIGHTS	Ivy Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SCIENCE AND TECHNOLOGY FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$46.35	$(0.16)	$4.62	$4.46	$—	$—	$—
Year ended 3-31-2016	55.95	(0.35)	(7.99)	(8.34)	—	(1.26)	(1.26)
Year ended 3-31-2015	52.71	(0.36)	4.77	4.41	—	(1.17)	(1.17)
Year ended 3-31-2014	39.79	(0.30)	14.54	14.24	—	(1.32)	(1.32)
Year ended 3-31-2013	33.54	(0.27)	6.71	6.44	—	(0.19)	(0.19)
Year ended 3-31-2012	35.09	(0.32)	0.93	0.61	—	(2.16)	(2.16)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	39.32	(0.29)	3.90	3.61	—	—	—
Year ended 3-31-2016	48.01	(0.63)	(6.80)	(7.43)	—	(1.26)	(1.26)
Year ended 3-31-2015	45.73	(0.65)	4.10	3.45	—	(1.17)	(1.17)
Year ended 3-31-2014	34.92	(0.59)	12.72	12.13	—	(1.32)	(1.32)
Year ended 3-31-2013	29.69	(0.48)	5.90	5.42	—	(0.19)	(0.19)
Year ended 3-31-2012	31.58	(0.53)	0.77	0.24	—	(2.13)	(2.13)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	40.70	(0.28)	4.04	3.76	—	—	—
Year ended 3-31-2016	49.63	(0.63)	(7.04)	(7.67)	—	(1.26)	(1.26)
Year ended 3-31-2015	47.21	(0.65)	4.24	3.59	—	(1.17)	(1.17)
Year ended 3-31-2014	35.99	(0.58)	13.12	12.54	—	(1.32)	(1.32)
Year ended 3-31-2013	30.57	(0.47)	6.08	5.61	—	(0.19)	(0.19)
Year ended 3-31-2012	32.41	(0.51)	0.80	0.29	—	(2.13)	(2.13)
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	46.08	(0.17)	4.59	4.42	—	—	—
Year ended 3-31-2016	55.70	(0.42)	(7.94)	(8.36)	—	(1.26)	(1.26)
Year ended 3-31-2015	52.57	(0.45)	4.75	4.30	—	(1.17)	(1.17)
Year ended 3-31-2014	39.74	(0.38)	14.53	14.15	—	(1.32)	(1.32)
Year ended 3-31-2013	33.48	(0.29)	6.74	6.45	—	(0.19)	(0.19)
Year ended 3-31-2012	35.04	(0.33)	0.92	0.59	—	(2.15)	(2.15)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	50.49	(0.09)	5.03	4.94	—	—	—
Year ended 3-31-2016	60.64	(0.22)	(8.67)	(8.89)	—	(1.26)	(1.26)
Year ended 3-31-2015	56.87	(0.23)	5.17	4.94	—	(1.17)	(1.17)
Year ended 3-31-2014	42.72	(0.19)	15.66	15.47	—	(1.32)	(1.32)
Year ended 3-31-2013	35.88	(0.17)	7.20	7.03	—	(0.19)	(0.19)
Year ended 3-31-2012	37.36	(0.23)	1.01	0.78	—	(2.26)	(2.26)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	45.45	(0.22)	4.52	4.30	—	—	—
Year ended 3-31-2016	55.05	(0.49)	(7.85)	(8.34)	—	(1.26)	(1.26)
Year ended 3-31-2015	52.04	(0.52)	4.70	4.18	—	(1.17)	(1.17)
Year ended 3-31-2014	39.42	(0.46)	14.40	13.94	—	(1.32)	(1.32)
Year ended 3-31-2013	33.32	(0.36)	6.65	6.29	—	(0.19)	(0.19)
Year ended 3-31-2012	34.93	(0.40)	0.92	0.52	—	(2.13)	(2.13)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	50.62	(0.05)	5.05	5.00	—	—	—
Year ended 3-31-2016	60.70	(0.12)	(8.70)	(8.82)	—	(1.26)	(1.26)
Year ended 3-31-2015(6)	57.21	(0.12)	4.78	4.66	—	(1.17)	(1.17)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	48.70	(0.15)	4.85	4.70	—	—	—
Year ended 3-31-2016	58.68	(0.34)	(8.38)	(8.72)	—	(1.26)	(1.26)
Year ended 3-31-2015	55.20	(0.35)	5.00	4.65	—	(1.17)	(1.17)
Year ended 3-31-2014	41.60	(0.31)	15.23	14.92	—	(1.32)	(1.32)
Year ended 3-31-2013	35.03	(0.26)	7.02	6.76	—	(0.19)	(0.19)
Year ended 3-31-2012	36.54	(0.31)	0.98	0.67	—	(2.18)	(2.18)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.
(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

    .

62	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$50.81	9.62%	$1,231	1.33	%(4)	-0.69	%(4)	—%		—%		4%
Year ended 3-31-2016	46.35	-15.10	1,790	1.28		-0.69		—		—		24
Year ended 3-31-2015	55.95	8.48	2,198	1.26		-0.67		—		—		32
Year ended 3-31-2014	52.71	35.99	1,998	1.26		-0.63		—		—		35
Year ended 3-31-2013	39.79	19.28	759	1.37		-0.79		—		—		43
Year ended 3-31-2012	33.54	3.01	549	1.39		-1.02		—		—		51
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	42.93	9.18	49	2.07	(4)	-1.42	(4)	—		—		4
Year ended 3-31-2016	39.32	-15.71	52	2.02		-1.42		—		—		24
Year ended 3-31-2015	48.01	7.67	69	2.01		-1.42		—		—		32
Year ended 3-31-2014	45.73	34.91	71	2.04		-1.42		—		—		35
Year ended 3-31-2013	34.92	18.37	40	2.17		-1.59		—		—		43
Year ended 3-31-2012	29.69	2.15	32	2.24		-1.86		—		—		51
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	44.46	9.24	750	2.00	(4)	-1.35	(4)	—		—		4
Year ended 3-31-2016	40.70	-15.68	833	1.97		-1.37		—		—		24
Year ended 3-31-2015	49.63	7.73	999	1.95		-1.37		—		—		32
Year ended 3-31-2014	47.21	35.02	776	1.97		-1.34		—		—		35
Year ended 3-31-2013	35.99	18.47	278	2.07		-1.50		—		—		43
Year ended 3-31-2012	30.57	2.25	219	2.13		-1.76		—		—		51
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	50.50	9.59	22	1.36	(4)	-0.70	(4)	1.60	(4)	-0.94	(4)	4
Year ended 3-31-2016	46.08	-15.21	21	1.41		-0.82		1.54		-0.95		24
Year ended 3-31-2015	55.70	8.29	22	1.43		-0.84		1.55		-0.96		32
Year ended 3-31-2014	52.57	35.80	17	1.43		-0.80		1.63		-1.00		35
Year ended 3-31-2013	39.74	19.31	9	1.43		-0.85		1.91		-1.33		43
Year ended 3-31-2012	33.48	3.00	6	1.43		-1.06		2.01		-1.64		51
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	55.43	9.78	1,241	1.00	(4)	-0.35	(4)	—		—		4
Year ended 3-31-2016	50.49	-14.84	1,364	0.97		-0.39		—		—		24
Year ended 3-31-2015	60.64	8.79	1,871	0.97		-0.39		—		—		32
Year ended 3-31-2014	56.87	36.37	1,411	0.99		-0.36		—		—		35
Year ended 3-31-2013	42.72	19.70	322	1.04		-0.46		—		—		43
Year ended 3-31-2012	35.88	3.37	186	1.06		-0.69		—		—		51
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	49.75	9.46	104	1.59	(4)	-0.94	(4)	—		—		4
Year ended 3-31-2016	45.45	-15.35	110	1.57		-0.98		—		—		24
Year ended 3-31-2015	55.05	8.15	114	1.57		-0.98		—		—		32
Year ended 3-31-2014	52.04	35.56	105	1.59		-0.96		—		—		35
Year ended 3-31-2013	39.42	18.96	56	1.64		-1.07		—		—		43
Year ended 3-31-2012	33.32	2.76	42	1.64		-1.27		—		—		51
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	55.62	9.88	87	0.84	(4)	-0.18	(4)	—		—		4
Year ended 3-31-2016	50.62	-14.71	65	0.83		-0.22		—		—		24
Year ended 3-31-2015(6)	60.70	8.25	12	0.82	(4)	-0.32	(4)	—		—		32	(7)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	53.40	9.65	709	1.24	(4)	-0.59	(4)	—		—		4
Year ended 3-31-2016	48.70	-15.04	754	1.22		-0.63		—		—		24
Year ended 3-31-2015	58.68	8.53	1,030	1.22		-0.63		—		—		32
Year ended 3-31-2014	55.20	36.02	1,043	1.24		-0.61		—		—		35
Year ended 3-31-2013	41.60	19.40	552	1.29		-0.71		—		—		43
Year ended 3-31-2012	35.03	3.10	399	1.30		-0.93		—		—		51

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	63

NOTES TO FINANCIAL STATEMENTS	IVY FUNDS (tabular amounts in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy Global Natural Resources Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Real Estate Securities Fund and Ivy Science and Technology Fund (each, a “Fund”) are eight series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A, Class B, Class C, Class I, Class Y, and Class R shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Certain Funds may also offer Class E shares. Class E shares are closed for all investments in the Ivy Balanced Fund and Ivy Energy Fund. Certain Funds may also offer Class R6 shares. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class R, Class R6 and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have a distribution and service plan. Class I shares and Class R6 shares are not included in the plan. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

64	SEMIANNUAL REPORT	2016

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield and non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

2016	SEMIANNUAL REPORT	65

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the London Interbank Offered Rate (“LIBOR”) or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Fund’s investment subadviser, as applicable, consider advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum

66	SEMIANNUAL REPORT	2016

exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

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WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products

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are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or

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affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of September 30, 2016, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Ivy Asset Strategy Fund and Ivy Global Natural Resources Fund enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument. Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Ivy Asset Strategy Fund, Ivy Balanced Fund and Ivy Science and Technology Fund purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Collateral and rights of offset. A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other with collateral, which is generally held by the Fund’s custodian or broker. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

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Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of September 30, 2016:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Ivy Asset Strategy Fund
Investments in unaffiliated securities at value*	$21	$—	$21	$(21)	$—	$—	$—
Unrealized appreciation on forward foreign currency contracts	451	—	451	—	—	(451)	—
Total	$472	$—	$472	$(21)	$—	$(451)	$—
Ivy Global Natural Resources Fund
Unrealized appreciation on forward foreign currency contracts	$648	$—	$648	$—	$(631)	$—	$17
Ivy Science and Technology Fund
Investments in unaffiliated securities at value*	$16	$—	$16	$(13)	$—	$—	$3

*	Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Ivy Asset Strategy Fund
Written options at value	$4,192	$—	$4,192	$(21)	$(4,171)	$—	$—
Ivy Science and Technology Fund
Written options at value	$13	$—	$13	$(13)	$—	$—	$—

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Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of September 30, 2016:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Asset Strategy Fund	Equity	Investments in unaffiliated securities at value*	$21	Written options at value	$4,192
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	451		—
Ivy Global Natural Resources Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	648		—
Ivy Science and Technology Fund	Equity	Investments in unaffiliated securities at value*	34	Written options at value	13

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended September 30, 2016:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Asset Strategy Fund	Equity	$(3,193)	$—	$—	$5,073	$—	$1,880
	Foreign currency	—	—	—	—	(918)	(918)
Ivy Balanced Fund	Equity	(38,339)	—	—	7,189	—	(31,150)
Ivy Global Natural Resources Fund	Foreign currency	—	—	—	—	4,747	4,747
Ivy Science and Technology Fund	Equity	(83)	—	—	3,551	—	3,468

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended September 30, 2016:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Asset Strategy Fund	Equity	$(3,625)	$—	$—	$(444)	$—	$(4,069)
	Foreign currency	—	—	—	—	1,183	1,183
Ivy Balanced Fund	Equity	15,179	—	—	(2,654)	—	12,525
Ivy Global Natural Resources Fund	Foreign currency	—	—	—	—	393	393
Ivy Science and Technology Fund	Equity	(1,460)	—	—	(1,237)	—	(2,697)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

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During the period ended September 30, 2016, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)	Written options(1)
Ivy Asset Strategy Fund	$18	$—	$—	$—	$1,664	$5,018
Ivy Balanced Fund	—	—	—	—	2,853	428
Ivy Global Natural Resources Fund	766	—	—	—	—	—
Ivy Science and Technology Fund	—	—	—	—	461	1,669

(1)	Average value outstanding during the period.

(2)	Average notional amount outstanding during the period.

5.	WRITTEN OPTION ACTIVITY ($ amounts in thousands)

Transactions in written options were as follows:

Fund	Outstanding at 3-31-16	Options written	Options closed	Options exercised	Options expired	Outstanding at 9-30-16
Ivy Asset Strategy Fund
Number of Contracts	N/A	69,074	(11,709)	(21,206)	(19,623)	16,536
Premium Received	N/A	$23,091	$(2,370)	$(14,062)	$(2,911)	$3,748
Ivy Balanced Fund
Number of Contracts	7,515	4,028	—	—	(11,543)	N/A
Premium Received	$4,565	$2,624	$—	$—	$(7,189)	N/A
Ivy Science and Technology Fund
Number of Contracts	29,318	104,115	(86,347)	(4,061)	(37,726)	5,299
Premium Received	$1,462	$19,638	$(19,280)	$(410)	$(1,209)	$201

6.	BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC and Ivy ASF, LLC (each a “Company”, collectively “the Companies”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. The Subsidiary and each Company acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and each Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2016 of the Subsidiary and each Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$6,338,183	$484,096	7.64%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	$6,338,183	137,473	2.17
Ivy ASF, LLC	12-10-12	12-18-12	$6,338,183	27,276	0.43

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7.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS
($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $8,000M	$8,000 to $10,000M	$10,000 to $13,000M	$13,000 to $28,000M	$28,000 to $53,000M	Over $53,000M
Ivy Asset Strategy Fund	0.700%	0.700%	0.650%	0.600%	0.550%	0.550%	0.550%	0.550%	0.550%	0.545%	0.540%
Ivy Balanced Fund	0.700	0.700	0.650	0.600	0.550	0.540	0.540	0.530	0.530	0.530	0.530
Ivy Energy Fund	0.850	0.850	0.830	0.800	0.760	0.750	0.750	0.740	0.740	0.740	0.740
Ivy Global Natural Resources Fund	1.000	0.850	0.830	0.800	0.760	0.730	0.730	0.700	0.700	0.700	0.700
Ivy LaSalle Global Real Estate Fund	0.950	0.950	0.920	0.870	0.840	0.820	0.820	0.800	0.800	0.800	0.800
Ivy LaSalle Global Risk-Managed Real Estate Fund	0.950	0.950	0.920	0.870	0.840	0.820	0.820	0.800	0.800	0.800	0.800
Ivy Real Estate Securities Fund	0.900	0.900	0.870	0.840	0.800	0.760	0.760	0.720	0.720	0.720	0.720
Ivy Science and Technology Fund	0.850	0.850	0.830	0.800	0.760	0.760	0.755	0.755	0.750	0.750	0.750

For Funds managed solely by IICO, IICO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers below for amounts waived during the period ended September 30, 2016.

IICO has entered into Subadvisory Agreements with the following entities on behalf of certain Funds:

Under an agreement between IICO and Advantus Capital Management, Inc. (“Advantus”), Advantus serves as subadviser to Ivy Real Estate Securities Fund. Under an agreement between IICO and LaSalle Investment Management Securities, LLC (“LaSalle”), LaSalle serves as subadviser to Ivy LaSalle Global Real Estate Fund and Ivy LaSalle Global Risk-Managed Real Estate Fund. Each subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of IICO and the oversight of the Board. IICO pays all applicable costs of the subadvisers.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce

74	SEMIANNUAL REPORT	2016

that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class R6 shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay IDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IDI. During the period ended September 30, 2016, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC							Commissions Paid(1)
		Class A		Class B		Class C		Class E
Ivy Asset Strategy Fund	$265	$—	*	$386		$200		$—	$317
Ivy Balanced Fund	407	3		62		50		—	530
Ivy Energy Fund	105	—	*	3		10		—	113
Ivy Global Natural Resources Fund	143	1		5		1		—	145
Ivy LaSalle Global Real Estate Fund	13	—		—	*	—	*	N/A	13
Ivy LaSalle Global Risk-Managed Real Estate Fund	59	—		—	*	—	*	N/A	75
Ivy Real Estate Securities Fund	164	—	*	4		1		—	158
Ivy Science and Technology Fund	317	6		43		60		—	359

*	Not shown due to rounding.

(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

2016	SEMIANNUAL REPORT	75

Expense Reimbursements and/or Waivers. Fund and class expense limitations and related waivers/reimbursements for the period ended September 30, 2016 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Asset Strategy Fund	Class E	Contractual	8-1-2008	7-31-2017	1.00%	$56		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A
Ivy Balanced Fund	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A
Ivy Energy Fund	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A
Ivy Global Natural Resources Fund	Class E	Contractual	8-1-2008	7-31-2017	1.27%	$24		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A
Ivy LaSalle Global Real Estate Fund	Class A	Contractual	4-1-2013	7-31-2017	1.51%	$67		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	4-1-2013	7-31-2017	Not to exceed Class A	$2		12b-1 Fees and/or Shareholder Servicing
Ivy LaSalle Global Risk-Managed Real Estate Fund	Class A	Contractual	4-1-2013	7-31-2017	1.51%	$40		12b-1 Fees and/or Shareholder Servicing Shareholder Servicing
	Class I	Contractual	4-1-2016	7-31-2017	1.16%	$4
	Class Y	Contractual	4-1-2013	7-31-2017	Not to exceed Class A	$1		12b-1 Fees and/or Shareholder Servicing
Ivy Real Estate Securities Fund	All Classes	Contractual	12-3-2012	7-31-2017	N/A	$359	(1)	Investment Management Fee
	Class E	Contractual	8-1-2008	7-31-2017	1.45%	$5		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$–		N/A
Ivy Science and Technology Fund	Class E	Contractual	8-1-2008	7-31-2017	1.30%(2)	$25		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$–		N/A

(1)	The Fund’s investment management fee is being reduced by 0.10% of average daily net assets until July 31, 2017.

(2)	Reflects the lower contractual expense limit which went into effect August 1, 2016.

Any amounts due to the Funds as a reimbursement but not paid as of September 30, 2016 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Trust and the Advisors Fund Complex (Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios and InvestEd Portfolios; referred to with the Funds for purposes of this section as Funds) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended September 30, 2016.

76	SEMIANNUAL REPORT	2016

9.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended September 30, 2016 follows:

	3-31-16 Share Balance	Purchases at cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	9-30-16 Share Balance	9-30-16 Value
Ivy Asset Strategy Fund
Media Group Holdings LLC, Series H(1)	640	$—	$—	$—	$—	640	$7,580
Media Group Holdings LLC, Series I(1)	381	—	—	—	—	381	61,505
Media Group Holdings LLC, Series T(1)	80	—	—	—	—	80	67,596

				$—	$—		$136,681

	3-31-16 Share Balance	Purchases at cost	Sales at Cost	Realized Gain/ (Loss)	Distributions Received	9-30-16 Share Balance	9-30-16 Value
Ivy Science and Technology Fund
ACI Worldwide, Inc.(1)	8,611	$—	$11,767	$(2,115)	$—	8,116	$157,297
Acxiom Corp. (1)	6,256	—	48,921	(6,775)	—	4,483	119,465
Arcadia Biosciences, Inc.(1)	3,161	—	273	(205)	—	3,127	6,004
Aspen Technology, Inc.(1)	5,192	—	36,639	15,785	—	4,019	188,031
Avinger, Inc.(1)	1,363	7,392	1,076	(538)	—	3,395	16,193
BioAmber, Inc(1).	4,883	—	2,066	(1,453)	—	4,711	19,973
BioAmber, Inc, Warrants.	1,276	—	—	—	—	1,276	587
Euronet Worldwide, Inc.(1)(2)	3,271	—	43,988	31,126	—	N/A	N/A
Evogene Ltd.(1)	1,852	—	—	—	—	1,852	11,815
Marrone Bio Innovations, Inc.(1)	2,608	—	—	—	—	2,608	4,485
Marrone Bio Innovations, Inc, Warrants.	2,390	—	—	—	—	2,390	—
Nanometrics, Inc.(1)	1,438	—	3,487	(131)	—	1,254	28,016
Photronics, Inc(1)	4,528	—	—	—	—	4,528	46,687
Rambus, Inc.(1)	6,607	—	1,968	(20)	—	6,452	80,649
Semtech Corp.(1)	3,890	—	14,746	(1,311)	—	3,356	93,051
Silver Spring Networks, Inc.(1)	4,810	—	—	—	—	4,810	68,202
WNS (Holdings) Ltd. ADR(1)	6,346	—	11,716	1,580	—	5,887	176,302

				$35,943	$—		$1,016,757

	3-31-16 Principal Balance				Interest Received	9-30-16 Principal Balance
Marrone Bio Innovations, Inc., 8.000%, 8-20-20	$23,900	$—	$—	$—	$948	$23,900	$24,373

(1)	No dividends were paid during the preceding 12 months.

(2)	No longer affiliated as of September 30, 2016.

2016	SEMIANNUAL REPORT	77

10.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended September 30, 2016, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy Asset Strategy Fund	$51,391	$1,431,103	$1,008,267	$2,152,898
Ivy Balanced Fund	81,651	534,081	18,675	521,132
Ivy Energy Fund	—	109,419	—	94,949
Ivy Global Natural Resources Fund	—	299,250	—	387,538
Ivy LaSalle Global Real Estate Fund	—	8,009	—	7,270
Ivy LaSalle Global Risk-Managed Real Estate Fund	—	62,246	—	29,307
Ivy Real Estate Securities Fund	—	208,117	—	220,852
Ivy Science and Technology Fund	—	189,992	—	1,478,210

11.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Ivy Asset Strategy Fund				Ivy Balanced Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16		Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	3,989	$83,911	22,948	$551,405	6,765	$158,075	21,298	$513,404
Class B	25	502	267	5,877	574	13,266	1,129	26,117
Class C	1,065	21,404	13,159	299,265	5,003	116,038	15,378	363,828
Class E	108	2,297	314	7,601	—	—	—	—
Class I	21,740	458,333	38,032	921,901	22,777	526,929	7,443	177,748
Class R	361	7,527	1,279	30,102	61	1,425	367	9,060
Class R6	522	11,121	3,915	101,824	211	4,931	162	3,872
Class Y	668	14,101	5,868	142,021	786	18,402	2,019	48,921
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	10,548	235,013	164	3,856	2,921	69,248
Class B	—	—	968	20,489	2	47	130	3,055
Class C	—	—	12,107	257,989	26	610	1,444	34,019
Class E	—	—	162	3,631	— *	1	— *	11
Class I	—	—	10,105	227,453	101	2,397	663	15,716
Class R	—	—	283	6,259	1	27	26	611
Class R6	—	—	214	4,824	2	52	10	230
Class Y	—	—	1,687	37,676	16	384	286	6,787
Shares redeemed:
Class A	(67,041)	(1,407,762)	(126,737)	(2,961,582)	(28,485)	(660,827)	(14,265)	(342,248)
Class B	(4,881)	(97,294)	(9,780)	(213,453)	(491)	(11,455)	(662)	(15,714)
Class C	(71,791)	(1,441,262)	(148,185)	(3,251,127)	(7,250)	(169,381)	(6,624)	(157,888)
Class E	(518)	(10,987)	(729)	(17,115)	—	—	—	—
Class I	(68,698)	(1,463,968)	(283,465)	(6,589,289)	(7,327)	(172,739)	(4,176)	(100,151)
Class R	(1,658)	(34,606)	(2,657)	(61,416)	(101)	(2,400)	(161)	(3,852)
Class R6	(237)	(5,096)	(4,032)	(88,444)	(52)	(1,232)	(96)	(2,431)
Class Y	(9,117)	(192,571)	(26,758)	(622,635)	(1,992)	(46,970)	(4,095)	(98,653)
Net increase (decrease)	(195,463)	$(4,054,350)	(480,487)	$(10,951,731)	(9,209)	$(218,564)	23,197	$551,690

*	Not shown due to rounding.

78	SEMIANNUAL REPORT	2016

	Ivy Energy Fund				Ivy Global Natural Resources Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16		Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	3,145	$37,677	10,111	$120,043	1,338	$17,962	5,731	$76,137
Class B	45	504	111	1,212	15	164	23	268
Class C	787	8,898	3,899	44,748	223	2,536	843	9,631
Class E	—	—	—	—	27	375	65	902
Class I	6,096	76,287	6,815	82,314	7,135	99,514	2,891	42,195
Class R	407	4,884	902	10,514	268	3,591	574	7,745
Class R6	435	5,464	359	4,569	65	923	727	9,654
Class Y	1,194	14,279	3,225	38,975	223	3,093	584	8,054
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	—	—	—	—	—	—
Class B	—	—	—	—	—	—	—	—
Class C	—	—	—	—	—	—	—	—
Class E	—	—	—	—	—	—	—	—
Class I	—	—	—	—	—	—	—	—
Class R	—	—	—	—	—	—	—	—
Class R6	—	—	—	—	—	—	—	—
Class Y	—	—	—	—	—	—	—	—
Shares redeemed:
Class A	(6,600)	(79,558)	(7,435)	(86,675)	(10,024)	(134,486)	(12,644)	(175,626)
Class B	(60)	(669)	(139)	(1,500)	(180)	(2,069)	(634)	(7,813)
Class C	(1,008)	(11,430)	(2,226)	(23,954)	(1,300)	(14,805)	(4,062)	(47,940)
Class E	—	—	—	—	(42)	(585)	(83)	(1,162)
Class I	(2,270)	(28,625)	(4,821)	(57,789)	(2,288)	(32,358)	(5,427)	(76,283)
Class R	(264)	(3,231)	(219)	(2,586)	(359)	(4,798)	(679)	(9,485)
Class R6	(171)	(2,169)	(93)	(1,145)	(213)	(3,045)	(143)	(1,959)
Class Y	(1,405)	(17,330)	(2,019)	(23,172)	(381)	(5,311)	(1,641)	(23,133)
Net increase (decrease)	331	$4,981	8,470	$105,554	(5,493)	$(69,299)	(13,875)	$(188,815)

2016	SEMIANNUAL REPORT	79

	Ivy LaSalle Global Real Estate Fund				Ivy LaSalle Global Risk-Managed Real Estate Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16		Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	273	$2,901	1,129	$11,908	3,481	$39,730	3,245	$34,844
Class B	2	23	4	38	25	282	22	245
Class C	23	250	21	218	419	4,833	71	754
Class I	1,849	18,915	32	342	5,077	56,764	86	918
Class R	1	8	1	15	17	202	1	10
Class Y	4	51	29	304	478	5,537	79	866
Shares issued in reinvestment of distributions to shareholders:
Class A	40	412	93	934	143	1,585	83	868
Class B	— *	1	— *	1	1	9	— *	1
Class C	1	6	1	8	5	59	1	16
Class I	2	18	2	21	7	83	2	21
Class R	—	—	—	—	—	—	—	—
Class Y	1	1	1	8	1	10	2	17
Shares redeemed:
Class A	(1,853)	(18,913)	(1,059)	(10,931)	(4,922)	(54,918)	(1,412)	(14,960)
Class B	(1)	(11)	(2)	(18)	(3)	(30)	(71)	(738)
Class C	(13)	(136)	(20)	(204)	(26)	(300)	(25)	(268)
Class I	(187)	(2,013)	(25)	(262)	(1,194)	(13,902)	(86)	(892)
Class R	— *	(1)	— *	(3)	— *	— *	(1)	(6)
Class Y	(17)	(178)	(40)	(424)	(414)	(4,795)	(132)	(1,445)
Net increase	125	$1,334	167	$1,955	3,095	$35,149	1,865	$20,251

*	Not shown due to rounding.

80	SEMIANNUAL REPORT	2016

	Ivy Real Estate Securities Fund				Ivy Science and Technology Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16		Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,441	$42,122	3,890	$106,596	2,110	$99,536	11,585	$601,356
Class B	19	557	7	189	39	1,584	183	7,964
Class C	113	3,300	132	3,567	591	24,516	4,753	221,674
Class E	26	781	21	561	38	1,834	105	5,343
Class I	7,779	226,781	328	9,121	7,081	352,910	11,473	652,285
Class R	22	665	40	1,080	240	11,154	1,017	51,832
Class R6	15	449	22	603	517	26,547	1,177	63,617
Class Y	415	12,364	532	14,790	1,150	57,339	4,242	230,423
Shares issued in reinvestment of distributions to shareholders:
Class A	84	2,441	1,064	28,062	—	—	939	47,673
Class B	— *	10	9	220	—	—	35	1,501
Class C	2	54	32	839	—	—	486	21,684
Class E	1	21	7	187	—	—	11	548
Class I	21	597	26	678	—	—	599	33,085
Class R	— *	6	3	82	—	—	55	2,728
Class R6	1	25	7	193	—	—	18	990
Class Y	34	979	333	8,788	—	—	358	19,079
Shares redeemed:
Class A	(8,959)	(258,950)	(5,701)	(155,961)	(16,534)	(775,736)	(13,172)	(661,718)
Class B	(34)	(977)	(72)	(1,880)	(224)	(9,002)	(331)	(14,108)
Class C	(100)	(2,898)	(237)	(6,374)	(4,141)	(172,880)	(4,902)	(214,346)
Class E	(11)	(330)	(23)	(619)	(48)	(2,270)	(55)	(2,681)
Class I	(811)	(24,512)	(339)	(9,232)	(11,703)	(610,204)	(15,913)	(844,167)
Class R	(8)	(247)	(48)	(1,291)	(573)	(26,781)	(729)	(36,266)
Class R6	(15)	(451)	(43)	(1,190)	(230)	(12,021)	(120)	(6,317)
Class Y	(376)	(11,030)	(1,662)	(45,474)	(3,378)	(169,118)	(6,672)	(351,670)
Net decrease	(341)	$(8,243)	(1,672)	$(46,465)	(25,065)	$(1,202,592)	(4,858)	$(169,491)

*	Not shown due to rounding.

12.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy Asset Strategy Fund	$6,701,458	$546,415	$930,223	$(383,808)
Ivy Balanced Fund	2,494,608	290,421	68,778	221,643
Ivy Energy Fund	455,085	91,500	13,338	78,162
Ivy Global Natural Resources Fund	710,177	109,224	80,159	29,065
Ivy LaSalle Global Real Estate Fund	33,655	3,256	1,465	1,791
Ivy LaSalle Global Risk-Managed Real Estate Fund	115,836	8,316	1,429	6,887
Ivy Real Estate Securities Fund	513,658	204,873	2,875	201,998
Ivy Science and Technology Fund	2,844,043	1,617,139	275,558	1,341,581

2016	SEMIANNUAL REPORT	81

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended March 31, 2016 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy Asset Strategy Fund	$—	$—	$—	$281,518	$12,091
Ivy Balanced Fund	—	372	—	33,162	696
Ivy Energy Fund	—	—	—	—	1,202
Ivy Global Natural Resources Fund	1,433	—	—	—	—
Ivy LaSalle Global Real Estate Fund	492	—	—	512	—
Ivy LaSalle Global Risk-Managed Real Estate Fund	2,328	284	—	—	—
Ivy Real Estate Securities Fund	2,633	12,141	—	—	—
Ivy Science and Technology Fund	—	—	—	128,973	8,511

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended March 31, 2016 and 2015 were as follows:

	March 31, 2016		March 31, 2015
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Asset Strategy Fund	$37,222	$959,717	$112,911	$4,634,585
Ivy Balanced Fund	48,087	100,678	17,735	57,005
Ivy Energy Fund	—	—	—	—
Ivy Global Natural Resources Fund	—	—	—	—
Ivy LaSalle Global Real Estate Fund	711	368	642	132
Ivy LaSalle Global Risk-Managed Real Estate Fund	912	528	1,265	—
Ivy Real Estate Securities Fund	10,986	28,841	13,669	12,139
Ivy Science and Technology Fund	—	144,996	—	124,817
Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of March 31, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was March 31, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a regulated investment company during the year ended March 31, 2016:

	Pre-Enactment		Post-Enactment
Fund	2017	2018	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Asset Strategy Fund	$—	$—	$4,076	$—
Ivy Balanced Fund	—	—	—	—
Ivy Energy Fund	—	6,022	36,821	27,087
Ivy Global Natural Resources Fund	—	1,529,206	277,990	373,570
Ivy LaSalle Global Real Estate Fund	—	—	—	—
Ivy LaSalle Global Risk-Managed Real Estate Fund	—	—	—	—
Ivy Real Estate Securities Fund	—	—	—	—
Ivy Science and Technology Fund	—	—	—	—

82	SEMIANNUAL REPORT	2016

RENEWAL OF INVESTMENT MANAGEMENT AGREEMENTS	IVY FUNDS

At a meeting of the Board of Trustees (the “Board”) of Ivy Funds (the “Trust”) held on August 8th and 9th, 2016, the Board, including all of the trustees who are not “interested persons” (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved the continuance of the Investment Management Agreement (the “Management Agreement”) between Ivy Investment Management Company (“IICO”) and the Trust and the continuance of the Investment Subadvisory Agreements between IICO and:

•	Advantus Capital Management, Inc. (with respect to Ivy Bond Fund and Ivy Real Estate Securities Fund);

•	Mackenzie Financial Corporation (with respect to Ivy Cundill Global Value Fund);

•	LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (with respect to Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund); and

•	Pictet Asset Management Limited and Pictet Asset Management (Singapore) Pte Ltd. (with respect to the Ivy Emerging Markets Local Currency Debt Fund) (each such subadviser referred to herein as a “Subadviser”).

The Board’s Independent Trustees were assisted in their review by independent legal counsel, and met with such counsel separately from representatives of IICO. Independent legal counsel explained the factors that the Board should consider as part of its review of the various agreements, all as outlined in a memorandum it had provided to the Board prior to the meeting, including, among other things, the nature and the quality of the services provided by IICO and the Subadvisers, profitability (including any fall-out benefits) from the relationships with each series of the Trust (each a “Fund” and together, the “Funds”), economies of scale, the role played by the Independent Trustees, and information on comparative fees and expenses. The Independent Trustees also considered the written responses and materials produced by IICO and each Subadviser in response to a 15(c) due diligence request list submitted by the Independent Trustees’ legal counsel prior to the meeting, as well as materials produced in response to a follow-up request list sent to IICO by independent legal counsel on behalf of the Independent Trustees. Included in those responses, which had been provided to the Board prior to the meeting, was a Fund-by-Fund profitability analysis prepared by IICO, as well as an explanation of the methodology by which the profitability analysis was calculated. The Board also received extensive materials on performance, expenses and comparable fund information from Broadridge, Inc. (“Broadridge”) an independent mutual fund rating service. Finally, the Independent Trustees received and reviewed a considerable amount of information that their independent fee consultant had provided to them. The Independent Trustees previously had reviewed and discussed these materials during a telephonic meeting in July 2016. They further reviewed these materials extensively among themselves, with their independent legal counsel and independent fee consultant, and with the other Board members at an executive session of the Independent Trustees at the August 9, 2016 Board meeting, during which the Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the agreements are discussed separately below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided to the Funds by IICO and each Subadviser, taking into account the large amount of materials produced by IICO and each Subadviser in response to the 15(c) due diligence requests submitted on its behalf by independent legal counsel.

The Board likewise considered the knowledge it had received from its regular meetings, including from the materials provided in connection with those meetings, such as the resources and key personnel of IICO and each Subadviser, as well as the other services provided to the Funds by IICO and each Subadviser (such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to each Fund’s investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable laws and regulations). The Board also took into account the compliance environment at IICO and each Subadviser, noting the resources that IICO has dedicated towards compliance. The Board concluded that the nature and extent of the services provided by IICO and each Subadviser were appropriate, that the quality of those services had been consistent with quality norms in the industry and that the Funds were likely to benefit from the continued provision of those services.

Benefits from the Relationship with Funds

The Board next discussed whether IICO or any Subadviser derives any other direct or indirect benefit from serving the Funds. In that regard, the Board discussed the transfer agency/shareholder servicing fees that Waddell & Reed Services Company provides the Funds. The Board took note of the caps that management previously had agreed to on shareholder servicing costs. The Board also considered the benefits that accrue to each service provider organization from its respective relationship with the Funds, including the fact that a variety of services are provided by affiliates of IICO, including distribution, administrative and Fund accounting services, and, as discussed above, shareholder servicing. After full

2016	SEMIANNUAL REPORT	83

consideration of these and other factors, the Board concluded that none of IICO, any Subadviser or any of their affiliates receives any additional direct or indirect benefits that would preclude the Board from approving the continuation of the Management Agreement with IICO or any Investment Subadvisory Agreement with a Subadviser.

Economies of Scale

The Board discussed whether economies of scale are being realized by the Funds and whether fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. The Board considered the fact that as a Fund’s assets have grown, the expenses of that Fund generally have fallen, although the Board took into account that the overall assets of the Funds have fallen during the prior year.

Performance of the Funds and Costs of Services Provided

The Board considered the performance of each Fund and the costs of the services provided, focusing on a number of Funds that the independent fee consultant had identified. Specifically, the Board examined the investment performance of each Fund, including the percentile ranking of each Fund over various periods of time. The Board also examined the performance of each Fund against its respective Lipper index for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Funds’ performance in each asset class was acceptable. Although the performance of some of the focus Funds identified by the independent fee consultant lagged that of their peers or respective Lipper index, the Board recognized that IICO, or the applicable Subadviser, had taken, or was taking, steps to address that underperformance, and determined to continue to monitor closely the performance of those Funds.

The Board also considered the expenses and expense ratio of each Fund, and the expense limitation arrangements entered into by IICO in light of the services provided by IICO and each Subadviser. The Board also compared each Fund’s expenses, including advisory, distribution and shareholder servicing fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds, as well as the advisory fees that IICO (or an affiliate) charges for providing advisory services to other accounts in the same asset class for certain Funds. In that regard, the Board noted that IICO performs significant additional services for the Funds as compared to those other accounts. The Board also took into account the information on IICO’s profitability in managing the Funds, including the methodology used to calculate profitability. The Board finally considered the amount of assets in each Fund, each Fund’s average account size and how those factors affect the Funds’ expense ratios, noting that, as the Funds’ assets have increased or decreased over time, the expense ratios of the Funds generally have fallen or risen, respectively. After completing this examination, the Board concluded that each Fund’s expenses are appropriate at the current time.

Independent Fee Consultant Review

During July of 2016, and as part of their regularly scheduled meetings, the Independent Trustees reviewed a substantial amount of information in connection with considering the continuation of the Management Agreement currently in effect between IICO and the Funds. Independent legal counsel, on behalf of the Independent Trustees, engaged an independent fee consultant to assist them in evaluating the reasonableness of the management fees charged by IICO to the Funds. The independent fee consultant’s review addressed the following fee-related factors:

1.	The nature, extent and quality of IICO’s services to the Funds, including performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Management fees (including any components thereof) charged to institutional and other clients of IICO for like services;

4.	Costs to IICO and its affiliates of supplying services pursuant to the management fee agreement, and profit margins of IICO and its affiliates from supplying such services; and

5.	Possible economies of scale as a Fund grows larger.

The following summarizes the findings of the independent fee consultant retained by the Independent Trustees.1

Summary Findings

The report stated that IICO delivered reasonable levels of performance in the longer-term periods and reasonable levels of service to the Funds in relation to its management fees as compared to the investment advisers of comparable funds. For

[1]	The independent fee consultant’s evaluation was based on information provided by IICO, Broadridge, other information providers and other independent analyses. The term “management fees” refers to the actual annual advisory and administrative fees, net of any fee waivers, paid by a Fund to IICO, as a percentage of average net assets. The term “total expenses” refers to the total annual expenses, net of any fee waivers, paid by a Fund, as a percentage of average net assets. Where these terms are used in reference to groups of Funds, numbers expressed are usually on an asset-weighted basis. Fee and performance data used in screening methodologies are usually for the period ending March 31, 2016. Broadridge report data reflects Class A shares.

84	SEMIANNUAL REPORT	2016

the 36 months ended March 31, 2016, approximately 10% of the Funds were in the top quartile of performance and 40% of the Funds were in the top two quartiles of performance, although short-term performance of the Funds had declined after an extended period of superior long-term performance, which bears monitoring. The independent fee consultant noted that the Funds’ performance appeared to be grounded in a number of institutional competitive advantages at IICO including economic analysis, investment management depth, ability to attract top talent, strategic vision, performance-focused culture, and an effective trading infrastructure, and that these factors could allow IICO to overcome recent short-term performance challenges.

The report further indicated that total expenses of the Funds, on average, were 4% below the average total expenses of their respective Broadridge Expense Group peers and 15% below the average total expenses for their Broadridge Expense Universes. The management fees for the Funds were 6% below the average management fees of their respective Broadridge Expense Group peers and 10% below the average management fees for their Broadridge Expense Universes. The independent fee consultant noted that the Funds, generally small account size relative to the Expense Groups introduces certain biases in the Broadridge analyses that work against the Funds in Broadridge expense comparisons and, as a result, the Broadridge findings may be considered conservative. The independent fee consultant found that within the larger Broadridge averages, the management fees and total expenses of individual Funds and share classes are reasonable relative to their performance.

The report also stated that the management fees IICO charges to the Funds are reasonable in relation to the management fees it charges to its institutional account clients. The report noted that these institutional account clients have different service and infrastructure needs and in addition, the average spread between management fees IICO charged to the Funds and those it charges to institutional account clients is reasonable relative to the average fee spreads computed from industry surveys.

The report stated that while it was difficult to confirm overall economies of scale, it was clear that the Funds’ shareholders generally are benefitting from lower expenses as the Funds’ assets grow.

The report also noted that IICO’s overall profitability from managing the Funds and its other operations is near the median of most similarly-sized, publicly-traded peers, but appears adequate to enable IICO to continue to provide quality support to the Funds and their shareholders. Finally, the report noted that IICO has continued to invest in AUM growth, which is designed to help drive down fund expenses and attract top investment management talent, both of which can benefit the Funds’ investors.

Finally, the report also examined the fees that IICO retains on Funds that are subadvised by unaffiliated subadvisers, and indicated that those fees are reasonable relative to the industry. The report also stated that the subadvisory fees that IICO earns for serving as a subadviser to an unaffiliated fund when compared to fees of similar Funds likewise are reasonable relative to the industry.

Conclusions

The independent fee consultant’s report concluded that it believes that the services provided by IICO and its affiliates and expenses incurred by the Funds in the previous 12 months are reasonable and provide adequate justification for renewal of the Funds’ existing Management Agreement and Investment Subadvisory Agreements.

Approvals for Ivy California Municipal High Income Fund

At a meeting of the Board of Trustees (the “Board”) of Ivy Funds (the “Trust”) held on August 9, 2016, the trustees, including all of the trustees who are not “interested persons” (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved an amendment to the Investment Management Agreement (the “Management Agreement”) between Ivy Investment Management Company (“IICO”) and the Trust, on behalf of Ivy California Municipal High Income Fund (the “Fund”), to include the Fund under the Management Agreement. The Fund is a newly created series of the Trust.

The Independent Trustees were assisted in their consideration of the Management Agreement by independent legal counsel, and met with such counsel separately from representatives of IICO. Independent legal counsel had provided the Board with a memorandum prior to the meeting that discussed the various factors that the Board should consider as part of its review of the Management Agreement, including, among other things, the nature and quality of the services proposed to be provided to the Fund by IICO, IICO’s potential profitability (including any fall-out benefits) from its proposed relationship with the Fund, projected economies of scale, the role played by the Independent Trustees and information on comparative fees and expenses. The material factors and conclusions that formed the basis for the Board’s determination to approve the Management Agreement are discussed below.

In considering the Management Agreement, the Board noted that although the Fund had not yet commenced operations, the Fund appeared to be designed to be able to achieve acceptable performance. The Board also considered the proposed expenses of the Fund, the cost of the services proposed to be provided by IICO, including as compared to the other Funds in

2016	SEMIANNUAL REPORT	85

the Trust family and comparable funds. The Board also noted the proposed expense cap agreement, and concluded that the proposed expenses of the Fund were acceptable. The Board did not discuss possible economies of scale because the Fund had not yet commenced operations. The Board noted that it would monitor profitability once the Fund began operations. The Board considered the nature, extent and quality of services proposed to be provided to the Fund by IICO, taking into account the investment objectives and strategies of the Fund, the Board’s experience with IICO, and other materials previously provided to the Board on the Fund. In addition, the Board reviewed the resources and key personnel of IICO. The Board also considered other services proposed to be provided to the Fund by IICO based upon its current experiences with IICO, such as IICO’s ability to monitor adherence to the Fund’s investment restrictions, producing reports, providing support services for the Board and Board committees on Fund matters, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures and with applicable laws and regulations. The Board also took into account IICO’s compliance environment. The Board concluded that the nature and extent of services to be provided by IICO are reasonable, considering the quality of the services currently provided by IICO for other Funds of the Trust. The Board also discussed whether IICO would derive any other direct or indirect benefits from serving as investment adviser to the Fund. The Board considered the benefits that would accrue to IICO from its relationship with the Fund, including the fact that a variety of services for the Fund were proposed to be provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After consideration of these and other factors, the Board concluded that neither IICO nor any of its affiliates would receive any additional direct benefits that would preclude the Board from approving the Management Agreement for the Fund.

86	SEMIANNUAL REPORT	2016

PROXY VOTING INFORMATION	IVY FUNDS

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.800.777.6472 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY FUNDS

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:	IVY FUNDS

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

2016	SEMIANNUAL REPORT	87

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90	SEMIANNUAL REPORT	2016

THE IVY FUNDS FAMILY

Domestic Equity Funds

Ivy Core Equity Fund

Ivy Dividend Opportunities Fund

Ivy Large Cap Growth Fund

Ivy Micro Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Mid Cap Income Opportunities Fund

Ivy Small Cap Growth Fund

Ivy Small Cap Value Fund

Ivy Tax-Managed Equity Fund

Ivy Value Fund

Global/International Funds

Ivy Cundill Global Value Fund

Ivy Emerging Markets Equity Fund

Ivy Emerging Markets Local Currency Debt Fund

Ivy European Opportunities Fund

Ivy Global Equity Income Fund

Ivy Global Growth Fund

Ivy Global Income Allocation Fund

Ivy International Core Equity Fund

Ivy Managed International Opportunities Fund

Speciality Funds

Ivy Apollo Multi-Asset Income Fund

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy Global Natural Resources Fund

Ivy LaSalle Global Real Estate Fund

Ivy LaSalle Global Risk-Managed Real Estate Fund

Ivy Real Estate Securities Fund

Ivy Science and Technology Fund

Fixed Income Funds

Ivy Apollo Strategic Income Fund

Ivy Bond Fund

Ivy Global Bond Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Money Market Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

Ivy Targeted Return Bond Fund

1.800.777.6472

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Distributors, Inc.

Before investing, investors should consider carefully the investment objectives, risks, charges and expenses of a mutual fund. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at www.ivyinvestments.com or from a financial advisor. Read it carefully before investing.

2016	SEMIANNUAL REPORT	91

SEMIANN-IVYSPEC (9-16)

Semiannual Report SEPTEMBER 30, 2016

Ticker
	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
IVY FUNDS

Ivy Bond Fund	IBOAX	IBOBX	IBOCX	IVBEX	IVBIX	IYBDX	IBNDX	IBOYX

Ivy Core Equity Fund	WCEAX	WCEBX	WTRCX	ICFEX	ICIEX	IYCEX	ICEQX	WCEYX

Ivy Cundill Global Value Fund	ICDAX	ICDBX	ICDCX	ICVEX	ICVIX	IYCUX	ICNGX	ICDYX

Ivy Dividend Opportunities Fund	IVDAX	IVDBX	IVDCX	IDIEX	IVDIX	IYDVX	IDOTX	IVDYX

Ivy Emerging Markets Equity Fund	IPOAX	IPOBX	IPOCX	IPOEX	IPOIX	IYPCX	IMEGX	IPOYX

Ivy European Opportunities Fund	IEOAX	IEOBX	IEOCX	IVEOX	IEOIX	IYEUX	IEURX	IEOYX

Ivy Global Bond Fund	IVSAX	IVSBX	IVSCX		IVSIX	IYGOX	IVBDX	IVSYX

Ivy Global Equity Income Fund	IBIAX	IBIBX	IBICX		IBIIX	IYGEX	IICNX	IBIYX

Ivy Global Growth Fund	IVINX	IVIBX	IVNCX	IIGEX	IGIIX	IYIGX	ITGRX	IVIYX

Ivy Global Income Allocation Fund	IVBAX	IVBBX	IVBCX	IIBEX	IIBIX	IYGBX	ILIAX	IVBYX

Ivy High Income Fund	WHIAX	WHIBX	WRHIX	IVHEX	IVHIX	IYHIX	IHIFX	WHIYX

Ivy International Core Equity Fund	IVIAX	IIFBX	IVIFX	IICEX	ICEIX	IYITX	IINCX	IVVYX

Ivy Large Cap Growth Fund	WLGAX	WLGBX	WLGCX	ILCEX	IYGIX	WLGRX	ILGRX	WLGYX

Ivy Limited-Term Bond Fund	WLTAX	WLTBX	WLBCX	IVLEX	ILTIX	IYLTX	ILMDX	WLTYX

Ivy Managed International Opportunities Fund	IVTAX	IVTBX	IVTCX	IVTEX	IVTIX	IYMGX		IVTYX

Ivy Micro Cap Growth Fund	IGWAX	IGWBX	IGWCX		IGWIX	IYMRX	IMIGX	IGWYX

Ivy Mid Cap Growth Fund	WMGAX	WMGBX	WMGCX	IMCEX	IYMIX	WMGRX	IGRFX	WMGYX

Ivy Mid Cap Income Opportunities Fund	IVOAX		IVOCX	IVOEX	IVOIX	IVORX	IVOSX	IVOYX

Ivy Money Market Fund	WRAXX	WRBXX	WRCXX	IVEXX

Ivy Municipal Bond Fund	WMBAX	WMBBX	WMBCX		IMBIX			WMBYX

Ivy Municipal High Income Fund	IYIAX	IYIBX	IYICX		WYMHX			IYIYX

Ivy Small Cap Growth Fund	WSGAX	WSGBX	WRGCX	ISGEX	IYSIX	WSGRX	IRGFX	WSCYX

Ivy Small Cap Value Fund	IYSAX	IYSBX	IYSCX	IYVIX	IVVIX	IYSMX	ISPVX	IYSYX

Ivy Tax-Managed Equity Fund	IYEAX	IYEBX	IYECX		WYTMX			IYEYX

Ivy Value Fund	IYVAX	IYVBX	IYVCX	IVVEX	IYAIX	IYVLX	IVALX	IYVYX

IVY INVESTMENTSSM refers to the financial services offered by Ivy Distributors, Inc., a FINRA member broker dealer and the distributor of IVY FUNDS® mutual funds, and those financial services offered by its affiliates.

CONTENTS	IVY FUNDS

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2

PRESIDENT’S LETTER	IVY FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Over the six months since our last report to you, the financial markets held fairly steady, despite intermittent bouts of volatility. The S&P 500 Index rebounded from turbulence created by the United Kingdom’s vote in June to leave the European Union and, in July, reached a record high, though it has dropped slightly since then.

Concerns about global economic growth, the direction of interest rates, fluctuation in oil prices and the outcome of the U.S. presidential election are all contributors to concerns about the direction of markets as we look toward the end of 2016.

While financial markets dislike the uncertainty brought on by the above issues, domestic equities have performed fairly well, and we expect moderate positive returns for 2016.

Across the six-month fiscal period, the gradual U.S. economic expansion has continued. The U.S. remains a relative bright spot in the world, supported primarily by the U.S. consumer, who is benefitting from lower energy prices, lower inflation in general and an improved labor market. Demand for cars, homes and furnishings has been healthy.

When interest rates in the U.S. will rise, and by how much, remains an area of focus, with many anticipating the Federal Reserve will raise rates in December of this year. Over the last 12 months, global economic concerns have altered the Fed’s timetable on further increases. We believe that job growth and inflation will be the most important determinants in the direction of long-term central bank policy.

Overseas, the European Central Bank and Bank of Japan are actively engaged in aggressive easing. As yet, these steps are not leading to any notable strengthening of economic activity.

China, in the face of economic softening, has turned toward more aggressive stimulus. We believe economic growth in China is likely to hold steady, which should support broader global growth.

While challenges remain, we do see potential catalysts for growth in several areas and industries and our team continues to seek investment opportunities around the globe.

Economic Snapshot

	9/30/16	3/31/16
S&P 500 Index	2,168.27	2,059.74
MSCI EAFE Index	1,701.69	1,652.04
10-Year Treasury Yield	1.60%	1.78%
U.S. unemployment rate	5.0%	5.0%
30-year fixed mortgage rate	3.42%	3.71%
Oil price per barrel	$48.24	$38.34

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2016	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2016.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 7 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*
Ivy Bond Fund
Class A	$1,000	$1,042.80	$5.31	$1,000	$1,019.85	$5.25	1.04%
Class B**	$1,000	$1,037.60	$10.49	$1,000	$1,014.80	$10.38	2.05%
Class C	$1,000	$1,039.10	$8.97	$1,000	$1,016.22	$8.87	1.77%
Class E	$1,000	$1,042.80	$5.31	$1,000	$1,019.82	$5.25	1.05%
Class I	$1,000	$1,044.40	$3.88	$1,000	$1,021.30	$3.84	0.75%
Class R	$1,000	$1,041.40	$6.84	$1,000	$1,018.39	$6.76	1.33%
Class R6	$1,000	$1,045.20	$3.07	$1,000	$1,022.10	$3.03	0.59%
Class Y	$1,000	$1,043.20	$5.01	$1,000	$1,020.14	$4.95	0.98%

See footnotes on page 10.

4	SEMIANNUAL REPORT	2016

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*
Ivy Core Equity Fund
Class A	$1,000	$1,058.10	$5.97	$1,000	$1,019.31	$5.86	1.15%
Class B**	$1,000	$1,053.50	$10.99	$1,000	$1,014.40	$10.78	2.13%
Class C	$1,000	$1,054.50	$9.86	$1,000	$1,015.45	$9.67	1.92%
Class E	$1,000	$1,058.40	$6.18	$1,000	$1,019.03	$6.06	1.21%
Class I	$1,000	$1,059.80	$4.33	$1,000	$1,020.87	$4.24	0.84%
Class R	$1,000	$1,056.00	$7.71	$1,000	$1,017.54	$7.57	1.50%
Class R6	$1,000	$1,060.40	$3.91	$1,000	$1,021.28	$3.84	0.76%
Class Y	$1,000	$1,059.90	$4.33	$1,000	$1,020.87	$4.24	0.84%
Ivy Cundill Global Value Fund
Class A	$1,000	$1,052.30	$8.62	$1,000	$1,016.71	$8.47	1.67%
Class B**	$1,000	$1,044.90	$15.54	$1,000	$1,009.85	$15.27	3.04%
Class C	$1,000	$1,049.60	$11.38	$1,000	$1,013.93	$11.18	2.22%
Class E	$1,000	$1,054.10	$7.19	$1,000	$1,018.06	$7.06	1.40%
Class I	$1,000	$1,055.30	$6.17	$1,000	$1,019.07	$6.06	1.20%
Class R	$1,000	$1,051.70	$9.03	$1,000	$1,016.30	$8.87	1.75%
Class R6	$1,000	$1,055.90	$5.14	$1,000	$1,020.05	$5.05	1.00%
Class Y	$1,000	$1,053.70	$7.29	$1,000	$1,018.00	$7.16	1.41%
Ivy Dividend Opportunities Fund
Class A	$1,000	$1,049.10	$6.45	$1,000	$1,018.76	$6.36	1.26%
Class B**	$1,000	$1,044.80	$10.43	$1,000	$1,014.83	$10.28	2.04%
Class C	$1,000	$1,045.80	$9.82	$1,000	$1,015.45	$9.67	1.92%
Class E	$1,000	$1,048.90	$6.15	$1,000	$1,019.09	$6.06	1.19%
Class I	$1,000	$1,050.00	$4.92	$1,000	$1,020.24	$4.85	0.97%
Class R	$1,000	$1,047.00	$7.88	$1,000	$1,017.38	$7.77	1.53%
Class R6	$1,000	$1,051.20	$4.10	$1,000	$1,021.08	$4.04	0.81%
Class Y	$1,000	$1,048.90	$6.15	$1,000	$1,019.09	$6.06	1.19%
Ivy Emerging Markets Equity Fund
Class A	$1,000	$1,151.60	$8.28	$1,000	$1,017.40	$7.77	1.52%
Class B**	$1,000	$1,146.40	$13.42	$1,000	$1,012.57	$12.58	2.50%
Class C	$1,000	$1,147.00	$12.77	$1,000	$1,013.16	$11.98	2.38%
Class E***	$1,000	$1,152.60	$7.32	$1,000	$1,018.24	$6.86	1.36%
Class I	$1,000	$1,153.30	$6.78	$1,000	$1,018.73	$6.36	1.26%
Class R	$1,000	$1,150.00	$10.00	$1,000	$1,015.81	$9.37	1.84%
Class R6	$1,000	$1,154.20	$5.92	$1,000	$1,019.54	$5.55	1.10%
Class Y	$1,000	$1,151.70	$8.28	$1,000	$1,017.40	$7.77	1.52%

See footnotes on page 10.

2016	SEMIANNUAL REPORT	5

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*
Ivy European Opportunities Fund
Class A	$1,000	$1,034.60	$8.65	$1,000	$1,016.58	$8.57	1.69%
Class B**	$1,000	$1,028.80	$14.30	$1,000	$1,010.92	$14.18	2.82%
Class C	$1,000	$1,031.30	$11.88	$1,000	$1,013.40	$11.78	2.33%
Class E***	$1,000	$1,036.30	$6.72	$1,000	$1,018.45	$6.66	1.32%
Class I	$1,000	$1,037.40	$6.21	$1,000	$1,019.00	$6.16	1.21%
Class R	$1,000	$1,033.90	$9.15	$1,000	$1,016.05	$9.07	1.80%
Class R6	$1,000	$1,037.90	$5.40	$1,000	$1,019.78	$5.35	1.06%
Class Y	$1,000	$1,035.50	$7.73	$1,000	$1,017.49	$7.67	1.51%
Ivy Global Bond Fund
Class A	$1,000	$1,051.50	$5.03	$1,000	$1,020.12	$4.95	0.99%
Class B**	$1,000	$1,047.50	$8.91	$1,000	$1,016.37	$8.77	1.74%
Class C	$1,000	$1,048.60	$8.91	$1,000	$1,016.37	$8.77	1.74%
Class I	$1,000	$1,053.90	$3.80	$1,000	$1,021.37	$3.74	0.74%
Class R	$1,000	$1,048.80	$7.68	$1,000	$1,017.61	$7.57	1.49%
Class R6	$1,000	$1,052.70	$3.90	$1,000	$1,021.31	$3.84	0.75%
Class Y	$1,000	$1,051.50	$5.03	$1,000	$1,020.12	$4.95	0.99%
Ivy Global Equity Income Fund
Class A	$1,000	$1,042.80	$6.54	$1,000	$1,018.63	$6.46	1.30%
Class B**	$1,000	$1,040.10	$10.00	$1,000	$1,015.27	$9.87	1.96%
Class C	$1,000	$1,040.20	$9.89	$1,000	$1,015.36	$9.77	1.94%
Class I	$1,000	$1,045.60	$4.60	$1,000	$1,020.54	$4.55	0.89%
Class R	$1,000	$1,042.20	$7.96	$1,000	$1,017.29	$7.87	1.55%
Class R6	$1,000	$1,046.20	$4.19	$1,000	$1,021.01	$4.14	0.81%
Class Y	$1,000	$1,044.30	$6.03	$1,000	$1,019.12	$5.96	1.19%
Ivy Global Growth Fund
Class A	$1,000	$1,031.10	$7.62	$1,000	$1,017.61	$7.57	1.49%
Class B**	$1,000	$1,025.20	$13.57	$1,000	$1,011.72	$13.48	2.66%
Class C	$1,000	$1,027.20	$11.25	$1,000	$1,013.97	$11.18	2.21%
Class E	$1,000	$1,032.50	$6.10	$1,000	$1,019.04	$6.06	1.20%
Class I	$1,000	$1,032.90	$5.69	$1,000	$1,019.48	$5.65	1.12%
Class R	$1,000	$1,030.00	$8.63	$1,000	$1,016.58	$8.57	1.69%
Class R6	$1,000	$1,033.60	$4.78	$1,000	$1,020.34	$4.75	0.95%
Class Y	$1,000	$1,031.50	$6.91	$1,000	$1,018.31	$6.86	1.35%

See footnotes on page 10.

6	SEMIANNUAL REPORT	2016

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*
Ivy Global Income Allocation Fund
Class A	$1,000	$1,056.60	$6.58	$1,000	$1,018.63	$6.46	1.29%
Class B**	$1,000	$1,051.00	$11.18	$1,000	$1,014.17	$10.98	2.17%
Class C	$1,000	$1,053.10	$9.75	$1,000	$1,015.54	$9.57	1.90%
Class E	$1,000	$1,055.70	$6.89	$1,000	$1,018.42	$6.76	1.33%
Class I	$1,000	$1,058.10	$4.94	$1,000	$1,020.31	$4.85	0.95%
Class R	$1,000	$1,054.60	$7.91	$1,000	$1,017.40	$7.77	1.53%
Class R6	$1,000	$1,058.80	$4.01	$1,000	$1,021.15	$3.94	0.78%
Class Y	$1,000	$1,057.00	$5.97	$1,000	$1,019.22	$5.86	1.17%
Ivy High Income Fund
Class A	$1,000	$1,110.40	$5.17	$1,000	$1,020.16	$4.95	0.98%
Class B**	$1,000	$1,106.30	$9.06	$1,000	$1,016.45	$8.67	1.72%
Class C	$1,000	$1,106.50	$8.85	$1,000	$1,016.68	$8.47	1.67%
Class E	$1,000	$1,109.30	$6.33	$1,000	$1,019.09	$6.06	1.19%
Class I	$1,000	$1,111.80	$3.80	$1,000	$1,021.44	$3.64	0.72%
Class R	$1,000	$1,108.60	$6.96	$1,000	$1,018.49	$6.66	1.31%
Class R6	$1,000	$1,113.00	$2.96	$1,000	$1,022.25	$2.83	0.56%
Class Y	$1,000	$1,110.50	$5.07	$1,000	$1,020.27	$4.85	0.96%
Ivy International Core Equity Fund
Class A	$1,000	$1,058.20	$6.69	$1,000	$1,018.55	$6.56	1.30%
Class B**	$1,000	$1,052.70	$11.50	$1,000	$1,013.89	$11.28	2.23%
Class C	$1,000	$1,054.70	$10.17	$1,000	$1,015.17	$9.98	1.97%
Class E	$1,000	$1,057.20	$7.10	$1,000	$1,018.22	$6.96	1.37%
Class I	$1,000	$1,059.10	$5.04	$1,000	$1,020.20	$4.95	0.97%
Class R	$1,000	$1,056.30	$8.02	$1,000	$1,017.24	$7.87	1.56%
Class R6	$1,000	$1,060.20	$4.22	$1,000	$1,020.95	$4.14	0.82%
Class Y	$1,000	$1,057.80	$6.38	$1,000	$1,018.89	$6.26	1.23%
Ivy Large Cap Growth Fund
Class A	$1,000	$1,061.20	$5.98	$1,000	$1,019.31	$5.86	1.15%
Class B**	$1,000	$1,056.30	$10.80	$1,000	$1,014.61	$10.58	2.09%
Class C	$1,000	$1,057.30	$9.67	$1,000	$1,015.72	$9.47	1.87%
Class E	$1,000	$1,061.20	$5.98	$1,000	$1,019.32	$5.86	1.15%
Class I	$1,000	$1,062.50	$4.54	$1,000	$1,020.68	$4.45	0.88%
Class R	$1,000	$1,059.40	$7.62	$1,000	$1,017.72	$7.47	1.47%
Class R6	$1,000	$1,063.30	$3.71	$1,000	$1,021.44	$3.64	0.71%
Class Y	$1,000	$1,062.10	$5.46	$1,000	$1,019.77	$5.35	1.06%

See footnotes on page 10.

2016	SEMIANNUAL REPORT	7

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*
Ivy Limited-Term Bond Fund
Class A	$1,000	$1,016.60	$4.44	$1,000	$1,020.67	$4.45	0.88%
Class B**	$1,000	$1,012.50	$8.55	$1,000	$1,016.55	$8.57	1.70%
Class C	$1,000	$1,012.90	$8.15	$1,000	$1,016.98	$8.17	1.61%
Class E	$1,000	$1,016.10	$5.04	$1,000	$1,020.10	$5.05	0.98%
Class I	$1,000	$1,017.90	$3.23	$1,000	$1,021.88	$3.24	0.64%
Class R	$1,000	$1,014.80	$6.25	$1,000	$1,018.86	$6.26	1.24%
Class R6	$1,000	$1,018.60	$2.42	$1,000	$1,022.65	$2.43	0.48%
Class Y	$1,000	$1,016.70	$4.44	$1,000	$1,020.67	$4.45	0.88%
Ivy Managed International Opportunities Fund(3)
Class A	$1,000	$1,055.00	$2.47	$1,000	$1,022.63	$2.43	0.49%
Class B**	$1,000	$1,051.90	$7.18	$1,000	$1,018.07	$7.06	1.40%
Class C	$1,000	$1,051.70	$6.46	$1,000	$1,018.78	$6.36	1.26%
Class E***	$1,000	$1,054.90	$2.05	$1,000	$1,023.12	$2.02	0.39%
Class I	$1,000	$1,055.80	$0.82	$1,000	$1,024.31	$0.81	0.14%
Class R	$1,000	$1,053.00	$3.49	$1,000	$1,021.65	$3.44	0.68%
Class Y	$1,000	$1,055.00	$1.95	$1,000	$1,023.17	$1.92	0.38%
Ivy Micro Cap Growth Fund
Class A	$1,000	$1,302.10	$9.90	$1,000	$1,016.46	$8.67	1.72%
Class B**	$1,000	$1,295.40	$15.26	$1,000	$1,011.79	$13.38	2.65%
Class C	$1,000	$1,296.90	$14.36	$1,000	$1,012.60	$12.58	2.49%
Class I	$1,000	$1,304.40	$7.49	$1,000	$1,018.54	$6.56	1.30%
Class R	$1,000	$1,300.90	$10.70	$1,000	$1,015.81	$9.37	1.85%
Class R6	$1,000	$1,305.80	$6.34	$1,000	$1,019.59	$5.55	1.09%
Class Y	$1,000	$1,303.40	$8.75	$1,000	$1,017.44	$7.67	1.52%
Ivy Mid Cap Growth Fund
Class A	$1,000	$1,070.70	$6.83	$1,000	$1,018.51	$6.66	1.31%
Class B**	$1,000	$1,066.60	$10.85	$1,000	$1,014.57	$10.58	2.09%
Class C	$1,000	$1,066.50	$10.54	$1,000	$1,014.85	$10.28	2.04%
Class E	$1,000	$1,070.60	$6.73	$1,000	$1,018.57	$6.56	1.30%
Class I	$1,000	$1,072.00	$5.39	$1,000	$1,019.83	$5.25	1.05%
Class R	$1,000	$1,069.20	$8.38	$1,000	$1,016.95	$8.17	1.62%
Class R6	$1,000	$1,073.20	$4.46	$1,000	$1,020.74	$4.34	0.87%
Class Y	$1,000	$1,071.10	$6.52	$1,000	$1,018.74	$6.36	1.26%

See footnotes on page 10.

8	SEMIANNUAL REPORT	2016

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*
Ivy Mid Cap Income Opportunities Fund
Class A	$1,000	$1,078.30	$7.17	$1,000	$1,018.19	$6.96	1.35%
Class C	$1,000	$1,074.20	$10.79	$1,000	$1,014.67	$10.48	2.07%
Class E	$1,000	$1,079.40	$6.65	$1,000	$1,018.72	$6.46	1.28%
Class I	$1,000	$1,080.60	$5.62	$1,000	$1,019.66	$5.45	1.05%
Class R	$1,000	$1,075.40	$9.13	$1,000	$1,016.22	$8.87	1.78%
Class R6	$1,000	$1,080.60	$5.31	$1,000	$1,019.96	$5.15	1.03%
Class Y	$1,000	$1,078.30	$7.17	$1,000	$1,018.19	$6.96	1.35%
Ivy Money Market Fund
Class A	$1,000	$1,000.10	$2.90	$1,000	$1,022.18	$2.93	0.58%
Class B**	$1,000	$1,000.10	$2.90	$1,000	$1,022.18	$2.93	0.58%
Class C	$1,000	$1,000.00	$2.90	$1,000	$1,022.17	$2.93	0.58%
Class E	$1,000	$1,000.10	$2.90	$1,000	$1,022.16	$2.93	0.58%
Ivy Municipal Bond Fund
Class A	$1,000	$1,018.20	$5.05	$1,000	$1,020.10	$5.05	0.99%
Class B**	$1,000	$1,014.40	$8.86	$1,000	$1,016.30	$8.87	1.75%
Class C	$1,000	$1,014.40	$8.76	$1,000	$1,016.39	$8.77	1.73%
Class I	$1,000	$1,019.20	$4.04	$1,000	$1,021.11	$4.04	0.79%
Class Y	$1,000	$1,018.20	$5.05	$1,000	$1,020.08	$5.05	0.99%
Ivy Municipal High Income Fund
Class A	$1,000	$1,038.30	$4.38	$1,000	$1,020.77	$4.34	0.86%
Class B**	$1,000	$1,034.30	$8.24	$1,000	$1,016.93	$8.17	1.62%
Class C	$1,000	$1,034.50	$8.04	$1,000	$1,017.14	$7.97	1.58%
Class I	$1,000	$1,039.20	$3.47	$1,000	$1,021.67	$3.44	0.68%
Class Y	$1,000	$1,038.30	$4.38	$1,000	$1,020.77	$4.34	0.86%
Ivy Small Cap Growth Fund
Class A	$1,000	$1,105.30	$7.47	$1,000	$1,017.97	$7.16	1.42%
Class B**	$1,000	$1,101.10	$11.77	$1,000	$1,013.83	$11.28	2.24%
Class C	$1,000	$1,101.60	$10.93	$1,000	$1,014.68	$10.48	2.07%
Class E	$1,000	$1,105.40	$7.58	$1,000	$1,017.86	$7.26	1.44%
Class I	$1,000	$1,107.70	$5.69	$1,000	$1,019.65	$5.45	1.08%
Class R	$1,000	$1,104.60	$8.73	$1,000	$1,016.73	$8.37	1.66%
Class R6	$1,000	$1,109.00	$4.85	$1,000	$1,020.49	$4.65	0.91%
Class Y	$1,000	$1,106.10	$6.95	$1,000	$1,018.48	$6.66	1.31%

See footnotes on page 10.

2016	SEMIANNUAL REPORT	9

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*	Beginning Account Value 3-31-16	Ending Account Value 9-30-16	Expenses Paid During Period*
Ivy Small Cap Value Fund
Class A	$1,000	$1,166.20	$8.34	$1,000	$1,017.40	$7.77	1.53%
Class B**	$1,000	$1,160.20	$13.39	$1,000	$1,012.64	$12.48	2.48%
Class C	$1,000	$1,162.20	$12.00	$1,000	$1,013.95	$11.18	2.22%
Class E***	$1,000	$1,168.10	$6.61	$1,000	$1,018.97	$6.16	1.22%
Class I	$1,000	$1,168.60	$6.18	$1,000	$1,019.42	$5.76	1.13%
Class R	$1,000	$1,164.70	$9.20	$1,000	$1,016.52	$8.57	1.70%
Class R6	$1,000	$1,169.50	$5.21	$1,000	$1,020.25	$4.85	0.96%
Class Y	$1,000	$1,167.00	$7.48	$1,000	$1,018.21	$6.96	1.37%
Ivy Tax-Managed Equity Fund
Class A	$1,000	$1,043.90	$6.13	$1,000	$1,019.08	$6.06	1.20%
Class B**	$1,000	$1,039.90	$9.79	$1,000	$1,015.50	$9.67	1.91%
Class C	$1,000	$1,039.50	$9.99	$1,000	$1,015.27	$9.87	1.96%
Class I	$1,000	$1,045.10	$5.01	$1,000	$1,020.19	$4.95	0.97%
Class Y	$1,000	$1,043.30	$6.13	$1,000	$1,019.03	$6.06	1.20%
Ivy Value Fund
Class A	$1,000	$1,065.30	$7.02	$1,000	$1,018.25	$6.86	1.36%
Class B**	$1,000	$1,059.70	$12.36	$1,000	$1,013.05	$12.08	2.40%
Class C	$1,000	$1,062.00	$10.31	$1,000	$1,015.10	$10.08	1.99%
Class E***	$1,000	$1,066.50	$5.68	$1,000	$1,019.57	$5.55	1.10%
Class I	$1,000	$1,067.20	$5.27	$1,000	$1,019.98	$5.15	1.01%
Class R	$1,000	$1,063.90	$8.26	$1,000	$1,017.11	$8.07	1.59%
Class R6	$1,000	$1,067.80	$4.34	$1,000	$1,020.86	$4.24	0.85%
Class Y	$1,000	$1,066.00	$6.30	$1,000	$1,018.99	$6.16	1.20%

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2016, and divided by 365.

**	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

***	Class share is closed to investment.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

(3)	Annualized Expense Ratio Based on the Six-Month Period does not include expenses of Underlying Ivy Funds in which Ivy Managed International Opportunities Fund invests.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

10	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY BOND FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	1.1%
Financials	0.8%
Real Estate	0.3%
Bonds	95.8%
Corporate Debt Securities	41.0%
United States Government and Government Agency Obligations	35.2%
Asset-Backed Securities	12.4%
Mortgage-Backed Securities	5.9%
Municipal Bonds – Taxable	1.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.1%

Lipper Rankings

Category: Lipper Corporate Debt Funds A Rated	Rank	Percentile
1 Year	25/46	54
3 Year	21/41	50
5 Year	20/37	53
10 Year	24/30	78

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	85.7%
AAA	4.6%
AA	37.9%
A	9.3%
BBB	33.9%
Non-Investment Grade	10.1%
BB	7.1%
B	0.4%
CCC	0.3%
Below CCC	0.1%
Non-rated	2.2%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	4.2%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	IVY BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Financials

Diversified Banks – 0.6%
Wells Fargo & Co., 5.850%	173	$4,628

Reinsurance – 0.2%
Pitney Bowes International Holdings, Inc., Series F, 6.125% (A)	2	1,545

Total Financials – 0.8%		6,173
Real Estate

Specialized REITs – 0.3%
Ventas, Inc., 5.450%	100	2,703

Total Real Estate – 0.3%		2,703

TOTAL PREFERRED STOCKS – 1.1%		$8,876
(Cost: $8,424)

ASSET-BACKED SECURITIES	Principal
Air Canada Enhanced Equipment Trust Series 2015-2, Class AA,
6.625%, 5–15–18 (A)	$460	478
Air Canada Pass Through Certificates, Series 2015-1, Class C,
5.000%, 3–15–20 (A)	5,030	5,080
America West Airlines, Inc., Pass Through Certificates, Series 1999-1,
7.930%, 1–2–19	537	570
America West Airlines, Inc., Pass Through Certificates, Series 2000-1,
8.057%, 7–2–20	703	794
American Airlines Class B Pass Through Certificates, Series 2013-2,
5.600%, 7–15–20 (A)	2,918	3,053
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2013-1,
3.700%, 5–1–23	908	888
American Airlines, Inc., Class A Pass Through Certificates, Series 2013-2,
5.625%, 1–15–21 (A)	5,272	5,515
Aventura Mall Trust, Series 2013-AVM, Class B,
3.743%, 12–5–32 (A)(B)	3,600	3,821
Capital One Multi-Asset Execution Trust, Series 2004-B3,
1.254%, 1–18–22 (B)	2,000	2,007
CarMax Auto Owner Trust 2013-2, Class D:
1.880%, 11–15–19 (B)	1,300	1,311
2.060%, 11–15–19	1,000	1,002
CarMax Auto Owner Trust 2013-4, Class D,
2.600%, 4–15–20	2,000	2,016
Chrysler Capital Auto Receivables Trust 2013-AA, Class D,
2.930%, 8–17–20 (A)	1,400	1,412

ASSET-BACKED SECURITIES (Continued)	Principal	Value
Continental Airlines 2001-1 A-1,
8.048%, 11–1–20	$565	$632
Continental Airlines Pass Through Certificates, Series 2009-2,
7.250%, 11–10–19	1,239	1,416
Continental Airlines Pass Through Certificates, Series 2010-1B,
6.000%, 1–12–19	1,262	1,351
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012-1B,
6.250%, 4–11–20	696	746
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12–10–28	3,709	4,304
6.943%, 1–10–30	3,037	3,703
Delta Air Lines, Inc. Class A Pass Through Certificates, Series 2010-2,
4.250%, 7–30–23	2,265	2,339
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1A,
4.750%, 5–7–20	1,611	1,740
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1B,
6.875%, 5–7–19 (A)	3,886	4,196
Earnest Student Loan Program LLC, Series 2016-B, Class A2,
3.020%, 5–25–34 (A)	3,423	3,435
Fan Engine Securitization Ltd., Series 2013-1X,
3.000%, 10–15–19 (A)	665	665
Foursight Capital Automobile Receivables Trust, Series 2016-1, Class B:
2.340%, 1–15–21 (A)	2,180	2,182
3.710%, 1–18–22 (A)	3,202	3,198
Hawaiian Airlines Pass Through Certificates, Series 2013-1,
4.950%, 1–15–22	3,876	3,876
Hyundai Auto Receivables Trust 2014-A, Class D:
2.020%, 8–15–19	1,000	1,007
1.780%, 7–15–20	2,500	2,508
2.530%, 7–15–20	1,000	1,010
2.510%, 12–15–20	2,000	2,011
Longtrain Leasing III LLC, Series 2015A-1,
2.980%, 1–15–45 (A)	1,147	1,131
Longtrain Leasing III LLC, Series 2015A-2,
4.060%, 1–15–45 (A)	6,275	5,898
SBA Tower Trust, Series 2013-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.240%, 4–16–18 (A)	3,120	3,130
SoFi Professional Loan Program LLC, Series 2014-B,
1.775%, 8–25–32 (A)(B)	2,573	2,598
SoFi Professional Loan Program LLC, Series 2015-A2,
2.420%, 3–25–30 (A)	1,826	1,848

ASSET-BACKED SECURITIES (Continued)	Principal	Value
Tal Advantage V LLC,
3.510%, 2–22–39 (A)	$701	$689
TCF Auto Receivables Owner Trust 2015-2, Class A3,
2.060%, 4–15–20 (A)(B)	3,665	3,693
U.S. Airways, Inc. Class C Pass-Through Certificates, Series 2012-2,
5.450%, 6–3–18	2,000	2,050
U.S. Airways, Inc., Series 2012-2, Class A,
6.750%, 6–3–21	1,907	2,074
United Airlines Pass-Through Certificates, Series 2014-1B,
4.750%, 4–11–22	1,042	1,066
United Airlines Pass-Through Certificates, Series 2014-2B,
4.625%, 9–3–22	3,698	3,754
Virgin Australia 2013-1B Trust,
6.000%, 10–23–20 (A)	1,251	1,270
Wheels SPV LLC 2016-1A, Class A3,
1.870%, 5–20–25 (A)	925	926

TOTAL ASSET-BACKED SECURITIES – 12.4%		$98,393
(Cost: $96,871)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Automobile Manufacturers – 0.3%
General Motors Co.,
6.750%, 4–1–46	2,000	2,513

Cable & Satellite – 0.7%
DISH DBS Corp.,
7.750%, 7–1–26 (A)	3,000	3,188
Viacom, Inc.,
3.450%, 10–4–26	2,600	2,598

		5,786

Hotels, Resorts & Cruise Lines – 0.4%
Host Hotels & Resorts, Inc. and Host Hotels & Resorts L.P.,
5.250%, 3–15–22	3,150	3,485

Housewares & Specialties – 0.5%
Newell Rubbermaid, Inc.,
5.000%, 11–15–23 (A)	3,518	3,746

Total Consumer Discretionary – 1.9%		15,530
Consumer Staples

Food Distributors – 0.5%
Flowers Foods, Inc.:
4.375%, 4–1–22	1,840	1,990
3.500%, 10–1–26	2,400	2,396

		4,386

Total Consumer Staples – 0.5%		4,386

12	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy

Oil & Gas Drilling – 0.1%
Noble Holding International Ltd.,
4.000%, 3–16–18 (B)	$350	$345

Oil & Gas Equipment & Services – 0.6%
Enterprise Products Operating L.P. (GTD by Enterprise Products Partners L.P.),
7.034%, 1–15–68	4,763	5,033

Oil & Gas Refining & Marketing – 1.5%
NuStar Logistics L.P. (GTD by NuStar Energy L.P. and NuStar Pipeline Operating Partnership L.P.):
8.150%, 4–15–18 (B)	5,345	5,772
4.800%, 9–1–20	2,340	2,346
6.750%, 2–1–21	1,011	1,089
Tesoro Corp.,
4.250%, 10–1–17	2,535	2,586

		11,793

Oil & Gas Storage & Transportation – 4.7%
Boardwalk Pipeline Partners L.P.,
5.200%, 6–1–18	2,500	2,543
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.):
5.750%, 9–15–19	3,975	4,235
3.375%, 2–1–23	1,731	1,643
Buckeye Partners L.P.,
5.600%, 10–15–44	7,481	7,765
Gulfstream Natural Gas System LLC,
4.600%, 9–15–25 (A)	1,975	2,072
Regency Energy Partners L.P. and Regency Energy Finance Corp.:
6.500%, 7–15–21	3,600	3,725
5.875%, 3–1–22	3,000	3,307
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
6.850%, 2–15–40	1,265	1,450
Tennessee Gas Pipeline Co.,
8.375%, 6–15–32	4,000	4,994
Tesoro Logistics L.P. and Tesoro Logistics Finance Corp.:
6.125%, 10–15–21	1,000	1,045
6.375%, 5–1–24	250	268
Transcanada Trust,
5.875%, 8–15–76	4,100	4,338

		37,385

Total Energy – 6.9%		54,556
Financials

Consumer Finance – 4.8%
Capital One Bank USA N.A.,
1.617%, 9–13–19 (B)	2,300	2,299
Capital One Financial Corp.,
3.750%, 7–28–26	4,300	4,323
Capital One Financial Corp., Series E,
5.550%, 12–29–49	5,770	5,871

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Finance (Continued)
Discover Bank:
8.700%, 11–18–19	$458	$528
3.100%, 6–4–20	4,525	4,655
3.450%, 7–27–26	3,975	4,001
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	1,000	1,003
3.500%, 7–10–19	1,645	1,694
3.150%, 1–15–20	1,400	1,427
4.375%, 9–25–21	1,080	1,154
5.250%, 3–1–26	3,600	3,942
Synchrony Financial,
2.600%, 1–15–19	5,850	5,919
Union 13 Leasing LLC,
1.870%, 6–28–24	775	779

		37,595

Diversified Banks – 2.6%
Bank of America Corp.:
5.875%, 1–5–21	665	763
4.000%, 1–22–25	3,250	3,370
3.950%, 4–21–25	1,515	1,569
Citizens Bank N.A.,
2.300%, 12–3–18	2,500	2,529
Comerica, Inc.,
4.000%, 7–27–25	2,150	2,254
Compass Bank,
3.875%, 4–10–25	5,000	4,894
Huntington Bancshares, Inc.,
3.150%, 3–14–21	2,925	3,032
Huntington National Bank,
2.200%, 11–6–18	2,000	2,025

		20,436

Investment Banking & Brokerage – 2.1%
Goldman Sachs Group, Inc. (The):
1.755%, 4–25–19 (B)	4,304	4,336
5.250%, 7–27–21	1,000	1,129
Morgan Stanley:
5.500%, 7–28–21	1,090	1,243
3.125%, 7–27–26	1,650	1,667
5.450%, 12–29–29	3,700	3,712
Raymond James Financial, Inc.,
4.950%, 7–15–46	4,800	4,898

		16,985

Life & Health Insurance – 0.5%
Unum Group,
5.750%, 8–15–42	3,750	4,251

Other Diversified Financial Services – 2.5%
Citigroup, Inc.:
4.400%, 6–10–25	5,000	5,297
5.950%, 12–29–49	4,450	4,539
JPMorgan Chase & Co.,
5.000%, 12–29–49	2,600	2,568
TIAA Asset Management Finance Co. LLC:
2.950%, 11–1–19 (A)	2,500	2,576
4.125%, 11–1–24 (A)	2,125	2,241

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Other Diversified Financial Services (Continued)
Ulani MSN 37894 LLC,
2.184%, 12-20-24	$2,679	$2,722

		19,943

Property & Casualty Insurance – 0.7%
Liberty Mutual Group, Inc.,
6.500%, 5–1–42 (A)	4,361	5,433

Regional Banks – 0.7%
Synovus Financial Corp.:
7.875%, 2–15–19	3,025	3,350
5.750%, 12–15–25	2,000	2,120

		5,470

Specialized Finance – 0.8%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.450%, 6–15–23 (A)	3,540	3,791
8.350%, 7–15–46 (A)	1,930	2,312

		6,103

Total Financials – 14.7%		116,216
Health Care

Health Care Facilities – 0.3%
NYU Hospitals Center,
4.428%, 7–1–42	2,170	2,329

Health Care Supplies – 1.3%
Bio-Rad Laboratories, Inc.,
4.875%, 12–15–20	5,000	5,472
Express Scripts Holding Co.,
3.000%, 7–15–23	3,175	3,226
Sinai Health System,
3.034%, 1–20–36	1,770	1,849

		10,547

Managed Health Care – 0.8%
Aetna, Inc.:
2.800%, 6–15–23	900	919
4.250%, 6–15–36	2,312	2,400
4.375%, 6–15–46	2,800	2,940

		6,259

Pharmaceuticals – 0.7%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.),
2.800%, 7–21–23	5,350	5,366

Total Health Care – 3.1%		24,501
Industrials

Airlines – 0.4%
British Airways plc,
5.625%, 6–20–20 (A)	1,298	1,366
U.S. Airways Group, Inc., Class A,
6.250%, 4–22–23	914	1,035
U.S. Airways Group, Inc., Class B,
8.500%, 4–22–17	397	412

2016	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	IVY BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Airlines (Continued)
United Air Lines, Inc.,
10.400%, 11–1–16	$192	$192

		3,005

Industrial Machinery – 0.8%
Pentair Finance S.A.,
3.625%, 9–15–20	6,000	6,215

Railroads – 0.9%
BNSF Funding Trust I,
6.613%, 12–15–55	6,280	7,246

Trucking – 0.1%
Tagua Leasing LLC,
1.900%, 7–12–24	892	897

Total Industrials – 2.2%		17,363
Information Technology

Application Software – 0.7%
Block Financial LLC (GTD by H&R Block, Inc.),
4.125%, 10–1–20	5,000	5,241

Systems Software – 0.5%
Microsoft Corp.,
3.950%, 8–8–56	4,175	4,229

Technology Hardware, Storage & Peripherals – 0.3%
Hewlett Packard Enterprise Co.,
2.850%, 10–5–18 (A)	2,300	2,343

Total Information Technology – 1.5%		11,813
Materials

Aluminum – 0.1%
Kaiser Aluminum Corp.,
5.875%, 5–15–24	1,000	1,045

Commodity Chemicals – 0.3%
Westlake Chemical Corp.,
5.000%, 8–15–46 (A)	1,925	1,948

Total Materials – 0.4%		2,993
Real Estate

Retail REITs – 0.4%
Retail Properties of America, Inc.,
4.000%, 3–15–25	2,950	2,936

Specialized REITs – 1.5%
American Tower Trust I,
1.551%, 3–15–18 (A)	3,070	3,063
Crown Castle International Corp.,
6.113%, 1–15–20 (A)	5,215	5,779
Hospitality Properties Trust,
4.650%, 3–15–24	1,200	1,234

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized REITs (Continued)
Ventas Realty L.P. and Ventas Capital Corp.,
2.700%, 4–1–20	$1,867	$1,913

		11,989

Total Real Estate – 1.9%		14,925
Telecommunication Services

Integrated Telecommunication Services – 0.8%
AT&T, Inc.,
4.500%, 3–9–48 (A)	1,930	1,941
Frontier Communications Corp.:
8.875%, 9–15–20	3,105	3,350
6.250%, 9–15–21	750	721

		6,012

Wireless Telecommunication Service – 0.2%
T-Mobile USA, Inc.:
6.625%, 4–1–23	500	537
6.000%, 4–15–24	1,250	1,337

		1,874

Total Telecommunication Services – 1.0%		7,886
Utilities

Electric Utilities – 5.1%
AES Corp. (The),
6.000%, 5–15–26	3,000	3,165
Cleco Corporate Holdings LLC:
3.743%, 5–1–26 (A)	2,200	2,292
4.973%, 5–1–46 (A)	3,875	4,237
Duke Energy Corp.:
2.650%, 9–1–26	1,825	1,793
3.750%, 9–1–46	3,300	3,209
El Paso Electric Co.,
5.000%, 12–1–44	2,225	2,628
Entergy Corp.,
4.000%, 7–15–22	2,400	2,604
Exelon Corp.,
5.100%, 6–15–45	2,550	2,966
Exelon Generation Co. LLC,
2.950%, 1–15–20	4,535	4,674
Indianapolis Power & Light Co.,
4.700%, 9–1–45 (A)	3,750	4,276
IPALCO Enterprises, Inc.,
3.450%, 7–15–20	2,800	2,870
Massachusetts Electric Co.,
4.004%, 8–15–46 (A)	5,600	5,839

		40,553

Gas Utilities – 1.2%
AGL Capital Corp.,
3.875%, 11–15–25	3,250	3,494
Brooklyn Union Gas Co.,
4.504%, 3–10–46 (A)	2,875	3,255
Southern Co. Gas Capital Corp.,
3.950%, 10–1–46	2,800	2,838

		9,587

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Multi-Utilities – 0.6%
Dominion Resources, Inc.:
2.962%, 7–1–19 (B)	$1,300	$1,334
5.750%, 10–1–54	3,300	3,415

		4,749

Total Utilities — 6.9%		54,889

TOTAL CORPORATE DEBT SECURITIES – 41.0%		$325,058
(Cost: $313,261)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 4.1%
7 WTC Depositor LLC Trust 2012-WTC Commercial Mortgage Pass-Through Certificates, Series 2012-7WTC,
4.082%, 3–13–31 (A)	984	993
BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A,
4.325%, 8–15–46 (A)(B)	4,130	4,752
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-SMPD,
3.008%, 1–12–30 (A)(B)	1,240	1,235
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC35, Class A4,
3.209%, 5–10–49	2,585	2,724
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-P5,
3.396%, 10–10–49	4,340	4,470
Credit Suisse Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-ICE, Class B,
3.304%, 9–15–37 (A)	1,500	1,567
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR,
3.440%, 11–5–34 (A)(B)	1,000	1,019
Helios Leasing I LLC,
2.018%, 5–29–24	959	968
Hometown Commercial Capital LLC, Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11–11–38 (A)	157	131
Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6–11–39 (A)	76	54

14	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

MORTGAGE-BACKED SECURITIES (Continued)	Principal	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST:
7.151%, 12–5–27 (A)	$1,425	$1,616
7.694%, 12–5–27 (A)(B)	2,600	2,949
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST,
2.151%, 12–5–27 (A)(B)	5,684	309
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-JP3,
3.144%, 8–15–49	1,031	1,057
Mellon Residential Funding,
6.750%, 6–25–28	1	1
Multi Security Asset Trust L.P., Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4,
5.880%, 11–28–35 (A)(B)	1,280	1,250
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO,
5.280%, 9–13–28 (A)	1,200	1,310
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class AS,
2.814%, 8–15–49	4,600	4,678
Wells Fargo Commerical Mortgage Trust, Series 2012-LC5 A3,
3.148%, 5–15–48	700	734
WFRBS Commercial Mortgage Trust 2011-C5,
3.667%, 11–15–44 (B)	435	471

		32,288

Other Mortgage-Backed Securities – 1.8%
Banc of America Mortgage Trust 2004-03,
4.875%, 4–25–19	21	20
Bear Stearns Mortgage Securities, Inc.,
8.000%, 11–25–29	109	85
C-Bass 2006-MH1 Trust,
5.276%, 10–25–36 (A)(B)	2,508	2,594
CCG Receivables Trust, Series 2015-1, Class A3,
1.920%, 1–17–23 (A)(B)	3,000	3,020
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5–25–34	74	72
Collateralized Mortgage Obligation Trust,
5.000%, 7–1–18	2	2

MORTGAGE-BACKED SECURITIES (Continued)	Principal		Value
Other Mortgage-Backed Securities (Continued)
COMM 2012-9W57 Mortgage Trust, Class A,
2.365%, 2–10–29 (A)	$2,250		$2,255
Connecticut Avenue Securities, Series 2013-C01,
1.475%, 5–25–24 (B)	1,305		1,306
CountryPlace Manufactured Housing Contract Trust 2005-1:
4.800%, 12–15–35 (A)(B)	20		20
5.200%, 12–15–35 (A)(B)	300		312
CWHEQ Home Equity Loan Trust, Series 2007-S2,
5.934%, 5–25–37 (B)	273		263
GMACM Home Equity Loan Trust 2007-HE1,
5.952%, 8–25–37 (B)	570		546
Green Tree Financial Corp., Manufactured Housing Contract, Pass-Through Certificates, Series 1993-3A7,
6.400%, 10–15–18	6		5
JPMorgan Mortgage Trust 2004-A3,
3.212%, 7–25–34 (B)	151		152
Merrill Lynch Mortgage Investors, Inc., Mortgage Pass-Through Certificates, Series 1997-C2,
6.250%, 12–10–29	326		326
Morgan Stanley Capital I Trust 2012-STAR, Class A-2,
3.201%, 8–5–34 (A)	1,350		1,408
Morgan Stanley Capital I Trust 2012-STAR, Class B,
3.451%, 8–5–34 (A)	930		965
Origen Manufactured Housing Contract Trust 2005-A,
5.860%, 6–15–36 (B)	43		45
Origen Manufactured Housing Contract Trust 2005-B,
5.910%, 1–15–37	549		566
Prudential Home Mortgage Securities:
6.647%, 4–28–24 (A)(B)	—	*	—	*
7.850%, 9–28–24 (A)(B)	1		1
RASC, Series 2003-KS10 Trust,
6.410%, 12–25–33	158		73
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
6.423%, 12–25–30 (B)	742		499
Structured Asset Mortgage Investments, Inc.,
1.558%, 5–2–30 (B)	6		1

			14,536

TOTAL MORTGAGE-BACKED SECURITIES – 5.9%			$46,824
(Cost: $47,313)

MUNICIPAL BONDS – TAXABLE	Principal	Value
Alabama – 0.1%
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013T,
3.435%, 12–15–25	$470	$507

Florida – 0.1%
Sarasota Cnty, FL, Cap Impvt Rev Bonds, Ser 2010A,
7.016%, 10–1–40	520	614

New York – 0.9%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser,
4.926%, 10–1–51	3,190	3,992
Port Auth of NY & NJ Consolidated Bonds, Ser 174,
4.458%, 10–1–62	3,000	3,477

		7,469

Washington – 0.2%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A,
5.450%, 9–1–40	1,205	1,481

TOTAL MUNICIPAL BONDS – TAXABLE – 1.3%		$10,071
(Cost: $8,272)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 24.9%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.725%, 9–25–24 (B)	5,500	5,671
3.325%, 5–25–28 (B)	2,500	2,583
1.875%, 1–25–29 (B)	742	745
5.300%, 1–15–33	84	94
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 12–1–17	18	18
5.500%, 9–1–19	50	52
5.000%, 4–1–23	234	250
3.500%, 8–1–26	630	669
2.500%, 3–1–28	629	654
2.500%, 4–1–28	604	627
5.000%, 5–1–29	66	73
3.500%, 5–1–32	1,283	1,371
6.500%, 9–1–32	42	50
6.000%, 11–1–33	49	56
5.500%, 5–1–34	465	536
6.500%, 5–1–34	120	145
5.500%, 6–1–34	139	158
5.000%, 9–1–34	2	2
5.500%, 9–1–34	4	5
5.500%, 10–1–34	193	218
5.500%, 7–1–35	61	69
5.000%, 8–1–35	62	69
5.500%, 10–1–35	65	75
5.000%, 11–1–35	169	188
5.000%, 12–1–35	38	42
6.500%, 7–1–36	59	68
7.000%, 12–1–37	56	61

2016	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	IVY BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
5.500%, 2–1–39	$301	$343
5.000%, 11–1–39	149	168
5.000%, 1–1–40	948	1,070
5.000%, 3–1–40	1,427	1,614
5.000%, 4–1–40	286	319
5.000%, 8–1–40	261	289
4.000%, 10–1–40	806	864
4.000%, 11–1–40	849	937
4.500%, 1–1–41	762	837
4.000%, 2–1–41	1,521	1,655
4.000%, 3–1–41	484	530
4.500%, 3–1–41	392	433
4.500%, 4–1–41	1,065	1,184
4.000%, 6–1–41	529	580
4.000%, 8–1–41	344	373
4.000%, 11–1–41	3,814	4,113
3.500%, 3–1–42	1,911	2,041
3.000%, 8–1–42	1,270	1,332
3.500%, 8–1–42	3,314	3,533
3.000%, 1–1–43	1,551	1,628
3.000%, 2–1–43	1,889	1,989
3.500%, 7–1–44	2,616	2,760
3.500%, 12–1–44	5,190	5,475
3.500%, 5–25–45	6,712	6,917
3.000%, 7–1–45	9,172	9,542
3.500%, 3–1–46	2,757	2,908
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	3	3
6.000%, 1–1–18	16	16
5.500%, 2–1–18	13	14
5.500%, 3–1–18	3	3
5.000%, 5–1–18	50	51
5.000%, 6–1–18	11	11
5.000%, 7–1–18	6	6
5.000%, 10–1–18	39	40
5.500%, 9–1–19	17	18
3.000%, 9–1–22	757	796
5.000%, 7–1–23	127	141
6.000%, 8–1–23	131	145
5.500%, 2–1–24	54	61
4.500%, 4–1–25	198	210
3.500%, 11–1–25	400	426
3.500%, 6–1–26	618	654
3.000%, 10–1–27	4,755	4,992
2.500%, 11–1–27	1,203	1,241
2.500%, 10–1–28	705	730
6.000%, 8–1–29	46	53
7.500%, 5–1–31	18	20
7.000%, 9–1–31	7	9
7.000%, 11–1–31	96	112
6.500%, 12–1–31	9	11
6.500%, 2–1–32	91	105
7.000%, 2–1–32	72	86
7.000%, 3–1–32	107	129
6.500%, 4–1–32	18	22
6.500%, 5–1–32	36	42
6.500%, 7–1–32	11	13
6.500%, 8–1–32	18	22
6.000%, 9–1–32	21	25
6.500%, 9–1–32	42	48

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
6.000%, 10–1–32	$343	$401
6.500%, 10–1–32	44	52
6.000%, 11–1–32	251	295
3.500%, 12–1–32	1,877	2,002
6.000%, 3–1–33	445	522
5.500%, 4–1–33	304	350
6.000%, 4–1–33	16	19
5.500%, 5–1–33	32	37
6.000%, 6–1–33	74	85
6.500%, 8–1–33	16	19
6.000%, 10–1–33	40	46
6.000%, 12–1–33	84	98
5.500%, 1–1–34	150	170
6.000%, 1–1–34	47	54
5.000%, 3–1–34	293	330
5.500%, 3–1–34	29	34
5.500%, 4–1–34	29	33
5.000%, 5–1–34	17	19
6.000%, 8–1–34	75	87
5.500%, 9–1–34	238	273
6.000%, 9–1–34	92	106
6.500%, 9–1–34	193	222
5.500%, 11–1–34	308	350
6.000%, 11–1–34	133	154
6.500%, 11–1–34	9	11
5.000%, 12–1–34	433	486
5.500%, 1–1–35	301	344
5.500%, 2–1–35	701	805
6.500%, 3–1–35	170	204
5.000%, 4–1–35	81	91
5.500%, 4–1–35	167	190
4.500%, 5–1–35	242	266
5.500%, 6–1–35	8	8
4.500%, 7–1–35	237	260
5.000%, 7–1–35	583	653
5.500%, 7–1–35	74	84
5.500%, 8–1–35	9	10
5.500%, 10–1–35	319	369
5.500%, 11–1–35	173	197
5.500%, 12–1–35	186	211
5.000%, 2–1–36	45	50
5.500%, 2–1–36	91	97
6.500%, 2–1–36	39	45
5.500%, 9–1–36	214	243
5.500%, 11–1–36	85	97
6.000%, 11–1–36	60	69
6.000%, 1–1–37	43	50
6.000%, 5–1–37	113	133
5.500%, 6–1–37	59	68
6.000%, 8–1–37	57	66
6.000%, 9–1–37	70	82
7.000%, 10–1–37	17	18
5.500%, 3–1–38	208	242
5.000%, 4–1–38	280	318
5.500%, 5–1–38	59	67
6.000%, 10–1–38	192	222
6.000%, 12–1–38	119	138
4.500%, 6–1–39	169	188
5.000%, 12–1–39	382	433
5.500%, 12–1–39	251	287
5.000%, 3–1–40	899	1,014
6.000%, 6–1–40	113	129

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
4.500%, 10–1–40	$766	$843
4.000%, 12–1–40	1,119	1,206
3.500%, 4–1–41	1,959	2,091
4.000%, 4–1–41	1,272	1,387
4.500%, 4–1–41	1,963	2,175
5.000%, 4–1–41	234	266
4.500%, 7–1–41	1,037	1,139
4.000%, 8–1–41	836	901
4.000%, 9–1–41	1,343	1,461
3.500%, 10–1–41 TBA	1,285	1,356
4.000%, 10–1–41 TBA	5,467	5,893
3.500%, 11–1–41	3,286	3,510
3.500%, 1–1–42	4,122	4,370
3.000%, 3–1–42	1,214	1,264
3.500%, 4–1–42	5,973	6,325
3.500%, 8–1–42	1,981	2,114
3.000%, 9–1–42	2,090	2,186
3.000%, 10–1–42	3,580	3,722
3.500%, 1–1–43	1,084	1,148
3.500%, 2–1–43	1,435	1,545
3.500%, 3–1–43	2,015	2,166
3.000%, 5–1–43	7,215	7,524
4.000%, 1–1–44	1,233	1,360
4.000%, 4–1–44	3,453	3,710
3.500%, 5–1–45	2,165	2,288
3.500%, 6–1–45	2,096	2,230
3.500%, 7–1–45	1,601	1,691
3.500%, 8–1–45	2,273	2,409
3.500%, 9–1–45	1,386	1,467
3.000%, 12–1–45	1,440	1,498
3.000%, 1–1–46	3,844	4,001
Government National Mortgage Association Agency REMIC/CMO:
0.643%, 7–16–40 (B)(C)	121	—	*
0.000%, 3–16–42 (B)(C)	616	—	*
0.009%, 6–17–45 (B)(C)	398	—	*
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	56	62
4.000%, 8–20–31	693	749
5.000%, 7–15–33	175	197
5.000%, 7–15–34	123	138
5.500%, 12–15–34	159	182
5.000%, 1–15–35	170	191
3.250%, 11–20–35	667	708
5.000%, 12–15–35	288	324
4.000%, 6–20–36	1,071	1,158
5.500%, 7–15–38	166	191
5.500%, 10–15–38	201	231
5.500%, 2–15–39	58	66
5.000%, 12–15–39	145	165
5.000%, 1–15–40	934	1,045
4.500%, 6–15–40	480	540
5.000%, 7–15–40	227	255
4.000%, 12–20–40	570	635
4.000%, 1–15–41	745	804
4.000%, 10–15–41	456	493
3.500%, 10–20–43	1,881	2,002
3.000%, 10–1–44	365	382
4.000%, 12–20–44	742	796
3.500%, 2–20–45	3,318	3,525

16	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
3.000%, 3–15–45	$3,622	$3,798
3.000%, 3–20–45	2,061	2,163
3.500%, 3–20–45	2,218	2,357
3.500%, 4–20–45	5,004	5,317
3.500%, 4–20–46	1,489	1,583
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 1,
7.242%, 2–15–25 (B)	64	72
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 2,
7.793%, 2–15–25	17	19

		197,635

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 24.9%		$197,635
(Cost: $192,148)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 10.3%
U.S. Treasury Bonds:
5.375%, 2–15–31 (D)	4,940	7,215
2.500%, 5–15–46	14,407	14,960

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
U.S. Treasury Notes:
0.875%, 5–15–19	$6,075	$6,078
0.750%, 7–15–19	1,410	1,405
0.875%, 9–15–19	400	400
1.125%, 8–31–21	21,016	20,996
1.375%, 8–31–23	25,540	25,469
1.500%, 8–15–26	4,750	4,707

		81,230

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 10.3%		$81,230
(Cost: $79,493)

SHORT-TERM SECURITIES
Commercial Paper (E) – 4.5%
BorgWarner, Inc.,
0.700%, 10–6–16	5,000	4,999
Campbell Soup Co.,
0.590%, 10–3–16	8,000	8,000
J.M. Smucker Co. (The),
0.700%, 10–3–16	9,800	9,799
John Deere Canada ULC (GTD by Deere & Co.),
0.450%, 11–7–16	5,000	4,998
Virginia Electric and Power Co.,
0.690%, 10–19–16	5,000	4,998

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (E) (Continued)
Wisconsin Electric Power Co.,
0.490%, 10–4–16	$2,444	$2,444

		35,238

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (F)	2,634	2,634

Municipal Obligations – 0.6%
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008A (GTD by U.S. Bank N.A.),
0.800%, 10–7–16 (F)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 5.4%		$42,872
(Cost: $42,873)

TOTAL INVESTMENT SECURITIES – 102.3%		$810,959
(Cost: $788,655)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.3)%		(18,457)

NET ASSETS – 100.0%		$792,502

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $145,221 or 18.3% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	All or a portion of securities with an aggregate value of $409 have been pledged as collateral on open futures contracts.

(E)	Rate shown is the yield to maturity at September 30, 2016.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at September 30, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	Short	12–30–16	240	$(31,470)	$(171)
U.S. 5-Year Treasury Note	Long	1–5–17	459	55,776	267

				$24,306	$96

2016	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	IVY BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$7,331	$1,545	$—
Asset-Backed Securities	—	97,728	665
Corporate Debt Securities	—	325,058	—
Mortgage-Backed Securities	—	46,824	—	*
Municipal Bonds	—	10,071	—
United States Government Agency Obligations	—	197,635	—
United States Government Obligations	—	81,230	—
Short-Term Securities	—	42,872	—
Total	$7,331	$802,963	$665
Futures Contracts	$267	$—	$—

Liabilities
Futures Contracts	$171	$—	$—

During the period ended September 30, 2016, securities totaling $1 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

See Accompanying Notes to Financial Statements.

18	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY CORE EQUITY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	99.4%
Information Technology	24.0%
Consumer Discretionary	15.5%
Consumer Staples	13.1%
Health Care	12.0%
Energy	11.2%
Industrials	8.9%
Financials	6.7%
Real Estate	4.0%
Materials	2.4%
Telecommunication Services	1.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.6%

Lipper Rankings

Category: Lipper Large-Cap Core Funds	Rank	Percentile
1 Year	623/854	73
3 Year	633/769	83
5 Year	454/684	67
10 Year	95/535	18

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Philip Morris International, Inc.	Consumer Staples	Tobacco
Microsoft Corp.	Information Technology	Systems Software
Halliburton Co.	Energy	Oil & Gas Equipment & Services
NXP Semiconductors N.V.	Information Technology	Semiconductors
Union Pacific Corp.	Industrials	Railroads
Kraft Foods Group, Inc.	Consumer Staples	Packaged Foods & Meats
Cimarex Energy Co.	Energy	Oil & Gas Exploration & Production
Shire Pharmaceuticals Group plc ADR	Health Care	Biotechnology
Adobe Systems, Inc.	Information Technology	Application Software
American Tower Corp., Class A	Real Estate	Specialized REITs

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	IVY CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 3.5%
Johnson Controls, Inc.	431	$20,071
Magna International, Inc.	379	16,278

		36,349

Broadcasting – 1.2%
CBS Corp., Class B	227	12,442

Cable & Satellite – 2.4%
Comcast Corp., Class A	370	24,526

Home Improvement Retail – 1.3%
Home Depot, Inc. (The)	107	13,724

Housewares & Specialties – 1.9%
Newell Rubbermaid, Inc.	384	20,195

Internet & Direct Marketing Retail – 2.7%
Amazon.com, Inc. (A)	34	28,064

Movies & Entertainment – 1.5%
Twenty-First Century Fox, Inc., Class A	629	15,237

Restaurants – 1.0%
Chipotle Mexican Grill, Inc., Class A (A)	24	10,291

Total Consumer Discretionary – 15.5%		160,828
Consumer Staples

Brewers – 2.7%
Molson Coors Brewing Co., Class B	260	28,559

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corp.	79	12,003

Packaged Foods & Meats – 5.7%
Kellogg Co.	189	14,626
Kraft Foods Group, Inc.	330	29,574
Mead Johnson Nutrition Co.	184	14,522

		58,722

Tobacco – 3.5%
Philip Morris International, Inc.	378	36,727

Total Consumer Staples – 13.1%		136,011
Energy

Oil & Gas Drilling – 1.3%
Helmerich & Payne, Inc.	189	12,726

Oil & Gas Equipment & Services – 3.1%
Halliburton Co.	721	32,352

Oil & Gas Exploration & Production – 6.8%
Cabot Oil & Gas Corp.	754	19,445
Cimarex Energy Co.	217	29,217

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production (Continued)
EOG Resources, Inc.	228	$22,089

		70,751

Total Energy – 11.2%		115,829
Financials

Financial Exchanges & Data – 2.1%
CME Group, Inc.	210	21,991

Multi-Line Insurance – 2.3%
American International Group, Inc.	404	23,956

Other Diversified Financial Services – 2.3%
JPMorgan Chase & Co.	359	23,892

Total Financials – 6.7%		69,839
Health Care

Biotechnology – 4.6%
Alexion Pharmaceuticals, Inc. (A)	154	18,912
Shire Pharmaceuticals Group plc ADR	150	29,072

		47,984

Health Care Facilities – 1.9%
HCA Holdings, Inc. (A)	258	19,490

Pharmaceuticals – 5.5%
Allergan plc (A)	109	25,217
Bristol-Myers Squibb Co.	207	11,151
Teva Pharmaceutical Industries Ltd. ADR	463	21,282

		57,650

Total Health Care – 12.0%		125,124
Industrials

Aerospace & Defense – 1.3%
Rockwell Collins, Inc.	156	13,182

Railroads – 6.5%
Canadian Pacific Railway Ltd.	104	15,943
Kansas City Southern	217	20,250
Union Pacific Corp.	322	31,416

		67,609

Trucking – 1.1%
J.B. Hunt Transport Services, Inc.	144	11,660

Total Industrials – 8.9%		92,451
Information Technology

Application Software – 2.8%
Adobe Systems, Inc. (A)	266	28,904

Data Processing & Outsourced Services – 4.8%
MasterCard, Inc., Class A	247	25,139
Visa, Inc., Class A	299	24,728

		49,867

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services – 4.9%
Alibaba Group Holding Ltd. ADR (A)	226	$23,877
Facebook, Inc., Class A (A)	214	27,411

		51,288

Semiconductor Equipment – 2.8%
Applied Materials, Inc.	947	28,540

Semiconductors – 5.2%
Analog Devices, Inc.	338	21,797
NXP Semiconductors N.V. (A)	314	32,047

		53,844

Systems Software – 3.5%
Microsoft Corp.	637	36,691

Total Information Technology – 24.0%		249,134
Materials

Industrial Gases – 1.1%
Air Products and Chemicals, Inc.	75	11,200

Specialty Chemicals – 1.3%
Sherwin-Williams Co. (The)	48	13,391

Total Materials – 2.4%		24,591
Real Estate

Specialized REITs – 4.0%
American Tower Corp., Class A	254	28,831
Crown Castle International Corp.	132	12,417

		41,248

Total Real Estate – 4.0%		41,248
Telecommunication Services

Alternative Carriers – 1.6%
Level 3 Communications, Inc. (A)	371	17,198

Total Telecommunication Services – 1.6%		17,198

TOTAL COMMON STOCKS – 99.4%		$1,032,253
(Cost: $873,805)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.7%
Northern Illinois Gas Co.,
0.420%, 10-3–16	$7,107	7,106

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (C)	2,009	2,009

20	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Value

TOTAL SHORT-TERM SECURITIES – 0.9%	$9,115
(Cost: $9,116)

TOTAL INVESTMENT SECURITIES – 100.3%	$1,041,368
(Cost: $882,921)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%	(3,537)

NET ASSETS – 100.0%	$1,037,831

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,032,253	$—	$—
Short-Term Securities	—	9,115	—
Total	$1,032,253	$9,115	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	21

PORTFOLIO HIGHLIGHTS	IVY CUNDILL GLOBAL VALUE FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	100.0%
Financials	28.5%
Industrials	15.9%
Energy	12.1%
Consumer Discretionary	11.9%
Health Care	11.5%
Information Technology	9.0%
Materials	5.3%
Consumer Staples	3.1%
Telecommunication Services	1.7%
Real Estate	1.0%
Cash and Other Assets (Net of Liabilities)	0.0%

Lipper Rankings

Category: Lipper Global Multi-Cap Value Funds	Rank	Percentile
1 Year	103/110	93
3 Year	72/75	95
5 Year	49/56	86
10 Year	32/36	87

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	67.1%
United States	61.7%
Canada	5.4%
Europe	18.8%
France	6.1%
Other Europe	12.7%
Pacific Basin	14.1%
Japan	6.2%
South Korea	4.2%
Other Pacific Basin	3.7%
Cash and Other Assets (Net of Liabilities)	0.0%

Top 10 Equity Holdings

Company	Country	Sector	Industry
American International Group, Inc.	United States	Financials	Multi-Line Insurance
Citigroup, Inc.	United States	Financials	Other Diversified Financial Services
Chesapeake Energy Corp., 5.750%, Cumulative	United States	Energy	Oil & Gas Exploration & Production
Wells Fargo & Co.	United States	Financials	Diversified Banks
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	Germany	Financials	Reinsurance
Deere & Co.	United States	Industrials	Construction Machinery & Heavy Trucks
Goldman Sachs Group, Inc. (The)	United States	Financials	Investment Banking & Brokerage
Bank of America Corp.	United States	Financials	Diversified Banks
International Business Machines Corp.	United States	Information Technology	IT Consulting & Other Services
Apache Corp.	United States	Energy	Oil & Gas Exploration & Production

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

22	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY CUNDILL GLOBAL VALUE FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Consumer Discretionary – 1.7%
Magna International, Inc.	79	$3,399

Energy – 2.1%
Cenovus Energy, Inc.	287	4,123

Materials – 1.6%
Canfor Corp. (A)	285	3,167

Total Canada – 5.4%		10,689
China

Information Technology – 0.7%
Baidu.com, Inc. ADR (A)	7	1,357

Total China – 0.7%		1,357
France

Health Care – 2.0%
Sanofi-Aventis	52	3,963

Industrials – 4.1%
Compagnie de Saint-Gobain	93	4,025
Vinci	53	4,091

		8,116

Total France – 6.1%		12,079
Germany

Financials – 3.4%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	37	6,861

Total Germany – 3.4%		6,861
Hong Kong

Financials – 2.0%
First Pacific Co. Ltd.	5,655	4,024

Real Estate – 1.0%
Cheung Kong (Holdings) Ltd.	158	2,009

Total Hong Kong – 3.0%		6,033
Italy

Consumer Discretionary – 2.6%
Mediaset S.p.A.	1,651	5,181

Total Italy – 2.6%		5,181
Japan

Consumer Discretionary – 3.4%
Honda Motor Co. Ltd.	191	5,433
SANKYO Co. Ltd.	40	1,357

		6,790

COMMON STOCKS (Continued)	Shares	Value
Information Technology – 1.1%
Hitachi Ltd.	474	$2,191

Telecommunication Services – 1.7%
SoftBank Group Corp.	54	3,447

Total Japan – 6.2%		12,428
Luxembourg

Energy – 1.7%
Tenaris S.A.	240	3,418

Total Luxembourg – 1.7%		3,418
South Korea

Information Technology – 2.1%
Samsung Electronics Co. Ltd.	3	4,148

Materials – 2.1%
POSCO	21	4,282

Total South Korea – 4.2%		8,430
Switzerland

Health Care – 2.1%
Novartis AG, Registered Shares	52	4,088

Total Switzerland – 2.1%		4,088
United Kingdom

Industrials – 2.9%
G4S plc	1,302	3,844
Weir Group plc (The)	90	1,990

		5,834

Total United Kingdom – 2.9%		5,834
United States

Consumer Discretionary – 4.2%
TRI Pointe Group, Inc. (A)	320	4,217
Twenty-First Century Fox, Inc., Class A	172	4,170

		8,387

Consumer Staples – 3.1%
CVS Caremark Corp.	44	3,948
Wal-Mart Stores, Inc.	32	2,310

		6,258

Energy – 3.8%
Apache Corp.	87	5,537
Rowan Cos., Inc.	127	1,932

		7,469

Financials – 23.1%
American International Group, Inc.	240	14,238
Bank of America Corp.	388	6,070
Citigroup, Inc. (B)	257	12,150
Goldman Sachs Group, Inc. (The)	38	6,086

COMMON STOCKS (Continued)	Shares	Value
Financials (Continued)
Wells Fargo & Co.	170	$7,549

		46,093

Health Care – 7.4%
Da Vita, Inc. (A)	80	5,278
HCA Holdings, Inc. (A)	67	5,047
McKesson Corp.	26	4,418

		14,743

Industrials – 8.9%
Deere & Co.	76	6,482
Nielsen Holdings plc	38	2,015
Union Pacific Corp.	50	4,841
Westinghouse Air Brake Technologies Corp.	55	4,498

		17,836

Information Technology – 5.1%
International Business Machines Corp.	38	6,054
Oracle Corp.	107	4,201

		10,255

Materials – 1.6%
Axalta Coating Systems Ltd. (A)	113	3,207

Total United States – 57.2%		114,248

TOTAL COMMON STOCKS – 95.5%		$190,646
(Cost: $169,406)

PREFERRED STOCKS
United States

Energy – 4.5%
Chesapeake Energy Corp., 5.750%, Cumulative, Series A	15	7,817
Chesapeake Energy Corp., 5.750%, Cumulative	2	1,220

Total United States – 4.5%		9,037

TOTAL PREFERRED STOCKS – 4.5%		$9,037
(Cost: $13,390)

TOTAL INVESTMENT SECURITIES – 100.0%		$199,683
(Cost: $182,796)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(27)

NET ASSETS – 100.0%		$199,656

2016	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	IVY CUNDILL GLOBAL VALUE FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $269 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	579,100	U.S. Dollar	5,748	11–30–16	Morgan Stanley International	$24	$—
Japanese Yen	576,410	U.S. Dollar	5,666	12–7–16	Morgan Stanley International	—	34
Euro	11,400	U.S. Dollar	12,816	12–23–16	Morgan Stanley International	—	39
Euro	805	U.S. Dollar	902	12–16–16	State Street Global Markets	—	6

						$24	$79

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$190,646	$—	$—
Preferred Stocks	1,220	7,817	—
Total	$191,866	$7,817	$—
Forward Foreign Currency Contracts	$—	$24	$—

Liabilities
Forward Foreign Currency Contracts	$—	$79	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

Market Sector Diversification

(as a % of net assets)
Financials	28.5%
Industrials	15.9%
Energy	12.1%
Consumer Discretionary	11.9%
Health Care	11.5%
Information Technology	9.0%
Materials	5.3%
Consumer Staples	3.1%
Telecommunication Services	1.7%
Real Estate	1.0%
Other+	0.0%

+	Includes cash and other assets (net of liabilities)

See Accompanying Notes to Financial Statements.

24	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY DIVIDEND OPPORTUNITIES FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	90.2%
Information Technology	14.6%
Health Care	12.7%
Industrials	11.8%
Financials	11.0%
Consumer Discretionary	10.2%
Energy	9.3%
Consumer Staples	7.7%
Materials	6.2%
Real Estate	4.7%
Utilities	2.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	9.8%

Lipper Rankings

Category: Lipper Equity Income Funds	Rank	Percentile
1 Year	423/512	83
3 Year	316/434	73
5 Year	186/312	60
10 Year	150/208	72

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Pfizer, Inc.	Health Care	Pharmaceuticals
Microsoft Corp.	Information Technology	Systems Software
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Teva Pharmaceutical Industries Ltd. ADR	Health Care	Pharmaceuticals
Chevron Corp.	Energy	Integrated Oil & Gas
Philip Morris International, Inc.	Consumer Staples	Tobacco
Comcast Corp., Class A	Consumer Discretionary	Cable & Satellite
General Electric Co.	Industrials	Industrial Conglomerates
Enterprise Products Partners L.P.	Energy	Oil & Gas Storage & Transportation
Union Pacific Corp.	Industrials	Railroads

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	IVY DIVIDEND OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Advertising – 1.6%
Omnicom Group, Inc.	68	$5,754

Apparel Retail – 0.6%
Limited Brands, Inc.	33	2,304

Cable & Satellite – 2.5%
Comcast Corp., Class A	140	9,301

Casinos & Gaming – 0.6%
International Game Technology plc	95	2,320

Home Improvement Retail – 1.7%
Home Depot, Inc. (The)	49	6,286

Housewares & Specialties – 1.6%
Newell Rubbermaid, Inc.	109	5,748

Restaurants – 1.6%
McDonalds Corp.	53	6,108

Total Consumer Discretionary – 10.2%		37,821
Consumer Staples

Brewers – 1.6%
Anheuser-Busch InBev S.A. ADR	46	6,019

Drug Retail – 1.7%
CVS Caremark Corp.	71	6,292

Packaged Foods & Meats – 1.8%
Unilever plc (A)	138	6,541

Tobacco – 2.6%
Philip Morris International, Inc.	99	9,644

Total Consumer Staples – 7.7%		28,496
Energy

Integrated Oil & Gas – 4.8%
Chevron Corp.	95	9,731
Suncor Energy, Inc.	293	8,142

		17,873

Oil & Gas Exploration & Production – 1.9%
Noble Energy, Inc.	193	6,914

Oil & Gas Storage & Transportation – 2.6%
Enterprise Products Partners L.P.	318	8,779
Noble Midstream Partners L.P. (B)	38	1,074

		9,853

Total Energy – 9.3%		34,640
Financials

Diversified Banks – 1.0%
Wells Fargo & Co.	82	3,609

Investment Banking & Brokerage – 0.9%
Morgan Stanley	102	3,280

COMMON STOCKS (Continued)	Shares	Value
Multi-Line Insurance – 2.2%
American International Group, Inc.	136	$8,076

Other Diversified Financial Services – 3.8%
JPMorgan Chase & Co.	216	14,377

Property & Casualty Insurance – 1.8%
ACE Ltd.	53	6,634

Regional Banks – 1.3%
KeyCorp	303	3,691
PNC Financial Services Group, Inc. (The)	13	1,158

		4,849

Total Financials – 11.0%		40,825
Health Care

Health Care Equipment – 2.1%
Medtronic plc	90	7,761

Managed Health Care – 1.8%
Anthem, Inc.	53	6,654

Pharmaceuticals – 8.8%
Bristol-Myers Squibb Co.	58	3,114
Pfizer, Inc.	499	16,884
Teva Pharmaceutical Industries Ltd. ADR	276	12,690

		32,688

Total Health Care – 12.7%		47,103
Industrials

Aerospace & Defense – 3.9%
BAE Systems plc (A)	704	4,781
Boeing Co. (The)	23	3,083
Honeywell International, Inc.	58	6,779

		14,643

Construction Machinery & Heavy Trucks – 1.2%
PACCAR, Inc.	73	4,276

Industrial Conglomerates – 2.4%
General Electric Co.	305	9,033

Industrial Machinery – 1.0%
Eaton Corp.	59	3,903

Railroads – 2.2%
Union Pacific Corp.	84	8,149

Research & Consulting Services – 1.1%
Nielsen Holdings plc	75	4,015

Total Industrials – 11.8%		44,019
Information Technology

Communications Equipment – 4.0%
Harris Corp.	86	7,846

COMMON STOCKS (Continued)	Shares	Value
Communications Equipment (Continued)
Nokia Corp., Series A ADR	1,192	$6,902

		14,748

Data Processing & Outsourced Services – 0.9%
Paychex, Inc.	61	3,556

Semiconductor Equipment – 1.3%
Applied Materials, Inc.	158	4,768

Semiconductors – 4.2%
Analog Devices, Inc.	124	8,017
Cypress Semiconductor Corp.	626	7,616

		15,633

Systems Software – 4.2%
Microsoft Corp.	274	15,783

Total Information Technology – 14.6%		54,488
Materials

Diversified Chemicals – 2.8%
Dow Chemical Co. (The)	71	3,659
PPG Industries, Inc.	67	6,889

		10,548

Industrial Gases – 1.7%
Air Products and Chemicals, Inc.	42	6,380

Paper Packaging – 1.7%
International Paper Co.	131	6,281

Total Materials – 6.2%		23,209
Real Estate

Industrial REITs – 1.0%
ProLogis	71	3,791

Specialized REITs – 3.7%
Communications Sales & Leasing, Inc.	108	3,388
Crown Castle International Corp.	82	7,711
Life Storage, Inc.	30	2,668

		13,767

Total Real Estate – 4.7%		17,558
Utilities

Electric Utilities – 2.0%
Exelon Corp.	162	5,388
PPL Corp.	64	2,200

		7,588

Total Utilities – 2.0%		7,588

TOTAL COMMON STOCKS – 90.2%		$335,747
(Cost: $269,539)

26	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY DIVIDEND OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (C) – 5.8%
Northern Illinois Gas Co.,
0.420%, 10–3–16	$9,714	$9,713
United Technologies Corp.,
0.850%, 11–16–16	5,000	4,995
Virginia Electric and Power Co.:
0.690%, 10–19–16	5,000	4,998
0.720%, 11–2–16	2,000	1,999

		21,705

Master Note – 0.9%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (D)	3,408	3,408

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – 3.1%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.840%, 10–7–16 (D)	$9,000	$9,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.),
0.780%, 10–7–16 (D)	2,500	2,500

		11,500

TOTAL SHORT-TERM SECURITIES – 9.8%		$36,613
(Cost: $36,614)

TOTAL INVESTMENT SECURITIES – 100.0%		$372,360
(Cost: $306,153)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		4

NET ASSETS – 100.0%		$372,364

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$335,747	$—	$—
Short-Term Securities	—	36,613	—
Total	$335,747	$36,613	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	27

PORTFOLIO HIGHLIGHTS	IVY EMERGING MARKETS EQUITY FUNDS

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	99.2%
Information Technology	32.1%
Financials	15.4%
Consumer Discretionary	14.3%
Consumer Staples	11.1%
Energy	6.9%
Materials	5.6%
Health Care	5.5%
Real Estate	3.0%
Utilities	2.4%
Industrials	1.9%
Telecommunication Services	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.8%

Lipper Rankings

Category: Lipper Emerging Markets Funds	Rank	Percentile
1 Year	199/839	24
3 Year	18/587	4
5 Year	53/424	13
10 Year	36/170	22

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Pacific Basin	63.6%
South Korea	17.6%
China	14.2%
India	10.5%
Taiwan	8.9%
Other Pacific Basin	12.4%
South America	18.8%
Brazil	18.8%
Europe	9.7%
Russia	7.3%
Other Europe	2.4%
North America	4.0%
Other	3.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.8%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Samsung Electronics Co. Ltd.	South Korea	Information Technology	Semiconductors
Sberbank of Russia ADR	Russia	Financials	Diversified Banks
Raia Drogasil S.A.	Brazil	Consumer Staples	Drug Retail
Petroleo Brasileiro S.A.	Brazil	Energy	Integrated Oil & Gas
Naspers Ltd., Class N	South Africa	Consumer Discretionary	Cable & Satellite
Alibaba Group Holding Ltd. ADR	China	Information Technology	Internet Software & Services
Tencent Holdings Ltd.	China	Information Technology	Internet Software & Services
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	Information Technology	Semiconductors
Largan Precision Co. Ltd.	Taiwan	Information Technology	Electronic Components
PJSC LUKOIL ADR	Russia	Energy	Integrated Oil & Gas

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

28	SEMIANNUAL REPORT	2016

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY EMERGING MARKETS EQUITY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Brazil

Consumer Discretionary – 1.0%
Kroton Educacional S.A.	1,316	$6,031

Consumer Staples – 5.0%
Hypermarcas S.A.	985	8,522
Raia Drogasil S.A.	1,014	20,846

		29,368

Energy – 3.2%
Petroleo Brasileiro S.A. (A)	4,564	19,227

Financials – 4.7%
Banco Bradesco S.A.	1,070	9,855
Banco do Brasil S.A.	880	6,209
Itau Unibanco Holdings S.A.	1,089	11,971

		28,035

Information Technology – 1.6%
MercadoLibre, Inc.	51	9,458

Materials – 1.3%
Vale S.A.	1,401	7,705

Real Estate – 1.0%
BRMalls Participacoes S.A. (A)	1,504	5,725

Utilities – 1.0%
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP	617	5,732

Total Brazil – 18.8%		111,281
China

Consumer Discretionary – 2.6%
Brilliance China Automotive Holdings Ltd.	6,982	7,831
BYD Co. Ltd., H Shares (A)	1,098	7,206

		15,037

Consumer Staples – 1.4%
WH Group Ltd.	10,492	8,441

Information Technology – 10.2%
Alibaba Group Holding Ltd. ADR (A)	174	18,457
Baidu.com, Inc. ADR (A)	38	6,866
NetEase.com, Inc. ADR	31	7,496
Sunny Optical Technology (Group) Co. Ltd.	2,185	10,787
Tencent Holdings Ltd.	619	16,998

		60,604

Total China – 14.2%		84,082
Hong Kong

Consumer Staples – 1.2%
China Resources Beer (Holdings) Co. Ltd.	3,227	6,848

COMMON STOCKS (Continued)	Shares	Value
Information Technology – 1.4%
AAC Technologies Holdings, Inc.	853	$8,567

Total Hong Kong – 2.6%		15,415
India

Consumer Discretionary – 3.4%
Maruti Suzuki India Ltd.	165	13,582
Page Industries Ltd.	30	6,797

		20,379

Consumer Staples – 1.0%
ITC Ltd.	1,712	6,206

Financials – 3.6%
Axis Bank Ltd.	876	7,123
HDFC Bank Ltd.	435	8,315
YES BANK Ltd.	310	5,834

		21,272

Health Care – 1.5%
Biocon Ltd.	618	8,658

Industrials – 1.0%
Larsen & Toubro Ltd.	263	5,662

Total India – 10.5%		62,177
Indonesia

Financials – 1.4%
PT Bank Mandiri (Persero) Tbk	9,382	8,051

Real Estate – 1.0%
PT Lippo Karawaci Tbk	81,662	6,195

Telecommunication Services – 1.0%
PT Telekomunikasi Indonesia Persero Tbk	17,424	5,754

Total Indonesia – 3.4%		20,000
Malaysia

Industrials – 0.9%
AirAsia Berhad	7,942	5,358

Total Malaysia – 0.9%		5,358
Mexico

Materials – 2.8%
CEMEX S.A.B. de C.V. (A)	9,982	7,923
Mexichem S.A.B. de C.V.	3,969	8,869

		16,792

Total Mexico – 2.8%		16,792

COMMON STOCKS (Continued)	Shares	Value
Netherlands

Information Technology – 2.4%
Yandex N.V., Class A (A)	680	$14,306

Total Netherlands – 2.4%		14,306
Philippines

Materials – 1.0%
Cemex Holdings Philippines, Inc. (A)	22,878	5,661

Total Philippines – 1.0%		5,661
Russia

Consumer Staples – 1.0%
Magnit PJSC GDR	135	5,641

Energy – 2.5%
PJSC LUKOIL ADR	304	14,797

Financials – 3.8%
Sberbank of Russia ADR	2,428	22,769

Total Russia – 7.3%		43,207
South Africa

Consumer Discretionary – 3.1%
Naspers Ltd., Class N	108	18,671

Total South Africa – 3.1%		18,671
South Korea

Consumer Discretionary – 1.1%
Hanssem Co. Ltd. Corp.	40	6,444

Consumer Staples – 1.5%
Cosmax, Inc.	67	9,186

Health Care – 4.0%
Celltrion, Inc.	96	9,266
Hugel, Inc. (A)	12	4,623
Vieworks Co. Ltd.	163	9,623

		23,512

Information Technology – 9.1%
Naver Corp.	16	13,101
Samsung Electronics Co. Ltd.	21	30,455
SK hynix, Inc.	289	10,541

		54,097

Materials – 0.5%
POSCO	15	2,999

Utilities – 1.4%
Korea Electric Power Corp.	171	8,361

Total South Korea – 17.6%		104,599

2016	SEMIANNUAL REPORT	29

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY EMERGING MARKETS EQUITY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Taiwan

Consumer Discretionary – 1.5%
Eclat Textile Co. Ltd.	761	$9,080

Information Technology – 7.4%
Advanced Semiconductor Engineering, Inc.	4,909	5,889
Hon Hai Precision Industry Co. Ltd.	2,305	5,808
Largan Precision Co. Ltd.	127	15,315
Taiwan Semiconductor Manufacturing Co. Ltd.	2,860	16,652

		43,664

Total Taiwan – 8.9%		52,744
Thailand

Consumer Discretionary – 1.6%
Minor International Public Co. Ltd.	8,551	9,624

Total Thailand – 1.6%		9,624

COMMON STOCKS (Continued)	Shares	Value
Turkey

Financials – 1.9%
Akbank T.A.S.	2,106	$5,642
Turkiye Garanti Bankasi Anonim Sirketi	2,159	5,721

		11,363

Real Estate – 1.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	5,763	5,839

Total Turkey – 2.9%		17,202
United States

Energy – 1.2%
Halliburton Co.	165	7,410

Total United States – 1.2%		7,410

TOTAL COMMON STOCKS – 99.2%		$588,529
(Cost: $458,902)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 0.7%
Toyota Motor Credit Corp.
0.600%, 10-5-16 (B)	$3,958	$3,958

TOTAL SHORT-TERM SECURITIES – 0.7%		$3,958
(Cost: $3,958)

TOTAL INVESTMENT SECURITIES – 99.9%		$592,487
(Cost: $462,860)

CASH AND OTHER ASSETS, NET OF LIABILITIES (C) – 0.1%		620

NET ASSETS – 100.0%		$593,107

Notes to Consolidated Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

(C)	Cash of $2,860 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	17,596	Malaysian Ringgit	72,100	10–26–16	Deutsche Bank AG	$—	$145
U.S. Dollar	19,245	South African Rand	262,240	10–26–16	Deutsche Bank AG	—	217
U.S. Dollar	17,471	Mexican Peso	343,800	10–26–16	Morgan Stanley International	213	—

						$213	$362

The following written options were outstanding at September 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
YPF Sociedad Amonima ADR	UBS AG	Put	2,000	February 2017	$28.00	$2,010	$(1,968)

30	SEMIANNUAL REPORT	2016

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY EMERGING MARKETS EQUITY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$588,529	$—	$—
Short-Term Securities	—	3,958	—
Total	$588,529	$3,958	$—
Forward Foreign Currency Contracts	$—	$213	$—

Liabilities
Forward Foreign Currency Contracts	$—	$362	$—
Written Options	$—	$1,968	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

OTC = Over the Counter

Market Sector Diversification

(as a % of net assets)
Information Technology	32.1%
Financials	15.4%
Consumer Discretionary	14.3%
Consumer Staples	11.1%
Energy	6.9%
Materials	5.6%
Health Care	5.5%
Real Estate	3.0%
Utilities	2.4%
Industrials	1.9%
Telecommunication Services	1.0%
Other+	0.8%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	31

PORTFOLIO HIGHLIGHTS	IVY EUROPEAN OPPORTUNITIES FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	99.1%
Consumer Staples	15.1%
Health Care	14.5%
Industrials	12.3%
Consumer Discretionary	12.1%
Financials	11.3%
Information Technology	9.8%
Energy	9.4%
Materials	5.3%
Utilities	5.1%
Telecommunication Services	3.2%
Real Estate	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.9%

Lipper Rankings

Category: Lipper European Region Funds	Rank	Percentile
1 Year	106/157	68
3 Year	35/104	34
5 Year	60/91	66
10 Year	52/70	74

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Europe	97.5%
France	26.7%
United Kingdom	25.8%
Netherlands	12.0%
Germany	8.6%
Switzerland	7.6%
Ireland	4.9%
Spain	3.9%
Other Europe	8.0%
North America	1.4%
Pacific Basin	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.9%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Shire plc	United Kingdom	Health Care	Pharmaceuticals
CRH plc	Ireland	Materials	Construction Materials
Renault S.A.	France	Consumer Discretionary	Automobile Manufacturers
NXP Semiconductors N.V.	Netherlands	Information Technology	Semiconductors
Thales	France	Industrials	Aerospace & Defense
Marine Harvest ASA	Norway	Consumer Staples	Packaged Foods & Meats
BNP Paribas S.A.	France	Financials	Diversified Banks
Roche Holdings AG, Genusscheine	Switzerland	Health Care	Pharmaceuticals
Royal Dutch Shell plc, Class A	United Kingdom	Energy	Integrated Oil & Gas
Prudential plc	United Kingdom	Financials	Life & Health Insurance

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

32	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY EUROPEAN OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
France

Consumer Discretionary – 6.3%
Compagnie Generale des Etablissements Michelin, Class B	30	$3,350
LVMH Moet Hennessy – Louis Vuitton	7	1,147
Renault S.A.	64	5,292
Valeo S.A.	54	3,152

		12,941

Consumer Staples – 1.5%
Danone	14	1,033
Pernod Ricard	17	2,032

		3,065

Energy – 1.8%
Total S.A.	76	3,607

Financials – 3.9%
Axa S.A.	151	3,208
BNP Paribas S.A.	92	4,734

		7,942

Health Care – 0.2%
Innate Pharma S.A. (A)	42	521

Industrials – 7.2%
Compagnie de Saint-Gobain	63	2,717
Safran	31	2,264
Schneider Electric S.A.	33	2,315
Thales	54	4,961
Vinci	31	2,409

		14,666

Information Technology – 1.6%
Cap Gemini S.A.	33	3,189

Telecommunication Services – 2.0%
Orange S.A.	259	4,045

Utilities – 2.2%
ENGIE	152	2,361
Suez Environment Co.	124	2,040

		4,401

Total France – 26.7%		54,377
Germany

Health Care – 3.1%
Fresenius SE & Co. KGaA	31	2,465
Merck KGaA	36	3,881

		6,346

Industrials – 1.6%
KION Holding 1 GmbH	52	3,347

Information Technology – 2.9%
Infineon Technologies AG	186	3,313
SAP AG	28	2,509

		5,822

COMMON STOCKS (Continued)	Shares	Value
Real Estate – 1.0%
Deutsche Wohnen AG	55	$2,010

Total Germany – 8.6%		17,525
Ireland

Consumer Staples – 1.5%
Glanbia plc	104	2,000
Kerry Group plc, Class A	14	1,136

		3,136

Industrials – 0.5%
Ryanair Holdings plc	78	1,068

Materials – 2.9%
CRH plc	176	5,879

Total Ireland – 4.9%		10,083
Isle Of Man

Information Technology – 1.0%
Paysafe Group plc (A)	344	1,987

Total Isle Of Man – 1.0%		1,987
Malaysia

Consumer Staples – 0.2%
PureCircle Ltd. (A)	107	382

Total Malaysia – 0.2%		382
Netherlands

Consumer Discretionary – 1.7%
Koninklijke Philips Electronics N.V., Ordinary Shares	119	3,528

Consumer Staples – 4.4%
Heineken N.V.	22	1,924
Koninklijke Ahold Delhaize N.V.	174	3,958
Unilever N.V., Certicaaten Van Aandelen	66	3,062

		8,944

Financials – 2.1%
ING Groep N.V., Certicaaten Van Aandelen	342	4,227

Information Technology – 2.5%
NXP Semiconductors N.V. (A)	49	5,006

Materials – 1.3%
Royal DSM Heerlen	40	2,712

Total Netherlands – 12.0%		24,417
Norway

Consumer Staples – 2.3%
Marine Harvest ASA	267	4,770

COMMON STOCKS (Continued)	Shares	Value
Energy – 1.0%
DNO International ASA (A)	1,913	$1,940

Total Norway – 3.3%		6,710
Russia

Energy – 2.0%
PJSC LUKOIL ADR	84	4,096

Total Russia – 2.0%		4,096
Spain

Financials – 1.4%
Banco Bilbao Vizcaya Argentaria S.A.	497	3,008

Health Care – 1.1%
Grifols S.A. ADR	141	2,252

Utilities – 1.4%
Iberdrola S.A.	413	2,810

Total Spain – 3.9%		8,070
Sweden

Financials – 1.7%
Skandinaviska Enskilda Banken AB, Series A	354	3,561

Total Sweden – 1.7%		3,561
Switzerland

Consumer Staples – 1.7%
Nestle S.A., Registered Shares	44	3,449

Health Care – 3.5%
Lonza Group Ltd., Registered Shares	13	2,427
Roche Holdings AG, Genusscheine	19	4,730

		7,157

Information Technology – 1.3%
STMicroelectronics N.V.	321	2,619

Materials – 1.1%
Syngenta AG (A)	5	2,187

Total Switzerland – 7.6%		15,412
United Kingdom

Consumer Discretionary – 4.1%
GKN plc	607	2,519
UBM plc	352	3,254
WPP Group plc	109	2,565

		8,338

Consumer Staples – 3.5%
Diageo plc	72	2,073
Imperial Tobacco Group plc	80	4,125
Reckitt Benckiser Group plc	11	990

		7,188

2016	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS	IVY EUROPEAN OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Energy – 4.6%
Genel Energy plc (A)	1,400	$1,742
Royal Dutch Shell plc, Class A	184	4,553
Tullow Oil plc	927	3,041

		9,336

Financials – 2.2%
Prudential plc	256	4,542

Health Care – 5.2%
AstraZeneca plc	53	3,448
Shire plc	111	7,182

		10,630

Industrials – 3.0%
Ashtead Group plc	192	3,165
BAE Systems plc	440	2,991

		6,156

COMMON STOCKS (Continued)	Shares	Value
Information Technology – 0.5%
JUST EAT plc (A)	133	$922

Telecommunication Services – 1.2%
Vodafone Group plc	821	2,360

Utilities – 1.5%
National Grid plc	214	3,024

Total United Kingdom – 25.8%		52,496
United States

Health Care – 1.4%
Allergan plc (A)	12	2,860

Total United States – 1.4%		2,860

TOTAL COMMON STOCKS – 99.1%		$201,976
(Cost: $189,820)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 0.3%
Toyota Motor Credit Corp.
0.600%, 10–5–16 (B)	$538	$538

TOTAL SHORT-TERM SECURITIES – 0.3%		$538
(Cost: $538)

TOTAL INVESTMENT SECURITIES – 99.4%		$202,514
(Cost: $190,358)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		1,204

NET ASSETS – 100.0%		$203,718

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	9,253	U.S. Dollar	12,134	10–26–16	Citibank N.A.	$136	$—
Euro	24,945	U.S. Dollar	28,090	10–26–16	State Street Global Markets	38	—

						$174	$—

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$201,976	$—	$—
Short-Term Securities	—	538	—
Total	$201,976	$538	$—
Forward Foreign Currency Contracts	$—	$174	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

34	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY EUROPEAN OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

Market Sector Diversification

(as a % of net assets)
Consumer Staples	15.1%
Health Care	14.5%
Industrials	12.3%
Consumer Discretionary	12.1%
Financials	11.3%
Information Technology	9.8%
Energy	9.4%
Materials	5.3%
Utilities	5.1%
Telecommunication Services	3.2%
Real Estate	1.0%
Other+	0.9%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	35

PORTFOLIO HIGHLIGHTS	IVY GLOBAL BOND FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	5.6%
Utilities	2.2%
Energy	1.4%
Financials	1.0%
Information Technology	1.0%
Bonds	89.9%
Corporate Debt Securities	69.0%
United States Government and Government Agency Obligations	16.1%
Loans	2.5%
Other Government Securities	2.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.5%

Quality Weightings

Investment Grade	39.2%
AA	16.1%
A	2.3%
BBB	20.8%
Non-Investment Grade	50.7%
BB	24.0%
B	18.0%
CCC	3.3%
Non-rated	5.4%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	10.1%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Lipper Rankings

Category: Lipper Global Income Funds	Rank	Percentile
1 Year	79/207	38
3 Year	135/192	70
5 Year	60/139	43

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	41.8%
United States	33.2%
Mexico	5.3%
Other North America	3.3%
Europe	26.3%
United Kingdom	8.3%
Luxembourg	6.2%
Netherlands	5.2%
Other Europe	6.6%
South America	18.0%
Brazil	5.4%
Chile	4.5%
Argentina	3.7%
Columbia	3.6%
Other South America	0.8%
Pacific Basin	5.5%
Bahamas/Caribbean	2.2%
Other	1.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.5%

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

36	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Brazil

Utilities – 1.3%
Alupar Investimento S.A.	212	$1,045
Transmissora Alianca de Energia Eletrica S.A.	181	1,162

		2,207

Total Brazil – 1.3%		2,207
Chile

Utilities – 0.4%
Aguas Andinas S.A.	1,051	675

Total Chile – 0.4%		675
Panama

Financials – 1.0%
Banco Latinoamericano de Comercio Exterior S.A.	61	1,715

Total Panama – 1.0%		1,715
United Kingdom

Energy – 1.4%
Royal Dutch Shell plc, Class A	87	2,151
Seadrill Partners LLC	69	242

		2,393

Total United Kingdom – 1.4%		2,393
United States

Information Technology – 1.0%
Intel Corp.	46	1,741

Utilities – 0.5%
PPL Corp.	24	845

Total United States – 1.5%		2,586

TOTAL COMMON STOCKS – 5.6%		$9,576
(Cost: $11,590)

CORPORATE DEBT SECURITIES	Principal
Argentina

Energy – 1.9%
Pan American Energy LLC:
7.875%, 5–7–21	$500	536
7.875%, 5–7–21 (A)	1,000	1,072
YPF Sociedad Anonima:
8.875%, 12–19–18 (A)	1,300	1,440
8.500%, 3–23–21 (A)	250	279

		3,327

Industrials – 0.6%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20	60	65
10.750%, 12–1–20 (A)	828	904

		969

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Utilities – 0.1%
Transportadora de Gas del Sur S.A.
7.875%, 5–14–17	$188	$189

Total Argentina – 2.6%		4,485
Brazil

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (A)(B)	252	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A.
8.500%, 2–20–15 (A)(B)	1,500	30

Industrials – 2.0%
Embraer Overseas Ltd.
6.375%, 1–24–17	2,675	2,702
Odebrecht Drilling Norbe VII/IX Ltd.
6.350%, 6–30–21 (A)	2,119	646

		3,348

Materials – 2.1%
Suzano Trading Ltd.
5.875%, 1–23–21 (A)	2,500	2,612
Vale Overseas Ltd.:
4.625%, 9–15–20	500	514
6.250%, 8–10–26	425	444

		3,570

Total Brazil – 4.1%		6,948
British Virgin Islands

Energy – 0.5%
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (A)	921	797
5.250%, 7–30–18	101	87

		884

Total British Virgin Islands – 0.5%		884
Canada

Financials – 0.7%
Bank of Montreal
1.800%, 7–31–18	1,100	1,108

Total Canada – 0.7%		1,108
Cayman Islands

Financials – 0.5%
Banco Bradesco S.A.
4.500%, 1–12–17 (A)	900	906

Industrials – 0.1%
Odebrecht Offshore Drilling Finance
6.750%, 10–1–22 (A)	428	79

Telecommunication Services – 0.7%
Sable International Finance Ltd.
6.875%, 8–1–22 (A)	1,200	1,245

Total Cayman Islands – 1.3%		2,230

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Chile

Industrials – 1.7%
Guanay Finance Ltd.
6.000%, 12–15–20 (A)		$1,306	$1,334
LATAM Airlines Group S.A.
7.250%, 6–9–20 (A)		1,500	1,537

			2,871

Materials – 2.4%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (A)		2,925	2,998
4.375%, 5–15–23 (A)		1,000	1,043

			4,041

Total Chile – 4.1%			6,912
Columbia

Energy – 1.2%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (C)	COP	6,300,000	2,106

Financials – 1.0%
Banco de Bogota S.A.
5.000%, 1–15–17 (A)		$1,600	1,612

Utilities – 1.4%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (C)	COP	6,930,000	2,377

Total Columbia – 3.6%			6,095
France

Financials – 0.8%
Societe Generale S.A.
5.922%, 4–29–49 (A)		$1,350	1,362

Total France – 0.8%			1,362
Hong Kong

Telecommunication Services – 0.6%
Hutchison Whampoa Ltd.
1.625%, 10–31–17 (A)		1,000	1,001

Total Hong Kong – 0.6%			1,001
India

Financials – 0.7%
ICICI Bank Ltd.
4.750%, 11–25–16 (A)		1,250	1,255

Industrials – 0.8%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7–29–20 (A)		1,300	1,317

Utilities – 0.2%
Tata Electric Co.
8.500%, 8–19–17		250	260

Total India – 1.7%			2,832

2016	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS	IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Indonesia

Utilities – 1.5%
Majapahit Holding B.V.
7.750%, 10–17–16		$2,500	$2,500

Total Indonesia – 1.5%			2,500
Ireland

Energy – 0.5%
Novatek Finance Ltd.
7.750%, 2–21–17 (A)(C)	RUB	55,000	868

Financials – 0.8%
MTS International Funding Ltd.
5.000%, 5–30–23 (A)		$750	783
VEB Finance Ltd.
5.375%, 2–13–17 (A)		600	606

			1,389

Industrials – 0.2%
Russian Railways via RZD Capital Ltd.
8.300%, 4–2–19 (C)	RUB	19,000	297

Telecommunication Services – 0.4%
Mobile TeleSystems OJSC
5.000%, 5–30–23		$700	730

Total Ireland – 1.9%			3,284
Jamaica

Telecommunication Services – 0.4%
Digicel Group Ltd.
6.000%, 4–15–21 (A)		800	712

Total Jamaica – 0.4%			712
Luxembourg

Consumer Discretionary – 1.0%
Altice S.A.
7.625%, 2–15–25 (A)		1,700	1,749

Consumer Staples – 0.3%
Minerva Luxembourg S.A.
6.500%, 9–20–26 (A)		500	491

Financials – 3.2%
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (A)		2,950	3,033
VTB Capital S.A.
6.000%, 4–12–17 (A)		2,335	2,378

			5,411

Information Technology – 1.7%
BC Luxco 1 S.A.:
7.375%, 1–29–20		550	571
7.375%, 1–29–20 (A)		2,200	2,282

			2,853

Total Luxembourg – 6.2%			10,504

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Mexico

Consumer Discretionary – 0.9%
Tenedora Nemak S.A. de C.V.
5.500%, 2–28–23 (A)		$1,500	$1,528

Consumer Staples – 0.6%
Sigma Alimentos S.A. de C.V.
5.625%, 4–14–18 (A)		1,000	1,055

Materials – 3.8%
C5 Capital (SPV) Ltd.
5.115%, 12–29–49 (A)(D)		1,600	1,288
CEMEX S.A.B. de C.V.:
6.500%, 12–10–19 (A)		3,600	3,816
7.250%, 1–15–21 (A)		1,200	1,278

			6,382

Total Mexico – 5.3%			8,965
Netherlands

Consumer Discretionary – 1.0%
VTR Finance B.V.
6.875%, 1–15–24 (A)		1,680	1,739

Consumer Staples – 0.6%
Marfrig Holdings (Europe) B.V.:
6.875%, 6–24–19 (A)		500	509
8.000%, 6–8–23 (A)		550	563

			1,072

Energy – 1.0%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.875%, 3–17–20		1,375	1,389
8.375%, 5–23–21		300	329

			1,718

Materials – 0.4%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7–17–24 (A)		850	727

Telecommunication Services – 0.3%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)(C)	RUB	25,000	395

Utilities – 1.9%
Listrindo Capital B.V.
6.950%, 2–21–19 (A)		$2,550	2,642
Majapahit Holding B.V.
7.750%, 1–20–20 (A)		500	575

			3,217

Total Netherlands – 5.2%			8,868

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Panama

Financials – 1.6%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4–4–17 (A)	$2,700	$2,717

Total Panama – 1.6%		2,717
Peru

Real Estate – 0.8%
InRetail Shopping Malls
5.250%, 10–10–21 (A)	1,300	1,352

Total Peru – 0.8%		1,352
Russia

Materials – 0.7%
Uralkali Finance Ltd.
3.723%, 4–30–18 (A)	1,100	1,097

Total Russia – 0.7%		1,097
Singapore

Consumer Staples – 2.3%
Olam International Ltd.:
5.750%, 9–20–17	1,150	1,174
7.500%, 8–12–20	2,500	2,790

		3,964

Telecommunication Services – 0.9%
TBG Global Pte. Ltd.
4.625%, 4–3–18 (A)	1,500	1,519

Total Singapore – 3.2%		5,483
Spain

Financials – 1.0%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49	1,600	1,638

Total Spain – 1.0%		1,638
United Arab Emirates

Financials – 1.2%
ICICI Bank Ltd.:
4.800%, 5–22–19 (A)	500	533
3.500%, 3–18–20 (A)	1,400	1,448

		1,981

Total United Arab Emirates – 1.2%		1,981
United Kingdom

Financials – 6.3%
Barclays plc
8.250%, 12–29–49	1,500	1,498
HSBC Holdings plc
5.625%, 12–29–49	1,200	1,185

38	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials (Continued)
Royal Bank of Scotland Group plc (The)
7.640%, 3–29–49	$2,000	$1,940
State Bank of India:
4.125%, 8–1–17 (A)	1,200	1,223
3.250%, 4–18–18 (A)	3,750	3,822
3.622%, 4–17–19 (A)	1,000	1,036

		10,704

Materials – 0.6%
Vedanta Resources plc
6.000%, 1–31–19 (A)	1,050	1,039

Total United Kingdom – 6.9%		11,743
United States

Consumer Discretionary – 0.8%
BakerCorp International, Inc.
8.250%, 6–1–19	725	585
Globo Comunicacoe e Participacoes S.A.
5.307%, 5–11–22 (A)	850	861

		1,446

Consumer Staples – 0.8%
SABMiller Holdings, Inc.
2.200%, 8–1–18 (A)	854	865
Simmons Foods, Inc.
7.875%, 10–1–21 (A)	475	474

		1,339

Energy – 1.0%
Brand Energy & Infrastructure Services
8.500%, 12–1–21 (A)	1,300	1,300
PBF Holding Co. LLC
8.250%, 2–15–20	425	438

		1,738

Financials – 1.5%
Citigroup, Inc.
8.400%, 4–29–49	1,250	1,372
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.
3.480%, 6–1–19 (A)	450	463
Wells Fargo & Co.
7.980%, 3–29–49	750	784

		2,619

Health Care – 0.4%
Fresenius U.S. Finance II, Inc.
4.500%, 1–15–23 (A)	675	704

Industrials – 1.0%
TransDigm, Inc. (GTD by TransDigm Group, Inc.)
6.000%, 7–15–22	1,607	1,695

Information Technology – 2.5%
Alliance Data Systems Corp.
5.250%, 12–1–17 (A)	3,300	3,366

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Information Technology (Continued)
Micron Technology, Inc.
5.875%, 2–15–22	$850	$872

		4,238

Materials – 0.7%
Hillman Group, Inc. (The)
6.375%, 7–15–22 (A)	1,218	1,142

Real Estate – 1.2%
Aircastle Ltd.
4.625%, 12–15–18	1,900	1,981

Telecommunication Services – 3.2%
American Tower Corp.
3.400%, 2–15–19	1,400	1,455
T-Mobile USA, Inc.
6.000%, 3–1–23	2,977	3,180
Verizon Communications, Inc.
2.625%, 2–21–20	697	717

		5,352

Total United States – 13.1%		22,254

TOTAL CORPORATE DEBT SECURITIES – 69.0%		$116,955
(Cost: $123,589)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 1.1%
Province of Buenos Aires
9.950%, 6–9–21	1,596	1,836

Russia – 0.7%
Russian Federation
3.500%, 1–16–19 (A)	1,200	1,225

Supranational – 0.5%
Central American Bank for Economic Integration
3.875%, 2–9–17 (A)	800	806

TOTAL OTHER GOVERNMENT SECURITIES – 2.3%		$3,867
(Cost: $3,505)

LOANS (D)
United States

Energy – 0.1%
Empresas ICA S.A.
9.300%, 6–20–17 (B)	942	75

Industrials – 1.5%
TransDigm, Inc.:
3.750%, 2–28–20	486	485
3.838%, 2–28–20	2,128	2,127

		2,612

LOANS (D) (Continued)	Principal		Value
Information Technology – 0.4%
Magic Newco LLC
5.000%, 12–12–18	$738		$739

Materials – 0.5%
BakerCorp International, Inc.
4.250%, 2–7–20	882		756

Total United States – 2.5%			4,182
			4,182

TOTAL LOANS – 2.5%			$4,182
(Cost: $5,160)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 7–15–23 (F)	—	*	—	*
4.000%, 2–15–24 (F)	75		3
4.000%, 4–15–24 (F)	138		11
5.500%, 1–15–38 (F)	326		60
Federal National Mortgage Association Fixed Rate Pass-Through Certificates
5.000%, 3–1–22	41		43

			117

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%			$117
(Cost: $1,229)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 16.0%
U.S. Treasury Bonds
2.250%, 11–15–25	1,800		1,901
U.S. Treasury Notes:
0.875%, 2–28–17	9,000		9,019
3.500%, 5–15–20	1,980		2,154
2.625%, 11–15–20	4,500		4,777
2.125%, 8–15–21	3,500		3,655
1.750%, 5–15–22	5,475		5,613

			27,119

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 16.0%			$27,119
(Cost: $26,280)

SHORT-TERM SECURITIES
Commercial Paper (G) – 2.3%
J.M. Smucker Co. (The)
0.700%, 10–3–16	3,987		3,987

2016	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS	IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 1.0%
Toyota Motor Credit Corp.
0.600%, 10–5–16 (H)	$1,627	$1,627

TOTAL SHORT-TERM SECURITIES – 3.3%		$5,614
(Cost: $5,614)

TOTAL INVESTMENT SECURITIES – 98.8%		$167,430
(Cost: $176,967)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		2,001

NET ASSETS – 100.0%		$169,431

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $79,478 or 46.9% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso and RUB - Russian Ruble).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Rate shown is the yield to maturity at September 30, 2016.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	1,500	U.S. Dollar	1,968	10–26–16	Barclays Capital, Inc.	$22	$—

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$9,576	$—	$—
Corporate Debt Securities	—	116,955	—
Other Government Securities	—	3,867	—
Loans	—	4,107	75
United States Government Agency Obligations	—	117	—
United States Government Obligations	—	27,119	—
Short-Term Securities	—	5,614	—
Total	$9,576	$157,779	$75
Forward Foreign Currency Contracts	$—	$22	$—

40	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

During the period ended September 30, 2016, securities totaling $755 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

Market Sector Diversification

(as a % of net assets)
Financials	20.3%
United States Government and Government Agency Obligations	16.1%
Materials	11.2%
Industrials	7.9%
Energy	7.6%
Utilities	7.3%
Telecommunication Services	6.5%
Information Technology	5.6%
Consumer Staples	4.6%
Consumer Discretionary	3.7%
Other Government Securities	2.3%
Real Estate	2.0%
Health Care	0.4%
Other+	4.5%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	41

PORTFOLIO HIGHLIGHTS	IVY GLOBAL EQUITY INCOME FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	98.8%
Health Care	15.9%
Consumer Staples	15.2%
Telecommunication Services	13.4%
Energy	12.9%
Consumer Discretionary	9.4%
Industrials	7.6%
Utilities	6.4%
Financials	6.2%
Information Technology	6.1%
Materials	4.8%
Real Estate	0.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.2%

Lipper Rankings

Category: Lipper Global Equity Income Funds	Rank	Percentile
1 Year	155/170	91
3 Year	82/143	57

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Europe	53.2%
United Kingdom	20.3%
France	10.2%
Netherlands	4.8%
Spain	4.6%
Norway	3.6%
Other Europe	9.7%
North America	35.7%
United States	32.5%
Other North America	3.2%
Pacific Basin	7.5%
Japan	3.9%
Other Pacific Basin	3.6%
Other	2.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.2%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Pfizer, Inc.	United States	Health Care	Pharmaceuticals
AT&T, Inc.	United States	Telecommunication Services	Integrated Telecommunication Services
Johnson & Johnson	United States	Health Care	Pharmaceuticals
Merck & Co., Inc.	United States	Health Care	Pharmaceuticals
Total S.A.	France	Energy	Integrated Oil & Gas
Marine Harvest ASA	Norway	Consumer Staples	Packaged Foods & Meats
Royal Dutch Shell plc, Class A	United Kingdom	Energy	Integrated Oil & Gas
Microsoft Corp.	United States	Information Technology	Systems Software
Chevron Corp.	United States	Energy	Integrated Oil & Gas
QUALCOMM, Inc.	United States	Information Technology	Semiconductors

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

42	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY GLOBAL EQUITY INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Materials – 1.0%
Amcor Ltd.	314	$3,641

Telecommunication Services – 1.1%
Telstra Corp. Ltd. ADR	943	3,738

Total Australia – 2.1%		7,379
Canada

Energy – 1.4%
Inter Pipeline Ltd.	239	5,050

Financials – 1.8%
Bank of Montreal	94	6,163

Total Canada – 3.2%		11,213
China

Consumer Discretionary – 1.5%
ANTA Sports Products Ltd.	1,921	5,212

Total China – 1.5%		5,212
France

Energy – 2.8%
Total S.A.	210	9,935

Industrials – 2.7%
Safran	49	3,498
Schneider Electric S.A.	27	1,896
Vinci	51	3,915

		9,309

Real Estate – 0.9%
Unibail-Rodamco	12	3,179

Telecommunication Services – 1.9%
Orange S.A.	419	6,552

Utilities – 1.9%
ENGIE	442	6,843

Total France – 10.2%		35,818
Ireland

Materials – 1.3%
CRH plc	135	4,511

Total Ireland – 1.3%		4,511
Israel

Health Care – 1.3%
Teva Pharmaceutical Industries Ltd. ADR	101	4,640

Telecommunication Services – 1.1%
Bezeq – Israel Telecommunication Corp. Ltd. (The)	2,037	3,844

Total Israel – 2.4%		8,484

COMMON STOCKS (Continued)	Shares	Value
Italy

Energy – 1.7%
Eni S.p.A.	405	$5,837

Industrials – 0.9%
Atlantia S.p.A.	127	3,224

Total Italy – 2.6%		9,061
Japan

Consumer Discretionary – 2.7%
Bridgestone Corp.	121	4,421
Sekisui House Ltd.	308	5,189

		9,610

Telecommunication Services – 1.2%
Nippon Telegraph and Telephone Corp.	91	4,141

Total Japan – 3.9%		13,751
Netherlands

Consumer Discretionary – 0.5%
Koninklijke Philips Electronics N.V., Ordinary Shares	65	1,913

Consumer Staples – 2.0%
Unilever N.V., Certicaaten Van Aandelen	152	7,003

Financials – 1.2%
ING Groep N.V., Certicaaten Van Aandelen	355	4,383

Materials – 1.1%
Royal DSM Heerlen	57	3,833

Total Netherlands – 4.8%		17,132
Norway

Consumer Staples – 2.6%
Marine Harvest ASA	503	9,012

Telecommunication Services – 1.0%
Telenor ASA	211	3,620

Total Norway – 3.6%		12,632
Russia

Energy – 2.0%
PJSC LUKOIL ADR	148	7,192

Total Russia – 2.0%		7,192
Spain

Financials – 1.5%
Banco Bilbao Vizcaya Argentaria S.A.	855	5,169

Utilities – 3.1%
Enagas S.A.	128	3,857

COMMON STOCKS (Continued)	Shares	Value
Utilities (Continued)
Iberdrola S.A.	1,037	$7,053

		10,910

Total Spain – 4.6%		16,079
Sweden

Telecommunication Services – 1.0%
TeliaSonera AB	831	3,720

Total Sweden – 1.0%		3,720
Switzerland

Consumer Staples – 1.4%
Nestle S.A., Registered Shares	62	4,885

Health Care – 1.4%
Roche Holdings AG, Genusscheine	20	4,865

Total Switzerland – 2.8%		9,750
United Kingdom

Consumer Discretionary – 3.8%
Bellway plc	121	3,700
UBM plc	559	5,174
WPP Group plc	188	4,427

		13,301

Consumer Staples – 4.6%
British American Tobacco plc	82	5,236
Diageo plc	151	4,329
Imperial Tobacco Group plc	132	6,789

		16,354

Energy – 2.5%
Royal Dutch Shell plc, Class A	359	8,899

Financials – 1.7%
HSBC Holdings plc	578	4,333
Prudential plc	99	1,759

		6,092

Health Care – 2.0%
AstraZeneca plc	106	6,894

Industrials – 1.5%
BAE Systems plc	752	5,106

Telecommunication Services – 2.8%
BT Group plc	850	4,287
Vodafone Group plc	1,882	5,408

		9,695

Utilities – 1.4%
National Grid plc	355	5,020

Total United Kingdom – 20.3%		71,361

2016	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS	IVY GLOBAL EQUITY INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
United States

Consumer Discretionary – 0.9%
Omnicom Group, Inc.	38	$3,221

Consumer Staples – 4.6%
Altria Group, Inc.	72	4,572
Philip Morris International, Inc.	50	4,824
Procter & Gamble Co. (The)	76	6,865

		16,261

Energy – 2.5%
Chevron Corp.	83	8,574

Health Care – 11.2%
Eli Lilly and Co.	58	4,648
Johnson & Johnson	96	11,284
Merck & Co., Inc.	171	10,697
Pfizer, Inc.	380	12,860

		39,489

Industrials – 2.5%
Eaton Corp.	63	4,107
Lockheed Martin Corp.	20	4,749

		8,856

COMMON STOCKS (Continued)	Shares	Value
Information Technology – 6.1%
Cisco Systems, Inc.	162	$5,127
Microsoft Corp.	154	8,866
QUALCOMM, Inc.	110	7,562

		21,555

Materials – 1.4%
International Paper Co.	105	5,031

Telecommunication Services – 3.3%
AT&T, Inc.	287	11,670

Total United States – 32.5%		114,657

TOTAL COMMON STOCKS – 98.8%		$347,952
(Cost: $331,579)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 3.0%
Campbell Soup Co.
0.590%, 10–3–16	$2,833	2,833

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (A) (Continued)
NBCUniversal Enterprise, Inc.
0.790%, 10–19–16	$4,000	$3,998
Wisconsin Electric Power Co.
0.450%, 10–3–16	3,652	3,652

		10,483

Master Note – 0.2%
Toyota Motor Credit Corp.
0.600%, 10–5–16 (B)	694	694

TOTAL SHORT-TERM SECURITIES – 3.2%		$11,177
(Cost: $11,178)

TOTAL INVESTMENT SECURITIES – 102.0%		$359,129
(Cost: $342,757)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.0)%		(7,047)

NET ASSETS – 100.0%		$352,082

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at September 30, 2016.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	9,073	U.S. Dollar	6,941	10–26–16	Citibank N.A.	$2	$—
British Pound	20,804	U.S. Dollar	27,284	10–26–16	Citibank N.A.	307	—
Euro	39,595	U.S. Dollar	44,587	10–26–16	State Street Global Markets	60	—

						$369	$—

44	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY GLOBAL EQUITY INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$33,257	$—	$—
Consumer Staples	53,515	—	—
Energy	45,487	—	—
Financials	21,807	—	—
Health Care	55,888	—	—
Industrials	26,495	—	—
Information Technology	21,555	—	—
Materials	17,016	—	—
Real Estate	3,179	—	—
Telecommunication Services	43,136	3,844	—
Utilities	22,773	—	—
Total Common Stocks	$344,108	$3,844	$—
Short-Term Securities	—	11,177	—
Total	$344,108	$15,021	$—
Forward Foreign Currency Contracts	$—	$369	$—

During the period ended September 30, 2016, securities totaling $4,693 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Health Care	15.9%
Consumer Staples	15.2%
Telecommunication Services	13.4%
Energy	12.9%
Consumer Discretionary	9.4%
Industrials	7.6%
Utilities	6.4%
Financials	6.2%
Information Technology	6.1%
Materials	4.8%
Real Estate	0.9%
Other+	1.2%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	45

PORTFOLIO HIGHLIGHTS	IVY GLOBAL GROWTH FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	92.3%
Information Technology	29.4%
Health Care	18.4%
Consumer Discretionary	17.9%
Industrials	10.8%
Consumer Staples	9.4%
Energy	5.4%
Financials	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	7.7%

Lipper Rankings

Category: Lipper Global Large-Cap Growth Funds	Rank	Percentile
1 Year	97/122	79
3 Year	93/103	90
5 Year	65/70	92
10 Year	42/51	81

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	58.0%
United States	55.8%
Other North America	2.2%
Europe	22.3%
Germany	5.3%
United Kingdom	4.3%
Netherlands	4.2%
France	3.9%
Other Europe	4.6%
Pacific Basin	8.3%
China	7.1%
Other Pacific Basin	1.2%
Other	2.1%
South America	1.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	7.7%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Amazon.com, In.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
Visa, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Alphabet, Inc., Class C	United States	Information Technology	Internet Software & Services
MasterCard, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Allergan plc	United States	Health Care	Pharmaceuticals
Alibaba Group Holding Ltd. ADR	China	Information Technology	Internet Software & Services
Fresenius SE & Co. KGaA	Germany	Health Care	Health Care Services
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
J.B. Hunt Transport Services, Inc.	United States	Industrials	Trucking
Facebook, Inc., Class A	United States	Information Technology	Internet Software & Services

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

46	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY GLOBAL GROWTH FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Belgium

Consumer Staples – 2.4%
InBev N.V.	90	$11,823

Total Belgium – 2.4%		11,823
Brazil

Information Technology – 1.6%
MercadoLibre, Inc.	41	7,564

Total Brazil – 1.6%		7,564
Canada

Industrials – 1.0%
Canadian Pacific Railway Ltd.	32	4,955

Total Canada – 1.0%		4,955
China

Consumer Discretionary – 1.3%
JD.com, Inc. ADR (A)	239	6,236

Information Technology – 5.8%
Alibaba Group Holding Ltd. ADR (A)	151	15,968
Tencent Holdings Ltd.	442	12,132

		28,100

Total China – 7.1%		34,336
France

Consumer Staples – 1.0%
Pernod Ricard	41	4,897

Industrials – 2.9%
European Aeronautic Defence and Space Co.	140	8,478
Safran	76	5,488

		13,966

Total France – 3.9%		18,863
Germany

Consumer Discretionary – 1.5%
Continental AG	34	7,171

Health Care – 3.1%
Fresenius SE & Co. KGaA	185	14,777

Industrials – 0.7%
Siemens AG	31	3,643

Total Germany – 5.3%		25,591
Ireland

Health Care – 1.5%
Medtronic plc	85	7,360

Total Ireland – 1.5%		7,360

COMMON STOCKS (Continued)	Shares	Value
Israel

Health Care – 2.1%
Teva Pharmaceutical Industries Ltd. ADR	220	$10,120

Total Israel – 2.1%		10,120
Mexico

Consumer Staples – 1.2%
Wal-Mart de Mexico S.A.B. de C.V.	2,686	5,881

Total Mexico – 1.2%		5,881
Netherlands

Consumer Discretionary – 1.1%
Koninklijke Philips Electronics N.V., Ordinary Shares	169	4,999

Information Technology – 3.1%
ASML Holding N.V., NY Registry Shares	59	6,498
NXP Semiconductors N.V. (A)	84	8,593

		15,091

Total Netherlands – 4.2%		20,090
South Korea

Information Technology – 1.2%
Samsung Electronics Co. Ltd.	4	5,615

Total South Korea – 1.2%		5,615
Switzerland

Industrials – 0.7%
Adecco S.A.	62	3,486

Total Switzerland – 0.7%		3,486
United Kingdom

Consumer Discretionary – 1.0%
Compass Group plc	249	4,815

Consumer Staples – 1.8%
Coca-Cola European Partners plc	215	8,585

Financials – 1.0%
Prudential plc	266	4,703

Health Care – 0.5%
Shire plc	39	2,498

Total United Kingdom – 4.3%		20,601
United States

Consumer Discretionary – 13.0%
Amazon.com, Inc. (A)	34	28,209
Home Depot, Inc. (The)	70	9,071
Johnson Controls, Inc.	237	11,010
Limited Brands, Inc.	102	7,252

COMMON STOCKS (Continued)	Shares	Value
Consumer Discretionary (Continued)
Newell Rubbermaid, Inc.	139	$7,335

		62,877

Consumer Staples – 3.0%
Coca-Cola Co. (The)	169	7,171
Kraft Foods Group, Inc.	83	7,385

		14,556

Energy – 5.4%
EOG Resources, Inc.	50	4,840
Halliburton Co.	309	13,883
Schlumberger Ltd.	91	7,167

		25,890

Health Care – 11.2%
Allergan plc (A)	74	17,068
Biogen, Inc. (A)	20	6,355
Bristol-Myers Squibb Co.	42	2,282
Gilead Sciences, Inc.	69	5,478
HCA Holdings, Inc. (A)	165	12,512
Thermo Fisher Scientific, Inc.	67	10,630

		54,325

Industrials – 5.5%
J.B. Hunt Transport Services, Inc.	167	13,526
Kansas City Southern	45	4,165
Rockwell Collins, Inc.	104	8,737

		26,428

Information Technology – 17.7%
Alphabet, Inc., Class C (A)	27	21,292
Cognizant Technology Solutions Corp., Class A (A)	164	7,826
Facebook, Inc., Class A (A)	103	13,224
MasterCard, Inc., Class A	181	18,456
Visa, Inc., Class A	302	24,985

		85,783

Total United States – 55.8%		269,859

TOTAL COMMON STOCKS – 92.3%		$446,144
(Cost: $377,415)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 6.5%
CVS Health Corp.
0.700%, 10–3–16	$7,359	7,359
Kroger Co. (The)
0.630%, 10–3–16	10,000	9,999
McCormick & Co., Inc.
0.500%, 10–3–16	5,000	5,000
Northern Illinois Gas Co.
0.770%, 10–13–16	5,000	4,999
Wisconsin Gas LLC
0.460%, 10–7–16	4,000	3,999

		31,356

2016	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS	IVY GLOBAL GROWTH FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 1.0%
Toyota Motor Credit Corp.
0.600%, 10–5–16 (C)	$4,763	$4,763

TOTAL SHORT-TERM SECURITIES – 7.5%		$36,119
(Cost: $36,120)

TOTAL INVESTMENT SECURITIES – 99.8%		$482,263
(Cost: $413,535)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		891

NET ASSETS – 100.0%		$483,154

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	32,600	U.S. Dollar	36,713	10–26–16	Citibank N.A.	$53	$—

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$446,144	$—	$—
Short-Term Securities	—	36,119	—
Total	$446,144	$36,119	$—
Forward Foreign Currency Contracts	$—	$53	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

48	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY GLOBAL GROWTH FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

Market Sector Diversification

(as a % of net assets)
Information Technology	29.4%
Health Care	18.4%
Consumer Discretionary	17.9%
Industrials	10.8%
Consumer Staples	9.4%
Energy	5.4%
Financials	1.0%
Other+	7.7%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	49

PORTFOLIO HIGHLIGHTS	IVY GLOBAL INCOME ALLOCATION FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	57.0%
Financials	14.0%
Industrials	8.9%
Consumer Discretionary	7.7%
Consumer Staples	7.5%
Health Care	4.1%
Information Technology	3.7%
Energy	3.2%
Telecommunication Services	3.0%
Materials	1.9%
Utilities	1.5%
Real Estate	1.5%
Bonds	40.7%
Corporate Debt Securities	32.3%
Loans	3.8%
United States Government and Government Agency Obligations	2.9%
Other Government Securities	1.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.3%

Lipper Rankings

Category: Lipper Flexible Portfolio Funds	Rank	Percentile
1 Year	227/604	38
3 Year	271/443	62
5 Year	218/324	68
10 Year	104/140	74

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	45.0%
United States	40.6%
Canada	3.8%
Other North America	0.6%
Europe	39.1%
United Kingdom	10.8%
Spain	6.4%
France	3.8%
Other Europe	18.1%
Pacific Basin	9.7%
Australia	6.4%
Other Pacific Basin	3.3%
South America	2.5%
Other	1.3%
Bahamas/Caribbean	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.3%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Ferrovial S.A.	Spain	Industrials	Construction & Engineering
Sampo plc, A Shares	Finland	Financials	Multi-Line Insurance
Ares Capital Corp.	United States	Financials	Asset Management & Custody Banks
ProSiebenSat. 1 Media SE	Germany	Consumer Discretionary	Broadcasting
Caltex Australia Ltd.	Australia	Energy	Oil & Gas Refining & Marketing
Communications Sales & Leasing, Inc.	United States	Real Estate	Specialized REITs
Atlantica Yield plc	Spain	Utilities	Independent Power Producers & Energy Traders
Kraft Foods Group, Inc.	United States	Consumer Staples	Packaged Foods & Meats
National Australia Bank Ltd.	Australia	Financials	Diversified Banks
Limited Brands, Inc.	United States	Consumer Discretionary	Apparel Retail

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

50	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY GLOBAL INCOME ALLOCATION FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Energy – 1.5%
Caltex Australia Ltd.	425	$11,141

Financials – 1.5%
National Australia Bank Ltd.	500	10,665

Industrials – 0.4%
Spotless Group Holdings Ltd.	3,930	3,218

Materials – 1.9%
Amcor Ltd.	483	5,604
Orora Ltd.	3,500	8,438

		14,042

Total Australia – 5.3%		39,066
Belgium

Consumer Staples – 1.2%
Anheuser-Busch InBev S.A. ADR	68	8,936

Total Belgium – 1.2%		8,936
Canada

Energy – 1.7%
Inter Pipeline Ltd.	360	7,601
Vermilion Energy, Inc.	129	4,998

		12,599

Total Canada – 1.7%		12,599
Denmark

Financials – 1.1%
Danske Bank A.S.	270	7,879

Total Denmark – 1.1%		7,879
Finland

Financials – 1.8%
Sampo plc, A Shares	300	13,345

Information Technology – 1.2%
Nokia Corp., Series A ADR	1,600	9,264

Total Finland – 3.0%		22,609
France

Financials – 0.9%
Axa S.A.	318	6,767

Industrials – 1.0%
Compagnie de Saint-Gobain	163	7,032

Telecommunication Services – 0.8%
Orange S.A.	387	6,057

Total France – 2.7%		19,856

COMMON STOCKS (Continued)	Shares	Value
Germany

Consumer Discretionary – 1.6%
ProSiebenSat. 1 Media SE	280	$11,990

Industrials – 1.1%
Deutsche Post AG	250	7,813

Total Germany – 2.7%		19,803
Israel

Health Care – 0.8%
Teva Pharmaceutical Industries Ltd. ADR	136	6,257

Total Israel – 0.8%		6,257
Italy

Financials – 1.1%
Banca Intesa S.p.A.	3,000	6,652
Intesa Sanpaolo S.p.A.	889	1,862

		8,514

Total Italy – 1.1%		8,514
Japan

Consumer Discretionary – 1.0%
Bridgestone Corp.	200	7,309

Total Japan – 1.0%		7,309
New Zealand

Consumer Discretionary – 0.8%
SKYCITY Entertainment Group Ltd.	1,779	5,933

Total New Zealand – 0.8%		5,933
Singapore

Consumer Discretionary – 0.4%
Asian Pay Television Trust	8,571	3,205

Telecommunication Services – 1.0%
Singapore Telecommunications Ltd.	2,450	7,133

Total Singapore – 1.4%		10,338
Spain

Industrials – 3.0%
ACS Actividades de Construccion y Servicios S.A.	253	7,639
Ferrovial S.A.	691	14,713

		22,352

Utilities – 1.5%
Atlantica Yield plc	567	10,785

Total Spain – 4.5%		33,137

COMMON STOCKS (Continued)	Shares	Value
Switzerland

Consumer Staples – 1.1%
Nestle S.A., Registered Shares	100	$7,879

Industrials – 1.3%
Adecco S.A.	170	9,572

Total Switzerland – 2.4%		17,451
United Kingdom

Consumer Discretionary – 1.1%
Taylor Wimpey plc	4,080	8,150

Consumer Staples – 1.2%
Imperial Tobacco Group plc	170	8,755

Financials – 2.2%
Legal & General Group plc	2,991	8,478
St. James’s Place plc	625	7,680

		16,158

Industrials – 1.0%
BAE Systems plc	1,100	7,471

Total United Kingdom – 5.5%		40,534
United States

Consumer Discretionary – 2.8%
Limited Brands, Inc.	150	10,616
McDonalds Corp.	90	10,382

		20,998

Consumer Staples – 4.0%
Kraft Foods Group, Inc.	120	10,741
Philip Morris International, Inc.	88	8,533
Procter & Gamble Co. (The)	115	10,321

		29,595

Financials – 3.6%
American Capital Agency Corp.	400	7,816
Blackstone Mortgage Trust, Inc., Class A	340	10,005
Fortress Transportation and Infrastructure Investors LLC	698	8,737

		26,558

Health Care – 1.8%
Bristol-Myers Squibb Co.	106	5,742
Pfizer, Inc.	220	7,451

		13,193

Industrials – 1.1%
Lockheed Martin Corp.	35	8,390

Information Technology – 2.5%
Paychex, Inc.	174	10,086
Texas Instruments, Inc.	120	8,422

		18,508

2016	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS	IVY GLOBAL INCOME ALLOCATION FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Real Estate – 1.5%
Communications Sales & Leasing, Inc.	350	$10,994

Total United States – 17.3%		128,236

TOTAL COMMON STOCKS – 52.5%		$388,457
(Cost: $389,838)

INVESTMENT FUNDS
United States – 1.8%
Ares Capital Corp.	861	13,341

TOTAL INVESTMENT FUNDS – 1.8%		$13,341
(Cost: $14,861)

PREFERRED STOCKS
Israel

Health Care – 0.5%
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	5	4,066

Total Israel – 0.5%		4,066
United States

Health Care – 1.0%
Allergan plc, Convertible Series A, 5.500%	9	7,388

Telecommunication Services – 1.2%
Frontier Communications Corp., Convertible Series A, 11.125%	104	8,694

Total United States – 2.2%		16,082

TOTAL PREFERRED STOCKS – 2.7%		$20,148
(Cost: $22,839)

CORPORATE DEBT SECURITIES	Principal
Argentina

Industrials – 0.7%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20	$3,868	4,221
10.750%, 12–1–20 (A)	595	649

		4,870

Total Argentina – 0.7%		4,870
Australia

Materials – 0.9%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC
7.125%, 5–1–18 (A)	1,028	1,050

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Materials (Continued)
FMG Resources Pty Ltd.
6.875%, 4–1–22 (A)		$5,750	$5,950

			7,000

Total Australia – 0.9%			7,000
Barbados

Consumer Discretionary – 0.1%
Columbus International, Inc.
7.375%, 3–30–21 (A)		1,000	1,061

Total Barbados – 0.1%			1,061
Brazil

Consumer Staples – 0.3%
AmBev International Finance Co. Ltd.
9.500%, 7–24–17 (B)(C)	BRL	7,500	2,295

Materials – 0.6%
Vale Overseas Ltd.
6.250%, 8–10–26		$4,375	4,570

Total Brazil – 0.9%			6,865
Canada

Information Technology – 0.9%
Kronos Acquisition Holdings, Inc.
9.000%, 8–15–23 (A)		6,250	6,441

Materials – 0.5%
St. Mary’s Cement, Inc.
5.750%, 1–28–27 (A)		4,000	3,944

Total Canada – 1.4%			10,385
Columbia

Energy – 0.2%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (B)	COP	3,888,000	1,300

Total Columbia – 0.2%			1,300
France

Financials – 1.1%
Societe Generale Group
7.375%, 12–29–49 (A)		$1,000	980
Societe Generale S.A.
8.250%, 11–29–49		7,000	7,096

			8,076

Total France – 1.1%			8,076
Ireland

Energy – 0.1%
Novatek Finance Ltd.
7.750%, 2–21–17 (A)(B)	RUB	25,000	395

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Financials – 0.7%
Aquarius + Investments plc (GTD by Swiss Reinsurance Co. Ltd.)
6.375%, 9–1–24		$5,000	$5,233

Industrials – 0.1%
Russian Railways via RZD Capital Ltd.
8.300%, 4–2–19 (B)	RUB	50,000	782

Total Ireland – 0.9%			6,410
Italy

Financials – 0.4%
Intesa Sanpaolo S.p.A.
7.700%, 12–29–49 (A)		$3,000	2,625

Total Italy – 0.4%			2,625
Luxembourg

Consumer Discretionary – 1.6%
Altice Financing S.A.
7.500%, 5–15–26 (A)		2,612	2,720
Altice S.A.
7.625%, 2–15–25 (A)		9,188	9,452

			12,172

Information Technology – 1.0%
BC Luxco 1 S.A.
7.375%, 1–29–20 (A)		7,000	7,262

Total Luxembourg – 2.6%			19,434
Mexico

Financials – 0.3%
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9–27–23 (A)		2,150	2,146

Telecommunication Services – 0.3%
America Movil S.A.B. de C.V.
6.450%, 12–5–22 (B)	MXN	47,000	2,361

Total Mexico – 0.6%			4,507
Netherlands

Energy – 1.6%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
8.750%, 5–23–26		$11,000	12,155

Materials – 0.6%
Constellium N.V.
8.000%, 1–15–23 (A)		4,253	4,285

Telecommunication Services – 0.1%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)(B)	RUB	50,000	790

Total Netherlands – 2.3%			17,230

52	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY GLOBAL INCOME ALLOCATION FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Norway

Energy – 0.4%
Det norske oljeselskap ASA
10.250%, 5–27–22 (A)		$2,600	$2,886

Total Norway – 0.4%			2,886
Singapore

Consumer Staples – 0.0%
Olam International Ltd.
6.000%, 8–10–18 (B)	SGD	250	188

Total Singapore – 0.0%			188
Spain

Financials – 1.2%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49		$8,800	9,012

Industrials – 0.7%
ACI Airport Sudamerica S.A.
6.875%, 11–29–32 (A)		5,000	4,862

Total Spain – 1.9%			13,874
United Kingdom

Financials – 5.3%
Barclays plc
8.250%, 12–29–49		11,085	11,071
Lloyds Banking Group plc
7.500%, 4–30–49		5,000	5,164
Royal Bank of Scotland Group plc (The):
7.640%, 3–29–49		11,000	10,670
7.500%, 12–29–49		8,000	7,400
Standard Chartered plc
7.500%, 12–29–49 (A)		5,000	4,955

			39,260

Total United Kingdom – 5.3%			39,260
United States

Consumer Discretionary – 1.4%
BakerCorp International, Inc.
8.250%, 6–1–19		6,000	4,845
L Brands, Inc.
6.750%, 7–1–36		5,000	5,378

			10,223

Energy – 1.8%
Energy Transfer Partners L.P.
7.500%, 7–1–38		5,000	5,743
PBF Holding Co. LLC and PBF Finance Corp.
7.000%, 11–15–23 (A)		5,000	4,713
Whiting Petroleum Corp.
6.500%, 10–1–18		3,000	2,955

			13,411

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Financials – 6.1%
Bank of America Corp.:
8.000%, 7–29–49		$6,000	$6,120
6.250%, 9–29–49		3,000	3,124
Bank of New York Mellon Corp. (The)
4.625%, 12–29–49		3,000	2,955
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
6.020%, 6–15–26 (A)		1,500	1,645
8.350%, 7–15–46 (A)		3,000	3,594
JPMorgan Chase & Co.:
7.900%, 4–29–49		3,000	3,083
6.125%, 12–29–49		3,000	3,173
New Cotai LLC and New Cotai Capital Corp.
10.625%, 5–1–19 (A)(D)		13,898	7,644
UBS AG, Stamford Branch
7.625%, 8–17–22		2,000	2,330
Wells Fargo & Co.
7.980%, 3–29–49		10,534	11,009

			44,677

Health Care – 1.3%
Chiron Merger Sub, Inc.
12.500%, 11–1–19		225	224
Kinetic Concepts, Inc. and KCI USA, Inc.:
10.500%, 11–1–18		4,280	4,499
9.625%, 10–1–21 (A)		5,000	5,000

			9,723

Industrials – 0.9%
Prime Security Services Borrower LLC
9.250%, 5–15–23 (A)		6,111	6,661
TRAC Intermodal LLC and TRAC Intermodal Corp.
11.000%, 8–15–19		116	123

			6,784

Telecommunication Services – 1.1%
Sprint Capital Corp. and Sprint Corp.
8.750%, 3–15–32		8,000	8,190

Total United States – 12.6%			93,008

TOTAL CORPORATE DEBT SECURITIES – 32.3%			$238,979
(Cost: $241,202)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 0.7%
Province of Mendoza
8.375%, 5–19–24 (A)		5,000	5,338

Australia – 0.2%
New South Wales Treasury Corp.
5.500%, 3–1–17 (B)	AUD	2,000	1,554

OTHER GOVERNMENT SECURITIES (E) (Continued)	Principal		Value
Canada – 0.7%
City of Toronto
3.500%, 12–6–21 (B)	CAD	2,000	$1,671
Province of Ontario
4.400%, 6–2–19 (B)		2,000	1,664
Regional Municipality of York
4.000%, 6–30–21 (B)		2,000	1,702

			5,037

Malaysia – 0.1%
Malaysia Government Bond
3.314%, 10–31–17 (B)	MYR	3,000	731

TOTAL OTHER GOVERNMENT SECURITIES – 1.7%			$12,660
(Cost: $14,292)

LOANS (C)
United States

Consumer Staples – 0.5%
Focus Brands, Inc.
10.250%, 8–21–18		$1,000	1,000
GOBP Holdings, Inc.
9.250%, 10–21–22		2,906	2,894

			3,894

Energy – 1.7%
Callon Petroleum Co.
8.500%, 10–8–21		12,107	12,223
Empresas ICA S.A.
9.300%, 6–20–17 (F)		2,825	226

			12,449

Industrials – 0.4%
Hampton Rubber Co. & SEI Holding Corp.
9.000%, 3–27–22		3,333	2,666

Information Technology – 1.1%
Misys plc and Magic Newco LLC
12.000%, 6–12–19		7,500	7,875

Materials – 0.1%
EP Minerals LLC
8.500%, 8–20–21		781	750

Total United States – 3.8%			27,634

TOTAL LOANS – 3.8%			$27,634
(Cost: $30,701)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 2.9%
U.S. Treasury Bonds:
8.000%, 11–15–21		6,000	8,027
7.250%, 8–15–22		5,000	6,692
7.125%, 2–15–23		5,000	6,773

			21,492

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 2.9%			$21,492
(Cost: $20,823)

2016	SEMIANNUAL REPORT	53

SCHEDULE OF INVESTMENTS	IVY GLOBAL INCOME ALLOCATION FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (G) – 1.3%
J.M. Smucker Co. (The)
0.700%, 10–3–16	$9,316	$9,316

Master Note – 0.5%
Toyota Motor Credit Corp.
0.600%, 10–5–16 (H)	3,863	3,863

TOTAL SHORT-TERM SECURITIES – 1.8%		$13,179
(Cost: $13,179)

TOTAL INVESTMENT SECURITIES – 99.5%		$735,890
(Cost: $747,735)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		3,689

NET ASSETS – 100.0%		$739,579

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $97,048 or 13.1% of net assets.

(B)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, BRL - Brazilian Real, CAD - Canadian Dollar, COP - Columbian Peso, MXN - Mexican Peso, MYR - Malaysian Ringgit, RUB - Russian Ruble and SGD - Singapore Dollar).

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

(D)	Payment-in-kind bonds.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)	Rate shown is the yield to maturity at September 30, 2016.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	14,900	U.S. Dollar	19,542	10–26–16	UBS AG	$221	$—
Euro	40,700	U.S. Dollar	45,834	10–26–16	UBS AG	65	—

						$286	$—

54	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY GLOBAL INCOME ALLOCATION FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$388,457	$—	$—
Investment Funds	13,341	—	—
Preferred Stocks	20,148	—	—
Corporate Debt Securities	—	238,979	—
Other Government Securities	—	12,660	—
Loans	—	16,117	11,517
United States Government Obligations	—	21,492	—
Short-Term Securities	—	13,179	—
Total	$421,946	$302,427	$11,517
Forward Foreign Currency Contracts	$—	$286	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Loans
Beginning Balance 4–1–16	$1,409
Net realized gain (loss)	—	*
Net change in unrealized appreciation (depreciation)	489
Purchases	—
Sales	—
Amortization/Accretion of premium/discount	(73)
Transfers into Level 3 during the period	9,692
Transfers out of Level 3 during the period	—

Ending Balance 9-30-16	$11,517

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9–30–16	$489

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended September 30, 2016, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 9–30–16	Valuation Technique(s)	Unobservable Input(s)
Assets

Loans	$11,517	Third-party vendor pricing service	Broker quotes

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

2016	SEMIANNUAL REPORT	55

SCHEDULE OF INVESTMENTS	IVY GLOBAL INCOME ALLOCATION FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

Market Sector Diversification

(as a % of net assets)
Financials	29.1%
Industrials	11.7%
Consumer Discretionary	10.8%
Energy	9.0%
Consumer Staples	8.3%
Information Technology	6.7%
Health Care	5.4%
Materials	4.6%
Telecommunication Services	4.5%
United States Government and Government Agency Obligations	2.9%
Other Government Securities	1.7%
Utilities	1.5%
Real Estate	1.5%
Other+	2.3%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY HIGH INCOME FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	1.0%
Telecommunication Services	0.5%
Financials	0.3%
Consumer Discretionary	0.2%
Warrants	0.0%
Bonds	94.3%
Corporate Debt Securities	74.6%
Loans	19.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.7%

Lipper Rankings

Category: Lipper High Yield Funds	Rank	Percentile
1 Year	574/660	87
3 Year	413/554	75
5 Year	128/437	30
10 Year	9/293	4

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	1.9%
BBB	1.9%
Non-Investment Grade	92.4%
BB	12.3%
B	38.3%
CCC	36.2%
Below CCC	1.5%
Non-rated	4.1%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	5.7%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	57

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Cable & Satellite – 0.2%
Altice N.V., Class A (A)(B)	454		$8,148

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	513

Housewares & Specialties – 0.0%
Provo Craft & Novelty, Inc. (A)(C)	6,090		—	*

Total Consumer Discretionary – 0.2%			8,661
Financials

Specialized Finance – 0.3%
Maritime Finance Co. Ltd. (A)(C)(D)	1,750		15,277

Total Financials – 0.3%			15,277

TOTAL COMMON STOCKS – 0.5%			$23,938
(Cost: $38,461)

PREFERRED STOCKS
Telecommunication Services

Integrated Telecommunication Services – 0.5%
Frontier Communications Corp., Convertible Series A, 11.125%	249		20,882

Total Telecommunication Services – 0.5%			20,882

TOTAL PREFERRED STOCKS – 0.5%			$20,882
(Cost: $24,887)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, expires 5–15–18 (E)	13		—

Apparel Retail – 0.0%
St. John Knits International, Inc. (E)	48		179

Commodity Chemicals – 0.0%
Foresight Energy L.P. (E)	36		—

TOTAL WARRANTS – 0.0%			$179
(Cost: $798)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.8%
Acosta, Inc.,
7.750%, 10–1–22 (F)	$22,646		18,626
Lamar Media Corp.,
5.375%, 1–15–24	6,757		7,112

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Advertising (Continued)
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2–15–22		$2,900	$3,016
5.625%, 2–15–24		8,212	8,541

			37,295

Apparel Retail – 1.6%
Hot Topic, Inc.,
9.250%, 6–15–21 (F)		42,321	44,860
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (F)(G)		12,946	13,205
Neiman Marcus Group Ltd., Inc.,
8.000%, 10–15–21 (F)		20,368	16,906

			74,971

Automotive Retail – 0.6%
Allison Transmission, Inc.,
5.000%, 10–1–24 (F)		4,034	4,126
Group 1 Automotive, Inc.,
5.000%, 6–1–22		3,436	3,453
Penske Automotive Group, Inc.,
5.500%, 5–15–26		2,983	2,976
Sonic Automotive, Inc.,
5.000%, 5–15–23		17,353	17,093

			27,648

Broadcasting – 1.8%
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22		43,832	45,183
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20		3,032	2,911
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20		10,252	10,162
Cumulus Media, Inc.,
7.750%, 5–1–19		33,969	13,757
iHeartCommunications, Inc.,
10.000%, 1–15–18		12,274	8,040
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC),
10.625%, 3–15–23		9,924	7,393

			87,446

Cable & Satellite – 8.4%
Altice Financing S.A.:
6.625%, 2–15–23 (F)		12,126	12,444
7.500%, 5–15–26 (F)		18,738	19,511
Altice S.A.:
7.250%, 5–15–22 (F)(H)	EUR	3,821	4,524
7.750%, 5–15–22 (F)		$68,474	73,096
6.250%, 2–15–25 (F)(H)	EUR	3,496	3,942
7.625%, 2–15–25 (F)		$14,356	14,769
Altice U.S. Finance I Corp.,
5.500%, 5–15–26 (F)		11,626	12,004
Cablevision Systems Corp.,
5.875%, 9–15–22		15,710	14,296
CCO Holdings LLC and CCO Holdings Capital Corp.,
5.500%, 5–1–26 (F)		600	629

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Cable & Satellite (Continued)
Columbus International, Inc.,
7.375%, 3–30–21 (F)		$5,116	$5,428
DISH DBS Corp.:
6.750%, 6–1–21		17,085	18,409
5.875%, 7–15–22		10,630	10,949
5.000%, 3–15–23		5,265	5,120
5.875%, 11–15–24		3,054	3,016
7.750%, 7–1–26 (F)		8,887	9,442
Neptune Finco Corp.:
10.125%, 1–15–23 (F)		21,285	24,558
6.625%, 10–15–25 (F)		6,478	7,029
10.875%, 10–15–25 (F)		16,255	19,018
Numericable – SFR S.A.,
7.375%, 5–1–26 (F)		44,127	45,106
Sirius XM Radio, Inc.,
4.625%, 5–15–23 (F)		33,613	33,613
VTR Finance B.V.,
6.875%, 1–15–24 (F)		47,584	49,249
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (F)(G)		9,907	9,956

			396,108

Casinos & Gaming – 1.5%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (F)(H)	CAD	22,446	16,168
MCE Finance Ltd.,
5.000%, 2–15–21 (F)		$6,299	6,332
Studio City Finance Ltd.,
8.500%, 12–1–20 (F)		7,513	7,738
Wynn Macau Ltd.,
5.250%, 10–15–21 (F)		39,272	39,665

			69,903

Department Stores – 0.6%
Bon-Ton Stores, Inc. (The):
10.625%, 7–15–17		6,448	6,477
8.000%, 6–15–21		37,571	21,415

			27,892

Distributors – 1.0%
Pinnacle Operating Corp.,
9.000%, 11–15–20 (F)		71,371	49,603

Education Services – 2.3%
Laureate Education, Inc.,
10.000%, 9–1–19 (F)(I)		113,357	108,709

Homefurnishing Retail – 0.7%
Restoration Hardware Holdings, Inc., Convertible:
0.000%, 6–15–19 (F)(J)		21,390	18,449
0.000%, 7–15–20 (F)(J)		17,230	14,064

			32,513

Hotels, Resorts & Cruise Lines – 0.4%
Carlson Travel Holdings,
7.500%, 8–15–19 (F)(G)		17,224	17,052

58	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Movies & Entertainment – 1.7%
AMC Entertainment, Inc.,
5.750%, 6–15–25	$13,462	$13,597
Cinemark USA, Inc.:
5.125%, 12–15–22	1,258	1,289
4.875%, 6–1–23	22,239	22,350
EMI Music Publishing Group North America Holdings,
7.625%, 6–15–24 (F)	7,135	7,715
WMG Acquisition Corp.,
6.750%, 4–15–22 (F)	33,200	35,192

		80,143

Publishing – 0.2%
MDC Partners, Inc.,
6.500%, 5–1–24 (F)	9,310	8,542

Specialized Consumer Services – 1.5%
BakerCorp International, Inc.,
8.250%, 6–1–19	67,965	54,881
Nielsen Finance,
5.500%, 10–1–21 (F)	3,151	3,285
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (F)	15,039	15,528

		73,694

Specialty Stores – 1.5%
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (F)(G)	75,665	73,773

Total Consumer Discretionary – 24.6%		1,165,292
Consumer Staples

Food Distributors – 1.4%
Performance Food Group, Inc.,
5.500%, 6–1–24 (F)	11,774	12,157
Simmons Foods, Inc.,
7.875%, 10–1–21 (F)	34,974	34,886
U.S. Foods, Inc.,
5.875%, 6–15–24 (F)	17,769	18,480

		65,523

Packaged Foods & Meats – 1.7%
Bumble Bee Foods LLC:
9.000%, 12–15–17 (F)	5,763	5,792
9.625%, 3–15–18 (F)(G)	11,758	11,670
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (F)	2,300	2,403
JBS USA LLC and JBS USA Finance, Inc.:
7.250%, 6–1–21 (F)	2,418	2,484
5.875%, 7–15–24 (F)	28,772	28,628
5.750%, 6–15–25 (F)	13,407	13,172
Post Holdings, Inc.:
7.750%, 3–15–24 (F)	4,871	5,456
8.000%, 7–15–25 (F)	4,410	5,047
5.000%, 8–15–26 (F)	5,849	5,820

		80,472

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Personal Products – 0.1%
Revlon Consumer Products Corp.,
5.750%, 2–15–21	$4,734	$4,829
Revlon Escrow Corp.,
6.250%, 8–1–24 (F)	2,924	3,019

		7,848

Total Consumer Staples – 3.2%		153,843
Energy

Coal & Consumable Fuels – 0.6%
Foresight Energy LLC and Foresight Energy Finance Corp.,
10.000%, 8–15–21 (F)(G)	23,299	20,911
Foresight Energy LLC and Foresight Energy Finance Corp., Convertible,
15.000%, 10–3–17 (G)(I)	8,370	7,533

		28,444

Integrated Oil & Gas – 0.3%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.),
8.375%, 5–23–21	14,896	16,321

Oil & Gas Drilling – 1.2%
Globe Luxembourg SCA,
9.625%, 5–1–18 (F)(I)	14,865	13,639
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (F)	20,636	16,921
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (F)(I)	44,521	24,598
Offshore Group Investment Ltd.,
0.000%, 11–1–19	14,866	—

		55,158

Oil & Gas Exploration & Production – 3.9%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (F)	20,556	19,117
California Resources Corp.,
8.000%, 12–15–22 (F)	17,804	11,840
Clayton Williams Energy, Inc.,
7.750%, 4–1–19	48,491	47,400
Crownrock L.P.,
7.750%, 2–15–23 (F)	6,941	7,444
EnCana Corp.,
6.500%, 8–15–34	7,113	7,446
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (F)	19,368	19,901
8.125%, 9–15–23 (F)	6,146	6,545
Gulfport Energy Corp.,
6.625%, 5–1–23	2,064	2,116
Laredo Petroleum, Inc.,
7.375%, 5–1–22	17,510	18,101
Midstates Petroleum Co., Inc. and Midstates Petroleum Co. LLC,
10.000%, 6–1–20 (K)	15,053	10,085
Parsley Energy LLC and Parsley Finance Corp.,
6.250%, 6–1–24 (F)	3,550	3,665
Whiting Petroleum Corp.,
6.500%, 10–1–18	31,142	30,675

		184,335

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Refining & Marketing – 1.7%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.),
6.125%, 10–1–24 (F)	$2,881	$2,982
PBF Holding Co. LLC and PBF Finance Corp.,
7.000%, 11–15–23 (F)	17,612	16,599
PDC Energy, Inc.,
6.125%, 9–15–24 (F)	2,310	2,403
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (F)	29,007	30,856
6.750%, 5–1–23 (F)	27,127	28,144

		80,984

Oil & Gas Storage & Transportation – 0.2%
Access Midstream Partners L.P.,
4.875%, 5–15–23	7,412	7,501

Total Energy – 7.9%		372,743
Financials

Consumer Finance – 1.1%
Creditcorp,
12.000%, 7–15–18 (F)	40,520	18,234
Quicken Loans, Inc.,
5.750%, 5–1–25 (F)	23,889	23,710
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (F)	8,232	5,927
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (F)	14,715	6,916

		54,787

Diversified Capital Markets – 1.2%
Patriot Merger Corp.,
9.000%, 7–15–21 (F)	53,861	55,335

Investment Banking & Brokerage – 0.3%
E*TRADE Financial Corp.,
5.875%, 12–29–49	4,068	4,200
GFI Group, Inc.,
8.375%, 7–19–18 (I)	11,120	12,010

		16,210

Other Diversified Financial Services – 2.4%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (F)(G)	10,051	10,302
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (F)	22,692	20,196
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (F)	25,225	26,676
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (F)(G)	104,757	57,616

		114,790

Property & Casualty Insurance – 1.2%
Hub International Ltd.,
7.875%, 10–1–21 (F)	4,004	4,084

2016	SEMIANNUAL REPORT	59

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Property & Casualty Insurance (Continued)
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (F)	$51,892	$52,670

		56,754

Specialized Finance – 2.0%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (F)	5,960	6,229
5.875%, 6–15–21 (F)	4,154	4,414
5.450%, 6–15–23 (F)	2,979	3,190
7.125%, 6–15–24 (F)	4,154	4,569
6.020%, 6–15–26 (F)	5,960	6,538
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (F)	16,791	15,154
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (F)	71,555	53,308

		93,402

Thrifts & Mortgage Finance – 0.7%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (F)	32,010	32,290

Total Financials – 8.9%		423,568
Health Care

Health Care Facilities – 1.7%
Chiron Merger Sub, Inc.,
12.500%, 11–1–19	2,794	2,780
Double Eagle Acquisition Sub, Inc.,
7.500%, 10–1–24 (F)	6,891	7,012
Greatbatch Ltd.,
9.125%, 11–1–23 (F)	20,906	20,488
HCA, Inc.,
5.250%, 6–15–26	4,228	4,492
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (F)	11,898	12,790
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (F)	30,120	32,153

		79,715

Health Care Supplies – 1.4%
Kinetic Concepts, Inc. and KCI USA, Inc.,
9.625%, 10–1–21 (F)	54,829	54,829
Universal Hospital Services, Inc.,
7.625%, 8–15–20	13,052	12,432

		67,261

Pharmaceuticals – 1.4%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (F)	59,541	41,232
7.000%, 4–15–23 (F)	7,125	4,560
IMS Health, Inc.,
5.000%, 10–15–26 (F)	6,780	7,051
VPII Escrow Corp.,
7.500%, 7–15–21 (F)	6,802	6,581

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Pharmaceuticals (Continued)
VRX Escrow Corp.,
5.375%, 3–15–20 (F)	$8,875	$8,210

		67,634

Total Health Care – 4.5%		214,610
Industrials

Aerospace & Defense – 2.0%
KLX, Inc.,
5.875%, 12–1–22 (F)	21,081	21,819
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (F)	25,749	20,406
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7–15–24	34,813	36,641
6.375%, 6–15–26 (F)	15,559	16,142

		95,008

Air Freight & Logistics – 0.4%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19	4,942	5,214
XPO Logistics, Inc.:
6.500%, 6–15–22 (F)	7,550	7,899
6.125%, 9–1–23 (F)	4,075	4,187

		17,300

Building Products – 1.1%
Alcoa Nederland Holding B.V.:
6.750%, 9–30–24 (F)	2,557	2,656
7.000%, 9–30–26 (F)	2,557	2,643
Eagle Materials, Inc.,
4.500%, 8–1–26	2,337	2,370
Ply Gem Industries, Inc.,
6.500%, 2–1–22	28,758	29,416
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22 (F)	2,416	2,633
6.125%, 7–15–23	5,046	5,147
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6–15–24 (F)	5,940	5,951

		50,816

Diversified Support Services – 0.1%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9–15–26	2,990	3,080

Environmental & Facilities Services – 0.7%
GFL Environmental, Inc.:
7.875%, 4–1–20 (F)	25,429	26,700
9.875%, 2–1–21 (F)	5,386	5,898

		32,598

Railroads – 0.9%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (F)	28,925	29,648
9.750%, 5–1–20 (F)	15,221	13,813

		43,461

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Security & Alarm Services – 0.7%
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (F)	$30,972	$33,760

Trading Companies & Distributors – 0.2%
HD Supply, Inc.,
5.750%, 4–15–24 (F)	10,544	11,071

Total Industrials – 6.1%		287,094
Information Technology

Application Software – 2.0%
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5–1–21 (F)(G)	18,196	17,650
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (F)	62,294	64,201
Michael Baker International LLC,
8.250%, 10–15–18 (F)	10,605	10,632

		92,483

Communications Equipment – 0.6%
West Corp.,
5.375%, 7–15–22 (F)	30,869	30,252

Data Processing & Outsourced Services – 1.6%
Alliance Data Systems Corp.,
5.375%, 8–1–22 (F)	29,711	28,968
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (F)	50,783	47,228

		76,196

Electronic Manufacturing Services – 0.3%
KEMET Corp.,
10.500%, 5–1–18	14,981	15,019

IT Consulting & Other Services – 1.0%
NCR Escrow Corp.:
5.875%, 12–15–21	22,601	23,787
6.375%, 12–15–23	22,549	23,846

		47,633

Semiconductors – 0.9%
Micron Technology, Inc.:
5.875%, 2–15–22	26,575	27,273
7.500%, 9–15–23 (F)	12,294	13,655
5.500%, 2–1–25	1,943	1,904

		42,832

Technology Hardware, Storage & Peripherals – 0.4%
Western Digital Corp.:
7.375%, 4–1–23 (F)	3,009	3,302
10.500%, 4–1–24 (F)	13,052	15,157

		18,459

Total Information Technology – 6.8%		322,874

60	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials

Aluminum – 2.8%
Constellium N.V.:
8.000%, 1–15–23 (F)	$34,437	$34,695
5.750%, 5–15–24 (F)	16,523	15,284
Kaiser Aluminum Corp.,
5.875%, 5–15–24	2,392	2,500
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (F)	8,724	9,269
5.875%, 9–30–26 (F)	5,784	5,921
Wise Metals Group LLC,
8.750%, 12–15–18 (F)	23,691	24,165
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (F)(G)	42,075	40,392

		132,226

Construction Materials – 0.8%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (F)	38,106	35,724

Diversified Chemicals – 0.4%
PQ Corp.,
6.750%, 11–15–22 (F)	1,797	1,905
PSPC Escrow Corp.,
6.500%, 2–1–22 (F)	11,779	11,455
PSPC Escrow II Corp.,
10.375%, 5–1–21 (F)	5,919	6,392

		19,752

Diversified Metals & Mining – 1.0%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (F)(G)	46,591	2,795
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (F)	8,259	7,062
FMG Resources Pty Ltd.:
9.750%, 3–1–22 (F)	3,438	3,988
6.875%, 4–1–22 (F)	28,227	29,209
Lundin Mining Corp.:
7.500%, 11–1–20 (F)	1,178	1,252
7.875%, 11–1–22 (F)	3,980	4,239

		48,545

Metal & Glass Containers – 0.7%
ARD Finance S.A.,
7.125%, 9–15–23 (F)	3,217	3,201
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
7.250%, 5–15–24 (F)	8,752	9,343
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (F)	11,259	11,495
Signode Industrial Group,
6.375%, 5–1–22 (F)	11,052	11,190

		35,229

Paper Packaging – 0.5%
Coveris Holdings S.A.,
7.875%, 11–1–19 (F)	8,310	8,497

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Paper Packaging (Continued)
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7–15–23 (F)	$13,571	$14,012

		22,509

Specialty Chemicals – 0.1%
Versum Materials, Inc.,
5.500%, 9–30–24 (F)	2,873	2,952

Steel – 0.1%
U.S. Steel Corp.,
8.375%, 7–1–21 (F)	4,186	4,579

Total Materials – 6.4%		301,516
Real Estate

Health Care REITs – 0.1%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.250%, 8–1–26	2,928	3,038

Industrial REITs – 0.2%
Aircastle Ltd.:
5.500%, 2–15–22	4,223	4,555
5.000%, 4–1–23	6,553	6,848

		11,403

Real Estate Development – 0.4%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (F)(G)	17,764	17,320

Total Real Estate – 0.7%		31,761
Telecommunication Services

Alternative Carriers – 0.3%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22	9,598	9,310
Zayo Group LLC and Zayo Capital, Inc.,
6.000%, 4–1–23	4,151	4,348

		13,658

Integrated Telecommunication Services – 3.4%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (F)	5,694	5,609
Frontier Communications Corp.:
8.875%, 9–15–20	22,650	24,434
6.250%, 9–15–21	15,908	15,292
10.500%, 9–15–22	8,332	8,832
7.125%, 1–15–23	2,412	2,249
6.875%, 1–15–25	8,428	7,459
11.000%, 9–15–25	14,998	15,635
GCI, Inc.,
6.875%, 4–15–25	22,144	22,698

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Integrated Telecommunication Services (Continued)
Sprint Corp.:
7.250%, 9–15–21		$43,872	$44,091
7.875%, 9–15–23		16,141	16,302

			162,601

Wireless Telecommunication Service – 1.8%
Sable International Finance Ltd.,
6.875%, 8–1–22 (F)		26,720	27,722
Sprint Nextel Corp.:
8.375%, 8–15–17		11,509	11,955
9.000%, 11–15–18 (F)		3,686	4,064
7.000%, 8–15–20		3,022	3,037
11.500%, 11–15–21		2,342	2,693
T-Mobile USA, Inc.:
6.731%, 4–28–22		5,891	6,186
6.000%, 4–15–24		10,845	11,604
6.500%, 1–15–26		16,374	18,134

			85,395

Total Telecommunication Services – 5.5%			261,654

TOTAL CORPORATE DEBT SECURITIES – 74.6%			$3,534,955
(Cost: $3,730,546)

LOANS (I)
Consumer Discretionary

Advertising – 0.4%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22		18,474	17,527

Apparel Retail – 2.0%
Talbots, Inc. (The):
5.500%, 3–19–20		21,493	20,950
9.500%, 3–19–21		60,047	55,644
True Religion Apparel, Inc.:
5.875%, 7–30–19		76,740	18,034
5.875%, 7–30–19		199	47

			94,675

Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.:
5.250%, 11–26–19 (H)	CAD	14,568	10,882
5.950%, 11–26–19 (H)		38	28

			10,910

Department Stores – 0.8%
Belk, Inc.,
5.750%, 12–10–22		$39,437	35,676

General Merchandise Stores – 1.2%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20		34,670	34,783
Orchard Acquisition Co. LLC,
7.000%, 2–8–19		63,765	22,955

			57,738

2016	SEMIANNUAL REPORT	61

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

LOANS (I) (Continued)	Principal	Value
Housewares & Specialties – 0.3%
KIK Custom Products, Inc.,
6.000%, 8–26–22	$13,278	$13,278
Provo Craft & Novelty, Inc.,
10.000%, 7–7–19 (G)	485	—

		13,278

Specialty Stores – 0.3%
Jo-Ann Stores, Inc.,
0.000%, 9–29–23 (L)	15,567	15,295

Total Consumer Discretionary – 5.2%		245,099
Consumer Staples

Food Distributors – 0.3%
Chefs’ Warehouse, Inc. (The),
6.750%, 6–22–22	12,057	11,936

Food Retail – 0.3%
Focus Brands, Inc.,
10.250%, 8–21–18	15,399	15,399

Hypermarkets & Super Centers – 0.3%
GOBP Holdings, Inc.,
9.250%, 10–21–22	15,658	15,593

Packaged Foods & Meats – 0.4%
Shearer’s Foods LLC,
7.750%, 6–30–22	18,980	17,177

Total Consumer Staples – 1.3%		60,105
Energy

Coal & Consumable Fuels – 0.3%
Westmoreland Coal Co.,
7.500%, 12–16–20	20,157	15,722

Oil & Gas Drilling – 0.5%
KCA Deutag Alpha Ltd.,
6.250%, 5–16–20	26,521	22,189

Oil & Gas Exploration & Production – 0.4%
Chesapeake Energy Corp.,
8.500%, 8–16–21	17,434	18,289
Sabine Oil & Gas LLC,
11.750%, 12–31–18 (K)	7,527	217

		18,506

Oil & Gas Storage & Transportation – 1.1%
Bowie Resources Holdings LLC:
6.750%, 8–12–20	37,908	31,085
11.750%, 2–16–21	26,759	21,407

		52,492

Total Energy – 2.3%		108,909
Health Care

Life Sciences Tools & Services – 0.8%
Atrium Innovations, Inc.,
7.750%, 8–10–21	40,260	37,844

Total Health Care – 0.8%		37,844

LOANS (I) (Continued)	Principal	Value
Industrials

Building Products – 0.6%
C.H.I. Overhead Doors, Inc.,
8.750%, 7–31–23	$11,909	$11,686
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–27–22	23,667	18,933

		30,619

Construction & Engineering – 0.2%
Tensar International Corp.,
9.500%, 7–10–22	15,197	11,398

Industrial Conglomerates – 0.2%
Crosby Worldwide Ltd.,
7.000%, 11–22–21	10,976	7,391

Industrial Machinery – 1.0%
Dynacast International LLC,
9.500%, 1–30–23	48,836	47,615

Research & Consulting Services – 0.3%
Larchmont Resources LLC,
11.250%, 8–7–19 (K)	40,606	12,317

Total Industrials – 2.3%		109,340
Information Technology

Application Software – 4.2%
Applied Systems, Inc.,
7.500%, 1–23–22	34,491	34,728
Aptean Holdings, Inc.,
5.250%, 2–27–20	7,889	7,879
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	132,227	138,838
TIBCO Software, Inc.,
6.500%, 12–4–20	19,459	19,157

		200,602

Internet Software & Services – 1.4%
TravelCLICK, Inc. & TCH-2 Holdings LLC:
5.500%, 5–12–21	27,851	27,851
8.750%, 11–12–21	38,654	37,881

		65,732

IT Consulting & Other Services – 0.8%
Active Network, Inc. (The),
5.500%, 11–15–20	15,542	15,426
Triple Point Group Holdings, Inc.,
5.250%, 7–13–20	27,290	24,220

		39,646

Total Information Technology – 6.4%		305,980
Materials

Diversified Metals & Mining – 0.2%
EP Minerals LLC,
8.500%, 8–20–21	12,375	11,880

Paper Packaging – 0.9%
FPC Holdings, Inc.,
9.250%, 5–27–20	32,147	22,101

LOANS (I) (Continued)	Principal	Value
Paper Packaging (Continued)
Ranpak (Rack Merger),
8.250%, 10–1–22	$22,856	$21,142

		43,243

Specialty Chemicals – 0.3%
Chromaflo Technologies Corp.,
8.250%, 6–2–20	11,000	10,230
MacDermid, Inc.,
5.500%, 6–7–20	1,792	1,794

		12,024

Total Materials – 1.4%		67,147

TOTAL LOANS – 19.7%		$934,424
(Cost: $1,114,414)

SHORT-TERM SECURITIES
Commercial Paper (M) – 2.8%
Bemis Co., Inc.,
0.720%, 10–3–16	14,000	13,999
BorgWarner, Inc.:
0.700%, 10–6–16	10,000	9,999
0.660%, 10–11–16	8,000	7,998
Clorox Co. (The),
0.810%, 10–27–16	5,205	5,202
DTE Energy Co. (GTD by Detroit Edison Co.),
0.610%, 10–6–16	5,000	4,999
General Mills, Inc.,
0.580%, 10–3–16	5,000	5,000
J.M. Smucker Co. (The),
0.700%, 10–3–16	31,361	31,359
Kellogg Co.,
0.760%, 10–11–16	4,000	3,999
Kroger Co. (The),
0.630%, 10–3–16	18,370	18,369
Medtronic Global Holdings SCA,
0.720%, 10–3–16	10,000	10,000
NBCUniversal Enterprise, Inc.,
0.830%, 11–9–16	6,000	5,994
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.580%, 10–31–16	2,000	1,999
St. Jude Medical, Inc.,
0.700%, 10–3–16	8,709	8,709
Virginia Electric and Power Co.,
0.690%, 10–19–16	5,000	4,998

		132,624

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (N)	148	148

TOTAL SHORT-TERM SECURITIES – 2.8%		$132,772
(Cost: $132,775)

TOTAL INVESTMENT SECURITIES – 98.1%		$4,647,150
(Cost: $5,041,881)

CASH AND OTHER ASSETS, NET OF LIABILITIES (O) – 1.9%		91,970

NET ASSETS – 100.0%		$4,739,120

62	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Restricted securities. At September 30, 2016, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Maritime Finance Co. Ltd.	9–19–13	1,750	$30,173	$15,277
Provo Craft & Novelty, Inc.	9–15–11	6,090	—	—	*

			$30,173	$15,277

The total value of these securities represented 0.3% of net assets at September 30, 2016.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $2,630,701 or 55.5% of net assets.

(G)	Payment-in-kind bonds.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar and EUR - Euro).

(I)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

(J)	Zero coupon bond.

(K)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(L)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(M)	Rate shown is the yield to maturity at September 30, 2016.

(N)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

(O)	Cash of $3,920 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	35,157	U.S. Dollar	26,999	10–26–16	Morgan Stanley International	$197	$—
Euro	8,098	U.S. Dollar	9,120	10–26–16	Morgan Stanley International	13	—

						$210	$—

2016	SEMIANNUAL REPORT	63

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$8,148	$—	$513
Financials	—	—	15,277
Total Common Stocks	$8,148	$—	$15,790
Preferred Stocks	20,882	—	—
Warrants	—	179	—
Corporate Debt Securities	—	3,534,955	—
Loans	—	514,237	420,187
Short-Term Securities	—	132,772	—
Total	$29,030	$4,182,143	$435,977
Forward Foreign Currency Contracts	$—	$210	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Loans
Beginning Balance 4–1–16	$17,586	$–	$327,012
Net realized gain (loss)	—	–	(9,825)
Net change in unrealized appreciation (depreciation)	(1,796)	(19)	33,691
Purchases	—	–	15,279
Sales	—	–	(86,275)
Amortization/Accretion of premium/discount	—	–	573
Transfers into Level 3 during the period	—	19	199,505
Transfers out of Level 3 during the period	—	–	(59,773)

Ending Balance 9–30–16	$15,790	$–	$420,187

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9–30–16	$(15,081)	$(19)	$22,115

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended September 30, 2016, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 9–30–16	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$513	Broker	Broker quotes

	15,277	Third-party vendor pricing service	Broker quotes

Loans	420,187	Third-party vendor pricing service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

64	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY INTERNATIONAL CORE EQUITY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	97.5%
Financials	17.3%
Health Care	14.6%
Consumer Discretionary	13.4%
Industrials	12.9%
Information Technology	8.9%
Consumer Staples	8.2%
Energy	7.9%
Materials	7.5%
Telecommunication Services	5.0%
Real Estate	1.8%
Rights	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.5%

Lipper Rankings

Category: Lipper International Large-Cap Core Funds	Rank	Percentile
1 Year	46/135	34
3 Year	4/116	4
5 Year	7/107	7
10 Year	3/84	4

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Europe	58.0%
United Kingdom	16.2%
France	9.9%
Switzerland	8.2%
Germany	7.5%
Ireland	4.4%
Other Europe	11.8%
Pacific Basin	31.2%
Japan	17.3%
China	4.4%
Australia	3.9%
Other Pacific Basin	5.6%
Other	4.4%
North America	2.7%
South America	1.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Bridgestone Corp.	Japan	Consumer Discretionary	Tires & Rubber
Teva Pharmaceutical Industries Ltd. ADR	Israel	Health Care	Pharmaceuticals
Shire Pharmaceuticals Group plc ADR	Ireland	Health Care	Biotechnology
Pernod Ricard	France	Consumer Staples	Distillers & Vintners
Deutsche Post AG	Germany	Industrials	Air Freight & Logistics
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
SoftBank Group Corp.	Japan	Telecommunication Services	Wireless Telecommunication Service
Naspers Ltd., Class N	South Africa	Consumer Discretionary	Cable & Satellite
BAE Systems plc	United Kingdom	Industrials	Aerospace & Defense
Fresenius SE & Co. KGaA	Germany	Health Care	Health Care Services

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	65

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Energy – 1.3%
Oil Search Ltd.	10,674	$57,920

Financials – 1.5%
Westpac Banking Corp.	3,106	70,161

Materials – 1.1%
Amcor Ltd.	4,313	50, 009

Total Australia – 3.9%		178,090
Brazil

Information Technology – 1.2%
MercadoLibre, Inc.	300	55,440

Total Brazil – 1.2%		55,440
Canada

Energy – 1.4%
Suncor Energy, Inc.	2,266	62,891

Total Canada – 1.4%		62,891
China

Consumer Discretionary – 1.5%
JD.com, Inc. ADR (A)	2,593	67,640

Consumer Staples – 0.5%
Kweichow Moutai Co. Ltd., A Shares	517	23,089

Financials – 1.3%
PICC Property and Casualty Co. Ltd., H Shares	36,548	60,501

Information Technology – 1.1%
Alibaba Group Holding Ltd. ADR (A)	450	47,595

Total China – 4.4%		198,825
Denmark

Financials – 1.3%
Danske Bank A.S.	1,953	56,982

Total Denmark – 1.3%		56,982
Finland

Information Technology – 2.2%
Nokia Corp., Series A ADR	5,026	29,100
Nokia OYJ	12,040	69,787

		98,887

Total Finland – 2.2%		98,887
France

Consumer Discretionary – 1.1%
Publicis Groupe S.A.	674	50,941

COMMON STOCKS (Continued)	Shares	Value
Consumer Staples – 2.3%
Pernod Ricard	874	$103,459

Energy – 1.3%
Total S.A.	1,209	57,268

Industrials – 3.9%
Bouygues S.A.	1,753	58,077
European Aeronautic Defence and Space Co.	1,033	62,473
Vinci	716	54,752

		175,302

Materials – 0.8%
L Air Liquide S.A.	364	39,008

Telecommunication Services – 0.5%
Orange S.A.	1,622	25,378

Total France – 9.9%		451,356
Germany

Health Care – 5.3%
Bayer AG	774	77,775
Fresenius Medical Care AG & Co. KGaA	881	76,913
Fresenius SE & Co. KGaA	1,080	86,137

		240,825

Industrials – 2.2%
Deutsche Post AG	3,131	97,854

Total Germany – 7.5%		338,679
Hong Kong

Financials – 1.4%
AIA Group Ltd.	9,691	64,408

Real Estate – 1.8%
Cheung Kong (Holdings) Ltd.	6,384	81,156

Total Hong Kong – 3.2%		145,564
Ireland

Health Care – 2.3%
Shire Pharmaceuticals Group plc ADR	542	105,099

Materials – 2.1%
CRH plc	1,496	49,677
James Hardie Industries plc, Class C	3,030	47,125

		96,802

Total Ireland – 4.4%		201,901
Israel

Health Care – 2.3%
Teva Pharmaceutical Industries Ltd. ADR	2,312	106,376

Total Israel – 2.3%		106,376

COMMON STOCKS (Continued)	Shares	Value
Italy

Financials – 1.0%
Banca Intesa S.p.A.	20,870	$46,279

Total Italy – 1.0%		46,279
Japan

Consumer Discretionary – 6.5%
Bridgestone Corp.	3,124	114,175
Honda Motor Co. Ltd.	2,814	80,129
Isuzu Motors Ltd.	6,390	74,322
Nissin Kogyo Co. Ltd.	1,822	27,513

		296,139

Energy – 1.5%
Inpex Corp.	7,750	69,484

Financials – 2.4%
Dai-ichi Mutual Life Insurance Co. (The)	4,708	63,673
Tokio Marine Holdings, Inc.	1,236	46,716

		110,389

Industrials – 1.8%
Komatsu Ltd.	2,353	53,249
Mitsubishi Heavy Industries Ltd.	6,604	27,294

		80,543

Information Technology – 1.3%
Fujitsu Ltd.	6,763	36,014
Yahoo Japan Corp.	5,175	20,514

		56,528

Materials – 0.6%
Taiheiyo Cement Corp.	9,082	25,883

Telecommunication Services – 3.2%
Nippon Telegraph and Telephone Corp.	1,084	49,328
SoftBank Group Corp.	1,497	96,275

		145,603

Total Japan – 17.3%		784,569
Luxembourg

Energy – 0.9%
Tenaris S.A.	1,486	21,174
Tenaris S.A. ADR	675	19,156

		40,330

Total Luxembourg – 0.9%		40,330
Netherlands

Financials – 1.2%
ING Groep N.V., Certicaaten Van Aandelen	4,303	53,123

Total Netherlands – 1.2%		53,123

66	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Norway

Financials – 1.2%
DNB ASA	4,232	$55,418

Total Norway – 1.2%		55,418
South Africa

Consumer Discretionary – 2.1%
Naspers Ltd., Class N	540	93,399

Total South Africa – 2.1%		93,399
South Korea

Information Technology – 1.8%
Samsung Electronics Co. Ltd.	57	82,644

Total South Korea – 1.8%		82,644
Spain

Financials – 1.4%
Banco Bilbao Vizcaya Argentaria S.A.	10,180	61,549

Total Spain – 1.4%		61,549
Sweden

Financials – 1.1%
SwedBank AB	2,152	50,560

Materials – 1.5%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	2,242	66,590

Total Sweden – 2.6%		117,150
Switzerland

Consumer Discretionary – 0.6%
Dufry AG (A)	227	28,417

Consumer Staples – 2.2%
Nestle S.A., Registered Shares	1,241	97,778

Health Care – 2.4%
Novartis AG, Registered Shares	736	57,872
Roche Holdings AG, Genusscheine	203	50,383

		108,255

Industrials – 3.0%
Adecco S.A.	1,467	82,608
Wolseley plc	943	53,230

		135,838

Total Switzerland – 8.2%		370,288

COMMON STOCKS (Continued)	Shares		Value
Taiwan

Information Technology – 0.6%
Hon Hai Precision Industry Co. Ltd.	10,874		$27,405

Total Taiwan – 0.6%			27,405
United Kingdom

Consumer Discretionary – 1.6%
WPP Group plc	3,008		70,729

Consumer Staples – 3.2%
Imperial Tobacco Group plc	1,419		73,076
Unilever plc	1,526		72,272

			145,348

Energy – 1.5%
BP plc	11,619		67,767
Royal Dutch Shell plc, Class A	—	*	—	*

			67,767

Financials – 2.9%
Aviva plc	9,939		56,744
Legal & General Group plc	18,984		53,814
Prudential plc	1,240		21,963

			132,521

Health Care – 2.3%
Shire plc	704		45,593
Smith & Nephew plc	3,607		58,153

			103,746

Industrials – 2.0%
BAE Systems plc	13,281		90,202

Materials – 1.4%
Rio Tinto plc	1,479		49,363
Rio Tinto plc ADR	486		16,236

			65,599

Telecommunication Services – 1.3%
BT Group plc	11,297		56,966

Total United Kingdom – 16.2%			732,878
United States

Information Technology – 0.7%
Cognizant Technology Solutions Corp., Class A (A)	660		31,508

Total United States – 0.7%			31,508

TOTAL COMMON STOCKS – 96.9%			$4,391,531
(Cost: $4,283,037)

PREFERRED STOCKS	Shares	Value
United States

Financials – 0.6%
Mandatory Exchangeable Trust, 5.750% (B)	217	$28,048

Total United States – 0.6%		28,048

TOTAL PREFERRED STOCKS – 0.6%		$28,048
(Cost: $21,710)

RIGHTS
France – 0.0%
L’Air Liquide S.A.	364	994

TOTAL RIGHTS – 0.0%		$994
(Cost: $1,053)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.8%
BorgWarner, Inc.
0.700%, 10–6–16	$10,000	9,999
DTE Gas Co.
0.500%, 10–3–16	15,900	15,899
General Mills, Inc.
0.510%, 10–5–16	19,000	18,998
J.M. Smucker Co. (The)
0.700%, 10–3–16	9,278	9,277
Kroger Co. (The)
0.630%, 10–3–16	25,000	24,999

		79,172

Master Note – 0.0%
Toyota Motor Credit Corp.
0.600%, 10–5–16 (D)	1,982	1,982

TOTAL SHORT-TERM SECURITIES – 1.8%		$81,154
(Cost: $81,156)

TOTAL INVESTMENT SECURITIES – 99.3%		$4,501,727
(Cost: $4,386,956)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		32,892

NET ASSETS – 100.0%		$4,534,619

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

2016	SEMIANNUAL REPORT	67

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $28,048 or 0.6% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	320,400	U.S. Dollar	360,791	10–26–16	State Street Global Markets	$488	$—

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,391,531	$—	$—
Preferred Stocks	—	28,048	—
Rights	—	994	—
Short-Term Securities	—	81,154	—
Total	$4,391,531	$110,196	$—
Forward Foreign Currency Contracts	$—	$488	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Financials	17.3%
Health Care	14.6%
Consumer Discretionary	13.4%
Industrials	12.9%
Information Technology	8.9%
Consumer Staples	8.2%
Energy	7.9%
Materials	7.5%
Telecommunication Services	5.0%
Real Estate	1.8%
Other+	2.5%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

68	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY LARGE CAP GROWTH FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	99.7%
Information Technology	41.6%
Health Care	16.8%
Consumer Discretionary	14.9%
Industrials	11.5%
Energy	4.4%
Financials	3.9%
Consumer Staples	3.2%
Real Estate	2.1%
Materials	1.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.3%

Lipper Rankings

Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	461/694	67
3 Year	219/628	35
5 Year	281/549	52
10 Year	149/398	38

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
MasterCard, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Visa, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Lam Research Corp.	Information Technology	Semiconductor Equipment
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Home Depot, Inc. (The)	Consumer Discretionary	Home Improvement Retail
Facebook, Inc., Class A	Information Technology	Internet Software & Services
Allergan plc	Health Care	Pharmaceuticals
Microsoft Corp.	Information Technology	Systems Software
Alphabet, Inc., Class A	Information Technology	Internet Software & Services
Philip Morris International, Inc.	Consumer Staples	Tobacco

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	69

SCHEDULE OF INVESTMENTS	IVY LARGE CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automotive Retail – 3.1%
AutoZone, Inc. (A)	31	$23,972
O’Reilly Automotive, Inc. (A)	109	30,420

		54,392

Cable & Satellite – 1.9%
Comcast Corp., Class A	510	33,840

Footwear – 0.5%
NIKE, Inc., Class B	155	8,150

Home Improvement Retail – 3.7%
Home Depot, Inc. (The)	502	64,533

Internet & Direct Marketing Retail – 4.0%
Amazon.com, Inc. (A)	83	69,252

Restaurants – 1.0%
Starbucks Corp.	309	16,702

Specialty Stores – 0.7%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	51	12,185

Total Consumer Discretionary – 14.9%		259,054
Consumer Staples

Tobacco – 3.2%
Philip Morris International, Inc.	579	56,251

Total Consumer Staples – 3.2%		56,251
Energy

Oil & Gas Equipment & Services – 2.1%
Halliburton Co.	467	20,936
Schlumberger Ltd.	195	15,351

		36,287

Oil & Gas Exploration & Production – 2.3%
EOG Resources, Inc.	412	39,806

Total Energy – 4.4%		76,093
Financials

Financial Exchanges & Data – 2.2%
CME Group, Inc.	353	36,917

Investment Banking & Brokerage – 1.7%
Charles Schwab Corp. (The)	944	29,786

Total Financials – 3.9%		66,703
Health Care

Biotechnology – 7.5%
Alexion Pharmaceuticals, Inc. (A)	72	8,798

COMMON STOCKS (Continued)	Shares	Value
Biotechnology (Continued)
Biogen, Inc. (A)	70	$21,917
Celgene Corp. (A)	457	47,749
Shire Pharmaceuticals Group plc ADR	222	42,959
Vertex Pharmaceuticals, Inc. (A)	97	8,416

		129,839

Health Care Equipment – 4.0%
DexCom, Inc. (A)	416	36,440
Edwards Lifesciences Corp. (A)	273	32,955

		69,395

Health Care Facilities – 0.7%
HCA Holdings, Inc. (A)	173	13,069

Pharmaceuticals – 4.6%
Allergan plc (A)	267	61,440
Bristol-Myers Squibb Co.	328	17,697

		79,137

Total Health Care – 16.8%		291,440
Industrials

Aerospace & Defense – 5.2%
Honeywell International, Inc.	267	31,176
Lockheed Martin Corp.	169	40,513
Northrop Grumman Corp.	87	18,528

		90,217

Industrial Conglomerates – 1.5%
Danaher Corp.	342	26,817

Railroads – 4.8%
Canadian Pacific Railway Ltd.	282	43,092
Union Pacific Corp.	404	39,422

		82,514

Total Industrials – 11.5%		199,548
Information Technology

Application Software – 4.5%
Adobe Systems, Inc. (A)	486	52,707
salesforce.com, Inc. (A)	363	25,907

		78,614

Data Processing & Outsourced Services – 10.9%
FleetCor Technologies, Inc. (A)	212	36,761
MasterCard, Inc., Class A	751	76,440
Visa, Inc., Class A	916	75,712

		188,913

Home Entertainment Software – 1.1%
Electronic Arts, Inc. (A)	226	19,326

Internet Software & Services – 9.1%
Alphabet, Inc., Class A (A)	71	56,847

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services (Continued)
Alphabet, Inc., Class C (A)	49	$37,817
Facebook, Inc., Class A (A)	496	63,596

		158,260

Semiconductor Equipment – 5.0%
Applied Materials, Inc.	585	17,650
Lam Research Corp.	733	69,424

		87,074

Semiconductors – 5.3%
Microchip Technology, Inc.	885	55,003
NXP Semiconductors N.V. (A)	362	36,877

		91,880

Systems Software – 3.4%
Microsoft Corp.	1,010	58,182

Technology Hardware, Storage & Peripherals – 2.3%
Apple, Inc.	351	39,656

Total Information Technology – 41.6%		721,905
Materials

Diversified Chemicals – 1.3%
PPG Industries, Inc.	223	23,029

Total Materials – 1.3%		23,029
Real Estate

Specialized REITs – 2.1%
American Tower Corp., Class A	320	36,265

Total Real Estate – 2.1%		36,265

TOTAL COMMON STOCKS – 99.7%		$1,730,288
(Cost: $1,226,718)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.3%
J.M. Smucker Co. (The),
0.700%, 10–3–16	$6,387	6,387

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (C)	1,121	1,121

TOTAL SHORT-TERM SECURITIES – 0.4%		$7,508
(Cost: $7,508)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,737,796
(Cost: $1,234,226)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(1,580)

NET ASSETS – 100.0%		$1,736,216

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

70	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY LARGE CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

(B)	Rate shown is the yield to maturity at September 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,730,288	$—	$—
Short-Term Securities	—	7,508	—
Total	$1,730,288	$7,508	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	71

PORTFOLIO HIGHLIGHTS	IVY LIMITED-TERM BOND FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Bonds	94.9%
Corporate Debt Securities	62.4%
United States Government and Government Agency Obligations	29.2%
Municipal Bonds – Taxable	2.0%
Asset-Backed Securities	1.0%
Mortgage-Backed Securities	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.1%

Lipper Rankings

Category: Lipper Short-Intermediate Investment Grade Debt Funds	Rank	Percentile
1 Year	84/190	44
3 Year	94/155	61
5 Year	88/111	79
10 Year	51/85	60

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	87.3%
AAA	0.7%
AA	34.8%
A	22.2%
BBB	29.6%
Non-Investment Grade	7.6%
BB	1.6%
B	0.4%
CCC	0.4%
Non-rated	5.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.1%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

72	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6–15–28	$5,000	$5,125
SBA Tower Trust, Series 2013-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.240%, 4–16–18 (A)	8,035	8,060
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7–15–21 (A)	5,500	5,593

TOTAL ASSET-BACKED SECURITIES – 1.0%		$18,778
(Cost: $18,548)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Apparel Retail – 0.2%
TJX Cos., Inc. (The),
2.750%, 6–15–21	3,500	3,678

Apparel, Accessories & Luxury Goods – 1.0%
Hanesbrands, Inc.,
4.625%, 5–15–24 (A)	7,650	7,851
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6–29–17 (A)	10,275	10,293

		18,144

Automobile Manufacturers – 1.4%
BMW U.S. Capital LLC,
2.000%, 4–11–21 (A)	8,500	8,596
General Motors Co.,
4.875%, 10–2–23	10,500	11,381
Toyota Motor Credit Corp.,
2.000%, 10–24–18	5,125	5,200

		25,177

Cable & Satellite – 1.3%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
1.625%, 1–15–22	3,950	3,917
2.350%, 1–15–27	3,000	2,954
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
5.875%, 10–1–19	1,000	1,119
Lender Processing Services, Inc. and Black Knight Lending Solutions, Inc.,
5.750%, 4–15–23	4,058	4,271
Time Warner Cable, Inc.,
5.850%, 5–1–17	6,830	7,001
Time Warner Co., Inc. (GTD by Time Warner, Inc.),
7.250%, 10–15–17	4,000	4,237

		23,499

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
General Merchandise Stores – 0.8%
Dollar General Corp.:
4.125%, 7–15–17	$12,500	$12,782
1.875%, 4–15–18	3,000	3,017

		15,799

Internet & Direct Marketing Retail – 0.8%
Amazon.com, Inc.:
1.200%, 11–29–17	8,000	8,007
3.800%, 12–5–24	6,305	6,992

		14,999

Total Consumer Discretionary – 5.5%		101,296
Consumer Staples

Brewers – 1.0%
Anheuser-Busch InBev S.A./N.V.,
3.300%, 2–1–23	18,225	19,222

Distillers & Vintners – 0.5%
Beam, Inc.,
1.750%, 6–15–18	10,000	10,022

Drug Retail – 0.9%
CVS Health Corp.:
2.250%, 12–5–18	11,000	11,197
2.125%, 6–1–21	6,050	6,112

		17,309

Food Distributors – 0.1%
ConAgra Foods, Inc.,
5.819%, 6–15–17	2,500	2,571

Food Retail – 0.3%
Kroger Co. (The),
1.500%, 9–30–19	5,250	5,239

Packaged Foods & Meats – 1.8%
Hershey Co. (The),
1.600%, 8–21–18	8,860	8,949
Kraft Heinz Foods Co.,
4.875%, 2–15–25 (A)	12,750	14,064
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
2.650%, 8–15–19	9,450	9,689

		32,702

Soft Drinks – 0.4%
Bottling Group LLC,
5.125%, 1–15–19	4,059	4,402
PepsiCo, Inc.,
3.100%, 7–17–22	2,082	2,228

		6,630

Total Consumer Staples – 5.0%		93,695
Energy

Integrated Oil & Gas – 0.2%
Statoil ASA (GTD by Statoil Petroleum AS),
1.950%, 11–8–18	3,500	3,534

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Equipment & Services – 0.9%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	$8,250	$9,151
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
1.250%, 8–1–17 (A)	5,000	5,000
Schlumberger Norge A.S. (GTD by Schlumberger Ltd.),
1.250%, 8–1–17 (A)	2,435	2,433

		16,584

Oil & Gas Exploration & Production – 2.0%
BP Capital Markets plc (GTD by BP plc),
1.674%, 2–13–18	13,500	13,552
ConocoPhillips Co. (GTD by ConocoPhillips),
3.350%, 11–15–24	4,000	4,097
EQT Corp.,
8.125%, 6–1–19	11,520	13,167
Exxon Mobil Corp.,
0.890%, 3–15–17 (B)	6,245	6,248

		37,064

Oil & Gas Refining & Marketing – 0.6%
PBF Holding Co. LLC,
8.250%, 2–15–20	11,000	11,346

Oil & Gas Storage & Transportation – 1.4%
El Paso Corp.,
7.000%, 6–15–17	7,550	7,813
EnLink Midstream Partners L.P.,
4.850%, 7–15–26	4,000	4,028
Kinder Morgan Energy Partners L.P.,
5.950%, 2–15–18	7,000	7,361
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	5,700	6,115

		25,317

Total Energy – 5.1%		93,845
Financials

Asset Management & Custody Banks – 0.9%
Ares Capital Corp.,
3.875%, 1–15–20	16,515	17,082

Consumer Finance – 4.6%
American Express Co.,
7.000%, 3–19–18	10,000	10,786
American Honda Finance Corp.:
1.500%, 9–11–17 (A)	6,000	6,019
7.625%, 10–1–18 (A)	5,000	5,610
Capital One Financial Corp.,
6.750%, 9–15–17	9,000	9,427
Discover Financial Services,
3.950%, 11–6–24	12,875	13,187

2016	SEMIANNUAL REPORT	73

SCHEDULE OF INVESTMENTS	IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Finance (Continued)
Ford Motor Credit Co. LLC,
5.000%, 5–15–18	$10,000	$10,496
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	5,115	5,133
3.500%, 7–10–19	4,500	4,636
4.200%, 3–1–21	6,500	6,841
Hyundai Capital America,
2.875%, 8–9–18 (A)	5,525	5,639
Total System Services, Inc.,
3.800%, 4–1–21	6,374	6,764

		84,538

Diversified Banks – 7.8%
Ally Financial, Inc.,
5.500%, 2–15–17	9,265	9,381
Banco del Estado de Chile,
1.117%, 3–13–17 (B)	8,500	8,502
Bank of America Corp.,
2.625%, 4–19–21	8,500	8,636
Bank of Montreal,
1.126%, 6–6–17 (B)	8,500	8,495
Bank of New York Mellon Corp. (The),
2.300%, 9–11–19	12,750	13,044
BB&T Corp.,
2.050%, 5–10–21	6,500	6,568
Branch Banking and Trust Co.,
1.450%, 5–10–19	10,875	10,883
Huntington Bancshares, Inc.,
3.150%, 3–14–21	6,500	6,739
Huntington National Bank,
2.200%, 11–6–18	4,000	4,050
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 9–13–21	11,500	11,471
Mizuho Financial Group, Inc.,
2.273%, 9–13–21	14,000	13,955
Sumitomo Mitsui Financial Group, Inc.,
2.058%, 7–14–21	4,250	4,216
U.S. Bancorp,
3.100%, 4–27–26	4,000	4,134
Wachovia Corp.,
5.750%, 2–1–18	13,500	14,263
Wells Fargo & Co.,
3.000%, 2–19–25	9,000	9,145
Wells Fargo Bank N.A.,
1.040%, 2–15–17 (B)	11,100	11,103

		144,585

Investment Banking & Brokerage – 2.4%
Goldman Sachs Group, Inc. (The):
2.375%, 1–22–18	4,000	4,041
2.750%, 9–15–20	3,200	3,278
2.350%, 11–15–21	6,700	6,687
4.000%, 3–3–24	4,552	4,890
Merrill Lynch & Co., Inc.,
6.400%, 8–28–17	11,000	11,478
Morgan Stanley:
2.800%, 6–16–20	7,365	7,556
2.500%, 4–21–21	4,750	4,796
3.000%, 5–31–23 (B)	1,700	1,728

		44,454

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Life & Health Insurance – 1.7%
Athene Global Funding,
2.875%, 10–23–18 (A)	$15,450	$15,415
New York Life Global Funding,
1.550%, 11–2–18 (A)	6,500	6,533
Principal Life Global Funding II,
2.625%, 11–19–20 (A)	9,500	9,736

		31,684

Other Diversified Financial Services – 4.6%
Citigroup, Inc.:
1.300%, 11–15–16	5,215	5,216
2.650%, 10–26–20	9,000	9,194
2.700%, 3–30–21	5,893	6,025
Fidelity National Financial, Inc.,
6.600%, 5–15–17	12,215	12,560
Fidelity National Information Services, Inc.,
2.850%, 10–15–18	5,000	5,131
JPMorgan Chase & Co.:
6.000%, 1–15–18	8,500	8,981
2.295%, 8–15–21	7,000	7,016
4.350%, 8–15–21	3,820	4,195
3.000%, 2–27–30	3,390	3,385
JPMorgan Chase Bank N.A.,
1.311%, 9–21–18 (B)	8,500	8,506
USAA Capital Corp.,
2.450%, 8–1–20 (A)	13,865	14,261

		84,470

Property & Casualty Insurance – 1.9%
ACE INA Holdings, Inc. (GTD by ACE Ltd.),
2.300%, 11–3–20	5,500	5,643
Berkshire Hathaway Finance Corp.,
1.700%, 3–15–19	4,550	4,592
Berkshire Hathaway, Inc.:
1.900%, 1–31–17	4,000	4,012
2.100%, 8–14–19	7,375	7,536
2.750%, 3–15–23	13,260	13,786

		35,569

Regional Banks – 0.8%
PNC Bank N.A.,
2.400%, 10–18–19	5,500	5,630
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6–10–19	8,500	9,664

		15,294

Specialized Finance – 0.8%
ADOP Co.,
6.625%, 10–1–17 (A)	4,000	4,160
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
3.480%, 6–1–19 (A)	10,625	10,926

		15,086

Total Financials – 25.5%		472,762

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care

Biotechnology – 0.4%
Amgen, Inc.:
2.125%, 5–15–17	$5,500	$5,532
1.250%, 5–22–17	1,950	1,951

		7,483

Health Care Supplies – 1.5%
Catholic Health Initiatives,
2.600%, 8–1–18	11,871	12,098
Medtronic, Inc.,
3.500%, 3–15–25	12,350	13,307
Stryker Corp.,
2.625%, 3–15–21	3,025	3,118

		28,523

Pharmaceuticals – 0.8%
AbbVie, Inc.,
2.500%, 5–14–20	5,000	5,104
Merck & Co., Inc.,
1.100%, 1–31–18	4,925	4,930
Mylan, Inc.,
1.350%, 11–29–16	4,291	4,293

		14,327

Total Health Care – 2.7%		50,333
Industrials

Aerospace & Defense – 2.4%
BAE Systems Holdings, Inc.:
6.375%, 6–1–19 (A)	6,393	7,126
3.850%, 12–15–25 (A)	5,500	5,852
BAE Systems plc,
4.750%, 10–11–21 (A)	4,300	4,782
Exelis, Inc.:
4.250%, 10–1–16	12,406	12,406
5.550%, 10–1–21	2,566	2,924
General Dynamics Corp.,
1.875%, 8–15–23	2,950	2,927
TransDigm Group, Inc.,
7.500%, 7–15–21	7,967	8,445

		44,462

Airlines – 0.6%
Southwest Airlines Co.:
5.125%, 3–1–17	5,000	5,078
2.650%, 11–5–20	6,000	6,165

		11,243

Environmental & Facilities Services – 1.7%
Republic Services, Inc.,
3.800%, 5–15–18	14,690	15,260
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
6.100%, 3–15–18	10,000	10,695
4.750%, 6–30–20	1,675	1,862
7.100%, 8–1–26	2,450	3,315

		31,132

74	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrial Conglomerates – 0.9%
General Electric Capital Corp.,
5.012%, 1–1–24	$14,657	$16,344

Total Industrials – 5.6%		103,181
Information Technology

Application Software – 0.8%
Michael Baker International LLC,
8.250%, 10–15–18 (A)	6,792	6,809
NVIDIA Corp.,
2.200%, 9–16–21	8,500	8,526

		15,335

Communications Equipment – 0.6%
Cisco Systems, Inc.:
2.200%, 2–28–21	4,050	4,144
2.600%, 2–28–23	5,920	6,109
Harris Corp.,
2.700%, 4–27–20	1,094	1,115

		11,368

Data Processing & Outsourced Services – 1.7%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	6,600	6,732
6.375%, 4–1–20 (A)	6,000	6,112
Visa, Inc.,
2.800%, 12–14–22	18,500	19,396

		32,240

Home Entertainment Software – 0.2%
Activision Blizzard, Inc.,
2.300%, 9–15–21 (A)	4,000	4,010

Semiconductor Equipment – 0.5%
Lam Research Corp.,
2.800%, 6–15–21	8,500	8,725

Semiconductors – 0.7%
Intel Corp.,
2.450%, 7–29–20	4,000	4,139
Samsung Electronics America, Inc. (GTD by Samsung Electronics Co. Ltd.),
1.750%, 4–10–17 (A)	8,500	8,520

		12,659

Systems Software – 1.2%
CA, Inc.,
5.375%, 12–1–19	8,297	9,162
Microsoft Corp.:
2.000%, 11–3–20	8,000	8,172
2.000%, 8–8–23	4,000	3,996

		21,330

Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.,
1.550%, 2–7–20	13,175	13,293

Total Information Technology – 6.4%		118,960

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials

Diversified Chemicals – 0.4%
Dow Chemical Co. (The),
4.250%, 11–15–20	$7,049	$7,646

Specialty Chemicals – 0.7%
Methanex Corp.,
3.250%, 12–15–19	13,132	12,983

Total Materials – 1.1%		20,629
Real Estate

Specialized REITs – 0.5%
Crown Castle International Corp.:
2.250%, 9–1–21	3,000	2,998
4.875%, 4–15–22	3,099	3,457
5.250%, 1–15–23	2,745	3,108

		9,563

Total Real Estate – 0.5%		9,563
Telecommunication Services

Integrated Telecommunication Services – 0.8%
AT&T, Inc.:
5.875%, 10–1–19	3,900	4,363
5.200%, 3–15–20	3,000	3,324
3.600%, 2–17–23	6,915	7,291

		14,978

Wireless Telecommunication Service – 2.1%
American Tower Corp.:
3.300%, 2–15–21	2,500	2,614
5.900%, 11–1–21	12,200	14,231
2.250%, 1–15–22	12,500	12,475
3.375%, 10–15–26	5,350	5,426
Crown Castle Towers LLC,
3.222%, 5–15–22 (A)	4,830	4,980

		39,726

Total Telecommunication Services – 2.9%		54,704
Utilities

Electric Utilities – 1.1%
Emera U.S. Finance L.P. (GTD by Emera U.S. Holdings, Inc.),
2.150%, 6–15–19 (A)	4,000	4,043
Entergy Mississippi, Inc.,
2.850%, 6–1–28	5,875	6,011
Entergy Texas, Inc.,
2.550%, 6–1–21	7,225	7,431
National Rural Utilities Cooperative Finance Corp.,
1.650%, 2–8–19	3,600	3,628

		21,113

Multi-Utilities – 1.0%
Dominion Resources, Inc.,
6.400%, 6–15–18	11,118	11,989

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Multi-Utilities (Continued)
Dominion Resources, Inc., Series A,
1.400%, 9–15–17	$5,850	$5,848

		17,837

Total Utilities – 2.1%		38,950

TOTAL CORPORATE DEBT SECURITIES – 62.4%		$1,157,918
(Cost: $1,138,090)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.3%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C,
5.097%, 9–15–27 (A)	2,500	2,748
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B,
2.658%, 7–15–30 (A)(B)	3,942	3,861

		6,609

TOTAL MORTGAGE-BACKED SECURITIES – 0.3%		$6,609
(Cost: $6,672)

MUNICIPAL BONDS – TAXABLE
California – 1.5%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C,
6.500%, 10–1–19	7,170	7,775
CA Various Purp GO Bonds,
7.700%, 11–1–30	10,050	12,371
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AH,
1.796%, 7–1–19	7,615	7,719

		27,865

New York – 0.5%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8–1–26	9,920	9,943

TOTAL MUNICIPAL BONDS – TAXABLE – 2.0%		$37,808
(Cost: $37,777)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 3.0%
Federal Home Loan Bank:
4.780%, 1–25–17	761	761
1.900%, 4–12–23	12,270	12,328
2.750%, 3–2–26	10,000	10,005

2016	SEMIANNUAL REPORT	75

SCHEDULE OF INVESTMENTS	IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Agency Obligations (Continued)
2.500%, 4–27–26	$13,735	$13,774
1.700%, 7–25–31	18,500	18,386

		55,254

Mortgage-Backed Obligations – 19.9%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.822%, 6–25–21 (A)(B)	9,509	9,566
3.669%, 2–25–22 (A)(B)	4,000	3,937
4.000%, 6–15–26	11,994	12,897
2.125%, 8–28–31	4,125	4,125
5.000%, 12–15–34	479	534
5.045%, 7–25–44 (A)(B)	5,870	6,134
5.116%, 8–25–44 (A)(B)	6,990	7,723
4.302%, 9–25–44 (A)(B)	8,200	8,530
4.490%, 12–25–44 (A)(B)	17,000	18,548
3.883%, 2–25–45 (A)(B)	8,500	8,760
4.492%, 1–25–46 (A)(B)	5,958	6,433
4.752%, 11–25–46 (A)(B)	8,000	8,817
5.341%, 2–25–47 (A)(B)	5,120	5,728
4.436%, 7–25–48 (A)(B)	5,200	5,236
4.572%, 12–25–48 (A)(B)	18,196	19,595
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 4–1–20	371	390
3.000%, 8–1–28	10,600	11,150
3.000%, 9–1–28	10,535	11,125
3.500%, 1–1–29	1,954	2,066
3.000%, 1–1–33	6,972	7,395
3.000%, 1–15–42	3,789	3,923
3.000%, 5–15–44	3,439	3,599
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 12–25–17	430	437
3.510%, 4–25–29	11,750	11,903
2.375%, 2–24–31	8,500	8,506
2.000%, 4–25–39	8,338	8,361
2.000%, 6–25–39	21,581	21,849
2.000%, 4–25–40	5,997	6,042
2.500%, 11–25–45	16,178	16,566
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 9–1–17	325	327
0.875%, 10–26–17	15,000	15,024
4.514%, 12–1–19	10,218	11,024
4.643%, 7–1–20	9,699	10,527
4.380%, 6–1–21	14,105	15,679
5.500%, 10–1–21	1,490	1,576
5.450%, 10–18–21	8,028	8,042
5.500%, 2–1–22	769	814
6.000%, 7–1–22	612	664
3.500%, 8–1–26	5,162	5,475

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
2.000%, 10–25–41	$15,452	$15,566
2.000%, 12–25–42	2,429	2,474
2.500%, 7–25–45	3,339	3,427
2.500%, 9–25–45	5,296	5,443
2.500%, 12–25–45	15,752	16,126
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3–16–42	8,256	8,240
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
3.500%, 4–20–34	8,770	9,153

		369,456

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 22.9%		$424,710
(Cost: $421,096)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 6.3%
U.S. Treasury Notes:
0.625%, 9–30–17	50,000	49,977
2.750%, 2–28–18	35,000	35,990
1.375%, 8–31–20	20,000	20,245
2.000%, 8–15–25	10,000	10,355

		116,567

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.3%		$116,567
(Cost: $115,616)

SHORT-TERM SECURITIES
Commercial Paper (C) – 3.4%
Becton Dickinson & Co.,
0.840%, 11–15–16	3,971	3,967
BorgWarner, Inc.,
0.700%, 10–6–16	10,000	9,999
Campbell Soup Co.,
0.590%, 10–3–16	7,500	7,499
DTE Energy Co. (GTD by Detroit Edison Co.),
0.610%, 10–6–16	7,000	6,999
Ecolab, Inc.,
0.700%, 10–6–16	5,000	4,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.790%, 10–19–16	5,000	4,998
NBCUniversal Enterprise, Inc.:
0.770%, 10–12–16	5,000	4,999
0.830%, 11–9–16	5,000	4,995

SHORT–TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (C) (Continued)
Northern Illinois Gas Co.:
0.420%, 10–3–16	$6,191	$6,191
0.760%, 10–11–16	5,000	4,999
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.580%, 10–31–16	2,500	2,499

		62,144

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (D)	2,388	2,388

Municipal Obligations – 0.8%
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008A (GTD by U.S. Bank N.A.),
0.800%, 10–7–16 (D)	5,000	5,000
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.770%, 10–7–16	6,000	6,000
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.),
0.810%, 10–7–16 (D)	4,251	4,251

		15,251

TOTAL SHORT-TERM SECURITIES – 4.3%		$79,783
(Cost: $79,785)

TOTAL INVESTMENT SECURITIES – 99.2%		$1,842,173
(Cost: $1,817,584)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		14,455

NET ASSETS – 100.0%		$1,856,628

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $314,771 or 17.0% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

76	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

(C)	Rate shown is the yield to maturity at September 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Asset-Backed Securities	$—	$18,778	$—
Corporate Debt Securities	—	1,157,918	—
Mortgage-Backed Securities	—	6,609	—
Municipal Bonds	—	37,808	—
United States Government Agency Obligations	—	424,710	—
United States Government Obligations	—	116,567	—
Short-Term Securities	—	79,783	—
Total	$—	$1,842,173	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	77

PORTFOLIO HIGHLIGHTS	IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Ivy Managed International Opportunities Fund

Ivy International Core Equity Fund, Class I	29.9%
Ivy Global Growth Fund, Class I	25.0%
Ivy European Opportunities Fund, Class I	20.0%
Ivy Global Income Allocation Fund, Class I	15.0%
Ivy Emerging Markets Equity Fund, Class I	10.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.1%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Fund’s prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

78	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Emerging Markets Equity Fund, Class I	1,204	$19,380
Ivy European Opportunities Fund, Class I	1,410	38,761
Ivy Global Growth Fund, Class I	1,178	48,451
Ivy Global Income Allocation Fund, Class I	2,001	29,070
Ivy International Core Equity Fund, Class I	3,416	58,141

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$193,803
(Cost: $159,492)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 0.2%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (A)	$301	$301

TOTAL SHORT-TERM SECURITIES – 0.2%		$301
(Cost: $301)

TOTAL INVESTMENT SECURITIES – 100.1%		$194,104
(Cost: $159,793)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(186)

NET ASSETS – 100.0%		$193,918

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Affiliated Mutual Funds	$193,803	$—	$—
Short-Term Securities	—	301	—
Total	$193,803	$301	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	79

PORTFOLIO HIGHLIGHTS	IVY MICRO CAP GROWTH FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	93.1%
Information Technology	29.3%
Health Care	23.6%
Consumer Discretionary	15.0%
Telecommunication Services	6.7%
Industrials	6.2%
Materials	3.3%
Energy	3.3%
Financials	2.5%
Consumer Staples	1.8%
Real Estate	1.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.9%

Lipper Rankings

Category: Lipper Small-Cap Growth Funds	Rank	Percentile
1 Year	178/563	32
3 Year	346/502	69
5 Year	160/446	36

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
8x8, Inc.	Telecommunication Services	Integrated Telecommunication Services
SPS Commerce, Inc.	Information Technology	Internet Software & Services
Nautilus Group, Inc. (The)	Consumer Discretionary	Leisure Products
Tile Shop Holdings, Inc.	Consumer Discretionary	Home Improvement Retail
Aerie Pharmaceuticals, Inc.	Health Care	Pharmaceuticals
LogMeIn, Inc.	Information Technology	Internet Software & Services
Flotek Industries, Inc.	Materials	Specialty Chemicals
Cornerstone OnDemand, Inc.	Information Technology	Internet Software & Services
MYR Group, Inc.	Industrials	Construction & Engineering
Zix Corp.	Information Technology	Application Software

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

80	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY MICRO CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.3%
Motorcar Parts of America, Inc. (A)	136	$3,900

Broadcasting – 1.5%
Entravision Communications Corp.	337	2,572

Home Improvement Retail – 3.3%
Tile Shop Holdings, Inc. (A)	347	5,736

Leisure Products – 3.4%
Nautilus Group, Inc. (The) (A)	254	5,780

Restaurants – 1.7%
Kona Grill, Inc. (A)	235	2,955

Specialty Stores – 2.8%
DAVIDsTEA, Inc. (A)	77	949
Sportsman’s Warehouse Holdings, Inc. (A)	368	3,873

		4,822

Total Consumer Discretionary – 15.0%		25,765
Consumer Staples

Distillers & Vintners – 0.1%
MGP Ingredients, Inc.	5	221

Packaged Foods & Meats – 1.7%
Inventure Foods, Inc. (A)	307	2,886

Total Consumer Staples – 1.8%		3,107
Energy

Oil & Gas Equipment & Services – 1.4%
Natural Gas Services Group, Inc. (A)	97	2,384

Oil & Gas Exploration & Production – 1.9%
Clayton Williams Energy, Inc. (A)	2	171
Earthstone Energy, Inc. (A)	92	790
Resolute Energy Corp. (A)	29	764
Rice Energy, Inc. (A)	148	1,625

		3,350

Total Energy – 3.3%		5,734
Financials

Mortgage REITs – 2.5%
American Capital Mortgage Investment Corp.	51	868
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	147	3,433

		4,301

Total Financials – 2.5%		4,301
Health Care

Biotechnology – 1.0%
Natera, Inc. (A)	150	1,672

COMMON STOCKS (Continued)	Shares	Value
Health Care Equipment – 6.9%
AxoGen, Inc. (A)	145	$1,307
Entellus Medical, Inc. (A)	46	1,026
K2M Group Holdings, Inc. (A)	229	4,070
Oxford Immunotec Global plc (A)	188	2,363
Tactile Systems Technology, Inc. (A)	166	3,099

		11,865

Health Care Supplies – 4.8%
Endologix, Inc. (A)	325	4,161
ICU Medical, Inc. (A)	32	3,994

		8,155

Health Care Technology – 4.5%
Evolent Health, Inc., Class A (A)	155	3,818
Omnicell, Inc. (A)	104	3,985

		7,803

Pharmaceuticals – 6.4%
Aerie Pharmaceuticals, Inc. (A)	140	5,295
Intersect ENT, Inc. (A)	115	1,820
Intra-Cellular Therapies, Inc. (A)	69	1,058
Novan, Inc. (A)	108	2,169
Revance Therapeutics, Inc. (A)	44	716

		11,058

Total Health Care – 23.6%		40,553
Industrials

Building Products – 2.9%
American Woodmark Corp. (A)	28	2,280
PGT, Inc. (A)	253	2,704

		4,984

Construction & Engineering – 2.8%
MYR Group, Inc. (A)	156	4,705

Trucking – 0.5%
YRC Worldwide, Inc. (A)	73	904

Total Industrials – 6.2%		10,593
Information Technology

Application Software – 2.5%
Zix Corp. (A)	1,049	4,300

Communications Equipment – 1.8%
Oclaro, Inc. (A)	363	3,107

Electronic Manufacturing Services – 1.7%
Mercury Computer Systems, Inc. (A)	120	2,956

Internet Software & Services – 17.8%
2U, Inc. (A)	47	1,792
comScore, Inc. (A)	117	3,596
Cornerstone OnDemand, Inc. (A)	111	5,082
LogMeIn, Inc.	57	5,186
Mimecast Ltd. (A)	219	4,190
Q2 Holdings, Inc. (A)	147	4,219
SPS Commerce, Inc. (A)	88	6,481

		30,546

COMMON STOCKS (Continued)	Shares	Value
Semiconductor Equipment – 2.5%
PDF Solutions, Inc. (A)	236	$4,288

Semiconductors – 2.2%
NVE Corp.	63	3,725

Systems Software – 0.8%
SecureWorks Corp., Class A (A)	114	1,421

Total Information Technology – 29.3%		50,343
Materials

Specialty Chemicals – 3.3%
Flotek Industries, Inc. (A)(B)	27	393
Flotek Industries, Inc. (A)	356	5,172

		5,565

Total Materials – 3.3%		5,565
Real Estate

Health Care REITs – 1.4%
Community Healthcare Trust, Inc.	112	2,449

Total Real Estate – 1.4%		2,449
Telecommunication Services

Integrated Telecommunication Services – 6.5%
8x8, Inc. (A)	459	7,089
GTT Communications, Inc. (A)	170	4,005

		11,094

Wireless Telecommunication Service – 0.2%
RingCentral, Inc., Class A (A)	15	357

Total Telecommunication Services – 6.7%		11,451

TOTAL COMMON STOCKS – 93.1%		$159,861
(Cost: $125,801)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 5.6%
Kroger Co. (The),
0.630%, 10–3–16	$5,000	4,999
Northern Illinois Gas Co.,
0.420%, 10–3–16	4,656	4,656

		9,655

Master Note – 2.2%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (D)	3,738	3,738

TOTAL SHORT-TERM SECURITIES – 7.8%		$13,393
(Cost: $13,394)

TOTAL INVESTMENT SECURITIES – 100.9%		$173,254
(Cost: $139,195)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9)%		(1,560)

NET ASSETS – 100.0%		$171,694

2016	SEMIANNUAL REPORT	81

SCHEDULE OF INVESTMENTS	IVY MICRO CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $393 or 0.2% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$159,861	$—	$—
Short-Term Securities	—	13,393	—
Total	$159,861	$13,393	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

82	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY MID CAP GROWTH FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	99.0%
Information Technology	23.4%
Consumer Discretionary	19.9%
Health Care	18.1%
Industrials	15.6%
Financials	9.2%
Consumer Staples	6.7%
Energy	4.8%
Materials	1.3%
Purchased Options	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.8%

Lipper Rankings

Category: Lipper Mid-Cap Growth Funds	Rank	Percentile
1 Year	159/400	40
3 Year	274/363	76
5 Year	249/319	78
10 Year	69/229	30

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Intuitive Surgical, Inc.	Health Care	Health Care Equipment
Zoetis, Inc.	Health Care	Pharmaceuticals
Fastenal Co.	Industrials	Trading Companies & Distributors
Microchip Technology, Inc.	Information Technology	Semiconductors
CoStar Group, Inc.	Industrials	Research & Consulting Services
Electronic Arts, Inc.	Information Technology	Home Entertainment Software
Northern Trust Corp.	Financials	Asset Management & Custody Banks
CME Group, Inc.	Financials	Financial Exchanges & Data
Mead Johnson Nutrition Co.	Consumer Staples	Packaged Foods & Meats
Pandora Media, Inc.	Information Technology	Internet Software & Services

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	83

SCHEDULE OF INVESTMENTS	IVY MID CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.1%
DSW, Inc., Class A	1,416	$29,004

Apparel, Accessories & Luxury Goods – 3.5%
Burberry Group plc (A)	1,913	34,201
Kate Spade & Co. (B)	1,605	27,490
lululemon athletica, Inc. (B)	506	30,854

		92,545

Auto Parts & Equipment – 1.6%
BorgWarner, Inc.	1,200	42,233

Homebuilding – 1.6%
D.R. Horton, Inc.	1,434	43,310

Homefurnishing Retail – 2.8%
Bed Bath & Beyond, Inc.	885	38,153
Williams-Sonoma, Inc.	725	37,040

		75,193

Leisure Products – 3.6%
Mattel, Inc. (C)	1,639	49,629
Polaris Industries, Inc.	611	47,350

		96,979

Restaurants – 2.2%
Dunkin’ Brands Group, Inc. (C)	1,139	59,303

Specialty Stores – 3.5%
Tiffany & Co.	692	50,267
Tractor Supply Co.	664	44,724

		94,991

Total Consumer Discretionary – 19.9%		533,558
Consumer Staples

Food Retail – 1.7%
Whole Foods Market, Inc.	1,600	45,354

Packaged Foods & Meats – 5.0%
Blue Buffalo Pet Products, Inc. (B)	1,337	31,765
Hain Celestial Group, Inc. (The) (B)	1,101	39,161
Mead Johnson Nutrition Co. (C)	791	62,461

		133,387

Total Consumer Staples – 6.7%		178,741
Energy

Oil & Gas Exploration & Production – 4.8%
Cabot Oil & Gas Corp.	1,079	27,837
Cimarex Energy Co.	201	27,048
Continental Resources, Inc. (B)	772	40,115
Noble Energy, Inc.	954	34,081

		129,081

Total Energy – 4.8%		129,081
Financials

Asset Management & Custody Banks – 3.4%
Northern Trust Corp.	965	65,603

COMMON STOCKS (Continued)	Shares	Value
Asset Management & Custody Banks (Continued)
Oaktree Capital Group LLC	601	$25,494

		91,097

Financial Exchanges & Data – 2.4%
CME Group, Inc.	626	65,481

Regional Banks – 3.4%
First Republic Bank	653	50,380
Signature Bank (B)	341	40,414

		90,794

Total Financials – 9.2%		247,372
Health Care

Biotechnology – 4.1%
ACADIA Pharmaceuticals, Inc. (B)	657	20,914
Alkermes plc (B)	942	44,308
BioMarin Pharmaceutical, Inc. (B)	473	43,745

		108,967

Health Care Distributors – 1.0%
Henry Schein, Inc. (B)	158	25,676

Health Care Equipment – 5.3%
Edwards Lifesciences Corp. (B)	476	57,443
Intuitive Surgical, Inc. (B)	117	85,017

		142,460

Health Care Facilities – 0.7%
Acadia Healthcare Co., Inc. (B)	402	19,926

Health Care Services – 2.3%
Diplomat Pharmacy, Inc. (B)	712	19,951
Laboratory Corp. of America Holdings (B)	302	41,573

		61,524

Health Care Supplies – 1.6%
Align Technology, Inc. (B)	454	42,579

Pharmaceuticals – 3.1%
Zoetis, Inc.	1,626	84,555

Total Health Care – 18.1%		485,687
Industrials

Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	1,054	54,327

Building Products – 2.6%
A. O. Smith Corp.	263	25,979
Fortune Brands Home & Security, Inc. (C)	734	42,616

		68,595

Construction Machinery & Heavy Trucks – 0.5%
Westinghouse Air Brake Technologies Corp.	169	13,796

COMMON STOCKS (Continued)	Shares	Value
Electrical Components & Equipment – 0.9%
Generac Holdings, Inc. (B)	670	$24,328

Industrial Machinery – 2.2%
IDEX Corp.	438	41,011
Woodward, Inc.	291	18,190

		59,201

Research & Consulting Services – 4.3%
CoStar Group, Inc. (B)(D)	343	74,280
Verisk Analytics, Inc., Class A (B)	516	41,901

		116,181

Trading Companies & Distributors – 3.1%
Fastenal Co. (C)	1,989	83,088

Total Industrials – 15.6%		419,516
Information Technology

Application Software – 4.3%
ANSYS, Inc. (B)	429	39,693
Ellie Mae, Inc. (B)	263	27,731
Guidewire Software, Inc. (B)	472	28,312
Mobileye N.V. (B)	436	18,565

		114,301

Communications Equipment – 1.6%
Harris Corp.	468	42,850

Electronic Manufacturing Services – 2.1%
Trimble Navigation Ltd. (B)	1,991	56,859

Home Entertainment Software – 2.7%
Electronic Arts, Inc. (B)(C)	845	72,201

Internet Software & Services – 4.7%
Akamai Technologies, Inc. (B)	206	10,910
GrubHub, Inc. (B)	1,226	52,724
Pandora Media, Inc. (B)	4,278	61,297

		124,931

Semiconductors – 4.1%
Maxim Integrated Products, Inc.	714	28,491
Microchip Technology, Inc.	1,239	76,963
Monolithic Power Systems, Inc.	67	5,433

		110,887

Systems Software – 3.9%
Red Hat, Inc. (B)	623	50,391
ServiceNow, Inc. (B)	696	55,094

		105,485

Total Information Technology – 23.4%		627,514
Materials

Fertilizers & Agricultural Chemicals – 1.3%
Scotts Miracle-Gro Co. (The)	418	34,811

Total Materials – 1.3%		34,811

TOTAL COMMON STOCKS – 99.0%		$2,656,280
(Cost: $2,271,501)

84	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY MID CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Value
MarketAxess Holdings, Inc.,
Call $175.00, Expires 11–18–16, OTC (Ctrpty: UBS AG)	811	$261
Russell 2000 Index,
Put $1,220.00, Expires 10–28–16, OTC (Ctrpty: UBS AG)	1,203	1,498
S&P 500 Index,
Put $2,125.00, Expires 10–28–16	392	629
SPDR S&P MIDCAP 400 ETF Trust,
Put $275.00, Expires 10–28–16, OTC (Ctrpty: Citibank N.A.)	6,727	1,665

TOTAL PURCHASED OPTIONS – 0.2%		$4,053
(Cost: $4,225)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (E) — 0.7%
John Deere Canada ULC (GTD by Deere & Co.),
0.450%, 11–7–16	$5,000	$4,998
NBCUniversal Enterprise, Inc.,
0.790%, 10–17–16	5,000	4,998
Wisconsin Electric Power Co.,
0.450%, 10–3–16	10,209	10,208

		20,204

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (F)	1,528	1,528

TOTAL SHORT-TERM SECURITIES –0.8%		$21,732
(Cost: $21,733)

TOTAL INVESTMENT SECURITIES – 100.0%		$2,682,065
(Cost: $2,297,459)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		1,030

NET ASSETS – 100.0%		$2,683,095

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $14,619 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	All or a portion of securities with an aggregate value of $4,764 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Rate shown is the yield to maturity at September 30, 2016.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
MarketAxess Holdings, Inc.	UBS AG	Put	811	November 2016	$150.00	$366	$(168)
Pacira Pharmaceuticals, Inc.	Goldman Sachs International	Put	2,887	December 2016	85.00	12,154	(14,676)
Russell 2000 Index	UBS AG	Put	1,203	October 2016	1,110.00	253	(213)
S&P 500 Index	N/A	Put	392	October 2016	1,975.00	109	(92)
SPDR S&P MIDCAP 400 ETF Trust	Citibank N.A.	Put	6,727	October 2016	255.00	262	(286)

						$13,144	$(15,435)

2016	SEMIANNUAL REPORT	85

SCHEDULE OF INVESTMENTS	IVY MID CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,656,280	$—	$—
Purchased Options	629	3,424	—
Short–Term Securities	—	21,732	—
Total	$2,656,909	$25,156	$—
Liabilities
Written Options	$92	$15,343	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

86	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY MID CAP INCOME OPPORTUNITIES FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	97.5%
Consumer Discretionary	22.1%
Information Technology	16.6%
Industrials	14.1%
Energy	8.5%
Materials	8.5%
Financials	8.3%
Health Care	8.3%
Consumer Staples	5.5%
Real Estate	2.9%
Utilities	2.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.5%

Lipper Rankings

Category: Lipper Mid-Cap Core Funds Universe Average	Rank	Percentile
1 Year	18/419	5

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Polaris Industries, Inc.	Consumer Discretionary	Leisure Products
Rockwell Automation, Inc.	Industrials	Electrical Components & Equipment
American Campus Communities, Inc.	Real Estate	Residential REITs
Targa Resources Corp.	Energy	Oil & Gas Storage & Transportation
Scotts Miracle–Gro Co. (The)	Materials	Fertilizers & Agricultural Chemicals
RPM International, Inc.	Materials	Specialty Chemicals
Helmerich & Payne, Inc.	Energy	Oil & Gas Drilling
KAR Auction Services, Inc.	Industrials	Diversified Support Services
Microchip Technology, Inc.	Information Technology	Semiconductors
Maxim Integrated Products, Inc.	Information Technology	Semiconductors

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	87

SCHEDULE OF INVESTMENTS	IVY MID CAP INCOME OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 2.8%
Limited Brands, Inc.	84	$5,916

Consumer Electronics – 2.8%
Garmin Ltd.	122	5,881

Department Stores – 2.8%
Kohl’s Corp.	134	5,878

Home Furnishings – 2.7%
Leggett & Platt, Inc.	127	5,803

Leisure Products – 5.5%
Mattel, Inc.	185	5,596
Polaris Industries, Inc.	82	6,342

		11,938

Movies & Entertainment – 2.7%
Cinemark Holdings, Inc.	150	5,740

Restaurants – 2.8%
Cracker Barrel Old Country Store, Inc.	44	5,847

Total Consumer Discretionary – 22.1%		47,003
Consumer Staples

Household Products – 2.8%
Clorox Co. (The)	47	5,888

Packaged Foods & Meats – 2.7%
Kellogg Co.	74	5,733

Total Consumer Staples – 5.5%		11,621
Energy

Oil & Gas Drilling – 2.8%
Helmerich & Payne, Inc.	89	5,997

Oil & Gas Storage & Transportation – 5.7%
Plains All American Pipeline L.P.	186	5,854
Targa Resources Corp.	123	6,058

		11,912

Total Energy – 8.5%		17,909
Financials

Insurance Brokers – 2.8%
Arthur J. Gallagher & Co.	116	5,915

Regional Banks – 5.5%
Glacier Bancorp, Inc.	203	5,780
Umpqua Holdings Corp.	384	5,781

		11,561

Total Financials – 8.3%		17,476

COMMON STOCKS (Continued)	Shares	Value
Health Care

Health Care Equipment – 2.8%
Becton Dickinson & Co.	33	$5,922

Health Care Facilities – 2.7%
HealthSouth Corp.	142	5,778

Health Care Supplies – 2.8%
Cardinal Health, Inc.	75	5,826

Total Health Care – 8.3%		17,526
Industrials

Diversified Support Services – 2.8%
KAR Auction Services, Inc.	138	5,966

Electrical Components & Equipment – 2.9%
Rockwell Automation, Inc.	51	6,201

Environmental & Facilities Services – 2.7%
Republic Services, Inc., Class A	115	5,795

Office Services & Supplies – 5.7%
Avery Dennison Corp.	76	5,878
HNI Corp.	148	5,886

		11,764

Total Industrials – 14.1%		29,726
Information Technology

Communications Equipment – 2.8%
Harris Corp.	65	5,919

Data Processing & Outsourced Services – 5.4%
Broadridge Financial Solutions, Inc.	84	5,698
Paychex, Inc.	99	5,738

		11,436

Semiconductors – 8.4%
Maxim Integrated Products, Inc.	149	5,940
Microchip Technology, Inc.	96	5,948
Xilinx, Inc.	108	5,880

		17,768

Total Information Technology – 16.6%		35,123
Materials

Fertilizers & Agricultural Chemicals – 2.9%
Scotts Miracle-Gro Co. (The)	72	6,024

Paper Packaging – 2.8%
Sonoco Products Co.	111	5,879

Specialty Chemicals – 2.8%
RPM International, Inc.	112	6,002

Total Materials – 8.5%		17,905

COMMON STOCKS (Continued)	Shares	Value
Real Estate

Residential REITs – 2.9%
American Campus Communities, Inc.	120	$6,105

Total Real Estate – 2.9%		6,105
Utilities

Electric Utilities – 2.7%
OGE Energy Corp.	184	5,807

Total Utilities – 2.7%		5,807

TOTAL COMMON STOCKS – 97.5%		$206,201
(Cost: $184,770)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 1.7%
St. Jude Medical, Inc.,
0.700%, 10–3–16	$3,460	3,460

Master Note – 0.7%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (B)	1,585	1,585

TOTAL SHORT-TERM SECURITIES – 2.4%		$5,045
(Cost: $5,045)

TOTAL INVESTMENT SECURITIES – 99.9%		$211,246
(Cost: $189,815)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		282

NET ASSETS – 100.0%		$211,528

88	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY MID CAP INCOME OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at September 30, 2016.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$206,201	$—	$—
Short-Term Securities	—	5,045	—
Total	$206,201	$5,045	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	89

PORTFOLIO HIGHLIGHTS	IVY MONEY MARKET FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Corporate Obligations	26.2%
Commercial Paper	21.9%
Master Note	3.5%
Notes	0.8%
United States Government and Government Agency Obligations	47.7%
Municipal Obligations	26.6%
Liabilities, Net of Cash and Other Assets	-0.5%

Lipper Rankings

Category: Lipper Money Market Funds	Rank	Percentile
1 Year	35/140	25
3 Year	33/130	26
5 Year	28/129	22
10 Year	22/105	21

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

90	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY MONEY MARKET FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Commercial Paper (A)
Coca-Cola Co. (The),
0.660%, 10–13–16	$3,500	$3,499
Corporacion Andina de Fomento:
0.823%, 10–5–16	2,600	2,600
0.760%, 10–14–16	3,400	3,399
CVS Health Corp.,
0.700%, 10–3–16	950	950
J.M. Smucker Co. (The),
0.700%, 10–3–16	950	950
Kroger Co. (The),
0.630%, 10–3–16	915	915
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
0.691%, 10–4–16	1,300	1,300
0.451%, 10–7–16	4,500	4,500
Northern Illinois Gas Co.:
0.560%, 10–4–16	4,000	4,000
0.510%, 10–11–16	2,000	2,000
Rabobank Nederland,
0.740%, 10–12–16	2,350	2,349
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.790%, 10–14–16	9,000	8,997
St. Jude Medical, Inc.,
0.700%, 10–3–16	950	950
Toyota Motor Credit Corp.,
0.774%, 10–6–16 (B)	2,600	2,600
Wisconsin Electric Power Co.,
0.490%, 10–4–16	3,500	3,500

Total Commercial Paper – 21.9%		42,509
Master Note
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (B)	6,848	6,848

Total Master Note – 3.5%		6,848
Notes
Royal Bank of Canada,
0.920%, 10–14–16 (B)	1,500	1,500

Total Notes – 0.8%		1,500

TOTAL CORPORATE OBLIGATIONS – 26.2%		$50,857
(Cost: $50,857)

MUNICIPAL OBLIGATIONS
California — 5.4%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.840%, 10–7–16 (B)	2,000	2,000
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA),
0.860%, 10–7–16 (B)	1,350	1,350
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL,
0.850%, 10–7–16 (B)	7,200	7,200

		10,550

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Colorado – 1.5%
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.),
0.910%, 10–7–16 (B)	$2,700	$2,700
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.),
1.000%, 10–7–16 (B)	250	250

		2,950

Georgia – 0.5%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by TD Bank N.A.),
0.680%, 10–11–16	1,000	1,000

Kansas – 1.0%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.),
0.910%, 10–1–16 (B)	1,975	1,975

Louisiana – 2.0%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.850%, 10–1–16 (B)	2,911	2,911
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.780%, 10–1–16 (B)	1,000	1,000

		3,911

Maryland – 2.0%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by TD Bank N.A.),
0.750%, 10–7–16 (B)	3,800	3,800

Michigan – 1.3%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Prods and Chemicals, Inc. Proj), Ser 2007 (GTD by Air Prods and Chemicals, Inc.),
0.850%, 10–1–16 (B)	2,500	2,500

Minnesota – 3.1%
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2011A (GTD by U.S. Bank N.A.),
0.860%, 10–7–16 (B)	6,000	6,000

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Missouri – 0.5%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.880%, 10–7–16 (B)	$950	$950

New Jersey – 0.5%
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.650%, 10–7–16 (B)	1,045	1,045

New York – 4.0%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC),
0.830%, 10–7–16 (B)	500	500
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2013A,
0.840%, 10–7–16 (B)	2,000	2,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.),
0.780%, 10–7–16 (B)	2,300	2,300
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-1 (GTD by Bank of America N.A.),
0.840%, 10–7–16 (B)	1,200	1,200
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.880%, 10–7–16 (B)	1,644	1,644

		7,644

Ohio – 1.7%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.850%, 10–7–16 (B)	2,900	2,900
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.850%, 10–7–16 (B)	300	300

		3,200

Tennessee – 0.4%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.),
0.830%, 10–7–16 (B)	760	760

2016	SEMIANNUAL REPORT	91

SCHEDULE OF INVESTMENTS	IVY MONEY MARKET FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Texas – 2.0%
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.850%, 10–1–16 (B)	$1,000	$1,000
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.850%, 10–1–16 (B)	2,925	2,925

		3,925

Wyoming – 0.7%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.830%, 10–1–16 (B)	1,283	1,283

TOTAL MUNICIPAL OBLIGATIONS – 26.6%		$51,493
(Cost: $51,493)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Treasury Bills – 8.3%
U.S. Treasury Bills:
0.440%, 2–9–17	$861	$859
0.470%, 3–9–17	4,000	3,992
0.540%, 3–16–17	2,700	2,693
0.500%, 3–23–17	2,500	2,494
U.S. Treasury Notes,
0.420%, 10–2–16 (B)	6,040	6,039

		16,077

United States Government Agency Obligations – 39.4%
Federal Home Loan Bank:
0.570%, 10–12–16 (B)	2,300	2,300
0.720%, 2–17–17	2,500	2,500
0.690%, 7–26–17	3,000	3,000
0.750%, 8–23–17	4,000	4,000

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
United States Government Agency Obligations (Continued)
Overseas Private Investment Corp. (GTD by U.S. Government):
0.750%, 10–5–16 (B)	$1,786	$1,786
0.760%, 10–5–16 (B)	10,143	10,143
0.800%, 10–5–16 (B)	2,233	2,233
0.560%, 10–7–16 (B)	3,100	3,100
0.750%, 10–7–16 (B)	12,565	12,564
0.760%, 10–7–16 (B)	19,731	19,731
0.790%, 10–7–16 (B)	11,000	11,000
0.800%, 10–7–16 (B)	808	808
0.560%, 1–12–17 (B)	3,250	3,250

		76,415

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS — 47.7%		$92,492
(Cost: $92,492)

TOTAL INVESTMENT SECURITIES – 100.5%		$194,842
(Cost: $194,842)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(1,217)

NET ASSETS – 100.0%		$193,625

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at September 30, 2016.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$50,857	$—
Municipal Obligations	—	51,493	—
United States Government and Government Agency Obligations	—	92,492	—
Total	$—	$194,842	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

92	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY MUNICIPAL BOND FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	2.8%
Financials	2.8%
Bonds	81.0%
Municipal Bonds	81.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	16.2%

Lipper Rankings

Category: Lipper General Municipal Debt Funds	Rank	Percentile
1 Year	216/267	81
3 Year	202/230	88
5 Year	171/209	82
10 Year	72/154	47

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	73.2%
AAA	2.3%
AA	34.8%
A	26.7%
BBB	9.4%
Non-Investment Grade	7.8%
BB	0.9%
B	0.6%
CCC	0.2%
Non-rated	6.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+ and Equities	19.0%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	93

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Financials

Registered Investment Companies – 2.8%
iShares National AMT-Free Muni Bond ETF	60	$6,776

Total Financials – 2.8%		6,776

TOTAL COMMON STOCKS – 2.8%		$6,776
(Cost: $6,678)

MUNICIPAL BONDS	Principal
Alabama – 0.9%
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	$500	545
The Spl Care Fac Fin Auth of Birmingham–Children’s Hosp, Hlth Care Fac Rev Bonds, Ser 2009,
6.000%, 6–1–39	750	850
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A,
5.125%, 1–1–34	750	817

		2,212

Arizona – 0.9%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10–1–26	1,000	1,118
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	500	551
Univ Med Ctr Corp. (Tucson, AZ), Hosp Rev Bonds, Ser 2009,
6.500%, 7–1–39	500	575

		2,244

Arkansas – 0.4%
Board of Trustees of the Univ of AR, Var Fac Rev Bonds (Fayetteville Campus), Rfdg and Impvt Ser 2016A,
5.000%, 11–1–37	745	921

California – 11.0%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds,
1.219%, 4–1–45 (A)	1,000	1,002
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1,
1.940%, 4–1–45 (A)	1,500	1,516
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B,
5.250%, 6–1–42	345	392

MUNICIPAL BONDS (Continued)	Principal	Value
California – 11.0% (Continued)
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	$460	$504
CA Muni Fin Auth, Edu Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2016A,
5.000%, 6–1–36	1,000	1,150
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2002B,
5.250%, 6–1–23	415	435
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–22	375	412
CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A,
5.000%, 10–1–37	500	521
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011,
5.000%, 5–15–21	1,365	1,585
CA Various Purp GO Bonds:
5.250%, 9–1–26	1,500	1,806
5.250%, 10–1–29	500	564
6.500%, 4–1–33	1,000	1,138
6.000%, 11–1–39	500	577
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	2,000	2,395
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D,
5.000%, 6–1–34	1,190	1,466
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009,
5.125%, 7–1–25	500	536
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A,
5.000%, 6–1–30	1,000	1,201
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A,
5.000%, 9–1–34	750	898
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009F,
5.000%, 1–1–34	500	556
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A,
5.000%, 10–1–36	670	801
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A,
5.000%, 8–1–21	250	293
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	250	287
Palomar, CA, Hlth GO Rfdg Bonds, Ser 2016B,
4.000%, 8–1–37 (B)	1,000	1,094

MUNICIPAL BONDS (Continued)	Principal	Value
California – 11.0% (Continued)
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
5.250%, 10–1–20	$570	$645
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, Ser 2010E,
6.000%, 10–1–25	445	523
San Jose, CA, Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	500	583
Santa Ana Unif Sch Dist (Orange County, CA), Election of 2008 Gen Oblig Bond, Series B,
0.000%, 8–1–37 (C)	1,455	753
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	500	545
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10–1–24	500	599
5.000%, 12–1–24	500	595
Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A,
5.000%, 11–1–38	500	614
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
0.000%, 8–1–31 (C)	150	98
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	315	365

		26,449

Colorado – 1.6%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008,
5.000%, 12–1–25	500	544
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	500	570
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	500	555
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.125%, 12–1–30	500	531
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012,
5.000%, 12–1–36	300	334
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A,
5.000%, 6–1–35	435	520

94	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Colorado – 1.6% (Continued)
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	$750	$880

		3,934

Connecticut – 0.6%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.000%, 6–15–22	370	394
CT GO Bonds, Ser 2012D,
1.760%, 9–15–19 (A)	1,000	1,007

		1,401

District Of Columbia – 1.1%
DC GO Rfdg Bonds, Ser 2008F (Insured by BHAC),
5.000%, 6–1–19	1,000	1,070
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	750	869
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (C)	500	680

		2,619

Florida – 6.1%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B,
7.000%, 4–1–39	500	576
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	500	553
Citizens Ppty Ins Corp., Sr Secured Rev Bonds, Ser 2010A–1,
5.250%, 6–1–17	400	412
Fort Myers, FL, Cap Impvt and Rfdg Rev Bonds, Ser 2016 (Insured by BAMAC),
4.000%, 12–1–34	700	772
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B,
5.000%, 10–1–35	300	349
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	555	604
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	600	725
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	500	564
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	500	574

MUNICIPAL BONDS (Continued)	Principal	Value
Florida – 6.1% (Continued)
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	$500	$547
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	500	614
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC),
5.000%, 10–1–17	500	520
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	500	646
Osceola Cnty, FL, Sales Tax Rev Rfdg Bonds, Ser 2016A,
5.000%, 10–1–37	2,005	2,387
Palm Beach Co, Hlth Fac Auth Rev Bonds (Lifespace Cmnty, Inc.), Ser 2015C,
5.000%, 5–15–30	1,000	1,197
Pinellas Cnty Edu Fac Auth, Rev Rfdg Prog Bonds (Barry Univ Proj), Ser 2012,
5.250%, 10–1–30	750	848
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
5.750%, 7–1–20	500	537
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	500	567
St. Lucie, FL, Util Sys Rfdg Rev Bonds, Ser 2016,
4.000%, 9–1–34	1,000	1,113
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
5.250%, 10–15–22	500	585

		14,690

Georgia – 1.1%
Dev Auth of Burke Cnty (GA), Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Vogtle Proj), Ser 2003A,
0.919%, 1–1–24 (A)	2,000	1,982
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
5.750%, 1–1–20	500	543

		2,525

Hawaii – 1.2%
HI Arpt Sys Rev Bond, Rfdg Ser 2011,
5.000%, 7–1–21	1,000	1,164
HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A,
5.000%, 7–1–35	1,500	1,807

		2,971

MUNICIPAL BONDS (Continued)	Principal	Value

Illinois – 5.6%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.000%, 5–1–26	$165	$167
Build IL Sales Tax Rev Bonds, Ser 2011,
5.000%, 6–15–27	500	567
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 1–1–34	1,000	1,189
City of Chicago, Second Lien Water Rev Bonds, Ser 2014,
5.000%, 11–1–39	1,500	1,703
City of Chicago, Second Lien Water Rev Bonds, Ser 2000,
5.000%, 11–1–30	500	596
IL Fin Auth, DePaul Univ Rev Bonds, Ser 2016,
5.000%, 10–1–41	2,410	2,858
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	500	547
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.500%, 7–1–19	500	540
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb LLC–Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	395	440
IL GO Bonds, Ser 2012A,
4.000%, 1–1–23	1,000	1,056
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A,
5.000%, 2–1–32	695	830
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013,
5.000%, 6–15–26	300	358
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A,
5.000%, 1–1–35	1,100	1,284
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser B,
5.000%, 1–1–37	500	597
State of IL GO Bonds,
5.500%, 7–1–26	500	575

		13,307

Indiana – 1.0%
Hammond, IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	80	80
IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac–Phase II), Ser 2008C,
5.000%, 7–1–17	500	516
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016C,
5.000%, 1–1–39	1,000	1,194

2016	SEMIANNUAL REPORT	95

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Indiana – 1.0% (Continued)
Mt. Vernon Sch Bldg Corp. of Hancock Cnty, IN, First Mtg Bonds, Ser 2007 (Insured by AGM),
5.250%, 1–15–32	$500	$529

		2,319

Iowa – 1.5%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
6.000%, 6–1–34	1,000	1,085
Ames, IA, Hosp Rev Rfdg Bonds (Mary Greeley Med Ctr), Ser 2016,
4.000%, 6–15–35	1,510	1,662
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9–1–33	750	932

		3,679

Kansas – 1.5%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	524
Saint Marys, KS, Pollutn Ctl Rev Bonds (Westn Res, Inc. Proj), Ser 1994,
1.120%, 4–15–32 (A)	2,000	1,863
Shawnee Cnty, KS, Cert of Part (First Responders Comm Proj), Ser 2012,
5.000%, 9–1–24	1,050	1,189

		3,576

Kentucky – 1.0%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90,
5.750%, 11–1–19	500	548
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	500	570
6.500%, 3–1–45	675	774
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A,
5.250%, 7–1–28	500	537

		2,429

Louisiana – 2.1%
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012,
5.000%, 6–1–24	500	608
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	750	882
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A–1,
6.000%, 1–1–23	500	552

MUNICIPAL BONDS (Continued)	Principal	Value
Louisiana – 2.1% (Continued)
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM),
5.000%, 12–1–26	$1,500	$1,771
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM),
5.000%, 12–1–22	1,000	1,144

		4,957

Maine – 1.1%
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015,
5.000%, 7–1–34	2,255	2,727

Maryland – 0.7%
MD Econ Dev Corp., Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006,
6.200%, 9–1–22	500	561
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D,
1.181%, 5–15–38 (A)	995	993

		1,554

Massachusetts – 0.5%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	485	541
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1–1–28	595	632

		1,173

Michigan – 3.7%
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A,
5.000%, 5–15–26	500	532
Lincoln Consolidated Sch Dist, Cnty of Washtenaw and Wayne, MI, Rfdg Bonds, Ser 2016A,
5.000%, 5–1–35	500	592
MI Fin Auth, Rev Bonds (Detroit Sch Dist), Ser 2011,
5.500%, 6–1–21	1,000	1,036
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI,
5.000%, 12–1–35	500	582
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I,
5.000%, 4–15–34	500	603
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2016I,
4.000%, 10–15–36	1,000	1,101
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	750	859

MUNICIPAL BONDS (Continued)	Principal	Value
Michigan – 3.7% (Continued)
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B–4,
5.000%, 11–15–32	$2,000	$2,417
State Bldg Auth, MI, 2006 Rev Rfdg Bonds (Fac Prog), Ser IA (Insured by FGIC),
0.000%, 10–15–22 (C)	1,000	752
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I,
5.000%, 10–15–18	305	329

		8,803

Minnesota – 0.2%
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	500	560

Mississippi – 0.4%
The Univ of Southn MS, S.M. Edu Bldg Corp., Rev Bonds (Campus Fac Impvt Proj), Ser 2009,
5.375%, 9–1–36	750	846

Missouri – 4.2%
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	175	141
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5–15–39	750	834
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011,
5.500%, 2–15–31	750	849
Kansas City, MO, Spl Oblig Impvt and Rfdg Bonds (Downtown Arena Proj), Ser 2016E,
5.000%, 4–1–40	2,000	2,337
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A,
5.000%, 12–1–37	1,000	1,182
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2016A,
5.000%, 12–1–40	1,000	1,193
Platte Cnty R-III Sch Dist Bldg Corp., Leasehold Rfdg and Impvt Rev Bonds, Ser 2008,
5.000%, 3–1–28	340	357
St. Louis Cnty, MO, Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012,
5.000%, 9–1–32	1,120	1,253
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM),
0.000%, 7–15–36 (C)	2,350	1,181

96	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri – 4.2% (Continued)
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	$200	$215
The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007,
4.375%, 4–1–18	100	102
The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A,
5.500%, 9–1–28	500	509

		10,153

Nebraska – 1.0%
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A,
5.000%, 2–1–33	1,000	1,197
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2016A,
5.000%, 2–1–41	1,000	1,191

		2,388

Nevada – 0.5%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	500	592
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
6.000%, 12–1–16	75	76
6.250%, 12–1–17	270	287
6.500%, 12–1–18	290	325

		1,280

New Hampshire – 0.4%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	150	176
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	500	587
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2008,
6.000%, 7–1–38	195	199

		962

New Jersey – 3.1%
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC–Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	850	954
NJ Econ Dev Auth, Sch Fac Constr Notes, Ser 2012H,
1.740%, 2–1–17 (A)	2,000	2,000
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	500	565

MUNICIPAL BONDS (Continued)	Principal	Value
New Jersey – 3.1% (Continued)
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1,
5.000%, 12–1–19	$500	$548
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A,
5.625%, 7–1–37	500	605
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	500	557
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12–15–40 (C)	2,000	688
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	500	596
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2003B-2,
5.000%, 12–15–16	500	504
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	435	517

		7,534

New Mexico – 0.0%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC),
5.250%, 7–1–30	55	56

New York – 9.0%
Buffalo and Erie Cnty Indl Land Dev Corp., Oblig Group Rev Bonds (Catholic Hlth Sys, Inc. Proj), Ser 2015,
5.250%, 7–1–35	750	899
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt),
5.000%, 2–15–38	750	905
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (Insured by AGM),
5.000%, 9–1–39	1,500	1,764
Metro Trans Auth, Trans Rev Bonds, Ser 2014C,
5.000%, 11–15–36	1,500	1,805
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1,
5.000%, 11–15–41	500	601
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015,
5.000%, 11–15–34	1,000	1,224
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B,
0.800%, 7–1–29 (A)	1,300	1,212

MUNICIPAL BONDS (Continued)	Principal	Value
New York – 9.0% (Continued)
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowk Power Corp. Proj), Ser 1985A (Insured by AMBAC),
1.318%, 12–1–23 (A)	$1,380	$1,332
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohawk Power Corp. Proj), Ser 2004A (Insured by Capital Assurance, Inc.),
1.318%, 7–1–29 (A)	1,280	1,254
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC),
1.365%, 5–1–34 (A)	2,000	1,840
NYC GO Bonds, Fiscal 2014 Ser G,
5.000%, 8–1–30	1,000	1,212
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K,
4.950%, 11–1–39	415	434
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (C)	500	415
0.000%, 3–1–26 (C)	500	400
0.000%, 3–1–27 (C)	500	389
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH,
5.000%, 6–15–37	1,500	1,820
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2016S-1,
5.000%, 7–15–37	1,000	1,215
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I,
5.000%, 5–1–29	400	487
Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC),
5.750%, 11–1–30	500	539
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12–15–31	1,500	1,840

		21,587

North Carolina – 0.4%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.000%, 1–1–19	110	117
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A,
0.000%, 1–1–37 (C)	500	261
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009,
6.000%, 6–1–34	500	567

		945

Ohio – 1.0%
American Muni Power, Inc., Greenup Hydroelectric Proj Rev Bonds, Ser 2016A,
4.000%, 2–15–35	1,000	1,090

2016	SEMIANNUAL REPORT	97

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Ohio – 1.0% (Continued)
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	$500	$585
OH Major New State Infra Proj Rev Bonds, Ser 2008-I,
6.000%, 6–15–17	395	409
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund) (Midwest Terminals Proj), Ser 2007C,
6.000%, 11–15–27	370	383

		2,467

Oklahoma – 0.4%
Grand River Dam Auth, Rev Bonds, Ser 2008A (Insured by BHAC),
5.000%, 6–1–18	905	967

Oregon – 0.6%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A,
5.500%, 7–15–35	250	276
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three,
5.000%, 7–1–34	1,000	1,210

		1,486

Pennsylvania – 3.4%
Allegheny Cnty Arpt Auth, Arpt Rev Rfdg Bonds (Pittsburg Intl Arpt), Ser 2010A,
5.000%, 1–1–17	250	253
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
3.000%, 1–1–17	455	456
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A,
6.000%, 6–1–36	600	680
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	500	561
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
6.000%, 8–1–35	750	832
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	500	572
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	750	836
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2,
5.750%, 12–1–28	1,500	1,762
PA Tpk Comsn, Tpk Sub Rev Rfdg Bonds, Ser 2016,
5.000%, 6–1–38	1,000	1,161

MUNICIPAL BONDS (Continued)	Principal	Value
Pennsylvania – 3.4% (Continued)
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	$400	$452
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	445	485

		8,050

Rhode Island – 0.2%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12–1–18	350	366

South Carolina – 0.5%
SC Pub Svc Auth, Tax-Exempt Rfdg and Impvt Rev Oblig, Ser 2015A,
5.000%, 12–1–29	1,000	1,219

Tennessee – 0.6%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
5.750%, 7–1–25	750	853
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C,
5.250%, 6–1–18	500	535

		1,388

Texas – 7.5%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
5.000%, 8–15–18	300	317
Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Counties), Ser 2014,
5.000%, 11–15–39	1,000	1,153
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008,
5.250%, 3–15–19	355	378
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	500	595
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011,
5.750%, 8–15–41	500	565
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A,
4.250%, 12–1–34	1,000	1,035
El Paso, TX (El Paso Cnty), Water and Sewer Rev Rfdg Bonds, Ser 2008C,
5.000%, 3–1–17	500	509
Harris Cnty Cultural Edu Fac Fin Corp., Med Fac Rev Rfdg Bonds (Baylor College of Medicine), Ser 2008D,
5.000%, 11–15–16	200	201
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–33	1,000	1,036

MUNICIPAL BONDS (Continued)	Principal	Value
Texas – 7.5% (Continued)
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.500%, 5–15–31	$1,000	$1,226
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A,
5.000%, 7–1–32	500	563
Howard Cnty, TX, GO Bonds, Ser 2008,
4.650%, 2–15–24	505	531
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A,
5.750%, 5–15–23	500	539
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
5.625%, 12–1–17	365	375
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (C)	2,000	1,368
North TX Twy Auth, Sys Rev Rfdg Bonds (First Tier Current Int Bonds), Ser 2008A,
6.000%, 1–1–25	500	532
Pflugerville, TX, Ltd. Tax and Rfdg Bonds (Travis and Williamson Cntys), Ser 2016,
4.000%, 8–1–33	1,000	1,124
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008,
5.500%, 2–15–20	500	532
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.625%, 11–15–27	250	257
Tarrant Cnty, TX, Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty Proj), Ser 2015A,
5.250%, 11–15–35	400	443
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	325	346
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–16	1,000	1,008
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	500	588
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010,
7.500%, 6–30–33	750	912
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2016 (Insured by BAMAC),
4.000%, 5–1–33	500	541

98	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Texas – 7.5% (Continued)
TX Trans Comsn, Cent TX Tpk Sys Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B,
5.000%, 8–15–37	$1,000	$1,172

		17,846

Utah – 0.3%
Midvale, UT, Muni Bldg Auth Lease Rev Bonds (City Hall Proj), Ser 2012:
2.000%, 10–15–16	195	195
2.000%, 10–15–17	465	469

		664

Virgin Islands – 0.6%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note–Cruzan Proj), Ser 2009A,
6.000%, 10–1–39	500	513
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note–Diageo Proj), Ser 2009A,
5.000%, 10–1–25	1,000	985

		1,498

Virginia – 0.4%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	500	562
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B,
5.250%, 8–1–22	250	270

		832

Washington – 0.4%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 3–1–35	300	357
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	500	518

		875

West Virginia – 0.2%
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C,
5.500%, 6–1–39	500	560

Wisconsin – 1.6%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B,
5.000%, 12–1–19	1,000	1,116
WI Hlth and Edu Fac Auth, Rev Bonds (Ascension Sr Credit Group), Ser 2016A,
4.000%, 11–15–33	1,000	1,119

MUNICIPAL BONDS (Continued)	Principal	Value
Wisconsin – 1.6% (Continued)
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016,
5.000%, 12–1–41	$750	$900
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	500	567

		3,702

Wyoming – 0.5%
WY Cmnty Dev Auth, Hsng Rev Bonds, 2014 Ser 1,
3.950%, 12–1–30	725	772
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.250%, 1–1–23	500	526

		1,298

TOTAL MUNICIPAL BONDS – 81.0%		$194,019
(Cost: $178,726)

SHORT-TERM SECURITIES
Commercial Paper(D) – 2.1%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.650%, 12–21–16	2,000	1,997
Clorox Co. (The),
0.770%, 10–13–16	2,984	2,983

		4,980

Master Note – 1.2%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (E)	2,858	2,858

Municipal Obligations – 12.3%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by U.S. Bank N.A.),
0.850%, 10–1–16 (E)	700	700
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.850%, 10–7–16 (E)	4,500	4,500
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.840%, 10–7–16 (E)	5,346	5,346
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.850%, 10–7–16 (E)	4,900	4,900
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank N.A.),
0.850%, 10–1–16 (E)	900	900

SHORT-TERM SECURITIES (Continued)	Principal	Value
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt), (GTD by U.S. Bank N.A.),
0.860%, 10–7–16 (E)	$3,200	$3,200
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL,
0.850%, 10–7–16 (E)	5,000	5,000
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011I (GTD by Bank of Nova Scotia),
0.840%, 10–7–16 (E)	5,000	5,000

		29,546

TOTAL SHORT-TERM SECURITIES – 15.6%		$37,384
(Cost: $37,383)

TOTAL INVESTMENT SECURITIES – 99.4%		$238,179
(Cost: $222,787)

CASH AND OTHER ASSETS, NET OF LIABILITIES (F) – 0.6%		1,382

NET ASSETS – 100.0%		$239,561

2016	SEMIANNUAL REPORT	99

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

(B)	Purchased on a when-issued basis with settlement subsequent to September 30, 2016.

(C)	Zero coupon bond.

(D)	Rate shown is the yield to maturity at September 30, 2016.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

(F)	Cash of $124 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
U.S. Treasury Long Bond	Short	12–30–16	30	$(5,045)	$77

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$6,776	$—	$—
Municipal Bonds	—	194,019	—
Short-Term Securities	—	37,384	—
Total	$6,776	$231,403	$—
Futures Contracts	$77	$—	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corp.

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

100	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY MUNICIPAL HIGH INCOME FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	0.1%
Bonds	95.7%
Municipal Bonds	95.5%
Corporate Debt Securities	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.2%

Lipper Rankings

Category: Lipper High Yield Municipal Debt Funds	Rank	Percentile
1 Year	133/159	84
3 Year	105/131	80
5 Year	89/111	80

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	31.2%
AA	1.8%
A	6.8%
BBB	22.6%
Non-Investment Grade	64.5%
BB	10.0%
B	7.5%
CCC	1.0%
Below CCC	4.2%
Non-rated	41.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+ and Equities	4.3%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	101

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Education Services – 0.1%
1155 Island Avenue LLC (A)	6,578	$1,250

TOTAL COMMON STOCKS – 0.1%		$1,250
(Cost: $1,074)

CORPORATE DEBT SECURITIES	Principal
Education – 0.2%
1155 Island Avenue LLC:
10.000%, 12–11–24 (A)(B)	$2,960	2,960
10.000%, 12–11–24 (A)	395	395

		3,355

TOTAL CORPORATE DEBT SECURITIES – 0.2%		$3,355
(Cost: $2,980)

MUNICIPAL BONDS
Alabama – 2.4%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012–A,
5.000%, 6–1–21	1,000	1,158
Fairfield, AL, GO Warrants, Ser 2012,
6.000%, 6–1–37	8,485	9,358
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D,
6.500%, 10–1–53	7,500	9,454
Lower AL Gas Dist, Gas Proj Rev Bonds, Ser 2016A,
5.000%, 9–1–46	9,000	11,915

		31,885

Alaska – 0.8%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds,
5.000%, 6–1–46	10,500	10,403

American Samoa – 0.4%
American Samoa Econ Dev Auth, Gen Rev and Rfdg Bonds, Ser 2015A,
6.625%, 9–1–35	5,000	5,192

Arizona – 1.4%
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	7,500	7,547
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch - Pima Proj), Tax-Exempt Ser 2014A,
7.000%, 12–15–43	1,500	1,728
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–27	2,390	2,675
6.250%, 12–1–42	2,150	2,378
6.250%, 12–1–46	1,000	1,105

MUNICIPAL BONDS (Continued)	Principal	Value
Arizona (Continued)
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	$3,500	$4,097

		19,530

California – 8.2%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A,
6.750%, 7–1–39	4,000	4,502
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A,
5.000%, 7–1–41	1,750	1,897
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	1,505	1,844
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B,
8.000%, 10–1–22	400	481
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B,
6.000%, 9–1–30	2,040	2,279
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–42	1,200	1,312
CA Statewide Cmnty Dev Auth, Edu Fac Rev Bonds (Independence Support LLC Proj), Ser 2015,
7.000%, 6–1–45	4,000	3,695
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11–1–33	1,400	1,503
5.875%, 11–1–43	1,890	2,035
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A,
5.000%, 12–1–46	3,000	3,409
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	7,365	8,196
6.350%, 7–1–46	250	280
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009:
6.625%, 11–15–24	2,490	2,880
7.000%, 11–15–29	2,000	2,310
7.250%, 11–15–41	6,000	6,929
CA Various Purp GO Bonds,
6.000%, 4–1–35	500	563
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013,
5.125%, 9–15–42	2,760	3,103
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1:
5.000%, 6–1–33	2,275	2,295
5.125%, 6–1–47	13,140	13,143

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.750%, 11–1–39	$4,935	$5,662
6.000%, 11–1–41	3,000	3,213
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds,
8.000%, 8–1–38	100	104
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
8.000%, 12–1–26	1,400	1,831
8.000%, 12–1–31	9,400	11,926
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	8,000	9,307
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6–1–37	17,395	17,396

		112,095

Colorado – 3.2%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	5,780	6,035
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010,
6.125%, 10–1–40	5,000	5,516
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	85	97
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	230	259
CO Edu and Cultural Fac Auth, Charter Sch Rev Dev and Rfdg Bonds (Windsor Charter Academy Proj), Ser 2016:
3.875%, 9–1–26	570	568
5.000%, 9–1–36	1,000	1,020
5.000%, 9–1–46	1,390	1,411
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	1,000	1,101
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014,
5.750%, 1–1–44	3,250	3,603
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012:
6.750%, 6–1–32 (C)	2,610	2,098
7.125%, 6–1–47 (C)	3,000	2,412

102	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Colorado (Continued)
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A,
6.250%, 11–15–40	$1,250	$1,507
Leyden Rock Metro Dist No. 10 (Arvada, CO), Ltd. Tax GO Rfdg and Impvt Bonds, Ser 2016A,
5.000%, 12–1–45	1,250	1,280
Leyden Rock Metro Dist No. 10 (Arvada, CO), Ltd. Tax Subordinate GO Rfdg and Impvt Bonds, Ser 2016B,
7.250%, 12–15–45	500	494
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	3,500	3,717
Littleton Vlg Metro Dist No. 2, Ltd. Tax GO and Spl Rev Bonds, Ser 2015,
5.375%, 12–1–45	1,700	1,754
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	3,000	3,520
Sierra Ridge Metro Dist No. 2, Ltd. Tax GO Bonds, Ser 2016A:
4.500%, 12–1–31	750	766
5.500%, 12–1–46	1,500	1,585
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	3,500	3,527
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd. Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	1,511	1,525

		43,795

Connecticut – 0.7%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A,
5.000%, 9–1–46	1,000	1,104
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	2,000	2,345
Stamford, CT, Spl Oblig Rev Bonds (Mill River Corridor Proj), Ser 2011A,
7.000%, 4–1–41	5,000	6,257

		9,706

Delaware – 0.6%
DE Econ Dev Auth, Exempt Fac Rev Bonds (Indian River Power LLC Proj), Ser 2010,
5.375%, 10–1–45	7,000	7,602

MUNICIPAL BONDS (Continued)	Principal	Value
District Of Columbia – 0.1%
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
0.000%, 10–1–44 (D)	$1,000	$1,208

Florida – 3.4%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	875	962
6.750%, 11–1–39	2,060	2,278
Cap Trust Agy, First Mtg Rev Bonds (Silver Creek St. Augustin Proj), Ser 2014A,
8.250%, 1–1–49	3,000	2,648
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016A,
5.750%, 1–1–50	645	645
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016B,
7.000%, 1–1–35	555	555
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 9–15–40	4,000	4,214
6.125%, 6–15–43	5,500	6,079
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A:
6.000%, 6–15–34	110	116
6.125%, 6–15–44	5,300	5,555
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A,
6.000%, 6–15–35	2,000	2,117
FL Dev Fin Corp., Taxable Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012B,
7.500%, 6–15–18	600	616
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
6.500%, 10–1–47	6,000	6,795
Miami-Dade Cnty Indl Dev Auth, Rev Bonds (Youth Co-Op Charter Sch Proj), Ser 2015A,
6.000%, 9–15–45	3,250	3,429
Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A,
5.000%, 10–1–40	2,000	2,317
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–40	4,800	6,203
Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A,
5.375%, 10–1–47	2,000	2,252

		46,781

MUNICIPAL BONDS (Continued)	Principal	Value
Georgia – 0.9%
Cobb Cnty, GA, Dev Auth Sr Living Rfdg Rev Bonds (Provident Vlg Creekside Proj), Ser 2016A:
6.000%, 7–1–36 (E)	$1,250	$1,253
6.000%, 7–1–51 (E)	2,000	1,972
Greene Cnty Dev Auth, GA, First Mtg Rev Bonds (Glen-I LLC Proj), Ser 2015A,
7.250%, 1–1–46	9,000	9,429

		12,654

Guam – 0.9%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A:
6.625%, 12–1–30	1,400	1,532
6.875%, 12–1–40	3,500	3,859
Govt of GU, GO Bonds, Ser 2009A,
7.000%, 11–15–39	6,000	7,111

		12,502

Hawaii – 0.5%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A,
9.000%, 11–15–44	4,200	5,071
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012,
5.750%, 5–15–42	2,000	2,111

		7,182

Idaho – 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7–1–40	1,000	1,072
6.250%, 7–1–45	550	588

		1,660

Illinois – 10.3%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	4,160	4,206
Cert of Part, Metra Market of Chicago LLC Redev Proj, Ser A,
6.870%, 2–15–24	1,100	1,104
Chicago Midway Arpt, Second Lien Rev and Rev Rfdg Bonds, Ser 2014B,
5.000%, 1–1–35	4,500	5,190
Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B,
5.000%, 1–1–35	3,000	3,402
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	6,000	5,714
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2015D,
5.000%, 1–1–46	2,000	2,351

2016	SEMIANNUAL REPORT	103

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A,
5.750%, 1–1–39	$1,000	$1,164
Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.500%, 10–15–40	2,000	2,107
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	150	157
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–44	12,000	13,108
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A:
8.000%, 5–15–40	17,000	19,702
8.000%, 5–15–46	4,500	5,203
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.625%, 5–15–42	5,300	5,734
IL Fin Auth, Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.500%, 10–15–40	9,500	10,007
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	7,000	8,207
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A:
5.875%, 2–15–26	1,000	1,002
5.875%, 2–15–38	3,000	3,004
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	500	515
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	1,500	1,542
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A,
7.000%, 7–1–41	6,000	6,318
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	1,630	1,797
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	240	253
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	4,220	4,401
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11–15–40	1,100	1,191
7.375%, 11–15–45	1,500	1,622

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012,
6.500%, 12–1–32	$4,935	$5,219
Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A:
5.750%, 12–1–35	2,705	2,985
5.625%, 12–1–41	3,365	3,614
Vlg of Bridgeview, Cook Cnty, IL, GO Rfdg Bonds, Ser 2014A,
5.500%, 12–1–43	5,000	5,149
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012,
5.625%, 12–1–31	1,505	1,530
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29 (D)	1,840	1,278
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	9,910	10,942

		139,718

Indiana – 2.9%
City of Carmel, IN, Rev Bonds, Ser 2012A:
7.000%, 11–15–27	1,575	1,804
7.000%, 11–15–32	2,000	2,274
7.125%, 11–15–42	7,500	8,535
Hammond, IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	5	5
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6–1–39	10,000	10,776
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	3,170	3,488
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8–1–39	5,000	5,172
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	1,880	2,003
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	200	221
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006,
5.350%, 1–15–27	3,355	3,374
Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016,
4.000%, 1–15–32	1,600	1,589

		39,241

MUNICIPAL BONDS (Continued)	Principal	Value
Iowa – 0.2%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	$3,000	$3,200

Kansas – 1.0%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	524
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2009,
4.480%, 9–1–30 (F)	1,000	1,019
Kansas City, Wyandotte Cnty, KS, Unif Govt Spl Oblig Rev Sales Tax Bonds (Vacation Vlg Proj), Ser 2015A,
5.750%, 9–1–32	4,000	4,145
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	4,000	4,318
Unif Govt of Wyandotte Cnty, Kansas City, KS, Spl Oblig Rfdg and Impvt Rev Bonds (Wyandotte Plaza Redev Proj), Ser 2016,
5.000%, 12–1–34	3,000	3,123

		13,129

Kentucky – 2.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	12,000	13,718
6.500%, 3–1–45	6,000	6,876
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A,
5.750%, 7–1–49	5,000	5,888
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp. Proj), Ser 2010,
6.375%, 8–1–40	2,000	2,217

		28,699

Louisiana – 1.4%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A,
5.625%, 6–1–45	5,000	5,266
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A,
8.375%, 7–1–39 (C)	13,500	7,782
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39 (C)	6,000	3,457
Shreveport, LA, Water and Sewer Rev and Rfdg Bonds, Ser 2015,
5.000%, 12–1–40	2,500	2,935

		19,440

104	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Maine – 0.2%
ME Hlth and Higher Edu Fac Auth, Rev Bonds (Eastn ME Med Ctr Oblig Group Issue), Ser 2013,
5.000%, 7–1–43	$2,000	$2,236

Maryland – 0.3%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	500	557
MD Econ Dev Corp., Port Fac Rfdg Rev Bonds (CNX Marine Terminals, Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	3,350	3,412

		3,969

Massachusetts – 1.9%
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC),
1.484%, 1–1–31 (F)	30,000	26,400

Michigan – 4.9%
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC),
5.250%, 4–1–23	220	220
Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
6.500%, 12–1–20	3,905	4,120
Kent Hosp, Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A,
6.250%, 7–1–40	15,500	15,542
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015,
5.250%, 11–15–35	3,000	3,190
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,027
7.450%, 10–1–41	2,000	2,061
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9–1–40	4,535	4,824
MI Fin Auth, Rev Bonds (Sch Dist of Detroit), Ser 2012,
5.000%, 6–1–20	1,425	1,475
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45 (C)	13,000	7,799
MI Fin Auth, State Aid Rev Notes (Detroit Sch Dist), Ser 2001A-1,
8.000%, 10–1–30 (C)	2,480	1,488
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A,
5.875%, 12–1–30	1,720	1,721

MUNICIPAL BONDS (Continued)	Principal	Value
Michigan (Continued)
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A,
6.875%, 6–1–42	$16,500	$16,979
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Sr Current Int Bonds, Ser 2007A,
5.125%, 6–1–22	5,660	5,611

		66,057

Minnesota – 0.4%
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008B,
6.500%, 11–15–38	4,350	4,820

Missouri – 1.7%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	455	478
Belton, MO, Tax Incr Rev Bonds (Belton Marketplace Redev Proj), Ser 2012,
6.375%, 12–1–29	1,240	1,286
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	200	161
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	250	249
5.400%, 10–1–26	385	376
5.500%, 10–1–31	425	406
5.550%, 10–1–36	325	304
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	1,615	1,599
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
0.000%, 4–1–55 (D)	988	147
5.750%, 4–1–55	715	701
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	970	1,016
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj), Ser 2011,
7.250%, 4–1–30	5,000	5,376
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010,
5.400%, 5–1–35	790	816
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	225	234
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (D)	750	377
0.000%, 7–15–37 (D)	1,500	727

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4–1–33 (C)	$3,950	$1,381
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	105	108
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	1,035	1,038
6.500%, 1–1–35	3,000	3,006
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29 (C)	1,000	617
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	200	215
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	3,000	3,006

		23,624

Nebraska – 0.7%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	5,000	5,788
5.000%, 9–1–42	3,000	3,412

		9,200

Nevada – 0.2%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	1,500	1,778
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	265	305

		2,083

New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	2,300	2,700

New Jersey – 2.1%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6–15–26	1,000	1,116
5.000%, 6–15–28	1,000	1,100
5.000%, 6–15–29	500	548
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 2000A,
5.625%, 11–15–30	2,500	2,899

2016	SEMIANNUAL REPORT	105

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
New Jersey (Continued)
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B:
7.125%, 12–1–23	$850	$987
7.500%, 12–1–32	450	527
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A,
5.000%, 7–1–46	2,355	2,736
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A Sr Current Int Bonds,
4.750%, 6–1–34	5,000	4,819
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A,
5.000%, 6–1–41	13,750	13,386

		28,118

New Mexico – 0.2%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A,
5.500%, 7–1–42	2,750	3,065

New York – 6.3%
Brooklyn Arena Local Dev Corp., PILOT Rev Rfdg Bonds (Barclays Ctr), Ser 2016A (Insured by AGM),
5.000%, 7–15–42	2,000	2,373
Build NYC Res Corp., Rev Bonds (Albert Einstein Sch of Medicine, Inc. Proj), Ser 2015,
5.500%, 9–1–45	2,400	2,866
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM),
5.000%, 10–1–22	1,000	1,150
MTA Hudson Rail Yards Trust Oblig, Ser 2016A,
5.000%, 11–15–56	5,000	5,771
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2,
6.500%, 1–1–32	5,269	5,341
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4,
6.700%, 1–1–49	9,000	9,039
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5,
6.700%, 1–1–49	2,179	2,190
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B,
5.500%, 7–1–20	3,768	3,790

MUNICIPAL BONDS (Continued)	Principal	Value
New York (Continued)
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C,
2.000%, 1–1–49	$7,730	$966
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds,
5.125%, 6–1–46	7,000	6,925
NY Liberty Dev Corp., Rev Bonds (3 World Trade Center Proj), Ser 2014,
5.000%, 11–15–44	25,000	28,871
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	11,500	11,825
TSASC, Inc., Tob Stlmt Asset-Bkd Bonds, Ser 2006-1,
5.000%, 6–1–34	5,000	5,006

		86,113

North Carolina – 0.1%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A,
6.000%, 1–1–39	1,520	1,637

Ohio – 1.4%
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B,
7.000%, 5–15–40	2,530	2,881
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013,
5.000%, 2–15–48	8,000	8,642
Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A,
6.500%, 11–15–39	1,225	1,264
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	500	587
SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds (Mem Hlth Sys of OH), Ser 2012,
6.000%, 12–1–42	3,750	4,286
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B,
5.500%, 5–15–28	795	820

		18,480

Oklahoma – 0.7%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,004
6.000%, 11–15–38	7,495	7,502

		9,506

MUNICIPAL BONDS (Continued)	Principal	Value
Oregon – 0.9%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	$1,240	$1,443
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012,
6.000%, 5–15–42	1,900	2,137
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9–1–30	900	973
6.375%, 9–1–40	1,750	1,900
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,180	6,034

		12,487

Pennsylvania – 5.2%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	200	234
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010,
6.125%, 1–1–45	5,000	5,378
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	14,500	14,612
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010,
6.000%, 7–1–43	2,530	2,993
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010,
6.000%, 7–1–21	1,000	1,122
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E,
0.000%, 12–1–38 (D)	18,000	22,568
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010,
6.375%, 11–15–40	1,000	1,100
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12–15–36	6,000	6,740
7.625%, 12–15–41	6,925	7,960
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012,
6.625%, 12–15–41	3,500	3,982
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser:
5.250%, 8–1–40	1,250	1,426

106	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Pennsylvania (Continued)
Scranton-Lackawanna Hlth and Welfare Auth, Univ Rev Bonds (Marywood Univ Proj), Ser 2016,
5.000%, 6–1–46	$2,265	$2,427
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992,
7.300%, 7–1–12 (C)	70	17

		70,559

Puerto Rico – 4.2%
Cmnwlth of PR, GO Bonds of 2014, Ser A,
8.000%, 7–1–35 (C)	11,000	7,205
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2011C,
6.500%, 7–1–40 (C)	3,000	1,890
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28 (C)	3,000	1,881
5.500%, 7–1–39 (C)	5,000	3,175
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien),
5.250%, 7–1–24	9,000	6,968
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
6.000%, 7–1–47	12,000	9,266
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7–1–36	2,415	1,627
PR Elec Power Auth, Power Rev Bonds, Ser 2012A,
5.000%, 7–1–42	5,000	3,370
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,
7.000%, 7–1–43	14,000	9,517
PR Pub Bldg Auth, Govt Fac Rev Rfdg Bonds, Ser U,
5.250%, 7–1–42 (C)	8,755	5,001
PR Pub Fin Corp. (Cmnwlth Approp Bonds), 2011 Ser B:
6.000%, 8–1–25 (C)	5,025	488
6.000%, 8–1–26 (C)	1,000	97
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	5,500	2,962
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A,
5.375%, 8–1–39	5,000	2,632
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010C,
6.500%, 8–1–35	1,000	561

		56,640

South Carolina – 0.1%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
5.750%, 1–1–34	1,550	1,834

Tennessee – 0.2%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A,
5.000%, 7–1–40	2,000	2,394

MUNICIPAL BONDS (Continued)	Principal	Value
Texas – 14.5%
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Wayside Sch), Ser 2016A,
4.375%, 8–15–36	$640	$650
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	3,150	3,586
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	500	595
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (D)	500	248
0.000%, 1–1–40 (D)	500	211
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A,
5.000%, 1–1–45	4,000	4,635
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
5.000%, 1–1–33	6,000	6,770
5.000%, 1–1–42	3,000	3,322
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	8,000	8,867
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A,
5.500%, 4–1–53	10,000	11,521
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9–1–29	120	132
9.000%, 9–1–38	1,245	1,364
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	500	542
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
6.000%, 2–15–33	2,000	2,072
6.000%, 2–15–38	250	259
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.875%, 5–15–41	3,800	4,803
Houston, TX, Arpt Sys Spec Fac Rev Rfdg Bonds (United Airlines, Inc. Arpt Impvt Proj), Ser 2015C,
5.000%, 7–15–20	10,000	11,059
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7–1–25	1,000	1,165
5.000%, 7–1–26	2,680	3,123
La Vernia Higher Edu Fin Corp. (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,304
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	2,425	2,686

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
6.875%, 12–1–24	$2,540	$2,621
New Hope Cultural Edu Fac Fin Corp., TX Ret Fac Rev Bonds (Carillon Lifecare Cmnty Proj), Ser 2016:
5.000%, 7–1–36	1,250	1,314
5.000%, 7–1–46	2,000	2,084
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9–1–43 (D)	11,000	11,900
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	350	390
6.500%, 8–15–39	200	228
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B,
8.000%, 7–1–38	12,870	11,196
Tarrant Cnty Cultural Edu Fac Fin Corp. Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016,
5.000%, 5–15–45 (E)	4,000	4,385
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A,
7.750%, 6–1–39	155	183
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty Proj), Ser 2015B-1,
4.500%, 11–15–21	6,000	6,052
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007:
5.500%, 11–15–22	2,000	2,062
5.625%, 11–15–27	250	257
5.750%, 11–15–37	6,840	6,985
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.000%, 11–15–29	2,500	2,131
8.125%, 11–15–39	5,000	4,265
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	3,000	3,401
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	2,000	2,429
7.500%, 6–30–33	2,700	3,283
7.000%, 6–30–40	13,430	16,066

2016	SEMIANNUAL REPORT	107

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	$12,975	$15,260
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	10,000	11,721
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	2,000	2,408
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8–15–41	10,000	11,517
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011,
8.000%, 8–15–34	5,000	6,001

		198,053

Utah – 0.4%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
6.250%, 7–15–30	1,015	1,113
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B,
7.000%, 7–15–45	2,100	2,350
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010,
6.375%, 7–15–40	2,160	2,319

		5,782

Virgin Islands – 0.7%
VI Pub Fin Auth, Rev Bonds (VI Matching Fund Loan Note), Ser 2010A,
5.000%, 10–1–25	3,330	3,328
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A:
6.625%, 10–1–29	3,135	3,247
6.750%, 10–1–37	3,000	3,118

		9,693

Virginia – 2.0%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,039	3,037
2.000%, 10–1–48	983	46
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	450	511

MUNICIPAL BONDS (Continued)	Principal	Value
Virginia (Continued)
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7–1–19	$365	$398
7.500%, 7–1–29	25	28
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A,
6.875%, 3–1–36	4,300	4,948
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 L.P. - Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	350	350
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	8,000	9,573
5.500%, 1–1–42	7,500	8,668

		27,559

Washington – 1.6%
Indl Dev Corp of the Port of Seattle, Spl Fac Rev Rfdg Bonds (Delta Air Lines, Inc. Proj), Ser 2012,
5.000%, 4–1–30	4,000	4,335
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	1,775	1,889
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
6.250%, 7–1–24	795	903
7.000%, 7–1–31	1,680	1,959
7.000%, 7–1–39	2,000	2,333
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	250	288
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A,
7.500%, 1–1–49	8,000	9,604

		21,311

West Virginia – 0.3%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10–1–37	4,000	4,457

Wisconsin – 2.6%
Pub Fin Auth, Edu Rev Bonds (NC Charter Edu Fndtn Proj), Ser 2016A,
5.000%, 6–15–46	6,000	6,019
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	5,000	5,367
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,220	1,444
6.125%, 6–1–39	250	296

MUNICIPAL BONDS (Continued)	Principal	Value
Wisconsin (Continued)
WI Hlth and Edu Fac Auth, Rev Bonds (Saint John’s Cmnty, Inc.), Ser 2009:
7.250%, 9–15–29	$2,180	$2,543
7.625%, 9–15–39	5,500	6,538
WI Hlth and Edu Fac Auth, Rev Bonds (Woodland Hills Sr Hsng Proj), Ser 2014,
5.000%, 12–1–44	4,000	4,211
WI Pub Fin Auth, Edu Rev Bonds (Cornerstone Charter Academy Proj), Ser 2016A,
5.125%, 2–1–46	4,000	4,095
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A,
5.500%, 6–15–45	4,000	4,188

		34,701

TOTAL MUNICIPAL BONDS – 95.5%		$1,299,100
(Cost: $1,239,444)

SHORT-TERM SECURITIES
Commercial Paper (G) – 0.5%
Clorox Co. (The),
0.770%, 10–13–16	2,500	2,499
Medtronic Global Holdings SCA,
0.740%, 11–14–16	5,000	4,995

		7,494

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (H)	721	721

Municipal Obligations – 1.9%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.850%, 10–7–16 (H)	700	700
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.850%, 10–7–16 (H)	1,400	1,400
Dev Auth of Monroe Cnty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.),
0.930%, 10–1–16 (H)	2,475	2,475
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.850%, 10–7–16 (H)	3,600	3,600
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt), (GTD by U.S. Bank N.A.),
0.860%, 10–7–16 (H)	1,300	1,300

108	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.770%, 10–7–16	$2,520	$2,520
NY Hsng Fin Agy, Hsng Rev Bonds, Ser 2016A (GTD by JPMorgan Chase Bank N.A.),
0.840%, 10–7–16 (H)	2,000	2,000
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A (GTD by Bank of America N.A.),
0.840%, 10–7–16 (H)	6,000	6,000
NY Metro Trans Auth, Trans Rev Var Rate Bonds, Ser 2005E-3 (GTD by Bank of Montreal),
0.860%, 10–7–16 (H)	4,000	4,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011I (GTD by Bank of Nova Scotia),
0.840%, 10–7–16 (H)	$2,000	$2,000

		25,995

TOTAL SHORT-TERM SECURITIES – 2.5%		$34,210
(Cost: $34,211)

TOTAL INVESTMENT SECURITIES – 98.3%		$1,337,915
(Cost: $1,277,709)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.7% (I)		22,679

NET ASSETS – 100.0%		$1,360,594

Notes to Schedule of Investments

(A)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(B)	Payment-in-kind bonds.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Zero coupon bond.

(E)	Purchased on a when-issued basis with settlement subsequent to September 30, 2016.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

(G)	Rate shown is the yield to maturity at September 30, 2016.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

(I)	Cash of $998 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
U.S. Treasury Long Bond	Short	12-30-16	242	$(40,694)	$637

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$1,250	$—
Corporate Debt Securities	—	3,355	—
Municipal Bonds	—	1,299,100	—
Short-Term Securities	—	34,210	—
Total	$—	$1,337,915	$—
Futures Contracts	$637	$—	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AMBAC = American Municipal Bond Assurance Corp.

AGM = Assured Guaranty Municipal

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	109

PORTFOLIO HIGHLIGHTS	IVY SMALL CAP GROWTH FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	93.3%
Information Technology	32.6%
Health Care	19.1%
Consumer Discretionary	17.9%
Industrials	8.6%
Financials	5.3%
Energy	4.7%
Real Estate	1.9%
Materials	1.8%
Consumer Staples	1.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.7%

Lipper Rankings

Category: Lipper Small-Cap Growth Funds	Rank	Percentile
1 Year	204/563	37
3 Year	196/502	39
5 Year	236/446	53
10 Year	46/317	15

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Ultimate Software Group, Inc. (The)	Information Technology	Application Software
Vail Resorts, Inc.	Consumer Discretionary	Leisure Facilities
Watsco, Inc.	Industrials	Trading Companies & Distributors
AMN Healthcare Services, Inc.	Health Care	Health Care Services
SVB Financial Group	Financials	Regional Banks
Pool Corp.	Consumer Discretionary	Distributors
Booz Allen Hamilton Holding Corp.	Information Technology	IT Consulting & Other Services
Paycom Software, Inc.	Information Technology	Application Software
Nevro Corp.	Health Care	Health Care Equipment
DexCom, Inc.	Health Care	Health Care Equipment

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

110	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY SMALL CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.2%
Burlington Stores, Inc. (A)	143	$11,553

Apparel, Accessories & Luxury Goods – 0.7%
Oxford Industries, Inc.	107	7,238

Automotive Retail – 1.4%
Monro Muffler Brake, Inc.	214	13,109

Broadcasting – 0.3%
Townsquare Media, Inc. (A)	289	2,703

Casinos & Gaming – 0.9%
Penn National Gaming, Inc. (A)	618	8,385

Distributors – 3.8%
Core-Mark Holding Co., Inc.	404	14,463
Pool Corp.	235	22,184

		36,647

General Merchandise Stores – 1.0%
Ollie’s Bargain Outlet Holdings, Inc. (A)	383	10,041

Homebuilding – 1.0%
Installed Building Products, Inc. (A)	279	9,997

Leisure Facilities – 3.4%
Vail Resorts, Inc.	212	33,204

Restaurants – 3.3%
Dave & Buster’s Entertainment, Inc. (A)	443	17,339
Texas Roadhouse, Inc., Class A	371	14,473

		31,812

Specialty Stores – 0.9%
Party City Holdco, Inc. (A)	515	8,813

Total Consumer Discretionary – 17.9%		173,502
Consumer Staples

Packaged Foods & Meats – 1.4%
Lance, Inc.	420	14,087

Total Consumer Staples – 1.4%		14,087
Energy

Oil & Gas Drilling – 0.4%
Patterson-UTI Energy, Inc.	155	3,458

Oil & Gas Equipment & Services – 0.4%
Superior Energy Services, Inc.	219	3,913

Oil & Gas Exploration & Production – 3.9%
Matador Resources Co. (A)	343	8,346
Parsley Energy, Inc., Class A (A)	232	7,764
Petroleum Development Corp. (A)	126	8,416

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production (Continued)
RSP Permian, Inc. (A)	210	$8,129
Viper Energy Partners L.P.	341	5,512

		38,167

Total Energy – 4.7%		45,538
Financials

Asset Management & Custody Banks – 0.4%
Janus Capital Group, Inc.	81	1,129
WisdomTree Investment, Inc.	286	2,938

		4,067

Regional Banks – 4.9%
Ameris Bancorp	111	3,890
Cathay General Bancorp	119	3,647
Home BancShares, Inc.	680	14,152
SVB Financial Group (A)	230	25,409

		47,098

Total Financials – 5.3%		51,165
Health Care

Health Care Equipment – 8.5%
DexCom, Inc. (A)	214	18,768
Inogen, Inc. (A)	247	14,777
K2M Group Holdings, Inc. (A)	117	2,082
Nevro Corp. (A)	185	19,281
NuVasive, Inc. (A)	125	8,312
NxStage Medical, Inc. (A)	405	10,131
Orthofix International N.V. (A)	69	2,938
Penumbra, Inc. (A)	89	6,794

		83,083

Health Care Facilities – 2.9%
AmSurg Corp. (A)	227	15,207
Surgical Care Affiliates, Inc. (A)	266	12,955

		28,162

Health Care Services – 3.8%
AMN Healthcare Services, Inc. (A)	831	26,478
Ensign Group, Inc. (The)	407	8,184
Envision Healthcare Holdings, Inc. (A)	96	2,129

		36,791

Health Care Technology – 1.5%
Evolent Health, Inc., Class A (A)	116	2,844
Medidata Solutions, Inc. (A)	217	12,092

		14,936

Life Sciences Tools & Services – 1.1%
Cambrex Corp. (A)	232	10,306

Managed Health Care – 1.3%
HealthEquity, Inc. (A)	336	12,725

Total Health Care – 19.1%		186,003

COMMON STOCKS (Continued)	Shares	Value
Industrials

Aerospace & Defense – 0.8%
HEICO Corp.	110	$7,605

Air Freight & Logistics – 0.9%
Hub Group, Inc. (A)	226	9,191

Building Products – 0.9%
Apogee Enterprises, Inc.	193	8,646

Diversified Support Services – 0.8%
Ritchie Bros. Auctioneers, Inc.	207	7,256

Trading Companies & Distributors – 4.1%
Beacon Roofing Supply, Inc. (A)	257	10,825
Watsco, Inc.	204	28,729

		39,554

Trucking – 1.1%
Covenant Transportation Group, Inc., Class A (A)	445	8,602
Knight Transportation, Inc.	85	2,430

		11,032

Total Industrials – 8.6%		83,284
Information Technology

Application Software – 12.9%
BroadSoft, Inc. (A)	73	3,412
Descartes Systems Group, Inc. (The)(A)(B)	505	10,863
HubSpot, Inc. (A)	179	10,320
Manhattan Associates, Inc. (A)	323	18,588
Paycom Software, Inc. (A)	411	20,588
Tyler Technologies, Inc. (A)	89	15,308
Ultimate Software Group, Inc. (The)(A)	167	34,062
Zendesk, Inc. (A)	388	11,906

		125,047

Communications Equipment – 1.0%
Lumentum Holdings, Inc. (A)	234	9,753

Data Processing & Outsourced Services – 2.5%
Echo Global Logisitics, Inc. (A)	247	5,700
Jack Henry & Associates, Inc.	213	18,221

		23,921

Electronic Manufacturing Services – 4.5%
Fabrinet (A)	344	15,321
MACOM Technology Solutions Holdings, Inc. (A)	314	13,282
Mercury Computer Systems, Inc. (A)	613	15,054

		43,657

Internet Software & Services – 1.4%
Five9, Inc. (A)	338	5,292
Shopify, Inc., Class A (A)	192	8,241

		13,533

2016	SEMIANNUAL REPORT	111

SCHEDULE OF INVESTMENTS	IVY SMALL CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
IT Consulting & Other Services – 5.4%
Booz Allen Hamilton Holding Corp.	696	$22,007
CACI International, Inc., Class A (A)	123	12,452
Science Applications International Corp.	265	18,411

		52,870

Semiconductor Equipment – 0.6%
MaxLinear, Inc., Class A (A)	281	5,700

Semiconductors – 2.5%
Monolithic Power Systems, Inc.	131	10,522
Power Integrations, Inc.	219	13,816

		24,338

Systems Software – 1.8%
Proofpoint, Inc. (A)	237	17,754

Total Information Technology – 32.6%		316,573
Materials

Construction Materials – 1.8%
Eagle Materials, Inc.	89	6,880
Summit Materials, Inc., Class A (A)	436	8,080

COMMON STOCKS (Continued)	Shares	Value
Construction Materials (Continued)
U.S. Concrete, Inc. (A)	60	$2,755

		17,715

Total Materials – 1.8%		17,715
Real Estate

Real Estate Services – 1.9%
RE/MAX Holdings, Inc., Class A	412	18,024

Total Real Estate – 1.9%		18,024

TOTAL COMMON STOCKS – 93.3%		$905,891
(Cost: $646,010)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 5.2%
Apple, Inc.,
0.440%, 10–4–16	$3,000	3,000
DTE Energy Co. (GTD by Detroit Edison Co.),
0.610%, 10–6–16	12,500	12,498
John Deere Canada ULC (GTD by Deere & Co.):
0.510%, 10–5–16	7,000	7,000
0.450%, 11–7–16	5,000	4,997
Kroger Co. (The),
0.630%, 10–3–16	5,000	5,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (C) (Continued)
Northern Illinois Gas Co.:
0.420%, 10–3–16	$5,227	$5,227
0.760%, 10–11–16	5,000	4,999
Rockwell Automation, Inc.,
0.520%, 10–3–16	5,000	5,000
Virginia Electric and Power Co.,
0.720%, 11–2–16	3,000	2,998

		50,719

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (D)	4,191	4,191

TOTAL SHORT-TERM SECURITIES – 5.6%		$54,910
(Cost: $54,911)

TOTAL INVESTMENT SECURITIES – 98.9%		$960,801
(Cost: $700,921)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		10,357

NET ASSETS – 100.0%		$971,158

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at September 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at September 30, 2016:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Appreciation
JPMorgan Chase Bank N.A.	330,690	Biotech Custom Index	09/06/2017	$36,663	1M LIBOR less 50 bps	$2,259

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$905,891	$—	$—
Short-Term Securities	—	54,910	—
Total	$905,891	$54,910	$—
Total Return Swaps	$—	$2,259	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

112	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY SMALL CAP VALUE FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	95.5%
Industrials	21.1%
Consumer Staples	14.9%
Financials	11.8%
Materials	11.4%
Consumer Discretionary	8.7%
Real Estate	7.3%
Information Technology	6.4%
Utilities	6.4%
Energy	4.4%
Health Care	1.8%
Telecommunication Services	1.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.5%

Lipper Rankings

Category: Lipper Small-Cap Value Funds	Rank	Percentile
1 Year	13/293	5
3 Year	28/255	11
5 Year	63/231	28
10 Year	42/145	29

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Webster Financial Corp.	Financials	Regional Banks
Take-Two Interactive Software, Inc.	Information Technology	Home Entertainment Software
Nu Skin Enterprises, Inc., Class A	Consumer Staples	Personal Products
Coca-Cola Bottling Co. Consolidated	Consumer Staples	Soft Drinks
Beacon Roofing Supply, Inc.	Industrials	Trading Companies & Distributors
Flotek Industries, Inc.	Materials	Specialty Chemicals
Laredo Petroleum Holdings, Inc.	Energy	Oil & Gas Exploration & Production
Woodward, Inc.	Industrials	Industrial Machinery
Pinnacle Foods, Inc.	Consumer Staples	Packaged Foods & Meats
Communications Sales & Leasing, Inc.	Real Estate	Specialized REITs

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	113

SCHEDULE OF INVESTMENTS	IVY SMALL CAP VALUE FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automotive Retail – 1.9%
Monro Muffler Brake, Inc.	104	$6,335

Homebuilding – 1.9%
TRI Pointe Group, Inc. (A)	486	6,402

Homefurnishing Retail – 2.0%
Restoration Hardware Holdings, Inc. (A)	186	6,418

Movies & Entertainment – 2.0%
AMC Entertainment Holdings, Inc., Class A	212	6,597

Restaurants – 0.9%
Cheesecake Factory, Inc. (The)	56	2,818

Total Consumer Discretionary – 8.7%		28,570
Consumer Staples

Food Retail – 0.5%
Casey’s General Stores, Inc.	14	1,694

Packaged Foods & Meats – 3.3%
Pinnacle Foods, Inc.	214	10,742

Personal Products – 7.0%
Avon Products, Inc.	1,375	7,780
Nu Skin Enterprises, Inc., Class A	234	15,172

		22,952

Soft Drinks – 4.1%
Coca-Cola Bottling Co. Consolidated	91	13,497

Total Consumer Staples – 14.9%		48,885
Energy

Oil & Gas Exploration & Production – 4.4%
Clayton Williams Energy, Inc. (A)	34	2,888
Laredo Petroleum Holdings, Inc. (A)	896	11,559

		14,447

Total Energy – 4.4%		14,447
Financials

Regional Banks – 10.4%
FCB Financial Holdings, Inc., Class A (A)	141	5,407
SVB Financial Group (A)	48	5,339
Tompkins Financial Corp.	24	1,796
Webster Financial Corp.	430	16,325
Western Alliance Bancorp. (A)	140	5,263

		34,130

Reinsurance – 1.4%
Reinsurance Group of America, Inc.	43	4,685

Total Financials – 11.8%		38,815

COMMON STOCKS (Continued)	Shares	Value
Health Care

Health Care Services – 1.8%
Healthways, Inc. (A)	224	$5,930

Total Health Care – 1.8%		5,930
Industrials

Aerospace & Defense – 1.8%
Orbital ATK, Inc.	80	6,098

Airlines – 1.5%
Copa Holdings S.A., Class A	55	4,836

Building Products – 2.2%
Continental Building Products, Inc. (A)	350	7,352

Commercial Printing – 2.1%
Deluxe Corp.	48	3,227
Multi-Color Corp.	56	3,670

		6,897

Industrial Machinery – 3.4%
Woodward, Inc.	177	11,040

Marine – 0.9%
Kirby Corp. (A)	49	3,034

Trading Companies & Distributors – 5.3%
Beacon Roofing Supply, Inc. (A)	299	12,596
Univar, Inc. (A)	219	4,785

		17,381

Trucking – 3.9%
Saia, Inc. (A)	84	2,501
YRC Worldwide, Inc. (A)	842	10,370

		12,871

Total Industrials – 21.1%		69,509
Information Technology

Home Entertainment Software – 4.7%
Take-Two Interactive Software, Inc. (A)	346	15,616

IT Consulting & Other Services – 1.7%
Science Applications International Corp.	80	5,522

Total Information Technology – 6.4%		21,138
Materials

Aluminum – 1.1%
Kaiser Aluminum Corp.	44	3,797

Gold – 2.3%
IAMGOLD Corp. (A)	634	2,568
Kinross Gold Corp. (A)	611	2,571
Yamana Gold, Inc.	566	2,439

		7,578

COMMON STOCKS (Continued)	Shares	Value
Precious Metals & Minerals – 0.5%
Silver Standard Resources, Inc. (A)	132	$1,594

Specialty Chemicals – 7.5%
Flotek Industries, Inc. (A)(B)	118	1,711
Flotek Industries, Inc. (A)	811	11,796
Innospec, Inc.	74	4,506
Sensient Technologies Corp.	86	6,526

		24,539

Total Materials – 11.4%		37,508
Real Estate

Industrial REITs – 1.2%
STAG Industrial, Inc.	159	3,895

Office REITs – 1.6%
Highwoods Properties, Inc.	102	5,337

Specialized REITs – 4.5%
Communications Sales & Leasing, Inc.	335	10,525
Entertainment Properties Trust	54	4,213

		14,738

Total Real Estate – 7.3%		23,970
Telecommunication Services

Alternative Carriers – 1.3%
Vonage Holdings Corp. (A)	642	4,246

Total Telecommunication Services – 1.3%		4,246
Utilities

Electric Utilities – 3.0%
ALLETE, Inc.	90	5,336
IDACORP, Inc.	39	3,069
Portland General Electric Co.	30	1,290

		9,695

Gas Utilities – 1.8%
New Jersey Resources Corp.	94	3,099
South Jersey Industries, Inc.	101	2,975

		6,074

Multi-Utilities – 1.6%
MDU Resources Group, Inc.	68	1,730
NorthWestern Corp.	61	3,506

		5,236

Total Utilities – 6.4%		21,005

TOTAL COMMON STOCKS – 95.5%		$314,023
(Cost: $263,401)

114	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY SMALL CAP VALUE FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (C) – 2.9%
Campbell Soup Co.,
0.590%, 10–3–16	$1,917	$1,917
J.M. Smucker Co. (The),
0.700%, 10–3–16	7,371	7,370

		9,287

Master Note – 0.8%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (D)	2,792	2,792

TOTAL SHORT-TERM SECURITIES – 3.7%		$12,079
(Cost: $12,079)

TOTAL INVESTMENT SECURITIES – 99.2%		$326,102
(Cost: $275,480)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		2,469

NET ASSETS – 100.0%		$328,571

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $1,711 or 0.5% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$314,023	$—	$—
Short-Term Securities	—	12,079	—
Total	$314,023	$12,079	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	115

PORTFOLIO HIGHLIGHTS	IVY TAX-MANAGED EQUITY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	97.7%
Information Technology	34.6%
Health Care	19.5%
Consumer Discretionary	15.7%
Industrials	14.6%
Consumer Staples	7.3%
Energy	4.0%
Real Estate	2.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.3%

Lipper Rankings

Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	619/694	90
3 Year	300/628	48
5 Year	361/549	66

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Alphabet, Inc., Class A	Information Technology	Internet Software & Services
salesforce.com, Inc.	Information Technology	Application Software
Facebook, Inc., Class A	Information Technology	Internet Software & Services
Shire Pharmaceuticals Group plc ADR	Health Care	Biotechnology
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Allergan plc	Health Care	Pharmaceuticals
Adobe Systems, Inc.	Information Technology	Application Software
Lam Research Corp.	Information Technology	Semiconductor Equipment
Visa, Inc., Class A	Information Technology	Data Processing & Outsourced Services

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

116	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY TAX-MANAGED EQUITY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.7%
lululemon athletica, Inc. (A)	14	$855

Cable & Satellite – 4.1%
Charter Communications, Inc., Class A (A)	8	2,127
Comcast Corp., Class A	40	2,672

		4,799

Footwear – 1.0%
NIKE, Inc., Class B	22	1,175

Internet & Direct Marketing Retail – 7.8%
Amazon.com, Inc. (A)	8	6,679
priceline.com, Inc. (A)	2	2,580

		9,259

Restaurants – 2.1%
Panera Bread Co., Class A (A)	12	2,405

Total Consumer Discretionary – 15.7%		18,493
Consumer Staples

Brewers – 1.2%
Anheuser-Busch InBev S.A. ADR	11	1,428

Food Retail – 1.0%
Casey’s General Stores, Inc.	10	1,218

Hypermarkets & Super Centers – 0.8%
Costco Wholesale Corp.	6	892

Packaged Foods & Meats – 2.2%
Blue Buffalo Pet Products, Inc. (A)	57	1,355
Mead Johnson Nutrition Co.	15	1,206

		2,561

Personal Products – 1.1%
Estee Lauder Co., Inc. (The), Class A	15	1,340

Tobacco – 1.0%
Philip Morris International, Inc.	12	1,155

Total Consumer Staples – 7.3%		8,594
Energy

Oil & Gas Equipment & Services – 4.0%
Halliburton Co.	73	3,267
Schlumberger Ltd.	19	1,491

		4,758

Total Energy – 4.0%		4,758

COMMON STOCKS (Continued)	Shares	Value
Health Care

Biotechnology – 10.3%
ACADIA Pharmaceuticals, Inc. (A)	31	$983
Alexion Pharmaceuticals, Inc. (A)	25	3,079
Biogen, Inc. (A)	4	1,364
Incyte Corp. (A)	13	1,253
Shire Pharmaceuticals Group plc ADR	23	4,446
Vertex Pharmaceuticals, Inc. (A)	13	1,105

		12,230

Health Care Equipment – 1.7%
DexCom, Inc. (A)	23	1,999

Health Care Facilities – 0.7%
HCA Holdings, Inc. (A)	12	875

Pharmaceuticals – 6.8%
Allergan plc (A)	18	4,145
Bristol-Myers Squibb Co.	26	1,411
Teva Pharmaceutical Industries Ltd. ADR	53	2,419

		7,975

Total Health Care – 19.5%		23,079
Industrials

Aerospace & Defense – 2.7%
Boeing Co. (The)	13	1,767
Raytheon Co.	11	1,470

		3,237

Industrial Conglomerates – 2.6%
Danaher Corp.	40	3,116

Railroads – 4.3%
Kansas City Southern	23	2,133
Union Pacific Corp.	30	2,891

		5,024

Research & Consulting Services – 2.5%
Verisk Analytics, Inc., Class A (A)	36	2,899

Trucking – 2.5%
J.B. Hunt Transport Services, Inc.	36	2,922

Total Industrials – 14.6%		17,198
Information Technology

Application Software – 7.3%
Adobe Systems, Inc. (A)	38	4,111
salesforce.com, Inc. (A)	63	4,503

		8,614

COMMON STOCKS (Continued)	Shares	Value
Data Processing & Outsourced Services – 8.3%
FleetCor Technologies, Inc. (A)	18	$3,144
MasterCard, Inc., Class A	28	2,846
Visa, Inc., Class A	47	3,868

		9,858

Home Entertainment Software – 1.0%
Electronic Arts, Inc. (A)	14	1,196

Internet Software & Services – 8.8%
Alphabet, Inc., Class A (A)	6	4,697
Alphabet, Inc., Class C (A)	2	1,248
Facebook, Inc., Class A (A)	35	4,451

		10,396

Semiconductor Equipment – 3.3%
Lam Research Corp.	41	3,921

Systems Software – 2.3%
Microsoft Corp.	47	2,693

Technology Hardware, Storage & Peripherals – 3.6%
Apple, Inc.	38	4,277

Total Information Technology – 34.6%		40,955
Real Estate

Specialized REITs – 2.0%
American Tower Corp., Class A	21	2,351

Total Real Estate – 2.0%		2,351

TOTAL COMMON STOCKS – 97.7%		$115,428
(Cost: $93,175)

SHORT-TERM SECURITIES	Principal
Master Note – 1.4%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (B)	$1,690	1,690

TOTAL SHORT-TERM SECURITIES – 1.4%		$1,690
(Cost: $1,690)

TOTAL INVESTMENT SECURITIES – 99.1%		$117,118
(Cost: $94,865)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		1,110

NET ASSETS – 100.0%		$118,228

2016	SEMIANNUAL REPORT	117

SCHEDULE OF INVESTMENTS	IVY TAX-MANAGED EQUITY FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$115,428	$—	$—
Short-Term Securities	—	1,690	—
Total	$115,428	$1,690	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

118	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	IVY VALUE FUND

ALL DATA IS AS OF SEPTEMBER 30, 2016 (UNAUDITED)

Asset Allocation

Stocks	96.6%
Financials	28.2%
Health Care	13.5%
Information Technology	13.0%
Energy	12.9%
Consumer Discretionary	10.3%
Consumer Staples	8.0%
Utilities	3.1%
Materials	2.9%
Real Estate	2.6%
Industrials	2.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.4%

Lipper Rankings

Category: Lipper Large-Cap Value Funds	Rank	Percentile
1 Year	494/526	94
3 Year	346/450	77
5 Year	254/406	63
10 Year	115/286	41

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Citigroup, Inc.	Financials	Other Diversified Financial Services
Microsoft Corp.	Information Technology	Systems Software
Capital One Financial Corp.	Financials	Consumer Finance
American International Group, Inc.	Financials	Multi-Line Insurance
Western Digital Corp.	Information Technology	Technology Hardware, Storage & Peripherals
Duke Energy Corp.	Utilities	Electric Utilities
Philip Morris International, Inc.	Consumer Staples	Tobacco
Micron Technology, Inc.	Information Technology	Semiconductors
Dow Chemical Co. (The)	Materials	Diversified Chemicals

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2016	SEMIANNUAL REPORT	119

SCHEDULE OF INVESTMENTS	IVY VALUE FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Cable & Satellite – 2.6%
Comcast Corp., Class A	111	$7,390

Casinos & Gaming – 2.7%
Las Vegas Sands, Inc. (A)	131	7,561

General Merchandise Stores – 2.6%
Target Corp.	109	7,493

Housewares & Specialties – 2.4%
Newell Rubbermaid, Inc.	128	6,730

Total Consumer Discretionary – 10.3%		29,174
Consumer Staples

Agricultural Products – 2.5%
Ingredion, Inc. (A)	54	7,159

Drug Retail – 2.4%
CVS Caremark Corp.	76	6,763

Tobacco – 3.1%
Philip Morris International, Inc.	89	8,662

Total Consumer Staples – 8.0%		22,584
Energy

Integrated Oil & Gas – 2.6%
Hess Corp.	136	7,266

Oil & Gas Refining & Marketing – 2.8%
Marathon Petroleum Corp. (A)	193	7,838

Oil & Gas Storage & Transportation – 7.5%
Energy Transfer Partners L.P.	188	6,971
Enterprise Products Partners L.P.	255	7,054
VTTI Energy Partners L.P.	387	7,358

		21,383

Total Energy – 12.9%		36,487
Financials

Consumer Finance – 6.3%
Capital One Financial Corp.	136	9,790
Synchrony Financial	286	8,005

		17,795

Life & Health Insurance – 2.8%
MetLife, Inc.	182	8,091

Mortgage REITs – 2.6%
American Capital Agency Corp.	378	7,392

Multi-Line Insurance – 3.3%
American International Group, Inc.	156	9,275

Other Diversified Financial Services – 8.6%
Citigroup, Inc. (A)	231	10,887
JPMorgan Chase & Co.	203	13,484

		24,371

COMMON STOCKS (Continued)	Shares	Value
Property & Casualty Insurance – 1.9%
Allstate Corp. (The)	77	$5,313

Reinsurance – 2.7%
Reinsurance Group of America, Inc.	70	7,534

Total Financials – 28.2%		79,771
Health Care

Biotechnology – 2.5%
Amgen, Inc. (A)	42	6,973

Health Care Facilities – 2.7%
HCA Holdings, Inc. (B)	103	7,782

Managed Health Care – 6.1%
Aetna, Inc.	64	7,412
Anthem, Inc.	30	3,797
Cigna Corp.	31	4,027
Humana, Inc.	12	2,087

		17,323

Pharmaceuticals – 2.2%
Teva Pharmaceutical Industries Ltd. ADR	132	6,092

Total Health Care – 13.5%		38,170
Industrials

Airlines – 1.1%
Delta Air Lines, Inc.	82	3,220

Industrial Machinery – 1.0%
Eaton Corp.	42	2,753

Total Industrials – 2.1%		5,973
Information Technology

IT Consulting & Other Services – 0.7%
Computer Sciences Corp.	40	2,062

Semiconductor Equipment – 1.4%
Lam Research Corp.	41	3,874

Semiconductors – 4.1%
Micron Technology, Inc. (B)	471	8,366
QUALCOMM, Inc.	46	3,151

		11,517

Systems Software – 3.7%
Microsoft Corp.	184	10,604

Technology Hardware, Storage & Peripherals – 3.1%
Western Digital Corp. (A)	151	8,823

Total Information Technology – 13.0%		36,880

COMMON STOCKS (Continued)	Shares	Value
Materials

Diversified Chemicals – 2.9%
Dow Chemical Co. (The)	157	$8,142

Total Materials – 2.9%		8,142
Real Estate

Specialized REITs – 2.6%
Communications Sales & Leasing, Inc.	237	7,454

Total Real Estate – 2.6%		7,454
Utilities

Electric Utilities – 3.1%
Duke Energy Corp.	109	8,700

Total Utilities – 3.1%		8,700

TOTAL COMMON STOCKS – 96.6%		$273,335
(Cost: $240,079)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 2.3%
J.M. Smucker Co. (The),
0.700%, 10-3-16	$6,655	6,654

Master Note – 1.2%
Toyota Motor Credit Corp.,
0.600%, 10-5-16 (D)	3,445	3,445

TOTAL SHORT-TERM SECURITIES – 3.5%		$10,099
(Cost: $10,100)

TOTAL INVESTMENT SECURITIES – 100.1%		$283,434
(Cost: $250,179)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(400)

NET ASSETS – 100.0%		$283,034

120	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS	IVY VALUE FUND (in thousands)

SEPTEMBER 30, 2016 (UNAUDITED)

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $21,967 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.
(B)	No dividends were paid during the preceding 12 months.
(C)	Rate shown is the yield to maturity at September 30, 2016.
(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Aetna, Inc.	N/A	Put	62	November 2016	$105.00	$8	$(10)
Amgen, Inc.	N/A	Call	40	November 2016	180.00	11	(4)
Eaton Corp.	N/A	Put	110	November 2016	57.50	9	(4)
Enterprise Products Partners L.P.	N/A	Put	262	November 2016	25.00	13	(7)
Ingredion, Inc.	N/A	Call	85	October 2016	140.00	14	(2)
Las Vegas Sands, Inc.	N/A	Call	126	October 2016	58.50	14	(16)
	N/A	Call	126	November 2016	60.00	16	(18)
QUALCOMM, Inc.	N/A	Put	111	November 2016	57.50	10	(3)
Wells Fargo & Co.	N/A	Put	313	December 2016	40.00	15	(19)
Western Digital Corp.	N/A	Call	218	October 2016	65.00	14	(4)

						$124	$(87)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$273,335	$—	$—
Short-Term Securities	—	10,099	—
Total	$273,335	$10,099	$—

Liabilities
Written Options	$81	$6	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	121

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2016 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Bond Fund	Ivy Core Equity Fund	Ivy Cundill Global Value Fund	Ivy Dividend Opportunities Fund	Ivy Emerging Markets Equity Fund(1)	Ivy European Opportunities Fund	Ivy Global Bond Fund
ASSETS
Investments in unaffiliated securities at value+	$810,959	$1,041,368	$199,683	$372,360	$592,487	$202,514	$167,430
Investments at Value	810,959	1,041,368	199,683	372,360	592,487	202,514	167,430
Cash	1,462	1	—	1	350	1	144
Cash denominated in foreign currencies at value+	—	—	—	—	23	320	—
Restricted cash	—	—	—	—	2,909	—	—
Investment securities sold receivable	7,770	32,467	788	1,484	2,010	3,045	—
Dividends and interest receivable	5,374	1,118	823	549	435	438	2,224
Capital shares sold receivable	906	550	44	363	1,650	417	125
Receivable from affiliates	5	398	3	10	296	—	257
Unrealized appreciation on forward foreign currency contracts	—	—	24	—	213	174	22
Variation margin receivable	101	—	—	—	—	—	—
Prepaid and other assets	70	75	47	54	71	47	41
Total Assets	826,647	1,075,977	201,412	374,821	600,444	206,956	170,243

LIABILITIES
Investment securities purchased payable	31,718	35,114	11	891	2,821	2,678	—
Capital shares redeemed payable	1,835	2,616	339	1,408	1,851	395	723
Distributions payable	159	—	—	—	—	—	—
Independent Trustees and Chief Compliance Officer fees payable	66	96	97	26	63	62	9
Overdraft due to custodian	—	—	1,107	—	—	—	—
Distribution and service fees payable	3	6	1	3	3	1	1
Shareholder servicing payable	174	238	85	94	187	72	59
Investment management fee payable	11	20	5	7	16	5	3
Accounting services fee payable	19	23	8	11	13	8	6
Unrealized depreciation on forward foreign currency contracts	—	—	79	—	362	—	—
Variation margin payable	97	—	—	—	—	—	—
Written options at value+	—	—	—	—	1,968	—	—
Other liabilities	63	33	24	17	53	17	11
Total Liabilities	34,145	38,146	1,756	2,457	7,337	3,238	812
Total Net Assets	$792,502	$1,037,831	$199,656	$372,364	$593,107	$203,718	$169,431

NET ASSETS
Capital paid in (shares authorized – unlimited)	$788,316	$871,164	$213,337	$294,786	$577,173	$322,444	$189,395
Undistributed (distributions in excess of) net investment income	(794)	1,224	1,214	718	(1,657)	2,861	427
Accumulated net realized gain (loss)	(17,420)	6,996	(31,606)	10,653	(111,915)	(133,907)	(10,892)
Net unrealized appreciation (depreciation)	22,400	158,447	16,711	66,207	129,506	12,320	(9,499)
Total Net Assets	$792,502	$1,037,831	$199,656	$372,364	$593,107	$203,718	$169,431

CAPITAL SHARES OUTSTANDING:
Class A	22,265	22,632	6,161	8,269	16,629	3,018	6,227
Class B	578	743	75	455	350	31	298
Class C	3,197	10,449	944	2,409	2,559	354	1,866
Class E	433	820	49	297	15	3	N/A
Class I	45,469	26,006	5,712	9,131	15,927	3,964	8,736
Class R	354	191	19	26	511	17	63
Class R6	172	7,472	62	113	529	44	283
Class Y	500	6,138	136	342	1,280	39	273

NET ASSET VALUE PER SHARE:
Class A	$10.86	$13.47	$15.08	$17.70	$15.65	$27.20	$9.55
Class B	$10.86	$11.43	$13.74	$17.40	$13.00	$25.01	$9.54
Class C	$10.86	$11.80	$14.17	$17.49	$13.58	$25.67	$9.55
Class E	$10.86	$13.41	$15.20	$17.64	$15.86	$27.42	N/A
Class I	$10.86	$14.89	$15.45	$17.76	$16.10	$27.49	$9.55
Class R	$10.86	$13.38	$15.06	$17.68	$15.56	$27.16	$9.53
Class R6	$10.86	$14.92	$15.50	$17.79	$16.17	$27.63	$9.55
Class Y	$10.86	$14.51	$15.31	$17.73	$15.94	$27.40	$9.55

+COST
Investments in unaffiliated securities at cost	$788,655	$882,921	$182,796	$306,153	$462,860	$190,358	$176,967
Cash denominated in foreign currencies at cost	—	—	—	—	23	319	—
Written options premiums received at cost	—	—	—	—	2,010	—	—

(1)Consolidated Statement of Assets and Liabilities (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

122	SEMIANNUAL REPORT	2016

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2016 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Global Equity Income Fund		Ivy Global Growth Fund	Ivy Global Income Allocation Fund	Ivy High Income Fund	Ivy International Core Equity Fund	Ivy Large Cap Growth Fund		Ivy Limited- Term Bond Fund
ASSETS
Investments in unaffiliated securities at value+	$359,129		$482,263	$735,890	$4,631,873	$4,501,727	$1,737,796		$1,842,173
Investments in affiliated securities at value+	—		—	—	15,277	—	—		—
Investments at Value	359,129		482,263	735,890	4,647,150	4,501,727	1,737,796		1,842,173
Cash	—	*	1	95	12,694	—	—	*	1
Cash denominated in foreign currencies at value+	—		1,650	—	48	37,068	—		—
Restricted cash	—		—	—	3,920	69	—		—
Investment securities sold receivable	859		2,993	610	18,351	56,444	—		7,037
Dividends and interest receivable	1,077		673	7,184	93,647	11,332	1,077		13,299
Capital shares sold receivable	712		640	1,079	11,562	9,804	1,034		4,635
Receivable from affiliates	127		—	4	5	9	213		1
Unrealized appreciation on forward foreign currency contracts	369		53	286	210	488	—		—
Prepaid and other assets	55		61	67	172	166	97		136
Total Assets	362,328		488,334	745,215	4,787,759	4,617,107	1,740,217		1,867,282

LIABILITIES
Investment securities purchased payable	9,447		4,007	4,068	30,061	70,026	—		5,247
Capital shares redeemed payable	672		916	1,253	14,159	11,039	3,381		4,645
Distributions payable	—		—	—	2,757	—	—		295
Independent Trustees and Chief Compliance Officer fees payable	4		76	41	191	97	116		74
Overdraft due to custodian	—		—	—	—	104	—		—
Distribution and service fees payable	1		2	3	42	15	8		8
Shareholder servicing payable	79		130	182	1,171	933	390		301
Investment management fee payable	7		11	14	69	97	32		22
Accounting services fee payable	9		12	16	23	23	23		23
Other liabilities	27		26	59	166	154	51		39
Total Liabilities	10,246		5,180	5,636	48,639	82,488	4,001		10,654
Total Net Assets	$352,082		$483,154	$739,579	$4,739,120	$4,534,619	$1,736,216		$1,856,628

NET ASSETS
Capital paid in (shares authorized – unlimited)	$355,079		$430,151	$799,717	$5,709,668	$4,536,596	$1,175,196		$1,847,915
Undistributed (distributions in excess of) net investment income	751		(743)	2,569	(1,275)	68,893	105		(515)
Accumulated net realized gain (loss)	(20,496)		(15,004)	(51,120)	(574,732)	(186,162)	57,345		(15,361)
Net unrealized appreciation (depreciation)	16,748		68,750	(11,587)	(394,541)	115,292	503,570		24,589
Total Net Assets	$352,082		$483,154	$739,579	$4,739,120	$4,534,619	$1,736,216		$1,856,628

CAPITAL SHARES OUTSTANDING:
Class A	6,352		2,989	15,579	192,522	44,656	26,910		61,604
Class B	159		59	279	11,246	625	719		1,158
Class C	1,052		705	3,673	137,723	15,792	6,685		10,012
Class E	N/A		3	187	1,231	320	643		467
Class I	21,005		7,521	31,156	230,005	159,552	48,911		86,383
Class R	31		62	19	9,272	2,640	1,227		58
Class R6	101		205	123	6,038	21,886	17		7,813
Class Y	350		371	102	54,021	23,103	6,373		1,910

NET ASSET VALUE PER SHARE:
Class A	$12.11		$40.45	$14.41	$7.38	$16.90	$18.74		$10.96
Class B	$12.11		$34.93	$14.14	$7.38	$14.99	$15.02		$10.96
Class C	$12.11		$35.19	$14.24	$7.38	$15.05	$16.06		$10.96
Class E	N/A		$40.66	$14.41	$7.38	$17.00	$18.72		$10.96
Class I	$12.12		$41.12	$14.53	$7.38	$17.02	$19.56		$10.96
Class R	$12.12		$40.25	$14.40	$7.38	$16.87	$18.18		$10.96
Class R6	$12.13		$41.26	$14.54	$7.38	$17.08	$19.64		$10.96
Class Y	$12.11		$40.61	$14.47	$7.38	$17.01	$19.16		$10.96

+COST
Investments in unaffiliated securities at cost	$342,757		$413,535	$747,735	$5,011,708	$4,386,956	$1,234,226		$1,817,584
Investments in affiliated securities at cost	—		—	—	30,173	—	—		—
Cash denominated in foreign currencies at cost	—		1,650	—	48	36,967	—		—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	123

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2016 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Managed International Opportunities Fund		Ivy Micro Cap Growth Fund	Ivy Mid Cap Growth Fund	Ivy Mid Cap Income Opportunities Fund	Ivy Money Market Fund	Ivy Municipal Bond Fund		Ivy Municipal High Income Fund
ASSETS
Investments in unaffiliated securities at value+	$301		$173,254	$2,682,065	$211,246	$194,842	$238,179		$1,333,310
Investments in affiliated securities at value+	193,803		—	—	—	—	—		4,605
Investments at Value	194,104		173,254	2,682,065	211,246	194,842	238,179		1,337,915
Cash	1		1	6	1	180	1		8,757
Restricted cash	—		—	—	—	—	124		998
Investment securities sold receivable	1,120		2,427	25,746	1,041	—	—		10
Dividends and interest receivable	—	*	22	1,354	275	108	2,400		21,995
Capital shares sold receivable	121		120	2,981	963	823	322		1,610
Receivable from affiliates	1		—	199	96	283	—	*	7
Variation margin receivable	—		—	—	—	—	44		355
Prepaid and other assets	38		37	118	64	40	43		75
Total Assets	195,385		175,861	2,712,469	213,686	196,276	241,113		1,371,722

LIABILITIES
Investment securities purchased payable	1,120		3,632	1,625	1,728	—	1,096		7,588
Capital shares redeemed payable	305		445	11,132	367	2,563	344		2,827
Distributions payable	—		—	—	—	1	41		429
Independent Trustees and Chief Compliance Officer fees payable	12		4	106	1	23	12		31
Distribution and service fees payable	1		1	14	1	1	1		9
Shareholder servicing payable	19		60	860	38	40	36		182
Investment management fee payable	—	*	4	61	5	2	3		18
Accounting services fee payable	4		6	17	7	6	8		22
Written options at value+	—		—	15,435	—	—	—		—
Other liabilities	6		15	124	11	15	11		22
Total Liabilities	1,467		4,167	29,374	2,158	2,651	1,552		11,128
Total Net Assets	$193,918		$171,694	$2,683,095	$211,528	$193,625	$239,561		$1,360,594

NET ASSETS
Capital paid in (shares authorized – unlimited)	$194,383		$137,472	$2,232,583	$196,020	$193,624	$227,099		$1,308,818
Undistributed (distributions in excess of) net investment income	187		(1,466)	(13,499)	662	—	171		3,605
Accumulated net realized gain (loss)	(34,963)		1,629	81,696	(6,585)	1	(3,178)		(12,672)
Net unrealized appreciation	34,311		34,059	382,315	21,431	—	15,469		60,843
Total Net Assets	$193,918		$171,694	$2,683,095	$211,528	$193,625	$239,561		$1,360,594

CAPITAL SHARES OUTSTANDING:
Class A	7,499		3,668	26,106	7,204	146,334	7,454		59,549
Class B	127		73	1,090	N/A	4,506	202		2,485
Class C	467		337	13,412	882	36,033	2,518		42,712
Class E	44		N/A	384	202	6,752	N/A		N/A
Class I	11,130		2,987	63,265	8,280	N/A	9,366		145,586
Class R	58		25	3,090	202	N/A	N/A		N/A
Class R6	N/A		79	3,972	290	N/A	N/A		N/A
Class Y	64		45	17,751	947	N/A	71		3,263

NET ASSET VALUE PER SHARE:
Class A	$9.98		$23.62	$20.30	$11.74	$1.00	$12.22		$5.37
Class B	$9.73		$22.28	$16.81	N/A	$1.00	$12.22		$5.37
Class C	$9.76		$22.63	$17.80	$11.71	$1.00	$12.22		$5.37
Class E	$9.99		N/A	$19.85	$11.75	$1.00	N/A		N/A
Class I	$10.03		$24.17	$21.60	$11.76	N/A	$12.22		$5.37
Class R	$9.94		$23.52	$19.94	$11.72	N/A	N/A		N/A
Class R6	N/A		$24.30	$21.70	$11.76	N/A	N/A		N/A
Class Y	$9.98		$24.40	$21.09	$11.74	N/A	$12.22		$5.37

+COST
Investments in unaffiliated securities at cost	$301		$139,195	$2,297,459	$189,815	$194,842	$222,787		$1,273,655
Investments in affiliated securities at cost	159,492		—	—	—	—	—		4,054
Written options premiums received at cost	—		—	13,144	—	—	—		—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

124	SEMIANNUAL REPORT	2016

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2016 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Small Cap Growth Fund		Ivy Small Cap Value Fund	Ivy Tax- Managed Equity Fund		Ivy Value Fund
ASSETS
Investments in unaffiliated securities at value+	$960,801		$326,102	$117,118		$283,434
Investments at Value	960,801		326,102	117,118		283,434
Cash	—	*	1	—	*	—	*
Investment securities sold receivable	14,733		2,963	1,825		346
Dividends and interest receivable	57		360	61		510
Capital shares sold receivable	717		2,479	61		198
Receivable from affiliates	9		—	—	*	—
Unrealized appreciation on swap agreements	2,259		—	—		—
Prepaid and other assets	73		55	32		52
Total Assets	978,649		331,960	119,097		284,540

LIABILITIES
Investment securities purchased payable	3,489		2,884	359		486
Capital shares redeemed payable	3,531		339	472		790
Independent Trustees and Chief Compliance Officer fees payable	157		29	2		18
Distribution and service fees payable	8		2	1		1
Shareholder servicing payable	226		98	22		89
Investment management fee payable	23		7	2		5
Accounting services fee payable	20		9	5		9
Written options at value+	—		—	—		87
Other liabilities	37		21	6		21
Total Liabilities	7,491		3,389	869		1,506
Total Net Assets	$971,158		$328,571	$118,228		$283,034

NET ASSETS
Capital paid in (shares authorized – unlimited)	$664,526		$264,285	$98,542		$253,022
Undistributed (distributions in excess of) net investment income	(12,474)		23	(311)		875
Accumulated net realized gain (loss)	56,963		13,641	(2,256)		(4,155)
Net unrealized appreciation	262,143		50,622	22,253		33,292
Total Net Assets	$971,158		$328,571	$118,228		$283,034

CAPITAL SHARES OUTSTANDING:
Class A	13,907		9,446	2,038		5,072
Class B	612		213	80		148
Class C	11,940		1,272	292		866
Class E	412		10	N/A		7
Class I	12,324		7,105	3,608		7,056
Class R	2,711		230	N/A		15
Class R6	2,284		261	N/A		313
Class Y	11,223		671	28		152

NET ASSET VALUE PER SHARE:
Class A	$16.37		$16.77	$19.50		$20.78
Class B	$12.74		$13.83	$18.75		$19.39
Class C	$13.77		$14.69	$18.69		$20.12
Class E	$16.25		$17.37	N/A		$20.86
Class I	$20.57		$18.02	$19.68		$20.86
Class R	$16.16		$16.69	N/A		$20.77
Class R6	$20.65		$18.15	N/A		$20.91
Class Y	$19.60		$17.54	$19.52		$20.83

+COST
Investments in unaffiliated securities at cost	$700,921		$275,480	$94,865		$250,179
Written options premiums received at cost	—		—	—		124

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	125

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

(In thousands)	Ivy Bond Fund	Ivy Core Equity Fund	Ivy Cundill Global Value Fund	Ivy Dividend Opportunities Fund	Ivy Emerging Markets Equity Fund(1)	Ivy European Opportunities Fund	Ivy Global Bond Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$241	$7,397	$2,694	$4,548	$5,081	$4,879	$416
Foreign dividend withholding tax	—	(154)	(195)	(60)	(555)	(387)	(7)
Interest and amortization from unaffiliated securities	12,543	34	154	107	53	4	3,741
Foreign interest withholding tax	—	—	—	—	(1)	—	—
Total Investment Income	12,784	7,277	2,653	4,595	4,578	4,496	4,150

EXPENSES
Investment management fee	2,026	3,804	1,034	1,305	2,715	958	551
Distribution and service fees:
Class A	582	533	173	266	376	151	118
Class B	32	45	5	41	22	4	15
Class C	174	636	70	219	166	50	95
Class E	5	13	1	7	— *	— *	N/A
Class R	10	6	1	1	16	1	1
Class Y	6	124	3	8	20	2	3
Shareholder servicing:
Class A	479	431	290	232	508	237	146
Class B	15	17	6	10	15	3	6
Class C	31	106	16	28	46	13	17
Class E	9	22	3	14	— *	— *	N/A
Class I	215	232	46	80	152	63	49
Class R	5	3	— *	1	8	1	1
Class R6	— *	7	— *	— *	1	— *	— *
Class Y	3	76	2	5	14	1	2
Registration fees	69	66	49	54	64	50	46
Custodian fees	16	12	24	6	58	17	6
Independent Trustees and Chief Compliance Officer fees	13	19	3	6	8	3	3
Accounting services fee	111	138	48	69	78	48	37
Professional fees	38	24	24	17	36	24	32
Other	31	42	19	19	70	20	13
Total Expenses	3,870	6,356	1,817	2,388	4,373	1,646	1,141
Less:
Expenses in excess of limit	(4)	(398)	(168)	(10)	(268)	—	(257)
Total Net Expenses	3,866	5,958	1,649	2,378	4,105	1,646	884
Net Investment Income	8,918	1,319	1,004	2,217	473	2,850	3,266

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	10,798	7,738	(15,558)	8,126	549	(1,554)	(1,941)
Futures contracts	(637)	—	—	—	—	—	—
Written options	—	—	—	—	2,518	—	—
Forward foreign currency contracts	—	—	(2,174)	—	(274)	1,896	211
Foreign currency exchange transactions	—	—	(4)	3	(1,703)	(1)	25
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	14,286	53,013	25,662	7,130	78,042	3,842	7,339
Futures contracts	(5)	—	—	—	—	—	—
Written options	—	—	—	—	(1,448)	—	—
Forward foreign currency contracts	—	—	1,616	—	(546)	147	6
Foreign currency exchange transactions	—	—	(24)	—	892	(3)	9
Net Realized and Unrealized Gain	24,442	60,751	9,518	15,259	78,030	4,327	5,649
Net Increase in Net Assets Resulting from Operations	$33,360	$62,070	$10,522	$17,476	$78,503	$7,177	$8,915

*	Not shown due to rounding.
(1)	Consolidated Statement of Operations (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

126	SEMIANNUAL REPORT	2016

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

(In thousands)	Ivy Global Equity Income Fund	Ivy Global Growth Fund	Ivy Global Income Allocation Fund	Ivy High Income Fund	Ivy International Core Equity Fund	Ivy Large Cap Growth Fund	Ivy Limited- Term Bond Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$9,903	$3,470	$12,999	$1,582	$86,572	$9,783	$—
Foreign dividend withholding tax	(622)	(216)	(638)	—	(7,131)	(33)	—
Interest and amortization from unaffiliated securities	11	73	11,042	208,921	302	60	22,877
Foreign interest withholding tax	—	— *	—	—	(4)	—	—
Total Investment Income	9,292	3,327	23,403	210,503	79,739	9,810	22,877

EXPENSES
Investment management fee	1,131	2,089	2,607	12,694	18,088	5,931	3,986
Distribution and service fees:
Class A	205	285	520	2,061	1,401	1,045	1,390
Class B	10	12	21	421	47	55	67
Class C	67	123	262	5,163	1,234	543	599
Class E	N/A	— *	4	11	7	15	6
Class R	1	6	1	166	101	56	2
Class Y	6	19	2	513	685	154	23
Shareholder servicing:
Class A	262	385	542	1,433	1,325	880	849
Class B	2	9	8	67	19	20	15
Class C	9	33	33	605	197	80	82
Class E	N/A	— *	8	21	17	23	6
Class I	119	168	224	1,263	1,820	527	419
Class R	1	3	— *	84	52	28	1
Class R6	— *	— *	— *	2	18	— *	3
Class Y	3	12	2	320	459	94	15
Registration fees	52	55	65	112	105	78	146
Custodian fees	19	30	22	17	208	14	15
Independent Trustees and Chief Compliance Officer fees	5	8	11	80	79	28	29
Accounting services fee	53	73	97	138	138	138	138
Professional fees	20	28	31	109	71	32	36
Other	22	30	59	224	144	65	50
Total Expenses	1,987	3,368	4,519	25,504	26,215	9,806	7,877
Less:
Expenses in excess of limit	(127)	—	(4)	(5)	(9)	(213)	(1)
Total Net Expenses	1,860	3,368	4,515	25,499	26,206	9,593	7,876
Net Investment Income (Loss)	7,432	(41)	18,888	185,004	53,533	217	15,001

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(3,975)	(9,326)	7,563	(62,369)	(43,666)	81,331	7,503
Written options	—	—	483	—	(174)	—	—
Swap agreements	—	—	—	1,269	—	—	—
Forward foreign currency contracts	2,501	(330)	2,626	145	32,258	—	—
Foreign currency exchange transactions	(63)	(70)	14	16	765	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	7,126	24,676	11,203	378,015	218,904	22,516	8,203
Investments in affiliated securities	—	—	—	(1,610)	—	—	—
Written options	—	—	(337)	—	126	—	—
Swap agreements	—	—	—	(107)	—	—	—
Forward foreign currency contracts	448	53	374	282	2,364	—	—
Foreign currency exchange transactions	(22)	8	(16)	(43)	(153)	—	—
Net Realized and Unrealized Gain	6,015	15,011	21,910	315,598	210,424	103,847	15,706
Net Increase in Net Assets Resulting from Operations	$13,447	$14,970	$40,798	$500,602	$263,957	$104,064	$30,707

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	127

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

(In thousands)	Ivy Managed International Opportunities Fund		Ivy Micro Cap Growth Fund		Ivy Mid Cap Growth Fund	Ivy Mid Cap Income Opportunities Fund		Ivy Money Market Fund	Ivy Municipal Bond Fund		Ivy Municipal High Income Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$—		$356		$15,623	$2,588		$—	$73		$—
Dividends from affiliated securities	738		—		—	—		—	—		—
Interest and amortization from unaffiliated securities	1		23		43	17		581	3,661		34,407
Interest and amortization from affiliated securities	—		—		—	—		—	—		166
Total Investment Income	739		379		15,666	2,605		581	3,734		34,573

EXPENSES
Investment management fee	49		771		12,015	717		340	624		3,306
Distribution and service fees:
Class A	161		135		826	117		—	174		444
Class B	7		8		93	N/A		26	13		68
Class C	23		35		1,266	37		192	157		1,192
Class E	—	*	N/A		10	3		—	N/A		N/A
Class R	1		1		166	6		N/A	N/A		N/A
Class Y	1		1		521	7		N/A	1		24
Shareholder servicing:
Class A	57		203		841	94		113	73		146
Class B	2		4		21	N/A		7	1		6
Class C	3		13		225	6		23	15		68
Class E	—	*	N/A		20	—	*	7	N/A		N/A
Class I	3		42		1,280	46		N/A	49		574
Class R	—	*	1		87	3		N/A	N/A		N/A
Class R6	N/A		—	*	4	—	*	N/A	N/A		N/A
Class Y	—	*	1		327	5		N/A	1		15
Registration fees	43		45		84	46		48	47		64
Custodian fees	4		5		30	5		10	6		12
Independent Trustees and Chief Compliance Officer fees	3		3		45	3		4	4		24
Accounting services fee	24		36		131	38		38	47		132
Professional fees	12		14		44	17		22	18		43
Other	8		15		159	9		14	10		30
Total Expenses	401		1,333		18,195	1,159		844	1,240		6,148
Less:
Expenses in excess of limit	(1)		—		(199)	(76)		(283)	—	*	(7)
Total Net Expenses	400		1,333		17,996	1,083		561	1,240		6,141
Net Investment Income (Loss)	339		(954)		(2,330)	1,522		20	2,494		28,432

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	—		11,197		108,544	(2,145)		9	19		2,695
Investments in affiliated securities	5,625		—		—	—		—	—		—
Futures contracts	—		—		—	—		—	(48)		(400)
Written options	—		—		(199)	—		—	—		—
Foreign currency exchange transactions	—		—		9	—		—	—		—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—		32,517		98,107	12,079		—	1,609		18,440
Investments in affiliated securities	4,521		—		—	—		—	—		(12)
Futures contracts	—		—		—	—		—	77		637
Written options	—		—		(2,107)	—		—	—		—
Net Realized and Unrealized Gain	10,146		43,714		204,354	9,934		9	1,657		21,360
Net Increase in Net Assets Resulting from Operations	$10,485		$42,760		$202,024	$11,456		$29	$4,151		$49,792

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

128	SEMIANNUAL REPORT	2016

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

(In thousands)	Ivy Small Cap Growth Fund	Ivy Small Cap Value Fund		Ivy Tax- Managed Equity Fund	Ivy Value Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$2,883	$2,104		$442	$3,745
Foreign dividend withholding tax	(10)	—	*	(9)	(15)
Interest and amortization from unaffiliated securities	116	27		17	45
Total Investment Income	2,989	2,131		450	3,775

EXPENSES
Investment management fee	4,098	1,208		390	986
Distribution and service fees:
Class A	347	219		90	218
Class B	39	13		7	15
Class C	837	81		28	90
Class E	8	—	*	N/A	—	*
Class R	108	8		N/A	1
Class Y	265	11		1	2
Shareholder servicing:
Class A	357	280		51	239
Class B	12	6		1	8
Class C	136	21		4	15
Class E	18	—	*	N/A	—	*
Class I	176	62		33	69
Class R	56	4		N/A	—	*
Class R6	2	—	*	N/A	—	*
Class Y	167	7		— *	2
Registration fees	63	52		36	51
Custodian fees	12	12		4	7
Independent Trustees and Chief Compliance Officer fees	16	4		2	5
Accounting services fee	120	52		33	49
Professional fees	28	21		13	22
Other	48	18		6	58
Total Expenses	6,913	2,079		699	1,837
Less:
Expenses in excess of limit	(9)	—		— *	—
Total Net Expenses	6,904	2,079		699	1,837
Net Investment Income (Loss)	(3,915)	52		(249)	1,938

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	42,944	19,590		(1,741)	948
Written options	—	—		—	627
Swap agreements	2,998	—		—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	51,412	23,516		7,085	13,998
Written options	—	—		—	557
Swap agreements	3,125	—		—	—
Net Realized and Unrealized Gain	100,479	43,106		5,344	16,130
Net Increase in Net Assets Resulting from Operations	$96,564	$43,158		$5,095	$18,068

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	129

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Bond Fund		Ivy Core Equity Fund		Ivy Cundill Global Value Fund
(In thousands)	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,918	$17,162	$1,319	$1,834	$1,004	$2,178
Net realized gain (loss) on investments	10,161	(7,139)	7,738	51,498	(17,736)	(2,886)
Net change in unrealized appreciation (depreciation)	14,281	(8,352)	53,013	(105,917)	27,254	(33,823)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,360	1,671	62,070	(52,585)	10,522	(34,531)

Distributions to Shareholders From:
Net investment income:
Class A	(5,626)	(17,219)	—	(163)	—	(1,796)
Class B	(46)	(87)	—	—	—	—
Class C	(294)	(460)	—	—	—	(46)
Class E	(53)	(89)	—	—	—	(7)
Class I	(3,568)	(243)	—	(255)	—	(88)
Class R	(41)	(19)	—	—	—	(2)
Class R6	(27)	(44)	—	(68)	—	(19)
Class Y	(57)	(68)	—	(141)	—	(34)
Net realized gains:
Class A	—	—	—	(39,800)	—	—
Class B	—	—	—	(718)	—	—
Class C	—	—	—	(10,219)	—	—
Class E	—	—	—	(698)	—	—
Class I	—	—	—	(13,556)	—	—
Class R	—	—	—	(179)	—	—
Class R6	—	—	—	(2,897)	—	—
Class Y	—	—	—	(7,899)	—	—
Total Distributions to Shareholders	(9,712)	(18,229)	—	(76,593)	—	(1,992)
Capital Share Transactions	(886)	42,640	(154,121)	121,596	(26,790)	(66,063)
Net Increase (Decrease) in Net Assets	22,762	26,082	(92,051)	(7,582)	(16,268)	(102,586)
Net Assets, Beginning of Period	769,740	743,658	1,129,882	1,137,464	215,924	318,510
Net Assets, End of Period	$792,502	$769,740	$1,037,831	$1,129,882	$199,656	$215,924
Undistributed (distributions in excess of) net investment income	$(794)	$—	$1,224	$(95)	$1,214	$214

See Accompanying Notes to Financial Statements.

130	SEMIANNUAL REPORT	2016

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Dividend Opportunities Fund		Ivy Emerging Markets Equity Fund(1)		Ivy European Opportunities Fund
(In thousands)	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,217	$3,323	$473	$234	$2,850	$1,072
Net realized gain (loss) on investments	8,129	13,648	1,090	(52,654)	341	(13,816)
Net change in unrealized appreciation (depreciation)	7,130	(36,288)	76,940	(52,284)	3,986	(12,125)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,476	(19,317)	78,503	(104,704)	7,177	(24,869)

Distributions to Shareholders From:
Net investment income:
Class A	(1,562)	(2,130)	—	(3,403)	—	(610)
Class B	(12)	(4)	—	(28)	—	—
Class C	(91)	(53)	—	(209)	—	—
Class E	(37)	(36)	—	(2)	—	— *
Class I	(732)	(214)	—	(1,158)	—	(316)
Class R	(2)	(2)	—	(26)	—	(1)
Class R6	(20)	(5)	—	(65)	—	(15)
Class Y	(49)	(64)	—	(92)	—	(6)
Net realized gains:
Class A	—	(23,525)	—	—	—	—
Class B	—	(789)	—	—	—	—
Class C	—	(3,849)	—	—	—	—
Class E	—	(423)	—	—	—	—
Class I	—	(1,839)	—	—	—	—
Class R	—	(28)	—	—	—	—
Class R6	—	(41)	—	—	—	—
Class Y	—	(630)	—	—	—	—
Total Distributions to Shareholders	(2,505)	(33,632)	—	(4,983)	—	(948)
Capital Share Transactions	(4,691)	(11,066)	(19,298)	31,640	(27,368)	57,146
Net Increase (Decrease) in Net Assets	10,280	(64,015)	59,205	(78,047)	(20,191)	31,329
Net Assets, Beginning of Period	362,084	426,099	533,902	611,949	223,909	192,580
Net Assets, End of Period	$372,364	$362,084	$593,107	$533,902	$203,718	$223,909
Undistributed (distributions in excess of) net investment income	$718	$1,003	$(1,657)	$(427)	$2,861	$12

(1)	Consolidated Statements of Changes in Net Assets (See Note 6 in Notes to Financial Statements)

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	131

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Global Bond Fund		Ivy Global Equity Income Fund		Ivy Global Growth Fund
(In thousands)	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$3,266	$7,981	$7,432	$9,311	$(41)	$(1,034)
Net realized loss on investments	(1,705)	(8,859)	(1,537)	(17,773)	(9,726)	(734)
Net change in unrealized appreciation (depreciation)	7,354	(3,817)	7,552	(7,615)	24,737	(30,570)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,915	(4,695)	13,447	(16,077)	14,970	(32,338)

Distributions to Shareholders From:
Net investment income:
Class A	(920)	(4,424)	(4,236)	(7,745)	—	(376)
Class B	(17)	(77)	(37)	(46)	—	—
Class C	(109)	(547)	(253)	(345)	—	—
Class E	N/A	N/A	N/A	N/A	—	— *
Class I	(578)	(1,248)	(2,884)	(721)	—	(174)
Class R	(4)	(12)	(8)	(8)	—	—
Class R6	(22)	(11)	(28)	(43)	—	(6)
Class Y	(24)	(104)	(99)	(146)	—	(17)
Net realized gains:
Class A	—	—	—	(7,224)	—	(8,348)
Class B	—	—	—	(54)	—	(68)
Class C	—	—	—	(411)	—	(601)
Class E	N/A	N/A	N/A	N/A	—	(3)
Class I	—	—	—	(585)	—	(1,780)
Class R	—	—	—	(8)	—	(41)
Class R6	—	—	—	(28)	—	(54)
Class Y	—	—	—	(128)	—	(272)
Total Distributions to Shareholders	(1,674)	(6,423)	(7,545)	(17,492)	—	(11,740)
Capital Share Transactions	(19,715)	(77,614)	57,247	26,795	(35,126)	16,321
Net Increase (Decrease) in Net Assets	(12,474)	(88,732)	63,149	(6,774)	(20,156)	(27,757)
Net Assets, Beginning of Period	181,905	270,637	288,933	295,707	503,310	531,067
Net Assets, End of Period	$169,431	$181,905	$352,082	$288,933	$483,154	$503,310
Undistributed (distributions in excess of) net investment income	$427	$662	$751	$927	$(743)	$(632)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

132	SEMIANNUAL REPORT	2016

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Global Income Allocation Fund		Ivy High Income Fund		Ivy International Core Equity Fund
(In thousands)	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$18,888	$31,121	$185,004	$494,504	$53,533	$52,051
Net realized gain (loss) on investments	10,686	(51,907)	(60,939)	(500,136)	(10,817)	(128,459)
Net change in unrealized appreciation (depreciation)	11,224	(27,493)	376,537	(544,938)	221,241	(381,168)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,798	(48,279)	500,602	(550,570)	263,957	(457,576)

Distributions to Shareholders From:
Net investment income:
Class A	(10,406)	(26,075)	(64,689)	(188,245)	—	(12,752)
Class B	(80)	(151)	(2,983)	(7,499)	—	(16)
Class C	(1,054)	(1,918)	(36,846)	(92,678)	—	(757)
Class E	(61)	(108)	(331)	(667)	—	(34)
Class I	(5,615)	(2,715)	(60,798)	(149,446)	—	(21,428)
Class R	(6)	(10)	(2,482)	(4,527)	—	(176)
Class R6	(44)	(80)	(1,959)	(2,547)	—	(2,546)
Class Y	(40)	(87)	(16,187)	(42,233)	—	(4,810)
Net realized gains:
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class E	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Class R6	—	—	—	—	—	—
Class Y	—	—	—	—	—	—
Total Distributions to Shareholders	(17,306)	(31,144)	(186,275)	(487,842)	—	(42,519)
Capital Share Transactions	(31,737)	62,853	(346,427)	(2,205,352)	(311,096)	1,599,773
Net Increase (Decrease) in Net Assets	(8,245)	(16,570)	(32,100)	(3,243,764)	(47,139)	1,099,678
Net Assets, Beginning of Period	747,824	764,394	4,771,220	8,014,984	4,581,758	3,482,080
Net Assets, End of Period	$739,579	$747,824	$4,739,120	$4,771,220	$4,534,619	$4,581,758
Undistributed (distributions in excess of) net investment income	$2,569	$2,690	$(1,275)	$(7)	$68,893	$14,595

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	133

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Large Cap Growth Fund		Ivy Limited-Term Bond Fund		Ivy Managed International Opportunities Fund
(In thousands)	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$217	$(2,533)	$15,001	$22,469	$339	$1,495
Net realized gain (loss) on investments	81,331	78,209	7,503	(982)	5,625	18,643
Net change in unrealized appreciation (depreciation)	22,516	(113,833)	8,203	(5,603)	4,521	(41,815)
Net Increase (Decrease) in Net Assets Resulting from Operations	104,064	(38,157)	30,707	15,884	10,485	(21,677)

Distributions to Shareholders From:
Net investment income:
Class A	—	—	(9,293)	(21,276)	—	(1,447)
Class B	—	—	(56)	(73)	—	(1)
Class C	—	—	(552)	(817)	—	(7)
Class E	—	—	(37)	(49)	—	(3)
Class I	—	—	(4,881)	(812)	—	(16)
Class R	—	—	(6)	(8)	—	(3)
Class R6	—	—	(537)	(49)	N/A	N/A
Class Y	—	—	(154)	(253)	—	(7)
Net realized gains:
Class A	—	(73,821)	—	—	—	—
Class B	—	(843)	—	—	—	—
Class C	—	(7,208)	—	—	—	—
Class E	—	(682)	—	—	—	—
Class I	—	(17,371)	—	—	—	—
Class R	—	(1,438)	—	—	—	—
Class R6	—	(404)	—	—	N/A	N/A
Class Y	—	(7,606)	—	—	—	—
Total Distributions to Shareholders	—	(109,373)	(15,516)	(23,337)	—	(1,484)
Capital Share Transactions	(120,552)	209,856	30,938	110,560	(14,296)	(18,143)
Net Increase (Decrease) in Net Assets	(16,488)	62,326	46,129	103,107	(3,811)	(41,304)
Net Assets, Beginning of Period	1,752,704	1,690,378	1,810,499	1,707,392	197,729	239,033
Net Assets, End of Period	$1,736,216	$1,752,704	$1,856,628	$1,810,499	$193,918	$197,729
Undistributed (distributions in excess of) net investment income	$105	$(112)	$(515)	$—	$187	$(152)

See Accompanying Notes to Financial Statements.

134	SEMIANNUAL REPORT	2016

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Micro Cap Growth Fund		Ivy Mid Cap Growth Fund		Ivy Mid Cap Income Opportunities Fund
(In thousands)	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(954)	$(2,800)	$(2,330)	$(8,227)	$1,522	$1,159
Net realized gain (loss) on investments	11,197	1,232	108,354	202,194	(2,145)	(4,648)
Net change in unrealized appreciation (depreciation)	32,517	(48,177)	96,000	(737,452)	12,079	5,563
Net Increase (Decrease) in Net Assets Resulting from Operations	42,760	(49,745)	202,024	(543,485)	11,456	2,074

Distributions to Shareholders From:
Net investment income:
Class A	—	—	—	—	(356)	(873)
Class B	—	—	—	—	N/A	N/A
Class C	—	—	—	—	(8)	(29)
Class E	N/A	N/A	—	—	(9)	(32)
Class I	—	—	—	—	(387)	(124)
Class R	—	—	—	—	(5)	(23)
Class R6	—	—	—	—	(17)	(44)
Class Y	—	—	—	—	(23)	(60)
Net realized gains:
Class A	—	(6,478)	—	(85,052)	—	(106)
Class B	—	(74)	—	(2,156)	N/A	N/A
Class C	—	(366)	—	(30,590)	—	(5)
Class E	N/A	N/A	—	(706)	—	(3)
Class I	—	(531)	—	(201,843)	—	(10)
Class R	—	(28)	—	(7,350)	—	(3)
Class R6	—	(99)	—	(5,460)	—	(4)
Class Y	—	(52)	—	(53,369)	—	(6)
Total Distributions to Shareholders	—	(7,628)	—	(386,526)	(805)	(1,322)
Capital Share Transactions	(22,637)	(27,623)	(638,215)	(1,111,799)	80,795	53,645
Net Increase (Decrease) in Net Assets	20,123	(84,996)	(436,191)	(2,041,810)	91,446	54,397
Net Assets, Beginning of Period	151,571	236,567	3,119,286	5,161,096	120,082	65,685
Net Assets, End of Period	$171,694	$151,571	$2,683,095	$3,119,286	$211,528	$120,082
Undistributed (distributions in excess of) net investment income	$(1,466)	$(512)	$(13,499)	$(11,178)	$662	$(55)

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	135

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Money Market Fund		Ivy Municipal Bond Fund		Ivy Municipal High Income Fund
(In thousands)	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$20	$38	$2,494	$4,294	$28,432	$55,049
Net realized gain (loss) on investments	9	26	(29)	(681)	2,295	(1,675)
Net change in unrealized appreciation (depreciation)	—	—	1,686	1,813	19,065	(5,755)
Net Increase in Net Assets Resulting from Operations	29	64	4,151	5,426	49,792	47,619

Distributions to Shareholders From:
Net investment income:
Class A	(15)	(28)	(1,484)	(3,635)	(7,336)	(15,406)
Class B	— *	(1)	(17)	(34)	(230)	(473)
Class C	(4)	(8)	(218)	(405)	(4,056)	(7,920)
Class E	(1)	(1)	N/A	N/A	N/A	N/A
Class I	N/A	N/A	(741)	(168)	(16,164)	(29,645)
Class Y	N/A	N/A	(9)	(17)	(391)	(791)
Net realized gains:
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class E	—	—	N/A	N/A	N/A	N/A
Class I	N/A	N/A	—	—	—	—
Class Y	N/A	N/A	—	—	—	—
Total Distributions to Shareholders	(20)	(38)	(2,469)	(4,259)	(28,177)	(54,235)
Capital Share Transactions	(29,966)	62,924	11,104	45,434	(22,614)	14,013
Net Increase (Decrease) in Net Assets	(29,957)	62,950	12,786	46,601	(999)	7,397
Net Assets, Beginning of Period	223,582	160,632	226,775	180,174	1,361,593	1,354,196
Net Assets, End of Period	$193,625	$223,582	$239,561	$226,775	$1,360,594	$1,361,593
Undistributed net investment income	$—	$—	$171	$146	$3,605	$3,350

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

136	SEMIANNUAL REPORT	2016

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Small Cap Growth Fund		Ivy Small Cap Value Fund		Ivy Tax-Managed Equity Fund
(In thousands)	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(3,915)	$(8,627)	$52	$(1,188)	$(249)	$(374)
Net realized gain (loss) on investments	45,942	80,827	19,590	6,136	(1,741)	192
Net change in unrealized appreciation (depreciation)	54,537	(173,688)	23,516	(20,917)	7,085	(2,963)
Net Increase (Decrease) in Net Assets Resulting from Operations	96,564	(101,488)	43,158	(15,969)	5,095	(3,145)

Distributions to Shareholders From:
Net investment income:
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class E	—	—	—	—	N/A	N/A
Class I	—	(80)	—	—	—	—
Class R	—	—	—	—	N/A	N/A
Class R6	—	(6)	—	—	N/A	N/A
Class Y	—	—	—	—	—	—
Net realized gains:
Class A	—	(46,569)	—	(26,283)	—	(1,904)
Class B	—	(1,469)	—	(377)	—	(20)
Class C	—	(27,685)	—	(2,245)	—	(73)
Class E	—	(815)	—	(18)	N/A	N/A
Class I	—	(20,605)	—	(3,254)	—	(84)
Class R	—	(5,989)	—	(318)	N/A	N/A
Class R6	—	(2,365)	—	(426)	N/A	N/A
Class Y	—	(25,481)	—	(980)	—	(14)
Total Distributions to Shareholders	—	(131,064)	—	(33,901)	—	(2,095)
Capital Share Transactions	(69,715)	25,570	37,153	(6,886)	(6,439)	45,598
Net Increase (Decrease) in Net Assets	26,849	(206,982)	80,311	(56,756)	(1,344)	40,358
Net Assets, Beginning of Period	944,309	1,151,291	248,260	305,016	119,572	79,214
Net Assets, End of Period	$971,158	$944,309	$328,571	$248,260	$118,228	$119,572
Undistributed (distributions in excess of) net investment income	$(12,474)	$(8,559)	$23	$(29)	$(311)	$(62)

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	137

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Value Fund
(In thousands)	Six months ended 9-30-16 (Unaudited)	Year ended 3-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,938	$1,703
Net realized gain on investments	1,575	16,837
Net change in unrealized appreciation (depreciation)	14,555	(31,386)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,068	(12,846)

Distributions to Shareholders From:
Net investment income:
Class A	(2,278)	(311)
Class B	(14)	—
Class C	(115)	—
Class E	(2)	— *
Class I	(554)	(19)
Class R	(3)	— *
Class R6	(95)	(5)
Class Y	(21)	(2)
Net realized gains:
Class A	—	(29,495)
Class B	—	(409)
Class C	—	(2,225)
Class E	—	(18)
Class I	—	(986)
Class R	—	(39)
Class R6	—	(201)
Class Y	—	(194)
Total Distributions to Shareholders	(3,082)	(33,904)
Capital Share Transactions	(11,391)	(14,299)
Net Increase (Decrease) in Net Assets	3,595	(61,049)
Net Assets, Beginning of Period	279,439	340,488
Net Assets, End of Period	$283,034	$279,439
Undistributed net investment income	$875	$2,019

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

138	SEMIANNUAL REPORT	2016

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2016	SEMIANNUAL REPORT	139

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$10.54	$0.12	$0.33	$0.45	$(0.13)	$—	$(0.13)
Year ended 3-31-2016	10.78	0.24	(0.22)	0.02	(0.26)	—	(0.26)
Year ended 3-31-2015	10.46	0.23	0.35	0.58	(0.26)	—	(0.26)
Year ended 3-31-2014	10.71	0.24	(0.19)	0.05	(0.30)	—	(0.30)
Year ended 3-31-2013	10.44	0.26	0.39	0.65	(0.31)	(0.07)	(0.38)
Year ended 3-31-2012	10.10	0.17	0.51	0.68	(0.34)	—	(0.34)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	10.54	0.06	0.34	0.40	(0.08)	—	(0.08)
Year ended 3-31-2016	10.78	0.14	(0.22)	(0.08)	(0.16)	—	(0.16)
Year ended 3-31-2015	10.46	0.13	0.35	0.48	(0.16)	—	(0.16)
Year ended 3-31-2014	10.71	0.15	(0.20)	(0.05)	(0.20)	—	(0.20)
Year ended 3-31-2013	10.44	0.15	0.40	0.55	(0.21)	(0.07)	(0.28)
Year ended 3-31-2012	10.10	0.06	0.51	0.57	(0.23)	—	(0.23)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	10.54	0.08	0.33	0.41	(0.09)	—	(0.09)
Year ended 3-31-2016	10.78	0.16	(0.22)	(0.06)	(0.18)	—	(0.18)
Year ended 3-31-2015	10.46	0.15	0.35	0.50	(0.18)	—	(0.18)
Year ended 3-31-2014	10.71	0.17	(0.21)	(0.04)	(0.21)	—	(0.21)
Year ended 3-31-2013	10.44	0.18	0.40	0.58	(0.24)	(0.07)	(0.31)
Year ended 3-31-2012	10.10	0.09	0.51	0.60	(0.26)	—	(0.26)
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	10.54	0.12	0.33	0.45	(0.13)	—	(0.13)
Year ended 3-31-2016	10.78	0.24	(0.23)	0.01	(0.25)	—	(0.25)
Year ended 3-31-2015	10.46	0.22	0.35	0.57	(0.25)	—	(0.25)
Year ended 3-31-2014	10.71	0.24	(0.20)	0.04	(0.29)	—	(0.29)
Year ended 3-31-2013	10.44	0.25	0.40	0.65	(0.31)	(0.07)	(0.38)
Year ended 3-31-2012	10.10	0.17	0.51	0.68	(0.34)	—	(0.34)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	10.54	0.14	0.33	0.47	(0.15)	—	(0.15)
Year ended 3-31-2016	10.78	0.27	(0.22)	0.05	(0.29)	—	(0.29)
Year ended 3-31-2015	10.46	0.26	0.35	0.61	(0.29)	—	(0.29)
Year ended 3-31-2014	10.71	0.28	(0.20)	0.08	(0.33)	—	(0.33)
Year ended 3-31-2013	10.44	0.29	0.40	0.69	(0.35)	(0.07)	(0.42)
Year ended 3-31-2012	10.10	0.20	0.51	0.71	(0.37)	—	(0.37)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	10.54	0.10	0.34	0.44	(0.12)	—	(0.12)
Year ended 3-31-2016	10.78	0.19	(0.21)	(0.02)	(0.22)	—	(0.22)
Year ended 3-31-2015	10.46	0.20	0.35	0.55	(0.23)	—	(0.23)
Year ended 3-31-2014	10.71	0.21	(0.19)	0.02	(0.27)	—	(0.27)
Year ended 3-31-2013(6)	10.69	0.02	0.08	0.10	(0.08)	—	(0.08)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	10.54	0.14	0.33	0.47	(0.15)	—	(0.15)
Year ended 3-31-2016	10.78	0.29	(0.23)	0.06	(0.30)	—	(0.30)
Year ended 3-31-2015(7)	10.58	0.18	0.22	0.40	(0.20)	—	(0.20)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	10.54	0.12	0.33	0.45	(0.13)	—	(0.13)
Year ended 3-31-2016	10.78	0.25	(0.23)	0.02	(0.26)	—	(0.26)
Year ended 3-31-2015	10.46	0.23	0.35	0.58	(0.26)	—	(0.26)
Year ended 3-31-2014	10.71	0.25	(0.20)	0.05	(0.30)	—	(0.30)
Year ended 3-31-2013	10.44	0.26	0.40	0.66	(0.32)	(0.07)	(0.39)
Year ended 3-31-2012	10.10	0.18	0.51	0.69	(0.35)	—	(0.35)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

140	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$10.86	4.28%	$242		1.04	%(4)	2.22	%(4)	—%		—%		112%
Year ended 3-31-2016	10.54	0.21	704		1.02		2.32		—		—		213
Year ended 3-31-2015	10.78	5.58	695		1.02		2.17		—		—		182
Year ended 3-31-2014	10.46	0.48	561		1.04		2.35		—		—		202
Year ended 3-31-2013	10.71	6.33	554		1.06		2.42		—		—		269
Year ended 3-31-2012	10.44	6.83	437		1.11		1.68		—		—		309
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	10.86	3.76	6		2.05	(4)	1.21	(4)	—		—		112
Year ended 3-31-2016	10.54	-0.73	7		1.96		1.37		—		—		213
Year ended 3-31-2015	10.78	4.56	6		2.00		1.19		—		—		182
Year ended 3-31-2014	10.46	-0.45	7		1.98		1.45		—		—		202
Year ended 3-31-2013	10.71	5.28	11		2.05		1.41		—		—		269
Year ended 3-31-2012	10.44	5.68	10		2.19		0.61		—		—		309
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	10.86	3.91	35		1.77	(4)	1.49	(4)	—		—		112
Year ended 3-31-2016	10.54	-0.55	33		1.78		1.56		—		—		213
Year ended 3-31-2015	10.78	4.76	28		1.80		1.38		—		—		182
Year ended 3-31-2014	10.46	-0.31	21		1.82		1.61		—		—		202
Year ended 3-31-2013	10.71	5.55	39		1.79		1.67		—		—		269
Year ended 3-31-2012	10.44	6.03	40		1.84		0.92		—		—		309
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	10.86	4.28	5		1.05	(4)	2.21	(4)	1.25	(4)	2.01	(4)	112
Year ended 3-31-2016	10.54	0.15	4		1.08		2.26		1.32		2.02		213
Year ended 3-31-2015	10.78	5.45	4		1.14		2.05		1.35		1.84		182
Year ended 3-31-2014	10.46	0.38	4		1.14		2.26		1.35		2.05		202
Year ended 3-31-2013	10.71	6.25	5		1.14		2.33		1.35		2.12		269
Year ended 3-31-2012	10.44	6.79	4		1.14		1.66		1.42		1.38		309
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	10.86	4.44	494		0.75	(4)	2.50	(4)	—		—		112
Year ended 3-31-2016	10.54	0.49	14		0.74		2.58		—		—		213
Year ended 3-31-2015	10.78	5.90	7		0.74		2.44		—		—		182
Year ended 3-31-2014	10.46	0.77	4		0.76		2.65		—		—		202
Year ended 3-31-2013	10.71	6.67	6		0.76		2.68		—		—		269
Year ended 3-31-2012	10.44	7.19	4		0.77		1.96		—		—		309
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	10.86	4.14	4		1.33	(4)	1.92	(4)	—		—		112
Year ended 3-31-2016	10.54	-0.11	3		1.34		1.89		—		—		213
Year ended 3-31-2015	10.78	5.27	—	*	1.32		1.87		—		—		182
Year ended 3-31-2014	10.46	0.18	—	*	1.35		2.04		—		—		202
Year ended 3-31-2013(6)	10.71	0.96	—	*	1.30	(4)	0.82	(4)	—		—		269	(8)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	10.86	4.52	2		0.59	(4)	2.66	(4)	—		—		112
Year ended 3-31-2016	10.54	0.64	2		0.59		2.75		—		—		213
Year ended 3-31-2015(7)	10.78	3.81	1		0.58	(4)	2.54	(4)	—		—		182	(9)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	10.86	4.32	5		0.98	(4)	2.28	(4)	—		—		112
Year ended 3-31-2016	10.54	0.26	3		0.98		2.35		—		—		213
Year ended 3-31-2015	10.78	5.62	3		0.99		2.20		—		—		182
Year ended 3-31-2014	10.46	0.51	3		1.00		2.42		—		—		202
Year ended 3-31-2013	10.71	6.39	5		1.00		2.49		—		—		269
Year ended 3-31-2012	10.44	6.91	8		1.03		1.78		—		—		309

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	141

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CORE EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$12.73	$0.01	$0.73	$0.74	$—	$—	$—
Year ended 3-31-2016	14.29	0.02	(0.60)	(0.58)	— *	(0.98)	(0.98)
Year ended 3-31-2015	14.04	0.02	1.33	1.35	—	(1.10)	(1.10)
Year ended 3-31-2014	12.15	0.05	2.67	2.72	(0.04)	(0.79)	(0.83)
Year ended 3-31-2013	10.91	0.04	1.33	1.37	(0.05)	(0.08)	(0.13)
Year ended 3-31-2012	10.68	0.02	0.58	0.60	—	(0.37)	(0.37)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	10.85	(0.04)	0.62	0.58	—	—	—
Year ended 3-31-2016	12.36	(0.09)	(0.52)	(0.61)	—	(0.90)	(0.90)
Year ended 3-31-2015	12.32	(0.10)	1.16	1.06	—	(1.02)	(1.02)
Year ended 3-31-2014	10.78	(0.07)	2.36	2.29	—	(0.75)	(0.75)
Year ended 3-31-2013	9.75	(0.07)	1.18	1.11	—	(0.08)	(0.08)
Year ended 3-31-2012	9.59	(0.08)	0.52	0.44	—	(0.28)	(0.28)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	11.19	(0.03)	0.64	0.61	—	—	—
Year ended 3-31-2016	12.71	(0.07)	(0.54)	(0.61)	—	(0.91)	(0.91)
Year ended 3-31-2015	12.63	(0.08)	1.19	1.11	—	(1.03)	(1.03)
Year ended 3-31-2014	11.03	(0.05)	2.41	2.36	—	(0.76)	(0.76)
Year ended 3-31-2013	9.95	(0.04)	1.20	1.16	—	(0.08)	(0.08)
Year ended 3-31-2012	9.77	(0.06)	0.55	0.49	—	(0.31)	(0.31)
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	12.67	0.01	0.73	0.74	—	—	—
Year ended 3-31-2016	14.23	0.00 *	(0.60)	(0.60)	—	(0.96)	(0.96)
Year ended 3-31-2015	14.00	(0.01)	1.32	1.31	—	(1.08)	(1.08)
Year ended 3-31-2014	12.12	0.02	2.67	2.69	(0.02)	(0.79)	(0.81)
Year ended 3-31-2013	10.89	0.03	1.32	1.35	(0.04)	(0.08)	(0.12)
Year ended 3-31-2012	10.67	0.01	0.59	0.60	—	(0.38)	(0.38)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	14.05	0.04	0.80	0.84	—	—	—
Year ended 3-31-2016	15.67	0.07	(0.66)	(0.59)	(0.02)	(1.01)	(1.03)
Year ended 3-31-2015	15.29	0.07	1.45	1.52	(0.03)	(1.11)	(1.14)
Year ended 3-31-2014	13.15	0.09	2.91	3.00	(0.07)	(0.79)	(0.86)
Year ended 3-31-2013	11.78	0.08	1.44	1.52	(0.07)	(0.08)	(0.15)
Year ended 3-31-2012	11.50	0.05	0.64	0.69	—	(0.41)	(0.41)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	12.67	(0.01)	0.72	0.71	—	—	—
Year ended 3-31-2016	14.23	(0.02)	(0.60)	(0.62)	—	(0.94)	(0.94)
Year ended 3-31-2015	14.01	(0.03)	1.31	1.28	—	(1.06)	(1.06)
Year ended 3-31-2014	12.13	0.01	2.67	2.68	(0.01)	(0.79)	(0.80)
Year ended 3-31-2013(6)	11.15	0.00	0.98	0.98	—	—	—
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	14.07	0.04	0.81	0.85	—	—	—
Year ended 3-31-2016	15.69	0.09	(0.67)	(0.58)	(0.02)	(1.02)	(1.04)
Year ended 3-31-2015(7)	15.69	0.06	1.06	1.12	(0.01)	(1.11)	(1.12)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	13.69	0.03	0.79	0.82	—	—	—
Year ended 3-31-2016	15.29	0.07	(0.64)	(0.57)	(0.02)	(1.01)	(1.03)
Year ended 3-31-2015	14.94	0.07	1.42	1.49	(0.03)	(1.11)	(1.14)
Year ended 3-31-2014	12.87	0.09	2.84	2.93	(0.07)	(0.79)	(0.86)
Year ended 3-31-2013	11.54	0.06	1.40	1.46	(0.05)	(0.08)	(0.13)
Year ended 3-31-2012	11.27	0.03	0.63	0.66	—	(0.39)	(0.39)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

142	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$13.47	5.81%	$305		1.15	%(4)	0.18	%(4)	1.20	%(4)	0.13	%(4)	31%
Year ended 3-31-2016	12.73	-4.22	546		1.15		0.15		1.18		0.12		62
Year ended 3-31-2015	14.29	9.86	611		1.15		0.13		1.17		0.11		65
Year ended 3-31-2014	14.04	22.76	499		1.15		0.35		1.20		0.30		61
Year ended 3-31-2013	12.15	12.66	320		1.23		0.35		1.26		0.32		60
Year ended 3-31-2012	10.91	6.16	196		1.30		0.15		—		—		65
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	11.43	5.35	9		2.13	(4)	-0.80	(4)	—		—		31
Year ended 3-31-2016	10.85	-5.18	9		2.09		-0.79		—		—		62
Year ended 3-31-2015	12.36	8.80	11		2.08		-0.79		—		—		65
Year ended 3-31-2014	12.32	21.62	11		2.12		-0.62		—		—		61
Year ended 3-31-2013	10.78	11.49	10		2.24		-0.68		—		—		60
Year ended 3-31-2012	9.75	5.05	5		2.36		-0.89		—		—		65
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	11.80	5.45	123		1.92	(4)	-0.59	(4)	—		—		31
Year ended 3-31-2016	11.19	-5.00	129		1.91		-0.61		—		—		62
Year ended 3-31-2015	12.71	9.04	160		1.90		-0.62		—		—		65
Year ended 3-31-2014	12.63	21.79	144		1.94		-0.44		—		—		61
Year ended 3-31-2013	11.03	11.76	115		2.02		-0.43		—		—		60
Year ended 3-31-2012	9.95	5.46	99		2.08		-0.61		—		—		65
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	13.41	5.84	11		1.21	(4)	0.14	(4)	1.43	(4)	-0.08	(4)	31
Year ended 3-31-2016	12.67	-4.39	10		1.29		0.02		1.43		-0.12		62
Year ended 3-31-2015	14.23	9.60	10		1.35		-0.06		1.43		-0.14		65
Year ended 3-31-2014	14.00	22.57	7		1.35		0.15		1.51		-0.01		61
Year ended 3-31-2013	12.12	12.53	4		1.35		0.25		1.61		-0.01		60
Year ended 3-31-2012	10.89	6.13	3		1.35		0.10		1.72		-0.27		65
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	14.89	5.98	387		0.84	(4)	0.50	(4)	0.92	(4)	0.42	(4)	31
Year ended 3-31-2016	14.05	-3.93	172		0.84		0.46		0.90		0.40		62
Year ended 3-31-2015	15.67	10.14	234		0.84		0.45		0.90		0.39		65
Year ended 3-31-2014	15.29	23.18	153		0.84		0.63		0.91		0.56		61
Year ended 3-31-2013	13.15	13.08	60		0.91		0.69		0.93		0.67		60
Year ended 3-31-2012	11.78	6.57	28		0.94		0.47		—		—		65
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	13.38	5.60	3		1.50	(4)	-0.16	(4)	—		—		31
Year ended 3-31-2016	12.67	-4.53	2		1.50		-0.18		—		—		62
Year ended 3-31-2015	14.23	9.40	2		1.50		-0.22		—		—		65
Year ended 3-31-2014	14.01	22.41	2		1.50		0.04		—		—		61
Year ended 3-31-2013(6)	12.13	8.79	—	*	1.50	(4)	-0.13	(4)	—		—		60	(8)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	14.92	6.04	111		0.76	(4)	0.56	(4)	—		—		31
Year ended 3-31-2016	14.07	-3.84	149		0.75		0.63		—		—		62
Year ended 3-31-2015(7)	15.69	7.39	4		0.75	(4)	0.60	(4)	—		—		65	(9)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	14.51	5.99	89		0.84	(4)	0.49	(4)	1.15	(4)	0.18	(4)	31
Year ended 3-31-2016	13.69	-3.91	113		0.84		0.46		1.15		0.15		62
Year ended 3-31-2015	15.29	10.18	105		0.84		0.45		1.15		0.14		65
Year ended 3-31-2014	14.94	23.14	68		0.84		0.64		1.16		0.32		61
Year ended 3-31-2013	12.87	12.82	27		1.09		0.48		1.18		0.40		60
Year ended 3-31-2012	11.54	6.35	18		1.20		0.27		—		—		65

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	143

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CUNDILL GLOBAL VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$14.33	$0.08	$0.67	$0.75	$—	$—	$—
Year ended 3-31-2016	16.52	0.13	(2.19)	(2.06)	(0.13)	—	(0.13)
Year ended 3-31-2015	17.96	0.04	(1.48)	(1.44)	—	—	—
Year ended 3-31-2014	14.68	(0.03)	3.32	3.29	(0.01)	—	(0.01)
Year ended 3-31-2013	13.44	0.01	1.23	1.24	—	—	—
Year ended 3-31-2012	14.00	0.02	(0.57)	(0.55)	(0.01)	—	(0.01)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	13.15	(0.03)	0.62	0.59	—	—	—
Year ended 3-31-2016	15.20	(0.04)	(2.01)	(2.05)	—	—	—
Year ended 3-31-2015	16.72	(0.15)	(1.37)	(1.52)	—	—	—
Year ended 3-31-2014	13.81	(0.19)	3.10	2.91	—	—	—
Year ended 3-31-2013	12.78	(0.11)	1.14	1.03	—	—	—
Year ended 3-31-2012	13.43	(0.09)	(0.56)	(0.65)	—	—	—
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	13.50	0.02	0.65	0.67	—	—	—
Year ended 3-31-2016	15.56	0.04	(2.06)	(2.02)	(0.04)	—	(0.04)
Year ended 3-31-2015	17.03	(0.07)	(1.40)	(1.47)	—	—	—
Year ended 3-31-2014	13.99	(0.12)	3.16	3.04	—	—	—
Year ended 3-31-2013	12.88	(0.05)	1.16	1.11	—	—	—
Year ended 3-31-2012	13.48	(0.05)	(0.55)	(0.60)	—	—	—
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	14.42	0.09	0.69	0.78	—	—	—
Year ended 3-31-2016	16.60	0.15	(2.20)	(2.05)	(0.13)	—	(0.13)
Year ended 3-31-2015	18.05	0.04	(1.49)	(1.45)	—	—	—
Year ended 3-31-2014	14.78	(0.03)	3.34	3.31	(0.04)	—	(0.04)
Year ended 3-31-2013	13.49	0.04	1.25	1.29	—	—	—
Year ended 3-31-2012	14.04	0.05	(0.57)	(0.52)	(0.03)	—	(0.03)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	14.64	0.05	0.76	0.81	—	—	—
Year ended 3-31-2016	16.94	0.21	(2.25)	(2.04)	(0.26)	—	(0.26)
Year ended 3-31-2015	18.33	0.12	(1.51)	(1.39)	—	—	—
Year ended 3-31-2014	14.98	0.05	3.39	3.44	(0.09)	—	(0.09)
Year ended 3-31-2013	13.64	0.09	1.25	1.34	—	—	—
Year ended 3-31-2012	14.23	0.10	(0.59)	(0.49)	(0.10)	—	(0.10)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	14.32	0.06	0.68	0.74	—	—	—
Year ended 3-31-2016	16.47	0.11	(2.17)	(2.06)	(0.09)	—	(0.09)
Year ended 3-31-2015	17.94	0.02	(1.49)	(1.47)	—	—	—
Year ended 3-31-2014	14.68	(0.05)	3.32	3.27	(0.01)	—	(0.01)
Year ended 3-31-2013(6)	13.62	(0.01)	1.07	1.06	—	—	—
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	14.68	0.12	0.70	0.82	—	—	—
Year ended 3-31-2016	16.95	0.24	(2.25)	(2.01)	(0.26)	—	(0.26)
Year ended 3-31-2015(7)	18.57	0.08	(1.70)	(1.62)	—	—	—
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	14.53	0.09	0.69	0.78	—	—	—
Year ended 3-31-2016	16.77	0.17	(2.23)	(2.06)	(0.18)	—	(0.18)
Year ended 3-31-2015	18.20	0.07	(1.50)	(1.43)	—	—	—
Year ended 3-31-2014	14.86	(0.01)	3.39	3.38	(0.04)	—	(0.04)
Year ended 3-31-2013	13.56	0.09	1.21	1.30	—	—	—
Year ended 3-31-2012	14.15	0.11	(0.59)	(0.48)	(0.11)	—	(0.11)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

144	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$15.08	5.23%	$94		1.67	%(4)	1.13	%(4)	1.83	%(4)	0.97	%(4)	41%
Year ended 3-31-2016	14.33	-12.51	192		1.60		0.86		1.75		0.71		18
Year ended 3-31-2015	16.52	-8.02	288		1.56		0.24		1.70		0.10		28
Year ended 3-31-2014	17.96	22.41	332		1.61		-0.20		1.75		-0.34		47
Year ended 3-31-2013	14.68	9.23	196		1.86		0.05		1.91		—		26
Year ended 3-31-2012	13.44	-3.93	200		1.86		0.16		—		—		38
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	13.74	4.49	1		3.04	(4)	-0.45	(4)	3.20	(4)	-0.61	(4)	41
Year ended 3-31-2016	13.15	-13.49	1		2.77		-0.30		2.92		-0.45		18
Year ended 3-31-2015	15.20	-9.09	2		2.73		-0.91		2.87		-1.05		28
Year ended 3-31-2014	16.72	21.07	4		2.72		-1.23		2.86		-1.37		47
Year ended 3-31-2013	13.81	8.06	6		2.94		-0.92		2.99		-0.97		26
Year ended 3-31-2012	12.78	-4.84	10		2.81		-0.76		—		—		38
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	14.17	4.96	13		2.22	(4)	0.35	(4)	2.38	(4)	0.19	(4)	41
Year ended 3-31-2016	13.50	-12.98	15		2.20		0.25		2.35		0.10		18
Year ended 3-31-2015	15.56	-8.63	19		2.19		-0.39		2.33		-0.53		28
Year ended 3-31-2014	17.03	21.73	24		2.22		-0.78		2.36		-0.92		47
Year ended 3-31-2013	13.99	8.62	21		2.39		-0.44		2.44		-0.49		26
Year ended 3-31-2012	12.88	-4.45	26		2.42		-0.39		—		—		38
Class E Shares
Six-month period ended 9-30-2016(unaudited)	15.20	5.41	1		1.40	(4)	1.16	(4)	2.25	(4)	0.31	(4)	41
Year ended 3-31-2016	14.42	-12.39	1		1.50		0.96		2.13		0.33		18
Year ended 3-31-2015	16.60	-8.03	1		1.59		0.21		2.00		-0.20		28
Year ended 3-31-2014	18.05	22.43	1		1.59		-0.17		2.08		-0.65		47
Year ended 3-31-2013	14.78	9.56	1		1.59		0.28		2.35		-0.48		26
Year ended 3-31-2012	13.49	-3.66	1		1.59		0.42		2.36		-0.35		38
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	15.45	5.53	88		1.20	(4)	0.71	(4)	1.36	(4)	0.55	(4)	41
Year ended 3-31-2016	14.64	-12.11	4		1.14		1.32		1.29		1.17		18
Year ended 3-31-2015	16.94	-7.58	5		1.12		0.64		1.26		0.50		28
Year ended 3-31-2014	18.33	22.98	7		1.14		0.27		1.28		0.13		47
Year ended 3-31-2013	14.98	9.82	4		1.24		0.70		1.29		0.65		26
Year ended 3-31-2012	13.64	-3.32	5		1.27		0.75		—		—		38
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	15.06	5.17	—	*	1.75	(4)	0.80	(4)	1.91	(4)	0.64	(4)	41
Year ended 3-31-2016	14.32	-12.53	—	*	1.73		0.73		1.88		0.58		18
Year ended 3-31-2015	16.47	-8.19	—	*	1.72		0.09		1.86		-0.05		28
Year ended 3-31-2014	17.94	22.30	—	*	1.72		-0.28		1.86		-0.42		47
Year ended 3-31-2013(6)	14.68	7.78	—	*	1.66	(4)	-0.37	(4)	1.71	(4)	-0.42	(4)	26	(8)
Class R6 Shares
Six-month period ended 9-30-2016(unaudited)	15.50	5.59	1		1.00	(4)	1.55	(4)	1.16	(4)	1.39	(4)	41
Year ended 3-31-2016	14.68	-11.92	1		0.98		1.48		1.13		1.33		18
Year ended 3-31-2015(7)	16.95	-8.72	1		0.95	(4)	0.72	(4)	1.09	(4)	0.58	(4)	28	(9)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	15.31	5.37	2		1.41	(4)	1.17	(4)	1.57	(4)	1.01	(4)	41
Year ended 3-31-2016	14.53	-12.32	2		1.40		1.13		1.55		0.98		18
Year ended 3-31-2015	16.77	-7.86	3		1.38		0.41		1.52		0.27		28
Year ended 3-31-2014	18.20	22.76	4		1.35		-0.04		1.49		-0.18		47
Year ended 3-31-2013	14.86	9.59	4		1.47		0.74		1.63		0.58		26
Year ended 3-31-2012	13.56	-3.24	13		1.20		0.85		1.54		0.51		38

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	145

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY DIVIDEND OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$16.99	$0.11	$0.72	$0.83	$(0.12)	$—	$(0.12)
Year ended 3-31-2016	19.55	0.17	(1.04)	(0.87)	(0.14)	(1.55)	(1.69)
Year ended 3-31-2015	20.27	0.22	1.39	1.61	(0.22)	(2.11)	(2.33)
Year ended 3-31-2014	17.20	0.19	3.33	3.52	(0.16)	(0.29)	(0.45)
Year ended 3-31-2013	15.70	0.23	1.48	1.71	(0.21)	—	(0.21)
Year ended 3-31-2012	16.14	0.18	(0.44)	(0.26)	(0.18)	—	(0.18)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	16.68	0.04	0.71	0.75	(0.03)	—	(0.03)
Year ended 3-31-2016	19.22	0.03	(1.02)	(0.99)	(0.01)	(1.54)	(1.55)
Year ended 3-31-2015	19.97	0.06	1.37	1.43	(0.07)	(2.11)	(2.18)
Year ended 3-31-2014	16.99	0.05	3.27	3.32	(0.05)	(0.29)	(0.34)
Year ended 3-31-2013	15.54	0.09	1.48	1.57	(0.12)	—	(0.12)
Year ended 3-31-2012	15.98	0.04	(0.43)	(0.39)	(0.05)	—	(0.05)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	16.76	0.05	0.72	0.77	(0.04)	—	(0.04)
Year ended 3-31-2016	19.31	0.05	(1.03)	(0.98)	(0.02)	(1.55)	(1.57)
Year ended 3-31-2015	20.05	0.08	1.38	1.46	(0.09)	(2.11)	(2.20)
Year ended 3-31-2014	17.05	0.07	3.29	3.36	(0.07)	(0.29)	(0.36)
Year ended 3-31-2013	15.59	0.11	1.49	1.60	(0.14)	—	(0.14)
Year ended 3-31-2012	16.03	0.07	(0.43)	(0.36)	(0.08)	—	(0.08)
Class E Shares
Six-month period ended 9-30-2016(unaudited)	16.94	0.11	0.72	0.83	(0.13)	—	(0.13)
Year ended 3-31-2016	19.48	0.17	(1.03)	(0.86)	(0.13)	(1.55)	(1.68)
Year ended 3-31-2015	20.21	0.19	1.39	1.58	(0.20)	(2.11)	(2.31)
Year ended 3-31-2014	17.16	0.17	3.32	3.49	(0.15)	(0.29)	(0.44)
Year ended 3-31-2013	15.66	0.21	1.49	1.70	(0.20)	—	(0.20)
Year ended 3-31-2012	16.10	0.17	(0.44)	(0.27)	(0.17)	—	(0.17)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	17.07	0.14	0.71	0.85	(0.16)	—	(0.16)
Year ended 3-31-2016	19.61	0.23	(1.04)	(0.81)	(0.18)	(1.55)	(1.73)
Year ended 3-31-2015	20.33	0.28	1.40	1.68	(0.29)	(2.11)	(2.40)
Year ended 3-31-2014	17.25	0.26	3.33	3.59	(0.22)	(0.29)	(0.51)
Year ended 3-31-2013	15.73	0.28	1.49	1.77	(0.25)	—	(0.25)
Year ended 3-31-2012	16.17	0.24	(0.45)	(0.21)	(0.23)	—	(0.23)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	16.97	0.09	0.71	0.80	(0.09)	—	(0.09)
Year ended 3-31-2016	19.53	0.12	(1.03)	(0.91)	(0.10)	(1.55)	(1.65)
Year ended 3-31-2015	20.25	0.16	1.40	1.56	(0.17)	(2.11)	(2.28)
Year ended 3-31-2014	17.19	0.14	3.33	3.47	(0.12)	(0.29)	(0.41)
Year ended 3-31-2013(6)	15.79	0.01	1.39	1.40	—	—	—
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	17.10	0.14	0.73	0.87	(0.18)	—	(0.18)
Year ended 3-31-2016	19.64	0.25	(1.03)	(0.78)	(0.21)	(1.55)	(1.76)
Year ended 3-31-2015(7)	20.64	0.20	1.15	1.35	(0.24)	(2.11)	(2.35)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	17.03	0.11	0.72	0.83	(0.13)	—	(0.13)
Year ended 3-31-2016	19.58	0.19	(1.04)	(0.85)	(0.15)	(1.55)	(1.70)
Year ended 3-31-2015	20.30	0.23	1.40	1.63	(0.24)	(2.11)	(2.35)
Year ended 3-31-2014	17.23	0.21	3.33	3.54	(0.18)	(0.29)	(0.47)
Year ended 3-31-2013	15.72	0.24	1.50	1.74	(0.23)	—	(0.23)
Year ended 3-31-2012	16.16	0.19	(0.44)	(0.25)	(0.19)	—	(0.19)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

146	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$17.70	4.91%	$147		1.26	%(4)	1.20	%(4)	—%		—%		22%
Year ended 3-31-2016	16.99	-4.65	275		1.25		0.94		—		—		45
Year ended 3-31-2015	19.55	8.19	322		1.24		1.07		—		—		48
Year ended 3-31-2014	20.27	20.70	291		1.27		1.03		—		—		43
Year ended 3-31-2013	17.20	11.06	246		1.28		1.43		—		—		45
Year ended 3-31-2012	15.70	-1.54	261		1.29		1.21		—		—		37
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	17.40	4.48	8		2.04	(4)	0.42	(4)	—		—		22
Year ended 3-31-2016	16.68	-5.32	8		2.03		0.17		—		—		45
Year ended 3-31-2015	19.22	7.33	12		2.01		0.30		—		—		48
Year ended 3-31-2014	19.97	19.70	13		2.05		0.25		—		—		43
Year ended 3-31-2013	16.99	10.10	11		2.13		0.60		—		—		45
Year ended 3-31-2012	15.54	-2.35	15		2.18		0.30		—		—		37
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	17.49	4.58	42		1.92	(4)	0.54	(4)	—		—		22
Year ended 3-31-2016	16.76	-5.26	44		1.93		0.27		—		—		45
Year ended 3-31-2015	19.31	7.46	54		1.91		0.40		—		—		48
Year ended 3-31-2014	20.05	19.85	47		1.93		0.37		—		—		43
Year ended 3-31-2013	17.05	10.32	39		1.97		0.73		—		—		45
Year ended 3-31-2012	15.59	-2.23	43		2.00		0.48		—		—		37
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	17.64	4.89	5		1.19	(4)	1.27	(4)	1.58	(4)	0.88	(4)	22
Year ended 3-31-2016	16.94	-4.59	5		1.28		0.91		1.56		0.63		45
Year ended 3-31-2015	19.48	8.01	5		1.37		0.94		1.58		0.73		48
Year ended 3-31-2014	20.21	20.52	4		1.37		0.93		1.66		0.64		43
Year ended 3-31-2013	17.16	11.00	4		1.36		1.31		1.80		0.87		45
Year ended 3-31-2012	15.66	-1.61	3		1.37		1.14		1.92		0.59		37
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	17.76	5.00	162		0.97	(4)	1.52	(4)	—		—		22
Year ended 3-31-2016	17.07	-4.27	22		0.94		1.25		—		—		45
Year ended 3-31-2015	19.61	8.50	23		0.93		1.38		—		—		48
Year ended 3-31-2014	20.33	21.06	19		0.94		1.36		—		—		43
Year ended 3-31-2013	17.25	11.45	15		0.93		1.74		—		—		45
Year ended 3-31-2012	15.73	-1.18	14		0.94		1.60		—		—		37
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	17.68	4.70	—	*	1.53	(4)	0.97	(4)	—		—		22
Year ended 3-31-2016	16.97	-4.87	—	*	1.53		0.66		—		—		45
Year ended 3-31-2015	19.53	7.90	—	*	1.52		0.80		—		—		48
Year ended 3-31-2014	20.25	20.29	—	*	1.54		0.76		—		—		43
Year ended 3-31-2013(6)	17.19	8.93	—	*	1.51	(4)	0.23	(4)	—		—		45	(8)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	17.79	5.12	2		0.81	(4)	1.61	(4)	—		—		22
Year ended 3-31-2016	17.10	-4.16	1		0.79		1.39		—		—		45
Year ended 3-31-2015(7)	19.64	6.76	—	*	0.79	(4)	1.46	(4)	—		—		48	(9)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	17.73	4.89	6		1.19	(4)	1.27	(4)	—		—		22
Year ended 3-31-2016	17.03	-4.53	7		1.19		1.01		—		—		45
Year ended 3-31-2015	19.58	8.25	10		1.18		1.13		—		—		48
Year ended 3-31-2014	20.30	20.74	11		1.19		1.11		—		—		43
Year ended 3-31-2013	17.23	11.19	12		1.18		1.51		—		—		45
Year ended 3-31-2012	15.72	-1.43	15		1.19		1.27		—		—		37

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	147

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY EMERGING MARKETS EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$13.59	$0.01	$2.05	$2.06	$—	$—	$—
Year ended 3-31-2016	16.04	0.00 *	(2.33)	(2.33)	(0.12)	—	(0.12)
Year ended 3-31-2015	15.04	0.04	1.08	1.12	(0.12)	—	(0.12)
Year ended 3-31-2014	13.88	0.02	1.22	1.24	(0.08)	—	(0.08)
Year ended 3-31-2013	13.98	0.03	(0.03)	0.00	(0.10)	—	(0.10)
Year ended 3-31-2012	16.94	0.01	(2.39)	(2.38)	(0.06)	(0.52)	(0.58)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	11.34	(0.05)	1.71	1.66	—	—	—
Year ended 3-31-2016	13.48	(0.12)	(1.95)	(2.07)	(0.07)	—	(0.07)
Year ended 3-31-2015	12.66	(0.10)	0.92	0.82	—	—	—
Year ended 3-31-2014	11.78	(0.12)	1.00	0.88	—	—	—
Year ended 3-31-2013	11.92	(0.10)	(0.04)	(0.14)	— *	—	— *
Year ended 3-31-2012	14.64	(0.13)	(2.07)	(2.20)	—	(0.52)	(0.52)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	11.84	(0.04)	1.78	1.74	—	—	—
Year ended 3-31-2016	14.05	(0.11)	(2.03)	(2.14)	(0.07)	—	(0.07)
Year ended 3-31-2015	13.20	(0.09)	0.95	0.86	(0.01)	—	(0.01)
Year ended 3-31-2014	12.23	(0.07)	1.06	0.99	(0.02)	—	(0.02)
Year ended 3-31-2013	12.36	(0.06)	(0.03)	(0.09)	(0.04)	—	(0.04)
Year ended 3-31-2012	15.10	(0.08)	(2.14)	(2.22)	—	(0.52)	(0.52)
Class E Shares(6)
Six-month period ended 9-30-2016 (unaudited)	13.76	0.02	2.08	2.10	—	—	—
Year ended 3-31-2016	16.23	0.03	(2.37)	(2.34)	(0.13)	—	(0.13)
Year ended 3-31-2015	15.23	0.05	1.10	1.15	(0.15)	—	(0.15)
Year ended 3-31-2014	14.04	0.06	1.25	1.31	(0.12)	—	(0.12)
Year ended 3-31-2013	14.12	0.09	(0.03)	0.06	(0.14)	—	(0.14)
Year ended 3-31-2012	17.15	0.06	(2.41)	(2.35)	(0.16)	(0.52)	(0.68)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	13.96	0.03	2.11	2.14	—	—	—
Year ended 3-31-2016	16.45	0.05	(2.40)	(2.35)	(0.14)	—	(0.14)
Year ended 3-31-2015	15.43	0.08	1.11	1.19	(0.17)	—	(0.17)
Year ended 3-31-2014	14.23	0.09	1.26	1.35	(0.15)	—	(0.15)
Year ended 3-31-2013	14.30	0.10	(0.02)	0.08	(0.15)	—	(0.15)
Year ended 3-31-2012	17.39	0.08	(2.46)	(2.38)	(0.19)	(0.52)	(0.71)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	13.53	(0.01)	2.04	2.03	—	—	—
Year ended 3-31-2016	16.01	(0.05)	(2.32)	(2.37)	(0.11)	—	(0.11)
Year ended 3-31-2015	15.02	(0.02)	1.09	1.07	(0.08)	—	(0.08)
Year ended 3-31-2014	13.87	(0.01)	1.23	1.22	(0.07)	—	(0.07)
Year ended 3-31-2013(7)	14.07	(0.04)	(0.16)	(0.20)	—	—	—
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	14.01	0.04	2.12	2.16	—	—	—
Year ended 3-31-2016	16.50	0.06	(2.41)	(2.35)	(0.14)	—	(0.14)
Year ended 3-31-2015(8)	16.41	(0.03)	0.26	0.23	(0.14)	—	(0.14)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	13.84	0.01	2.09	2.10	—	—	—
Year ended 3-31-2016	16.33	0.05	(2.42)	(2.37)	(0.12)	—	(0.12)
Year ended 3-31-2015	15.33	0.03	1.10	1.13	(0.13)	—	(0.13)
Year ended 3-31-2014	14.13	0.05	1.26	1.31	(0.11)	—	(0.11)
Year ended 3-31-2013	14.22	0.09	(0.05)	0.04	(0.13)	—	(0.13)
Year ended 3-31-2012	17.25	0.05	(2.44)	(2.39)	(0.12)	(0.52)	(0.64)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	Class share is closed to investment.

(7)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(8)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

148	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$15.65	15.16%	$260		1.52	%(4)	0.12	%(4)	1.69	%(4)	-0.05	%(4)	36%
Year ended 3-31-2016	13.59	-14.49	360		1.50		0.02		1.67		-0.15		98
Year ended 3-31-2015	16.04	7.48	436		1.50		0.23		1.67		0.06		103
Year ended 3-31-2014	15.04	8.95	536		1.73		0.17		—		—		138
Year ended 3-31-2013	13.88	-0.02	491		1.74		0.25		—		—		142
Year ended 3-31-2012	13.98	-13.71	504		1.75		0.04		—		—		97
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	13.00	14.64	5		2.50	(4)	-0.83	(4)	2.83	(4)	-1.16	(4)	36
Year ended 3-31-2016	11.34	-15.38	4		2.50		-0.99		2.72		-1.21		98
Year ended 3-31-2015	13.48	6.48	7		2.50		-0.75		2.71		-0.96		103
Year ended 3-31-2014	12.66	7.47	9		3.00		-1.04		—		—		138
Year ended 3-31-2013	11.78	-1.13	8		2.94		-0.88		—		—		142
Year ended 3-31-2012	11.92	-14.69	10		2.88		-1.03		—		—		97
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	13.58	14.70	35		2.38	(4)	-0.71	(4)	—		—		36
Year ended 3-31-2016	11.84	-15.20	32		2.35		-0.83		—		—		98
Year ended 3-31-2015	14.05	6.56	35		2.40		-0.66		—		—		103
Year ended 3-31-2014	13.20	8.06	44		2.47		-0.59		—		—		138
Year ended 3-31-2013	12.23	-0.77	16		2.53		-0.48		—		—		142
Year ended 3-31-2012	12.36	-14.37	20		2.51		-0.63		—		—		97
Class E Shares(6)
Six-month period ended 9-30-2016 (unaudited)	15.86	15.26	—	*	1.36	(4)	0.30	(4)	—		—		36
Year ended 3-31-2016	13.76	-14.40	—	*	1.35		0.17		—		—		98
Year ended 3-31-2015	16.23	7.63	—	*	1.34		0.34		—		—		103
Year ended 3-31-2014	15.23	9.35	—	*	1.35		0.44		—		—		138
Year ended 3-31-2013	14.04	0.40	—	*	1.34		0.64		—		—		142
Year ended 3-31-2012	14.12	-13.32	—	*	1.37		0.41		—		—		97
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	16.10	15.33	256		1.26	(4)	0.44	(4)	—		—		36
Year ended 3-31-2016	13.96	-14.30	116		1.22		0.35		—		—		98
Year ended 3-31-2015	16.45	7.78	117		1.23		0.49		—		—		103
Year ended 3-31-2014	15.43	9.52	139		1.22		0.62		—		—		138
Year ended 3-31-2013	14.23	0.55	147		1.22		0.69		—		—		142
Year ended 3-31-2012	14.30	-13.28	138		1.25		0.52		—		—		97
Class R Shares
Six-month period ended 9-30-2016(unaudited)	15.56	15.00	8		1.84	(4)	-0.18	(4)	—		—		36
Year ended 3-31-2016	13.53	-14.82	5		1.85		-0.37		—		—		98
Year ended 3-31-2015	16.01	7.13	1		1.83		-0.16		—		—		103
Year ended 3-31-2014	15.02	8.75	1		1.83		-0.05		—		—		138
Year ended 3-31-2013(7)	13.87	-1.35	—	*	1.80	(4)	-1.09	(4)	—		—		142	(9)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	16.17	15.42	9		1.10	(4)	0.59	(4)	—		—		36
Year ended 3-31-2016	14.01	-14.20	7		1.09		0.43		—		—		98
Year ended 3-31-2015(8)	16.50	1.47	6		1.08	(4)	-0.30	(4)	—		—		103	(10)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	15.94	15.17	20		1.52	(4)	0.14	(4)	—		—		36
Year ended 3-31-2016	13.84	-14.48	10		1.47		0.33		—		—		98
Year ended 3-31-2015	16.33	7.41	10		1.50		0.20		1.53		0.17		103
Year ended 3-31-2014	15.33	9.19	11		1.47		0.34		—		—		138
Year ended 3-31-2013	14.13	0.31	5		1.47		0.63		—		—		142
Year ended 3-31-2012	14.22	-13.48	6		1.50		0.30		—		—		97

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	149

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY EUROPEAN OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$26.29	$0.41	$0.50	$0.91	$—	$—	$—
Year ended 3-31-2016	29.19	0.13	(2.93)	(2.80)	(0.10)	—	(0.10)
Year ended 3-31-2015	29.76	0.17	(0.24)	(0.07)	(0.50)	—	(0.50)
Year ended 3-31-2014	24.70	0.32	4.82	5.14	(0.08)	—	(0.08)
Year ended 3-31-2013	22.89	0.07	1.83	1.90	(0.09)	—	(0.09)
Year ended 3-31-2012	24.61	0.07	(1.72)	(1.65)	(0.07)	—	(0.07)
Class B Shares(4)
Six-month period ended 9-30-2016 (unaudited)	24.31	0.18	0.52	0.70	—	—	—
Year ended 3-31-2016	27.21	(0.13)	(2.77)	(2.90)	—	—	—
Year ended 3-31-2015	27.66	(0.14)	(0.22)	(0.36)	(0.09)	—	(0.09)
Year ended 3-31-2014	23.16	0.01	4.49	4.50	—	—	—
Year ended 3-31-2013	21.62	(0.15)	1.69	1.54	—	—	—
Year ended 3-31-2012	23.40	(0.13)	(1.65)	(1.78)	—	—	—
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	24.89	0.25	0.53	0.78	—	—	—
Year ended 3-31-2016	27.73	(0.06)	(2.78)	(2.84)	—	—	—
Year ended 3-31-2015	28.25	(0.02)	(0.21)	(0.23)	(0.29)	—	(0.29)
Year ended 3-31-2014	23.53	0.16	4.56	4.72	—	—	—
Year ended 3-31-2013	21.86	(0.06)	1.73	1.67	—	—	—
Year ended 3-31-2012	23.58	(0.06)	(1.66)	(1.72)	—	—	—
Class E Shares(5)
Six-month period ended 9-30-2016 (unaudited)	26.46	0.38	0.58	0.96	—	—	—
Year ended 3-31-2016	29.36	0.24	(2.98)	(2.74)	(0.16)	—	(0.16)
Year ended 3-31-2015	29.93	0.27	(0.21)	0.06	(0.63)	—	(0.63)
Year ended 3-31-2014	24.84	0.44	4.85	5.29	(0.20)	—	(0.20)
Year ended 3-31-2013	23.02	0.18	1.84	2.02	(0.20)	—	(0.20)
Year ended 3-31-2012	24.76	0.18	(1.74)	(1.56)	(0.18)	—	(0.18)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	26.50	0.29	0.70	0.99	—	—	—
Year ended 3-31-2016	29.39	0.20	(2.90)	(2.70)	(0.19)	—	(0.19)
Year ended 3-31-2015	29.97	0.32	(0.24)	0.08	(0.66)	—	(0.66)
Year ended 3-31-2014	24.87	0.48	4.85	5.33	(0.23)	—	(0.23)
Year ended 3-31-2013	23.04	0.26	1.81	2.07	(0.24)	—	(0.24)
Year ended 3-31-2012	24.82	0.21	(1.75)	(1.54)	(0.24)	—	(0.24)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	26.27	0.31	0.58	0.89	—	—	—
Year ended 3-31-2016	29.18	0.08	(2.93)	(2.85)	(0.06)	—	(0.06)
Year ended 3-31-2015	29.75	0.12	(0.21)	(0.09)	(0.48)	—	(0.48)
Year ended 3-31-2014	24.70	0.31	4.82	5.13	(0.08)	—	(0.08)
Year ended 3-31-2013(6)	24.16	0.00	0.54	0.54	—	—	—
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	26.62	0.43	0.58	1.01	—	—	—
Year ended 3-31-2016	29.51	0.31	(2.98)	(2.67)	(0.22)	—	(0.22)
Year ended 3-31-2015(7)	29.18	0.05	0.85	0.90	(0.57)	—	(0.57)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	26.46	0.36	0.58	0.94	—	—	—
Year ended 3-31-2016	29.38	0.16	(2.95)	(2.79)	(0.13)	—	(0.13)
Year ended 3-31-2015	29.95	0.17	(0.16)	0.01	(0.58)	—	(0.58)
Year ended 3-31-2014	24.86	0.44	4.81	5.25	(0.16)	—	(0.16)
Year ended 3-31-2013	23.04	0.15	1.85	2.00	(0.18)	—	(0.18)
Year ended 3-31-2012	24.75	0.17	(1.75)	(1.58)	(0.13)	—	(0.13)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	Class share is closed to investment.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

150	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$27.20	3.46%	$82		1.69	%(3)	3.06	%(3)	41%
Year ended 3-31-2016	26.29	-9.62	166		1.64		0.46		91
Year ended 3-31-2015	29.19	-0.13	150		1.70		0.57		172
Year ended 3-31-2014	29.76	20.83	163		1.76		1.17		116
Year ended 3-31-2013	24.70	8.31	162		1.81		0.32		71
Year ended 3-31-2012	22.89	-6.67	167		1.84		0.33		49
Class B Shares(4)
Six-month period ended 9-30-2016 (unaudited)	25.01	2.88	1		2.82	(3)	1.47	(3)	41
Year ended 3-31-2016	24.31	-10.66	1		2.73		-0.50		91
Year ended 3-31-2015	27.21	-1.27	2		2.90		-0.50		172
Year ended 3-31-2014	27.66	19.43	2		2.91		0.04		116
Year ended 3-31-2013	23.16	7.12	3		2.89		-0.68		71
Year ended 3-31-2012	21.62	-7.61	5		2.84		-0.63		49
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	25.67	3.13	9		2.33	(3)	1.95	(3)	41
Year ended 3-31-2016	24.89	-10.24	11		2.29		-0.22		91
Year ended 3-31-2015	27.73	-0.75	10		2.35		-0.06		172
Year ended 3-31-2014	28.25	20.06	11		2.37		0.61		116
Year ended 3-31-2013	23.53	7.64	9		2.43		-0.26		71
Year ended 3-31-2012	21.86	-7.29	11		2.47		-0.26		49
Class E Shares(5)
Six-month period ended 9-30-2016 (unaudited)	27.42	3.63	—	*	1.32	(3)	2.83	(3)	41
Year ended 3-31-2016	26.46	-9.37	—	*	1.31		0.84		91
Year ended 3-31-2015	29.36	0.30	—	*	1.31		0.92		172
Year ended 3-31-2014	29.93	21.34	—	*	1.33		1.62		116
Year ended 3-31-2013	24.84	8.83	—	*	1.31		0.79		71
Year ended 3-31-2012	23.02	-6.18	—	*	1.32		0.80		49
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	27.49	3.74	109		1.21	(3)	2.19	(3)	41
Year ended 3-31-2016	26.50	-9.24	43		1.18		0.72		91
Year ended 3-31-2015	29.39	0.38	27		1.21		1.09		172
Year ended 3-31-2014	29.97	21.50	31		1.19		1.76		116
Year ended 3-31-2013	24.87	8.96	37		1.18		1.13		71
Year ended 3-31-2012	23.04	-6.06	53		1.19		0.94		49
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	27.16	3.39	1		1.80	(3)	2.35	(3)	41
Year ended 3-31-2016	26.27	-9.77	—	*	1.79		0.28		91
Year ended 3-31-2015	29.18	-0.21	—	*	1.81		0.42		172
Year ended 3-31-2014	29.75	20.73	—	*	1.79		1.15		116
Year ended 3-31-2013(6)	24.70	2.28	—	*	1.74	(3)	0.02	(3)	71	(8)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	27.63	3.79	1		1.06	(3)	3.19	(3)	41
Year ended 3-31-2016	26.62	-9.11	2		1.04		1.07		91
Year ended 3-31-2015(7)	29.51	3.20	2		1.08	(3)	0.26	(3)	172	(9)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	27.40	3.55	1		1.51	(3)	2.71	(3)	41
Year ended 3-31-2016	26.46	-9.52	1		1.47		0.57		91
Year ended 3-31-2015	29.38	0.15	2		1.47		0.58		172
Year ended 3-31-2014	29.95	21.17	3		1.46		1.57		116
Year ended 3-31-2013	24.86	8.71	1		1.42		0.66		71
Year ended 3-31-2012	23.04	-6.30	2		1.45		0.75		49

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	151

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$9.17	$0.18	$0.29	$0.47	$(0.09)	$—	$(0.09)
Year ended 3-31-2016	9.59	0.34	(0.49)	(0.15)	(0.27)	—	(0.27)
Year ended 3-31-2015	10.06	0.34	(0.49)	(0.15)	(0.32)	—	(0.32)
Year ended 3-31-2014	10.26	0.35	(0.19)	0.16	(0.34)	(0.02)	(0.36)
Year ended 3-31-2013	10.20	0.40	0.11	0.51	(0.42)	(0.03)	(0.45)
Year ended 3-31-2012	10.35	0.39	(0.11)	0.28	(0.39)	(0.04)	(0.43)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	9.16	0.14	0.29	0.43	(0.05)	—	(0.05)
Year ended 3-31-2016	9.58	0.27	(0.49)	(0.22)	(0.20)	—	(0.20)
Year ended 3-31-2015	10.06	0.26	(0.49)	(0.23)	(0.25)	—	(0.25)
Year ended 3-31-2014	10.25	0.27	(0.18)	0.09	(0.26)	(0.02)	(0.28)
Year ended 3-31-2013	10.19	0.32	0.11	0.43	(0.34)	(0.03)	(0.37)
Year ended 3-31-2012	10.35	0.31	(0.12)	0.19	(0.31)	(0.04)	(0.35)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	9.16	0.14	0.30	0.44	(0.05)	—	(0.05)
Year ended 3-31-2016	9.59	0.27	(0.50)	(0.23)	(0.20)	—	(0.20)
Year ended 3-31-2015	10.06	0.26	(0.48)	(0.22)	(0.25)	—	(0.25)
Year ended 3-31-2014	10.25	0.27	(0.18)	0.09	(0.26)	(0.02)	(0.28)
Year ended 3-31-2013	10.19	0.32	0.11	0.43	(0.34)	(0.03)	(0.37)
Year ended 3-31-2012	10.35	0.31	(0.12)	0.19	(0.31)	(0.04)	(0.35)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	9.16	0.17	0.32	0.49	(0.10)	—	(0.10)
Year ended 3-31-2016	9.59	0.36	(0.49)	(0.13)	(0.30)	—	(0.30)
Year ended 3-31-2015	10.06	0.36	(0.48)	(0.12)	(0.35)	—	(0.35)
Year ended 3-31-2014	10.25	0.37	(0.18)	0.19	(0.36)	(0.02)	(0.38)
Year ended 3-31-2013	10.19	0.42	0.11	0.53	(0.44)	(0.03)	(0.47)
Year ended 3-31-2012	10.35	0.41	(0.11)	0.30	(0.42)	(0.04)	(0.46)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	9.15	0.15	0.30	0.45	(0.07)	—	(0.07)
Year ended 3-31-2016	9.57	0.29	(0.48)	(0.19)	(0.23)	—	(0.23)
Year ended 3-31-2015	10.05	0.29	(0.49)	(0.20)	(0.28)	—	(0.28)
Year ended 3-31-2014	10.24	0.29	(0.18)	0.11	(0.28)	(0.02)	(0.30)
Year ended 3-31-2013(6)	10.17	0.09	0.04	0.13	(0.06)	—	(0.06)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	9.17	0.17	0.31	0.48	(0.10)	—	(0.10)
Year ended 3-31-2016	9.59	0.36	(0.48)	(0.12)	(0.30)	—	(0.30)
Year ended 3-31-2015(7)	10.15	0.24	(0.56)	(0.32)	(0.24)	—	(0.24)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	9.17	0.17	0.30	0.47	(0.09)	—	(0.09)
Year ended 3-31-2016	9.59	0.34	(0.49)	(0.15)	(0.27)	—	(0.27)
Year ended 3-31-2015	10.07	0.34	(0.50)	(0.16)	(0.32)	—	(0.32)
Year ended 3-31-2014	10.26	0.34	(0.18)	0.16	(0.33)	(0.02)	(0.35)
Year ended 3-31-2013	10.20	0.40	0.11	0.51	(0.42)	(0.03)	(0.45)
Year ended 3-31-2012	10.36	0.39	(0.12)	0.27	(0.39)	(0.04)	(0.43)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

152	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$9.55	5.15%	$59		0.99	%(4)	3.88	%(4)	1.34	%(4)	3.53	%(4)	4%
Year ended 3-31-2016	9.17	-1.54	133		0.99		3.60		1.29		3.30		14
Year ended 3-31-2015	9.59	-1.54	177		0.99		3.39		1.22		3.16		26
Year ended 3-31-2014	10.06	1.65	187		0.99		3.43		1.25		3.17		21
Year ended 3-31-2013	10.26	5.12	174		0.99		3.92		1.24		3.67		26
Year ended 3-31-2012	10.20	2.74	158		0.99		3.81		1.25		3.55		26
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	9.54	4.75	3		1.74	(4)	2.98	(4)	2.19	(4)	2.53	(4)	4
Year ended 3-31-2016	9.16	-2.29	3		1.74		2.84		2.16		2.42		14
Year ended 3-31-2015	9.58	-2.36	5		1.74		2.64		2.10		2.28		26
Year ended 3-31-2014	10.06	0.90	6		1.74		2.67		2.10		2.31		21
Year ended 3-31-2013	10.25	4.34	7		1.74		3.17		2.15		2.76		26
Year ended 3-31-2012	10.19	1.96	6		1.74		3.05		2.26		2.53		26
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	9.55	4.86	18		1.74	(4)	2.97	(4)	1.96	(4)	2.75	(4)	4
Year ended 3-31-2016	9.16	-2.39	20		1.74		2.85		1.91		2.68		14
Year ended 3-31-2015	9.59	-2.26	31		1.74		2.64		1.87		2.51		26
Year ended 3-31-2014	10.06	0.90	33		1.74		2.67		1.88		2.53		21
Year ended 3-31-2013	10.25	4.34	44		1.74		3.18		1.90		3.02		26
Year ended 3-31-2012	10.19	1.96	41		1.74		3.06		1.93		2.87		26
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	9.55	5.39	83		0.74	(4)	3.70	(4)	0.96	(4)	3.48	(4)	4
Year ended 3-31-2016	9.16	-1.39	23		0.74		3.85		0.90		3.69		14
Year ended 3-31-2015	9.59	-1.29	53		0.74		3.65		0.87		3.52		26
Year ended 3-31-2014	10.06	1.91	58		0.74		3.67		0.89		3.52		21
Year ended 3-31-2013	10.25	5.39	59		0.74		4.13		0.89		3.97		26
Year ended 3-31-2012	10.19	3.00	28		0.74		4.07		0.91		3.90		26
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	9.53	4.88	—	*	1.49	(4)	3.17	(4)	1.52	(4)	3.14	(4)	4
Year ended 3-31-2016	9.15	-2.02	—	*	1.49		3.11		1.49		3.11		14
Year ended 3-31-2015	9.57	-2.10	—	*	1.46		2.90		—		—		26
Year ended 3-31-2014	10.05	1.14	—	*	1.48		2.93		—		—		21
Year ended 3-31-2013(6)	10.24	1.30	—	*	1.45	(4)	3.10	(4)	—		—		26	(8)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	9.55	5.27	3		0.75	(4)	3.61	(4)	0.78	(4)	3.58	(4)	4
Year ended 3-31-2016	9.17	-1.30	—	*	0.76		3.84		0.76		3.84		14
Year ended 3-31-2015(7)	9.59	-3.23	—	*	0.70	(4)	3.62	(4)	—		—		26	(9)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	9.55	5.15	3		0.99	(4)	3.70	(4)	1.20	(4)	3.49	(4)	4
Year ended 3-31-2016	9.17	-1.54	3		0.99		3.58		1.16		3.41		14
Year ended 3-31-2015	9.59	-1.63	5		0.99		3.40		1.12		3.27		26
Year ended 3-31-2014	10.07	1.65	8		0.99		3.42		1.13		3.28		21
Year ended 3-31-2013	10.26	5.12	5		0.99		3.94		1.14		3.78		26
Year ended 3-31-2012	10.20	2.74	7		0.99		3.78		1.16		3.61		26

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	153

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL EQUITY INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$11.88	$0.32	$0.18	$0.50	$(0.27)	$—	$(0.27)
Year ended 3-31-2016	13.32	0.40	(1.09)	(0.69)	(0.39)	(0.36)	(0.75)
Year ended 3-31-2015	13.27	0.39	0.36	0.75	(0.44)	(0.26)	(0.70)
Year ended 3-31-2014	11.82	0.57	1.44	2.01	(0.46)	(0.10)	(0.56)
Year ended 3-31-2013(5)	10.00	0.35	1.84	2.19	(0.28)	(0.09)	(0.37)
Class B Shares(6)
Six-month period ended 9-30-2016 (unaudited)	11.87	0.24	0.23	0.47	(0.23)	—	(0.23)
Year ended 3-31-2016	13.31	0.32	(1.09)	(0.77)	(0.31)	(0.36)	(0.67)
Year ended 3-31-2015	13.27	0.32	0.34	0.66	(0.36)	(0.26)	(0.62)
Year ended 3-31-2014	11.81	0.47	1.46	1.93	(0.37)	(0.10)	(0.47)
Year ended 3-31-2013(5)	10.00	0.27	1.85	2.12	(0.22)	(0.09)	(0.31)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	11.87	0.24	0.23	0.47	(0.23)	—	(0.23)
Year ended 3-31-2016	13.31	0.31	(1.08)	(0.77)	(0.31)	(0.36)	(0.67)
Year ended 3-31-2015	13.27	0.30	0.36	0.66	(0.36)	(0.26)	(0.62)
Year ended 3-31-2014	11.81	0.50	1.44	1.94	(0.38)	(0.10)	(0.48)
Year ended 3-31-2013(5)	10.00	0.27	1.85	2.12	(0.22)	(0.09)	(0.31)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	11.88	0.23	0.30	0.53	(0.29)	—	(0.29)
Year ended 3-31-2016	13.33	0.45	(1.10)	(0.65)	(0.44)	(0.36)	(0.80)
Year ended 3-31-2015	13.28	0.43	0.37	0.80	(0.49)	(0.26)	(0.75)
Year ended 3-31-2014	11.82	0.61	1.46	2.07	(0.51)	(0.10)	(0.61)
Year ended 3-31-2013(5)	10.00	0.37	1.85	2.22	(0.31)	(0.09)	(0.40)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	11.88	0.26	0.23	0.49	(0.25)	—	(0.25)
Year ended 3-31-2016	13.32	0.37	(1.09)	(0.72)	(0.36)	(0.36)	(0.72)
Year ended 3-31-2015	13.28	0.36	0.35	0.71	(0.41)	(0.26)	(0.67)
Year ended 3-31-2014	11.82	0.52	1.46	1.98	(0.42)	(0.10)	(0.52)
Year ended 3-31-2013(7)	11.28	0.11	0.46	0.57	(0.03)	—	(0.03)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	11.89	0.30	0.24	0.54	(0.30)	—	(0.30)
Year ended 3-31-2016	13.33	0.47	(1.09)	(0.62)	(0.46)	(0.36)	(0.82)
Year ended 3-31-2015(8)	13.37	0.25	0.27	0.52	(0.30)	(0.26)	(0.56)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	11.87	0.28	0.24	0.52	(0.28)	—	(0.28)
Year ended 3-31-2016	13.32	0.42	(1.10)	(0.68)	(0.41)	(0.36)	(0.77)
Year ended 3-31-2015	13.28	0.41	0.35	0.76	(0.46)	(0.26)	(0.72)
Year ended 3-31-2014	11.82	0.58	1.46	2.04	(0.48)	(0.10)	(0.58)
Year ended 3-31-2013(5)	10.00	0.34	1.86	2.20	(0.29)	(0.09)	(0.38)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized.

(5)	For the period from June 4, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(7)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(8)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

154	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$12.11	4.28%	$77		1.30	%(4)	5.32	%(4)	1.39	%(4)	5.23	%(4)	42%
Year ended 3-31-2016	11.88	-5.22	248		1.30		3.19		1.36		3.13		73
Year ended 3-31-2015	13.32	5.84	253		1.30		2.94		1.38		2.86		137
Year ended 3-31-2014	13.27	17.46	184		1.30		4.51		1.48		4.33		98
Year ended 3-31-2013(5)	11.82	22.15	59		1.29	(4)	3.82	(4)	1.68	(4)	3.43	(4)	73
Class B Shares(6)
Six-month period ended 9-30-2016 (unaudited)	12.11	4.01	2		1.96	(4)	3.89	(4)	—		—		42
Year ended 3-31-2016	11.87	-5.84	2		1.94		2.56		—		—		73
Year ended 3-31-2015	13.31	5.08	2		1.98		2.40		—		—		137
Year ended 3-31-2014	13.27	16.68	2		2.04		3.73		2.05		3.72		98
Year ended 3-31-2013(5)	11.81	22.41	1		2.01	(4)	2.89	(4)	2.21	(4)	2.69	(4)	73
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	12.11	4.02	13		1.94	(4)	3.92	(4)	—		—		42
Year ended 3-31-2016	11.87	-5.83	14		1.93		2.51		—		—		73
Year ended 3-31-2015	13.31	5.10	13		1.95		2.28		—		—		137
Year ended 3-31-2014	13.27	16.75	8		1.99		3.91		2.04		3.86		98
Year ended 3-31-2013(5)	11.81	21.46	4		1.95	(4)	2.95	(4)	2.15	(4)	2.75	(4)	73
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	12.12	4.56	255		0.89	(4)	3.81	(4)	0.97	(4)	3.73	(4)	42
Year ended 3-31-2016	11.88	-4.96	20		0.94		3.57		0.95		3.56		73
Year ended 3-31-2015	13.33	6.22	22		0.94		3.21		0.98		3.17		137
Year ended 3-31-2014	13.28	17.97	15		0.94		4.86		1.06		4.74		98
Year ended 3-31-2013(5)	11.82	22.47	12		0.94	(4)	3.95	(4)	1.29	(4)	3.60	(4)	73
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	12.12	4.22	—	*	1.55	(4)	4.27	(4)	—		—		42
Year ended 3-31-2016	11.88	-5.46	—	*	1.56		2.96		—		—		73
Year ended 3-31-2015	13.32	5.47	—	*	1.58		2.75		—		—		137
Year ended 3-31-2014	13.28	17.11	—	*	1.65		4.11		1.66		4.10		98
Year ended 3-31-2013(7)	11.82	5.05	—	*	1.67	(4)	3.36	(4)	1.87	(4)	3.16	(4)	73	(9)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	12.13	4.62	1		0.81	(4)	4.94	(4)	—		—		42
Year ended 3-31-2016	11.89	-4.74	1		0.81		3.73		—		—		73
Year ended 3-31-2015(8)	13.33	4.05	1		0.83	(4)	2.94	(4)	—		—		137	(10)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	12.11	4.43	4		1.19	(4)	4.67	(4)	1.22	(4)	4.64	(4)	42
Year ended 3-31-2016	11.87	-5.15	4		1.19		3.32		1.22		3.29		73
Year ended 3-31-2015	13.32	5.88	5		1.19		3.11		1.23		3.07		137
Year ended 3-31-2014	13.28	17.68	4		1.19		4.60		1.31		4.48		98
Year ended 3-31-2013(5)	11.82	22.25	4		1.18	(4)	3.70	(4)	1.54	(4)	3.34	(4)	73

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	155

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$39.23	$0.04	$1.18	$1.22	$—	$—	$—
Year ended 3-31-2016	42.75	(0.09)	(2.49)	(2.58)	(0.04)	(0.90)	(0.94)
Year ended 3-31-2015	41.15	0.19	1.95	2.14	(0.03)	(0.51)	(0.54)
Year ended 3-31-2014	35.50	0.19	5.92	6.11	(0.46)	—	(0.46)
Year ended 3-31-2013	33.45	0.27	2.07	2.34	(0.29)	—	(0.29)
Year ended 3-31-2012	33.23	0.26	(0.04)	0.22	—	—	—
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	34.07	(0.22)	1.08	0.86	—	—	—
Year ended 3-31-2016	37.61	(0.44)	(2.20)	(2.64)	—	(0.90)	(0.90)
Year ended 3-31-2015	36.59	(0.15)	1.68	1.53	—	(0.51)	(0.51)
Year ended 3-31-2014	31.63	(0.16)	5.25	5.09	(0.13)	—	(0.13)
Year ended 3-31-2013	29.88	(0.05)	1.84	1.79	(0.04)	—	(0.04)
Year ended 3-31-2012	29.99	(0.04)	(0.07)	(0.11)	—	—	—
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	34.26	(0.15)	1.08	0.93	—	—	—
Year ended 3-31-2016	37.68	(0.34)	(2.18)	(2.52)	—	(0.90)	(0.90)
Year ended 3-31-2015	36.57	(0.09)	1.71	1.62	—	(0.51)	(0.51)
Year ended 3-31-2014	31.61	(0.08)	5.22	5.14	(0.18)	—	(0.18)
Year ended 3-31-2013	29.85	(0.02)	1.83	1.81	(0.05)	—	(0.05)
Year ended 3-31-2012	29.93	(0.02)	(0.06)	(0.08)	—	—	—
Class E Shares(6)
Six-month period ended 9-30-2016 (unaudited)	39.38	0.03	1.25	1.28	—	—	—
Year ended 3-31-2016	42.83	0.02	(2.50)	(2.48)	(0.07)	(0.90)	(0.97)
Year ended 3-31-2015	41.19	0.31	1.94	2.25	(0.10)	(0.51)	(0.61)
Year ended 3-31-2014	35.53	0.32	5.89	6.21	(0.55)	—	(0.55)
Year ended 3-31-2013	33.52	0.35	2.07	2.42	(0.41)	—	(0.41)
Year ended 3-31-2012	33.22	0.33	(0.03)	0.30	—	—	—
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	39.81	(0.03)	1.34	1.31	—	—	—
Year ended 3-31-2016	43.24	0.05	(2.49)	(2.44)	(0.09)	(0.90)	(0.99)
Year ended 3-31-2015	41.57	0.35	1.96	2.31	(0.13)	(0.51)	(0.64)
Year ended 3-31-2014	35.85	0.40	5.92	6.32	(0.60)	—	(0.60)
Year ended 3-31-2013	33.84	0.33	2.16	2.49	(0.48)	—	(0.48)
Year ended 3-31-2012	33.50	0.37	(0.03)	0.34	—	—	—
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	39.08	(0.07)	1.24	1.17	—	—	—
Year ended 3-31-2016	42.64	(0.20)	(2.46)	(2.66)	—	(0.90)	(0.90)
Year ended 3-31-2015	41.11	0.01	2.03	2.04	—	(0.51)	(0.51)
Year ended 3-31-2014	35.48	0.13	5.88	6.01	(0.38)	—	(0.38)
Year ended 3-31-2013(7)	34.77	0.01	0.70	0.71	—	—	—
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	39.92	0.00 *	1.34	1.34	—	—	—
Year ended 3-31-2016	43.32	0.13	(2.52)	(2.39)	(0.11)	(0.90)	(1.01)
Year ended 3-31-2015(8)	42.56	0.15	1.22	1.37	(0.10)	(0.51)	(0.61)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	39.37	0.00 *	1.24	1.24	—	—	—
Year ended 3-31-2016	42.86	(0.05)	(2.49)	(2.54)	(0.05)	(0.90)	(0.95)
Year ended 3-31-2015	41.23	0.24	1.96	2.20	(0.06)	(0.51)	(0.57)
Year ended 3-31-2014	35.57	0.30	5.87	6.17	(0.51)	—	(0.51)
Year ended 3-31-2013	33.54	0.27	2.10	2.37	(0.34)	—	(0.34)
Year ended 3-31-2012	33.28	0.29	(0.03)	0.26	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	Class share is closed to investment.

(7)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(8)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

156	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$40.45	3.11%	$121		1.49	%(4)	0.19	%(4)	—%	—%	25%
Year ended 3-31-2016	39.23	-6.12	375		1.47		-0.22		—	—	51
Year ended 3-31-2015	42.75	5.26	409		1.45		0.47		—	—	61
Year ended 3-31-2014	41.15	17.26	340		1.49		0.50		—	—	46
Year ended 3-31-2013	35.50	7.04	198		1.48		0.80		—	—	40
Year ended 3-31-2012	33.45	0.66	151		1.52		0.81		—	—	49
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	34.93	2.52	2		2.66	(4)	-1.29	(4)	—	—	25
Year ended 3-31-2016	34.07	-7.12	3		2.52		-1.22		—	—	51
Year ended 3-31-2015	37.61	4.25	4		2.43		-0.40		—	—	61
Year ended 3-31-2014	36.59	16.13	5		2.47		-0.46		—	—	46
Year ended 3-31-2013	31.63	5.95	4		2.47		-0.16		—	—	40
Year ended 3-31-2012	29.88	-0.34	3		2.55		-0.16		—	—	49
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	35.19	2.72	25		2.21	(4)	-0.87	(4)	—	—	25
Year ended 3-31-2016	34.26	-6.79	25		2.22		-0.96		—	—	51
Year ended 3-31-2015	37.68	4.51	26		2.21		-0.25		—	—	61
Year ended 3-31-2014	36.57	16.30	28		2.31		-0.23		—	—	46
Year ended 3-31-2013	31.61	6.03	24		2.39		-0.07		—	—	40
Year ended 3-31-2012	29.85	-0.24	25		2.46		-0.09		—	—	49
Class E Shares(6)
Six-month period ended 9-30-2016 (unaudited)	40.66	3.25	—	*	1.20	(4)	0.14	(4)	—	—	25
Year ended 3-31-2016	39.38	-5.87	—	*	1.20		0.05		—	—	51
Year ended 3-31-2015	42.83	5.55	—	*	1.21		0.74		—	—	61
Year ended 3-31-2014	41.19	17.58	—	*	1.22		0.84		—	—	46
Year ended 3-31-2013	35.53	7.27	—	*	1.25		1.04		—	—	40
Year ended 3-31-2012	33.52	0.90	—	*	1.29		1.04		—	—	49
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	41.12	3.29	309		1.12	(4)	-0.15	(4)	—	—	25
Year ended 3-31-2016	39.81	-5.73	78		1.09		0.13		—	—	51
Year ended 3-31-2015	43.24	5.66	77		1.09		0.84		—	—	61
Year ended 3-31-2014	41.57	17.73	66		1.11		1.02		—	—	46
Year ended 3-31-2013	35.85	7.38	48		1.13		0.96		—	—	40
Year ended 3-31-2012	33.84	1.05	24		1.17		1.14		—	—	49
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	40.25	3.00	3		1.69	(4)	-0.36	(4)	—	—	25
Year ended 3-31-2016	39.08	-6.32	2		1.68		-0.50		—	—	51
Year ended 3-31-2015	42.64	5.03	1		1.69		0.02		—	—	61
Year ended 3-31-2014	41.11	17.01	—	*	1.70		0.33		—	—	46
Year ended 3-31-2013(7)	35.48	2.04	—	*	1.70	(4)	0.15	(4)	—	—	40	(9)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	41.26	3.36	8		0.95	(4)	0.02	(4)	—	—	25
Year ended 3-31-2016	39.92	-5.61	3		0.94		0.31		—	—	51
Year ended 3-31-2015(8)	43.32	3.31	3		0.95	(4)	0.55	(4)	—	—	61	(10)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	40.61	3.15	15		1.35	(4)	-0.02	(4)	—	—	25
Year ended 3-31-2016	39.37	-6.00	17		1.36		-0.13		—	—	51
Year ended 3-31-2015	42.86	5.40	11		1.35		0.57		—	—	61
Year ended 3-31-2014	41.23	17.38	11		1.38		0.79		—	—	46
Year ended 3-31-2013	35.57	7.14	13		1.39		0.81		—	—	40
Year ended 3-31-2012	33.54	0.78	11		1.40		0.93		1.42	0.91	49

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	157

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL INCOME ALLOCATION FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$13.96	$0.37	$0.41	$0.78	$(0.33)	$—	$(0.33)
Year ended 3-31-2016	15.42	0.59	(1.46)	(0.87)	(0.59)	—	(0.59)
Year ended 3-31-2015	15.58	0.62	(0.18)	0.44	(0.60)	—	(0.60)
Year ended 3-31-2014	14.79	0.68	0.70	1.38	(0.59)	—	(0.59)
Year ended 3-31-2013	14.52	0.62	0.33	0.95	(0.68)	—	(0.68)
Year ended 3-31-2012	15.19	0.57	(0.57)	0.00	(0.67)	—	(0.67)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	13.72	0.29	0.40	0.69	(0.27)	—	(0.27)
Year ended 3-31-2016	15.15	0.46	(1.43)	(0.97)	(0.46)	—	(0.46)
Year ended 3-31-2015	15.32	0.48	(0.18)	0.30	(0.47)	—	(0.47)
Year ended 3-31-2014	14.55	0.52	0.70	1.22	(0.45)	—	(0.45)
Year ended 3-31-2013	14.29	0.48	0.32	0.80	(0.54)	—	(0.54)
Year ended 3-31-2012	14.93	0.43	(0.57)	(0.14)	(0.50)	—	(0.50)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	13.80	0.31	0.41	0.72	(0.28)	—	(0.28)
Year ended 3-31-2016	15.24	0.49	(1.43)	(0.94)	(0.50)	—	(0.50)
Year ended 3-31-2015	15.41	0.51	(0.18)	0.33	(0.50)	—	(0.50)
Year ended 3-31-2014	14.64	0.57	0.70	1.27	(0.50)	—	(0.50)
Year ended 3-31-2013	14.38	0.52	0.32	0.84	(0.58)	—	(0.58)
Year ended 3-31-2012	15.02	0.49	(0.58)	(0.09)	(0.55)	—	(0.55)
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	13.97	0.35	0.42	0.77	(0.33)	—	(0.33)
Year ended 3-31-2016	15.42	0.58	(1.45)	(0.87)	(0.58)	—	(0.58)
Year ended 3-31-2015	15.58	0.62	(0.19)	0.43	(0.59)	—	(0.59)
Year ended 3-31-2014	14.79	0.68	0.70	1.38	(0.59)	—	(0.59)
Year ended 3-31-2013	14.52	0.62	0.33	0.95	(0.68)	—	(0.68)
Year ended 3-31-2012	15.20	0.59	(0.58)	0.01	(0.69)	—	(0.69)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	14.08	0.36	0.45	0.81	(0.36)	—	(0.36)
Year ended 3-31-2016	15.54	0.64	(1.46)	(0.82)	(0.64)	—	(0.64)
Year ended 3-31-2015	15.70	0.67	(0.17)	0.50	(0.66)	—	(0.66)
Year ended 3-31-2014	14.90	0.74	0.71	1.45	(0.65)	—	(0.65)
Year ended 3-31-2013	14.62	0.70	0.32	1.02	(0.74)	—	(0.74)
Year ended 3-31-2012	15.31	0.64	(0.58)	0.06	(0.75)	—	(0.75)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	13.96	0.34	0.41	0.75	(0.31)	—	(0.31)
Year ended 3-31-2016	15.41	0.56	(1.46)	(0.90)	(0.55)	—	(0.55)
Year ended 3-31-2015	15.57	0.59	(0.18)	0.41	(0.57)	—	(0.57)
Year ended 3-31-2014	14.79	0.64	0.70	1.34	(0.56)	—	(0.56)
Year ended 3-31-2013(6)	14.37	0.15	0.32	0.47	(0.05)	—	(0.05)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	14.09	0.40	0.42	0.82	(0.37)	—	(0.37)
Year ended 3-31-2016	15.55	0.67	(1.47)	(0.80)	(0.66)	—	(0.66)
Year ended 3-31-2015(7)	15.95	0.45	(0.40)	0.05	(0.45)	—	(0.45)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	14.02	0.37	0.42	0.79	(0.34)	—	(0.34)
Year ended 3-31-2016	15.48	0.63	(1.49)	(0.86)	(0.60)	—	(0.60)
Year ended 3-31-2015	15.64	0.67	(0.21)	0.46	(0.62)	—	(0.62)
Year ended 3-31-2014	14.85	0.71	0.70	1.41	(0.62)	—	(0.62)
Year ended 3-31-2013	14.57	0.62	0.36	0.98	(0.70)	—	(0.70)
Year ended 3-31-2012	15.25	0.59	(0.57)	0.02	(0.70)	—	(0.70)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

158	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$14.41	5.66%	$225		1.29	%(4)	5.27	%(4)	—%		—%		35%
Year ended 3-31-2016	13.96	-5.74	623		1.28		4.09		—		—		53
Year ended 3-31-2015	15.42	2.87	653		1.29		4.00		—		—		69
Year ended 3-31-2014	15.58	9.60	494		1.35		4.52		1.35		4.52		92
Year ended 3-31-2013	14.79	6.84	308		1.35		4.38		1.51		4.22		109
Year ended 3-31-2012	14.52	0.23	228		1.44		3.94		—		—		61
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	14.14	5.10	4		2.17	(4)	4.12	(4)	—		—		35
Year ended 3-31-2016	13.72	-6.51	4		2.17		3.24		—		—		53
Year ended 3-31-2015	15.15	1.95	5		2.18		3.12		—		—		69
Year ended 3-31-2014	15.32	8.53	6		2.27		3.54		—		—		92
Year ended 3-31-2013	14.55	5.90	7		2.31		3.48		2.54		3.25		109
Year ended 3-31-2012	14.29	-0.75	7		2.41		3.05		—		—		61
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	14.24	5.31	52		1.90	(4)	4.39	(4)	—		—		35
Year ended 3-31-2016	13.80	-6.26	52		1.90		3.45		—		—		53
Year ended 3-31-2015	15.24	2.18	50		1.91		3.34		—		—		69
Year ended 3-31-2014	15.41	8.86	28		1.99		3.82		1.99		3.82		92
Year ended 3-31-2013	14.64	6.13	25		2.02		3.70		2.12		3.60		109
Year ended 3-31-2012	14.38	-0.41	19		2.10		3.41		—		—		61
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	14.41	5.57	3		1.33	(4)	4.94	(4)	1.60	(4)	4.67	(4)	35
Year ended 3-31-2016	13.97	-5.73	3		1.33		4.03		1.60		3.76		53
Year ended 3-31-2015	15.42	2.82	3		1.33		3.97		1.61		3.69		69
Year ended 3-31-2014	15.58	9.56	3		1.33		4.51		1.70		4.14		92
Year ended 3-31-2013	14.79	6.94	2		1.33		4.42		2.03		3.72		109
Year ended 3-31-2012	14.52	0.30	2		1.33		4.07		1.90		3.50		61
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	14.53	5.81	453		0.95	(4)	4.90	(4)	—		—		35
Year ended 3-31-2016	14.08	-5.35	62		0.92		4.39		—		—		53
Year ended 3-31-2015	15.54	3.22	48		0.92		4.28		—		—		69
Year ended 3-31-2014	15.70	10.07	39		0.93		4.90		0.94		4.89		92
Year ended 3-31-2013	14.90	7.33	30		0.91		4.98		1.03		4.86		109
Year ended 3-31-2012	14.62	0.67	43		0.99		4.39		—		—		61
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	14.40	5.46	—	*	1.53	(4)	4.74	(4)	—		—		35
Year ended 3-31-2016	13.96	-5.90	—	*	1.52		3.87		—		—		53
Year ended 3-31-2015	15.41	2.64	—	*	1.51		3.80		—		—		69
Year ended 3-31-2014	15.57	9.32	—	*	1.55		4.28		—		—		92
Year ended 3-31-2013(6)	14.79	3.30	—	*	1.52	(4)	3.73	(4)	1.53	(4)	3.72	(4)	109	(8)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	14.54	5.88	2		0.78	(4)	5.51	(4)	—		—		35
Year ended 3-31-2016	14.09	-5.21	2		0.78		4.58		—		—		53
Year ended 3-31-2015(7)	15.55	0.36	2		0.78	(4)	4.40	(4)	—		—		69	(9)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	14.47	5.70	1		1.17	(4)	5.19	(4)	1.19	(4)	5.17	(4)	35
Year ended 3-31-2016	14.02	-5.61	2		1.17		4.28		1.18		4.27		53
Year ended 3-31-2015	15.48	2.97	3		1.17		4.29		1.18		4.28		69
Year ended 3-31-2014	15.64	9.77	7		1.17		4.68		1.19		4.66		92
Year ended 3-31-2013	14.85	7.08	5		1.17		4.40		1.29		4.28		109
Year ended 3-31-2012	14.57	0.38	4		1.26		4.12		—		—		61

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	159

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$6.91	$0.28	$0.47	$0.75	$(0.28)	$—	$(0.28)
Year ended 3-31-2016	8.09	0.58	(1.19)	(0.61)	(0.57)	—	(0.57)
Year ended 3-31-2015	8.75	0.57	(0.52)	0.05	(0.57)	(0.14)	(0.71)
Year ended 3-31-2014	8.72	0.58	0.18	0.76	(0.60)	(0.13)	(0.73)
Year ended 3-31-2013	8.30	0.63	0.52	1.15	(0.63)	(0.10)	(0.73)
Year ended 3-31-2012	8.46	0.64	0.02	0.66	(0.65)	(0.17)	(0.82)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	6.91	0.25	0.48	0.73	(0.26)	—	(0.26)
Year ended 3-31-2016	8.09	0.53	(1.19)	(0.66)	(0.52)	—	(0.52)
Year ended 3-31-2015	8.75	0.51	(0.52)	(0.01)	(0.51)	(0.14)	(0.65)
Year ended 3-31-2014	8.72	0.52	0.17	0.69	(0.53)	(0.13)	(0.66)
Year ended 3-31-2013	8.30	0.57	0.52	1.09	(0.57)	(0.10)	(0.67)
Year ended 3-31-2012	8.46	0.58	0.02	0.60	(0.59)	(0.17)	(0.76)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	6.91	0.26	0.47	0.73	(0.26)	—	(0.26)
Year ended 3-31-2016	8.09	0.53	(1.19)	(0.66)	(0.52)	—	(0.52)
Year ended 3-31-2015	8.75	0.51	(0.52)	(0.01)	(0.51)	(0.14)	(0.65)
Year ended 3-31-2014	8.72	0.52	0.18	0.70	(0.54)	(0.13)	(0.67)
Year ended 3-31-2013	8.30	0.57	0.52	1.09	(0.57)	(0.10)	(0.67)
Year ended 3-31-2012	8.46	0.58	0.03	0.61	(0.60)	(0.17)	(0.77)
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	6.91	0.27	0.47	0.74	(0.27)	—	(0.27)
Year ended 3-31-2016	8.09	0.56	(1.19)	(0.63)	(0.55)	—	(0.55)
Year ended 3-31-2015	8.75	0.54	(0.51)	0.03	(0.55)	(0.14)	(0.69)
Year ended 3-31-2014	8.72	0.55	0.17	0.72	(0.56)	(0.13)	(0.69)
Year ended 3-31-2013	8.30	0.59	0.52	1.11	(0.59)	(0.10)	(0.69)
Year ended 3-31-2012	8.46	0.62	0.01	0.63	(0.62)	(0.17)	(0.79)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	6.91	0.29	0.47	0.76	(0.29)	—	(0.29)
Year ended 3-31-2016	8.09	0.60	(1.19)	(0.59)	(0.59)	—	(0.59)
Year ended 3-31-2015	8.75	0.59	(0.52)	0.07	(0.59)	(0.14)	(0.73)
Year ended 3-31-2014	8.72	0.60	0.18	0.78	(0.62)	(0.13)	(0.75)
Year ended 3-31-2013	8.30	0.65	0.52	1.17	(0.65)	(0.10)	(0.75)
Year ended 3-31-2012	8.46	0.66	0.03	0.69	(0.68)	(0.17)	(0.85)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	6.91	0.27	0.47	0.74	(0.27)	—	(0.27)
Year ended 3-31-2016	8.09	0.55	(1.19)	(0.64)	(0.54)	—	(0.54)
Year ended 3-31-2015	8.75	0.54	(0.52)	0.02	(0.54)	(0.14)	(0.68)
Year ended 3-31-2014	8.72	0.52	0.21	0.73	(0.57)	(0.13)	(0.70)
Year ended 3-31-2013(6)	8.54	0.16	0.17	0.33	(0.15)	—	(0.15)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	6.91	0.30	0.47	0.77	(0.30)	—	(0.30)
Year ended 3-31-2016	8.09	0.60	(1.18)	(0.58)	(0.60)	—	(0.60)
Year ended 3-31-2015(7)	8.63	0.40	(0.40)	0.00 *	(0.40)	(0.14)	(0.54)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	6.91	0.28	0.47	0.75	(0.28)	—	(0.28)
Year ended 3-31-2016	8.09	0.58	(1.19)	(0.61)	(0.57)	—	(0.57)
Year ended 3-31-2015	8.75	0.57	(0.52)	0.05	(0.57)	(0.14)	(0.71)
Year ended 3-31-2014	8.72	0.58	0.18	0.76	(0.60)	(0.13)	(0.73)
Year ended 3-31-2013	8.30	0.63	0.52	1.15	(0.63)	(0.10)	(0.73)
Year ended 3-31-2012	8.46	0.64	0.03	0.67	(0.66)	(0.17)	(0.83)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

160	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$7.38	11.04%	$1,421		0.98	%(4)	7.79	%(4)	—%		—%		19%
Year ended 3-31-2016	6.91	-7.75	1,865		0.96		7.71		—		—		29
Year ended 3-31-2015	8.09	0.62	2,920		0.94		6.70		—		—		44
Year ended 3-31-2014	8.75	9.09	4,151		0.93		6.68		—		—		75
Year ended 3-31-2013	8.72	14.50	3,080		0.93		7.42		—		—		68
Year ended 3-31-2012	8.30	8.47	1,847		1.00		7.87		—		—		80
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	7.38	10.63	83		1.72	(4)	7.04	(4)	—		—		19
Year ended 3-31-2016	6.91	-8.43	84		1.70		6.98		—		—		29
Year ended 3-31-2015	8.09	-0.13	133		1.67		5.98		—		—		44
Year ended 3-31-2014	8.75	8.28	165		1.68		5.96		—		—		75
Year ended 3-31-2013	8.72	13.64	152		1.69		6.65		—		—		68
Year ended 3-31-2012	8.30	7.63	90		1.79		7.10		—		—		80
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	7.38	10.65	1,016		1.67	(4)	7.08	(4)	—		—		19
Year ended 3-31-2016	6.91	-8.40	1,025		1.66		7.02		—		—		29
Year ended 3-31-2015	8.09	-0.07	1,618		1.64		6.02		—		—		44
Year ended 3-31-2014	8.75	8.32	1,919		1.64		5.98		—		—		75
Year ended 3-31-2013	8.72	13.71	1,501		1.64		6.70		—		—		68
Year ended 3-31-2012	8.30	7.73	850		1.70		7.16		—		—		80
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	7.38	10.93	9		1.19	(4)	7.56	(4)	1.30	(4)	7.45	(4)	19
Year ended 3-31-2016	6.91	-8.01	8		1.23		7.47		1.30		7.40		29
Year ended 3-31-2015	8.09	0.30	10		1.26		6.42		—		—		44
Year ended 3-31-2014	8.75	8.69	10		1.27		6.34		—		—		75
Year ended 3-31-2013	8.72	13.96	8		1.36		6.99		1.38		6.97		68
Year ended 3-31-2012	8.30	8.08	5		1.36		7.55		1.45		7.47		80
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	7.38	11.18	1,698		0.72	(4)	8.01	(4)	—		—		19
Year ended 3-31-2016	6.91	-7.52	1,266		0.70		7.94		—		—		29
Year ended 3-31-2015	8.09	0.88	2,523		0.69		6.91		—		—		44
Year ended 3-31-2014	8.75	9.36	4,075		0.69		6.90		—		—		75
Year ended 3-31-2013	8.72	14.77	2,513		0.70		7.64		—		—		68
Year ended 3-31-2012	8.30	8.78	1,255		0.73		8.07		—		—		80
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	7.38	10.86	68		1.31	(4)	7.44	(4)	—		—		19
Year ended 3-31-2016	6.91	-8.07	62		1.30		7.44		—		—		29
Year ended 3-31-2015	8.09	0.31	58		1.29		6.45		—		—		44
Year ended 3-31-2014	8.75	8.71	30		1.28		6.00		—		—		75
Year ended 3-31-2013(6)	8.72	3.94	—	*	1.27	(4)	6.61	(4)	—		—		68	(8)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	7.38	11.30	45		0.56	(4)	8.20	(4)	—		—		19
Year ended 3-31-2016	6.91	-7.35	55		0.56		8.36		—		—		29
Year ended 3-31-2015(7)	8.09	0.13	13		0.54	(4)	7.47	(4)	—		—		44	(9)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	7.38	11.05	399		0.96	(4)	7.80	(4)	—		—		19
Year ended 3-31-2016	6.91	-7.76	406		0.95		7.69		0.95		7.69		29
Year ended 3-31-2015	8.09	0.64	740		0.94		6.69		0.95		6.68		44
Year ended 3-31-2014	8.75	9.09	1,129		0.93		6.67		0.94		6.66		75
Year ended 3-31-2013	8.72	14.50	835		0.93		7.41		0.95		7.39		68
Year ended 3-31-2012	8.30	8.51	464		0.99		7.84		—		—		80

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	161

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY INTERNATIONAL CORE EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$15.97	$0.21	$0.72	$0.93	$—	$—	$—
Year ended 3-31-2016	17.88	0.20	(1.97)	(1.77)	(0.14)	—	(0.14)
Year ended 3-31-2015	19.04	0.19	0.67	0.86	(0.23)	(1.79)	(2.02)
Year ended 3-31-2014	15.98	0.18	3.24	3.42	(0.35)	(0.01)	(0.36)
Year ended 3-31-2013	15.26	0.21	0.73	0.94	(0.22)	—	(0.22)
Year ended 3-31-2012	17.14	0.27	(1.66)	(1.39)	(0.27)	(0.22)	(0.49)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	14.24	0.09	0.66	0.75	—	—	—
Year ended 3-31-2016	15.97	0.05	(1.76)	(1.71)	(0.02)	—	(0.02)
Year ended 3-31-2015	17.23	0.03	0.59	0.62	(0.09)	(1.79)	(1.88)
Year ended 3-31-2014	14.49	0.04	2.93	2.97	(0.22)	(0.01)	(0.23)
Year ended 3-31-2013	13.86	0.07	0.66	0.73	(0.10)	—	(0.10)
Year ended 3-31-2012	15.64	0.14	(1.53)	(1.39)	(0.17)	(0.22)	(0.39)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	14.27	0.11	0.67	0.78	—	—	—
Year ended 3-31-2016	16.00	0.06	(1.75)	(1.69)	(0.04)	—	(0.04)
Year ended 3-31-2015	17.25	0.05	0.61	0.66	(0.12)	(1.79)	(1.91)
Year ended 3-31-2014	14.51	0.07	2.93	3.00	(0.25)	(0.01)	(0.26)
Year ended 3-31-2013	13.88	0.11	0.65	0.76	(0.13)	—	(0.13)
Year ended 3-31-2012	15.65	0.17	(1.53)	(1.36)	(0.19)	(0.22)	(0.41)
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	16.08	0.17	0.75	0.92	—	—	—
Year ended 3-31-2016	17.99	0.17	(1.97)	(1.80)	(0.11)	—	(0.11)
Year ended 3-31-2015	19.14	0.16	0.68	0.84	(0.20)	(1.79)	(1.99)
Year ended 3-31-2014	16.07	0.16	3.25	3.41	(0.33)	(0.01)	(0.34)
Year ended 3-31-2013	15.33	0.20	0.75	0.95	(0.21)	—	(0.21)
Year ended 3-31-2012	17.21	0.27	(1.67)	(1.40)	(0.26)	(0.22)	(0.48)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	16.07	0.18	0.77	0.95	—	—	—
Year ended 3-31-2016	17.99	0.24	(1.97)	(1.73)	(0.19)	—	(0.19)
Year ended 3-31-2015	19.15	0.25	0.68	0.93	(0.30)	(1.79)	(2.09)
Year ended 3-31-2014	16.07	0.25	3.25	3.50	(0.41)	(0.01)	(0.42)
Year ended 3-31-2013	15.33	0.27	0.75	1.02	(0.28)	—	(0.28)
Year ended 3-31-2012	17.22	0.32	(1.66)	(1.34)	(0.33)	(0.22)	(0.55)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	15.97	0.15	0.75	0.90	—	—	—
Year ended 3-31-2016	17.87	0.13	(1.94)	(1.81)	(0.09)	—	(0.09)
Year ended 3-31-2015	19.03	0.10	0.71	0.81	(0.18)	(1.79)	(1.97)
Year ended 3-31-2014	15.98	0.11	3.26	3.37	(0.31)	(0.01)	(0.32)
Year ended 3-31-2013(6)	15.40	0.04	0.54	0.58	—	—	—
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	16.11	0.21	0.76	0.97	—	—	—
Year ended 3-31-2016	18.04	0.23	(1.94)	(1.71)	(0.22)	—	(0.22)
Year ended 3-31-2015(7)	20.09	0.13	(0.12)	0.01	(0.27)	(1.79)	(2.06)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	16.08	0.18	0.75	0.93	—	—	—
Year ended 3-31-2016	18.00	0.21	(1.98)	(1.77)	(0.15)	—	(0.15)
Year ended 3-31-2015	19.16	0.18	0.70	0.88	(0.25)	(1.79)	(2.04)
Year ended 3-31-2014	16.08	0.21	3.25	3.46	(0.37)	(0.01)	(0.38)
Year ended 3-31-2013	15.35	0.24	0.73	0.97	(0.24)	—	(0.24)
Year ended 3-31-2012	17.23	0.29	(1.66)	(1.37)	(0.29)	(0.22)	(0.51)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

162	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$16.90	5.82%	$757		1.30	%(4)	2.61	%(4)	—%		—%		34%
Year ended 3-31-2016	15.97	-9.95	1,532		1.31		1.15		—		—		62
Year ended 3-31-2015	17.88	4.98	1,383		1.35		0.99		—		—		87
Year ended 3-31-2014	19.04	21.42	1,028		1.40		1.01		—		—		87
Year ended 3-31-2013	15.98	6.30	694		1.46		1.43		—		—		81
Year ended 3-31-2012	15.26	-7.86	717		1.49		1.75		—		—		88
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	14.99	5.27	9		2.23	(4)	1.24	(4)	—		—		34
Year ended 3-31-2016	14.24	-10.70	10		2.20		0.31		—		—		62
Year ended 3-31-2015	15.97	4.02	13		2.20		0.17		—		—		87
Year ended 3-31-2014	17.23	20.47	13		2.22		0.26		—		—		87
Year ended 3-31-2013	14.49	5.37	12		2.35		0.56		—		—		81
Year ended 3-31-2012	13.86	-8.68	15		2.36		1.02		—		—		88
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	15.05	5.47	238		1.97	(4)	1.50	(4)	—		—		34
Year ended 3-31-2016	14.27	-10.54	253		1.98		0.40		—		—		62
Year ended 3-31-2015	16.00	4.25	168		2.02		0.32		—		—		87
Year ended 3-31-2014	17.25	20.64	117		2.07		0.40		—		—		87
Year ended 3-31-2013	14.51	5.61	98		2.10		0.81		—		—		81
Year ended 3-31-2012	13.88	-8.45	113		2.13		1.18		—		—		88
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	17.00	5.72	5		1.37	(4)	2.08	(4)	1.70	(4)	1.75	(4)	34
Year ended 3-31-2016	16.08	-10.05	5		1.45		1.01		1.69		0.77		62
Year ended 3-31-2015	17.99	4.82	5		1.53		0.84		1.74		0.63		87
Year ended 3-31-2014	19.14	21.32	4		1.53		0.90		1.85		0.58		87
Year ended 3-31-2013	16.07	6.27	3		1.52		1.36		2.05		0.83		81
Year ended 3-31-2012	15.33	-7.88	3		1.53		1.74		2.09		1.18		88
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	17.02	5.91	2,717		0.97	(4)	2.25	(4)	—		—		34
Year ended 3-31-2016	16.07	-9.63	1,885		0.98		1.44		—		—		62
Year ended 3-31-2015	17.99	5.32	1,347		1.02		1.30		—		—		87
Year ended 3-31-2014	19.15	21.93	802		1.04		1.39		—		—		87
Year ended 3-31-2013	16.07	6.75	572		1.05		1.80		—		—		81
Year ended 3-31-2012	15.33	-7.47	505		1.07		2.07		—		—		88
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	16.87	5.63	45		1.56	(4)	1.81	(4)	—		—		34
Year ended 3-31-2016	15.97	-10.15	36		1.58		0.80		—		—		62
Year ended 3-31-2015	17.87	4.70	19		1.61		0.54		—		—		87
Year ended 3-31-2014	19.03	21.19	5		1.64		0.61		—		—		87
Year ended 3-31-2013(6)	15.98	3.77	—	*	1.62	(4)	0.96	(4)	—		—		81	(8)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	17.08	6.02	371		0.82	(4)	2.52	(4)	—		—		34
Year ended 3-31-2016	16.11	-9.52	289		0.83		1.40		—		—		62
Year ended 3-31-2015(7)	18.04	0.48	21		0.86	(4)	1.10	(4)	—		—		87	(9)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	17.01	5.78	393		1.23	(4)	2.25	(4)	—		—		34
Year ended 3-31-2016	16.08	-9.88	572		1.25		1.24		—		—		62
Year ended 3-31-2015	18.00	5.04	526		1.27		0.95		—		—		87
Year ended 3-31-2014	19.16	21.63	153		1.29		1.20		—		—		87
Year ended 3-31-2013	16.08	6.42	148		1.31		1.62		—		—		81
Year ended 3-31-2012	15.35	-7.67	165		1.33		1.88		—		—		88

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	163

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY LARGE CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$17.66	$0.00 *	$1.08	$1.08	$—	$—	$—
Year ended 3-31-2016	19.19	(0.03)	(0.32)	(0.35)	—	(1.18)	(1.18)
Year ended 3-31-2015	17.59	(0.04)	3.03	2.99	—	(1.39)	(1.39)
Year ended 3-31-2014	15.87	0.01	3.75	3.76	—	(2.04)	(2.04)
Year ended 3-31-2013	15.14	0.03	0.73	0.76	(0.03)	—	(0.03)
Year ended 3-31-2012	13.61	(0.01)	1.54	1.53	—	—	—
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	14.22	(0.07)	0.87	0.80	—	—	—
Year ended 3-31-2016	15.82	(0.16)	(0.26)	(0.42)	—	(1.18)	(1.18)
Year ended 3-31-2015	14.84	(0.16)	2.53	2.37	—	(1.39)	(1.39)
Year ended 3-31-2014	13.73	(0.12)	3.21	3.09	—	(1.98)	(1.98)
Year ended 3-31-2013	13.20	(0.10)	0.63	0.53	—	—	—
Year ended 3-31-2012	11.99	(0.13)	1.34	1.21	—	—	—
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	15.19	(0.06)	0.93	0.87	—	—	—
Year ended 3-31-2016	16.78	(0.14)	(0.27)	(0.41)	—	(1.18)	(1.18)
Year ended 3-31-2015	15.64	(0.15)	2.68	2.53	—	(1.39)	(1.39)
Year ended 3-31-2014	14.36	(0.11)	3.37	3.26	—	(1.98)	(1.98)
Year ended 3-31-2013	13.78	(0.08)	0.66	0.58	—	—	—
Year ended 3-31-2012	12.49	(0.11)	1.40	1.29	—	—	—
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	17.64	0.00 *	1.08	1.08	—	—	—
Year ended 3-31-2016	19.17	(0.03)	(0.32)	(0.35)	—	(1.18)	(1.18)
Year ended 3-31-2015	17.57	(0.04)	3.03	2.99	—	(1.39)	(1.39)
Year ended 3-31-2014	15.86	0.01	3.74	3.75	—	(2.04)	(2.04)
Year ended 3-31-2013	15.13	0.03	0.73	0.76	(0.03)	—	(0.03)
Year ended 3-31-2012	13.60	(0.01)	1.54	1.53	—	—	—
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	18.41	0.02	1.13	1.15	—	—	—
Year ended 3-31-2016	19.90	0.02	(0.33)	(0.31)	—	(1.18)	(1.18)
Year ended 3-31-2015	18.15	0.01	3.13	3.14	—	(1.39)	(1.39)
Year ended 3-31-2014	16.31	0.06	3.85	3.91	(0.03)	(2.04)	(2.07)
Year ended 3-31-2013	15.54	0.07	0.76	0.83	(0.06)	—	(0.06)
Year ended 3-31-2012	13.93	0.02	1.59	1.61	—	—	—
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	17.16	(0.03)	1.05	1.02	—	—	—
Year ended 3-31-2016	18.74	(0.09)	(0.31)	(0.40)	—	(1.18)	(1.18)
Year ended 3-31-2015	17.25	(0.09)	2.97	2.88	—	(1.39)	(1.39)
Year ended 3-31-2014	15.62	(0.04)	3.67	3.63	—	(2.00)	(2.00)
Year ended 3-31-2013	14.92	(0.02)	0.72	0.70	—	—	—
Year ended 3-31-2012	13.46	(0.05)	1.51	1.46	—	—	—
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	18.47	0.04	1.13	1.17	—	—	—
Year ended 3-31-2016	19.93	0.05	(0.33)	(0.28)	—	(1.18)	(1.18)
Year ended 3-31-2015(6)	18.91	0.02	2.39	2.41	—	(1.39)	(1.39)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	18.04	0.01	1.11	1.12	—	—	—
Year ended 3-31-2016	19.57	(0.01)	(0.34)	(0.35)	—	(1.18)	(1.18)
Year ended 3-31-2015	17.89	(0.02)	3.09	3.07	—	(1.39)	(1.39)
Year ended 3-31-2014	16.11	0.03	3.80	3.83	(0.01)	(2.04)	(2.05)
Year ended 3-31-2013	15.36	0.05	0.74	0.79	(0.04)	—	(0.04)
Year ended 3-31-2012	13.80	0.01	1.55	1.56	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

164	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$18.74	6.12%	$505		1.15	%(4)	0.01	%(4)	1.18	%(4)	-0.02	%(4)	20%
Year ended 3-31-2016	17.66	-2.08	1,197		1.15		-0.15		1.16		-0.16		38
Year ended 3-31-2015	19.19	17.45	1,093		1.15		-0.20		1.17		-0.22		36
Year ended 3-31-2014	17.59	24.21	1,090		1.15		0.07		1.19		0.03		50
Year ended 3-31-2013	15.87	5.03	994		1.15		0.22		1.22		0.15		73
Year ended 3-31-2012	15.14	11.24	995		1.15		-0.06		1.22		-0.13		57
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	15.02	5.63	11		2.09	(4)	-0.96	(4)	—		—		20
Year ended 3-31-2016	14.22	-2.98	11		2.07		-1.07		—		—		38
Year ended 3-31-2015	15.82	16.49	12		2.01		-1.06		—		—		36
Year ended 3-31-2014	14.84	23.08	11		2.06		-0.84		—		—		50
Year ended 3-31-2013	13.73	4.02	11		2.15		-0.78		2.18		-0.81		73
Year ended 3-31-2012	13.20	10.09	15		2.18		-1.10		2.22		-1.14		57
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	16.06	5.73	107		1.87	(4)	-0.74	(4)	—		—		20
Year ended 3-31-2016	15.19	-2.74	107		1.86		-0.85		—		—		38
Year ended 3-31-2015	16.78	16.67	94		1.86		-0.92		—		—		36
Year ended 3-31-2014	15.64	23.17	78		1.90		-0.68		—		—		50
Year ended 3-31-2013	14.36	4.28	71		1.93		-0.57		—		—		73
Year ended 3-31-2012	13.78	10.33	81		1.95		-0.86		—		—		57
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	18.72	6.12	12		1.15	(4)	-0.02	(4)	1.36	(4)	-0.23	(4)	20
Year ended 3-31-2016	17.64	-2.08	12		1.15		-0.14		1.35		-0.34		38
Year ended 3-31-2015	19.17	17.47	9		1.15		-0.21		1.39		-0.45		36
Year ended 3-31-2014	17.57	24.16	7		1.15		0.06		1.46		-0.25		50
Year ended 3-31-2013	15.86	5.03	6		1.15		0.21		1.59		-0.24		73
Year ended 3-31-2012	15.13	11.25	5		1.15		-0.06		1.62		-0.53		57
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	19.56	6.25	957		0.88	(4)	0.20	(4)	0.89	(4)	0.19	(4)	20
Year ended 3-31-2016	18.41	-1.79	272		0.88		0.11		—		—		38
Year ended 3-31-2015	19.90	17.75	318		0.88		0.04		—		—		36
Year ended 3-31-2014	18.15	24.52	118		0.88		0.34		0.88		0.34		50
Year ended 3-31-2013	16.31	5.36	142		0.88		0.45		0.89		0.45		73
Year ended 3-31-2012	15.54	11.56	242		0.89		0.18		—		—		57
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	18.18	5.94	22		1.47	(4)	-0.35	(4)	—		—		20
Year ended 3-31-2016	17.16	-2.39	22		1.47		-0.48		—		—		38
Year ended 3-31-2015	18.74	17.16	26		1.47		-0.52		—		—		36
Year ended 3-31-2014	17.25	23.75	31		1.47		-0.26		—		—		50
Year ended 3-31-2013	15.62	4.69	28		1.48		-0.11		—		—		73
Year ended 3-31-2012	14.92	10.85	24		1.48		-0.39		—		—		57
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	19.64	6.33	—	*	0.71	(4)	0.40	(4)	—		—		20
Year ended 3-31-2016	18.47	-1.64	7		0.73		0.28		—		—		38
Year ended 3-31-2015(6)	19.93	13.18	6		0.72	(4)	0.17	(4)	—		—		36	(7)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	19.16	6.21	122		1.06	(4)	0.07	(4)	1.12	(4)	0.01	(4)	20
Year ended 3-31-2016	18.04	-2.03	125		1.06		-0.07		1.11		-0.12		38
Year ended 3-31-2015	19.57	17.62	132		1.06		-0.11		1.12		-0.17		36
Year ended 3-31-2014	17.89	24.30	131		1.06		0.16		1.13		0.09		50
Year ended 3-31-2013	16.11	5.09	126		1.06		0.31		1.13		0.23		73
Year ended 3-31-2012	15.36	11.38	121		1.06		0.04		1.14		-0.04		57

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	165

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY LIMITED-TERM BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$10.87	$0.09	$0.09	$0.18	$(0.09)	$—	$(0.09)
Year ended 3-31-2016	10.92	0.15	(0.05)	0.10	(0.15)	—	(0.15)
Year ended 3-31-2015	10.90	0.15	0.02	0.17	(0.15)	—	(0.15)
Year ended 3-31-2014	11.20	0.14	(0.23)	(0.09)	(0.15)	(0.06)	(0.21)
Year ended 3-31-2013	11.16	0.17	0.08	0.25	(0.18)	(0.03)	(0.21)
Year ended 3-31-2012	11.04	0.20	0.20	0.40	(0.23)	(0.05)	(0.28)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	10.87	0.04	0.10	0.14	(0.05)	—	(0.05)
Year ended 3-31-2016	10.92	0.06	(0.05)	0.01	(0.06)	—	(0.06)
Year ended 3-31-2015	10.90	0.06	0.02	0.08	(0.06)	—	(0.06)
Year ended 3-31-2014	11.20	0.05	(0.23)	(0.18)	(0.06)	(0.06)	(0.12)
Year ended 3-31-2013	11.16	0.07	0.09	0.16	(0.09)	(0.03)	(0.12)
Year ended 3-31-2012	11.04	0.11	0.20	0.31	(0.14)	(0.05)	(0.19)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	10.87	0.05	0.09	0.14	(0.05)	—	(0.05)
Year ended 3-31-2016	10.92	0.07	(0.05)	0.02	(0.07)	—	(0.07)
Year ended 3-31-2015	10.90	0.07	0.02	0.09	(0.07)	—	(0.07)
Year ended 3-31-2014	11.20	0.06	(0.23)	(0.17)	(0.07)	(0.06)	(0.13)
Year ended 3-31-2013	11.16	0.08	0.09	0.17	(0.10)	(0.03)	(0.13)
Year ended 3-31-2012	11.04	0.12	0.20	0.32	(0.15)	(0.05)	(0.20)
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	10.87	0.08	0.09	0.17	(0.08)	—	(0.08)
Year ended 3-31-2016	10.92	0.13	(0.04)	0.09	(0.14)	—	(0.14)
Year ended 3-31-2015	10.90	0.13	0.03	0.16	(0.14)	—	(0.14)
Year ended 3-31-2014	11.20	0.13	(0.23)	(0.10)	(0.14)	(0.06)	(0.20)
Year ended 3-31-2013	11.16	0.15	0.09	0.24	(0.17)	(0.03)	(0.20)
Year ended 3-31-2012	11.04	0.19	0.20	0.39	(0.22)	(0.05)	(0.27)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	10.87	0.10	0.09	0.19	(0.10)	—	(0.10)
Year ended 3-31-2016	10.92	0.17	(0.04)	0.13	(0.18)	—	(0.18)
Year ended 3-31-2015	10.90	0.17	0.03	0.20	(0.18)	—	(0.18)
Year ended 3-31-2014	11.20	0.17	(0.23)	(0.06)	(0.18)	(0.06)	(0.24)
Year ended 3-31-2013	11.16	0.19	0.09	0.28	(0.21)	(0.03)	(0.24)
Year ended 3-31-2012	11.04	0.23	0.20	0.43	(0.26)	(0.05)	(0.31)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	10.87	0.07	0.09	0.16	(0.07)	—	(0.07)
Year ended 3-31-2016	10.92	0.11	(0.05)	0.06	(0.11)	—	(0.11)
Year ended 3-31-2015	10.90	0.11	0.03	0.14	(0.12)	—	(0.12)
Year ended 3-31-2014	11.20	0.11	(0.23)	(0.12)	(0.12)	(0.06)	(0.18)
Year ended 3-31-2013(6)	11.19	0.02	0.02	0.04	(0.03)	—	(0.03)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	10.87	0.11	0.09	0.20	(0.11)	—	(0.11)
Year ended 3-31-2016	10.92	0.19	(0.05)	0.14	(0.19)	—	(0.19)
Year ended 3-31-2015(7)	10.91	0.13	0.01	0.14	(0.13)	—	(0.13)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	10.87	0.09	0.09	0.18	(0.09)	—	(0.09)
Year ended 3-31-2016	10.92	0.15	(0.05)	0.10	(0.15)	—	(0.15)
Year ended 3-31-2015	10.90	0.15	0.02	0.17	(0.15)	—	(0.15)
Year ended 3-31-2014	11.20	0.14	(0.23)	(0.09)	(0.15)	(0.06)	(0.21)
Year ended 3-31-2013	11.16	0.17	0.08	0.25	(0.18)	(0.03)	(0.21)
Year ended 3-31-2012	11.04	0.21	0.19	0.40	(0.23)	(0.05)	(0.28)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

166	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$10.96	1.66%	$675		0.88	%(4)	1.62	%(4)	—%		—%		37%
Year ended 3-31-2016	10.87	0.95	1,589		0.88		1.36		—		—		46
Year ended 3-31-2015	10.92	1.60	1,504		0.88		1.36		—		—		39
Year ended 3-31-2014	10.90	-0.74	1,446		0.89		1.31		—		—		39
Year ended 3-31-2013	11.20	2.29	1,211		0.88		1.48		—		—		55
Year ended 3-31-2012	11.16	3.66	1,046		0.90		1.84		—		—		40
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	10.96	1.25	13		1.70	(4)	0.78	(4)	—		—		37
Year ended 3-31-2016	10.87	0.12	14		1.71		0.54		—		—		46
Year ended 3-31-2015	10.92	0.75	13		1.72		0.52		—		—		39
Year ended 3-31-2014	10.90	-1.59	19		1.76		0.44		—		—		39
Year ended 3-31-2013	11.20	1.45	25		1.71		0.66		—		—		55
Year ended 3-31-2012	11.16	2.80	26		1.74		1.00		—		—		40
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	10.96	1.29	110		1.61	(4)	0.87	(4)	—		—		37
Year ended 3-31-2016	10.87	0.22	128		1.61		0.63		—		—		46
Year ended 3-31-2015	10.92	0.83	117		1.64		0.60		—		—		39
Year ended 3-31-2014	10.90	-1.47	131		1.63		0.56		—		—		39
Year ended 3-31-2013	11.20	1.54	218		1.61		0.76		—		—		55
Year ended 3-31-2012	11.16	2.89	242		1.65		1.10		—		—		40
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	10.96	1.61	5		0.98	(4)	1.48	(4)	—		—		37
Year ended 3-31-2016	10.87	0.83	4		1.00		1.24		1.03		1.21		46
Year ended 3-31-2015	10.92	1.48	4		1.00		1.24		1.03		1.21		39
Year ended 3-31-2014	10.90	-0.85	3		1.00		1.20		1.02		1.18		39
Year ended 3-31-2013	11.20	2.17	4		1.00		1.35		—		—		55
Year ended 3-31-2012	11.16	3.58	3		1.00		1.72		1.09		1.63		40
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	10.96	1.79	947		0.64	(4)	1.80	(4)	—		—		37
Year ended 3-31-2016	10.87	1.20	56		0.64		1.60		—		—		46
Year ended 3-31-2015	10.92	1.86	44		0.63		1.60		—		—		39
Year ended 3-31-2014	10.90	-0.50	49		0.64		1.54		—		—		39
Year ended 3-31-2013	11.20	2.54	117		0.64		1.72		—		—		55
Year ended 3-31-2012	11.16	3.92	102		0.66		2.07		—		—		40
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	10.96	1.48	1		1.24	(4)	1.23	(4)	—		—		37
Year ended 3-31-2016	10.87	0.59	1		1.24		0.98		—		—		46
Year ended 3-31-2015	10.92	1.24	1		1.23		1.00		—		—		39
Year ended 3-31-2014	10.90	-1.08	—	*	1.24		0.96		—		—		39
Year ended 3-31-2013(6)	11.20	0.41	—	*	1.21	(4)	0.59	(4)	—		—		55	(8)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	10.96	1.86	85		0.48	(4)	1.93	(4)	—		—		37
Year ended 3-31-2016	10.87	1.35	2		0.49		1.76		—		—		46
Year ended 3-31-2015(7)	10.92	1.31	3		0.48	(4)	1.75	(4)	—		—		39	(9)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	10.96	1.67	21		0.88	(4)	1.59	(4)	0.89	(4)	1.58	(4)	37
Year ended 3-31-2016	10.87	0.95	16		0.88		1.35		0.89		1.34		46
Year ended 3-31-2015	10.92	1.59	21		0.88		1.35		0.89		1.34		39
Year ended 3-31-2014	10.90	-0.74	26		0.89		1.30		0.90		1.29		39
Year ended 3-31-2013	11.20	2.29	58		0.88		1.48		0.89		1.47		55
Year ended 3-31-2012	11.16	3.66	51		0.90		1.85		0.92		1.84		40

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	167

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$9.46	$0.02	$0.50	$0.52	$—	$—	$—
Year ended 3-31-2016	10.52	0.07	(1.06)	(0.99)	(0.07)	—	(0.07)
Year ended 3-31-2015	10.15	0.14	0.37	0.51	(0.14)	—	(0.14)
Year ended 3-31-2014	8.98	0.11	1.17	1.28	(0.11)	—	(0.11)
Year ended 3-31-2013	8.70	0.11	0.29	0.40	(0.12)	—	(0.12)
Year ended 3-31-2012	9.56	0.14	(0.86)	(0.72)	(0.14)	—	(0.14)
Class B Shares(6)
Six-month period ended 9-30-2016 (unaudited)	9.25	(0.03)	0.51	0.48	—	—	—
Year ended 3-31-2016	10.33	(0.02)	(1.06)	(1.08)	— *	—	— *
Year ended 3-31-2015	9.99	0.06	0.36	0.42	(0.08)	—	(0.08)
Year ended 3-31-2014	8.85	0.03	1.17	1.20	(0.06)	—	(0.06)
Year ended 3-31-2013	8.59	0.04	0.29	0.33	(0.07)	—	(0.07)
Year ended 3-31-2012	9.48	0.06	(0.87)	(0.81)	(0.08)	—	(0.08)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	9.28	(0.02)	0.50	0.48	—	—	—
Year ended 3-31-2016	10.36	0.00 *	(1.07)	(1.07)	(0.01)	—	(0.01)
Year ended 3-31-2015	10.02	0.07	0.36	0.43	(0.09)	—	(0.09)
Year ended 3-31-2014	8.87	0.04	1.17	1.21	(0.06)	—	(0.06)
Year ended 3-31-2013	8.61	0.04	0.29	0.33	(0.07)	—	(0.07)
Year ended 3-31-2012	9.49	0.07	(0.86)	(0.79)	(0.09)	—	(0.09)
Class E Shares(7)
Six-month period ended 9-30-2016 (unaudited)	9.47	0.02	0.50	0.52	—	—	—
Year ended 3-31-2016	10.53	0.08	(1.06)	(0.98)	(0.08)	—	(0.08)
Year ended 3-31-2015	10.16	0.15	0.37	0.52	(0.15)	—	(0.15)
Year ended 3-31-2014	8.99	0.12	1.17	1.29	(0.12)	—	(0.12)
Year ended 3-31-2013	8.70	0.12	0.30	0.42	(0.13)	—	(0.13)
Year ended 3-31-2012	9.57	0.15	(0.88)	(0.73)	(0.14)	—	(0.14)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	9.50	0.02	0.51	0.53	—	—	—
Year ended 3-31-2016	10.54	0.13	(1.08)	(0.95)	(0.09)	—	(0.09)
Year ended 3-31-2015	10.17	0.19	0.35	0.54	(0.17)	—	(0.17)
Year ended 3-31-2014	9.01	0.14	1.15	1.29	(0.13)	—	(0.13)
Year ended 3-31-2013	8.73	0.13	0.30	0.43	(0.15)	—	(0.15)
Year ended 3-31-2012	9.58	0.16	(0.85)	(0.69)	(0.16)	—	(0.16)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	9.44	0.00 *	0.50	0.50	—	—	—
Year ended 3-31-2016	10.50	0.06	(1.06)	(1.00)	(0.06)	—	(0.06)
Year ended 3-31-2015	10.13	0.13	0.37	0.50	(0.13)	—	(0.13)
Year ended 3-31-2014	8.97	0.10	1.16	1.26	(0.10)	—	(0.10)
Year ended 3-31-2013(8)	8.88	(0.01)	0.10	0.09	—	—	—
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	9.46	0.02	0.50	0.52	—	—	—
Year ended 3-31-2016	10.51	0.07	(1.04)	(0.97)	(0.08)	—	(0.08)
Year ended 3-31-2015	10.14	0.17	0.35	0.52	(0.15)	—	(0.15)
Year ended 3-31-2014	8.97	0.13	1.16	1.29	(0.12)	—	(0.12)
Year ended 3-31-2013	8.69	0.12	0.29	0.41	(0.13)	—	(0.13)
Year ended 3-31-2012	9.55	0.16	(0.88)	(0.72)	(0.14)	—	(0.14)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Does not include expenses of underlying Ivy Funds in which the Fund invests.

(4)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(5)	Annualized.

(6)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(7)	Class share is closed to investment.

(8)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

168	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver(3)		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)(4)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$9.98	5.50%	$75		0.49	%(5)	0.34	%(5)	—%		—%		3%
Year ended 3-31-2016	9.46	-9.41	188		0.46		0.71		—		—		37
Year ended 3-31-2015	10.52	5.17	228		0.48		1.36		—		—		4
Year ended 3-31-2014	10.15	14.33	254		0.49		1.16		—		—		21
Year ended 3-31-2013	8.98	4.65	183		0.49		1.32		—		—		21
Year ended 3-31-2012	8.70	-7.42	185		0.50		1.58		—		—		8
Class B Shares(6)
Six-month period ended 9-30-2016 (unaudited)	9.73	5.19	1		1.40	(5)	-0.65	(5)	1.50	(5)	-0.75	(5)	3
Year ended 3-31-2016	9.25	-10.42	2		1.40		-0.24		1.48		-0.32		37
Year ended 3-31-2015	10.33	4.28	2		1.36		0.60		—		—		4
Year ended 3-31-2014	9.99	13.53	3		1.39		0.28		—		—		21
Year ended 3-31-2013	8.85	3.83	2		1.40		0.44		—		—		21
Year ended 3-31-2012	8.59	-8.42	3		1.39		0.66		—		—		8
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	9.76	5.17	5		1.26	(5)	-0.48	(5)	—		—		3
Year ended 3-31-2016	9.28	-10.30	5		1.27		-0.04		—		—		37
Year ended 3-31-2015	10.36	4.32	5		1.29		0.73		—		—		4
Year ended 3-31-2014	10.02	13.57	6		1.26		0.43		—		—		21
Year ended 3-31-2013	8.87	4.01	5		1.29		0.53		—		—		21
Year ended 3-31-2012	8.61	-8.25	5		1.30		0.79		—		—		8
Class E Shares(7)
Six-month period ended 9-30-2016 (unaudited)	9.99	5.49	—	*	0.39	(5)	0.37	(5)	—		—		3
Year ended 3-31-2016	9.47	-9.36	—	*	0.39		0.79		—		—		37
Year ended 3-31-2015	10.53	5.25	—	*	0.39		1.49		—		—		4
Year ended 3-31-2014	10.16	14.38	—	*	0.40		1.24		—		—		21
Year ended 3-31-2013	8.99	4.86	—	*	0.39		1.44		—		—		21
Year ended 3-31-2012	8.70	-7.45	—	*	0.40		1.66		—		—		8
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	10.03	5.58	111		0.14	(5)	0.45	(5)	—		—		3
Year ended 3-31-2016	9.50	-9.00	1		0.16		1.28		—		—		37
Year ended 3-31-2015	10.54	5.41	1		0.16		1.82		0.18		1.80		4
Year ended 3-31-2014	10.17	14.41	1		0.16		1.47		—		—		21
Year ended 3-31-2013	9.01	4.97	1		0.16		1.46		—		—		21
Year ended 3-31-2012	8.73	-7.04	1		0.15		1.89		—		—		8
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	9.94	5.30	1		0.68	(5)	0.08	(5)	—		—		3
Year ended 3-31-2016	9.44	-9.55	1		0.64		0.55		—		—		37
Year ended 3-31-2015	10.50	5.07	1		0.63		1.26		—		—		4
Year ended 3-31-2014	10.13	14.12	1		0.63		1.01		—		—		21
Year ended 3-31-2013(8)	8.97	1.01	—	*	0.72	(5)	-0.55	(5)	—		—		21	(9)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	9.98	5.50	1		0.38	(5)	0.36	(5)	0.43	(5)	0.31	(5)	3
Year ended 3-31-2016	9.46	-9.28	1		0.38		0.68		0.40		0.66		37
Year ended 3-31-2015	10.51	5.26	2		0.38		1.63		0.47		1.54		4
Year ended 3-31-2014	10.14	14.42	2		0.40		1.33		—		—		21
Year ended 3-31-2013	8.97	4.77	1		0.38		1.42		—		—		21
Year ended 3-31-2012	8.69	-7.42	1		0.46		1.85		—		—		8

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	169

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MICRO CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$18.14	$(0.13)	$5.61	$5.48	$—	$—	$—
Year ended 3-31-2016	24.73	(0.32)	(5.37)	(5.69)	—	(0.90)	(0.90)
Year ended 3-31-2015	27.31	(0.36)	(0.82)	(1.18)	—	(1.40)	(1.40)
Year ended 3-31-2014	20.45	(0.36)	8.65	8.29	—	(1.43)	(1.43)
Year ended 3-31-2013	19.27	(0.25)	1.43	1.18	—	—	—
Year ended 3-31-2012	19.63	(0.29)	1.27	0.98	—	(1.34)	(1.34)
Class B Shares(4)
Six-month period ended 9-30-2016 (unaudited)	17.20	(0.21)	5.29	5.08	—	—	—
Year ended 3-31-2016	23.70	(0.49)	(5.11)	(5.60)	—	(0.90)	(0.90)
Year ended 3-31-2015	26.23	(0.56)	(0.79)	(1.35)	—	(1.18)	(1.18)
Year ended 3-31-2014	19.86	(0.57)	8.36	7.79	—	(1.42)	(1.42)
Year ended 3-31-2013	18.93	(0.44)	1.37	0.93	—	—	—
Year ended 3-31-2012	19.27	(0.49)	1.26	0.77	—	(1.11)	(1.11)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	17.45	(0.20)	5.38	5.18	—	—	—
Year ended 3-31-2016	24.00	(0.47)	(5.18)	(5.65)	—	(0.90)	(0.90)
Year ended 3-31-2015	26.56	(0.53)	(0.80)	(1.33)	—	(1.23)	(1.23)
Year ended 3-31-2014	20.05	(0.52)	8.45	7.93	—	(1.42)	(1.42)
Year ended 3-31-2013	19.04	(0.38)	1.39	1.01	—	—	—
Year ended 3-31-2012	19.42	(0.43)	1.25	0.82	—	(1.20)	(1.20)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	18.53	(0.08)	5.72	5.64	—	—	—
Year ended 3-31-2016	25.12	(0.22)	(5.47)	(5.69)	—	(0.90)	(0.90)
Year ended 3-31-2015	27.65	(0.27)	(0.83)	(1.10)	—	(1.43)	(1.43)
Year ended 3-31-2014	20.65	(0.26)	8.75	8.49	—	(1.49)	(1.49)
Year ended 3-31-2013	19.37	(0.17)	1.45	1.28	—	—	—
Year ended 3-31-2012	19.73	(0.21)	1.26	1.05	—	(1.41)	(1.41)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	18.08	(0.14)	5.58	5.44	—	—	—
Year ended 3-31-2016	24.69	(0.35)	(5.36)	(5.71)	—	(0.90)	(0.90)
Year ended 3-31-2015	27.27	(0.41)	(0.81)	(1.22)	—	(1.36)	(1.36)
Year ended 3-31-2014	20.45	(0.40)	8.64	8.24	—	(1.42)	(1.42)
Year ended 3-31-2013(5)	17.77	(0.10)	2.78	2.68	—	—	—
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	18.61	(0.07)	5.76	5.69	—	—	—
Year ended 3-31-2016	25.19	(0.19)	(5.49)	(5.68)	—	(0.90)	(0.90)
Year ended 3-31-2015(6)	23.73	(0.15)	3.01	2.86	—	(1.40)	(1.40)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	18.72	(0.11)	5.79	5.68	—	—	—
Year ended 3-31-2016	25.44	(0.28)	(5.54)	(5.82)	—	(0.90)	(0.90)
Year ended 3-31-2015	28.02	(0.33)	(0.84)	(1.17)	—	(1.41)	(1.41)
Year ended 3-31-2014	20.51	(0.33)	9.29	8.96	—	(1.45)	(1.45)
Year ended 3-31-2013	19.29	(0.22)	1.44	1.22	—	—	—
Year ended 3-31-2012	19.64	(0.26)	1.28	1.02	—	(1.37)	(1.37)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

170	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$23.62	30.21%	$86		1.72	%(3)	-1.29	%(3)	17%
Year ended 3-31-2016	18.14	-23.51	130		1.69		-1.42		84
Year ended 3-31-2015	24.73	-3.91	199		1.64		-1.50		47
Year ended 3-31-2014	27.31	41.32	213		1.64		-1.45		67
Year ended 3-31-2013	20.45	6.12	80		1.78		-1.36		51
Year ended 3-31-2012	19.27	6.56	72		1.78		-1.63		78
Class B Shares(4)
Six-month period ended 9-30-2016 (unaudited)	22.28	29.54	2		2.65	(3)	-2.18	(3)	17
Year ended 3-31-2016	17.20	-24.16	1		2.57		-2.29		84
Year ended 3-31-2015	23.70	-4.80	2		2.54		-2.40		47
Year ended 3-31-2014	26.23	39.96	3		2.59		-2.40		67
Year ended 3-31-2013	19.86	4.97	2		2.90		-2.48		51
Year ended 3-31-2012	18.93	5.28	1		2.99		-2.84		78
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	22.63	29.69	8		2.49	(3)	-2.02	(3)	17
Year ended 3-31-2016	17.45	-24.06	7		2.42		-2.15		84
Year ended 3-31-2015	24.00	-4.63	10		2.39		-2.25		47
Year ended 3-31-2014	26.56	40.28	14		2.35		-2.15		67
Year ended 3-31-2013	20.05	5.36	5		2.55		-2.14		51
Year ended 3-31-2012	19.04	5.65	4		2.62		-2.47		78
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	24.17	30.44	72		1.30	(3)	-0.74	(3)	17
Year ended 3-31-2016	18.53	-23.14	10		1.25		-0.96		84
Year ended 3-31-2015	25.12	-3.56	21		1.24		-1.09		47
Year ended 3-31-2014	27.65	41.90	34		1.23		-1.01		67
Year ended 3-31-2013	20.65	6.66	4		1.31		-0.93		51
Year ended 3-31-2012	19.37	7.00	3		1.34		-1.19		78
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	23.52	30.09	1		1.85	(3)	-1.39	(3)	17
Year ended 3-31-2016	18.08	-23.63	1		1.84		-1.58		84
Year ended 3-31-2015	24.69	-4.08	1		1.83		-1.69		47
Year ended 3-31-2014	27.27	41.09	—	*	1.84		-1.66		67
Year ended 3-31-2013(5)	20.45	15.08	—	*	1.89	(3)	-1.84	(3)	51	(7)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	24.30	30.58	2		1.09	(3)	-0.62	(3)	17
Year ended 3-31-2016	18.61	-23.03	2		1.08		-0.84		84
Year ended 3-31-2015(6)	25.19	12.53	2		1.08	(3)	-0.94	(3)	47	(8)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	24.40	30.34	1		1.52	(3)	-1.05	(3)	17
Year ended 3-31-2016	18.72	-23.36	1		1.50		-1.21		84
Year ended 3-31-2015	25.44	-3.77	2		1.49		-1.34		47
Year ended 3-31-2014	28.02	44.49	3		1.50		-1.30		67
Year ended 3-31-2013	20.51	6.32	1		1.60		-1.21		51
Year ended 3-31-2012	19.29	6.79	1		1.59		-1.45		78

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	171

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MID CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$18.96	$(0.02)	$1.36	$1.34	$—	$—	$—
Year ended 3-31-2016	23.43	(0.06)	(2.33)	(2.39)	—	(2.08)	(2.08)
Year ended 3-31-2015	23.45	(0.12)	2.49	2.37	—	(2.39)	(2.39)
Year ended 3-31-2014	20.22	(0.14)	4.17	4.03	—	(0.80)	(0.80)
Year ended 3-31-2013	18.62	(0.09)	1.80	1.71	—	(0.11)	(0.11)
Year ended 3-31-2012	18.36	(0.12)	0.85	0.73	—	(0.47)	(0.47)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	15.76	(0.08)	1.13	1.05	—	—	—
Year ended 3-31-2016	19.84	(0.19)	(1.96)	(2.15)	—	(1.93)	(1.93)
Year ended 3-31-2015	20.30	(0.25)	2.13	1.88	—	(2.34)	(2.34)
Year ended 3-31-2014	17.66	(0.27)	3.61	3.34	—	(0.70)	(0.70)
Year ended 3-31-2013	16.42	(0.23)	1.58	1.35	—	(0.11)	(0.11)
Year ended 3-31-2012	16.40	(0.25)	0.74	0.49	—	(0.47)	(0.47)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	16.69	(0.08)	1.19	1.11	—	—	—
Year ended 3-31-2016	20.88	(0.19)	(2.07)	(2.26)	—	(1.93)	(1.93)
Year ended 3-31-2015	21.24	(0.26)	2.25	1.99	—	(2.35)	(2.35)
Year ended 3-31-2014	18.44	(0.26)	3.77	3.51	—	(0.71)	(0.71)
Year ended 3-31-2013	17.11	(0.21)	1.65	1.44	—	(0.11)	(0.11)
Year ended 3-31-2012	17.04	(0.23)	0.77	0.54	—	(0.47)	(0.47)
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	18.54	(0.02)	1.33	1.31	—	—	—
Year ended 3-31-2016	22.92	(0.08)	(2.29)	(2.37)	—	(2.01)	(2.01)
Year ended 3-31-2015	23.02	(0.19)	2.46	2.27	—	(2.37)	(2.37)
Year ended 3-31-2014	19.90	(0.20)	4.09	3.89	—	(0.77)	(0.77)
Year ended 3-31-2013	18.37	(0.14)	1.78	1.64	—	(0.11)	(0.11)
Year ended 3-31-2012	18.17	(0.15)	0.82	0.67	—	(0.47)	(0.47)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	20.15	0.00 *	1.45	1.45	—	—	—
Year ended 3-31-2016	24.77	0.00 *	(2.46)	(2.46)	—	(2.16)	(2.16)
Year ended 3-31-2015	24.60	(0.05)	2.63	2.58	—	(2.41)	(2.41)
Year ended 3-31-2014	21.17	(0.07)	4.36	4.29	—	(0.86)	(0.86)
Year ended 3-31-2013	19.43	(0.04)	1.89	1.85	—	(0.11)	(0.11)
Year ended 3-31-2012	19.07	(0.07)	0.90	0.83	—	(0.47)	(0.47)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	18.65	(0.05)	1.34	1.29	—	—	—
Year ended 3-31-2016	23.08	(0.13)	(2.29)	(2.42)	—	(2.01)	(2.01)
Year ended 3-31-2015	23.18	(0.18)	2.45	2.27	—	(2.37)	(2.37)
Year ended 3-31-2014	20.02	(0.19)	4.12	3.93	—	(0.77)	(0.77)
Year ended 3-31-2013	18.49	(0.15)	1.79	1.64	—	(0.11)	(0.11)
Year ended 3-31-2012	18.27	(0.16)	0.85	0.69	—	(0.47)	(0.47)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	20.22	0.02	1.46	1.48	—	—	—
Year ended 3-31-2016	24.81	0.05	(2.48)	(2.43)	—	(2.16)	(2.16)
Year ended 3-31-2015(6)	24.38	(0.02)	2.84	2.82	—	(2.39)	(2.39)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	19.69	(0.02)	1.42	1.40	—	—	—
Year ended 3-31-2016	24.26	(0.06)	(2.41)	(2.47)	—	(2.10)	(2.10)
Year ended 3-31-2015	24.18	(0.11)	2.58	2.47	—	(2.39)	(2.39)
Year ended 3-31-2014	20.83	(0.12)	4.30	4.18	—	(0.83)	(0.83)
Year ended 3-31-2013	19.17	(0.09)	1.86	1.77	—	(0.11)	(0.11)
Year ended 3-31-2012	18.86	(0.10)	0.88	0.78	—	(0.47)	(0.47)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.
(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

172	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$20.30	7.07%	$530	1.31	%(4)	-0.23	%(4)	1.36	%(4)	-0.28	%(4)	4%
Year ended 3-31-2016	18.96	-10.27	787	1.29		-0.30		—		—		38
Year ended 3-31-2015	23.43	10.73	1,025	1.28		-0.50		1.29		-0.51		35
Year ended 3-31-2014	23.45	20.09	1,558	1.34		-0.63		—		—		43
Year ended 3-31-2013	20.22	9.28	1,160	1.31		-0.52		—		—		32
Year ended 3-31-2012	18.62	4.29	636	1.40		-0.69		—		—		29
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	16.81	6.66	18	2.09	(4)	-1.01	(4)	—		—		4
Year ended 3-31-2016	15.76	-10.95	19	2.05		-1.06		—		—		38
Year ended 3-31-2015	19.84	9.94	24	2.05		-1.26		—		—		35
Year ended 3-31-2014	20.30	19.14	26	2.10		-1.39		—		—		43
Year ended 3-31-2013	17.66	8.27	21	2.21		-1.42		—		—		32
Year ended 3-31-2012	16.42	3.33	17	2.35		-1.63		—		—		29
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	17.80	6.65	239	2.04	(4)	-0.96	(4)	—		—		4
Year ended 3-31-2016	16.69	-10.92	264	2.01		-1.02		—		—		38
Year ended 3-31-2015	20.88	10.00	343	2.01		-1.22		—		—		35
Year ended 3-31-2014	21.24	19.25	295	2.01		-1.31		—		—		43
Year ended 3-31-2013	18.44	8.46	183	2.07		-1.28		—		—		32
Year ended 3-31-2012	17.11	3.50	135	2.14		-1.44		—		—		29
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	19.85	7.06	8	1.30	(4)	-0.22	(4)	1.65	(4)	-0.57	(4)	4
Year ended 3-31-2016	18.54	-10.41	7	1.41		-0.41		1.63		-0.63		38
Year ended 3-31-2015	22.92	10.46	7	1.60		-0.82		1.63		-0.85		35
Year ended 3-31-2014	23.02	19.75	6	1.60		-0.90		1.71		-1.01		43
Year ended 3-31-2013	19.90	8.97	4	1.60		-0.81		1.90		-1.11		32
Year ended 3-31-2012	18.37	4.00	3	1.60		-0.88		1.97		-1.25		29
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	21.60	7.20	1,366	1.05	(4)	0.03	(4)	—		—		4
Year ended 3-31-2016	20.15	-10.00	1,423	1.00		-0.01		—		—		38
Year ended 3-31-2015	24.77	11.09	2,933	0.99		-0.19		—		—		35
Year ended 3-31-2014	24.60	20.52	2,098	0.99		-0.28		—		—		43
Year ended 3-31-2013	21.17	9.57	1,316	1.02		-0.24		—		—		32
Year ended 3-31-2012	19.43	4.65	788	1.05		-0.38		—		—		29
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	19.94	6.92	62	1.62	(4)	-0.54	(4)	—		—		4
Year ended 3-31-2016	18.65	-10.55	71	1.60		-0.61		—		—		38
Year ended 3-31-2015	23.08	10.40	96	1.59		-0.80		—		—		35
Year ended 3-31-2014	23.18	19.83	103	1.59		-0.89		—		—		43
Year ended 3-31-2013	20.02	8.92	77	1.62		-0.82		—		—		32
Year ended 3-31-2012	18.49	4.09	50	1.63		-0.93		—		—		29
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	21.70	7.32	86	0.87	(4)	0.21	(4)	—		—		4
Year ended 3-31-2016	20.22	-9.85	77	0.85		0.24		—		—		38
Year ended 3-31-2015(6)	24.81	12.18	27	0.84	(4)	-0.15	(4)	—		—		35	(7)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	21.09	7.11	374	1.26	(4)	-0.19	(4)	—		—		4
Year ended 3-31-2016	19.69	-10.26	471	1.24		-0.25		—		—		38
Year ended 3-31-2015	24.26	10.82	706	1.23		-0.44		—		—		35
Year ended 3-31-2014	24.18	20.21	694	1.23		-0.53		—		—		43
Year ended 3-31-2013	20.83	9.33	521	1.27		-0.48		—		—		32
Year ended 3-31-2012	19.17	4.44	439	1.25		-0.55		1.30		-0.60		29

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	173

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MID CAP INCOME OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$10.93	$0.09	$0.77	$0.86	$(0.05)	$—		$(0.05)
Year ended 3-31-2016	11.10	0.15	(0.15)	0.00 *	(0.15)	(0.02)		(0.17)
Year ended 3-31-2015(5)	10.00	0.10	1.05	1.15	(0.05)	—	*	(0.05)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	10.91	0.06	0.75	0.81	(0.01)	—		(0.01)
Year ended 3-31-2016	11.10	0.08	(0.16)	(0.08)	(0.09)	(0.02)		(0.11)
Year ended 3-31-2015(5)	10.00	0.05	1.07	1.12	(0.02)	—	*	(0.02)
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	10.93	0.10	0.77	0.87	(0.05)	—		(0.05)
Year ended 3-31-2016	11.11	0.16	(0.16)	0.00 *	(0.16)	(0.02)		(0.18)
Year ended 3-31-2015(5)	10.00	0.09	1.07	1.16	(0.05)	—	*	(0.05)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	10.94	0.13	0.75	0.88	(0.06)	—		(0.06)
Year ended 3-31-2016	11.11	0.19	(0.16)	0.03	(0.18)	(0.02)		(0.20)
Year ended 3-31-2015(5)	10.00	0.10	1.08	1.18	(0.07)	—	*	(0.07)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	10.92	0.07	0.75	0.82	(0.02)	—		(0.02)
Year ended 3-31-2016	11.10	0.11	(0.16)	(0.05)	(0.11)	(0.02)		(0.13)
Year ended 3-31-2015(5)	10.00	0.06	1.07	1.13	(0.03)	—	*	(0.03)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	10.94	0.12	0.76	0.88	(0.06)	—		(0.06)
Year ended 3-31-2016	11.11	0.19	(0.16)	0.03	(0.18)	(0.02)		(0.20)
Year ended 3-31-2015(5)	10.00	0.10	1.08	1.18	(0.07)	—	*	(0.07)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	10.93	0.10	0.76	0.86	(0.05)	—		(0.05)
Year ended 3-31-2016	11.11	0.16	(0.17)	(0.01)	(0.15)	(0.02)		(0.17)
Year ended 3-31-2015(5)	10.00	0.09	1.07	1.16	(0.05)	—	*	(0.05)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from October 1, 2014 (commencement of operations of the class) through March 31, 2015.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(7)	Ratio of expenses to average net assets excluding offering cost was 1.31%.

(8)	Ratio of expenses to average net assets excluding offering cost was 2.03%.

(9)	Ratio of expenses to average net assets excluding offering cost was 1.26%.

(10)	Ratio of expenses to average net assets excluding offering cost was 1.01%.

(11)	Ratio of expenses to average net assets excluding offering cost was 1.76%.

(12)	Ratio of expenses to average net assets excluding offering cost was 1.01%.

(13)	Ratio of expenses to average net assets excluding offering cost was 1.31%.

(14)	Ratio of expenses to average net assets excluding offering cost was 1.16%.

(15)	Ratio of expenses to average net assets excluding offering cost was 1.88%.

(16)	Ratio of expenses to average net assets excluding offering cost was 1.11%.

(17)	Ratio of expenses to average net assets excluding offering cost was 0.86%.

(18)	Ratio of expenses to average net assets excluding offering cost was 1.61%.

(19)	Ratio of expenses to average net assets excluding offering cost was 0.86%.

(20)	Ratio of expenses to average net assets excluding offering cost was 1.16%.

174	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$11.74	7.83%	$85	1.35	%(4)	1.63	%(4)	1.45	%(4)	1.53	%(4)	23%
Year ended 3-31-2016	10.93	0.06	95	1.35	(7)	1.44		1.66		1.13		26
Year ended 3-31-2015(5)	11.10	11.56	43	1.35	(4)(14)	1.83	(4)	1.60	(4)	1.58	(4)	10	(6)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	11.71	7.42	10	2.07	(4)	1.02	(4)	2.15	(4)	0.94	(4)	23
Year ended 3-31-2016	10.91	-0.70	5	2.07	(8)	0.72		2.28		0.51		26
Year ended 3-31-2015(5)	11.10	11.26	3	2.07	(4)(15)	0.98	(4)	2.22	(4)	0.83	(4)	10	(6)
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	11.75	7.94	2	1.28	(4)	1.79	(4)	—		—		23
Year ended 3-31-2016	10.93	0.01	2	1.30	(9)	1.50		1.41		1.39		26
Year ended 3-31-2015(5)	11.11	11.68	2	1.30	(4)(16)	1.70	(4)	1.42	(4)	1.58	(4)	10	(6)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	11.76	8.06	98	1.05	(4)	2.21	(4)	1.13	(4)	2.13	(4)	23
Year ended 3-31-2016	10.94	0.28	8	1.05	(10)	1.76		1.30		1.51		26
Year ended 3-31-2015(5)	11.11	11.81	9	1.05	(4)(17)	1.97	(4)	1.32	(4)	1.70	(4)	10	(6)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	11.72	7.54	2	1.78	(4)	1.29	(4)	—		—		23
Year ended 3-31-2016	10.92	-0.41	2	1.80	(11)	1.00		1.91		0.89		26
Year ended 3-31-2015(5)	11.10	11.38	2	1.80	(4)(18)	1.20	(4)	1.92	(4)	1.08	(4)	10	(6)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	11.76	8.06	4	1.03	(4)	2.04	(4)	—		—		23
Year ended 3-31-2016	10.94	0.28	3	1.05	(12)	1.75		1.16		1.64		26
Year ended 3-31-2015(5)	11.11	11.81	3	1.05	(4)(19)	1.97	(4)	1.18	(4)	1.84	(4)	10	(6)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	11.74	7.83	11	1.35	(4)	1.71	(4)	1.40	(4)	1.66	(4)	23
Year ended 3-31-2016	10.93	-0.03	5	1.35	(13)	1.46		1.58		1.23		26
Year ended 3-31-2015(5)	11.11	11.66	4	1.35	(4)(20)	1.73	(4)	1.57	(4)	1.51	(4)	10	(6)

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	175

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MONEY MARKET FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain on Investments	Total from Investment Operations		Distributions From Net Investment Income		Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$1.00	$0.00	*	$0.00	$0.00	*	$—	*	$—	$—	*
Year ended 3-31-2016	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2015	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2014	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2013	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2012	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2016	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2015	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2014	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2013	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2012	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2016	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2015	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2014	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2013	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2012	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2016	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2015	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2014	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2013	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*
Year ended 3-31-2012	1.00	0.00	*	0.00	0.00	*	—	*	—	—	*

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

176	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$1.00	0.02%	$146	0.58	%(4)	0.02	%(4)	0.65	%(4)	-0.05	%(4)
Year ended 3-31-2016	1.00	0.02	167	0.30		0.02		0.61		-0.29
Year ended 3-31-2015	1.00	0.02	119	0.17		0.02		0.68		-0.49
Year ended 3-31-2014	1.00	0.02	137	0.20		0.02		0.69		-0.47
Year ended 3-31-2013	1.00	0.02	128	0.31		0.02		0.67		-0.34
Year ended 3-31-2012	1.00	0.02	171	0.28		0.02		0.66		-0.36
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	1.00	0.02	5	0.58	(4)	0.02	(4)	1.77	(4)	-1.17	(4)
Year ended 3-31-2016	1.00	0.02	6	0.30		0.02		1.65		-1.33
Year ended 3-31-2015	1.00	0.02	4	0.17		0.02		1.73		-1.54
Year ended 3-31-2014	1.00	0.02	7	0.20		0.02		1.74		-1.52
Year ended 3-31-2013	1.00	0.02	8	0.31		0.02		1.70		-1.37
Year ended 3-31-2012	1.00	0.02	8	0.28		0.02		1.73		-1.43
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	1.00	0.02	36	0.58	(4)	0.02	(4)	1.61	(4)	-1.01	(4)
Year ended 3-31-2016	1.00	0.02	44	0.30		0.02		1.57		-1.25
Year ended 3-31-2015	1.00	0.02	32	0.17		0.02		1.62		-1.43
Year ended 3-31-2014	1.00	0.02	34	0.20		0.02		1.63		-1.41
Year ended 3-31-2013	1.00	0.02	35	0.31		0.02		1.65		-1.32
Year ended 3-31-2012	1.00	0.02	41	0.28		0.02		1.64		-1.34
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	1.00	0.02	7	0.58	(4)	0.02	(4)	0.69	(4)	-0.09	(4)
Year ended 3-31-2016	1.00	0.02	7	0.29		0.02		0.68		-0.37
Year ended 3-31-2015	1.00	0.02	6	0.17		0.02		0.74		-0.55
Year ended 3-31-2014	1.00	0.02	6	0.20		0.02		0.73		-0.51
Year ended 3-31-2013	1.00	0.02	5	0.31		0.02		0.75		-0.42
Year ended 3-31-2012	1.00	0.02	4	0.28		0.02		0.78		-0.48

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	177

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MUNICIPAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$12.13	$0.13	$0.09	$0.22	$(0.13)	$—	$(0.13)
Year ended 3-31-2016	12.07	0.28	0.06	0.34	(0.28)	—	(0.28)
Year ended 3-31-2015	11.74	0.31	0.33	0.64	(0.31)	—	(0.31)
Year ended 3-31-2014	12.19	0.34	(0.45)	(0.11)	(0.34)	—	(0.34)
Year ended 3-31-2013	11.88	0.34	0.31	0.65	(0.34)	—	(0.34)
Year ended 3-31-2012	10.95	0.42	0.93	1.35	(0.42)	—	(0.42)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	12.13	0.09	0.08	0.17	(0.08)	—	(0.08)
Year ended 3-31-2016	12.07	0.19	0.06	0.25	(0.19)	—	(0.19)
Year ended 3-31-2015	11.74	0.22	0.33	0.55	(0.22)	—	(0.22)
Year ended 3-31-2014	12.19	0.25	(0.45)	(0.20)	(0.25)	—	(0.25)
Year ended 3-31-2013	11.88	0.25	0.31	0.56	(0.25)	—	(0.25)
Year ended 3-31-2012	10.95	0.33	0.93	1.26	(0.33)	—	(0.33)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	12.13	0.09	0.09	0.18	(0.09)	—	(0.09)
Year ended 3-31-2016	12.07	0.19	0.06	0.25	(0.19)	—	(0.19)
Year ended 3-31-2015	11.74	0.22	0.33	0.55	(0.22)	—	(0.22)
Year ended 3-31-2014	12.19	0.25	(0.45)	(0.20)	(0.25)	—	(0.25)
Year ended 3-31-2013	11.88	0.25	0.31	0.56	(0.25)	—	(0.25)
Year ended 3-31-2012	10.95	0.33	0.93	1.26	(0.33)	—	(0.33)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	12.13	0.15	0.08	0.23	(0.14)	—	(0.14)
Year ended 3-31-2016	12.07	0.31	0.05	0.36	(0.30)	—	(0.30)
Year ended 3-31-2015	11.74	0.33	0.34	0.67	(0.34)	—	(0.34)
Year ended 3-31-2014	12.19	0.36	(0.45)	(0.09)	(0.36)	—	(0.36)
Year ended 3-31-2013	11.88	0.36	0.31	0.67	(0.36)	—	(0.36)
Year ended 3-31-2012	10.95	0.44	0.93	1.37	(0.44)	—	(0.44)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	12.13	0.13	0.09	0.22	(0.13)	—	(0.13)
Year ended 3-31-2016	12.07	0.28	0.06	0.34	(0.28)	—	(0.28)
Year ended 3-31-2015	11.74	0.31	0.33	0.64	(0.31)	—	(0.31)
Year ended 3-31-2014	12.19	0.34	(0.45)	(0.11)	(0.34)	—	(0.34)
Year ended 3-31-2013	11.88	0.34	0.31	0.65	(0.34)	—	(0.34)
Year ended 3-31-2012	10.95	0.42	0.93	1.35	(0.42)	—	(0.42)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

178	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$12.22	1.82%	$91	0.99	%(4)	2.15	%(4)	—%		—%		1%
Year ended 3-31-2016	12.13	2.87	184	0.99		2.35		—		—		4
Year ended 3-31-2015	12.07	5.51	148	1.01		2.60		—		—		8
Year ended 3-31-2014	11.74	-0.86	113	1.02		2.90		—		—		7
Year ended 3-31-2013	12.19	5.50	133	1.01		2.77		—		—		6
Year ended 3-31-2012	11.88	12.49	97	1.06		3.60		—		—		4
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	12.22	1.44	2	1.75	(4)	1.39	(4)	—		—		1
Year ended 3-31-2016	12.13	2.11	2	1.73		1.62		—		—		4
Year ended 3-31-2015	12.07	4.71	2	1.77		1.87		—		—		8
Year ended 3-31-2014	11.74	-1.63	2	1.79		2.12		—		—		7
Year ended 3-31-2013	12.19	4.72	4	1.75		2.04		—		—		6
Year ended 3-31-2012	11.88	11.67	3	1.81		2.83		—		—		4
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	12.22	1.44	31	1.73	(4)	1.41	(4)	—		—		1
Year ended 3-31-2016	12.13	2.12	31	1.73		1.61		—		—		4
Year ended 3-31-2015	12.07	4.72	24	1.76		1.86		—		—		8
Year ended 3-31-2014	11.74	-1.62	21	1.78		2.12		—		—		7
Year ended 3-31-2013	12.19	4.71	31	1.76		2.03		—		—		6
Year ended 3-31-2012	11.88	11.65	28	1.82		2.85		—		—		4
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	12.22	1.92	115	0.79	(4)	2.34	(4)	—		—		1
Year ended 3-31-2016	12.13	3.09	9	0.78		2.55		—		—		4
Year ended 3-31-2015	12.07	5.73	5	0.80		2.75		—		—		8
Year ended 3-31-2014	11.74	-0.65	2	0.81		3.11		—		—		7
Year ended 3-31-2013	12.19	5.72	2	0.80		2.94		—		—		6
Year ended 3-31-2012	11.88	12.75	1	0.85		3.79		—		—		4
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	12.22	1.82	1	0.99	(4)	2.15	(4)	1.03	(4)	2.11	(4)	1
Year ended 3-31-2016	12.13	2.87	1	0.99		2.35		1.03		2.31		4
Year ended 3-31-2015	12.07	5.52	1	1.01		2.60		1.05		2.56		8
Year ended 3-31-2014	11.74	-0.87	1	1.02		2.89		1.06		2.85		7
Year ended 3-31-2013	12.19	5.49	1	1.01		2.78		1.06		2.73		6
Year ended 3-31-2012	11.88	12.51	1	1.06		3.63		1.11		3.58		4

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	179

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$5.28	$0.11	$0.09	$0.20	$(0.11)	$—	$(0.11)
Year ended 3-31-2016	5.31	0.22	(0.03)	0.19	(0.22)	—	(0.22)
Year ended 3-31-2015	5.03	0.23	0.28	0.51	(0.23)	—	(0.23)
Year ended 3-31-2014	5.47	0.24	(0.42)	(0.18)	(0.24)	(0.02)	(0.26)
Year ended 3-31-2013	5.23	0.21	0.24	0.45	(0.21)	—	(0.21)
Year ended 3-31-2012	4.75	0.25	0.48	0.73	(0.25)	—	(0.25)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	5.28	0.09	0.09	0.18	(0.09)	—	(0.09)
Year ended 3-31-2016	5.31	0.18	(0.03)	0.15	(0.18)	—	(0.18)
Year ended 3-31-2015	5.03	0.19	0.28	0.47	(0.19)	—	(0.19)
Year ended 3-31-2014	5.47	0.20	(0.42)	(0.22)	(0.20)	(0.02)	(0.22)
Year ended 3-31-2013	5.23	0.17	0.24	0.41	(0.17)	—	(0.17)
Year ended 3-31-2012	4.75	0.20	0.49	0.69	(0.21)	—	(0.21)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	5.28	0.09	0.09	0.18	(0.09)	—	(0.09)
Year ended 3-31-2016	5.31	0.18	(0.03)	0.15	(0.18)	—	(0.18)
Year ended 3-31-2015	5.03	0.19	0.28	0.47	(0.19)	—	(0.19)
Year ended 3-31-2014	5.47	0.20	(0.42)	(0.22)	(0.20)	(0.02)	(0.22)
Year ended 3-31-2013	5.23	0.17	0.24	0.41	(0.17)	—	(0.17)
Year ended 3-31-2012	4.75	0.21	0.48	0.69	(0.21)	—	(0.21)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	5.28	0.12	0.09	0.21	(0.12)	—	(0.12)
Year ended 3-31-2016	5.31	0.23	(0.03)	0.20	(0.23)	—	(0.23)
Year ended 3-31-2015	5.03	0.24	0.28	0.52	(0.24)	—	(0.24)
Year ended 3-31-2014	5.47	0.24	(0.42)	(0.18)	(0.24)	(0.02)	(0.26)
Year ended 3-31-2013	5.23	0.22	0.24	0.46	(0.22)	—	(0.22)
Year ended 3-31-2012	4.75	0.25	0.48	0.73	(0.25)	—	(0.25)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	5.28	0.11	0.09	0.20	(0.11)	—	(0.11)
Year ended 3-31-2016	5.31	0.22	(0.03)	0.19	(0.22)	—	(0.22)
Year ended 3-31-2015	5.03	0.23	0.28	0.51	(0.23)	—	(0.23)
Year ended 3-31-2014	5.47	0.24	(0.42)	(0.18)	(0.24)	(0.02)	(0.26)
Year ended 3-31-2013	5.23	0.21	0.24	0.45	(0.21)	—	(0.21)
Year ended 3-31-2012	4.75	0.24	0.49	0.73	(0.25)	—	(0.25)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

180	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$5.37	3.83%	$320	0.86	%(4)	4.17	%(4)	—%		—%		3%
Year ended 3-31-2016	5.28	3.61	389	0.86		4.19		0.88		4.17		4
Year ended 3-31-2015	5.31	10.29	377	0.85		4.46		0.87		4.44		9
Year ended 3-31-2014	5.03	-3.32	366	0.86		4.58		0.87		4.57		21
Year ended 3-31-2013	5.47	8.71	545	0.84		3.91		0.85		3.90		9
Year ended 3-31-2012	5.23	15.62	384	0.87		4.88		0.90		4.85		4
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	5.37	3.43	13	1.62	(4)	3.40	(4)	—		—		3
Year ended 3-31-2016	5.28	2.84	14	1.62		3.43		1.64		3.41		4
Year ended 3-31-2015	5.31	9.44	15	1.62		3.69		1.64		3.67		9
Year ended 3-31-2014	5.03	-4.07	15	1.64		3.82		1.65		3.81		21
Year ended 3-31-2013	5.47	7.86	19	1.62		3.12		1.63		3.11		9
Year ended 3-31-2012	5.23	14.70	12	1.67		4.07		1.70		4.04		4
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	5.37	3.45	229	1.58	(4)	3.44	(4)	—		—		3
Year ended 3-31-2016	5.28	2.87	237	1.58		3.47		1.60		3.45		4
Year ended 3-31-2015	5.31	9.50	238	1.58		3.72		1.60		3.70		9
Year ended 3-31-2014	5.03	-4.04	216	1.60		3.84		1.61		3.83		21
Year ended 3-31-2013	5.47	7.92	323	1.57		3.17		1.59		3.15		9
Year ended 3-31-2012	5.23	14.77	198	1.62		4.12		1.65		4.09		4
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	5.37	3.92	781	0.68	(4)	4.35	(4)	—		—		3
Year ended 3-31-2016	5.28	3.80	701	0.67		4.38		0.69		4.36		4
Year ended 3-31-2015	5.31	10.50	703	0.68		4.62		0.70		4.60		9
Year ended 3-31-2014	5.03	-3.16	586	0.69		4.76		0.70		4.75		21
Year ended 3-31-2013	5.47	8.88	749	0.68		4.06		0.69		4.05		9
Year ended 3-31-2012	5.23	15.82	416	0.70		5.04		0.74		5.00		4
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	5.37	3.83	18	0.86	(4)	4.16	(4)	0.93	(4)	4.09	(4)	3
Year ended 3-31-2016	5.28	3.60	21	0.86		4.19		0.95		4.10		4
Year ended 3-31-2015	5.31	10.35	21	0.85		4.39		0.95		4.29		9
Year ended 3-31-2014	5.03	-3.32	15	0.85		4.52		0.95		4.42		21
Year ended 3-31-2013	5.47	8.71	34	0.84		3.92		0.94		3.82		9
Year ended 3-31-2012	5.23	15.65	26	0.87		4.83		0.99		4.71		4

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	181

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SMALL CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$14.81	$(0.06)	$1.62	$1.56	$—	$—	$—
Year ended 3-31-2016	18.71	(0.14)	(1.43)	(1.57)	—	(2.33)	(2.33)
Year ended 3-31-2015	18.51	(0.14)	1.52	1.38	—	(1.18)	(1.18)
Year ended 3-31-2014	16.33	(0.19)	4.04	3.85	—	(1.67)	(1.67)
Year ended 3-31-2013	14.51	(0.14)	2.35	2.21	—	(0.39)	(0.39)
Year ended 3-31-2012	15.39	(0.17)	(0.21)	(0.38)	—	(0.50)	(0.50)
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	11.57	(0.10)	1.27	1.17	—	—	—
Year ended 3-31-2016	15.28	(0.23)	(1.15)	(1.38)	—	(2.33)	(2.33)
Year ended 3-31-2015	15.47	(0.25)	1.24	0.99	—	(1.18)	(1.18)
Year ended 3-31-2014	13.95	(0.30)	3.42	3.12	—	(1.60)	(1.60)
Year ended 3-31-2013	12.57	(0.25)	2.02	1.77	—	(0.39)	(0.39)
Year ended 3-31-2012	13.56	(0.28)	(0.21)	(0.49)	—	(0.50)	(0.50)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	12.50	(0.10)	1.37	1.27	—	—	—
Year ended 3-31-2016	16.27	(0.21)	(1.23)	(1.44)	—	(2.33)	(2.33)
Year ended 3-31-2015	16.35	(0.23)	1.33	1.10	—	(1.18)	(1.18)
Year ended 3-31-2014	14.63	(0.28)	3.60	3.32	—	(1.60)	(1.60)
Year ended 3-31-2013	13.12	(0.21)	2.11	1.90	—	(0.39)	(0.39)
Year ended 3-31-2012	14.07	(0.24)	(0.21)	(0.45)	—	(0.50)	(0.50)
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	14.70	(0.06)	1.61	1.55	—	—	—
Year ended 3-31-2016	18.60	(0.14)	(1.43)	(1.57)	—	(2.33)	(2.33)
Year ended 3-31-2015	18.43	(0.16)	1.51	1.35	—	(1.18)	(1.18)
Year ended 3-31-2014	16.27	(0.22)	4.03	3.81	—	(1.65)	(1.65)
Year ended 3-31-2013	14.47	(0.15)	2.34	2.19	—	(0.39)	(0.39)
Year ended 3-31-2012	15.36	(0.18)	(0.21)	(0.39)	—	(0.50)	(0.50)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	18.57	(0.05)	2.05	2.00	—	—	—
Year ended 3-31-2016	22.77	(0.09)	(1.77)	(1.86)	(0.01)	(2.33)	(2.34)
Year ended 3-31-2015	22.19	(0.09)	1.85	1.76	—	(1.18)	(1.18)
Year ended 3-31-2014	19.26	(0.15)	4.80	4.65	—	(1.72)	(1.72)
Year ended 3-31-2013	16.98	(0.09)	2.76	2.67	—	(0.39)	(0.39)
Year ended 3-31-2012	17.83	(0.13)	(0.22)	(0.35)	—	(0.50)	(0.50)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	14.63	(0.08)	1.61	1.53	—	—	—
Year ended 3-31-2016	18.55	(0.17)	(1.42)	(1.59)	—	(2.33)	(2.33)
Year ended 3-31-2015	18.41	(0.18)	1.50	1.32	—	(1.18)	(1.18)
Year ended 3-31-2014	16.26	(0.23)	4.02	3.79	—	(1.64)	(1.64)
Year ended 3-31-2013	14.48	(0.17)	2.34	2.17	—	(0.39)	(0.39)
Year ended 3-31-2012	15.38	(0.19)	(0.21)	(0.40)	—	(0.50)	(0.50)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	18.62	(0.03)	2.06	2.03	—	—	—
Year ended 3-31-2016	22.79	(0.06)	(1.77)	(1.83)	(0.01)	(2.33)	(2.34)
Year ended 3-31-2015(6)	20.97	(0.02)	3.02	3.00	—	(1.18)	(1.18)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	17.72	(0.07)	1.95	1.88	—	—	—
Year ended 3-31-2016	21.88	(0.13)	(1.70)	(1.83)	—	(2.33)	(2.33)
Year ended 3-31-2015	21.42	(0.14)	1.78	1.64	—	(1.18)	(1.18)
Year ended 3-31-2014	18.66	(0.20)	4.64	4.44	—	(1.68)	(1.68)
Year ended 3-31-2013	16.50	(0.13)	2.68	2.55	—	(0.39)	(0.39)
Year ended 3-31-2012	17.38	(0.16)	(0.22)	(0.38)	—	(0.50)	(0.50)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

182	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$16.37	10.53%	$228	1.42	%(4)	-0.78	%(4)	—%		—%		19%
Year ended 3-31-2016	14.81	-8.91	325	1.44		-0.80		—		—		43
Year ended 3-31-2015	18.71	8.03	384	1.43		-0.80		—		—		43
Year ended 3-31-2014	18.51	24.27	406	1.43		-1.07		—		—		45
Year ended 3-31-2013	16.33	15.70	281	1.49		-0.97		—		—		38
Year ended 3-31-2012	14.51	-1.98	241	1.50		-1.21		—		—		65
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	12.74	10.11	8	2.24	(4)	-1.62	(4)	—		—		19
Year ended 3-31-2016	11.57	-9.71	8	2.32		-1.69		—		—		43
Year ended 3-31-2015	15.28	7.07	11	2.31		-1.69		—		—		43
Year ended 3-31-2014	15.47	23.14	13	2.34		-1.99		—		—		45
Year ended 3-31-2013	13.95	14.61	11	2.49		-1.96		—		—		38
Year ended 3-31-2012	12.57	-3.07	10	2.57		-2.27		—		—		65
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	13.77	10.16	164	2.07	(4)	-1.45	(4)	—		—		19
Year ended 3-31-2016	12.50	-9.48	166	2.07		-1.43		—		—		43
Year ended 3-31-2015	16.27	7.36	207	2.07		-1.44		—		—		43
Year ended 3-31-2014	16.35	23.43	225	2.08		-1.73		—		—		45
Year ended 3-31-2013	14.63	15.00	189	2.13		-1.61		—		—		38
Year ended 3-31-2012	13.12	-2.67	181	2.17		-1.87		—		—		65
Class E Shares
Six-month period ended 9-30-2016 (unaudited)	16.25	10.54	7	1.44	(4)	-0.82	(4)	1.73	(4)	-1.11	(4)	19
Year ended 3-31-2016	14.70	-8.96	6	1.49		-0.86		1.73		-1.10		43
Year ended 3-31-2015	18.60	7.90	6	1.56		-0.92		1.79		-1.15		43
Year ended 3-31-2014	18.43	24.13	5	1.56		-1.21		1.87		-1.52		45
Year ended 3-31-2013	16.27	15.61	3	1.56		-1.03		2.06		-1.53		38
Year ended 3-31-2012	14.47	-2.05	3	1.56		-1.27		2.08		-1.79		65
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	20.57	10.77	253	1.08	(4)	-0.49	(4)	—		—		19
Year ended 3-31-2016	18.57	-8.59	169	1.06		-0.43		—		—		43
Year ended 3-31-2015	22.77	8.42	214	1.06		-0.43		—		—		43
Year ended 3-31-2014	22.19	24.78	246	1.06		-0.71		—		—		45
Year ended 3-31-2013	19.26	16.13	176	1.07		-0.54		—		—		38
Year ended 3-31-2012	16.98	-1.54	119	1.07		-0.79		—		—		65
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	16.16	10.46	44	1.66	(4)	-1.04	(4)	—		—		19
Year ended 3-31-2016	14.63	-9.10	42	1.66		-1.03		—		—		43
Year ended 3-31-2015	18.55	7.74	45	1.66		-1.02		—		—		43
Year ended 3-31-2014	18.41	23.99	42	1.66		-1.30		—		—		45
Year ended 3-31-2013	16.26	15.45	22	1.67		-1.15		—		—		38
Year ended 3-31-2012	14.48	-2.11	17	1.66		-1.37		—		—		65
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	20.65	10.90	47	0.91	(4)	-0.29	(4)	—		—		19
Year ended 3-31-2016	18.62	-8.46	23	0.91		-0.28		—		—		43
Year ended 3-31-2015(6)	22.79	14.83	22	0.90	(4)	-0.12	(4)	—		—		43	(7)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	19.60	10.61	220	1.31	(4)	-0.70	(4)	—		—		19
Year ended 3-31-2016	17.72	-8.80	205	1.31		-0.67		—		—		43
Year ended 3-31-2015	21.88	8.16	262	1.30		-0.68		—		—		43
Year ended 3-31-2014	21.42	24.45	276	1.30		-0.95		—		—		45
Year ended 3-31-2013	18.66	15.87	220	1.31		-0.79		—		—		38
Year ended 3-31-2012	16.50	-1.75	207	1.32		-1.03		—		—		65

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	183

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SMALL CAP VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$14.38	$0.00 *	$2.39	$2.39	$—	$—	$—
Year ended 3-31-2016	17.47	(0.07)	(0.87)	(0.94)	—	(2.15)	(2.15)
Year ended 3-31-2015	18.32	(0.04)	0.99	0.95	—	(1.80)	(1.80)
Year ended 3-31-2014	17.23	(0.11)	3.55	3.44	(0.07)	(2.28)	(2.35)
Year ended 3-31-2013	14.96	0.02	2.82	2.84	—	(0.57)	(0.57)
Year ended 3-31-2012	18.12	0.00	(1.69)	(1.69)	(0.01)	(1.46)	(1.47)
Class B Shares(4)
Six-month period ended 9-30-2016 (unaudited)	11.92	(0.06)	1.97	1.91	—	—	—
Year ended 3-31-2016	15.01	(0.19)	(0.75)	(0.94)	—	(2.15)	(2.15)
Year ended 3-31-2015	16.10	(0.18)	0.84	0.66	—	(1.75)	(1.75)
Year ended 3-31-2014	15.39	(0.25)	3.14	2.89	(0.02)	(2.16)	(2.18)
Year ended 3-31-2013	13.48	(0.13)	2.50	2.37	—	(0.46)	(0.46)
Year ended 3-31-2012	16.66	(0.15)	(1.57)	(1.72)	—	(1.46)	(1.46)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	12.64	(0.05)	2.10	2.05	—	—	—
Year ended 3-31-2016	15.74	(0.16)	(0.79)	(0.95)	—	(2.15)	(2.15)
Year ended 3-31-2015	16.76	(0.14)	0.89	0.75	—	(1.77)	(1.77)
Year ended 3-31-2014	15.94	(0.21)	3.26	3.05	(0.04)	(2.19)	(2.23)
Year ended 3-31-2013	13.92	(0.08)	2.60	2.52	—	(0.50)	(0.50)
Year ended 3-31-2012	17.09	(0.10)	(1.61)	(1.71)	—	(1.46)	(1.46)
Class E Shares(5)
Six-month period ended 9-30-2016 (unaudited)	14.87	0.02	2.48	2.50	—	—	—
Year ended 3-31-2016	17.93	(0.02)	(0.89)	(0.91)	—	(2.15)	(2.15)
Year ended 3-31-2015	18.76	0.03	1.01	1.04	—	(1.87)	(1.87)
Year ended 3-31-2014	17.59	(0.04)	3.63	3.59	(0.09)	(2.33)	(2.42)
Year ended 3-31-2013	15.25	0.10	2.85	2.95	—	(0.61)	(0.61)
Year ended 3-31-2012	18.43	0.07	(1.71)	(1.64)	(0.08)	(1.46)	(1.54)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	15.42	0.03	2.57	2.60	—	—	—
Year ended 3-31-2016	18.49	0.00 *	(0.92)	(0.92)	—	(2.15)	(2.15)
Year ended 3-31-2015	19.29	0.05	1.04	1.09	—	(1.89)	(1.89)
Year ended 3-31-2014	18.03	(0.02)	3.72	3.70	(0.10)	(2.34)	(2.44)
Year ended 3-31-2013	15.61	0.11	2.94	3.05	—	(0.63)	(0.63)
Year ended 3-31-2012	18.83	0.07	(1.73)	(1.66)	(0.10)	(1.46)	(1.56)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	14.33	(0.02)	2.38	2.36	—	—	—
Year ended 3-31-2016	17.44	(0.10)	(0.86)	(0.96)	—	(2.15)	(2.15)
Year ended 3-31-2015	18.31	(0.06)	0.98	0.92	—	(1.79)	(1.79)
Year ended 3-31-2014	17.23	(0.13)	3.54	3.41	(0.07)	(2.26)	(2.33)
Year ended 3-31-2013(6)	15.24	(0.02)	2.01	1.99	—	—	—
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	15.52	0.04	2.59	2.63	—	—	—
Year ended 3-31-2016	18.56	0.02	(0.91)	(0.89)	—	(2.15)	(2.15)
Year ended 3-31-2015(7)	18.96	0.08	1.36	1.44	—	(1.84)	(1.84)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	15.03	0.01	2.50	2.51	—	—	—
Year ended 3-31-2016	18.12	(0.05)	(0.89)	(0.94)	—	(2.15)	(2.15)
Year ended 3-31-2015	18.94	(0.02)	1.04	1.02	—	(1.84)	(1.84)
Year ended 3-31-2014	17.74	(0.07)	3.66	3.59	(0.08)	(2.31)	(2.39)
Year ended 3-31-2013	15.38	0.01	2.95	2.96	—	(0.60)	(0.60)
Year ended 3-31-2012	18.58	0.04	(1.72)	(1.68)	(0.06)	(1.46)	(1.52)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	Class share is closed to investment.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

184	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$16.77	16.62%	$158		1.53	%(3)	-0.05	%(3)	88%
Year ended 3-31-2016	14.38	-5.11	193		1.56		-0.45		135
Year ended 3-31-2015	17.47	5.74	240		1.54		-0.20		106
Year ended 3-31-2014	18.32	21.10	244		1.57		-0.62		61
Year ended 3-31-2013	17.23	19.49	226		1.66		0.15		52
Year ended 3-31-2012	14.96	-8.06	209		1.67		—		50
Class B Shares(4)
Six-month period ended 9-30-2016 (unaudited)	13.83	16.02	3		2.48	(3)	-0.98	(3)	88
Year ended 3-31-2016	11.92	-5.99	2		2.51		-1.39		135
Year ended 3-31-2015	15.01	4.68	3		2.50		-1.17		106
Year ended 3-31-2014	16.10	19.87	4		2.58		-1.63		61
Year ended 3-31-2013	15.39	18.22	4		2.78		-0.97		52
Year ended 3-31-2012	13.48	-9.09	4		2.78		-1.09		50
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	14.69	16.22	19		2.22	(3)	-0.72	(3)	88
Year ended 3-31-2016	12.64	-5.77	14		2.23		-1.11		135
Year ended 3-31-2015	15.74	5.02	18		2.21		-0.89		106
Year ended 3-31-2014	16.76	20.24	19		2.25		-1.30		61
Year ended 3-31-2013	15.94	18.74	16		2.35		-0.54		52
Year ended 3-31-2012	13.92	-8.80	16		2.40		-0.72		50
Class E Shares(5)
Six-month period ended 9-30-2016 (unaudited)	17.37	16.81	—	*	1.22	(3)	0.28	(3)	88
Year ended 3-31-2016	14.87	-4.80	—	*	1.22		-0.12		135
Year ended 3-31-2015	17.93	6.08	—	*	1.21		0.14		106
Year ended 3-31-2014	18.76	21.56	—	*	1.21		-0.26		61
Year ended 3-31-2013	17.59	20.03	—	*	1.22		0.61		52
Year ended 3-31-2012	15.25	-7.68	—	*	1.23		0.44		50
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	18.02	16.86	128		1.13	(3)	0.40	(3)	88
Year ended 3-31-2016	15.42	-4.71	25		1.12		—	*	135
Year ended 3-31-2015	18.49	6.20	29		1.10		0.26		106
Year ended 3-31-2014	19.29	21.67	26		1.10		-0.15		61
Year ended 3-31-2013	18.03	20.17	19		1.11		0.72		52
Year ended 3-31-2012	15.61	-7.59	16		1.11		0.48		50
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	16.69	16.47	4		1.70	(3)	-0.21	(3)	88
Year ended 3-31-2016	14.33	-5.24	3		1.72		-0.66		135
Year ended 3-31-2015	17.44	5.57	2		1.70		-0.32		106
Year ended 3-31-2014	18.31	20.91	1		1.70		-0.78		61
Year ended 3-31-2013(6)	17.23	13.06	—	*	1.68	(3)	-0.44	(3)	52	(8)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	18.15	16.95	5		0.96	(3)	0.53	(3)	88
Year ended 3-31-2016	15.52	-4.52	4		0.96		0.13		135
Year ended 3-31-2015(7)	18.56	8.17	3		0.96	(3)	0.70	(3)	106	(9)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	17.54	16.70	12		1.37	(3)	0.13	(3)	88
Year ended 3-31-2016	15.03	-4.92	7		1.37		-0.30		135
Year ended 3-31-2015	18.12	5.93	10		1.36		-0.09		106
Year ended 3-31-2014	18.94	21.35	10		1.33		-0.39		61
Year ended 3-31-2013	17.74	19.85	7		1.41		0.05		52
Year ended 3-31-2012	15.38	-7.87	22		1.39		0.28		50

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	185

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY TAX-MANAGED EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$18.68	$(0.04)	$0.86	$0.82	$—	$—	$—
Year ended 3-31-2016	19.31	(0.07)	(0.20)	(0.27)	—	(0.36)	(0.36)
Year ended 3-31-2015	16.84	(0.02)	2.86	2.84	—	(0.37)	(0.37)
Year ended 3-31-2014	14.13	(0.05)	3.23	3.18	—	(0.47)	(0.47)
Year ended 3-31-2013	13.15	0.05	0.99	1.04	(0.06)	—	(0.06)
Year ended 3-31-2012	12.15	(0.03)	1.03	1.00	—	—	—
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	18.03	(0.11)	0.83	0.72	—	—	—
Year ended 3-31-2016	18.73	(0.20)	(0.21)	(0.41)	—	(0.29)	(0.29)
Year ended 3-31-2015	16.45	(0.14)	2.79	2.65	—	(0.37)	(0.37)
Year ended 3-31-2014	13.87	(0.14)	3.15	3.01	—	(0.43)	(0.43)
Year ended 3-31-2013	12.92	(0.03)	0.99	0.96	(0.01)	—	(0.01)
Year ended 3-31-2012	12.01	(0.10)	1.01	0.91	—	—	—
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	17.98	(0.11)	0.82	0.71	—	—	—
Year ended 3-31-2016	18.69	(0.21)	(0.21)	(0.42)	—	(0.29)	(0.29)
Year ended 3-31-2015	16.42	(0.15)	2.79	2.64	—	(0.37)	(0.37)
Year ended 3-31-2014	13.85	(0.15)	3.15	3.00	—	(0.43)	(0.43)
Year ended 3-31-2013	12.91	(0.03)	0.97	0.94	—	—	—
Year ended 3-31-2012	12.01	(0.11)	1.01	0.90	—	—	—
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	18.83	(0.02)	0.87	0.85	—	—	—
Year ended 3-31-2016	19.47	(0.03)	(0.21)	(0.24)	—	(0.40)	(0.40)
Year ended 3-31-2015	16.93	0.02	2.89	2.91	—	(0.37)	(0.37)
Year ended 3-31-2014	14.20	0.00	3.23	3.23	—	(0.50)	(0.50)
Year ended 3-31-2013	13.27	0.09	0.92	1.01	(0.08)	—	(0.08)
Year ended 3-31-2012	12.22	0.00	1.05	1.05	—	—	—
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	18.71	(0.04)	0.85	0.81	—	—	—
Year ended 3-31-2016	19.34	(0.07)	(0.20)	(0.27)	—	(0.36)	(0.36)
Year ended 3-31-2015	16.86	(0.03)	2.88	2.85	—	(0.37)	(0.37)
Year ended 3-31-2014	14.15	(0.04)	3.23	3.19	—	(0.48)	(0.48)
Year ended 3-31-2013	13.16	0.05	1.00	1.05	(0.06)	—	(0.06)
Year ended 3-31-2012	12.15	(0.02)	1.03	1.01	—	—	—

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

186	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$19.50	4.39%	$40	1.20	%(4)	-0.44	%(4)	—%		—%		24%
Year ended 3-31-2016	18.68	-1.51	107	1.22		-0.35		—		—		21
Year ended 3-31-2015	19.31	17.00	71	1.29		-0.13		—		—		36
Year ended 3-31-2014	16.84	22.65	40	1.43		-0.30		—		—		32
Year ended 3-31-2013	14.13	7.91	24	1.14		0.34		1.63		-0.15		26
Year ended 3-31-2012	13.15	8.23	15	1.32		-0.27		1.97		-0.92		26
Class B Shares(5)
Six-month period ended 9-30-2016 (unaudited)	18.75	3.99	1	1.91	(4)	-1.16	(4)	—		—		24
Year ended 3-31-2016	18.03	-2.24	1	1.92		-1.06		—		—		21
Year ended 3-31-2015	18.73	16.25	1	1.95		-0.82		—		—		36
Year ended 3-31-2014	16.45	21.80	1	2.06		-0.92		—		—		32
Year ended 3-31-2013	13.87	7.41	1	1.69		-0.22		2.19		-0.72		26
Year ended 3-31-2012	12.92	7.58	1	1.90		-0.85		2.55		-1.50		26
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	18.69	3.95	5	1.96	(4)	-1.21	(4)	—		—		24
Year ended 3-31-2016	17.98	-2.30	6	2.01		-1.13		—		—		21
Year ended 3-31-2015	18.69	16.21	2	2.01		-0.86		—		—		36
Year ended 3-31-2014	16.42	21.76	2	2.09		-0.96		—		—		32
Year ended 3-31-2013	13.85	7.28	1	1.76		-0.24		2.26		-0.74		26
Year ended 3-31-2012	12.91	7.49	1	1.97		-0.92		2.62		-1.57		26
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	19.68	4.51	71	0.97	(4)	-0.23	(4)	—		—		24
Year ended 3-31-2016	18.83	-1.32	5	0.99		-0.14		—		—		21
Year ended 3-31-2015	19.47	17.33	4	1.04		0.10		—		—		36
Year ended 3-31-2014	16.93	22.91	1	1.15		-0.02		—		—		32
Year ended 3-31-2013	14.20	7.70	1	0.80		0.68		1.30		0.18		26
Year ended 3-31-2012	13.27	8.59	1	1.02		0.03		1.67		-0.62		26
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	19.52	4.33	1	1.20	(4)	-0.45	(4)	1.22	(4)	-0.47	(4)	24
Year ended 3-31-2016	18.71	-1.50	1	1.22		-0.38		1.24		-0.40		21
Year ended 3-31-2015	19.34	17.04	1	1.29		-0.16		—		—		36
Year ended 3-31-2014	16.86	22.56	1	1.41		-0.27		—		—		32
Year ended 3-31-2013	14.15	8.12	1	1.02		0.39		1.51		-0.10		26
Year ended 3-31-2012	13.16	8.31	1	1.25		-0.17		1.90		-0.82		26

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	187

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$19.72	$0.12	$1.16	$1.28	$(0.22)	$—	$(0.22)
Year ended 3-31-2016	23.40	0.14	(1.14)	(1.00)	(0.03)	(2.65)	(2.68)
Year ended 3-31-2015	23.82	0.12	1.25	1.37	(0.06)	(1.73)	(1.79)
Year ended 3-31-2014	20.30	0.07	4.42	4.49	(0.04)	(0.93)	(0.97)
Year ended 3-31-2013	17.57	0.15	2.73	2.88	(0.15)	— *	(0.15)
Year ended 3-31-2012	17.93	0.13	(0.19)	(0.06)	(0.12)	(0.18)	(0.30)
Class B Shares(4)
Six-month period ended 9-30-2016 (unaudited)	18.39	0.03	1.06	1.09	(0.09)	—	(0.09)
Year ended 3-31-2016	22.04	(0.08)	(1.06)	(1.14)	—	(2.51)	(2.51)
Year ended 3-31-2015	22.53	(0.10)	1.19	1.09	—	(1.58)	(1.58)
Year ended 3-31-2014	19.28	(0.12)	4.19	4.07	—	(0.82)	(0.82)
Year ended 3-31-2013	16.72	(0.03)	2.59	2.56	—	— *	— *
Year ended 3-31-2012	17.15	(0.07)	(0.18)	(0.25)	—	(0.18)	(0.18)
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	19.07	0.07	1.11	1.18	(0.13)	—	(0.13)
Year ended 3-31-2016	22.73	(0.01)	(1.11)	(1.12)	—	(2.54)	(2.54)
Year ended 3-31-2015	23.18	(0.05)	1.22	1.17	—	(1.62)	(1.62)
Year ended 3-31-2014	19.80	(0.09)	4.31	4.22	—	(0.84)	(0.84)
Year ended 3-31-2013	17.16	0.02	2.67	2.69	(0.05)	— *	(0.05)
Year ended 3-31-2012	17.53	0.00	(0.17)	(0.17)	(0.02)	(0.18)	(0.20)
Class E Shares(5)
Six-month period ended 9-30-2016 (unaudited)	19.81	0.16	1.14	1.30	(0.25)	—	(0.25)
Year ended 3-31-2016	23.49	0.19	(1.14)	(0.95)	(0.04)	(2.69)	(2.73)
Year ended 3-31-2015	23.90	0.17	1.27	1.44	(0.10)	(1.75)	(1.85)
Year ended 3-31-2014	20.36	0.11	4.44	4.55	(0.09)	(0.92)	(1.01)
Year ended 3-31-2013	17.61	0.20	2.74	2.94	(0.19)	— *	(0.19)
Year ended 3-31-2012	18.03	0.18	(0.19)	(0.01)	(0.23)	(0.18)	(0.41)
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	19.81	0.21	1.11	1.32	(0.27)	—	(0.27)
Year ended 3-31-2016	23.50	0.20	(1.13)	(0.93)	(0.05)	(2.71)	(2.76)
Year ended 3-31-2015	23.90	0.19	1.28	1.47	(0.11)	(1.76)	(1.87)
Year ended 3-31-2014	20.36	0.14	4.44	4.58	(0.11)	(0.93)	(1.04)
Year ended 3-31-2013	17.61	0.22	2.74	2.96	(0.21)	— *	(0.21)
Year ended 3-31-2012	18.05	0.21	(0.20)	0.01	(0.27)	(0.18)	(0.45)
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	19.70	0.11	1.14	1.25	(0.18)	—	(0.18)
Year ended 3-31-2016	23.37	0.08	(1.13)	(1.05)	(0.01)	(2.61)	(2.62)
Year ended 3-31-2015	23.79	0.05	1.26	1.31	(0.01)	(1.72)	(1.73)
Year ended 3-31-2014	20.28	0.01	4.41	4.42	(0.01)	(0.90)	(0.91)
Year ended 3-31-2013(6)	18.17	0.04	2.07	2.11	—	—	—
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	19.87	0.20	1.13	1.33	(0.29)	—	(0.29)
Year ended 3-31-2016	23.56	0.25	(1.15)	(0.90)	(0.06)	(2.73)	(2.79)
Year ended 3-31-2015(7)	24.96	0.18	0.25	0.43	(0.10)	(1.73)	(1.83)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	19.77	0.15	1.14	1.29	(0.23)	—	(0.23)
Year ended 3-31-2016	23.45	0.15	(1.13)	(0.98)	(0.03)	(2.67)	(2.70)
Year ended 3-31-2015	23.86	0.14	1.26	1.40	(0.07)	(1.74)	(1.81)
Year ended 3-31-2014	20.33	0.09	4.43	4.52	(0.06)	(0.93)	(0.99)
Year ended 3-31-2013	17.59	0.17	2.75	2.92	(0.18)	— *	(0.18)
Year ended 3-31-2012	17.99	0.14	(0.17)	(0.03)	(0.19)	(0.18)	(0.37)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	Class share is closed to investment.

(6)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

188	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2016 (unaudited)	$20.78	6.53%	$106		1.36	%(3)	1.14	%(3)	32%
Year ended 3-31-2016	19.72	-4.60	247		1.30		0.61		55
Year ended 3-31-2015	23.40	5.71	295		1.27		0.48		82
Year ended 3-31-2014	23.82	22.44	248		1.31		0.30		58
Year ended 3-31-2013	20.30	16.59	156		1.43		0.82		57
Year ended 3-31-2012	17.57	-0.13	106		1.53		0.77		54
Class B Shares(4)
Six-month period ended 9-30-2016 (unaudited)	19.39	5.97	3		2.40	(3)	0.27	(3)	32
Year ended 3-31-2016	18.39	-5.54	3		2.27		-0.38		55
Year ended 3-31-2015	22.04	4.80	4		2.18		-0.43		82
Year ended 3-31-2014	22.53	21.35	6		2.17		-0.57		58
Year ended 3-31-2013	19.28	15.40	5		2.43		-0.16		57
Year ended 3-31-2012	16.72	-1.34	3		2.78		-0.47		54
Class C Shares
Six-month period ended 9-30-2016 (unaudited)	20.12	6.20	17		1.99	(3)	0.68	(3)	32
Year ended 3-31-2016	19.07	-5.25	18		1.98		-0.06		55
Year ended 3-31-2015	22.73	5.00	22		1.97		-0.22		82
Year ended 3-31-2014	23.18	21.64	14		2.01		-0.41		58
Year ended 3-31-2013	19.80	15.77	9		2.13		0.12		57
Year ended 3-31-2012	17.16	-0.85	8		2.25		0.02		54
Class E Shares(5)
Six-month period ended 9-30-2016 (unaudited)	20.86	6.65	—	*	1.10	(3)	1.59	(3)	32
Year ended 3-31-2016	19.81	-4.34	—	*	1.06		0.86		55
Year ended 3-31-2015	23.49	5.98	—	*	1.05		0.70		82
Year ended 3-31-2014	23.90	22.73	—	*	1.09		0.51		58
Year ended 3-31-2013	20.36	16.93	—	*	1.14		1.11		57
Year ended 3-31-2012	17.61	0.26	—	*	1.18		1.08		54
Class I Shares
Six-month period ended 9-30-2016 (unaudited)	20.86	6.72	147		1.01	(3)	2.04	(3)	32
Year ended 3-31-2016	19.81	-4.28	7		0.97		0.90		55
Year ended 3-31-2015	23.50	6.13	15		0.94		0.79		82
Year ended 3-31-2014	23.90	22.85	5		0.99		0.63		58
Year ended 3-31-2013	20.36	17.03	4		1.02		1.21		57
Year ended 3-31-2012	17.61	0.38	3		1.06		1.25		54
Class R Shares
Six-month period ended 9-30-2016 (unaudited)	20.77	6.39	—	*	1.59	(3)	1.10	(3)	32
Year ended 3-31-2016	19.70	-4.82	—	*	1.56		0.36		55
Year ended 3-31-2015	23.37	5.45	—	*	1.54		0.21		82
Year ended 3-31-2014	23.79	22.13	1		1.57		0.03		58
Year ended 3-31-2013(6)	20.28	11.61	—	*	1.55	(3)	0.73	(3)	57	(8)
Class R6 Shares
Six-month period ended 9-30-2016 (unaudited)	20.91	6.78	7		0.85	(3)	1.99	(3)	32
Year ended 3-31-2016	19.87	-4.12	2		0.81		1.14		55
Year ended 3-31-2015(7)	23.56	1.72	1		0.79	(3)	1.11	(3)	82	(9)
Class Y Shares
Six-month period ended 9-30-2016 (unaudited)	20.83	6.60	3		1.20	(3)	1.46	(3)	32
Year ended 3-31-2016	19.77	-4.51	2		1.22		0.65		55
Year ended 3-31-2015	23.45	5.84	3		1.20		0.58		82
Year ended 3-31-2014	23.86	22.56	2		1.22		0.40		58
Year ended 3-31-2013	20.33	16.78	2		1.27		0.97		57
Year ended 3-31-2012	17.59	0.09	2		1.31		0.86		54

See Accompanying Notes to Financial Statements.

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NOTES TO FINANCIAL STATMENTS	IVY FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund (each, a “Fund”) are 25 series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A and Class C shares. Each Fund (excluding Ivy Mid Cap Income Opportunities Fund) offers Class B shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Class C shares are not available for direct investment in the Ivy Money Market Fund. Class C shares of Ivy Money Market Fund will continue to be available for dividend reinvestment and exchanges from Class C shares of another fund within Ivy Funds. Certain Funds may also offer Class E, Class I, Class R, Class R6 and/or Class Y shares. Class E shares are closed for all investments in the Ivy Emerging Markets Equity Fund, Ivy European Opportunities Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Small Cap Value Fund and Ivy Value Fund. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class R, Class R6 and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have a distribution and service plan. Class I shares and Class R6 shares are not included in the plan. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition,

190	SEMIANNUAL REPORT	2016

each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield and non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

2016	SEMIANNUAL REPORT	191

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the London Interbank Offered Rate (“LIBOR”) or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Fund’s investment subadviser, as applicable, consider advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

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Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

New Rule Issuance. In July 2014, the SEC issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Funds’ financial statements and related disclosures.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Investments in Ivy Money Market Fund are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Short-term securities with maturities of 60 days or less held in all Funds (with the exception of Ivy Money Market Fund) are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

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The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
•	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided

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by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

2016	SEMIANNUAL REPORT	195

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of September 30, 2016, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Ivy Cundill Global Value Fund, Ivy Emerging Markets Equity Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy High Income Fund and Ivy International Core Equity Fund enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Ivy Bond Fund, Ivy Municipal Bond Fund and Ivy Municipal High Income Fund invest in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The

196	SEMIANNUAL REPORT	2016

proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument. Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy International Core Equity Fund, Ivy Mid Cap Growth Fund and Ivy Value Fund purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. Certain Funds may invest in swap agreements. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Payments received or made by the Fund are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

Total return swaps involve a commitment to pay or receive periodic interest payments in exchange for a market-linked return based on a security or a basket of securities including a variety of securities or representing a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Ivy High Income Fund and Ivy Small Cap Growth Fund enter into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral and rights of offset. A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other with collateral, which is generally held by the Fund’s custodian or broker. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

2016	SEMIANNUAL REPORT	197

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of September 30, 2016:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Ivy Cundill Global Value Fund
Unrealized appreciation on forward foreign currency contracts(1)	$41	$—	$41	$(41)	$—	$—	$—
Ivy Emerging Markets Equity Fund
Unrealized appreciation on forward foreign currency contracts	$213	$—	$213	$—	$—	$—	$213
Ivy European Opportunities Fund
Unrealized appreciation on forward foreign currency contracts	$174	$—	$174	$—	$—	$—	$174
Ivy Global Bond Fund
Unrealized appreciation on forward foreign currency contracts	$22	$—	$22	$—	$—	$—	$22
Ivy Global Equity Income Fund
Unrealized appreciation on forward foreign currency contracts	$369	$—	$369	$—	$—	$—	$369
Ivy Global Growth Fund
Unrealized appreciation on forward foreign currency contracts	$53	$—	$53	$—	$—	$—	$53
Ivy Global Income Allocation Fund
Unrealized appreciation on forward foreign currency contracts	$286	$—	$286	$—	$—	$(163)	$123
Ivy High Income Fund
Unrealized appreciation on forward foreign currency contracts(1)	$1,058	$—	$1,058	$(421)	$—	$(451)	$186
Ivy International Core Equity Fund
Unrealized appreciation on forward foreign currency contracts	$488	$—	$488	$—	$—	$—	$488
Ivy Mid Cap Growth Fund
Investments in unaffiliated securities at value*	$3,424	$—	$3,424	$(668)	$(2,756)	$—	$—
Ivy Small Cap Growth Fund
Unrealized appreciation on swap agreements	$2,259	$—	$2,259	$—	$(1,702)	$—	$557

*	Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.

(1)	Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities sold receivable.

198	SEMIANNUAL REPORT	2016

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Ivy Cundill Global Value Fund
Unrealized depreciation on forward foreign currency contracts(1)	$90	$—	$90	$(41)	$(32)	$—	$17
Ivy Emerging Markets Equity Fund
Unrealized depreciation on forward foreign currency contracts	$362	$—	$362	$—	$—	$(362)	$—
Written Options at value	1,968	—	1,968	—	—	(1,968)	—
Total	$2,330	$—	$2,330	$—	$—	$(2,330)	$—
Ivy High Income Fund
Unrealized depreciation on forward foreign currency contracts(1)	$4,482	$—	$4,482	$(421)	$—	$(3,920)	$141
Ivy Mid Cap Growth Fund
Written Options at value	$15,343	$—	$15,343	$(668)	$(14,619)	$—	$56

(1)	Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities purchased payable.

2016	SEMIANNUAL REPORT	199

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of September 30, 2016:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Bond Fund	Interest rate	Unrealized appreciation on futures contracts*	$267	Unrealized depreciation on futures contracts*	$171
Ivy Cundill Global Value Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	24	Unrealized depreciation on forward foreign currency contracts	79
Ivy Emerging Markets Equity Fund	Equity		—	Written options at value	1,968
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	213	Unrealized depreciation on forward foreign currency contracts	362
Ivy European Opportunities Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	174		—
Ivy Global Bond Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	22		—
Ivy Global Equity Income Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	369		—
Ivy Global Growth Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	53		—
Ivy Global Income Allocation Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	286		—
Ivy High Income Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	210		—
Ivy International Core Equity Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	488		—
Ivy Mid Cap Growth Fund	Equity	Investments in unaffiliated securities at value**	4,053	Written options at value	15,435
Ivy Municipal Bond Fund	Interest rate	Unrealized appreciation on futures contracts*	77		—
Ivy Municipal High Income Fund	Interest rate	Unrealized appreciation on futures contracts*	637		—
Ivy Small Cap Growth Fund	Equity	Unrealized appreciation on swap agreements	2,259		—
Ivy Value Fund	Equity		—	Written options at value	87

*	The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of period ended September 30, 2016.

**	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

200	SEMIANNUAL REPORT	2016

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended September 30, 2016:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Bond Fund	Interest rate	$—	$—	$(637)	$—	$—	$(637)
Ivy Cundill Global Value Fund	Foreign currency	—	—	—	—	(2,174)	(2,174)
Ivy Emerging Markets Equity Fund	Equity	(1,429)	—	—	2,518	—	1,089
	Foreign currency	—	—	—	—	(274)	(274)
Ivy European Opportunities Fund	Foreign currency	—	—	—	—	1,896	1,896
Ivy Global Bond Fund	Foreign currency	—	—	—	—	211	211
Ivy Global Equity Income Fund	Equity	(2)	—	—	—	—	(2)
	Foreign currency	—	—	—	—	2,501	2,501
Ivy Global Growth Fund	Foreign currency	—	—	—	—	(330)	(330)
Ivy Global Income Allocation Fund	Equity	687	—	—	483	—	1,170
	Foreign currency	—	—	—	—	2,626	2,626
Ivy High Income Fund	Foreign currency	—	—	—	—	145	145
	Interest Rate	—	1,269	—	—	—	1,269
Ivy International Core Equity Fund	Equity	—	—	—	(174)	—	(174)
	Foreign currency	—	—	—	—	32,258	32,258
Ivy Mid Cap Growth Fund	Equity	(11,267)	—	—	(199)	—	(11,466)
Ivy Municipal Bond Fund	Interest rate	—	—	(48)	—	—	(48)
Ivy Municipal High Income Fund	Interest rate	—	—	(400)	—	—	(400)
Ivy Small Cap Growth Fund	Equity	—	2,998	—	—	—	2,998
Ivy Value Fund	Equity	(68)	—	—	627	—	559

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended September 30, 2016:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Bond Fund	Interest rate	$—	$—	$(5)	$—	$—	$(5)
Ivy Cundill Global Value Fund	Foreign currency	—	—	—	—	1,616	1,616
Ivy Emerging Markets Equity Fund	Equity	(1,212)	—	—	(1,448)	—	(2,660)
	Foreign currency	—	—	—	—	(546)	(546)
Ivy European Opportunities Fund	Foreign currency	—	—	—	—	147	147
Ivy Global Bond Fund	Foreign currency	—	—	—	—	6	6
Ivy Global Equity Income Fund	Foreign currency	—	—	—	—	448	448
Ivy Global Growth Fund	Foreign currency	—	—	—	—	53	53
Ivy Global Income Allocation Fund	Equity	(247)	—	—	(337)	—	584
	Foreign currency	—	—	—	—	374	374
Ivy High Income Fund	Foreign currency	—	—	—	—	282	282
	Interest Rate	—	(107)	—	—	—	(107)
Ivy International Core Equity Fund	Equity	—	—	—	126	—	126
	Foreign currency	—	—	—	—	2,364	2,364

2016	SEMIANNUAL REPORT	201

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Mid Cap Growth Fund	Equity	$6,104	$—	$—	$(2,107)	$—	$3,997
Ivy Municipal Bond Fund	Interest rate	—	—	77	—	—	77
Ivy Municipal High Income Fund	Interest rate	—	—	637	—	—	637
Ivy Small Cap Growth Fund	Equity	—	3,125	—	—	—	3,125
Ivy Value Fund	Equity	—	—	—	557	—	557

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended September 30, 2016, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)	Written options(1)
Ivy Bond Fund	$—	$27,297	$28,051	$—	$—	$—
Ivy Cundill Global Value Fund	473	—	—	—	—	—
Ivy Emerging Markets Equity Fund	164	—	—	—	658	2,084
Ivy European Opportunities Fund	226	—	—	—	—	—
Ivy Global Bond Fund	32	—	—	—	—	—
Ivy Global Equity Income Fund	340	—	—	—	—	—
Ivy Global Growth Fund	7	—	—	—	—	—
Ivy Global Income Allocation Fund	354	—	—	—	267	42
Ivy High Income Fund	115	—	—	9,000	—	—
Ivy International Core Equity Fund	2,680	—	—	—	—	40
Ivy Mid Cap Growth Fund	—	—	—	—	1,439	12,928
Ivy Municipal Bond Fund	—	—	2,788	—	—	—
Ivy Municipal High Income Fund	—	—	23,692	—	—	—
Ivy Small Cap Growth Fund	—	—	—	25,743	—	—
Ivy Value Fund	—	—	—	—	1	486

(1)	Average value outstanding during the period.

(2)	Average notional amount outstanding during the period.

5.	WRITTEN OPTION ACTIVITY ($ amounts in thousands)

Transactions in written options were as follows:

Fund	Outstanding at 3-31-16	Options written	Options closed	Options exercised	Options expired	Outstanding at 9-30-16
Ivy Emerging Markets Equity Fund
Number of Contracts	34,037	2,333,677	(2,348,102)	—	(17,612)	2,000
Premium Received	$4,546	$4,874	$(5,561)	$—	$(1,849)	$2,010

Ivy Global Equity Income Fund
Number of Contracts	N/A	250	—	(250)	—	N/A
Premium Received	N/A	$1,162	$—	$(1,162)	$—	N/A

Ivy Global Income Allocation Fund
Number of Contracts	4,900	2,850	(4,900)	(350)	(2,500)	N/A
Premium Received	$523	$1,674	$(523)	$(1,627)	$(47)	N/A

Ivy International Core Equity Fund
Number of Contracts	876,000	—	(876,000)	—	—	N/A
Premium Received	$155	$—	$(155)	$—	$—	N/A

Ivy Mid Cap Growth Fund
Number of Contracts	3,093	35,807	(17,767)	—	(9,113)	12,020
Premium Received	$8,982	$24,667	$(18,976)	$—	$(1,529)	$13,144

Ivy Value Fund
Number of Contracts	3,353	6,977	(1,223)	(2,980)	(4,674)	1,453
Premium Received	$1,001	$1,004	$(527)	$(734)	$(620)	$124

202	SEMIANNUAL REPORT	2016

6.	BASIS FOR CONSOLIDATION OF THE IVY EMERGING MARKETS EQUITY FUND

Ivy EME, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Emerging Markets Equity Fund (referred to as “the Fund” in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2016 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy EME, Ltd.	1-31-13	4-10-13	$593,107	$349	0.06%

7.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $250M	$250 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	$6,000 to $10,000M	$10,000 to $15,000M	$15,000 to $20,000M	Over $20,000M
Ivy Bond Fund	0.525%	0.525%	0.500%	0.450%	0.400%	0.400%	0.400%	0.395%	0.395%	0.390%	0.390%	0.390%
Ivy Core Equity Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.525	0.500	0.490	0.490	0.490
Ivy Cundill Global Value Fund	1.000	1.000	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.700	0.700	0.700
Ivy Dividend Opportunities Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.540	0.540	0.530	0.530	0.530
Ivy Emerging Markets Equity Fund	1.000	1.000	0.850	0.830	0.830	0.800	0.760	0.755	0.755	0.750	0.750	0.750
Ivy European Opportunities Fund	0.900	0.850	0.750	0.750	0.750	0.740	0.740	0.720	0.720	0.710	0.710	0.710
Ivy Global Bond Fund	0.625	0.625	0.600	0.550	0.500	0.500	0.500	0.490	0.490	0.480	0.480	0.480
Ivy Global Equity Income Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.545	0.545	0.540	0.540	0.540
Ivy Global Growth Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.700	0.695	0.695	0.690	0.690	0.690
Ivy Global Income Allocation Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.545	0.545	0.540	0.540	0.540
Ivy High Income Fund	0.625	0.625	0.600	0.550	0.500	0.500	0.500	0.500	0.500	0.490	0.490	0.480
Ivy International Core Equity Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.700	0.690	0.690	0.680	0.680	0.680
Ivy Large Cap Growth Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.545	0.545	0.540	0.540	0.540

2016	SEMIANNUAL REPORT	203

Fund (M - Millions)	$0 to $250M	$250 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	$6,000 to $10,000M	$10,000 to $15,000M	$15,000 to $20,000M	Over $20,000M
Ivy Limited-Term Bond Fund	0.500	0.500	0.450	0.400	0.350	0.350	0.350	0.340	0.340	0.330	0.330	0.330
Ivy Managed International Opportunities Fund	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050
Ivy Micro Cap Growth Fund	0.950	0.950	0.950	0.930	0.930	0.900	0.860	0.830	0.830	0.800	0.800	0.800
Ivy Mid Cap Growth Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.700	0.670	0.670
Ivy Mid Cap Income Opportunities Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.700	0.670	0.670
Ivy Money Market Fund	0.350	0.350	0.350	0.300	0.300	0.300	0.300	0.300	0.300	0.300	0.300	0.300
Ivy Municipal Bond Fund	0.525	0.525	0.500	0.450	0.400	0.400	0.400	0.395	0.395	0.390	0.385	0.385
Ivy Municipal High Income Fund	0.525	0.525	0.500	0.450	0.400	0.400	0.400	0.395	0.395	0.390	0.385	0.385
Ivy Small Cap Growth Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.720	0.720	0.720
Ivy Small Cap Value Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.720	0.720	0.720
Ivy Tax-Managed Equity Fund	0.650	0.650	0.650	0.600	0.600	0.550	0.500	0.495	0.495	0.490	0.490	0.490
Ivy Value Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.545	0.545	0.540	0.540	0.540

For the period from May 18, 2009 to September 30, 2016, IICO voluntarily agreed to reduce the management fee paid to 0.485%, on an annual basis, of net assets for any day that Ivy Municipal High Income Fund’s net assets are below $500 million.

For Funds managed solely by IICO, IICO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers below for amounts waived during the period ended September 30, 2016.

IICO has entered into Subadvisory Agreements with the following entities on behalf of certain Funds:

Under an agreement between IICO and Mackenzie Financial Corporation (“Mackenzie”), Mackenzie serves as subadviser to Ivy Cundill Global Value Fund. Under an agreement between IICO and Advantus Capital Management, Inc. (“Advantus”), Advantus serves as subadviser to Ivy Bond Fund. Each subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of IICO and the oversight of the Board. IICO pays all applicable costs of the subadvisers.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund, other than Ivy Managed International Opportunities Fund, pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

204	SEMIANNUAL REPORT	2016

Under the Accounting and Administrative Services Agreement for the Ivy Managed International Opportunities Fund, the Fund pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.000	$5.748	$11.550	$17.748	$24.198	$31.602	$41.250	$48.150	$60.798	$74.250

In addition, for each class of shares in excess of one, the Ivy Managed International Opportunities Fund pays WISC a monthly per-class fee equal to 1.25% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. Ivy Money Market Fund pays a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. Ivy Limited-Term Bond Fund Class A, which also has check writing privileges, pays $0.75 for each shareholder check processed in the prior month. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class R6 shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund, other than Ivy Money Market Fund, may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay IDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of

2016	SEMIANNUAL REPORT	205

Class B, Class C or certain Class A and Class E shares and is paid to IDI. During the period ended September 30, 2016, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC							Commissions Paid(1)
		Class A		Class B		Class C		Class E
Ivy Bond Fund	$115	$4		$6		$2		$—	$109
Ivy Core Equity Fund	132	2		9		3		—	125
Ivy Cundill Global Value Fund	26	—	*	1		—	*	—	25
Ivy Dividend Opportunities Fund	61	—	*	6		2		—	53
Ivy Emerging Markets Equity Fund	95	—	*	3		2		—	105
Ivy European Opportunities Fund	30	1		—	*	3		—	26
Ivy Global Bond Fund	12	1		5		2		N/A	14
Ivy Global Equity Income Fund	51	—	*	1		2		N/A	52
Ivy Global Growth Fund	36	—	*	2		1		—	36
Ivy Global Income Allocation Fund	78	2		8		3		—	78
Ivy High Income Fund	601	4		92		45		—	717
Ivy International Core Equity Fund	183	3		6		28		—	264
Ivy Large Cap Growth Fund	263	10		8		4		—	259
Ivy Limited-Term Bond Fund	588	30		21		5		—	595
Ivy Managed International Opportunities Fund	30	—	*	—	*	—	*	—	28
Ivy Micro Cap Growth Fund	49	—		1		1		N/A	42
Ivy Mid Cap Growth Fund	118	1		16		12		—	136
Ivy Mid Cap Income Opportunities Fund	165	1		N/A		—	*	—	166
Ivy Money Market Fund	—	2		6		3		—	—
Ivy Municipal Bond Fund	46	1		1		1		N/A	48
Ivy Municipal High Income Fund	110	1		14		5		N/A	167
Ivy Small Cap Growth Fund	87	1		5		1		—	88
Ivy Small Cap Value Fund	75	—	*	1		—	*	—	77
Ivy Tax-Managed Equity Fund	23	6		—	*	1		N/A	26
Ivy Value Fund	30	1		2		1		—	27

*	Not shown due to rounding.

(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. Fund and class expense limitations and related waivers/reimbursements for the period ended September 30, 2016 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement	Expense Reduced
Ivy Bond Fund	Class E	Contractual	1-31-2011	7-31-2017	1.05%	$4	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—	N/A
Ivy Core Equity Fund	Class A	Contractual	1-11-2013	7-31-2017	1.15%	$119	12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2017	1.13%(5)	$12	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	1-11-2013	7-31-2017	0.84%	$112	Shareholder Servicing
	Class Y	Contractual	1-11-2013	7-31-2017	0.84%	$155	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—	N/A

206	SEMIANNUAL REPORT	2016

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Cundill Global Value Fund	All Classes	Contractual	12-3-2012	7-31-2017	N/A	$145	(1)	Investment Management Fee
	All Classes	Voluntary	N/A	N/A	Reduction of Investment Management Fee	$21	(2)	Investment Management Fee
	Class E	Contractual	8-1-2008	7-31-2017	1.31%(5)	$2		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A
Ivy Dividend Opportunities Fund	Class E	Contractual	8-1-2008	7-31-2017	1.13%(5)	$10		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A
Ivy Emerging Markets Equity Fund	Class A	Contractual	3-17-2014	7-31-2017	1.58%(5)	$261		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	3-17-2014	7-31-2017	2.50%	$7		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	3-17-2014	7-31-2017	Not to exceed Class A	$—		N/A
Ivy European Opportunities Fund	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A
Ivy Global Bond Fund	All Classes	Contractual	6-2-2008	7-31-2017	N/A	$28	(3)	Investment Management Fee
	Class A	Contractual	6-2-2008	7-31-2017	0.99%	$150		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	6-2-2008	7-31-2017	1.74%	$6		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	6-2-2008	7-31-2017	1.74%	$18		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	6-2-2008	7-31-2017	0.74%	$53		Shareholder Servicing
	Class Y	Contractual	6-2-2008	7-31-2017	0.99%	$2		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A
Ivy Global Equity Income Fund	Class A	Contractual	6-4-2012	7-31-2017	1.30%	$71		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	6-4-2012	7-31-2017	0.94%	$55		Shareholder Servicing
	Class Y	Contractual	6-4-2012	7-31-2017	1.19%	$1		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	6-4-2012	7-31-2017	Not to exceed Class A	$—		N/A
Ivy Global Growth Fund	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A
Ivy Global Income Allocation Fund	Class E	Contractual	6-4-2012	7-31-2017	1.33%	$4		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	6-4-2012	7-31-2017	1.17%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A
Ivy High Income Fund	Class E	Contractual	8-1-2008	7-31-2017	1.19%(5)	$5		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A

2016	SEMIANNUAL REPORT	207

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy International Core Equity Fund	Class E	Contractual	8-1-2008	7-31-2017	1.31%(5)	$9		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A
Ivy Large Cap Growth Fund	Class A	Contractual	6-1-2006	7-31-2017	1.15%	$127		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2017	1.15%	$13		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	6-13-2011	7-31-2017	0.88%	$37		Shareholder Servicing
	Class Y	Contractual	6-1-2006	7-31-2017	1.06%	$36		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A
Ivy Limited-Term Bond Fund	Class E	Contractual	8-1-2010	7-31-2017	0.98%(5)	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$1		12b-1 Fees and/or Shareholder Servicing
Ivy Managed International Opportunities Fund	Class A	Contractual	3-17-2014	7-31-2017	0.49%	$—		N/A
	Class B	Contractual	3-17-2014	7-31-2017	1.40%	$1		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	3-17-2014	7-31-2017	1.29%	$—		N/A
	Class E	Contractual	3-17-2014	7-31-2017	0.39%	$—		N/A
	Class I	Contractual	3-17-2014	7-31-2017	0.16%	$—		N/A
	Class R	Contractual	3-17-2014	7-31-2017	0.72%	$—		N/A
	Class Y	Contractual	3-17-2014	7-31-2017	0.38%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	3-17-2014	7-31-2017	Not to exceed Class A	$—		N/A
Ivy Micro Cap Growth Fund	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A
Ivy Mid Cap Growth Fund	Class A	Contractual	8-1-2014	7-31-2017	1.31%	$186		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2017	1.30%	$13		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed	$—		N/A
Ivy Mid Cap Income Opportunities Fund	All Classes	Contractual	10-1-2014	7-31-2017	N/A	$—		Investment Management Fee
	Class A	Contractual	10-1-2014	7-31-2017	1.35%	$50		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	10-1-2014	7-31-2017	2.07%	$3		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	10-1-2014	7-31-2017	1.30%	$—		N/A
	Class I	Contractual	10-1-2014	7-31-2017	1.05%	$22		Shareholder Servicing
	Class R	Contractual	10-1-2014	7-31-2017	1.80%	$—		N/A
	Class R6	Contractual	10-1-2014	7-31-2017	1.05%	$—		N/A
	Class Y	Contractual	10-1-2014	7-31-2017	1.35%	$1		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	10-1-2014	7-31-2017	Not to exceed Class A	$—		N/A

208	SEMIANNUAL REPORT	2016

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Money Market Fund	Class A	Voluntary	N/A	N/A	To maintain minimum yield(4)	$51		12b-1 Fees and/or Shareholder Servicing
	Class B	Voluntary	N/A	N/A	To maintain minimum yield(4)	$31		12b-1 Fees and/or Shareholder Servicing
	Class C	Voluntary	N/A	N/A	To maintain minimum yield(4)	$197		12b-1 Fees and/or Shareholder Servicing
	Class E	Voluntary	N/A	N/A	To maintain minimum yield(4)	$4		12b-1 Fees and/or Shareholder Servicing
Ivy Municipal Bond Fund	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—	*	12b-1 Fees and/or Shareholder Servicing
Ivy Municipal High Income Fund	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$7		12b-1 Fees and/or Shareholder Servicing
Ivy Small Cap Growth Fund	Class E	Contractual	8-1-2008	7-31-2017	1.43%(5)	$9		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A
Ivy Small Cap Value Fund	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A
Ivy Tax-Managed Equity Fund	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—	*	12b-1 Fees and/or Shareholder Servicing
Ivy Value Fund	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	$—		N/A

*	Not shown due to rounding.

(1)	The Fund’s management fee is being reduced by 0.16% of average daily net assets.

(2)	The Fund’s management fee is being reduced by 0.02% of average daily net assets.

(3)	Due to Class A, Class B, Class C, Class E, Class I, Class R, Class R6, and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(4)	Minimum yield was 0.02% throughout the period of this report.

(5)	Reflects the lower expense limit which went into effect August 1, 2016.

Any amounts due to the Funds as a reimbursement but not paid as of September 30, 2016 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

8.	RELATED PARTY TRANSACTIONS

Certain Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees or common officers, complies with Rule 17a-7 under the Act. Further, as defined under such procedures, each transaction is effected at the current market price. During the period ended September 30, 2016, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund	Purchases	Sales
Ivy Global Bond Fund	$—	$1,533
Ivy High Income Fund	—	95,979
Ivy International Core Equity Fund	—	1,314
Ivy Limited-Term Bond Fund	8,676	—

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Trust and the Advisors Fund Complex (Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios and InvestEd Portfolios; referred to with the Funds for purposes of

2016	SEMIANNUAL REPORT	209

this section as Funds) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended September 30, 2016.

10.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended September 30, 2016 follows:

Fund	3-31-16 Share Balance	Purchases at cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	9-30-16 Share Balance	9-30-16 Value
Ivy High Income Fund
Maritime Finance Co. Ltd.	1,750	$—	$—	$—	$—	1,750	$15,277

Ivy Municipal High Income Fund
1155 Island Avenue LLC	6,578	$—	$—	$—	$—	6,578	$1,250

	3-31-16 Principal Balance				Interest Received	9-30-16 Principal Balance
1155 Island Avenue LLC, 10.000%, 12-11-24	$395	$—	$—	$—	$19	$395	$395
1155 Island Avenue LLC, 10.000%, 12-11-24	2,960	—	—	—	147	2,960	2,960

				$—	$166		$4,605

	3-31-16 Share Balance	Purchases at cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	9-30-16 Share Balance	9-30-16 Value
Ivy Managed International Opportunities Fund
Ivy Emerging Markets Equity Fund, Class I	1,397	$59	$1,609	$1,382	$—	1,204	$19,380
Ivy European Opportunities Fund, Class I	1,435	2,317	2,318	719	—	1,410	38,761
Ivy Global Growth Fund, Class I	1,276	462	3,059	1,329	—	1,178	48,451
Ivy Global Income Allocation Fund, Class I	2,201	1,303	3,216	936	738	2,001	29,070
Ivy International Core Equity Fund, Class I	3,620	1,465	3,635	1,259	—	3,416	58,141

				$5,625	$738		$193,803

(1)	Included in Realized Gain/Loss, if applicable, are distributions from the capital gains from the underlying securities.

11. INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended September 30, 2016, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy Bond Fund	$605,255	$257,717	$659,683	$227,783
Ivy Core Equity Fund	—	338,615	—	490,067
Ivy Cundill Global Value Fund	—	84,559	—	106,720
Ivy Dividend Opportunities Fund	—	74,358	—	79,993
Ivy Emerging Markets Equity Fund	—	247,538	—	190,970
Ivy European Opportunities Fund	—	87,751	—	111,020
Ivy Global Bond Fund	—	7,458	2,013	20,223
Ivy Global Equity Income Fund	—	190,861	—	133,819
Ivy Global Growth Fund	—	117,748	—	152,920
Ivy Global Income Allocation Fund	—	255,231	2,957	271,065
Ivy High Income Fund	—	870,030	—	961,108
Ivy International Core Equity Fund	—	1,506,935	—	1,669,313
Ivy Large Cap Growth Fund	—	351,098	—	432,910
Ivy Limited-Term Bond Fund	121,350	534,531	165,048	471,953
Ivy Managed International Opportunities Fund	—	5,606	—	19,462
Ivy Micro Cap Growth Fund	—	25,544	—	53,805
Ivy Mid Cap Growth Fund	—	106,449	—	800,661

210	SEMIANNUAL REPORT	2016

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy Mid Cap Income Opportunities Fund	$—	$119,097	$—	$36,928
Ivy Money Market Fund	—	—	—	—
Ivy Municipal Bond Fund	—	18,090	—	2,527
Ivy Municipal High Income Fund	—	73,449	—	36,900
Ivy Small Cap Growth Fund	—	174,548	—	280,820
Ivy Small Cap Value Fund	—	270,954	—	242,102
Ivy Tax-Managed Equity Fund	—	27,056	—	29,826
Ivy Value Fund	—	86,471	—	84,836

12.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Ivy Bond Fund				Ivy Core Equity Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16		Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	6,502	$69,160	23,299	$245,091	3,020	$39,436	11,640	$156,225
Class B	86	924	281	2,936	58	649	137	1,546
Class C	628	6,718	1,574	16,461	485	5,554	1,662	19,826
Class E	130	1,394	93	969	107	1,403	202	2,753
Class I	48,217	516,702	1,085	11,345	17,071	237,865	3,045	46,161
Class R	147	1,567	265	2,758	26	332	64	866
Class R6	60	639	42	439	122	1,742	11,043	161,909
Class Y	265	2,837	240	2,508	547	7,690	3,556	53,138
Shares issued in reinvestment of distributions to shareholders:
Class A	448	4,776	1,591	16,732	—	—	2,966	38,712
Class B	4	41	7	75	—	—	57	637
Class C	22	239	35	371	—	—	798	9,173
Class E	5	53	8	88	—	—	54	698
Class I	310	3,362	18	184	—	—	784	11,279
Class R	3	37	1	12	—	—	8	106
Class R6	2	24	4	36	—	—	206	2,965
Class Y	5	53	6	64	—	—	434	6,089
Shares redeemed:
Class A	(51,513)	(551,015)	(22,504)	(236,276)	(23,294)	(295,826)	(14,467)	(195,349)
Class B	(146)	(1,571)	(222)	(2,331)	(182)	(2,037)	(220)	(2,543)
Class C	(607)	(6,505)	(1,019)	(10,729)	(1,522)	(17,518)	(3,585)	(42,806)
Class E	(80)	(862)	(73)	(769)	(73)	(960)	(147)	(1,988)
Class I	(4,384)	(47,445)	(456)	(4,796)	(3,287)	(47,868)	(6,558)	(96,316)
Class R	(79)	(853)	(16)	(163)	(17)	(224)	(49)	(644)
Class R6	(46)	(500)	(20)	(212)	(3,251)	(47,589)	(910)	(12,997)
Class Y	(61)	(661)	(205)	(2,153)	(2,644)	(36,770)	(2,612)	(37,844)
Net increase (decrease)	(82)	$(886)	4,034	$42,640	(12,834)	$(154,121)	8,108	$121,596

2016	SEMIANNUAL REPORT	211

	Ivy Cundill Global Value Fund				Ivy Dividend Opportunities Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16		Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	420	$6,082	1,882	$29,068	1,672	$29,292	3,370	$61,029
Class B	1	10	4	52	40	690	42	741
Class C	18	250	255	3,443	231	4,023	471	8,150
Class E	1	17	8	128	38	668	41	745
Class I	6,135	85,843	179	2,806	8,716	150,439	263	4,757
Class R	— *	2	1	11	9	154	6	104
Class R6	7	112	5	77	91	1,603	18	315
Class Y	7	103	97	1,529	21	379	72	1,321
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	120	1,767	85	1,485	1,419	24,638
Class B	—	—	—	—	1	9	37	630
Class C	—	—	3	43	4	75	190	3,257
Class E	—	—	— *	7	2	37	27	459
Class I	—	—	4	56	36	632	62	1,083
Class R	—	—	— *	— *	— *	— *	—	—
Class R6	—	—	1	19	1	17	2	25
Class Y	—	—	2	33	2	44	36	633
Shares redeemed:
Class A	(7,601)	(105,148)	(6,051)	(94,160)	(9,687)	(166,599)	(5,019)	(91,393)
Class B	(20)	(269)	(59)	(832)	(76)	(1,307)	(198)	(3,524)
Class C	(182)	(2,503)	(352)	(5,040)	(446)	(7,735)	(862)	(15,431)
Class E	(6)	(85)	(18)	(285)	(38)	(675)	(49)	(879)
Class I	(697)	(10,432)	(193)	(3,013)	(882)	(15,751)	(223)	(4,037)
Class R	— *	— *	(1)	(17)	(4)	(67)	— *	(1)
Class R6	(10)	(150)	(21)	(312)	(14)	(251)	(7)	(130)
Class Y	(42)	(622)	(91)	(1,443)	(105)	(1,853)	(192)	(3,558)
Net decrease	(1,969)	$(26,790)	(4,225)	$(66,063)	(303)	$(4,691)	(494)	$(11,066)

*	Not shown due to rounding.

212	SEMIANNUAL REPORT	2016

	Ivy Emerging Markets Equity Fund				Ivy European Opportunities Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16		Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,309	$32,711	8,831	$131,784	298	$7,864	2,619	$74,855
Class B	27	337	50	595	1	14	8	222
Class C	265	3,333	1,045	13,754	8	211	227	6,249
Class E	—	—	—	—	—	—	—	—
Class I	11,656	165,420	12,674	195,097	2,870	72,116	1,086	31,972
Class R	219	3,101	351	4,898	— *	14	6	179
Class R6	118	1,713	293	4,234	4	101	17	485
Class Y	823	12,006	1,450	23,215	3	93	99	3,011
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	248	3,341	—	—	21	600
Class B	—	—	2	26	—	—	—	—
Class C	—	—	16	189	—	—	—	—
Class E	—	—	— *	1	—	—	— *	— *
Class I	—	—	75	1,033	—	—	11	311
Class R	—	—	— *	4	—	—	— *	— *
Class R6	—	—	5	65	—	—	1	15
Class Y	—	—	5	71	—	—	— *	5
Shares redeemed:
Class A	(12,107)	(165,195)	(9,794)	(139,261)	(3,587)	(90,402)	(1,469)	(41,023)
Class B	(59)	(699)	(158)	(1,893)	(9)	(218)	(23)	(627)
Class C	(432)	(5,377)	(822)	(10,141)	(97)	(2,425)	(128)	(3,392)
Class E	—	—	—	—	—	—	—	—
Class I	(3,998)	(59,683)	(11,619)	(174,048)	(525)	(14,031)	(405)	(11,483)
Class R	(82)	(1,205)	(42)	(548)	— *	(6)	(1)	(17)
Class R6	(119)	(1,802)	(155)	(2,203)	(17)	(455)	(21)	(557)
Class Y	(272)	(3,958)	(1,337)	(18,573)	(9)	(244)	(128)	(3,659)
Net increase (decrease)	(1,652)	$(19,298)	1,118	$31,640	(1,060)	$(27,368)	1,920	$57,146

*	Not shown due to rounding.

2016	SEMIANNUAL REPORT	213

	Ivy Global Bond Fund				Ivy Global Equity Income Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16		Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,036	$9,685	5,031	$46,635	3,782	$45,727	6,756	$84,231
Class B	15	142	38	348	16	194	28	342
Class C	105	989	401	3,728	119	1,449	488	6,120
Class I	7,601	71,047	860	8,063	20,480	238,772	192	2,330
Class R	12	115	9	82	1	7	10	122
Class R6	284	2,653	22	204	20	249	32	400
Class Y	24	230	98	927	4	55	36	441
Shares issued in reinvestment of distributions to shareholders:
Class A	89	831	437	4,066	356	4,177	1,215	14,810
Class B	2	14	7	61	1	13	3	30
Class C	9	88	43	396	13	153	35	420
Class I	54	509	96	895	205	2,457	14	172
Class R	— *	2	1	5	— *	2	— *	— *
Class R6	2	19	1	4	2	28	6	70
Class Y	3	24	11	102	1	6	2	28
Shares redeemed:
Class A	(9,308)	(86,968)	(9,393)	(87,177)	(18,629)	(215,986)	(6,131)	(75,975)
Class B	(64)	(599)	(197)	(1,858)	(16)	(190)	(14)	(168)
Class C	(449)	(4,212)	(1,441)	(13,365)	(220)	(2,672)	(343)	(4,103)
Class I	(1,425)	(13,440)	(4,027)	(37,203)	(1,381)	(16,770)	(137)	(1,672)
Class R	(4)	(36)	(6)	(56)	(2)	(29)	— *	(2)
Class R6	(51)	(486)	(4)	(33)	(8)	(101)	(47)	(582)
Class Y	(34)	(322)	(368)	(3,438)	(24)	(294)	(18)	(219)
Net increase (decrease)	(2,099)	$(19,715)	(8,381)	$(77,614)	4,720	$57,247	2,127	$26,795

*	Not shown due to rounding.

214	SEMIANNUAL REPORT	2016

	Ivy Global Growth Fund				Ivy Global Income Allocation Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16		Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	493	$19,413	2,437	$99,367	2,957	$41,844	13,167	$191,276
Class B	3	111	18	637	20	282	57	780
Class C	95	3,246	172	6,157	616	8,679	2,488	35,063
Class E	—	—	—	—	19	276	41	598
Class I	6,483	247,649	891	37,653	29,355	404,659	3,168	46,828
Class R	14	536	43	1,729	1	6	— *	4
Class R6	167	6,530	13	541	11	162	26	378
Class Y	80	3,133	334	13,390	6	92	69	982
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	207	8,411	722	10,063	1,768	25,448
Class B	—	—	2	62	5	71	9	133
Class C	—	—	15	515	61	838	108	1,527
Class E	—	—	— *	3	4	61	7	108
Class I	—	—	45	1,859	375	5,378	157	2,254
Class R	—	—	1	32	— *	— *	—	—
Class R6	—	—	1	60	3	38	5	70
Class Y	—	—	4	160	2	29	5	68
Shares redeemed:
Class A	(7,094)	(267,732)	(2,616)	(107,243)	(32,667)	(447,905)	(12,751)	(181,779)
Class B	(20)	(672)	(48)	(1,722)	(70)	(973)	(102)	(1,445)
Class C	(118)	(4,083)	(159)	(5,736)	(774)	(10,863)	(2,116)	(29,195)
Class E	—	—	—	—	(32)	(455)	(31)	(438)
Class I	(920)	(36,619)	(764)	(31,579)	(2,994)	(43,076)	(1,986)	(28,001)
Class R	(6)	(241)	(12)	(474)	— *	(1)	— *	— *
Class R6	(28)	(1,103)	(8)	(319)	(22)	(317)	(14)	(206)
Class Y	(134)	(5,294)	(172)	(7,182)	(44)	(625)	(111)	(1,600)
Net increase (decrease)	(985)	$(35,126)	404	$16,321	(2,446)	$(31,737)	3,964	$62,853

*	Not shown due to rounding.

2016	SEMIANNUAL REPORT	215

	Ivy High Income Fund				Ivy International Core Equity Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16		Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	29,830	$214,019	78,014	$586,497	8,399	$136,012	40,471	$696,382
Class B	272	1,961	445	3,270	74	1,085	157	2,413
Class C	9,519	68,422	24,085	181,242	1,491	21,574	10,221	159,550
Class E	191	1,375	228	1,704	30	487	98	1,695
Class I	101,694	726,721	97,027	721,563	70,276	1,106,636	76,156	1,300,207
Class R	957	6,884	2,923	22,122	638	10,312	1,464	25,019
Class R6	936	6,768	7,573	55,816	6,072	99,369	17,878	307,722
Class Y	10,125	72,579	25,565	191,403	5,286	85,934	17,363	293,941
Shares issued in reinvestment of distributions to shareholders:
Class A	7,523	54,256	22,497	168,026	—	—	739	12,239
Class B	316	2,280	769	5,736	—	—	1	15
Class C	3,990	28,812	9,665	72,161	—	—	42	630
Class E	45	329	89	658	—	—	2	34
Class I	6,576	47,621	15,391	115,649	—	—	1,035	17,216
Class R	317	2,290	574	4,247	—	—	8	130
Class R6	272	1,959	345	2,473	—	—	143	2,391
Class Y	1,682	12,145	4,317	32,379	—	—	259	4,320
Shares redeemed:
Class A	(114,652)	(818,878)	(191,909)	(1,411,639)	(59,581)	(923,438)	(22,721)	(381,922)
Class B	(1,447)	(10,419)	(5,530)	(40,731)	(133)	(1,921)	(290)	(4,357)
Class C	(24,079)	(173,308)	(85,521)	(632,034)	(3,422)	(49,615)	(3,016)	(44,667)
Class E	(173)	(1,248)	(368)	(2,717)	(41)	(683)	(46)	(775)
Class I	(61,411)	(442,244)	(241,309)	(1,787,156)	(28,075)	(460,289)	(34,754)	(574,949)
Class R	(989)	(7,145)	(1,679)	(12,357)	(240)	(3,911)	(287)	(4,714)
Class R6	(3,127)	(22,400)	(1,589)	(11,717)	(2,150)	(35,379)	(1,222)	(20,416)
Class Y	(16,552)	(119,206)	(62,673)	(471,947)	(17,761)	(297,269)	(11,273)	(192,331)
Net increase (decrease)	(48,185)	$(346,427)	(301,071)	$(2,205,352)	(19,137)	$(311,096)	92,428	$1,599,773

216	SEMIANNUAL REPORT	2016

	Ivy Large Cap Growth Fund				Ivy Limited-Term Bond Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16		Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	4,404	$79,041	22,690	$422,491	19,274	$210,096	60,281	$651,914
Class B	93	1,348	316	4,670	181	1,968	492	5,300
Class C	629	9,688	2,566	41,121	993	10,847	6,384	69,015
Class E	55	992	216	4,018	146	1,592	165	1,788
Class I	39,274	706,517	2,620	50,301	88,904	973,067	4,230	45,749
Class R	86	1,513	397	7,152	33	358	45	486
Class R6	23	426	117	2,226	8,161	89,046	86	930
Class Y	188	3,462	1,282	23,505	684	7,481	488	5,279
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	3,824	70,292	750	8,182	1,895	20,500
Class B	—	—	52	764	5	50	6	63
Class C	—	—	343	5,435	43	466	63	683
Class E	—	—	37	682	3	37	4	48
Class I	—	—	839	16,061	419	4,589	57	619
Class R	—	—	73	1,300	— *	2	— *	4
Class R6	—	—	21	404	47	520	4	44
Class Y	—	—	389	7,300	13	142	21	224
Shares redeemed:
Class A	(45,211)	(782,442)	(15,764)	(290,567)	(104,618)	(1,144,066)	(53,618)	(580,153)
Class B	(162)	(2,340)	(369)	(5,561)	(282)	(3,087)	(475)	(5,141)
Class C	(1,014)	(15,750)	(1,413)	(22,339)	(2,806)	(30,691)	(5,395)	(58,403)
Class E	(80)	(1,460)	(68)	(1,253)	(70)	(771)	(124)	(1,341)
Class I	(5,125)	(97,693)	(4,658)	(89,023)	(8,065)	(88,378)	(3,190)	(34,508)
Class R	(161)	(2,832)	(551)	(10,130)	(48)	(526)	(18)	(200)
Class R6	(378)	(6,962)	(71)	(1,336)	(612)	(6,705)	(180)	(1,950)
Class Y	(764)	(14,060)	(1,474)	(27,657)	(300)	(3,281)	(960)	(10,390)
Net increase (decrease)	(8,143)	$(120,552)	11,414	$209,856	2,855	$30,938	10,261	$110,560

*	Not shown due to rounding.

2016	SEMIANNUAL REPORT	217

	Ivy Managed International Opportunities Fund				Ivy Micro Cap Growth Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16		Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	770	$7,309	3,639	$36,592	490	$9,988	1,695	$37,277
Class B	1	6	15	156	2	44	11	228
Class C	45	419	109	1,109	23	457	85	1,882
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	12,074	110,605	106	1,063	3,093	63,257	236	5,407
Class R	2	23	— *	2	1	29	6	128
Class R6	N/A	N/A	N/A	N/A	21	450	46	1,032
Class Y	4	38	67	722	8	178	13	317
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	148	1,431	—	—	305	6,384
Class B	—	—	— *	1	—	—	4	72
Class C	—	—	1	7	—	—	18	359
Class E	—	—	— *	3	N/A	N/A	N/A	N/A
Class I	—	—	1	14	—	—	25	528
Class R	—	—	—	—	—	—	— *	9
Class R6	N/A	N/A	N/A	N/A	—	—	5	99
Class Y	—	—	1	6	—	—	2	44
Shares redeemed:
Class A	(13,209)	(120,873)	(5,441)	(54,517)	(3,970)	(79,332)	(2,857)	(63,357)
Class B	(38)	(352)	(82)	(800)	(9)	(172)	(26)	(521)
Class C	(83)	(782)	(122)	(1,172)	(70)	(1,343)	(157)	(3,299)
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	(1,072)	(10,531)	(114)	(1,138)	(666)	(14,713)	(531)	(12,299)
Class R	(1)	(6)	—	—	(8)	(165)	(3)	(62)
Class R6	N/A	N/A	N/A	N/A	(45)	(961)	(41)	(857)
Class Y	(16)	(152)	(155)	(1,622)	(15)	(354)	(43)	(994)
Net increase (decrease)	(1,523)	$(14,296)	(1,827)	$(18,143)	(1,145)	$(22,637)	(1,207)	$(27,623)

*	Not shown due to rounding.

218	SEMIANNUAL REPORT	2016

	Ivy Mid Cap Growth Fund				Ivy Mid Cap Income Opportunities Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16		Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,365	$46,333	10,174	$216,107	6,808	$77,748	6,690	$70,300
Class B	54	887	121	2,107	N/A	N/A	N/A	N/A
Class C	570	9,940	3,205	60,931	692	8,105	207	2,157
Class E	32	625	75	1,556	202	2,449	—	—
Class I	14,637	303,642	25,264	563,891	9,111	103,837	119	1,283
Class R	291	5,638	1,173	24,509	202	2,443	—	—
Class R6	1,626	34,478	4,973	105,259	261	3,127	38	408
Class Y	1,392	28,485	6,442	141,675	822	9,726	148	1,505
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	4,329	82,637	30	346	82	845
Class B	—	—	129	2,046	N/A	N/A	N/A	N/A
Class C	—	—	1,552	26,145	1	6	1	12
Class E	—	—	38	705	—	—	—	—
Class I	—	—	9,144	185,349	32	374	1	10
Class R	—	—	321	6,036	—	—	—	—
Class R6	—	—	253	5,136	1	5	1	9
Class Y	—	—	2,116	41,960	1	8	2	16
Shares redeemed:
Class A	(17,752)	(345,661)	(16,775)	(344,854)	(8,340)	(93,925)	(1,911)	(19,748)
Class B	(142)	(2,320)	(282)	(4,824)	N/A	N/A	N/A	N/A
Class C	(2,963)	(51,333)	(5,373)	(96,246)	(227)	(2,726)	(71)	(732)
Class E	(35)	(671)	(57)	(1,121)	(201)	(2,429)	—	—
Class I	(22,043)	(463,078)	(82,134)	(1,749,180)	(1,598)	(18,959)	(155)	(1,615)
Class R	(994)	(19,318)	(1,860)	(38,728)	(201)	(2,423)	—	—
Class R6	(1,479)	(31,169)	(2,486)	(49,938)	(239)	(2,876)	(10)	(107)
Class Y	(7,571)	(154,693)	(13,715)	(292,957)	(337)	(4,041)	(70)	(698)
Net decrease	(32,012)	$(638,215)	(53,373)	$(1,111,799)	7,020	$80,795	5,072	$53,645

2016	SEMIANNUAL REPORT	219

	Ivy Money Market Fund				Ivy Municipal Bond Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16		Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	96,559	$96,559	200,299	$200,299	2,027	$24,819	6,586	$79,089
Class B	1,090	1,090	6,630	6,630	25	306	67	803
Class C	14,242	14,242	74,816	74,816	203	2,481	1,044	12,558
Class E	2,542	2,542	4,778	4,778	N/A	N/A	N/A	N/A
Class I	N/A	N/A	N/A	N/A	9,398	115,688	401	4,822
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class R6	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A	13	163	17	202
Shares issued in reinvestment of distributions to shareholders:
Class A	14	14	27	27	98	1,192	271	3,249
Class B	—	—	1	1	1	12	2	24
Class C	4	4	7	7	15	182	28	333
Class E	1	1	1	1	N/A	N/A	N/A	N/A
Class I	N/A	N/A	N/A	N/A	54	666	11	128
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class R6	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A	— *	4	— *	7
Shares redeemed:
Class A	(116,442)	(116,442)	(152,973)	(152,973)	(9,802)	(120,612)	(3,982)	(47,689)
Class B	(2,924)	(2,924)	(4,587)	(4,587)	(26)	(320)	(56)	(665)
Class C	(22,566)	(22,566)	(62,687)	(62,687)	(265)	(3,247)	(506)	(6,075)
Class E	(2,486)	(2,486)	(3,388)	(3,388)	N/A	N/A	N/A	N/A
Class I	N/A	N/A	N/A	N/A	(822)	(10,088)	(109)	(1,304)
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class R6	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A	(11)	(142)	(4)	(48)
Net increase	(29,966)	$(29,966)	62,924	$62,924	908	$11,104	3,770	$45,434

*	Not shown due to rounding.

220	SEMIANNUAL REPORT	2016

	Ivy Municipal High Income Fund				Ivy Small Cap Growth Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16		Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	9,837	$52,669	25,667	$135,057	1,397	$21,601	5,298	$89,117
Class B	78	416	199	1,048	26	317	43	591
Class C	2,960	15,813	8,691	45,804	259	3,417	969	14,100
Class E	N/A	N/A	N/A	N/A	43	680	73	1,236
Class I	31,574	169,458	33,698	177,247	6,332	121,103	2,453	50,180
Class R	N/A	N/A	N/A	N/A	285	4,411	856	14,412
Class R6	N/A	N/A	N/A	N/A	1,325	25,016	358	7,264
Class Y	453	2,426	1,496	7,875	1,221	23,176	2,420	47,994
Shares issued in reinvestment of distributions to shareholders:
Class A	1,135	6,072	2,451	12,890	—	—	2,951	45,529
Class B	24	129	49	256	—	—	115	1,393
Class C	528	2,826	1,011	5,318	—	—	1,939	25,307
Class E	N/A	N/A	N/A	N/A	—	—	53	815
Class I	2,124	11,381	3,803	19,997	—	—	872	16,860
Class R	N/A	N/A	N/A	N/A	—	—	339	5,161
Class R6	N/A	N/A	N/A	N/A	—	—	122	2,371
Class Y	67	358	135	708	—	—	1,312	24,207
Shares redeemed:
Class A	(25,169)	(135,164)	(25,405)	(133,482)	(9,502)	(144,957)	(6,796)	(112,319)
Class B	(218)	(1,165)	(408)	(2,144)	(79)	(959)	(197)	(2,566)
Class C	(5,619)	(30,077)	(9,790)	(51,467)	(1,580)	(20,911)	(2,358)	(33,616)
Class E	N/A	N/A	N/A	N/A	(34)	(538)	(46)	(731)
Class I	(20,805)	(111,389)	(37,399)	(196,480)	(3,103)	(60,200)	(3,613)	(72,765)
Class R	N/A	N/A	N/A	N/A	(445)	(6,918)	(760)	(12,435)
Class R6	N/A	N/A	N/A	N/A	(264)	(5,194)	(210)	(4,275)
Class Y	(1,190)	(6,367)	(1,642)	(8,614)	(1,590)	(29,759)	(4,142)	(82,260)
Net increase (decrease)	(4,221)	$(22,614)	2,556	$14,013	(5,709)	$(69,715)	2,051	$25,570

2016	SEMIANNUAL REPORT	221

	Ivy Small Cap Value Fund				Ivy Tax-Managed Equity Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16		Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,950	$46,137	1,815	$28,296	480	$9,145	3,510	$68,310
Class B	55	725	9	109	6	106	25	478
Class C	269	3,754	196	2,695	42	771	214	3,999
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	6,277	103,190	283	4,756	3,720	69,247	211	4,081
Class R	67	1,040	89	1,395	N/A	N/A	N/A	N/A
Class R6	74	1,247	58	951	N/A	N/A	N/A	N/A
Class Y	267	4,449	256	4,274	1	20	6	124
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	1,826	25,741	—	—	94	1,840
Class B	—	—	31	361	—	—	— *	5
Class C	—	—	163	2,028	—	—	4	69
Class E	—	—	1	18	N/A	N/A	N/A	N/A
Class I	—	—	185	2,797	—	—	4	73
Class R	—	—	20	280	N/A	N/A	N/A	N/A
Class R6	—	—	28	426	N/A	N/A	N/A	N/A
Class Y	—	—	55	807	—	—	— *	7
Shares redeemed:
Class A	(6,944)	(105,445)	(3,934)	(61,834)	(4,194)	(77,540)	(1,522)	(28,839)
Class B	(29)	(365)	(64)	(834)	(7)	(132)	(21)	(392)
Class C	(137)	(1,885)	(372)	(5,135)	(57)	(1,051)	(44)	(814)
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	(772)	(13,291)	(427)	(6,960)	(353)	(6,907)	(155)	(2,960)
Class R	(19)	(297)	(37)	(577)	N/A	N/A	N/A	N/A
Class R6	(50)	(833)	(31)	(503)	N/A	N/A	N/A	N/A
Class Y	(79)	(1,273)	(354)	(5,977)	(5)	(98)	(20)	(383)
Net increase (decrease)	1,929	$37,153	(204)	$(6,886)	(367)	$(6,439)	2,306	$45,598

*	Not shown due to rounding.

222	SEMIANNUAL REPORT	2016

	Ivy Value Fund
	Six months ended 9-30-16 (Unaudited)		Year ended 3-31-16
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	883	$17,618	2,974	$64,213
Class B	15	273	34	693
Class C	53	1,017	293	6,025
Class E	—	—	—	—
Class I	7,361	142,048	125	2,804
Class R	— *	4	1	8
Class R6	259	5,097	35	770
Class Y	86	1,768	23	495
Shares issued in reinvestment of distributions to shareholders:
Class A	114	2,224	1,436	29,148
Class B	1	13	19	364
Class C	5	101	100	1,969
Class E	— *	2	1	18
Class I	26	532	43	871
Class R	— *	— *	— *	1
Class R6	5	92	9	177
Class Y	— *	9	3	67
Shares redeemed:
Class A	(8,454)	(163,346)	(4,471)	(99,830)
Class B	(42)	(792)	(83)	(1,747)
Class C	(150)	(2,905)	(410)	(8,681)
Class E	—	—	—	—
Class I	(686)	(14,010)	(437)	(10,011)
Class R	—	—	— *	— *
Class R6	(44)	(905)	(5)	(102)
Class Y	(12)	(231)	(67)	(1,551)
Net decrease	(580)	$(11,391)	(377)	$(14,299)

*	Not shown due to rounding.

13.	COMMITMENTS

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statement of Operations. As of September 30, 2016, there were no outstanding bridge loan commitments.

14.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy Bond Fund	$789,261	$25,063	$3,365	$21,698
Ivy Core Equity Fund	891,732	179,249	29,613	149,636
Ivy Cundill Global Value Fund	184,156	29,816	14,289	15,527
Ivy Dividend Opportunities Fund	306,497	69,693	3,830	65,863
Ivy Emerging Markets Equity Fund	464,878	133,578	5,969	127,609
Ivy European Opportunities Fund	190,715	21,354	9,555	11,799
Ivy Global Bond Fund	177,030	5,548	15,148	(9,600)

2016	SEMIANNUAL REPORT	223

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy Global Equity Income Fund	$343,624	$23,738	$8,233	$15,505
Ivy Global Growth Fund	413,535	77,376	8,648	68,728
Ivy Global Income Allocation Fund	747,911	32,981	45,002	(12,021)
Ivy High Income Fund	5,043,980	130,325	527,155	(396,830)
Ivy International Core Equity Fund	4,392,032	343,275	233,580	109,695
Ivy Large Cap Growth Fund	1,237,029	523,163	22,396	500,767
Ivy Limited-Term Bond Fund	1,818,003	25,513	1,343	24,170
Ivy Managed International Opportunities Fund	169,789	24,315	—	24,315
Ivy Micro Cap Growth Fund	139,389	38,239	4,374	33,865
Ivy Mid Cap Growth Fund	2,317,366	635,275	270,576	364,699
Ivy Mid Cap Income Opportunities Fund	191,670	21,400	1,824	19,576
Ivy Money Market Fund	194,842	—	—	—
Ivy Municipal Bond Fund	222,616	15,641	78	15,563
Ivy Municipal High Income Fund	1,274,116	119,836	56,037	63,799
Ivy Small Cap Growth Fund	701,514	270,096	10,809	259,287
Ivy Small Cap Value Fund	280,640	46,684	1,222	45,462
Ivy Tax-Managed Equity Fund	95,093	24,737	2,712	22,025
Ivy Value Fund	252,690	36,251	5,507	30,744

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended March 31, 2016 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy Bond Fund	$269	$—	$—	$—	$—
Ivy Core Equity Fund	2,721	13,534	—	9,115	—
Ivy Cundill Global Value Fund	316	—	—	—	—
Ivy Dividend Opportunities Fund	1,029	2,949	—	—	—
Ivy Emerging Markets Equity Fund	—	—	—	—	363
Ivy European Opportunities Fund	103	—	—	—	—
Ivy Global Bond Fund	671	—	—	—	—
Ivy Global Equity Income Fund	954	—	—	—	—
Ivy Global Growth Fund	—	—	—	5,347	528
Ivy Global Income Allocation Fund	2,905	—	—	—	—
Ivy High Income Fund	4,123	—	—	—	—
Ivy International Core Equity Fund	14,862	—	—	—	—
Ivy Large Cap Growth Fund	—	786	—	—	—
Ivy Limited-Term Bond Fund	448	—	—	—	—
Ivy Managed International Opportunities Fund	—	—	—	—	140
Ivy Micro Cap Growth Fund	—	—	—	9,486	508
Ivy Mid Cap Growth Fund	—	—	—	11,659	7,226
Ivy Mid Cap Income Opportunities Fund	—	—	—	—	54
Ivy Money Market Fund	24	—	—	—	—
Ivy Municipal Bond Fund	66	—	—	—	—
Ivy Municipal High Income Fund	480	—	—	—	—
Ivy Small Cap Growth Fund	—	11,371	—	—	8,983
Ivy Small Cap Value Fund	—	—	—	1,830	—
Ivy Tax-Managed Equity Fund	—	—	—	213	61
Ivy Value Fund	4,112	—	—	5,013	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

224	SEMIANNUAL REPORT	2016

The tax character of dividends and distributions paid during the two fiscal years ended March 31, 2016 and 2015 were as follows:

	March 31, 2016		March 31, 2015
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Bond Fund	$18,123	$—	$16,383	$—
Ivy Core Equity Fund	14,021	62,572	10,172	70,493
Ivy Cundill Global Value Fund	1,992	—	—	—
Ivy Dividend Opportunities Fund	3,493	30,139	8,347	36,886
Ivy Emerging Markets Equity Fund	4,983	—	4,850	—
Ivy European Opportunities Fund	948	—	3,277	—
Ivy Global Bond Fund	6,423	—	9,676	—
Ivy Global Equity Income Fund	9,054	8,438	8,517	5,103
Ivy Global Growth Fund	573	11,167	499	6,210
Ivy Global Income Allocation Fund	31,144	—	26,803	—
Ivy High Income Fund	487,204	—	714,539	102,306
Ivy International Core Equity Fund	42,519	—	96,423	187,458
Ivy Large Cap Growth Fund	—	109,373	—	110,293
Ivy Limited-Term Bond Fund	23,128	—	23,368	—
Ivy Managed International Opportunities Fund	1,484	—	3,332	—
Ivy Micro Cap Growth Fund	—	7,628	3,852	9,502
Ivy Mid Cap Growth Fund	47,509	339,017	43,907	430,721
Ivy Mid Cap Income Opportunities Fund	1,322	—	253	—
Ivy Money Market Fund	38	—	35	—
Ivy Municipal Bond Fund	4,224	—	3,922	—
Ivy Municipal High Income Fund	53,839	—	55,643	—
Ivy Small Cap Growth Fund	79	130,985	—	67,691
Ivy Small Cap Value Fund	—	33,901	3,510	25,999
Ivy Tax-Managed Equity Fund	350	1,745	—	1,437
Ivy Value Fund	5,446	28,458	8,378	16,969

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of March 31, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was March 31, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a regulated investment company during the year ended March 31, 2016:

	Pre-Enactment			Post-Enactment
Fund	2017	2018	2019	Short- Term Capital Loss Carryover	Long- Term Capital Loss Carryover
Ivy Bond Fund	$18,939	$—	$—	$184	$7,733
Ivy Core Equity Fund	—	—	—	—	—
Ivy Cundill Global Value Fund	—	6,489	—	1,819	4,070
Ivy Dividend Opportunities Fund	—	—	—	—	—
Ivy Emerging Markets Equity Fund	—	606	—	112,894	—

2016	SEMIANNUAL REPORT	225

	Pre-Enactment			Post-Enactment
Fund	2017	2018	2019	Short- Term Capital Loss Carryover	Long- Term Capital Loss Carryover
Ivy European Opportunities Fund	$—	$115,739	$—	$13,346	$4,370
Ivy Global Bond Fund	—	—	—	3,622	7,341
Ivy Global Equity Income Fund	—	—	—	14,916	3,278
Ivy Global Growth Fund	—	—	—	—	—
Ivy Global Income Allocation Fund	—	5,466	—	42,464	15,667
Ivy High Income Fund	—	—	—	52,939	458,854
Ivy International Core Equity Fund	—	—	—	166,514	4,858
Ivy Large Cap Growth Fund	20,021	—	—	—	—
Ivy Limited-Term Bond Fund	—	—	—	13,570	8,876
Ivy Managed International Opportunities Fund	10,327	6,481	10,440	—	—
Ivy Micro Cap Growth Fund	—	—	—	—	—
Ivy Mid Cap Growth Fund	—	—	—	—	—
Ivy Mid Cap Income Opportunities Fund	—	—	—	2,598	804
Ivy Money Market Fund	—	—	7	—	—
Ivy Municipal Bond Fund	101	84	146	185	2,633
Ivy Municipal High Income Fund	—	—	—	8,317	6,648
Ivy Small Cap Growth Fund	—	—	—	—	—
Ivy Small Cap Value Fund	—	—	—	—	—
Ivy Tax-Managed Equity Fund	—	—	—	—	—
Ivy Value Fund	—	—	—	—	—

Ivy Mortgage Securities Fund was merged into Ivy Bond Fund as of January 24, 2011. At the time of the merger, Ivy Mortgage Securities Fund had capital loss carryovers available to offset future gains of the Ivy Bond Fund. These carryovers are limited to $14,641 for the period ending March 31, 2017 and $4,298 for the period ending from March 31, 2018 plus any unused limitations from prior years.

Ivy Asset Strategy New Opportunities Fund was merged into Ivy Emerging Markets Equity Fund as of March 17, 2014. At the time of the merger, Ivy Asset Strategy New Opportunities Fund had capital loss carryovers available to offset future gains of the Ivy Emerging Markets Equity Fund. These carryovers are annually limited to $7,827 plus any unused limitations from prior years.

Ivy Managed European/Pacific Fund was merged into Ivy Managed International Opportunities Fund as of March 17, 2014. At the time of the merger, Ivy Managed European/Pacific Fund had capital loss carryovers available to offset future gains of the Ivy Managed International Opportunities Fund. These carryovers are annually limited to $2,377 plus any unused limitations from prior years.

226	SEMIANNUAL REPORT	2016

RENEWAL OF INVESTMENT MANAGEMENT AGREEMENTS	IVY FUNDS

At a meeting of the Board of Trustees (the “Board”) of Ivy Funds (the “Trust”) held on August 8th and 9th, 2016, the Board, including all of the trustees who are not “interested persons” (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved the continuance of the Investment Management Agreement (the “Management Agreement”) between Ivy Investment Management Company (“IICO”) and the Trust and the continuance of the Investment Subadvisory Agreements between IICO and:

•	Advantus Capital Management, Inc. (with respect to Ivy Bond Fund and Ivy Real Estate Securities Fund);

•	Mackenzie Financial Corporation (with respect to Ivy Cundill Global Value Fund);

•	LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (with respect to Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund); and

•	Pictet Asset Management Limited and Pictet Asset Management (Singapore) Pte Ltd. (with respect to the Ivy Emerging Markets Local Currency Debt Fund) (each such subadviser referred to herein as a “Subadviser”).

The Board’s Independent Trustees were assisted in their review by independent legal counsel, and met with such counsel separately from representatives of IICO. Independent legal counsel explained the factors that the Board should consider as part of its review of the various agreements, all as outlined in a memorandum it had provided to the Board prior to the meeting, including, among other things, the nature and the quality of the services provided by IICO and the Subadvisers, profitability (including any fall-out benefits) from the relationships with each series of the Trust (each a “Fund” and together, the “Funds”), economies of scale, the role played by the Independent Trustees, and information on comparative fees and expenses. The Independent Trustees also considered the written responses and materials produced by IICO and each Subadviser in response to a 15(c) due diligence request list submitted by the Independent Trustees’ legal counsel prior to the meeting, as well as materials produced in response to a follow-up request list sent to IICO by independent legal counsel on behalf of the Independent Trustees. Included in those responses, which had been provided to the Board prior to the meeting, was a Fund-by-Fund profitability analysis prepared by IICO, as well as an explanation of the methodology by which the profitability analysis was calculated. The Board also received extensive materials on performance, expenses and comparable fund information from Broadridge, Inc. (“Broadridge”) an independent mutual fund rating service. Finally, the Independent Trustees received and reviewed a considerable amount of information that their independent fee consultant had provided to them. The Independent Trustees previously had reviewed and discussed these materials during a telephonic meeting in July 2016. They further reviewed these materials extensively among themselves, with their independent legal counsel and independent fee consultant, and with the other Board members at an executive session of the Independent Trustees at the August 9, 2016 Board meeting, during which the Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the agreements are discussed separately below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided to the Funds by IICO and each Subadviser, taking into account the large amount of materials produced by IICO and each Subadviser in response to the 15(c) due diligence requests submitted on its behalf by independent legal counsel.

The Board likewise considered the knowledge it had received from its regular meetings, including from the materials provided in connection with those meetings, such as the resources and key personnel of IICO and each Subadviser, as well as the other services provided to the Funds by IICO and each Subadviser (such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to each Fund’s investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable laws and regulations). The Board also took into account the compliance environment at IICO and each Subadviser, noting the resources that IICO has dedicated towards compliance. The Board concluded that the nature and extent of the services provided by IICO and each Subadviser were appropriate, that the quality of those services had been consistent with quality norms in the industry and that the Funds were likely to benefit from the continued provision of those services.

Benefits from the Relationship with Funds

The Board next discussed whether IICO or any Subadviser derives any other direct or indirect benefit from serving the Funds. In that regard, the Board discussed the transfer agency/shareholder servicing fees that Waddell & Reed Services Company provides the Funds. The Board took note of the caps that management previously had agreed to on shareholder servicing costs. The Board also considered the benefits that accrue to each service provider organization from its respective relationship with the Funds, including the fact that a variety of services are provided by affiliates of IICO, including distribution, administrative and Fund accounting services, and, as discussed above, shareholder servicing. After full consideration of these and other factors, the Board concluded that none of IICO, any Subadviser or any of their affiliates

2016	SEMIANNUAL REPORT	227

receives any additional direct or indirect benefits that would preclude the Board from approving the continuation of the Management Agreement with IICO or any Investment Subadvisory Agreement with a Subadviser.

Economies of Scale

The Board discussed whether economies of scale are being realized by the Funds and whether fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. The Board considered the fact that as a Fund’s assets have grown, the expenses of that Fund generally have fallen, although the Board took into account that the overall assets of the Funds have fallen during the prior year.

Performance of the Funds and Costs of Services Provided

The Board considered the performance of each Fund and the costs of the services provided, focusing on a number of Funds that the independent fee consultant had identified. Specifically, the Board examined the investment performance of each Fund, including the percentile ranking of each Fund over various periods of time. The Board also examined the performance of each Fund against its respective Lipper index for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Funds’ performance in each asset class was acceptable. Although the performance of some of the focus Funds identified by the independent fee consultant lagged that of their peers or respective Lipper index, the Board recognized that IICO, or the applicable Subadviser, had taken, or was taking, steps to address that underperformance, and determined to continue to monitor closely the performance of those Funds.

The Board also considered the expenses and expense ratio of each Fund, and the expense limitation arrangements entered into by IICO in light of the services provided by IICO and each Subadviser. The Board also compared each Fund’s expenses, including advisory, distribution and shareholder servicing fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds, as well as the advisory fees that IICO (or an affiliate) charges for providing advisory services to other accounts in the same asset class for certain Funds. In that regard, the Board noted that IICO performs significant additional services for the Funds as compared to those other accounts. The Board also took into account the information on IICO’s profitability in managing the Funds, including the methodology used to calculate profitability. The Board finally considered the amount of assets in each Fund, each Fund’s average account size and how those factors affect the Funds’ expense ratios, noting that, as the Funds’ assets have increased or decreased over time, the expense ratios of the Funds generally have fallen or risen, respectively. After completing this examination, the Board concluded that each Fund’s expenses are appropriate at the current time.

Independent Fee Consultant Review

During July of 2016, and as part of their regularly scheduled meetings, the Independent Trustees reviewed a substantial amount of information in connection with considering the continuation of the Management Agreement currently in effect between IICO and the Funds. Independent legal counsel, on behalf of the Independent Trustees, engaged an independent fee consultant to assist them in evaluating the reasonableness of the management fees charged by IICO to the Funds. The independent fee consultant’s review addressed the following fee-related factors:

1.	The nature, extent and quality of IICO’s services to the Funds, including performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Management fees (including any components thereof) charged to institutional and other clients of IICO for like services;

4.	Costs to IICO and its affiliates of supplying services pursuant to the management fee agreement, and profit margins of IICO and its affiliates from supplying such services; and

5.	Possible economies of scale as a Fund grows larger.

The following summarizes the findings of the independent fee consultant retained by the Independent Trustees.1

Summary Findings

The report stated that IICO delivered reasonable levels of performance in the longer-term periods and reasonable levels of service to the Funds in relation to its management fees as compared to the investment advisers of comparable funds. For

[1]	The independent fee consultant’s evaluation was based on information provided by IICO, Broadridge, other information providers and other independent analyses. The term “management fees” refers to the actual annual advisory and administrative fees, net of any fee waivers, paid by a Fund to IICO, as a percentage of average net assets. The term “total expenses” refers to the total annual expenses, net of any fee waivers, paid by a Fund, as a percentage of average net assets. Where these terms are used in reference to groups of Funds, numbers expressed are usually on an asset-weighted basis. Fee and performance data used in screening methodologies are usually for the period ending March 31, 2016. Broadridge report data reflects Class A shares.

228	SEMIANNUAL REPORT	2016

the 36 months ended March 31, 2016, approximately 10% of the Funds were in the top quartile of performance and 40% of the Funds were in the top two quartiles of performance, although short-term performance of the Funds had declined after an extended period of superior long-term performance, which bears monitoring. The independent fee consultant noted that the Funds’ performance appeared to be grounded in a number of institutional competitive advantages at IICO including economic analysis, investment management depth, ability to attract top talent, strategic vision, performance-focused culture, and an effective trading infrastructure, and that these factors could allow IICO to overcome recent short-term performance challenges.

The report further indicated that total expenses of the Funds, on average, were 4% below the average total expenses of their respective Broadridge Expense Group peers and 15% below the average total expenses for their Broadridge Expense Universes. The management fees for the Funds were 6% below the average management fees of their respective Broadridge Expense Group peers and 10% below the average management fees for their Broadridge Expense Universes. The independent fee consultant noted that the Funds, generally small account size relative to the Expense Groups introduces certain biases in the Broadridge analyses that work against the Funds in Broadridge expense comparisons and, as a result, the Broadridge findings may be considered conservative. The independent fee consultant found that within the larger Broadridge averages, the management fees and total expenses of individual Funds and share classes are reasonable relative to their performance.

The report also stated that the management fees IICO charges to the Funds are reasonable in relation to the management fees it charges to its institutional account clients. The report noted that these institutional account clients have different service and infrastructure needs and in addition, the average spread between management fees IICO charged to the Funds and those it charges to institutional account clients is reasonable relative to the average fee spreads computed from industry surveys.

The report stated that while it was difficult to confirm overall economies of scale, it was clear that the Funds’ shareholders generally are benefitting from lower expenses as the Funds’ assets grow.

The report also noted that IICO’s overall profitability from managing the Funds and its other operations is near the median of most similarly-sized, publicly-traded peers, but appears adequate to enable IICO to continue to provide quality support to the Funds and their shareholders. Finally, the report noted that IICO has continued to invest in AUM growth, which is designed to help drive down fund expenses and attract top investment management talent, both of which can benefit the Funds’ investors.

Finally, the report also examined the fees that IICO retains on Funds that are subadvised by unaffiliated subadvisers, and indicated that those fees are reasonable relative to the industry. The report also stated that the subadvisory fees that IICO earns for serving as a subadviser to an unaffiliated fund when compared to fees of similar Funds likewise are reasonable relative to the industry.

Conclusions

The independent fee consultant’s report concluded that it believes that the services provided by IICO and its affiliates and expenses incurred by the Funds in the previous 12 months are reasonable and provide adequate justification for renewal of the Funds’ existing Management Agreement and Investment Subadvisory Agreements.

Approvals for Ivy California Municipal High Income Fund

At a meeting of the Board of Trustees (the “Board”) of Ivy Funds (the “Trust”) held on August 9, 2016, the trustees, including all of the trustees who are not “interested persons” (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved an amendment to the Investment Management Agreement (the “Management Agreement”) between Ivy Investment Management Company (“IICO”) and the Trust, on behalf of Ivy California Municipal High Income Fund (the “Fund”), to include the Fund under the Management Agreement. The Fund is a newly created series of the Trust.

The Independent Trustees were assisted in their consideration of the Management Agreement by independent legal counsel, and met with such counsel separately from representatives of IICO. Independent legal counsel had provided the Board with a memorandum prior to the meeting that discussed the various factors that the Board should consider as part of its review of the Management Agreement, including, among other things, the nature and quality of the services proposed to be provided to the Fund by IICO, IICO’s potential profitability (including any fall-out benefits) from its proposed relationship with the Fund, projected economies of scale, the role played by the Independent Trustees and information on comparative fees and expenses. The material factors and conclusions that formed the basis for the Board’s determination to approve the Management Agreement are discussed below.

In considering the Management Agreement, the Board noted that although the Fund had not yet commenced operations, the Fund appeared to be designed to be able to achieve acceptable performance. The Board also considered the proposed expenses of the Fund, the cost of the services proposed to be provided by IICO, including as compared to the other Funds in

2016	SEMIANNUAL REPORT	229

the Trust family and comparable funds. The Board also noted the proposed expense cap agreement, and concluded that the proposed expenses of the Fund were acceptable. The Board did not discuss possible economies of scale because the Fund had not yet commenced operations. The Board noted that it would monitor profitability once the Fund began operations. The Board considered the nature, extent and quality of services proposed to be provided to the Fund by IICO, taking into account the investment objectives and strategies of the Fund, the Board’s experience with IICO, and other materials previously provided to the Board on the Fund. In addition, the Board reviewed the resources and key personnel of IICO. The Board also considered other services proposed to be provided to the Fund by IICO based upon its current experiences with IICO, such as IICO’s ability to monitor adherence to the Fund’s investment restrictions, producing reports, providing support services for the Board and Board committees on Fund matters, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures and with applicable laws and regulations. The Board also took into account IICO’s compliance environment. The Board concluded that the nature and extent of services to be provided by IICO are reasonable, considering the quality of the services currently provided by IICO for other Funds of the Trust. The Board also discussed whether IICO would derive any other direct or indirect benefits from serving as investment adviser to the Fund. The Board considered the benefits that would accrue to IICO from its relationship with the Fund, including the fact that a variety of services for the Fund were proposed to be provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After consideration of these and other factors, the Board concluded that neither IICO nor any of its affiliates would receive any additional direct benefits that would preclude the Board from approving the Management Agreement for the Fund.

230	SEMIANNUAL REPORT	2016

PROXY VOTING INFORMATION	IVY FUNDS

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.800.777.6472 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY FUNDS

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:	IVY FUNDS

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

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THE IVY FUNDS FAMILY

Domestic Equity Funds

Ivy Core Equity Fund

Ivy Dividend Opportunities Fund

Ivy Large Cap Growth Fund

Ivy Micro Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Mid Cap Income Opportunities Fund

Ivy Small Cap Growth Fund

Ivy Small Cap Value Fund

Ivy Tax-Managed Equity Fund

Ivy Value Fund

Global/International Funds

Ivy Cundill Global Value Fund

Ivy Emerging Markets Equity Fund

Ivy Emerging Markets Local Currency Debt Fund

Ivy European Opportunities Fund

Ivy Global Equity Income Fund

Ivy Global Growth Fund

Ivy Global Income Allocation Fund

Ivy International Core Equity Fund

Ivy Managed International Opportunities Fund

Speciality Funds

Ivy Apollo Multi-Asset Income Fund

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy Global Natural Resources Fund

Ivy LaSalle Global Real Estate Fund

Ivy LaSalle Global Risk-Managed Real Estate Fund

Ivy Real Estate Securities Fund

Ivy Science and Technology Fund

Fixed Income Funds

Ivy Apollo Strategic Income Fund

Ivy Bond Fund

Ivy Global Bond Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Money Market Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

Ivy Targeted Return Bond Fund

1.800.777.6472

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Distributors, Inc.

Before investing, investors should consider carefully the investment objectives, risks, charges and expenses of a mutual fund. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at www.ivyinvestments.com or from a financial advisor. Read it carefully before investing.

2016	SEMIANNUAL REPORT	235

SEMIANN-IVYFUNDS (9-16)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or

1

submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS

(Registrant)

By	/s/ Wendy J. Hills
Wendy J. Hills, Vice President and Secretary

Date:	December 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, President and Principal Executive Officer

Date:	December 9, 2016

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Vice President and Principal Financial Officer

Date:	December 9, 2016